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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Rhoden Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

(Name and address of agent for service)

Registrant's telephone number, including area code: 206-505-7877
Date of fiscal year end:	October 31
Date of reporting period:	November 1, 2013 – January 31, 2014

Item 1. Schedule of Investments

2014 QUARTERLY REPORT

Russell Funds

JANUARY 31, 2014

FUND SHARE CLASS
U.S. Equity Funds
Russell U.S. Core Equity Fund A, C, E, I, S, Y
Russell U.S. Defensive Equity Fund A, C, E, I, S, Y
Russell U.S. Dynamic Equity Fund A, C, E, I, S, Y
Russell U.S. Strategic Equity Fund A, C, E, S
Russell U.S. Large Cap Equity Fund A, C, S
Russell U.S. Mid Cap Equity Fund A, C, S
Russell U.S. Small Cap Equity Fund A, C, E, I, S, Y
International and Global Equity Funds
Russell International Developed Markets Fund A, C, E, I, S, Y
Russell Global Equity Fund A, C, E, S, Y
Russell Emerging Markets Fund A, C, E, S, Y
Tax-Managed Equity Funds
Russell Tax-Managed U.S. Large Cap Fund A, C, E, S
Russell Tax-Managed U.S. Mid & Small Cap Fund A, C, E, S
Taxable Fixed Income Funds
Russell Global Opportunistic Credit Fund A, C, E, S, Y
Russell Strategic Bond Fund A, C, E, I, S, Y
Russell Investment Grade Bond Fund A, C, E, I, S, Y
Russell Short Duration Bond Fund A, C, E, S, Y
Tax Exempt Fixed Income Funds
Russell Tax Exempt Bond Fund A, C, E, S
Alternative and Specialty Funds
Russell Commodity Strategies Fund A, C, E, S, Y
Russell Global Infrastructure Fund A, C, E, S, Y
Russell Global Real Estate Securities Fund A, C, E, S, Y
Russell Multi-Strategy Alternative Fund A, C, E, S, Y
Russell Strategic Call Overwriting Fund S

Russell Investment
Company

Russell Investment Company is a
series investment company with
37 different investment portfolios
referred to as Funds. This
Quarterly Report on 22 of these
Funds.

Russell Investment Company

Russell Funds

Quarterly Report

January 31, 2014 (Unaudited)

Table of Contents

Russell Investment Company - Russell Funds.

Copyright © Russell Investments 2014. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$

Common Stocks - 95.6%			Consumer Staples - 5.6%
Consumer Discretionary - 12.9%			Altria Group, Inc.	260,036	9,158
Amazon.com, Inc.(Æ)	17,552	6,296	Andersons, Inc. (The)	23,100	1,911
AutoZone, Inc.(Æ)	4,150	2,054	Archer-Daniels-Midland Co.	19,500	770
Carnival Corp.	67,880	2,660	Bunge, Ltd.	13,800	1,045
Children's Place Retail Stores, Inc. (The)(Æ)	4,210	222	Casey's General Stores, Inc.	5,500	378
Comcast Corp. Class A(Æ)	167,000	9,093	Church & Dwight Co., Inc.	8,120	524
Costco Wholesale Corp.	45,398	5,101	Coca-Cola Co. (The)	382,578	14,469
CST Brands, Inc.	20,800	664	Colgate-Palmolive Co.	256,302	15,693
DIRECTV(Æ)	55,437	3,849	Constellation Brands, Inc. Class A(Æ)	66,800	5,122
Discovery Communications, Inc. Class A(Æ)	20,300	1,620	CVS Caremark Corp.	120,231	8,142
eBay, Inc.(Æ)	151,490	8,059	Energizer Holdings, Inc.	6,900	652
Estee Lauder Cos., Inc. (The) Class A	45,864	3,153	General Mills, Inc.	7,917	380
Finish Line, Inc. (The) Class A	3,500	90	Hershey Co. (The)	33,700	3,350
Ford Motor Co.	686,700	10,273	Kellogg Co.(Ñ)	3,175	184
General Motors Co.	205,200	7,404	Kimberly-Clark Corp.	4,728	517
Hanesbrands, Inc.	43,600	3,102	Kroger Co. (The)	75,000	2,708
Harman International Industries, Inc.	13,600	1,407	Lorillard, Inc.	56,200	2,766
Hertz Global Holdings, Inc.(Æ)	103,812	2,701	Molson Coors Brewing Co. Class B	32,600	1,716
Home Depot, Inc.	151,326	11,629	Mondelez International, Inc. Class A	20,358	667
Hyatt Hotels Corp. Class A(Æ)	8,000	382	Monster Beverage Corp.(Æ)	23,000	1,562
Jack in the Box, Inc.(Æ)	31,711	1,604	PepsiCo, Inc.	59,960	4,818
Johnson Controls, Inc.	254,561	11,740	Philip Morris International, Inc.	122,442	9,568
Las Vegas Sands Corp.	109,987	8,416	Procter & Gamble Co. (The)	185,092	14,182
Lennar Corp. Class A(Ñ)	56,040	2,251	Reynolds American, Inc.	3,851	187
LG Display Co., Ltd. - ADR(Ñ)	91,074	1,068	Safeway, Inc.	67,500	2,109
Liberty Media Corp. Class A(Æ)	10,264	1,351	Sysco Corp.	7,272	255
Lowe's Cos., Inc.	261,530	12,106	Walgreen Co.	117,559	6,742
Macy's, Inc.	8,700	463			109,575
Marriott International, Inc. Class A	67,820	3,344
McDonald's Corp.	12,352	1,163	Energy - 10.0%
Meritage Homes Corp.(Æ)	9,190	446	Anadarko Petroleum Corp.	18,900	1,525
Michael Kors Holdings, Ltd.(Æ)	42,957	3,434	Arch Coal, Inc.(Ñ)	640,360	2,715
Nike, Inc. Class B	144,382	10,518	Atwood Oceanics, Inc.(Æ)	3,700	175
Norwegian Cruise Line Holdings, Ltd.(Æ)	7,700	270	Baker Hughes, Inc.	5,700	323
NVR, Inc.(Æ)	252	291	BP PLC - ADR	108,300	5,078
Omnicom Group, Inc.	50,700	3,680	Chesapeake Energy Corp.(Ñ)	195,720	5,267
Orient-Express Hotels, Ltd. Class A(Æ)	18,430	261	Chevron Corp.	141,060	15,747
PetSmart, Inc.(Ñ)	27,000	1,701	Cimarex Energy Co.	6,800	666
priceline.com, Inc.(Æ)	1,863	2,133	ConocoPhillips	150,090	9,748
PVH Corp.	26,900	3,251	CONSOL Energy, Inc.	39,070	1,459
Ross Stores, Inc.	36,200	2,458	Devon Energy Corp.	42,910	2,541
Royal Caribbean Cruises, Ltd.	33,700	1,671	EOG Resources, Inc.	4,650	768
Signet Jewelers, Ltd.	6,600	525	Exxon Mobil Corp.	449,617	41,437
Starbucks Corp.	244,217	17,369	Halliburton Co.	330,800	16,213
Starwood Hotels & Resorts Worldwide, Inc.	106,920	7,988	Magna International, Inc. Class A	10,560	896
Target Corp.	143,588	8,133	Marathon Oil Corp.	422,798	13,864
Taylor Morrison Home Corp. Class A(Æ)	19,060	403	Marathon Petroleum Corp.	15,538	1,353
Time Warner, Inc.	233,033	14,641	Murphy Oil Corp.	16,500	934
TJX Cos., Inc.	74,411	4,268	National Oilwell Varco, Inc.	111,471	8,361
Toll Brothers, Inc.(Æ)	104,020	3,823	Noble Energy, Inc.	68,078	4,243
Under Armour, Inc. Class A(Æ)	7,331	793	Occidental Petroleum Corp.	115,972	10,156
Viacom, Inc. Class B	160,380	13,167	Oceaneering International, Inc.	22,500	1,533
Wal-Mart Stores, Inc.	19,847	1,482	Peabody Energy Corp.	191,155	3,259
Walt Disney Co. (The)	204,766	14,868	Phillips 66(Æ)	135,100	9,874
Yum! Brands, Inc.	152,436	10,236	Pioneer Natural Resources Co.	46,229	7,828
		251,075	Rowan Companies PLC(Æ)	31,600	991
			Schlumberger, Ltd.	173,554	15,198
			SolarCity Corp.(Æ)(Ñ)	8,600	637
			Southwestern Energy Co.(Æ)	149,000	6,063

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund 3

Russell Investment Company Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Spectra Energy Corp.	8,205	295	Loews Corp.	199,263	8,885
Weatherford International, Ltd.(Æ)	257,806	3,491	LPL Financial Holdings, Inc.	6,500	348
Whiting Petroleum Corp.(Æ)	10,100	590	Marsh & McLennan Cos., Inc.	6,763	309
WPX Energy, Inc.(Æ)	47,340	902	MasterCard, Inc. Class A	142,770	10,805
		194,130	MetLife, Inc.	70,291	3,448
			Morgan Stanley	130,485	3,851
Financial Services - 17.5%			NASDAQ OMX Group, Inc. (The)	8,100	309
ACE, Ltd.	107,879	10,120	Northern Trust Corp.	7,700	464
Aflac, Inc.	13,713	861	Old Republic International Corp.	13,600	212
Allied World Assurance Co. Holdings AG	12,000	1,235	PartnerRe, Ltd. - ADR	32,890	3,229
Allstate Corp. (The)	66,912	3,426	PNC Financial Services Group, Inc. (The)	296,100	23,652
American Express Co.	271,990	23,125	Principal Financial Group, Inc.(Ñ)	9,500	414
American International Group, Inc.	105,625	5,066	PrivateBancorp, Inc. Class A	3,200	91
American Tower Corp. Class A(ö)	3,178	257	Prosperity Bancshares, Inc.	7,300	457
Ameriprise Financial, Inc.	7,470	789	Protective Life Corp.	2,000	98
Aon PLC	33,930	2,730	Prudential Financial, Inc.	57,500	4,852
Arch Capital Group, Ltd.(Æ)	7,200	387	Public Storage(ö)	3,834	604
Artisan Partners Asset Management, Inc.			Raymond James Financial, Inc.	11,800	601
Class A	1,600	101	Regions Financial Corp.	163,863	1,666
Aspen Insurance Holdings, Ltd.	88,900	3,458	Santander Consumer USA Holdings(Æ)	193,300	4,954
Assurant, Inc.	13,600	889	Selective Insurance Group, Inc.	25,500	600
Assured Guaranty, Ltd.	83,299	1,762	Simon Property Group, Inc.(ö)	2,280	353
Astoria Financial Corp.	8,100	107	State Street Corp.	303,200	20,299
Axis Capital Holdings, Ltd.	76,500	3,444	SunTrust Banks, Inc.	165,393	6,123
Bank of America Corp.	2,421,027	40,552	SVB Financial Group(Æ)	2,600	292
Barclays PLC - ADR(Ñ)	20,159	361	Symetra Financial Corp.	28,100	538
Berkshire Hathaway, Inc. Class B(Æ)	33,787	3,771	Taubman Centers, Inc.(ö)	9,400	611
BlackRock, Inc. Class A	2,491	748	TCF Financial Corp.	21,100	340
BOK Financial Corp.	3,900	251	Thomson Reuters Corp.	4,188	151
Brandywine Realty Trust(ö)	5,700	81	Travelers Cos., Inc. (The)	40,279	3,274
Brown & Brown, Inc.	54,771	1,725	US Bancorp	7,942	315
Capital One Financial Corp.	163,400	11,538	Visa, Inc. Class A	79,563	17,140
Cathay General Bancorp	3,100	73	Waddell & Reed Financial, Inc. Class A	33,411	2,166
CBOE Holdings, Inc.	21,200	1,103	Washington Federal, Inc.	13,000	284
Chubb Corp. (The)	54,178	4,580	Webster Financial Corp.	2,200	67
CIT Group, Inc.	9,900	461	Wells Fargo & Co.	339,400	15,388
Citigroup, Inc.	525,482	24,924	Western Alliance Bancorp(Æ)	2,700	61
CME Group, Inc. Class A	26,800	2,004	WR Berkley Corp.	6,370	247
Columbia Property Trust, Inc.(Ñ)(ö)	13,027	316	XL Group PLC Class A	26,400	759
Comerica, Inc.	30,900	1,415			340,947
Commerce Bancshares, Inc.	6,300	274
DCT Industrial Trust, Inc.(ö)	68,100	490	Health Care - 16.4%
DiamondRock Hospitality Co.(ö)	8,000	93	Abbott Laboratories	208,778	7,654
Discover Financial Services	80,130	4,299	Actavis PLC(Æ)	26,345	4,979
Douglas Emmett, Inc.(ö)	13,500	343	Aetna, Inc.	19,800	1,353
Extra Space Storage, Inc.(ö)	3,300	151	Allergan, Inc.	47,991	5,500
Federal Realty Investment Trust(ö)	1,400	153	Amgen, Inc.	47,515	5,652
First Midwest Bancorp, Inc.	4,900	78	Baxter International, Inc.	189,061	12,913
Fiserv, Inc.(Æ)	43,140	2,418	Becton Dickinson and Co.	2,380	257
FleetCor Technologies, Inc.(Æ)	22,484	2,390	Biogen Idec, Inc.(Æ)	31,146	9,737
Franklin Resources, Inc.	4,707	245	Boston Scientific Corp.(Æ)	168,400	2,278
General Growth Properties, Inc.(ö)	15,000	302	Bristol-Myers Squibb Co.	55,367	2,767
Genworth Financial, Inc. Class A(Æ)	15,910	235	Brookdale Senior Living, Inc. Class A(Æ)	73,570	2,020
Hanover Insurance Group, Inc. (The)	18,300	1,016	Cardinal Health, Inc.	97,300	6,618
Hartford Financial Services Group, Inc.	172,440	5,734	Celgene Corp.(Æ)	42,569	6,467
Huntington Bancshares, Inc.	96,385	874	Cerner Corp.(Æ)(Ñ)	154,340	8,780
Jack Henry & Associates, Inc.	39,650	2,212	Covidien PLC	108,328	7,392
JPMorgan Chase & Co.	458,590	25,387	CR Bard, Inc.	18,200	2,359
KeyCorp	70,680	902	Eli Lilly & Co.	135,395	7,313
Lincoln National Corp.	71,500	3,434	Forest Laboratories, Inc.(Æ)	62,100	4,117

See accompanying notes which are an integral part of this quarterly report.
4 Russell U.S. Core Equity Fund

Russell Investment Company Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Gilead Sciences, Inc.(Æ)	159,769	12,885	Accenture PLC Class A	7,907	632
Health Net, Inc.(Æ)	17,000	559	Aegean Marine Petroleum Network, Inc.(Ñ)	64,755	589
Humana, Inc.	11,200	1,090	AGCO Corp.	65,000	3,466
IDEXX Laboratories, Inc.(Æ)(Ñ)	50,200	5,736	Air Lease Corp. Class A	33,400	1,051
Intuitive Surgical, Inc.(Æ)	161	66	AO Smith Corp.	29,200	1,379
Johnson & Johnson	378,427	33,479	Automatic Data Processing, Inc.	145,564	11,150
McKesson Corp.	44,375	7,739	Boeing Co. (The)	135,020	16,913
Medtronic, Inc.	277,906	15,718	Bristow Group, Inc.	2,200	158
Merck & Co., Inc.	274,661	14,549	Canadian Pacific Railway, Ltd.	23,288	3,528
Mylan, Inc.(Æ)	81,300	3,692	Con-way, Inc.	15,700	604
Novartis AG - ADR	64,600	5,108	CSX Corp.	2,897	78
Patterson Cos., Inc.	44,700	1,786	Cummins, Inc.	1,570	199
Perrigo Co. PLC	53,530	8,332	Danaher Corp.	7,362	548
Pfizer, Inc.	1,437,024	43,686	Delta Air Lines, Inc.	273,697	8,378
Pharmacyclics, Inc.(Æ)	34,948	4,651	Eaton Corp. PLC	48,265	3,528
Regeneron Pharmaceuticals, Inc.(Æ)	19,230	5,550	EMCOR Group, Inc.	23,200	986
Sanofi - ADR	193,657	9,470	Emerson Electric Co.	8,843	583
St. Jude Medical, Inc.	49,200	2,988	FedEx Corp.	34,165	4,555
Stryker Corp.	47,191	3,662	Fluor Corp.	4,200	319
Teva Pharmaceutical Industries, Ltd. - ADR	201,900	9,011	General Dynamics Corp.	61,000	6,180
Thermo Fisher Scientific, Inc.	35,312	4,066	General Electric Co.	1,161,650	29,192
UnitedHealth Group, Inc.	168,531	12,181	Gulfmark Offshore, Inc. Class A	3,000	128
Valeant Pharmaceuticals International, Inc.			Honeywell International, Inc.	272,395	24,851
(Æ)	61,210	8,303	Hub Group, Inc. Class A(Æ)	16,000	663
Vertex Pharmaceuticals, Inc.(Æ)	39,600	3,130	IDEX Corp.	11,044	795
WellCare Health Plans, Inc.(Æ)	1,100	72	Illinois Tool Works, Inc.	131,238	10,351
WellPoint, Inc.	31,900	2,743	Itron, Inc.(Æ)	4,900	198
Zimmer Holdings, Inc.	5,500	517	Jacobs Engineering Group, Inc.(Æ)	6,700	407
		318,925	JB Hunt Transport Services, Inc.	34,100	2,559
			L-3 Communications Holdings, Inc. Class 3	30,100	3,343
Materials and Processing - 4.8%			Lexmark International, Inc. Class A	62,894	2,465
Air Products & Chemicals, Inc.	2,554	269	Lockheed Martin Corp.	3,191	482
Alcoa, Inc.(Ñ)	42,520	490	Manpowergroup, Inc.	10,100	787
Berry Plastics Group, Inc.(Æ)	56,800	1,267	Navistar International Corp.(Æ)(Ñ)	39,148	1,206
Bombardier, Inc. Class B	244,483	880	Norfolk Southern Corp.	41,217	3,816
Commercial Metals Co.	15,555	297	Northrop Grumman Corp.	12,623	1,459
CRH PLC - ADR(Ñ)	216,000	5,594	Old Dominion Freight Line, Inc.(Æ)	7,700	418
Crown Holdings, Inc.(Æ)	20,500	843	Orbital Sciences Corp.(Æ)	10,300	252
Ecolab, Inc.	102,477	10,303	Pentair, Ltd.	39,900	2,966
EI du Pont de Nemours & Co.	113,100	6,900	Raytheon Co.	196,984	18,727
Fastenal Co.(Ñ)	181,540	7,975	Ryder System, Inc.	9,600	683
Huntsman Corp.	152,000	3,332	Southwest Airlines Co.	227,300	4,762
International Flavors & Fragrances, Inc.	28,200	2,444	Stanley Black & Decker, Inc.	38,400	2,972
LyondellBasell Industries NV Class A	27,196	2,142	Stericycle, Inc.(Æ)	9,900	1,159
Mallinckrodt PLC	741	43	Terex Corp.	66,000	2,706
Masco Corp.	137,818	2,916	Tidewater, Inc.	13,100	679
Monsanto Co.	191,496	20,404	UniFirst Corp.	4,386	464
Mosaic Co. (The)	86,350	3,856	Union Pacific Corp.	37,739	6,576
MRC Global, Inc.(Æ)	11,400	318	United Continental Holdings, Inc.(Æ)	99,700	4,570
Packaging Corp. of America	26,900	1,738	United Parcel Service, Inc. Class B	3,977	379
PPG Industries, Inc.	44,631	8,139	United Technologies Corp.	11,327	1,291
Praxair, Inc.	67,995	8,480	Waste Management, Inc.	5,720	239
Precision Castparts Corp.	15,026	3,828	WW Grainger, Inc.	11,820	2,771
Reliance Steel & Aluminum Co.	13,700	958	Xylem, Inc.	77,700	2,592
Steel Dynamics, Inc.	28,000	462	Zebra Technologies Corp. Class A(Æ)	3,800	209
		93,878			203,383

Producer Durables - 10.4%			Technology - 15.3%
3M Co.	8,503	1,090	Activision Blizzard, Inc.	13,900	238
ABM Industries, Inc.	13,200	352	Adobe Systems, Inc.(Æ)	61,708	3,653

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund 5

Russell Investment Company Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
ADTRAN, Inc.	5,200	132	CenturyLink, Inc.	721	21
Altera Corp.	113,700	3,801	Dominion Resources, Inc.	3,193	217
Amdocs, Ltd.	50,880	2,201	DTE Energy Co.	15,200	1,037
Apple, Inc.	64,181	32,129	Duke Energy Corp.	7,836	553
Autodesk, Inc.(Æ)	2,700	138	Encana Corp.	242,850	4,364
Avago Technologies, Ltd. Class A	66,800	3,650	Entergy Corp.	91,900	5,792
Benchmark Electronics, Inc.(Æ)	17,500	398	Exelon Corp.	284,884	8,262
Broadcom Corp. Class A	106,100	3,158	FirstEnergy Corp.	8,963	282
Brocade Communications Systems, Inc.(Æ)	129,400	1,209	NextEra Energy, Inc.	4,290	394
Ciena Corp.(Æ)(Ñ)	9,500	222	PG&E Corp.	5,000	211
Cisco Systems, Inc.	859,444	18,830	Pinnacle West Capital Corp.	51,700	2,721
Cognizant Technology Solutions Corp. Class			PNM Resources, Inc.	28,700	707
A(Æ)	3,182	308	Southern Co.	9,126	376
Cree, Inc.(Æ)(Ñ)	33,621	2,031	Verizon Communications, Inc.	157,383	7,558
Electronic Arts, Inc.(Æ)	169,800	4,483			53,304
EMC Corp.	130,002	3,151
Equinix, Inc.(Æ)	29,630	5,488	Total Common Stocks
Facebook, Inc. Class A(Æ)	86,297	5,400	(cost $1,512,340)		1,862,759
Google, Inc. Class A(Æ)	29,696	35,070
Hewlett-Packard Co.	188,500	5,467	Investments in Other Funds - 0.0%
Ingram Micro, Inc. Class A(Æ)	7,400	185	Financial Services - 0.0%
Integrated Device Technology, Inc.(Æ)	43,600	421	iShares Russell 1000 Value ETF	13,274	1,205
Intel Corp.	265,567	6,517
International Business Machines Corp.	67,224	11,877	Total Investments in Other Funds
Intersil Corp. Class A	30,600	347	(cost $1,146)		1,205
Juniper Networks, Inc.(Æ)	70,700	1,881	Short-Term Investments - 4.1%
Lam Research Corp.(Æ)	40,680	2,059
LinkedIn Corp. Class A(Æ)	42,086	9,057	Russell U.S. Cash Management Fund	79,935,631 (8)	79,936
Marvell Technology Group, Ltd.	80,700	1,205	Total Short-Term Investments
Mentor Graphics Corp.	45,666	950	(cost $79,936)		79,936
Microsoft Corp.	737,728	27,923	Other Securities - 2.1%
Motorola Solutions, Inc.	50,400	3,216
NetApp, Inc.	138,200	5,851	Russell U.S. Cash Collateral Fund(×)	41,291,036 (8)	41,291
NVIDIA Corp.	67,100	1,053	Total Other Securities
ON Semiconductor Corp.(Æ)	10,000	84	(cost $41,291)		41,291
Oracle Corp.	408,543	15,075	Total Investments 101.8%
PMC Sierra, Inc.(Æ)	40,500	265	(identified cost $1,634,713)		1,985,191
Polycom, Inc.(Æ)	26,400	315

QUALCOMM, Inc.	172,166	12,778	Other Assets and Liabilities,
Salesforce.com, Inc.(Æ)	102,510	6,205
SAP AG - ADR(Ñ)	98,570	7,533	Net - (1.8%)		(36,011)

ServiceNow, Inc.(Æ)	37,077	2,352	Net Assets - 100.0%		1,949,180
Splunk, Inc.(Æ)	33,362	2,570
Symantec Corp.	186,700	3,997
SYNNEX Corp.(Æ)	7,467	419
Synopsys, Inc.(Æ)	98,600	3,930
Texas Instruments, Inc.	256,399	10,871
Tyco International, Ltd.	87,800	3,555
VMware, Inc. Class A(Æ)	23,100	2,082
Vodafone Group PLC - ADR	361,250	13,388
Western Digital Corp.	27,600	2,378
Workday, Inc. Class A(Æ)	47,300	4,235
Yahoo!, Inc.(Æ)	699	25
Yelp, Inc. Class A(Æ)	23,515	1,786
		297,542

Utilities - 2.7%
American Electric Power Co., Inc.	5,039	246
Aqua America, Inc.	29,331	703
AT&T, Inc.	596,031	19,860

See accompanying notes which are an integral part of this quarterly report.
6 Russell U.S. Core Equity Fund

Russell Investment Company Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$

Long Positions
Russell 1000 Mini Index Futures		86	USD	8,542	03/14	(251)
S&P 500 E-Mini Index Futures (CME)		755	USD	67,067	03/14	(2,081)
S&P E-Mini Consumer Staples Select Sector Index Futures (CME)		208	USD	8,476	03/14	(261)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(2,593)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$251,075	$—			$—	$251,075
Consumer Staples	109,575	—			—	109,575
Energy	194,130	—			—	194,130
Financial Services	340,947	—			—	340,947
Health Care	318,925	—			—	318,925
Materials and Processing	93,878	—			—	93,878
Producer Durables	203,383	—			—	203,383
Technology	297,542	—			—	297,542
Utilities	53,304	—			—	53,304
Investments in Other Funds	1,205	—			—	1,205
Short-Term Investments	—	79,936			—	79,936
Other Securities	—	41,291			—	41,291
Total Investments	1,863,964	121,227			—	1,985,191

Other Financial Instruments
Futures Contracts	(2,593)	—			—	(2,593)
Total Other Financial Instruments*	$(2,593)	$—			$—	$(2,593)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund 7

Russell Investment Company

Russell U.S. Defensive Equity Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$

Common Stocks - 95.2%			Yum! Brands, Inc.	62,975	4,229
Consumer Discretionary - 11.5%					160,526
Advance Auto Parts, Inc.	44,687	5,130
Amazon.com, Inc.(Æ)	10,705	3,840	Consumer Staples - 12.2%
AMC Networks, Inc. Class A(Æ)	17,632	1,136	Altria Group, Inc.	54,944	1,935
AutoZone, Inc.(Æ)	13,010	6,441	Andersons, Inc. (The)	22,700	1,878
Bed Bath & Beyond, Inc.(Æ)	29,600	1,890	Archer-Daniels-Midland Co.	31,280	1,235
Carter's, Inc.	13,500	908	Campbell Soup Co.	28,900	1,191
CBS Corp. Class B	17,380	1,021	Casey's General Stores, Inc.	7,400	508
Chipotle Mexican Grill, Inc. Class A(Æ)	1,000	552	Church & Dwight Co., Inc.	30,700	1,983
Coach, Inc.	2,100	101	Coca-Cola Co. (The)	545,936	20,647
Comcast Corp. Class A(Æ)	269,140	14,655	Colgate-Palmolive Co.	111,962	6,855
Costco Wholesale Corp.	71,072	7,986	CVS Caremark Corp.	144,722	9,801
Dick's Sporting Goods, Inc.	400	21	Dr Pepper Snapple Group, Inc.	26,766	1,282
DIRECTV(Æ)	49,536	3,439	Energizer Holdings, Inc.	5,580	527
Discovery Communications, Inc. Class A(Æ)	20,300	1,620	General Mills, Inc.	253,819	12,188
Dollar General Corp.(Æ)	3,500	197	Hershey Co. (The)	90,600	9,006
Dollar Tree, Inc.(Æ)	35,700	1,804	Hormel Foods Corp.	5,800	264
Domino's Pizza, Inc.	2,500	176	Ingredion, Inc.	12,051	751
Estee Lauder Cos., Inc. (The) Class A	155	11	JM Smucker Co. (The)	52,500	5,060
Family Dollar Stores, Inc.	10,200	631	Kellogg Co.	97,617	5,660
Foot Locker, Inc.	16,933	654	Kimberly-Clark Corp.	79,699	8,717
Gap, Inc. (The)	29,600	1,127	Kroger Co. (The)	285,607	10,310
Garmin, Ltd.	1,800	81	Lorillard, Inc.	68,600	3,377
Genuine Parts Co.	23,300	1,916	McCormick & Co., Inc.	9,700	623
Home Depot, Inc.	276,755	21,269	Mondelez International, Inc. Class A	203,777	6,674
Jack in the Box, Inc.(Æ)	10,096	511	PepsiCo, Inc.	192,353	15,457
John Wiley & Sons, Inc. Class A(Æ)	11,100	601	Philip Morris International, Inc.	179,130	13,997
Liberty Media Corp. Class A(Æ)	14,560	1,916	Procter & Gamble Co. (The)	336,886	25,812
LKQ Corp.(Æ)	28,800	780	Reynolds American, Inc.	75,888	3,681
Lowe's Cos., Inc.	38,820	1,797	Sysco Corp.	4,316	151
Madison Square Garden Co. (The) Class			Walgreen Co.	7,993	458
A(Æ)	24,700	1,433	Whole Foods Market, Inc.	12,400	648
Marriott International, Inc. Class A	13,640	672			170,676
Mattel, Inc.	7,000	265
McDonald's Corp.	31,192	2,937	Energy - 6.9%
Michael Kors Holdings, Ltd.(Æ)	6,700	535	Chesapeake Energy Corp.	35,084	944
News Corp. Class A	48,344	772	Chevron Corp.	276,807	30,900
Nike, Inc. Class B	98,082	7,145	ConocoPhillips	62,203	4,040
Nu Skin Enterprises, Inc. Class A	11,216	955	Dril-Quip, Inc.(Æ)	5,800	583
NVR, Inc.(Æ)	1,340	1,546	Exxon Mobil Corp.	444,622	40,976
O'Reilly Automotive, Inc.(Æ)	13,200	1,729	Helmerich & Payne, Inc.	600	53
Panera Bread Co. Class A(Æ)	900	152	Hubbell, Inc. Class B(Æ)	21,884	2,555
PetSmart, Inc.	49,600	3,125	Marathon Oil Corp.	740	24
Polaris Industries, Inc.	7,200	901	Marathon Petroleum Corp.	30,101	2,620
priceline.com, Inc.(Æ)	700	801	National Oilwell Varco, Inc.	6,974	523
Ross Stores, Inc.	62,620	4,252	Occidental Petroleum Corp.	61,976	5,427
Scripps Networks Interactive, Inc. Class A	12,600	914	Oceaneering International, Inc.	47,514	3,238
Starbucks Corp.	133,436	9,490	Schlumberger, Ltd.	50,025	4,381
Target Corp.	20,373	1,154	Spectra Energy Corp.	7,467	269
Tiffany & Co.	4,214	351			96,533
Time Warner Cable, Inc.	13,300	1,772
Time Warner, Inc.	77,531	4,871	Financial Services - 11.6%
TJX Cos., Inc.	149,286	8,563	ACE, Ltd.	68,832	6,457
Tractor Supply Co.	11,100	738	Aflac, Inc.	31,514	1,979
VF Corp.	150,240	8,781	Alliance Data Systems Corp.(Æ)	3,000	719
Viacom, Inc. Class B	97,530	8,007	Allied World Assurance Co. Holdings AG	21,400	2,203
Wal-Mart Stores, Inc.	16,957	1,266	Allstate Corp. (The)	321	16
Walt Disney Co. (The)	13,204	959	American Financial Group, Inc.	39,200	2,153

See accompanying notes which are an integral part of this quarterly report.
8 Russell U.S. Defensive Equity Fund

Russell Investment Company Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
American Tower Corp. Class A(ö)	20,936	1,693	Washington Federal, Inc.	11,800	258
Aon PLC	60,600	4,876	Wells Fargo & Co.	34,600	1,569
Arch Capital Group, Ltd.(Æ)	62,000	3,336			161,357
Arthur J Gallagher & Co.	17,200	795
Aspen Insurance Holdings, Ltd.	100,076	3,893	Health Care - 18.6%
Axis Capital Holdings, Ltd.	135,500	6,100	Abbott Laboratories	316,787	11,613
Bank of Hawaii Corp.	4,600	261	AbbVie, Inc.	98,040	4,827
Berkshire Hathaway, Inc. Class B(Æ)	161,400	18,012	Actavis PLC(Æ)	4,030	762
BlackRock, Inc. Class A	5,473	1,645	Alexion Pharmaceuticals, Inc.(Æ)	5,720	908
BOK Financial Corp.	4,708	303	Allergan, Inc.	51,898	5,948
Boston Properties, Inc.(ö)	8,550	924	AmerisourceBergen Corp. Class A	107,504	7,226
Broadridge Financial Solutions, Inc.	22,100	802	Amgen, Inc.	73,070	8,692
Brown & Brown, Inc.	79,200	2,494	Baxter International, Inc.	45,415	3,102
CBOE Holdings, Inc.	68,724	3,575	Becton Dickinson and Co.	33,013	3,569
Chubb Corp. (The)	35,985	3,042	Biogen Idec, Inc.(Æ)	32,652	10,208
City National Corp.	13,237	958	Bio-Rad Laboratories, Inc. Class A(Æ)	6,730	856
Commerce Bancshares, Inc.	75,460	3,280	Bristol-Myers Squibb Co.	125,017	6,247
Cullen/Frost Bankers, Inc.	46,454	3,439	Cardinal Health, Inc.	83,966	5,711
Dun & Bradstreet Corp. (The)	28,488	3,134	CareFusion Corp.(Æ)	67,168	2,738
Endurance Specialty Holdings, Ltd.	8,500	445	Celgene Corp.(Æ)	78,570	11,937
Equity Lifestyle Properties, Inc. Class A(ö)	24,397	959	Cerner Corp.(Æ)	12,830	730
Everest Re Group, Ltd.	30,440	4,407	Cooper Cos., Inc. (The)	3,700	460
FactSet Research Systems, Inc.	7,500	793	Covance, Inc.(Æ)	4,900	463
Federated Investors, Inc. Class B	7,056	190	Covidien PLC	111,987	7,642
Fidelity National Information Services, Inc.	76,475	3,877	CR Bard, Inc.	9,405	1,219
Fiserv, Inc.(Æ)	77,989	4,371	Eli Lilly & Co.	131,809	7,119
FleetCor Technologies, Inc.(Æ)	1,800	191	Forest Laboratories, Inc.(Æ)	61,959	4,108
Fotex Holding SE(Æ)	38,309	1,219	Gilead Sciences, Inc.(Æ)	124,284	10,023
Franklin Resources, Inc.	26,211	1,363	Henry Schein, Inc.(Æ)	4,400	506
Hanover Insurance Group, Inc. (The)	6,100	339	Humana, Inc.	14,860	1,446
HCC Insurance Holdings, Inc.	31,600	1,356	IDEXX Laboratories, Inc.(Æ)	2,900	331
IntercontinentalExchange Group, Inc.	8,010	1,672	Intuitive Surgical, Inc.(Æ)	90	37
Invesco, Ltd.	25,230	839	Johnson & Johnson	440,157	38,941
Jack Henry & Associates, Inc.	64,540	3,600	Laboratory Corp. of America Holdings(Æ)	48,500	4,357
Loews Corp.	13,735	613	McKesson Corp.	42,634	7,436
M&T Bank Corp.	11,300	1,260	MEDNAX, Inc.(Æ)	11,886	661
Marsh & McLennan Cos., Inc.	50,911	2,327	Medtronic, Inc.	82,974	4,693
MasterCard, Inc. Class A	141,540	10,712	Merck & Co., Inc.	395,784	20,965
Morningstar, Inc.	13,200	1,019	Mylan, Inc.(Æ)	52,276	2,374
New York Community Bancorp, Inc.	22,800	369	Patterson Cos., Inc.	39,400	1,574
PartnerRe, Ltd. - ADR	31,089	3,052	Perrigo Co. PLC	12,700	1,977
People's United Financial, Inc.	104,600	1,486	Pfizer, Inc.	843,730	25,649
ProAssurance Corp.	9,500	441	Quest Diagnostics, Inc.	23,100	1,213
Progressive Corp. (The)	117,092	2,721	Stryker Corp.	72,405	5,619
Public Storage(ö)	1,041	164	Techne Corp.	7,100	645
Reinsurance Group of America, Inc. Class A	30,294	2,262	Thermo Fisher Scientific, Inc.	110,849	12,763
RenaissanceRe Holdings, Ltd.	14,850	1,347	UnitedHealth Group, Inc.	111,392	8,051
Santander Consumer USA Holdings(Æ)	28,993	743	WellPoint, Inc.	15,300	1,316
Selective Insurance Group, Inc.	10,800	254	Zimmer Holdings, Inc.	21,900	2,058
Signature Bank(Æ)	6,300	769			258,720
Simon Property Group, Inc.(ö)	4,370	677
TD Ameritrade Holding Corp.	11,000	344
Thomson Reuters Corp.	4,106	148	Materials and Processing - 2.1%
Torchmark Corp.	51,495	3,870	Air Products & Chemicals, Inc.	11,725	1,233
Total System Services, Inc.	5,500	164	Ball Corp.	26,381	1,350
Travelers Cos., Inc. (The)	63,729	5,180	Bemis Co., Inc.	41,400	1,594
US Bancorp	23,920	950	Berry Plastics Group, Inc.(Æ)	17,600	393
Ventas, Inc.(ö)	13,480	841	Compass Minerals International, Inc.	1,300	102
Visa, Inc. Class A	61,276	13,201	Crown Holdings, Inc.(Æ)	98,128	4,033
Waddell & Reed Financial, Inc. Class A	44,828	2,906	Ecolab, Inc.	8,213	826
			FMC Corp.	13,200	932

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Defensive Equity Fund 9

Russell Investment Company Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Hexcel Corp.(Æ)	4,100	171	Snap-on, Inc.	3,000	300
International Flavors & Fragrances, Inc.	35,000	3,034	Stericycle, Inc.(Æ)	35,310	4,133
Lennox International, Inc.	18,200	1,575	Toro Co. (The)	12,763	809
Mallinckrodt PLC	13,858	801	Towers Watson & Co. Class A	28,900	3,379
Monsanto Co.	33,159	3,533	Union Pacific Corp.	113,325	19,746
Packaging Corp. of America	24,325	1,571	United Parcel Service, Inc. Class B	18,457	1,758
PPG Industries, Inc.	13,640	2,487	United Technologies Corp.	167,296	19,075
Praxair, Inc.	2,154	269	Wabtec Corp.	5,700	421
Precision Castparts Corp.	1,066	272	Waste Connections, Inc.	47,900	1,958
Sherwin-Williams Co. (The)	3,640	667	Waste Management, Inc.	35,795	1,496
Sigma-Aldrich Corp.	1,300	121	Waters Corp.(Æ)	2,800	303
Silgan Holdings, Inc.	11,280	517	WW Grainger, Inc.	26,034	6,104
Sonoco Products Co.	12,000	497	Zebra Technologies Corp. Class A(Æ)	800	44
Valspar Corp.	35,984	2,529			156,716
		28,507
			Technology - 16.5%
Producer Durables - 11.2%			Adobe Systems, Inc.(Æ)	88,950	5,265
3M Co.	54,960	7,045	Akamai Technologies, Inc.(Æ)	1,100	52
ABM Industries, Inc.	5,476	146	Amdocs, Ltd.	4,600	199
Accenture PLC Class A	36,986	2,954	Apple, Inc.	68,601	34,342
AGCO Corp.	43,200	2,304	Applied Materials, Inc.	41,280	694
Alliant Techsystems, Inc.	1,100	158	Avago Technologies, Ltd. Class A	27,690	1,513
AO Smith Corp.	32,757	1,547	Broadcom Corp. Class A	74,200	2,208
Automatic Data Processing, Inc.	51,468	3,942	Brocade Communications Systems, Inc.(Æ)	27,500	257
Boeing Co. (The)	16,320	2,044	CA, Inc.	9,200	295
Cintas Corp.	1,800	103	Cisco Systems, Inc.	533,650	11,692
Covanta Holding Corp.	15,600	281	Cognizant Technology Solutions Corp. Class
CSX Corp.	105,622	2,842	A(Æ)	23,477	2,275
Danaher Corp.	4,368	325	DST Systems, Inc.	700	64
Dover Corp.	52,032	4,504	Electronic Arts, Inc.(Æ)	111,500	2,944
EMCOR Group, Inc.	10,500	446	EMC Corp.	246,931	5,986
Emerson Electric Co.	70,416	4,643	FEI Co.	12,100	1,134
FedEx Corp.	391	52	Gartner, Inc.(Æ)	7,600	535
Flir Systems, Inc.	49,788	1,579	Google, Inc. Class A(Æ)	34,779	41,073
Flowserve Corp.	11,593	839	IAC/InterActiveCorp	1,600	112
Fluor Corp.	19,100	1,451	Ingram Micro, Inc. Class A(Æ)	5,000	125
General Dynamics Corp.	22,780	2,308	Intel Corp.	351,326	8,622
Genpact, Ltd.(Æ)	56,557	960	International Business Machines Corp.	105,981	18,725
Graco, Inc.	1,400	97	Intuit, Inc.	1,700	125
Honeywell International, Inc.	163,209	14,890	Juniper Networks, Inc.(Æ)	21,400	569
Hub Group, Inc. Class A(Æ)	15,300	634	KLA-Tencor Corp.	19,150	1,177
IDEX Corp.	39,900	2,873	Lam Research Corp.(Æ)	14,430	730
IHS, Inc. Class A(Æ)	2,341	265	Leidos Holdings, Inc.	12,950	587
Illinois Tool Works, Inc.	7,149	564	Manhattan Associates, Inc.(Æ)	50,520	1,704
Jacobs Engineering Group, Inc.(Æ)	3,400	206	MICROS Systems, Inc.(Æ)	4,900	272
JB Hunt Transport Services, Inc.	33,600	2,522	Microsoft Corp.	1,185,631	44,876
Knight Transportation, Inc.	73,800	1,576	Motorola Solutions, Inc.	41,000	2,616
L-3 Communications Holdings, Inc. Class 3	36,250	4,026	Oracle Corp.	340,469	12,563
Lexmark International, Inc. Class A	28,600	1,121	QUALCOMM, Inc.	179,889	13,351
Lincoln Electric Holdings, Inc.	3,300	228	Science Applications International Corp.	6,283	233
Lockheed Martin Corp.	50,391	7,605	ServiceNow, Inc.(Æ)	5,900	374
Mettler-Toledo International, Inc.(Æ)	5,760	1,419	Splunk, Inc.(Æ)	15,200	1,171
Norfolk Southern Corp.	349	32	Symantec Corp.	60,773	1,301
Northrop Grumman Corp.	53,715	6,207	SYNNEX Corp.(Æ)	1,200	67
Old Dominion Freight Line, Inc.(Æ)	15,400	835	Synopsys, Inc.(Æ)	74,200	2,958
Parker Hannifin Corp.	300	34	Tech Data Corp.(Æ)	300	16
Paychex, Inc.	33,800	1,414	Texas Instruments, Inc.	4,034	171
Raytheon Co.	97,063	9,228	VMware, Inc. Class A(Æ)	21,000	1,893
Republic Services, Inc. Class A	300	10	Western Digital Corp.	12,300	1,060
Rockwell Automation, Inc.	8,107	931	Workday, Inc. Class A(Æ)	21,000	1,880

See accompanying notes which are an integral part of this quarterly report.

10 Russell U.S. Defensive Equity Fund

Russell Investment Company Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

	Principal	Fair
	Amount ($)	Value
	or Shares	$
Xilinx, Inc.	43,650	2,026
Yahoo!, Inc.(Æ)	3,879	140
		229,972

Utilities - 4.6%
AGL Resources, Inc.	2,400	115
Ameren Corp.	57,914	2,191
American Electric Power Co., Inc.	79,902	3,900
Aqua America, Inc.	1,325	32
AT&T, Inc.	285,400	9,509
CenturyLink, Inc.	440	13
CMS Energy Corp.	50,410	1,401
Dominion Resources, Inc.	1,897	129
DTE Energy Co.	130,551	8,906
Duke Energy Corp.	20,696	1,462
Edison International	16,950	816
Exelon Corp.	56,346	1,634
ITC Holdings Corp.	17,400	1,801
National Fuel Gas Co.	14,950	1,127
NextEra Energy, Inc.	97,644	8,976
NiSource, Inc.	33,390	1,148
PG&E Corp.	2,971	125
Pinnacle West Capital Corp.	51,000	2,684
Public Service Enterprise Group, Inc.	20,000	667
Questar Corp.	120,232	2,804
Sempra Energy	46,080	4,272
Southern Co.	5,424	224
Verizon Communications, Inc.	188,946	9,073
Wisconsin Energy Corp.	39,465	1,684
		64,693

Total Common Stocks
(cost $1,177,300)		1,327,700

Short-Term Investments - 4.6%
Russell U.S. Cash Management Fund	64,670,237 (∞)	64,670
Total Short-Term Investments
(cost $64,670)		64,670
Total Investments 99.8%
(identified cost $1,241,970)		1,392,370

Other Assets and Liabilities,
Net - 0.2%		2,912

Net Assets - 100.0%		1,395,282

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Defensive Equity Fund 11

Russell Investment Company Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$

Long Positions
S&P 500 E-Mini Index Futures (CME)		347	USD	30,824	03/14	(928)
S&P E-Mini Consumer Staples Select Sector Index Futures (CME)		46	USD	1,874	03/14	(71)
S&P E-Mini Energy Select Sector Index Futures (CME)		23	USD	1,916	03/14	(63)
S&P E-Mini Health Care Select Sector Index Futures (CME)		35	USD	1,962	03/14	(28)
S&P E-Mini Utilities Select Sector Index Futures (CME)		50	USD	1,964	03/14	60
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(1,030)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$160,526	$—			$—	$160,526
Consumer Staples	170,676	—			—	170,676
Energy	96,533	—			—	96,533
Financial Services	161,357	—			—	161,357
Health Care	258,720	—			—	258,720
Materials and Processing	28,507	—			—	28,507
Producer Durables	156,716	—			—	156,716
Technology	229,972	—			—	229,972
Utilities	64,693	—			—	64,693
Short-Term Investments	—	64,670			—	64,670
Total Investments	1,327,700	64,670			—	1,392,370

Other Financial Instruments
Futures Contracts	(1,030)	—			—	(1,030)
Total Other Financial Instruments*	$(1,030)	$—			$—	$(1,030)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

12 Russell U.S. Defensive Equity Fund

Russell Investment Company Russell U.S. Dynamic Equity Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$

Common Stocks - 97.8%			Cobalt International Energy, Inc.(Æ)	156,997	2,570
			ConocoPhillips(Û)	15,000	974
Consumer Discretionary - 17.5%			CONSOL Energy, Inc.	47,915	1,790
Amazon.com, Inc.(Æ)	12,927	4,637	Devon Energy Corp.	37,480	2,220
Apollo Education Group, Inc. Class A(Æ)	48,100	1,553	Diamond Offshore Drilling, Inc.(Û)	39,000	1,893
Bed Bath & Beyond, Inc.(Æ)	7,200	460	Halliburton Co.(Û)	144,100	7,062
Best Buy Co., Inc.(Û)	142,938	3,365	Marathon Oil Corp.(Û)	86,500	2,836
Brinker International, Inc.	18,300	885	Marathon Petroleum Corp.	21,600	1,880
Carnival Corp.	83,285	3,264	Murphy Oil Corp.(Û)	44,100	2,496
Comcast Corp. Class A(Æ)	177,242	9,651	Occidental Petroleum Corp.	7,900	692
Deckers Outdoor Corp.(Æ)	11,200	873	Oceaneering International, Inc.	32,900	2,242
Delphi Automotive PLC(Û)	52,500	3,197	Peabody Energy Corp.	234,325	3,995
Diageo PLC - ADR	50,176	6,024	Pioneer Natural Resources Co.	22,100	3,742
Foot Locker, Inc.	64,700	2,497	RPC, Inc.	70,400	1,199
GameStop Corp. Class A(Û)	46,360	1,626	Schlumberger, Ltd.	106,732	9,347
Gap, Inc. (The)(Û)	15,700	598	SM Energy Co.	36,500	3,021
General Motors Co.	115,300	4,160	Valero Energy Corp.	68,700	3,511
Goodyear Tire & Rubber Co. (The)(Û)	103,400	2,446	Weatherford International, Ltd.(Æ)	312,536	4,232
Home Depot, Inc.	57,885	4,448	WPX Energy, Inc.(Æ)	56,618	1,079
Jarden Corp.(Æ)(Û)	47,300	2,859
Las Vegas Sands Corp.	103,500	7,920			76,240
Lear Corp.(Û)	36,800	2,662
Lennar Corp. Class A(Ñ)	71,250	2,861	Financial Services - 24.2%
LG Display Co., Ltd. - ADR(Ñ)	111,961	1,313	Affiliated Managers Group, Inc.(Æ)	21,622	4,308
Lowe's Cos., Inc.(Û)	32,300	1,495	Allstate Corp. (The)(Û)	110,285	5,647
Macy's, Inc.(Û)	62,100	3,304	American International Group, Inc.(Û)	223,200	10,705
Marriott International, Inc. Class A	83,205	4,102	Ameriprise Financial, Inc.(Û)	29,700	3,137
McGraw Hill Financial, Inc.(Û)	43,800	3,331	Assurant, Inc.(Û)	43,800	2,862
Meritage Homes Corp.(Æ)	11,865	576	Assured Guaranty, Ltd.	98,610	2,086
Nike, Inc. Class B	49,100	3,577	Axis Capital Holdings, Ltd.	30,600	1,378
Nu Skin Enterprises, Inc. Class A	14,900	1,269	Bank of America Corp.(Û)	823,284	13,790
NVR, Inc.(Æ)	401	462	Barclays PLC - ADR(Ñ)	24,246	434
Omnicom Group, Inc.	55,900	4,057	Camden Property Trust(ö)	13,976	864
Orient-Express Hotels, Ltd. Class A(Æ)	22,275	315	Capital One Financial Corp.(Û)	45,700	3,227
Polaris Industries, Inc.(Û)	21,300	2,667	CBL & Associates Properties, Inc.(ö)	105,900	1,799
PVH Corp.	54,360	6,570	CBRE Group, Inc. Class A(Æ)(Û)	112,300	2,980
Ralph Lauren Corp. Class A	20,073	3,149	Citigroup, Inc.	202,885	9,623
Starbucks Corp.	59,979	4,266	CME Group, Inc. Class A	89,110	6,662
Starz(Æ)	65,900	1,844	Columbia Property Trust, Inc.(Ñ)(ö)	16,036	390
Taylor Morrison Home Corp. Class A(Æ)	16,930	358	Discover Financial Services(Û)	62,100	3,332
TJX Cos., Inc.	44,397	2,547	Endurance Specialty Holdings, Ltd.	77,630	4,067
Toll Brothers, Inc.(Æ)	125,240	4,603	Equity Lifestyle Properties, Inc. Class A(ö)	34,600	1,360
Viacom, Inc. Class B	25,700	2,110	FactSet Research Systems, Inc.	12,000	1,269
Visteon Corp.(Æ)	35,800	2,900	Fifth Third Bancorp(Û)	155,900	3,277
Whirlpool Corp.(Û)	16,900	2,253	First Republic Bank	112,507	5,460
		123,054	Genworth Financial, Inc. Class A(Æ)	19,440	287
			Goldman Sachs Group, Inc. (The)	21,100	3,463
			Hanover Insurance Group, Inc. (The)	46,400	2,577
Consumer Staples - 1.3%			Hartford Financial Services Group, Inc.	218,950	7,280
Constellation Brands, Inc. Class A(Æ)	48,500	3,718	Hospitality Properties Trust(ö)	32,200	828
Herbalife, Ltd.	20,100	1,294	Huntington Bancshares, Inc.	286,360	2,597
Kroger Co. (The)(Û)	32,300	1,166	JPMorgan Chase & Co.	157,080	8,696
Lorillard, Inc.	57,800	2,845	KeyCorp(Û)	322,770	4,119
		9,023	Lincoln National Corp.	15,200	730
			MetLife, Inc.	91,200	4,473
Energy - 10.8%			Morgan Stanley	205,302	6,058
Anadarko Petroleum Corp.	33,648	2,715	Old Republic International Corp.	143,100	2,235
Arch Coal, Inc.(Ñ)	792,620	3,361	PNC Financial Services Group, Inc. (The)	8,600	687
Baker Hughes, Inc.(Û)	37,700	2,135	Prudential Financial, Inc.	53,400	4,506
Cameron International Corp.(Æ)	44,493	2,668	Regions Financial Corp.	481,683	4,899
Chesapeake Energy Corp.(Û)	318,850	8,580	SLM Corp.	47,230	1,075

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Dynamic Equity Fund 13

Russell Investment Company Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
SunTrust Banks, Inc.	293,825	10,877	Boeing Co. (The)	6,550	820
SVB Financial Group(Æ)	16,990	1,907	Delta Air Lines, Inc.	151,200	4,628
T Rowe Price Group, Inc.	32,005	2,510	Eaton Corp. PLC	57,500	4,203
Unum Group	82,400	2,653	FedEx Corp.	32,400	4,320
Waddell & Reed Financial, Inc. Class A	44,400	2,878	Fluor Corp.	57,990	4,405
Wells Fargo & Co.(Û)	45,200	2,049	Honeywell International, Inc.	49,600	4,525
WR Berkley Corp.	9,595	372	Huntington Ingalls Industries, Inc.(Û)	32,300	3,069
XL Group PLC Class A	16,800	483	ITT Corp.(Û)	68,400	2,801
Zillow, Inc. Class A(Æ)(Ñ)	42,080	3,455	Joy Global, Inc.(Ñ)	49,515	2,614
		170,351	Lexmark International, Inc. Class A	76,300	2,990
			Magna International, Inc. Class A	13,565	1,151
Health Care - 10.1%			Manpowergroup, Inc.	19,700	1,535
Amgen, Inc.(Û)	28,700	3,414	Navistar International Corp.(Æ)(Ñ)	43,630	1,345
Biogen Idec, Inc.(Æ)(Û)	10,200	3,189	Northrop Grumman Corp.(Û)	24,400	2,819
Brookdale Senior Living, Inc. Class A(Æ)	90,000	2,471	Old Dominion Freight Line, Inc.(Æ)	10,600	575
Cardinal Health, Inc.	37,400	2,544	Oshkosh Corp.	52,700	2,853
Catamaran Corp.(Æ)	151,682	7,375	Pentair, Ltd.	48,500	3,605
Celgene Corp.(Æ)(Û)	42,900	6,518	Southwest Airlines Co.(Û)	166,100	3,480
Cigna Corp.(Û)	39,200	3,383	Spirit Aerosystems Holdings, Inc. Class
Cubist Pharmaceuticals, Inc.(Æ)	11,900	870	A(Æ)	67,200	2,279
Edwards Lifesciences Corp.(Æ)	80,206	5,223	Terex Corp.	107,000	4,387
Gilead Sciences, Inc.(Æ)	55,500	4,476	URS Corp.(Û)	48,200	2,420
Humana, Inc.(Û)	11,100	1,080	Xylem, Inc.	106,100	3,539
McKesson Corp.(Û)	17,300	3,017			71,754
Mylan, Inc.(Æ)	109,000	4,950
Myriad Genetics, Inc.(Æ)(Û)	118,700	3,280	Technology - 15.7%
Omnicare, Inc.(Û)	29,600	1,849	Adobe Systems, Inc.(Æ)	70,900	4,197
Thermo Fisher Scientific, Inc.	39,400	4,536	Altera Corp.	173,929	5,814
United Therapeutics Corp.(Æ)(Û)	26,600	2,730	AOL, Inc.(Æ)	31,800	1,465
UnitedHealth Group, Inc.	54,900	3,968	Apple, Inc.(Û)	28,241	14,137
Valeant Pharmaceuticals International, Inc.			Arrow Electronics, Inc.(Æ)	53,600	2,754
(Æ)	26,700	3,621	Avago Technologies, Ltd. Class A	67,600	3,694
Vertex Pharmaceuticals, Inc.(Æ)	34,800	2,751	Avnet, Inc.	70,300	2,887
		71,245	AVX Corp.	17,900	231
			Cisco Systems, Inc.	90,440	1,982
Materials and Processing - 6.7%			Citrix Systems, Inc.(Æ)	53,354	2,885
Alcoa, Inc.(Ñ)	52,175	601	Facebook, Inc. Class A(Æ)	67,900	4,249
Bombardier, Inc. Class B	300,807	1,083	Google, Inc. Class A(Æ)	10,119	11,950
CF Industries Holdings, Inc.(Û)	12,800	2,955	Hewlett-Packard Co.	123,900	3,593
Cliffs Natural Resources, Inc.(Û)	98,520	1,903	Ingram Micro, Inc. Class A(Æ)	116,000	2,902
Domtar Corp.(Û)	32,700	3,512	Lam Research Corp.(Æ)(Û)	53,700	2,718
Dow Chemical Co. (The)	87,800	3,996	Lambda TD Software, Inc.(Æ)(Û)	162,200	3,177
Fastenal Co.(Ñ)	168,427	7,399	LinkedIn Corp. Class A(Æ)	15,025	3,234
Freeport-McMoRan Copper & Gold, Inc.	157,036	5,090	LSI Corp.	47,600	525
Huntsman Corp.	192,500	4,220	Marvell Technology Group, Ltd.(Û)	207,200	3,093
LyondellBasell Industries NV Class A(Û)	39,600	3,119	Micron Technology, Inc.(Æ)	58,260	1,342
Packaging Corp. of America(Û)	45,100	2,913	Oracle Corp.	99,400	3,668
PPG Industries, Inc.	6,400	1,167	Rackspace Hosting, Inc.(Æ)(Ñ)	168,188	6,124
Precision Castparts Corp.	17,500	4,458	Salesforce.com, Inc.(Æ)	147,159	8,908
Rock Tenn Co. Class A	8,300	842	SanDisk Corp.(Û)	44,200	3,074
United States Steel Corp.	31,200	815	Stratasys, Ltd.(Æ)(Ñ)	13,582	1,637
Westlake Chemical Corp.	23,600	2,868	Synopsys, Inc.(Æ)	24,000	957
			Tyco International, Ltd.	120,200	4,867
		46,941	Vishay Intertechnology, Inc.	115,500	1,568
			Western Digital Corp.	39,000	3,361
Producer Durables - 10.2%					110,993
AECOM Technology Corp.(Æ)	77,600	2,225

Aegean Marine Petroleum Network, Inc.(Ñ)	73,337	667	Utilities - 1.3%
Alaska Air Group, Inc.	17,100	1,352
Alliant Techsystems, Inc.(Û)	21,900	3,147	AES Corp.(Û)	205,000	2,882

See accompanying notes which are an integral part of this quarterly report.
14 Russell U.S. Dynamic Equity Fund

Russell Investment Company Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Edison International	40,500	1,950	Equinix, Inc.(Æ)	(12,800)	(2,370)
FirstEnergy Corp.	10,700	337	NetSuite, Inc.(Æ)	(20,400)	(2,146)
Frontier Communications Corp.	180,200	847	Nuance Communications, Inc.(Æ)	(107,300)	(1,645)
Telephone & Data Systems, Inc.	108,100	2,921	Stratasys, Ltd.(Æ)	(6,700)	(808)
		8,937			(6,969)

Total Common Stocks			Total Securities Sold Short
(cost $595,041)		688,538	(proceeds $35,794)		(37,105)
Investments in Other Funds - 0.2%			Other Assets and Liabilities,
Financial Services - 0.2%			Net - (3.6%)		(25,545)
iShares Russell 1000 Value ETF	17,565	1,595	Net Assets - 100.0%		703,908
Total Investments in Other Funds
(cost $1,514)		1,595
Short-Term Investments - 6.8%
Russell U.S. Cash Management Fund	48,060,815 (∞)	48,061
Total Short-Term Investments
(cost $48,061)		48,061
Other Securities - 4.1%
Russell U.S. Cash Collateral Fund(×)	28,363,659 (∞)	28,364
Total Other Securities
(cost $28,364)		28,364
Total Investments 108.9%
(identified cost $672,980)		766,558
Securities Sold Short - (5.3)%
Consumer Discretionary - (0.6)%
Burger King Worldwide, Inc.	(85,100)	(2,071)
Choice Hotels International, Inc.	(26,400)	(1,281)
JC Penney Co., Inc.(Æ)	(100,600)	(596)
		(3,948)
Energy - (1.0)%
Cheniere Energy, Inc.(Æ)	(66,900)	(2,940)
Golar LNG, Ltd.(Æ)	(28,100)	(998)
Gulfport Energy Corp.(Æ)	(32,900)	(2,005)
McDermott International, Inc.(Æ)	(129,900)	(1,083)
		(7,026)
Financial Services - (0.6)%
Plum Creek Timber Co., Inc.(ö)	(64,900)	(2,795)
St. Joe Co. (The)(Æ)	(73,100)	(1,314)
		(4,109)
Health Care - (0.9)%
Allscripts Healthcare Solutions, Inc.(Æ)	(58,200)	(964)
Brookdale Senior Living, Inc. Class A(Æ)	(101,900)	(2,798)
Theravance, Inc.(Æ)	(77,400)	(2,850)
		(6,612)
Materials and Processing - (0.9)%
Tahoe Resources, Inc.(Æ)	(170,700)	(3,039)
Vulcan Materials Co.	(48,800)	(3,012)
		(6,051)
Producer Durables - (0.3)%
Iron Mountain, Inc.	(90,500)	(2,390)

Technology - (1.0)%

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Dynamic Equity Fund 15

Russell Investment Company Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$

Long Positions
Russell 1000 Value Index Futures		212	USD	18,857	03/14	(564)
S&P 500 E-Mini Index Futures (CME)		222	USD	19,720	03/14	(472)
S&P E-Mini Technology Select Sector Index Futures (CME)		138	USD	4,801	03/14	(63)
S&P E-Mini Utilities Select Sector Index Futures (CME)		124	USD	4,870	03/14	163
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(936)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$123,054	$—			$—	$123,054
Consumer Staples	9,023	—			—	9,023
Energy	76,240	—			—	76,240
Financial Services	170,351	—			—	170,351
Health Care	71,245	—			—	71,245
Materials and Processing	46,941	—			—	46,941
Producer Durables	71,754	—			—	71,754
Technology	110,993	—			—	110,993
Utilities	8,937	—			—	8,937
Investments in Other Funds	1,595	—			—	1,595
Short-Term Investments	—	48,061			—	48,061
Other Securities	—	28,364			—	28,364
Total Investments	690,133	76,425			—	766,558
Securities Sold Short**	(37,105)	—			—	(37,105)

Other Financial Instruments
Futures Contracts	(936)	—			—	(936)
Total Other Financial Instruments*	$(936)	$—			$—	$(936)

*	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
**	Refer to Schedule of Investments for detailed sector breakout.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

16 Russell U.S. Dynamic Equity Fund

Russell Investment Company

Russell U.S. Strategic Equity Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$

Common Stocks - 95.7%			Taylor Morrison Home Corp. Class A(Æ)	27,000	571
			Tiffany & Co.	6,416	534
Consumer Discretionary - 13.2%			Time Warner, Inc.	320,078	20,110
Advance Auto Parts, Inc.	76,125	8,740	TJX Cos., Inc.	164,246	9,421
Amazon.com, Inc.(Æ)	57,035	20,458	Toll Brothers, Inc.(Æ)	188,395	6,924
AMC Networks, Inc. Class A(Æ)	26,748	1,724	Under Armour, Inc. Class A(Æ)	10,721	1,159
Apollo Group, Inc. Class A(Æ)	39,200	1,266	Viacom, Inc. Class B	313,530	25,741
AutoZone, Inc.(Æ)	6,925	3,428	Visteon Corp.(Æ)	27,900	2,260
Bed Bath & Beyond, Inc.(Æ)	8,000	511	Walt Disney Co. (The)	75,241	5,463
Best Buy Co., Inc.(Û)	47,600	1,120	Whirlpool Corp.(Û)	13,100	1,746
Brinker International, Inc.	12,100	585	Yum! Brands, Inc.	81,610	5,480
Carnival Corp.	118,530	4,645
Comcast Corp. Class A(Æ)	554,422	30,188			411,834
Costco Wholesale Corp.	59,130	6,644
Deckers Outdoor Corp.(Æ)	8,100	631	Consumer Staples - 6.5%
Delphi Automotive PLC(Û)	40,600	2,472	Altria Group, Inc.	428,032	15,075
Diageo PLC - ADR	53,210	6,388	Andersons, Inc. (The)	36,283	3,002
Dick's Sporting Goods, Inc.	33,429	1,755	Casey's General Stores, Inc.	4,300	295
DIRECTV(Æ)	84,159	5,843	Church & Dwight Co., Inc.	53,343	3,445
Discovery Communications, Inc. Class A(Æ)	35,800	2,856	Coca-Cola Co. (The)	688,379	26,034
Estee Lauder Cos., Inc. (The) Class A	66,335	4,560	Colgate-Palmolive Co.	169,152	10,357
Foot Locker, Inc.	75,792	2,926	Constellation Brands, Inc. Class A(Æ)	79,900	6,126
Ford Motor Co.	776,550	11,617	CVS Caremark Corp.	197,456	13,372
GameStop Corp. Class A(Û)	35,360	1,240	Dr Pepper Snapple Group, Inc.	30,265	1,449
Gap, Inc. (The)(Û)	15,600	594	Energizer Holdings, Inc.	8,464	800
General Motors Co.	246,995	8,912	General Mills, Inc.	165,752	7,959
Goodyear Tire & Rubber Co. (The)(Û)	76,800	1,817	Herbalife, Ltd.	15,700	1,011
Hertz Global Holdings, Inc.(Æ)	151,188	3,934	Hershey Co. (The)	49,700	4,940
Home Depot, Inc.	399,256	30,683	Ingredion, Inc.	18,287	1,139
Jarden Corp.(Æ)(Û)	35,500	2,146	Kimberly-Clark Corp.	47,314	5,175
Johnson Controls, Inc.	384,578	17,737	Kroger Co. (The)(Û)	270,876	9,779
Las Vegas Sands Corp.	200,110	15,312	Lorillard, Inc.	153,600	7,560
Lear Corp.(Û)	30,200	2,184	Monster Beverage Corp.(Æ)	33,700	2,288
Lennar Corp. Class A	100,050	4,018	PepsiCo, Inc.	211,414	16,989
LG Display Co., Ltd. - ADR	163,131	1,914	Philip Morris International, Inc.	369,382	28,864
Liberty Media Corp. Class A(Æ)	18,232	2,399	Procter & Gamble Co. (The)	311,351	23,856
Lowe's Cos., Inc.(Û)	24,400	1,129	Safeway, Inc.	98,920	3,090
Macy's, Inc.(Û)	46,900	2,495	Walgreen Co.	156,000	8,947
Marriott International, Inc. Class A	121,850	6,007	Whole Foods Market, Inc.	49,180	2,570
McGraw Hill Financial, Inc.(Û)	32,700	2,487			204,122
Meritage Homes Corp.(Æ)	16,870	819
Michael Kors Holdings, Ltd.(Æ)	62,510	4,996	Energy - 9.5%
News Corp. Class A	65,222	1,041	Anadarko Petroleum Corp.	37,677	3,040
Nike, Inc. Class B	392,009	28,558	Arch Coal, Inc.	1,146,790	4,862
Nu Skin Enterprises, Inc. Class A	19,913	1,696	Baker Hughes, Inc.(Û)	34,400	1,949
NVR, Inc.(Æ)	582	671	BP PLC - ADR	299,200	14,030
Omnicom Group, Inc.	63,000	4,573	Chesapeake Energy Corp.(Û)	435,125	11,709
Orient-Express Hotels, Ltd. Class A(Æ)	30,873	437	Chevron Corp.	271,892	30,351
PetSmart, Inc.	40,219	2,534	Cobalt International Energy, Inc.(Æ)	221,075	3,619
Polaris Industries, Inc.(Û)	16,500	2,066	ConocoPhillips(Û)	237,752	15,442
priceline.com, Inc.(Æ)	2,779	3,182	CONSOL Energy, Inc.	69,900	2,611
PulteGroup, Inc.	326,400	6,632	Devon Energy Corp.	52,995	3,138
PVH Corp.	72,146	8,720	Diamond Offshore Drilling, Inc.(Û)	29,100	1,413
Ralph Lauren Corp. Class A	28,756	4,512	Exxon Mobil Corp.	613,676	56,556
Ross Stores, Inc.	68,800	4,672	Halliburton Co.(Û)	503,005	24,652
Royal Caribbean Cruises, Ltd.	31,100	1,543	Hubbell, Inc. Class B(Æ)	33,200	3,876
Shutterfly, Inc.(Æ)	28,476	1,349	Marathon Oil Corp.(Û)	570,800	18,717
Starbucks Corp.	280,540	19,952	Marathon Petroleum Corp.	41,180	3,585
Starz(Æ)	51,000	1,427	Murphy Oil Corp.(Û)	36,000	2,038
Target Corp.	170,900	9,680	Noble Energy, Inc.	86,786	5,409

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Strategic Equity Fund 17

Russell Investment Company Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Occidental Petroleum Corp.	218,882	19,168	Hanover Insurance Group, Inc. (The)	40,200	2,232
Oceaneering International, Inc.(Û)	59,104	4,028	Hartford Financial Services Group, Inc.	268,590	8,931
Peabody Energy Corp.	338,765	5,776	Hospitality Properties Trust(ö)	29,100	748
Phillips 66(Æ)	185,500	13,558	Huntington Bancshares, Inc.	296,890	2,693
Pioneer Natural Resources Co.	65,313	11,059	Jack Henry & Associates, Inc.	64,563	3,601
RPC, Inc.	55,100	938	JPMorgan Chase & Co.	619,775	34,311
Schlumberger, Ltd.	148,754	13,026	KeyCorp(Û)	293,525	3,745
SM Energy Co.	28,100	2,326	Lincoln National Corp.	11,400	548
SolarCity Corp.(Æ)	12,500	926	Loews Corp.	286,300	12,766
Southwestern Energy Co.(Æ)	190,250	7,741	MasterCard, Inc. Class A	293,030	22,176
Valero Energy Corp.	53,000	2,708	MetLife, Inc.	89,800	4,405
Weatherford International, Ltd.(Æ)	454,448	6,153	Morgan Stanley	308,927	9,116
WPX Energy, Inc.(Æ)	85,202	1,623	Old Republic International Corp.	117,600	1,837
		296,027	PartnerRe, Ltd. - ADR	54,616	5,362
			PNC Financial Services Group, Inc. (The)	411,250	32,851
Financial Services - 16.9%			Progressive Corp. (The)	165,365	3,843
ACE, Ltd.	132,350	12,416	Prudential Financial, Inc.	57,200	4,827
Allied World Assurance Co. Holdings AG	21,000	2,161	Regions Financial Corp.	334,158	3,398
Allstate Corp. (The)(Û)	119,728	6,130	Reinsurance Group of America, Inc. Class A	23,506	1,755
American Express Co.	212,185	18,040	Santander Consumer USA Holdings(Æ)	316,021	8,100
American International Group, Inc.(Û)	232,869	11,168	Selective Insurance Group, Inc.	34,000	800
American Tower Corp. Class A(ö)	65,800	5,322	SLM Corp.	32,820	747
Ameriprise Financial, Inc.(Û)	23,400	2,472	State Street Corp.	218,300	14,615
Aspen Insurance Holdings, Ltd.	157,427	6,124	SunTrust Banks, Inc.	241,775	8,950
Assurant, Inc.(Û)	33,800	2,209	SVB Financial Group(Æ)	14,070	1,579
Assured Guaranty, Ltd.	144,950	3,066	T Rowe Price Group, Inc.	65,563	5,143
Axis Capital Holdings, Ltd.	72,500	3,264	Torchmark Corp.	26,240	1,972
Bank of America Corp.(Û)	3,526,831	59,074	Total System Services, Inc.	38,200	1,141
Barclays PLC - ADR	35,968	644	Travelers Cos., Inc. (The)	69,300	5,633
Berkshire Hathaway, Inc. Class B(Æ)	77,166	8,612	Unum Group(Û)	67,600	2,177
BlackRock, Inc. Class A	8,127	2,442	Visa, Inc. Class A	80,424	17,326
BOK Financial Corp.	12,000	771	Waddell & Reed Financial, Inc. Class A(Û)	105,573	6,843
Brown & Brown, Inc.	49,427	1,556	Wells Fargo & Co.(Û)	439,800	19,941
Camden Property Trust(ö)	20,571	1,272	WR Berkley Corp.	14,414	559
Capital One Financial Corp.(Û)	243,200	17,172	XL Group PLC Class A	16,800	483
CBL & Associates Properties, Inc.(ö)	81,300	1,381	Zillow, Inc. Class A(Æ)	51,689	4,244
CBOE Holdings, Inc.	56,413	2,935			527,684
CBRE Group, Inc. Class A(Æ)	78,700	2,089
Chubb Corp. (The)	54,400	4,599	Health Care - 16.4%
Citigroup, Inc.	743,075	35,244	Abbott Laboratories	298,379	10,939
City National Corp.	13,101	948	AbbVie, Inc.	148,741	7,323
CME Group, Inc. Class A	108,025	8,076	Actavis PLC(Æ)	38,800	7,332
Columbia Property Trust, Inc.(ö)	23,267	565	Allergan, Inc.	89,295	10,233
Cullen/Frost Bankers, Inc.	39,530	2,926	AmerisourceBergen Corp. Class A	10,776	724
Discover Financial Services(Û)	164,698	8,836	Amgen, Inc.(Û)	136,832	16,276
Dun & Bradstreet Corp. (The)	13,332	1,466	Baxter International, Inc.	232,600	15,887
Equity Lifestyle Properties, Inc. Class A(ö)			Biogen Idec, Inc.(Æ)(Û)	65,588	20,505
(Û)	69,765	2,742	Bio-Rad Laboratories, Inc. Class A(Æ)	13,837	1,759
Everest Re Group, Ltd.	33,121	4,795	Boston Scientific Corp.(Æ)	247,035	3,342
FactSet Research Systems, Inc.	10,700	1,132	Bristol-Myers Squibb Co.	79,296	3,962
Federated Investors, Inc. Class B	3,652	98	Brookdale Senior Living, Inc. Class A(Æ)	130,345	3,579
Fidelity National Information Services, Inc.	10,229	519	Cardinal Health, Inc.	277,841	18,899
Fifth Third Bancorp(Û)	127,500	2,680	CareFusion Corp.(Æ)	64,153	2,616
First Republic Bank	63,568	3,085	Catamaran Corp.(Æ)	225,344	10,956
Fiserv, Inc.(Æ)	129,854	7,278	Celgene Corp.(Æ)(Û)	83,423	12,674
FleetCor Technologies, Inc.(Æ)	32,682	3,475	Cigna Corp.(Û)	27,100	2,339
Fotex Holding SE(Æ)	58,116	1,849	Covidien PLC	295,591	20,171
Franklin Resources, Inc.	67,189	3,494	CR Bard, Inc.	29,350	3,803
Genworth Financial, Inc. Class A(Æ)	29,390	433	Cubist Pharmaceuticals, Inc.(Æ)	6,800	497
Goldman Sachs Group, Inc. (The)	22,700	3,726	Edwards Lifesciences Corp.(Æ)	101,783	6,628

See accompanying notes which are an integral part of this quarterly report.
18 Russell U.S. Strategic Equity Fund

Russell Investment Company Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Eli Lilly & Co.	196,941	10,637	Westlake Chemical Corp.	19,000	2,309
Express Scripts Holding Co.(Æ)	49,676	3,710			120,113
Forest Laboratories, Inc.(Æ)	118,729	7,872
Gilead Sciences, Inc.(Æ)	354,424	28,584	Producer Durables - 10.9%
Humana, Inc.(Û)	3,800	370	3M Co.	73,272	9,393
Johnson & Johnson	532,533	47,113	AECOM Technology Corp.(Æ)	56,800	1,628
McKesson Corp.(Û)	79,697	13,900	Aegean Marine Petroleum Network, Inc.	81,700	743
MEDNAX, Inc.(Æ)	4,688	261	AGCO Corp.	66,500	3,546
Medtronic, Inc.	388,794	21,990	Alaska Air Group, Inc.	13,200	1,044
Merck & Co., Inc.	403,837	21,391	Alliant Techsystems, Inc.(Û)	16,900	2,429
Mylan, Inc.(Æ)	175,271	7,959	AO Smith Corp.	38,756	1,830
Myriad Genetics, Inc.(Æ)(Û)	91,700	2,534	Automatic Data Processing, Inc.	95,261	7,297
Novartis AG - ADR	82,450	6,519	Boeing Co. (The)	169,340	21,212
Omnicare, Inc.	19,100	1,193	Canadian Pacific Railway, Ltd.	33,921	5,138
Patterson Cos., Inc.	64,384	2,573	Delta Air Lines, Inc.	400,961	12,273
Pfizer, Inc.	2,408,878	73,230	Dover Corp.	71,052	6,150
Pharmacyclics, Inc.(Æ)	24,169	3,216	Eaton Corp. PLC	61,700	4,510
Regeneron Pharmaceuticals, Inc.(Æ)	12,951	3,738	EMCOR Group, Inc.	18,100	769
St. Jude Medical, Inc.	64,940	3,944	FedEx Corp.	34,600	4,613
Stryker Corp.	65,574	5,089	Flir Systems, Inc.	40,943	1,299
Teva Pharmaceutical Industries, Ltd. - ADR	283,600	12,657	Flowserve Corp.	17,249	1,248
Thermo Fisher Scientific, Inc.	139,049	16,010	Fluor Corp.	63,162	4,798
United Therapeutics Corp.(Æ)(Û)	20,600	2,114	General Dynamics Corp.	119,200	12,076
UnitedHealth Group, Inc.	213,900	15,461	General Electric Co.	1,366,850	34,349
Valeant Pharmaceuticals International, Inc.			Genpact, Ltd.(Æ)	85,792	1,456
(Æ)	79,689	10,809	Honeywell International, Inc.	512,361	46,743
Vertex Pharmaceuticals, Inc.(Æ)	37,200	2,940	Hub Group, Inc. Class A(Æ)	30,800	1,277
WellPoint, Inc.	27,100	2,331	Huntington Ingalls Industries, Inc.(Û)	24,400	2,318
Zimmer Holdings, Inc.	30,889	2,903	IDEX Corp.	7,300	526
Zoetis, Inc. Class A	1	—	IHS, Inc. Class A(Æ)	4,181	474
		511,492	Illinois Tool Works, Inc.	165,200	13,029
			ITT Corp.(Û)	52,800	2,162
Materials and Processing - 3.9%			JB Hunt Transport Services, Inc.	57,700	4,330
Alcoa, Inc.	76,070	876	Joy Global, Inc.	55,455	2,927
Ball Corp.	40,163	2,056	L-3 Communications Holdings, Inc.	44,000	4,887
Berry Plastics Group, Inc.(Æ)	89,457	1,995	Lexmark International, Inc. Class A	107,900	4,229
Bombardier, Inc. Class B	436,728	1,572	Magna International, Inc. Class A	18,060	1,532
CF Industries Holdings, Inc.(Û)	9,900	2,285	Manpowergroup, Inc.	18,600	1,449
Cliffs Natural Resources, Inc.	74,860	1,446	Navistar International Corp.(Æ)	63,935	1,970
CRH PLC - ADR	287,900	7,457	Norfolk Southern Corp.	53,200	4,926
Crown Holdings, Inc.(Æ)	62,826	2,582	Northrop Grumman Corp.(Û)	19,200	2,219
Domtar Corp.(Û)	25,200	2,707	Old Dominion Freight Line, Inc.(Æ)	36,400	1,974
Dow Chemical Co. (The)	94,300	4,292	Oshkosh Corp.	40,700	2,204
EI du Pont de Nemours & Co.	149,300	9,109	Pentair, Ltd.	49,800	3,702
Fastenal Co.	177,850	7,813	Raytheon Co.	224,003	21,296
Freeport-McMoRan Copper & Gold, Inc.	143,640	4,655	Rockwell Automation, Inc.	11,627	1,335
Huntsman Corp.	206,200	4,520	Southwest Airlines Co.(Û)	422,000	8,841
International Flavors & Fragrances, Inc.	44,700	3,875	Spirit Aerosystems Holdings, Inc. Class
LyondellBasell Industries NV Class A(Û)	69,867	5,503	A(Æ)	50,300	1,706
Mallinckrodt PLC	20,377	1,178	Stanley Black & Decker, Inc.	51,800	4,009
Masco Corp.	202,222	4,279	Stericycle, Inc.(Æ)	20,570	2,408
Monsanto Co.	113,950	12,141	Terex Corp.	114,900	4,711
Mosaic Co. (The)	110,200	4,922	Textron, Inc.	64,952	2,306
Packaging Corp. of America(Û)	71,546	4,622	Toro Co. (The)	19,363	1,227
PPG Industries, Inc.	61,023	11,128	Triumph Group, Inc.	28,313	1,937
Precision Castparts Corp.	35,005	8,917	UniFirst Corp.	6,631	702
Rock Tenn Co. Class A(Û)	6,100	619	Union Pacific Corp.	91,237	15,897
Sherwin-Williams Co. (The)	30,685	5,623	United Continental Holdings, Inc.(Æ)	54,100	2,480
United States Steel Corp.	23,500	614	United Rentals, Inc.(Æ)	74,739	6,049
Valspar Corp.	14,489	1,018	United Technologies Corp.	95,860	10,930

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Strategic Equity Fund 19

Russell Investment Company Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
URS Corp.(Û)	38,600	1,938	Workday, Inc. Class A(Æ)	61,714	5,526
WW Grainger, Inc.	26,031	6,104	Yelp, Inc. Class A(Æ)	34,198	2,597
Xylem, Inc.	113,700	3,793			482,850
Zebra Technologies Corp. Class A(Æ)	7,898	434
		338,782	Utilities - 2.9%
			AES Corp.(Û)	156,600	2,202
Technology - 15.5%			Ameren Corp.	87,860	3,325
Adobe Systems, Inc.(Æ)	119,961	7,100	Aqua America, Inc.	20,880	500
Altera Corp.	203,543	6,804	AT&T, Inc.	767,725	25,580
Amdocs, Ltd.	97,300	4,209	DTE Energy Co.	131,718	8,986
AOL, Inc.(Æ)	26,700	1,230	Edison International	32,900	1,584
Apple, Inc.(Û)	112,623	56,379	Encana Corp.	309,900	5,569
Arrow Electronics, Inc.(Æ)	41,700	2,143	Entergy Corp.	120,300	7,582
Avago Technologies, Ltd. Class A	72,700	3,972	Exelon Corp.	356,850	10,349
Avnet, Inc.	49,200	2,021	FirstEnergy Corp.	15,655	493
AVX Corp.	14,600	189	Frontier Communications Corp.	152,700	718
Broadcom Corp. Class A	127,700	3,800	Pinnacle West Capital Corp.	47,200	2,484
Brocade Communications Systems, Inc.(Æ)	44,000	411	Questar Corp.	149,346	3,483
Cisco Systems, Inc.	1,301,236	28,510	Telephone & Data Systems, Inc.	83,300	2,251
Citrix Systems, Inc.(Æ)	71,711	3,877	Verizon Communications, Inc.	274,845	13,198
Cree, Inc.(Æ)	49,409	2,985	Wisconsin Energy Corp.	59,874	2,555
Electronic Arts, Inc.(Æ)	185,400	4,895			90,859
EMC Corp.	259,900	6,300
Facebook, Inc. Class A(Æ)	234,492	14,672	Total Common Stocks
Google, Inc. Class A(Æ)	50,381	59,498	(cost $2,592,744)		2,983,763
Hewlett-Packard Co.	133,300	3,866
Ingram Micro, Inc. Class A(Æ)	97,799	2,447	Investments in Other Funds - 0.1%
Intel Corp.	911,374	22,365	iShares Russell 1000 Value ETF	26,749	2,429
International Business Machines Corp.	146,126	25,818	Total Investments in Other Funds
Juniper Networks, Inc.(Æ)	34,300	913	(cost $2,329)		2,429
Lam Research Corp.(Æ)(Û)	101,030	5,113
Lambda TD Software, Inc.(Æ)(Û)	118,000	2,312	Short-Term Investments - 4.8%
LinkedIn Corp. Class A(Æ)	41,471	8,925
LSI Corp.(Û)	37,100	409	Russell U.S. Cash Management Fund(~)	150,141,243 (∞)	150,141
Marvell Technology Group, Ltd.	159,900	2,387	Total Short-Term Investments
Mentor Graphics Corp.	33,267	692
Micron Technology, Inc.(Æ)	277,893	6,403	(cost $150,141)		150,141
MICROS Systems, Inc.(Æ)	6,800	378	Total Investments 100.6%
Microsoft Corp.	1,266,170	47,925	(identified cost $2,745,214)		3,136,333
Motorola Solutions, Inc.	65,631	4,187	Securities Sold Short - (0.9)%
NetApp, Inc.	176,400	7,469	Consumer Discretionary - (0.1)%
Oracle Corp.	644,652	23,788
QUALCOMM, Inc.	67,922	5,041	Burger King Worldwide, Inc.	(43,400)	(1,056)
Rackspace Hosting, Inc.(Æ)	239,049	8,704	Choice Hotels International, Inc.	(30,200)	(1,466)
Salesforce.com, Inc.(Æ)	225,456	13,647	JC Penney Co., Inc.(Æ)	(89,700)	(531)
SanDisk Corp.(Û)	36,400	2,532			(3,053)
Science Applications International Corp.	9,200	341	Energy - (0.2)%
ServiceNow, Inc.(Æ)	56,574	3,588	Cheniere Energy, Inc.(Æ)	(51,300)	(2,254)
Splunk, Inc.(Æ)	54,730	4,216	Golar LNG, Ltd.(Æ)	(16,400)	(583)
Stratasys, Ltd.(Æ)	38,994	4,701	Gulfport Energy Corp.(Æ)	(40,300)	(2,456)
Symantec Corp.	330,705	7,080	McDermott International, Inc.(Æ)	(64,500)	(538)
SYNNEX Corp.(Æ)	2,813	158			(5,831)
Synopsys, Inc.(Æ)	122,700	4,891
Tech Data Corp.(Æ)	1,532	83	Financial Services - (0.1)%
Texas Instruments, Inc.	318,550	13,507	Plum Creek Timber Co., Inc.(ö)	(50,100)	(2,158)
Tyco International, Ltd.	135,300	5,478	St. Joe Co. (The)(Æ)	(65,400)	(1,175)
Vishay Intertechnology, Inc.	113,100	1,536			(3,333)
VMware, Inc. Class A(Æ)	38,600	3,479	Health Care - (0.1)%
Vodafone Group PLC - ADR	461,100	17,088	Brookdale Senior Living, Inc. Class A(Æ)	(73,800)	(2,027)
Western Digital Corp.(Û)	49,500	4,265

See accompanying notes which are an integral part of this quarterly report.
20 Russell U.S. Strategic Equity Fund

Russell Investment Company Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

	Principal	Fair
	Amount ($)	Value
	or Shares	$
Theravance, Inc.(Æ)	(59,700)	(2,198)
		(4,225)
Materials and Processing - (0.1)%
Tahoe Resources, Inc.(Æ)	(131,600)	(2,343)
Vulcan Materials Co.	(36,000)	(2,222)
		(4,565)
Producer Durables - (0.1)%
Iron Mountain, Inc.	(69,800)	(1,843)

Technology - (0.2)%
Equinix, Inc.(Æ)	(9,000)	(1,667)
NetSuite, Inc.(Æ)	(16,700)	(1,756)
Nuance Communications, Inc.(Æ)	(96,100)	(1,473)
Stratasys, Ltd.(Æ)	(5,400)	(651)
		(5,547)

Total Securities Sold Short
(proceeds $27,729)		(28,397)
Other Assets and Liabilities,
Net - 0.3%		11,041

Net Assets - 100.0%		3,118,977

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Strategic Equity Fund 21

Russell Investment Company Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
		Number of	Notional	Expiration	(Depreciation)
		Contracts	Amount	Date	$

Long Positions
S&P 500 E-Mini Index Futures (CME)		1,730	USD 153,676	03/14	(3,261)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(3,261)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total
Common Stocks
Consumer Discretionary	$411,834	$—		$—	$411,834
Consumer Staples	204,122	—		—	204,122
Energy	296,027	—		—	296,027
Financial Services	527,684	—		—	527,684
Health Care	511,492	—		—	511,492
Materials and Processing	120,113	—		—	120,113
Producer Durables	338,782	—		—	338,782
Technology	482,850	—		—	482,850
Utilities	90,859	—		—	90,859
Investments in Other Funds	2,429	—		—	2,429
Short-Term Investments	—	150,141		—	150,141
Total Investments	2,986,192	150,141		—	3,136,333
Securities Sold Short**	(28,397)	—		—	(28,397)

Other Financial Instruments
Futures Contracts	(3,261)	—		—	(3,261)
Total Other Financial Instruments*	$(3,261)	$—		$—	$(3,261)

*	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
**	Refer to Schedule of Investments for detailed sector breakout.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

22 Russell U.S. Strategic Equity Fund

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$

Common Stocks - 93.0%			Church & Dwight Co., Inc.	2,700	174
			Coca-Cola Co. (The)	108,790	4,114
Consumer Discretionary - 13.6%			Colgate-Palmolive Co.	36,260	2,221
Advance Auto Parts, Inc.	2,200	253	Constellation Brands, Inc. Class A(Æ)	4,400	337
Amazon.com, Inc.(Æ)	5,503	1,974	CVS Caremark Corp.	26,350	1,784
AMC Networks, Inc. Class A(Æ)	1,600	103	Hershey Co. (The)	2,400	239
AutoZone, Inc.(Æ)	740	366	Kroger Co. (The)	16,800	606
Comcast Corp. Class A(Æ)	47,810	2,603	Lorillard, Inc.	10,400	512
Costco Wholesale Corp.	8,140	915	Mead Johnson Nutrition Co. Class A	3,200	246
CST Brands, Inc.	8,300	265	Mondelez International, Inc. Class A	24,690	809
DIRECTV(Æ)	12,100	840	Monster Beverage Corp.(Æ)	5,400	367
Discovery Communications, Inc. Class A(Æ)	7,260	579	PepsiCo, Inc.	2,500	201
DR Horton, Inc.	18,846	443	Philip Morris International, Inc.	21,507	1,681
eBay, Inc.(Æ)	27,070	1,440	Procter & Gamble Co. (The)	32,400	2,482
Estee Lauder Cos., Inc. (The) Class A	11,146	766	Safeway, Inc.	21,200	663
Ford Motor Co.	152,300	2,279
General Motors Co.	35,000	1,262			17,932
Genuine Parts Co.	2,200	181
Goodyear Tire & Rubber Co. (The)	4,500	106	Energy - 9.7%
Hanesbrands, Inc.	600	43	Anadarko Petroleum Corp.	6,200	500
Harman International Industries, Inc.	2,000	207	Baker Hughes, Inc.	5,700	323
Hertz Global Holdings, Inc.(Æ)	24,304	632	Cabot Oil & Gas Corp.	9,800	392
Home Depot, Inc.	28,135	2,162	Chevron Corp.	34,830	3,888
Hyatt Hotels Corp. Class A(Æ)	1,300	62	ConocoPhillips	19,760	1,283
Jack in the Box, Inc.(Æ)	1,800	91	Continental Resources, Inc.(Æ)	500	55
Johnson Controls, Inc.	84,339	3,890	Devon Energy Corp.	5,800	343
Las Vegas Sands Corp.	16,437	1,258	Ensco PLC Class A	6,200	312
Liberty Media Corp. Class A(Æ)	1,200	158	EOG Resources, Inc.	3,890	643
Lowe's Cos., Inc.	46,730	2,163	EQT Corp.	3,300	306
Macy's, Inc.	2,600	138	Exxon Mobil Corp.	97,551	8,990
Madison Square Garden Co. (The) Class			Halliburton Co.	69,000	3,382
A(Æ)	2,400	139	Marathon Oil Corp.	58,450	1,917
Michael Kors Holdings, Ltd.(Æ)	10,014	800	Marathon Petroleum Corp.	4,700	409
Nike, Inc. Class B	20,413	1,487	Murphy Oil Corp.	4,700	266
Nordstrom, Inc.	2,400	138	National Oilwell Varco, Inc.	19,890	1,492
Nu Skin Enterprises, Inc. Class A	1,000	85	Noble Energy, Inc.	18,158	1,132
Pearson PLC - ADR	39,749	727	Occidental Petroleum Corp.	28,175	2,467
PetSmart, Inc.	2,000	126	Oceaneering International, Inc.	2,300	157
priceline.com, Inc.(Æ)	936	1,071	Phillips 66(Æ)	8,610	629
Ross Stores, Inc.	3,100	211	Pioneer Natural Resources Co.	6,670	1,129
Royal Caribbean Cruises, Ltd.	5,000	248	Rowan Companies PLC(Æ)	7,100	223
Starbucks Corp.	48,448	3,446	Schlumberger, Ltd.	37,240	3,261
Starwood Hotels & Resorts Worldwide, Inc.	19,290	1,441	SM Energy Co.	1,700	141
Time Warner Cable, Inc.	4,750	633	SolarCity Corp.(Æ)	1,900	141
Time Warner, Inc.	63,414	3,985	Southwestern Energy Co.(Æ)	42,550	1,732
TJX Cos., Inc.	13,210	758			35,513
Under Armour, Inc. Class A(Æ)	1,728	187
Viacom, Inc. Class B	40,910	3,359	Financial Services - 16.1%
Walt Disney Co. (The)	40,060	2,909	ACE, Ltd.	26,000	2,439
Whirlpool Corp.	1,380	184	Aflac, Inc.	4,900	308
WPP PLC - ADR	5,868	615	Allied World Assurance Co. Holdings AG	900	93
Yum! Brands, Inc.	26,690	1,792	Allstate Corp. (The)	8,200	420
		49,520	American Campus Communities, Inc.(ö)	19,760	687
			American Express Co.	29,760	2,531
Consumer Staples - 4.9%			American Tower Corp. Class A(ö)	19,660	1,590
Altria Group, Inc.	13,500	475	Ameriprise Financial, Inc.	7,890	833
Andersons, Inc. (The)	1,800	149	Aon PLC	16,490	1,327
Archer-Daniels-Midland Co.	11,200	442	Artisan Partners Asset Management, Inc.
Bunge, Ltd.	5,140	389	Class A	500	32
Casey's General Stores, Inc.	600	41	Aspen Insurance Holdings, Ltd.	4,900	191
			Assurant, Inc.	5,580	365

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Large Cap Equity Fund 23

Russell Investment Company Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Axis Capital Holdings, Ltd.	800	36	CR Bard, Inc.	550	71
Bank of America Corp.	199,600	3,342	Eli Lilly & Co.	18,770	1,014
Berkshire Hathaway, Inc. Class B(Æ)	1,000	112	Forest Laboratories, Inc.(Æ)	10,700	709
BlackRock, Inc. Class A	2,750	826	Gilead Sciences, Inc.(Æ)	24,729	1,994
Brown & Brown, Inc.	6,200	195	Health Net, Inc.(Æ)	2,700	89
Capital One Financial Corp.	40,960	2,892	Humana, Inc.	3,800	370
Chubb Corp. (The)	6,500	550	IDEXX Laboratories, Inc.(Æ)	8,000	914
Citigroup, Inc.	102,640	4,868	Johnson & Johnson	59,360	5,252
CME Group, Inc. Class A	6,500	486	McKesson Corp.	9,983	1,741
Comerica, Inc.	6,200	284	Medtronic, Inc.	10,800	611
Discover Financial Services	18,756	1,006	Merck & Co., Inc.	44,890	2,378
Douglas Emmett, Inc.(ö)	3,100	79	Novartis AG - ADR	16,200	1,281
Everest Re Group, Ltd.	570	83	Patterson Cos., Inc.	3,000	120
Fiserv, Inc.(Æ)	9,780	548	Perrigo Co. PLC	9,560	1,488
FleetCor Technologies, Inc.(Æ)	5,254	559	Pfizer, Inc.	336,309	10,223
Franklin Resources, Inc.	26,330	1,370	Pharmacyclics, Inc.(Æ)	3,911	520
Hanover Insurance Group, Inc. (The)	2,900	161	Regeneron Pharmaceuticals, Inc.(Æ)	3,654	1,055
IntercontinentalExchange Group, Inc.	870	182	Sanofi - ADR	34,597	1,692
Jack Henry & Associates, Inc.	3,200	178	St. Jude Medical, Inc.	13,000	790
JPMorgan Chase & Co.	62,220	3,445	Stryker Corp.	3,000	233
MasterCard, Inc. Class A	32,660	2,471	UnitedHealth Group, Inc.	30,460	2,202
MetLife, Inc.	20,450	1,003	Valeant Pharmaceuticals International, Inc.
Moody's Corp.	3,300	246	(Æ)	8,161	1,107
Morgan Stanley	23,900	705	WellPoint, Inc.	7,400	636
Northern Trust Corp.	4,400	265	Zimmer Holdings, Inc.	1,900	179
PartnerRe, Ltd. - ADR	2,000	196	Zoetis, Inc. Class A	26,330	799
PNC Financial Services Group, Inc. (The)	40,100	3,202			56,985
Principal Financial Group, Inc.	3,800	166
Progressive Corp. (The)	12,100	281	Materials and Processing - 4.1%
Prudential Financial, Inc.	14,310	1,208	Airgas, Inc.	4,020	415
Regions Financial Corp.	8,800	89	Ashland, Inc.	4,370	406
Simon Property Group, Inc.(ö)	11,553	1,789	Berry Plastics Group, Inc.(Æ)	4,300	96
State Street Corp.	33,610	2,250	Crown Holdings, Inc.(Æ)	1,500	62
T Rowe Price Group, Inc.	28,400	2,228	Ecolab, Inc.	16,010	1,610
TCF Financial Corp.	5,700	92	Fastenal Co.	32,840	1,443
Total System Services, Inc.	1,700	51	International Flavors & Fragrances, Inc.	5,400	468
Travelers Cos., Inc. (The)	23,640	1,921	Lennox International, Inc.	1,900	164
US Bancorp	56,750	2,255	LyondellBasell Industries NV Class A	6,419	506
Visa, Inc. Class A	14,808	3,190	Masco Corp.	39,122	828
Waddell & Reed Financial, Inc. Class A	5,190	336	Monsanto Co.	39,820	4,241
Wells Fargo & Co.	57,910	2,626	Mosaic Co. (The)	21,650	967
XL Group PLC Class A	4,300	124	Owens-Illinois, Inc.(Æ)	1,700	54
		58,712	Packaging Corp. of America	4,300	278
			PPG Industries, Inc.	9,611	1,753
Health Care - 15.6%			Praxair, Inc.	11,730	1,463
Abbott Laboratories	27,300	1,001	Steel Dynamics, Inc.	5,200	86
Actavis PLC(Æ)	6,200	1,172			14,840
Aetna, Inc.	6,300	430
Allergan, Inc.	6,900	790	Producer Durables - 10.6%
Amgen, Inc.	9,640	1,147	AGCO Corp.	5,790	309
Baxter International, Inc.	68,110	4,652	Agilent Technologies, Inc.	18,150	1,055
Biogen Idec, Inc.(Æ)	6,712	2,098	AO Smith Corp.	7,200	340
Boston Scientific Corp.(Æ)	39,600	536	Automatic Data Processing, Inc.	28,140	2,156
Bristol-Myers Squibb Co.	12,692	634	Boeing Co. (The)	30,820	3,860
Cardinal Health, Inc.	6,000	408	Canadian Pacific Railway, Ltd.	5,453	826
Celgene Corp.(Æ)	6,405	973	Caterpillar, Inc.	15,680	1,473
Centene Corp.(Æ)	1,300	79	CSX Corp.	17,300	466
Cerner Corp.(Æ)	29,280	1,666	Cummins, Inc.	8,360	1,062
Cigna Corp.	25,220	2,177	Deere & Co.	4,300	370
Covidien PLC	25,710	1,754	Delta Air Lines, Inc.	40,608	1,243
See accompanying notes which are an integral part of this quarterly report.
24 Russell U.S. Large Cap Equity Fund

Russell Investment Company Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
EMCOR Group, Inc.	800	34	Microsoft Corp.	98,152	3,714
FedEx Corp.	7,140	952	Motorola Solutions, Inc.	10,080	643
Flowserve Corp.	17,750	1,284	NetApp, Inc.	34,650	1,467
Fluor Corp.	19,344	1,469	NVIDIA Corp.	17,000	267
General Dynamics Corp.	9,750	988	ON Semiconductor Corp.(Æ)	5,600	47
General Electric Co.	262,310	6,591	Oracle Corp.	66,750	2,462
Honeywell International, Inc.	23,790	2,169	Palo Alto Networks, Inc.(Æ)	1,700	101
Hub Group, Inc. Class A(Æ)	1,500	62	Polycom, Inc.(Æ)	3,000	36
Huntington Ingalls Industries, Inc.	4,400	418	PTC, Inc.(Æ)	2,100	75
IDEX Corp.	4,900	353	QUALCOMM, Inc.	27,850	2,067
Illinois Tool Works, Inc.	10,780	850	Red Hat, Inc.(Æ)	2,800	158
ITT Corp.	4,800	197	Salesforce.com, Inc.(Æ)	19,200	1,162
Jacobs Engineering Group, Inc.(Æ)	3,300	200	SAP AG - ADR	17,490	1,337
JB Hunt Transport Services, Inc.	4,200	315	Seagate Technology PLC	3,100	164
L-3 Communications Holdings, Inc.	4,490	499	ServiceNow, Inc.(Æ)	8,946	568
Lexmark International, Inc. Class A	6,510	255	Splunk, Inc.(Æ)	7,392	570
Manpowergroup, Inc.	2,500	195	Symantec Corp.	55,300	1,184
Paychex, Inc.	7,000	293	SYNNEX Corp.(Æ)	500	28
Pentair, Ltd.	11,549	858	Synopsys, Inc.(Æ)	11,690	466
Raytheon Co.	3,270	311	Tech Data Corp.(Æ)	700	38
Rockwell Automation, Inc.	2,070	238	Texas Instruments, Inc.	98,860	4,191
Rockwell Collins, Inc.	12,690	959	Tyco International, Ltd.	21,720	879
Ryder System, Inc.	1,800	128	VMware, Inc. Class A(Æ)	3,200	288
Stericycle, Inc.(Æ)	1,000	117	Vodafone Group PLC - ADR	90,580	3,356
Tidewater, Inc.	3,100	161	Western Digital Corp.	4,200	362
UniFirst Corp.	100	11	Workday, Inc. Class A(Æ)	6,200	555
Union Pacific Corp.	14,830	2,584	Yelp, Inc. Class A(Æ)	5,498	418
United Continental Holdings, Inc.(Æ)	8,700	399			56,150
United Parcel Service, Inc. Class B	8,917	849
United Technologies Corp.	11,970	1,365	Utilities - 3.0%
WW Grainger, Inc.	780	183	Aqua America, Inc.	2,625	63
Zebra Technologies Corp. Class A(Æ)	1,700	93	AT&T, Inc.	79,860	2,661
		38,540	Duke Energy Corp.	29,645	2,093
			Edison International	5,100	246
Technology - 15.4%			Encana Corp.	60,850	1,093
Amdocs, Ltd.	4,900	212	Exelon Corp.	70,100	2,033
Apple, Inc.	12,476	6,245	NextEra Energy, Inc.	16,790	1,544
Aspen Technology, Inc.(Æ)	2,900	132	NRG Energy, Inc.	14,990	417
Autodesk, Inc.(Æ)	5,100	261	Pinnacle West Capital Corp.	7,590	399
Broadcom Corp. Class A	17,570	523	Verizon Communications, Inc.	12,520	602
Brocade Communications Systems, Inc.(Æ)	12,370	116			11,151
CA, Inc.	6,400	205
Cadence Design Systems, Inc.(Æ)	9,500	134	Total Common Stocks
Cisco Systems, Inc.	216,030	4,733	(cost $284,740)		339,343
Cree, Inc.(Æ)	7,902	477
Electronic Arts, Inc.(Æ)	29,350	775	Short-Term Investments - 6.5%
EMC Corp.	87,700	2,126	Russell U.S. Cash Management Fund	23,781,147 (∞)	23,781
Equinix, Inc.(Æ)	5,290	980
Facebook, Inc. Class A(Æ)	12,180	762	Total Short-Term Investments
FEI Co.	1,500	141	(cost $23,781)		23,781
Google, Inc. Class A(Æ)	3,932	4,644	Total Investments 99.5%
Hewlett-Packard Co.	23,100	670	(identified cost $308,521)		363,124
Ingram Micro, Inc. Class A(Æ)	700	18
Intel Corp.	68,200	1,674	Other Assets and Liabilities,
International Business Machines Corp.	3,700	654	Net - 0.5%		1,641
Juniper Networks, Inc.(Æ)	19,200	511
Lam Research Corp.(Æ)	9,539	483	Net Assets - 100.0%		364,765
LinkedIn Corp. Class A(Æ)	7,999	1,722
Maxim Integrated Products, Inc.	42,650	1,291
Mentor Graphics Corp.	2,800	58

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Large Cap Equity Fund 25

Russell Investment Company Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$

Long Positions
S&P 500 E-Mini Index Futures (CME)		183	USD	16,256	03/14	(87)
S&P E-Mini Consumer Staples Select Sector Index Futures (CME)		116	USD	4,727	03/14	(156)
S&P E-Mini Technology Select Sector Index Futures (CME)		67	USD	2,331	03/14	32
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(211)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$49,520	$—			$—	$49,520
Consumer Staples	17,932	—			—	17,932
Energy	35,513	—			—	35,513
Financial Services	58,712	—			—	58,712
Health Care	56,985	—			—	56,985
Materials and Processing	14,840	—			—	14,840
Producer Durables	38,540	—			—	38,540
Technology	56,150	—			—	56,150
Utilities	11,151	—			—	11,151
Short-Term Investments	—	23,781			—	23,781
Total Investments	339,343	23,781			—	363,124

Other Financial Instruments
Futures Contracts	(211)	—			—	(211)
Total Other Financial Instruments*	$(211)	$—			$—	$(211)

*	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
**	Refer to Schedule of Investments for detailed sector breakout.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

26 Russell U.S. Large Cap Equity Fund

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$

Common Stocks - 94.5%			Polaris Industries, Inc.	83	10
			priceline.com, Inc.(Æ)	1,414	1,620
Consumer Discretionary - 13.5%			PVH Corp.	4,700	568
Advance Auto Parts, Inc.	6,137	704	Regal Entertainment Group Class A(Ñ)	28,283	551
AMC Networks, Inc. Class A(Æ)	8,900	574	Ross Stores, Inc.	240	16
Amerco, Inc.	83	18	Scripps Networks Interactive, Inc. Class A	1,400	102
American Eagle Outfitters, Inc.	28,600	387	SeaWorld Entertainment, Inc.	5,100	165
ANN, Inc.(Æ)	1,310	42	Service Corp. International	721	13
AutoZone, Inc.(Æ)	517	256	Signet Jewelers, Ltd.	150	12
Best Buy Co., Inc.	11,300	266	Staples, Inc.	193	3
Big Lots, Inc.(Æ)	2,400	64	Starz(Æ)	846	24
Burger King Worldwide, Inc.	674	16	Tesla Motors, Inc.(Æ)(Ñ)	636	115
CarMax, Inc.(Æ)	24,827	1,120	Thor Industries, Inc.	314	16
Carter's, Inc.	17,423	1,171	Tiffany & Co.	22	2
Charter Communications, Inc. Class A(Æ)	128	18	TiVo, Inc.(Æ)	9,300	115
Children's Place Retail Stores, Inc. (The)(Æ)	3,800	200	TRW Automotive Holdings Corp.(Æ)	71	5
Chipotle Mexican Grill, Inc. Class A(Æ)	95	52	Tupperware Brands Corp.	172	13
Cinemark Holdings, Inc.	268	8	Urban Outfitters, Inc.(Æ)	15,500	555
Coach, Inc.	173	8	VF Corp.	815	48
CST Brands, Inc.	16,400	524	Viacom, Inc. Class B	5,678	466
Delphi Automotive PLC	417	25	Wendy's Co. (The)	1,578	14
Discovery Communications, Inc. Class A(Æ)	9,663	771	Whirlpool Corp.	386	51
Domino's Pizza, Inc.	576	41	Williams-Sonoma, Inc.	155	8
DSW, Inc. Class A	13,700	516	Wynn Resorts, Ltd.	409	89
Dunkin' Brands Group, Inc.	367	17
Embraer SA - ADR	16,900	519			23,130
Finish Line, Inc. (The) Class A	5,000	128
Foot Locker, Inc.	94	4	Consumer Staples - 3.8%
Fortune Brands Home & Security, Inc.	165	7	Andersons, Inc. (The)	4,200	348
GameStop Corp. Class A	500	18	Bunge, Ltd.	8,500	644
Gap, Inc. (The)	16,771	639	Campbell Soup Co.	209	9
Goodyear Tire & Rubber Co. (The)	17,822	422	Casey's General Stores, Inc.	4,290	295
Graham Holdings Co. Class B	37	23	Clorox Co. (The)	3,901	344
H&R Block, Inc.	1,967	60	ConAgra Foods, Inc.	341	11
Hanesbrands, Inc.	373	27	Constellation Brands, Inc. Class A(Æ)	187	14
Harman International Industries, Inc.	7,150	740	Coty, Inc. Class A	29,300	395
HomeAway, Inc.(Æ)	558	23	Energizer Holdings, Inc.	55	5
Hyatt Hotels Corp. Class A(Æ)	1,100	53	Flowers Foods, Inc.	778	16
Interpublic Group of Cos., Inc. (The)	316	5	Hershey Co. (The)	6,694	665
Jack in the Box, Inc.(Æ)	3,500	177	Hormel Foods Corp.	262	12
Johnson Controls, Inc.	3,478	160	Ingredion, Inc.	8,293	517
Kohl's Corp.	9,800	496	JM Smucker Co. (The)	72	7
L Brands, Inc.	37	2	Kroger Co. (The)	21,775	786
Lear Corp.	373	27	Lorillard, Inc.	959	47
Liberty Media Corp. Class A(Æ)	4,576	602	Mead Johnson Nutrition Co. Class A	9,500	730
Lions Gate Entertainment Corp.	337	11	Pinnacle Foods, Inc.	73	2
LKQ Corp.(Æ)	56,544	1,531	Safeway, Inc.	77	2
Madison Square Garden Co. (The) Class			Sprouts Farmers Market, Inc.(Æ)	19,342	691
A(Æ)	9,500	551	Tyson Foods, Inc. Class A	1,247	47
McGraw Hill Financial, Inc.	323	25	WhiteWave Foods Co. Class A(Æ)	18,300	443
MDC Holdings, Inc.	22,600	698	Whole Foods Market, Inc.	9,668	506
MercadoLibre, Inc.	13,537	1,306			6,536
MGM Resorts International(Æ)	250	6
Mohawk Industries, Inc.(Æ)	135	19	Energy - 6.6%
Netflix, Inc.(Æ)	350	143	Baker Hughes, Inc.	20,579	1,165
Newell Rubbermaid, Inc.	219	7	Cabot Oil & Gas Corp.	22,805	912
Nu Skin Enterprises, Inc. Class A	5,557	474	Cheniere Energy, Inc.(Æ)	467	21
NVR, Inc.(Æ)	500	577	Cimarex Energy Co.	4,888	479
O'Reilly Automotive, Inc.(Æ)	11,187	1,465	Continental Resources, Inc.(Æ)	5,000	551
Pearson PLC - ADR(Ñ)	30,728	562	Core Laboratories	5,393	965
PetSmart, Inc.(Ñ)	3,868	244	Diamond Offshore Drilling, Inc.	123	6

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Mid Cap Equity Fund 27

Russell Investment Company Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
EQT Corp.	153	14	Fiserv, Inc.(Æ)	136	8
FMC Technologies, Inc.(Æ)	23,295	1,152	FleetCor Technologies, Inc.(Æ)	6,079	646
Gulfport Energy Corp.(Æ)	304	19	Genworth Financial, Inc. Class A(Æ)	3,996	59
Helmerich & Payne, Inc.	66	6	Hanover Insurance Group, Inc. (The)	9,286	516
HollyFrontier Corp.	11,700	542	Hartford Financial Services Group, Inc.	43,622	1,449
Murphy Oil Corp.	10,587	599	Health Care, Inc.(ö)	19,701	1,141
Noble Energy, Inc.	15,741	981	Howard Hughes Corp. (The)(Æ)	66	8
Oceaneering International, Inc.	8,600	586	ING US, Inc.	979	33
Pioneer Natural Resources Co.	101	17	IntercontinentalExchange Group, Inc.	94	20
QEP Resources, Inc.	556	17	Invesco, Ltd.	27,220	905
Seadrill, Ltd.(Ñ)	23,826	851	Jack Henry & Associates, Inc.	20	1
SM Energy Co.	8,103	670	Lazard, Ltd. Class A	23,330	998
SolarCity Corp.(Æ)	300	22	Lincoln National Corp.	326	16
Southwestern Energy Co.(Æ)	7,200	293	MarketAxess Holdings, Inc.	4,900	307
Valero Energy Corp.	17,357	887	Mid-America Apartment Communities, Inc.
Whiting Petroleum Corp.(Æ)	10,023	585	(ö)	13,719	885
		11,340	Moody's Corp.	10,449	779
			Morningstar, Inc.	2,500	193
Financial Services - 17.9%			MSCI, Inc. Class A(Æ)	197	8
Affiliated Managers Group, Inc.(Æ)	10	2	NASDAQ OMX Group, Inc. (The)	64	2
Alexandria Real Estate Equities, Inc.(ö)	6,762	474	Old Republic International Corp.	913	14
Alliance Data Systems Corp.(Æ)	49	12	PartnerRe, Ltd. - ADR	216	21
Allied World Assurance Co. Holdings AG	4,901	505	Principal Financial Group, Inc.	357	16
Allstate Corp. (The)	11,712	599	Prologis, Inc.(ö)	17,436	676
American Campus Communities, Inc.(ö)	23,190	806	Protective Life Corp.	167	8
American Financial Group, Inc.	701	38	Regions Financial Corp.	78,109	795
American National Insurance Co.	124	13	Reinsurance Group of America, Inc. Class A	5,900	441
American Realty Capital Properties, Inc.			RenaissanceRe Holdings, Ltd.	108	10
(Ñ)(ö)	68,300	945	SEI Investments Co.	154	5
Ameriprise Financial, Inc.	4,823	509	Selective Insurance Group, Inc.	3,900	92
Aon PLC	6,367	513	SLM Corp.	657	15
Arch Capital Group, Ltd.(Æ)	40	2	StanCorp Financial Group, Inc.	219	14
Ares Capital Corp.	953	17	SVB Financial Group(Æ)	4,846	544
Artisan Partners Asset Management, Inc.			T Rowe Price Group, Inc.	22,234	1,745
Class A	3,000	190	Taubman Centers, Inc.(ö)	17,460	1,135
Aspen Insurance Holdings, Ltd.	13,900	541	TCF Financial Corp.	23,621	380
Assurant, Inc.	10,858	710	TD Ameritrade Holding Corp.	47,026	1,470
Assured Guaranty, Ltd.	203	4	Torchmark Corp.	21	2
Axis Capital Holdings, Ltd.	14,370	647	Total System Services, Inc.	600	18
BankUnited, Inc.	12,400	386	Waddell & Reed Financial, Inc. Class A	9,580	621
BB&T Corp.	22,732	851	Western Union Co. (The)	439	7
BOK Financial Corp.	1,900	122	WP Carey, Inc.(ö)	146	9
Brown & Brown, Inc.	17,700	557			30,720
CBOE Holdings, Inc.	12,111	630
Chubb Corp. (The)	6,217	525	Health Care - 7.7%
Comerica, Inc.	23,415	1,073	Actavis PLC(Æ)	917	173
Commerce Bancshares, Inc.	3,620	157	Aetna, Inc.	3,144	215
Cullen/Frost Bankers, Inc.	4,623	342	Alere, Inc.(Æ)	455	17
DDR Corp.(ö)	37,771	592	AmerisourceBergen Corp. Class A	251	17
Digital Realty Trust, Inc.(Ñ)(ö)	2,000	102	athenahealth, Inc.(Æ)	4,841	714
Douglas Emmett, Inc.(ö)	19,475	495	Bio-Rad Laboratories, Inc. Class A(Æ)	2,369	301
Eaton Vance Corp.	44	2	Boston Scientific Corp.(Æ)	2,743	37
Endurance Specialty Holdings, Ltd.	165	9	Cardinal Health, Inc.	482	33
Equifax, Inc.	102	7	CareFusion Corp.(Æ)	269	11
Equity Residential(ö)	9,408	521	Catamaran Corp.(Æ)	488	24
Essex Property Trust, Inc.(Ñ)(ö)	1,910	302	Centene Corp.(Æ)	6,000	364
Extra Space Storage, Inc.(ö)	612	28	Cerner Corp.(Æ)	28,745	1,636
FactSet Research Systems, Inc.	13,696	1,448	Cigna Corp.	16,629	1,435
Fidelity National Financial, Inc. Class A	527	17	Cooper Cos., Inc. (The)	113	14
Fidelity National Information Services, Inc.	303	15	Covance, Inc.(Æ)	180	17

See accompanying notes which are an integral part of this quarterly report.

28 Russell U.S. Mid Cap Equity Fund

Russell Investment Company Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
CR Bard, Inc.	66	9	Steel Dynamics, Inc.	6,295	104
DaVita HealthCare Partners, Inc.(Æ)	30	2	Timken Co.	10,134	571
Dentsply International, Inc.	856	39	Valspar Corp.	6,190	435
Endo Health Solutions, Inc.(Æ)	394	26	Westlake Chemical Corp.	1,970	239
Forest Laboratories, Inc.(Æ)	12,597	835			14,099
HCA Holdings, Inc.(Æ)	216	11
Health Net, Inc.(Æ)	18,800	618	Producer Durables - 16.5%
Henry Schein, Inc.(Æ)	34	4	ABM Industries, Inc.	6,500	173
Hill-Rom Holdings, Inc.	14,900	540	ADT Corp. (The)(Ñ)	217	7
Humana, Inc.	7,874	766	AGCO Corp.	11,369	606
Illumina, Inc.(Æ)	144	22	Agilent Technologies, Inc.	14,898	867
Impax Laboratories, Inc.(Æ)	5,300	123	Air Lease Corp. Class A	18,900	595
Incyte Corp., Ltd.(Æ)	746	49	Alaska Air Group, Inc.	13,100	1,035
Laboratory Corp. of America Holdings(Æ)	169	15	Alliant Techsystems, Inc.	357	51
Life Technologies Corp.(Æ)	2,578	196	AO Smith Corp.	28,364	1,339
Magellan Health Services, Inc.(Æ)	4,900	293	Avery Dennison Corp.	832	41
MedAssets, Inc.(Æ)	6,800	150	B/E Aerospace, Inc.(Æ)	194	15
MEDNAX, Inc.(Æ)	82	5	Booz Allen Hamilton Holding Corp. Class A	6,119	111
Mylan, Inc.(Æ)	281	13	Chicago Bridge & Iron Co.	7,738	580
Omnicare, Inc.	408	25	Cintas Corp.	332	19
Patterson Cos., Inc.	13,215	528	Colfax Corp.(Æ)	161	10
Pharmacyclics, Inc.(Æ)	2,060	274	Copa Holdings SA Class A	266	35
Salix Pharmaceuticals, Ltd.(Æ)	128	12	Crane Co.	6,694	423
St. Jude Medical, Inc.	8,825	536	CSX Corp.	22,358	602
STERIS Corp.	24,746	1,136	Cummins, Inc.	6,994	888
Thoratec Corp.(Æ)	2,570	90	Delta Air Lines, Inc.	4,103	126
United Therapeutics Corp.(Æ)	68	7	Dover Corp.	102	9
Universal Health Services, Inc. Class B	398	33	EMCOR Group, Inc.	11,500	489
Vertex Pharmaceuticals, Inc.(Æ)	200	16	Fluor Corp.	16,052	1,219
WellPoint, Inc.	13,254	1,139	Graco, Inc.	46	3
Zoetis, Inc. Class A	26,703	810	Gulfmark Offshore, Inc. Class A	1,200	51
		13,330	Harsco Corp.	15,408	391
			Hub Group, Inc. Class A(Æ)	7,030	291
Materials and Processing - 8.2%			Huntington Ingalls Industries, Inc.	9,096	864
Airgas, Inc.	9,367	967	IDEX Corp.	84	6
Albemarle Corp.	259	17	IHS, Inc. Class A(Æ)	11,362	1,288
Allegheny Technologies, Inc.	21,009	661	ITT Corp.	15,414	631
Ashland, Inc.	6,000	557	Jacobs Engineering Group, Inc.(Æ)	10,900	662
Bemis Co., Inc.	29	1	JB Hunt Transport Services, Inc.	8,000	600
Cabot Corp.	9,763	475	Joy Global, Inc.(Ñ)	136	7
Crown Holdings, Inc.(Æ)	14,200	584	Kansas City Southern	8,154	861
Ecolab, Inc.	12,658	1,272	Kennametal, Inc.	337	15
Fastenal Co.	16,843	740	Kirby Corp.(Æ)	92	9
Hexcel Corp.(Æ)	150	6	L-3 Communications Holdings, Inc.	1,139	127
Huntsman Corp.	23,100	506	Lexmark International, Inc. Class A	20,500	803
Ingersoll-Rand PLC	8,476	498	Lincoln Electric Holdings, Inc.	46	3
International Flavors & Fragrances, Inc.	7,888	684	Manitowoc Co., Inc. (The)	21,600	615
Lennox International, Inc.	7,275	630	Manpowergroup, Inc.	8,910	694
Martin Marietta Materials, Inc.(Ñ)	9,357	1,020	Old Dominion Freight Line, Inc.(Æ)	27	1
Masco Corp.	29,400	622	Orbital Sciences Corp.(Æ)	9,800	240
Mosaic Co. (The)	8,400	375	PACCAR, Inc.	289	16
MRC Global, Inc.(Æ)	19,100	533	Parker Hannifin Corp.	3,500	397
Owens-Illinois, Inc.(Æ)	414	13	Pentair, Ltd.	5,098	379
Packaging Corp. of America	9,128	590	Regal-Beloit Corp.	8,400	622
PPG Industries, Inc.	3,400	620	Republic Services, Inc. Class A	58	2
Rock Tenn Co. Class A	7,293	741	Rockwell Automation, Inc.	9,771	1,122
Sealed Air Corp.	2,196	68	Rockwell Collins, Inc.	187	14
Sherwin-Williams Co. (The)	3,000	550	Rollins, Inc.	49,648	1,432
Sigma-Aldrich Corp.	193	18	RR Donnelley & Sons Co.	860	16
Sonoco Products Co.	45	2	Ryder System, Inc.	9,401	669

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Mid Cap Equity Fund 29

Russell Investment Company Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Southwest Airlines Co.	845	18	Workday, Inc. Class A(Æ)	17,337	1,553
Stanley Black & Decker, Inc.	262	20			25,953
Stericycle, Inc.(Æ)	17,690	2,072
Textron, Inc.	159	6	Utilities - 5.2%
Tidewater, Inc.	15,921	825	American Electric Power Co., Inc.	16,939	827
TransDigm Group, Inc.	99	17	American Water Works Co., Inc.	32,647	1,389
Trimble Navigation, Ltd.(Æ)	56,511	1,828	Aqua America, Inc.	20,551	492
Triumph Group, Inc.	8,300	568	CenterPoint Energy, Inc.	25,204	590
UniFirst Corp.	1,400	148	DTE Energy Co.	6,547	447
Verisk Analytics, Inc. Class A(Æ)	84	5	Energen Corp.	7,753	548
Wabtec Corp.	58	4	Great Plains Energy, Inc.	749	18
Waste Connections, Inc.	294	12	Integrys Energy Group, Inc.	369	20
WW Grainger, Inc.	123	29	ITC Holdings Corp.	6,213	643
Xerox Corp.	63,100	685	NRG Energy, Inc.	42,996	1,197
		28,308	OGE Energy Corp.	310	11
			Pinnacle West Capital Corp.	24,415	1,285
Technology - 15.1%			PPL Corp.	574	18
Amdocs, Ltd.	405	18	Public Service Enterprise Group, Inc.	22,334	745
Aruba Networks, Inc.(Æ)(Ñ)	12,600	248	Sempra Energy	185	17
Aspen Technology, Inc.(Æ)	2,400	109	Time Warner Telecom, Inc. Class A(Æ)	4,200	124
Benchmark Electronics, Inc.(Æ)	7,700	175	T-Mobile US, Inc.(Æ)	17,812	544
Broadcom Corp. Class A	13,000	387	UGI Corp.	129	6
Brocade Communications Systems, Inc.(Æ)	82,316	769	Vectren Corp.	52	2
Cadence Design Systems, Inc.(Æ)	41,960	592			8,923
Ciena Corp.(Æ)(Ñ)	3,100	72
Concur Technologies, Inc.(Æ)(Ñ)	18,296	2,222	Total Common Stocks
Cree, Inc.(Æ)	84	5	(cost $138,896)		162,339
Electronic Arts, Inc.(Æ)	28,549	754
Harris Corp.	12,486	865	Short-Term Investments - 5.1%
Intersil Corp. Class A	146,622	1,662	Russell U.S. Cash Management Fund	8,692,661 (∞)	8,693
Juniper Networks, Inc.(Æ)	34,955	930
Leidos Holdings, Inc.	168	8	Total Short-Term Investments
LinkedIn Corp. Class A(Æ)	8,401	1,808	(cost $8,693)		8,693
LSI Corp.	884	10	Other Securities - 2.9%
Manhattan Associates, Inc.(Æ)	4,800	162	Russell U.S. Cash Collateral Fund(×)	5,003,269 (∞)	5,003
Marvell Technology Group, Ltd.	53,184	794
Maxim Integrated Products, Inc.	40,128	1,214	Total Other Securities
Mentor Graphics Corp.	21,160	440	(cost $5,003)		5,003
Microchip Technology, Inc.	199	9	Total Investments 102.5%
Micron Technology, Inc.(Æ)	5,458	126	(identified cost $152,592)		176,035
Motorola Solutions, Inc.	13,207	842
NetApp, Inc.	32,766	1,387	Other Assets and Liabilities,
NVIDIA Corp.	328	5	Net - (2.5%)		(4,302)
Palo Alto Networks, Inc.(Æ)	12,500	743
PMC Sierra, Inc.(Æ)	50,000	328	Net Assets - 100.0%		171,733
Polycom, Inc.(Æ)	26,100	311
ServiceNow, Inc.(Æ)	9,900	628
Splunk, Inc.(Æ)	9,700	747
Symantec Corp.	24,900	533
SYNNEX Corp.(Æ)	3,000	168
Synopsys, Inc.(Æ)	16,700	666
Tech Data Corp.(Æ)	5,500	297
Teradata Corp.(Æ)	15,052	619
Tyco International, Ltd.	13,946	565
Ultimate Software Group, Inc.(Æ)	11,086	1,810
VeriSign, Inc.(Æ)	202	12
VMware, Inc. Class A(Æ)	6,100	550
Western Digital Corp.	9,409	810

See accompanying notes which are an integral part of this quarterly report.

30 Russell U.S. Mid Cap Equity Fund

Russell Investment Company Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$

Long Positions
S&P Midcap 400 E-Mini Index Futures (CME)		65	USD	8,517	03/14	23
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						23

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$23,130	$—			$—	$23,130
Consumer Staples	6,536	—			—	6,536
Energy	11,340	—			—	11,340
Financial Services	30,720	—			—	30,720
Health Care	13,330	—			—	13,330
Materials and Processing	14,099	—			—	14,099
Producer Durables	28,308	—			—	28,308
Technology	25,953	—			—	25,953
Utilities	8,923	—			—	8,923
Short-Term Investments	—	8,693			—	8,693
Other Securities	—	5,003			—	5,003
Total Investments	162,339	13,696			—	176,035

Other Financial Instruments
Futures Contracts	23	—			—	23
Total Other Financial Instruments*	$23	$—			$—	$23

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Mid Cap Equity Fund 31

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$

Common Stocks - 93.7%			Gray Television, Inc.(Æ)	227,102	2,584
			Guess?, Inc.	79,230	2,222
Consumer Discretionary - 14.2%			Harman International Industries, Inc.	1,400	145
1-800-Flowers.com, Inc. Class A(Æ)	17,400	88	Harte-Hanks, Inc.	29,900	205
Abercrombie & Fitch Co. Class A	147,390	5,215	Haverty Furniture Cos., Inc.	22,324	621
AMC Networks, Inc. Class A(Æ)	6,500	419	Helen of Troy, Ltd.(Æ)	79,700	4,387
American Eagle Outfitters, Inc.	300,890	4,071	HSN, Inc.	16,300	893
American Woodmark Corp.(Æ)	20,724	728	Imax Corp.(Æ)(Ñ)	38,710	1,072
ANN, Inc.(Æ)	182,837	5,913	Inter Parfums, Inc.(Ñ)	23,700	771
Autobytel, Inc.(Æ)	56,448	840	Isle of Capri Casinos, Inc.(Æ)	249,759	2,388
Bally Technologies, Inc.(Æ)	45,468	3,334	Jack in the Box, Inc.(Æ)	223,196	11,287
Beazer Homes USA, Inc.(Æ)(Ñ)	43,175	972	JAKKS Pacific, Inc.(Ñ)	88,119	508
Black Diamond, Inc.(Æ)(Ñ)	157,300	1,675	Jones Group, Inc. (The)	700	10
Blue Nile, Inc.(Æ)(Ñ)	16,950	730	Journal Communications, Inc. Class A(Æ)	161,549	1,288
Boyd Gaming Corp.(Æ)	85,338	901	KAR Auction Services, Inc.	94,600	2,632
Brinker International, Inc.	113,402	5,484	Kirkland's, Inc.(Æ)	36,815	693
Brown Shoe Co., Inc.	32,300	765	Krispy Kreme Doughnuts, Inc.(Æ)	70,051	1,208
Buffalo Wild Wings, Inc.(Æ)	9,683	1,374	LeapFrog Enterprises, Inc. Class A(Æ)(Ñ)	325,469	2,317
Cabela's, Inc.(Æ)	63,022	4,214	Lee Enterprises, Inc.(Æ)(Ñ)	87,096	355
Callaway Golf Co.	203,975	1,666	Libbey, Inc.(Æ)	112,200	2,417
Capella Education Co.	78,025	4,868	LIN Media LLC Class A(Æ)	131,369	3,246
Carmike Cinemas, Inc.(Æ)	144,790	3,925	Lincoln Educational Services Corp.	16,700	73
Carter's, Inc.	40,687	2,736	Lithia Motors, Inc. Class A	12,144	684
Cato Corp. (The) Class A	136,550	3,818	Lumber Liquidators Holdings, Inc.(Æ)(Ñ)	4,400	392
Cavco Industries, Inc.(Æ)	11,953	934	Madison Square Garden Co. (The) Class
Cedar Fair, LP	79,263	3,942	A(Æ)	14,800	859
Cheesecake Factory, Inc. (The)	120,967	5,388	Marchex, Inc. Class A	80,268	751
Chico's FAS, Inc.	242,580	4,027	MarineMax, Inc.(Æ)	51,006	752
Children's Place Retail Stores, Inc. (The)(Æ)	30,800	1,622	Marriott Vacations Worldwide Corp.(Æ)	5,100	244
Christopher & Banks Corp.(Æ)	91,752	655	Matthews International Corp. Class A	63,688	2,708
Churchill Downs, Inc.	40,765	3,633	MDC Holdings, Inc.	173,390	5,356
Chuy's Holdings, Inc.(Æ)	64,829	2,342	MDC Partners, Inc. Class A	491,840	11,819
Cinemark Holdings, Inc.	25,600	750	Media General, Inc. Class A(Æ)(Ñ)	33,515	598
Citi Trends, Inc.(Æ)	405,705	6,491	Meredith Corp.	43,600	1,996
Conn's, Inc.(Æ)(Ñ)	14,469	878	Monro Muffler Brake, Inc.(Ñ)	120,978	6,715
Conversant, Inc.(Æ)	27,000	581	Motorcar Parts of America, Inc.(Æ)	36,348	732
Courier Corp.	4,400	69	Movado Group, Inc.	83,626	3,157
Cracker Barrel Old Country Store, Inc.	9,060	897	Multimedia Games Holding Co., Inc.(Æ)	140,423	4,460
CSS Industries, Inc.	9,800	263	National CineMedia, Inc.	17,072	319
CST Brands, Inc.	10,080	322	Nexstar Broadcasting Group, Inc. Class A	57,489	2,762
Cumulus Media, Inc. Class A(Æ)	123,135	824	Noodles & Co. Class A(Æ)(Ñ)	28,815	1,047
Deckers Outdoor Corp.(Æ)(Ñ)	48,995	3,819	NVR, Inc.(Æ)	200	231
Del Frisco's Restaurant Group, Inc.(Æ)	96,757	2,225	Office Depot, Inc.(Æ)	12,700	62
Destination Maternity Corp.	16,786	450	Orient-Express Hotels, Ltd. Class A(Æ)	87,785	1,243
DeVry, Inc.	78,906	2,852	Papa John's International, Inc.	20,000	963
Digital Cinema Destinations Corp. Class			PCM, Inc.(Æ)	110	1
A(Æ)	122,940	728	Pep Boys-Manny Moe & Jack (The)(Æ)	275,832	3,293
Domino's Pizza, Inc.	58,444	4,127	Perry Ellis International, Inc.(Æ)	228,130	3,575
Einstein Noah Restaurant Group, Inc.	101,900	1,555	Pier 1 Imports, Inc.	41,097	785
Entercom Communications Corp. Class A(Æ)	66,578	628	Pinnacle Entertainment, Inc.(Æ)	55,444	1,211
Entravision Communications Corp. Class A	121,367	732	Pool Corp.	83,161	4,506
Ethan Allen Interiors, Inc.	225,287	5,686	Popeyes Louisiana Kitchen, Inc.(Æ)	15,192	611
EW Scripps Co. Class A(Æ)	87,618	1,613	Quiksilver, Inc.(Æ)	46,539	328
Fiesta Restaurant Group, Inc.(Æ)	19,868	854	QuinStreet, Inc.(Æ)	19,200	159
Finish Line, Inc. (The) Class A	116,386	2,985	ReachLocal, Inc.(Æ)	18,600	241
Franklin Covey Co.(Æ)	24,101	461	RealD, Inc.(Æ)(Ñ)	4,000	36
Fuel Systems Solutions, Inc.(Æ)	343,213	4,218	Rentrak Corp.(Æ)	20,195	1,153
Full House Resorts, Inc.(Æ)	367,773	894	Ritchie Bros Auctioneers, Inc.(Ñ)	357,282	8,203
Gentherm, Inc.(Æ)	194,294	4,951	Rocky Brands, Inc.	225,694	3,503
G-III Apparel Group, Ltd.(Æ)	92,100	6,444	Rosetta Stone, Inc.(Æ)	1,100	12
Grand Canyon Education, Inc.(Æ)	73,822	3,235

See accompanying notes which are an integral part of this quarterly report.

32 Russell U.S. Small Cap Equity Fund

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Ruby Tuesday, Inc.(Æ)	708,289	3,966	Universal Corp.(Ñ)	86,770	4,453
Scientific Games Corp. Class A(Æ)	75,567	1,064	WD-40 Co.	11,646	800
SeaWorld Entertainment, Inc.	4,200	136			74,155
Shutterstock, Inc.(Æ)(Ñ)	23,574	1,900
Sinclair Broadcast Group, Inc. Class A	17,927	563	Energy - 5.9%
Six Flags Entertainment Corp.	52,400	1,881	Alliance Resource Partners, LP	59,650	4,915
Skullcandy, Inc.(Æ)	111,274	812	Atwood Oceanics, Inc.(Æ)	900	43
Sonic Automotive, Inc. Class A	39,000	875	Basic Energy Services, Inc.(Æ)	98,135	1,681
Speed Commerce, Inc.(Æ)	168,896	676	Bill Barrett Corp.(Æ)(Ñ)	103,094	2,888
Stage Stores, Inc.(Ñ)	385,640	7,558	Bonanza Creek Energy, Inc.(Æ)	73,273	2,983
Standard Motor Products, Inc.	104,707	3,425	C&J Energy Services, Inc.(Æ)(Ñ)	5,400	126
Steiner Leisure, Ltd.(Æ)	8,500	417	Cal Dive International, Inc.(Æ)(Ñ)	1,603,688	2,630
Steven Madden, Ltd.(Æ)	8,100	264	Callon Petroleum Co.(Æ)	109,745	741
Stoneridge, Inc.(Æ)	23,300	265	CARBO Ceramics, Inc.(Ñ)	40,099	4,616
Tenneco, Inc.(Æ)	59,633	3,389	Carrizo Oil & Gas, Inc.(Æ)	59,775	2,457
Thor Industries, Inc.	65,664	3,373	Cloud Peak Energy, Inc.(Æ)	53,900	1,010
Tile Shop Holdings, Inc.(Æ)(Ñ)	79,038	1,117	Comstock Resources, Inc.	141,845	2,433
Town Sports International Holdings, Inc.	6,700	73	Crosstex Energy, Inc.	135,516	5,082
TravelCenters of America LLC(Æ)	321,191	2,762	Dawson Geophysical Co.	8,900	288
TRI Pointe Homes, Inc.(Æ)(Ñ)	30,065	530	Delek US Holdings, Inc.	234,391	7,102
Universal Electronics, Inc.(Æ)	15,210	544	Energy XXI Bermuda, Ltd.	24,134	554
Universal Technical Institute, Inc.	26,700	314	Evolution Petroleum Corp.	14,041	185
Viad Corp.	1,700	45	Forum Energy Technologies, Inc.(Æ)	25,392	638
West Marine, Inc.(Æ)	271,444	3,553	Gastar Exploration, Inc.(Æ)	136,652	814
Willis Lease Finance Corp.(Æ)	800	14	Goodrich Petroleum Corp.(Æ)(Ñ)	35,783	616
XO Group, Inc.(Æ)	16,264	197	Gulf Island Fabrication, Inc.	7,221	146
Zale Corp.(Æ)	378,548	5,724	Helix Energy Solutions Group, Inc.(Æ)	23,149	472
		298,037	Hercules Offshore, Inc.(Æ)	348,341	1,735
			Hornbeck Offshore Services, Inc.(Æ)	1,900	81
Consumer Staples - 3.5%			Key Energy Services, Inc.(Æ)	811,379	5,915
Alliance One International, Inc.(Æ)	51,700	133	Kodiak Oil & Gas Corp.(Æ)	96,600	1,025
Andersons, Inc. (The)	26,900	2,226	Magnum Hunter Resources Corp.(Æ)	144,483	1,206
Annie's, Inc.(Æ)(Ñ)	35,814	1,437	Matrix Service Co.(Æ)	87,043	2,287
B&G Foods, Inc. Class A	112,506	3,687	Midstates Petroleum Co., Inc.(Æ)(Ñ)	181,106	846
Boulder Brands, Inc.(Æ)(Ñ)	437,389	6,272	Natural Gas Services Group, Inc.(Æ)	117,826	3,405
Calavo Growers, Inc.	74,959	2,277	Patterson-UTI Energy, Inc.	216,303	5,557
Casey's General Stores, Inc.	222,965	15,311	PBF Energy, Inc. Class A(Ñ)	145,310	3,768
Coca-Cola Bottling Co. Consolidated	2,262	154	PDC Energy, Inc.(Æ)	21,310	1,062
Core-Mark Holding Co., Inc.	123,847	9,369	Penn Virginia Corp.(Æ)(Ñ)	58,034	696
Craft Brew Alliance, Inc.(Æ)	49,715	752	PetroQuest Energy, Inc.(Æ)	734,803	2,836
Dean Foods Co.(Æ)	177,325	2,802	Pioneer Energy Services Corp.(Æ)	68,700	576
Farmer Bros Co.(Æ)	31,236	676	PowerSecure International, Inc.(Æ)	83,672	1,615
Fresh Del Monte Produce, Inc.	16,800	444	Precision Drilling Corp.(Æ)	221,740	1,978
Ingles Markets, Inc. Class A	17,190	467	Quantum Fuel Systems Technologies
J&J Snack Foods Corp.	54,752	4,824	Worldwide, Inc.(Æ)(Ñ)	95,433	821
John B Sanfilippo & Son, Inc.	44,963	1,041	Renewable Energy Group, Inc.(Æ)(Ñ)	47,900	479
Limoneira Co.(Ñ)	62,100	1,290	REX American Resources Corp.(Æ)	600	25
Natural Grocers by Vitamin Cottage, Inc.			RigNet, Inc.(Æ)	20,237	944
(Æ)(Ñ)	56,064	2,129	Rowan Companies PLC(Æ)	201,529	6,322
Nature's Sunshine Products, Inc.	600	10	Sanchez Energy Corp.(Æ)(Ñ)	41,672	1,146
Omega Protein Corp.(Æ)	61,213	620	SemGroup Corp. Class A	59,071	3,648
Pantry, Inc. (The)(Æ)	43,425	634	Superior Energy Services, Inc.	260,331	6,154
Pinnacle Foods, Inc.	14,800	400	Synergy Resources Corp.(Æ)	110,582	955
Roundy's, Inc.(Ñ)	58,784	498	Targa Resources Corp.	44,593	4,026
Sanderson Farms, Inc.	16,000	1,190	Triangle Petroleum Corp.(Æ)	873,794	6,650
Snyders-Lance, Inc.	5,060	135	Unit Corp.(Æ)	125,100	6,251
Spartan Stores, Inc.	11,000	248	US Antimony Corp.(Æ)(Ñ)	1,104,340	2,286
SUPERVALU, Inc.(Æ)(Ñ)	381,262	2,204	Warren Resources, Inc.(Æ)	89,700	302
Synutra International, Inc.(Æ)(Ñ)	5,900	43	Western Refining, Inc.(Ñ)	62,547	2,446
TreeHouse Foods, Inc.(Æ)	115,878	7,629	Westmoreland Coal Co.(Æ)	1,744	38

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 33

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Willbros Group, Inc.(Æ)	312,691	2,611	Community Trust Bancorp, Inc.	13,700	555
World Fuel Services Corp.	40,100	1,713	Consolidated-Tomoka Land Co.	38,330	1,347
		123,825	Cowen Group, Inc. Class A(Æ)	118,947	485
			Crawford & Co. Class B	3,800	31
Financial Services - 19.9%			Credit Acceptance Corp.(Æ)	1,300	181
1st United Bancorp, Inc.	4,800	35	CVB Financial Corp.	150,495	2,245
Access National Corp.	2,200	36	Diamond Hill Investment Group, Inc.	20,857	2,389
Agree Realty Corp.(ö)	2,407	69	DiamondRock Hospitality Co.(ö)	377,040	4,366
Alexander & Baldwin, Inc.	96,095	3,758	Dime Community Bancshares, Inc.	66,775	1,091
American Equity Investment Life Holding			Douglas Emmett, Inc.(ö)	11,300	287
Co.(Ñ)	175,525	3,853	DuPont Fabros Technology, Inc.(ö)	92,200	2,396
American National Bankshares, Inc.	3,600	84	Eagle Bancorp, Inc.(Æ)	65,912	2,192
AMERISAFE, Inc.	27,578	1,141	EastGroup Properties, Inc.(ö)	23,100	1,371
AmREIT, Inc. Class B(ö)	5,900	96	Education Realty Trust, Inc. Class A(ö)	347,275	3,136
Amtrust Financial Services, Inc.(Ñ)	146,485	4,729	eHealth, Inc.(Æ)(Ñ)	51,115	2,731
Arbor Realty Trust, Inc.(ö)	17,500	120	Encore Capital Group, Inc.(Æ)	58,464	2,782
Ares Commercial Real Estate Corp.(ö)	160,800	2,143	Endurance Specialty Holdings, Ltd.	63,497	3,327
Argo Group International Holdings, Ltd.	116,051	5,221	Enstar Group, Ltd.(Æ)	600	74
Arlington Asset Investment Corp. Class A	3,000	79	Enterprise Financial Services Corp.	7,700	143
Armada Hoffler Properties, Inc.(ö)	2,600	24	EPR Properties(ö)	54,400	2,779
Arrow Financial Corp.(Ñ)	7,000	174	Equity Lifestyle Properties, Inc. Class A(ö)	2,600	102
Artisan Partners Asset Management, Inc.			Equity One, Inc.(ö)	1,100	25
Class A	9,900	628	Erie Indemnity Co. Class A	1,112	78
Ashford Hospitality Trust, Inc.(ö)	62,900	591	Evercore Partners, Inc. Class A	9,163	512
Assurant, Inc.	11,000	719	Extra Space Storage, Inc.(ö)	17,300	790
Astoria Financial Corp.	260,350	3,447	Fair Isaac Corp.	73,029	3,970
Baldwin & Lyons, Inc. Class B	6,202	155	FBL Financial Group, Inc. Class A	1,800	70
Bancfirst Corp.	6,300	340	FelCor Lodging Trust, Inc.(ö)	583,312	4,760
Bancorp, Inc.(Æ)	311,255	5,929	Financial Engines, Inc.(Ñ)	73,917	4,503
BancorpSouth, Inc.	132,316	3,119	First Bancorp	2,100	36
Bank of Marin Bancorp	5,100	226	First Busey Corp.	42,749	235
Bank of the Ozarks, Inc.	180,913	11,470	First Defiance Financial Corp.	6,182	159
BBCN Bancorp, Inc.	49,600	746	First Financial Bancorp	255,910	4,243
BGC Partners, Inc. Class A	128,800	828	First Financial Bankshares, Inc.(Ñ)	41,064	2,512
BioMed Realty Trust, Inc.(ö)	248,114	4,841	First Financial Corp.	8,900	286
Blackhawk Network Holdings, Inc. Class			First Industrial Realty Trust, Inc.(ö)	391,331	6,715
A(Æ)(Ñ)	25,500	671	First Interstate Bancsystem, Inc. Class A	14,581	374
BOK Financial Corp.	11,452	736	First Midwest Bancorp, Inc.	210,900	3,368
Boston Private Financial Holdings, Inc.	252,868	3,108	First NBC Bank Holding Co.(Æ)	52,158	1,700
Bridge Bancorp, Inc.	2,300	57	First Republic Bank	6,400	311
Broadridge Financial Solutions, Inc.	9,400	341	FirstMerit Corp.	44,906	914
Brookline Bancorp, Inc.	438,087	3,899	FNB Corp.	256,700	3,039
Bryn Mawr Bank Corp.	2,000	56	Forestar Group, Inc.(Æ)	170,824	3,416
Calamos Asset Management, Inc. Class A	43,080	494	Franklin Street Properties Corp.(ö)	382,196	4,583
Capital Bank Financial Corp. Class A(Æ)	67,283	1,551	FXCM, Inc. Class A(Ñ)	73,695	1,263
CapitalSource, Inc.	216,400	2,971	Gain Capital Holdings, Inc.(Ñ)	468,155	4,162
Capitol Federal Financial, Inc.	362,461	4,339	GAMCO Investors, Inc. Class A	2,209	178
Capstead Mortgage Corp.(ö)	247,614	3,125	German American Bancorp, Inc.	7,481	202
Cardinal Financial Corp.	139,200	2,373	GFI Group, Inc.	1,218,993	4,632
Cardtronics, Inc.(Æ)	252,036	9,708	Glacier Bancorp, Inc.	123,368	3,261
Centerstate Banks, Inc.	4,600	51	Global Cash Access Holdings, Inc.(Æ)	281,600	2,388
Central Pacific Financial Corp.	17,200	316	Golub Capital BDC, Inc.(Ñ)	42,900	785
Chemical Financial Corp.	103,137	2,979	Great Southern Bancorp, Inc.	12,017	332
Chesapeake Lodging Trust(ö)	111,300	2,710	Green Dot Corp. Class A(Æ)(Ñ)	61,210	1,378
Citizens & Northern Corp.	3,701	72	Hallmark Financial Services, Inc.(Æ)	4,401	39
CNB Financial Corp.	3,049	49	Hancock Holding Co.	151,530	5,243
CoBiz Financial, Inc.	24,655	260	Hanmi Financial Corp.	166,462	3,591
Columbia Banking System, Inc.	44,400	1,159	Hanover Insurance Group, Inc. (The)	75,095	4,170
Commerce Bancshares, Inc.	18,900	822	HCI Group, Inc.(Ñ)	16,312	694
Community Bank System, Inc.	72,574	2,584	Healthcare Realty Trust, Inc.(ö)	263,025	6,029

See accompanying notes which are an integral part of this quarterly report.
34 Russell U.S. Small Cap Equity Fund

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Heartland Financial USA, Inc.	3,200	81	Oritani Financial Corp.	115,467	1,817
Hercules Technology Growth Capital, Inc.(Ñ)	147,285	2,336	Pacific Continental Corp.	213,956	3,017
Heritage Financial Corp.	5,900	100	PacWest Bancorp(Ñ)	97,275	3,902
HFF, Inc. Class A	78,033	2,308	Park National Corp.(Ñ)	3,811	298
Home BancShares, Inc.	156,782	4,835	Park Sterling Corp.	22,701	153
Home Loan Servicing Solutions, Ltd.	53,000	1,088	Peoples Bancorp, Inc.	11,200	253
HomeStreet, Inc.	2,100	38	Physicians Realty Trust(ö)	179,400	2,223
HomeTrust Bancshares, Inc.(Æ)	10,003	158	Pinnacle Financial Partners, Inc.	9,236	301
Horace Mann Educators Corp.	41,504	1,158	Piper Jaffray Cos.(Æ)	114,665	4,504
Horizon Bancorp	3,580	80	Planet Payment, Inc.(Æ)	249,700	881
Howard Hughes Corp. (The)(Æ)	18,200	2,271	Platinum Underwriters Holdings, Ltd.	32,200	1,830
Iberiabank Corp.	70,114	4,616	Portfolio Recovery Associates, Inc.(Æ)	75,961	3,815
Infinity Property & Casualty Corp.	67,707	4,780	Post Properties, Inc.(ö)	2,300	108
Interactive Brokers Group, Inc. Class A	4,800	102	Potlatch Corp.(ö)	2,300	92
Investment Technology Group, Inc.(Æ)	84,900	1,401	Preferred Bank(Æ)	2,300	50
Investors Real Estate Trust(Ñ)(ö)	24,500	213	PrivateBancorp, Inc. Class A	54,613	1,561
Jack Henry & Associates, Inc.	77,951	4,348	Prosperity Bancshares, Inc.	76,787	4,804
JMP Group, Inc.	64,596	481	Provident Financial Services, Inc.	49,100	850
KCG Holdings, Inc. Class A(Æ)	62,728	694	PS Business Parks, Inc.(ö)	54,871	4,311
Lakeland Bancorp, Inc.	11,000	124	RAIT Financial Trust(Ñ)(ö)	9,300	78
Lakeland Financial Corp.	11,702	429	Regional Management Corp.(Æ)	139,599	4,639
LaSalle Hotel Properties(ö)	111,098	3,417	Retail Opportunity Investments Corp.(ö)	351,216	5,079
LCNB Corp.	83,528	1,471	RLI Corp.(Ñ)	23,400	975
Liberty Property Trust(ö)	9,200	335	Rockville Financial, Inc.	206,926	2,748
LTC Properties, Inc.(ö)	45,821	1,739	S&T Bancorp, Inc.	5,800	136
Maiden Holdings, Ltd.	157,764	1,732	Sabra Health Care REIT, Inc.(ö)	40,100	1,160
MainSource Financial Group, Inc.	3,976	65	Safety Insurance Group, Inc.	12,558	679
Manning & Napier, Inc. Class A	25,329	424	Sandy Spring Bancorp, Inc.	6,500	162
MarketAxess Holdings, Inc.	13,412	841	Saul Centers, Inc.(ö)	3,379	157
MB Financial, Inc.	30,873	868	Selective Insurance Group, Inc.	372,743	8,767
MCG Capital Corp.	66,984	299	Sierra Bancorp	2,093	33
Medical Properties Trust, Inc.(ö)	127,900	1,697	Signature Bank(Æ)	30,800	3,759
Mercantile Bank Corp.	1,000	20	Simmons First National Corp. Class A	11,429	395
Merchants Bancshares, Inc.	3,700	110	Southwest Bancorp, Inc.	5,200	91
Metro Bancorp, Inc.(Æ)	6,783	135	Sovran Self Storage, Inc.(ö)	13,800	937
MGIC Investment Corp.(Æ)	557,267	4,731	Spirit Realty Capital, Inc.(ö)	52,600	558
Mid-America Apartment Communities, Inc.			StanCorp Financial Group, Inc.	4,800	308
(Ñ)(ö)	43,875	2,832	Starwood Property Trust, Inc.(ö)	43,400	1,311
MidWestOne Financial Group, Inc.	2,200	54	State Auto Financial Corp.	904	17
MoneyGram International, Inc.(Æ)	20,931	387	State Bank Financial Corp.	97,103	1,663
Morningstar, Inc.	5,400	417	Stellus Capital Investment Corp.(Ñ)	3,200	47
National Bank Holdings Corp. Class A	128,800	2,509	Stifel Financial Corp.(Æ)	13,154	594
National Bankshares, Inc.	610	22	Summit Hotel Properties, Inc.(ö)	40,640	362
National Health Investors, Inc.(ö)	49,972	3,147	Sun Communities, Inc.(ö)	67,471	3,154
National Interstate Corp.	6,000	135	Susquehanna Bancshares, Inc.	296,740	3,214
National Penn Bancshares, Inc.	205,439	2,132	SVB Financial Group(Æ)	7,900	887
Navigators Group, Inc. (The)(Æ)	17,800	1,061	SY Bancorp, Inc.	8,302	246
NBT Bancorp, Inc.	2,400	58	Symetra Financial Corp.	98,800	1,892
Nelnet, Inc. Class A	28,200	1,050	Synovus Financial Corp.	279,685	937
New Residential Investment Corp.(ö)	690,632	4,386	Taubman Centers, Inc.(ö)	4,200	273
NewBridge Bancorp(Æ)	6,300	44	TCF Financial Corp.	24,100	388
NMI Holdings, Inc. Class A(Æ)(Ñ)	193,400	2,373	Territorial Bancorp, Inc.	5,263	119
Northfield Bancorp, Inc.	124,770	1,551	Triangle Capital Corp.	52,000	1,402
Northwest Bancshares, Inc.	63,040	886	Trico Bancshares(Ñ)	15,100	374
OceanFirst Financial Corp.	25,242	448	Tristate Capital Holdings, Inc.(Æ)	4,300	59
OFG Bancorp	93,769	1,367	Two Harbors Investment Corp.(ö)	123,300	1,212
Old National Bancorp	316,630	4,433	UCP, Inc. Class A(Æ)	34,934	509
Old Republic International Corp.	20,200	316	UMB Financial Corp.	87,366	5,180
Omega Healthcare Investors, Inc.(Ñ)(ö)	142,003	4,536	Umpqua Holdings Corp.(Ñ)	226,150	3,971
One Liberty Properties, Inc.(ö)	9,300	194	United Bankshares, Inc.(Ñ)	69,150	2,067

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 35

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
United Financial Bancorp, Inc.	126,183	2,237	Fluidigm Corp.(Æ)	73,043	3,296
United Fire Group, Inc.	21,438	538	Fonar Corp.(Æ)	28,621	528
Univest Corp. of Pennsylvania	461	9	Galectin Therapeutics, Inc.(Æ)(Ñ)	43,558	597
Waddell & Reed Financial, Inc. Class A	12,400	804	Galena Biopharma, Inc.(Æ)(Ñ)	117,552	619
Walter Investment Management Corp.(Æ)	60,564	1,868	Globus Medical, Inc. Class A(Æ)(Ñ)	49,300	1,154
Washington Banking Co.	10,956	195	Greatbatch, Inc.(Æ)	180,335	7,666
Washington Federal, Inc.	229,666	5,025	Haemonetics Corp.(Æ)	164,137	6,219
Washington Trust Bancorp, Inc.	4,200	138	Hanger, Inc.(Æ)	102,021	3,449
Webster Financial Corp.	137,033	4,158	Health Net, Inc.(Æ)	3,800	125
WesBanco, Inc.	18,245	521	Horizon Pharma, Inc.(Æ)(Ñ)	97,003	956
Westamerica Bancorporation(Ñ)	69,594	3,435	ICON PLC(Æ)	95,515	4,013
Westfield Financial, Inc.	5,100	38	Idera Pharmaceuticals, Inc.(Æ)	136,460	633
Wilshire Bancorp, Inc.	60,300	601	Insmed, Inc.(Æ)	48,360	988
Winthrop Realty Trust(ö)	34,915	401	Insulet Corp.(Æ)	149,823	6,442
WisdomTree Investments, Inc.(Æ)	69,507	981	Integra LifeSciences Holdings Corp.(Æ)	57,710	2,681
WSFS Financial Corp.	7,488	538	Intercept Pharmaceuticals, Inc.(Æ)	6,408	1,928
		418,647	Intrexon Corp.(Æ)(Ñ)	45,467	1,526
			Invacare Corp.	169,881	3,428
Health Care - 9.4%			Karyopharm Therapeutics, Inc.(Æ)	7,859	274
Abiomed, Inc.(Æ)(Ñ)	100,992	2,776	Keryx Biopharmaceuticals, Inc.(Æ)(Ñ)	86,420	1,329
Acadia Healthcare Co., Inc.(Æ)	131,243	6,699	Lannett Co., Inc.(Æ)	40,926	1,446
Acceleron Pharma, Inc.(Æ)	15,417	715	LifePoint Hospitals, Inc.(Æ)	42,074	2,230
Accuray, Inc.(Æ)	85,046	906	Ligand Pharmaceuticals, Inc. Class B(Æ)	79,453	4,921
Affymetrix, Inc.(Æ)(Ñ)	150,187	1,410	Magellan Health Services, Inc.(Æ)	31,900	1,909
Ampio Pharmaceuticals, Inc.(Æ)(Ñ)	66,537	567	Medical Action Industries, Inc.(Æ)	10,900	81
Anacor Pharmaceuticals, Inc.(Æ)(Ñ)	46,919	893	Medidata Solutions, Inc.(Æ)	57,855	3,651
Analogic Corp.	62,828	6,009	Molina Healthcare, Inc.(Æ)	19,000	684
Anika Therapeutics, Inc.(Æ)	23,637	786	NanoString Technologies, Inc.(Æ)	39,328	715
Arrowhead Research Corp.(Æ)(Ñ)	65,037	998	Natus Medical, Inc.(Æ)	237,565	6,151
ArthroCare Corp.(Æ)	67,750	3,074	NewLink Genetics Corp.(Æ)(Ñ)	25,811	956
Athersys, Inc.(Æ)(Ñ)	174,851	673	Novavax, Inc.(Æ)(Ñ)	197,281	1,073
AtriCure, Inc.(Æ)	42,142	864	NPS Pharmaceuticals, Inc.(Æ)	98,121	3,511
BioCryst Pharmaceuticals, Inc.(Æ)(Ñ)	71,428	729	Omnicell, Inc.(Æ)	54,100	1,397
BioDelivery Sciences International, Inc.(Æ)	81,298	638	Pacific Biosciences of California, Inc.(Æ)	61,000	438
Bio-Rad Laboratories, Inc. Class A(Æ)	6,030	767	Pacira Pharmaceuticals, Inc.(Æ)	56,930	3,901
Cadence Pharmaceuticals, Inc. Class A(Æ)	501,944	5,511	PharMerica Corp.(Æ)(Ñ)	15,300	372
Cambrex Corp.(Æ)	127,210	2,388	Pozen, Inc.(Æ)	82,156	644
Capital Senior Living Corp.(Æ)	151,044	3,394	Prestige Brands Holdings, Inc.(Æ)	99,006	2,996
Cardiovascular Systems, Inc.(Æ)	101,755	3,452	Quality Systems, Inc.	125,830	2,317
Cempra, Inc.(Æ)	61,590	732	Repligen Corp.(Æ)	56,117	869
Centene Corp.(Æ)	89,230	5,407	Rigel Pharmaceuticals, Inc.(Æ)	86,676	263
Cerus Corp.(Æ)(Ñ)	91,885	567	RTI Surgical, Inc.(Æ)	972,469	3,015
Chemed Corp.(Ñ)	63,588	5,018	Sagent Pharmaceuticals, Inc.(Æ)	50,963	965
Computer Programs & Systems, Inc.	65,789	4,396	Sangamo Biosciences, Inc.(Æ)(Ñ)	62,227	1,203
Conatus Pharmaceuticals, Inc.(Æ)(Ñ)	48,796	516	SIGA Technologies, Inc.(Æ)	18,100	60
CONMED Corp.	77,651	3,257	Staar Surgical Co.(Æ)	52,964	870
Corvel Corp.(Æ)	18,398	871	STERIS Corp.	156,377	7,176
Cross Country Healthcare, Inc.(Æ)	90,715	980	SurModics, Inc.(Æ)	1,500	37
Cutera, Inc.(Æ)	5,100	48	Syneron Medical, Ltd.(Æ)	44,833	544
CytRx Corporation(Æ)	93,520	649	Techne Corp.	7,830	712
Delcath Systems, Inc.(Æ)	52,200	16	TherapeuticsMD, Inc.(Æ)(Ñ)	138,216	909
Depomed, Inc.(Æ)	132,227	1,587	Thoratec Corp.(Æ)	26,800	936
DexCom, Inc.(Æ)	49,331	1,996	Trinity Biotech PLC - ADR	129,064	3,351
Dyax Corp.(Æ)	102,805	866	Triple-S Management Corp. Class B(Æ)	43,700	780
Dynavax Technologies Corp.(Æ)(Ñ)	123,000	214	Unilife Corp.(Æ)(Ñ)	146,835	686
Emergent Biosolutions, Inc.(Æ)	45,498	1,089	US Physical Therapy, Inc.	76,543	2,412
Enanta Pharmaceuticals, Inc.(Æ)(Ñ)	19,254	704	Vascular Solutions, Inc.(Æ)	31,129	733
Endologix, Inc.(Æ)	154,611	2,474	VCA Antech, Inc.(Æ)	89,717	2,866
Ensign Group, Inc. (The)	101,579	4,258	Veeva Systems, Inc. Class A(Æ)(Ñ)	46,781	1,487
Exactech, Inc.(Æ)	8,000	178	XOMA Corp.(Æ)	115,464	897

See accompanying notes which are an integral part of this quarterly report.
36 Russell U.S. Small Cap Equity Fund

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Zeltiq Aesthetics, Inc.(Æ)(Ñ)	41,147	843	Unifi, Inc.(Æ)	100,119	2,322
		197,930	Universal Forest Products, Inc.	56,529	2,971
			USG Corp.(Æ)(Ñ)	33,820	1,035
Materials and Processing - 5.8%			Valspar Corp.	800	56
A Schulman, Inc.	20,932	711	Watsco, Inc.	12,400	1,173
AAON, Inc.	24,961	740			122,698
Aceto Corp.	38,606	823
Acuity Brands, Inc.	32,977	4,189	Producer Durables - 16.2%
Axiall Corp.	33,615	1,341	ABM Industries, Inc.	249,703	6,657
Belden, Inc.	11,200	725	Accuride Corp.(Æ)	473,387	1,804
Berry Plastics Group, Inc.(Æ)	110,428	2,463	Actuant Corp. Class A	78,222	2,677
Boise Cascade Co.(Æ)	5,300	162	Advanced Emissions Solutions, Inc.(Æ)	14,797	739
Cabot Corp.	258,731	12,592	Advisory Board Co. (The)(Æ)	57,337	3,630
Calgon Carbon Corp.(Æ)	208,750	4,240	Aerovironment, Inc.(Æ)	55,300	1,649
Carpenter Technology Corp.	43,917	2,552	AGCO Corp.	16,800	896
Clarcor, Inc.	61,997	3,436	Air Lease Corp. Class A	29,700	935
Comfort Systems USA, Inc.	94,175	1,605	Aircastle, Ltd.	72,592	1,371
Commercial Metals Co.	41,600	793	Alamo Group, Inc.	2,100	105
Compass Minerals International, Inc.	33,695	2,649	Albany International Corp. Class A	19,800	685
Crown Holdings, Inc.(Æ)	9,700	399	Altra Industrial Motion Corp.	46,150	1,447
Culp, Inc.	1,600	32	AO Smith Corp.	23,900	1,129
Gibraltar Industries, Inc.(Æ)	10,200	182	Argan, Inc.	31,249	888
Global Brass & Copper Holdings, Inc.	9,393	162	Arkansas Best Corp.	105,571	3,620
Greif, Inc. Class A	52,743	2,670	Ascent Capital Group, Inc. Class A(Æ)	1,878	134
Haynes International, Inc.	27,271	1,395	Astec Industries, Inc.	173,628	6,459
Hexcel Corp.(Æ)	30,402	1,267	Astronics Corp.(Æ)	14,304	866
Huntsman Corp.	4,500	99	Astronics Corp. Class B(Æ)(Ñ)	2,860	172
Innophos Holdings, Inc.	56,718	2,647	Atlas Air Worldwide Holdings, Inc.(Æ)	8,600	304
Innospec, Inc.	72,300	3,097	Barnes Group, Inc.	119,375	4,469
Insteel Industries, Inc.	43,699	814	Barrett Business Services, Inc.	60,985	4,782
Intrepid Potash, Inc.(Æ)(Ñ)	135,754	1,996	Blount International, Inc.(Æ)	255,050	3,270
Koppers Holdings, Inc.	120,613	4,764	Briggs & Stratton Corp.	152,456	3,212
Kraton Performance Polymers, Inc.(Æ)	26,900	673	Brink's Co. (The)	27,000	854
Kronos Worldwide, Inc.	239,351	3,705	Bristow Group, Inc.	102,576	7,364
LB Foster Co. Class A	9,570	412	CBIZ, Inc.(Æ)	551,156	4,740
Lennox International, Inc.	4,500	390	CDI Corp.	8,250	141
Materion Corp.	14,300	380	Ceco Environmental Corp.(Ñ)	43,814	681
Minerals Technologies, Inc.	86,075	4,448	Chart Industries, Inc.(Æ)	31,387	2,682
MRC Global, Inc.(Æ)	25,400	709	CIRCOR International, Inc.	5,200	375
Mueller Industries, Inc.(Ñ)	8,197	510	Columbus McKinnon Corp.(Æ)	12,600	311
Mueller Water Products, Inc. Class A	56,061	487	Commercial Vehicle Group, Inc.(Æ)	284,916	2,279
Myers Industries, Inc.	12,400	237	Control4 Corp.(Æ)(Ñ)	36,058	826
NewMarket Corp.	13,783	4,615	Convergys Corp.	103,800	2,114
Northwest Pipe Co.(Æ)	7,467	262	Corporate Executive Board Co. (The)	65,334	4,776
Olympic Steel, Inc.	10,800	299	CoStar Group, Inc.(Æ)	15,018	2,584
OM Group, Inc.(Æ)	216,151	6,990	CPI Aerostructures, Inc.(Æ)(Ñ)	73,835	1,023
Packaging Corp. of America	7,600	491	Deluxe Corp.	9,100	442
PGT, Inc.(Æ)	305,190	3,259	Dice Holdings, Inc.(Æ)	374,832	2,624
Quaker Chemical Corp.	14,800	1,023	Dycom Industries, Inc.(Æ)	4,700	131
Quanex Building Products Corp.	197,475	3,742	Echo Global Logistics, Inc.(Æ)	96,800	1,964
Reliance Steel & Aluminum Co.	3,600	252	EMCOR Group, Inc.	56,420	2,398
RTI International Metals, Inc.(Æ)	120,891	3,762	Encore Wire Corp.	4,800	245
Schnitzer Steel Industries, Inc. Class A	116,811	3,086	Engility Holdings, Inc.(Æ)	21,100	808
Sensient Technologies Corp.	58,830	2,878	Ennis, Inc.	22,125	320
Silgan Holdings, Inc.	53,800	2,466	EnPro Industries, Inc.(Æ)(Ñ)	68,625	4,978
Simpson Manufacturing Co., Inc.	106,170	3,461	Erickson Air-Crane, Inc.(Æ)(Ñ)	104,080	2,011
Steel Dynamics, Inc.	53,500	883	ESCO Technologies, Inc.	128,450	4,483
Stepan Co.	1,700	108	Exponent, Inc.	6,680	482
Stillwater Mining Co.(Æ)(Ñ)	293,817	3,685	Forward Air Corp.	85,138	3,792
Tronox, Ltd. Class A(Ñ)	154,039	3,383	Franklin Electric Co., Inc.	82,075	3,270

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 37

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Furmanite Corp.(Æ)(Ñ)	68,633	802	Quad/Graphics, Inc.(Ñ)	28,900	663
G&K Services, Inc. Class A	107,982	6,035	Quality Distribution, Inc.(Æ)	100,171	1,377
GATX Corp.	96,550	5,590	Raven Industries, Inc.	115,247	4,316
General Cable Corp.	170,434	4,862	Regal-Beloit Corp.	60,990	4,519
Genesee & Wyoming, Inc. Class A(Æ)	24,456	2,209	Resources Connection, Inc.	250,735	3,380
Global Power Equipment Group, Inc.	3,500	62	Roadrunner Transportation Systems, Inc.
Gorman-Rupp Co. (The)	19,900	633	(Æ)(Ñ)	144,600	3,796
GrafTech International, Ltd.(Æ)(Ñ)	494,276	5,066	Rush Enterprises, Inc. Class A(Æ)	133,450	3,689
Graham Corp.	20,041	716	Ryder System, Inc.	4,700	335
Granite Construction, Inc.	380,006	12,650	Scorpio Tankers, Inc.	63,133	631
Gulfmark Offshore, Inc. Class A	170,075	7,238	ServiceSource International, Inc.(Æ)	63,073	503
H&E Equipment Services, Inc.(Æ)	128,845	3,901	SkyWest, Inc.	27,800	362
Hardinge, Inc.	1,439	20	Spirit Airlines, Inc.(Æ)	22,899	1,074
Harsco Corp.	150,425	3,819	SunOpta, Inc.(Æ)	265,972	2,487
Hawaiian Holdings, Inc.(Æ)(Ñ)	81,240	825	Sykes Enterprises, Inc.(Æ)	252,760	5,298
Healthcare Services Group, Inc.	160,071	4,343	Teledyne Technologies, Inc.(Æ)	27,900	2,563
Heartland Express, Inc.	45,069	949	TeleTech Holdings, Inc.(Æ)	18,800	410
Heico Corp. Class A	54,901	2,138	Tennant Co.	4,431	284
HEICO Corp.	47,373	2,521	Thermon Group Holdings, Inc.(Æ)	123,954	3,357
Herman Miller, Inc.	95,801	2,685	Tidewater, Inc.	61,589	3,193
Houston Wire & Cable Co.	6,500	86	Titan International, Inc.(Ñ)	154,383	2,587
Hub Group, Inc. Class A(Æ)	108,388	4,493	Toro Co. (The)	78,975	5,004
Hurco Cos., Inc.	2,400	62	Trimas Corp.(Æ)	103,064	3,587
Huron Consulting Group, Inc.(Æ)	92,372	6,119	Tsakos Energy Navigation, Ltd.	194,155	1,320
Hyster-Yale Materials Handling, Inc.	4,100	352	Tutor Perini Corp.(Æ)	36,052	815
Icad, Inc.(Æ)	63,114	712	UniFirst Corp.	8,420	891
ICF International, Inc.(Æ)	11,545	389	United Rentals, Inc.(Æ)	65,885	5,333
Insperity, Inc.	7,872	260	United Stationers, Inc.	115,147	4,771
John Bean Technologies Corp.	29,798	920	UTi Worldwide, Inc.	130,457	2,043
Kadant, Inc.	35,185	1,264	VSE Corp.	1,500	66
Kaman Corp. Class A	56,100	2,174	Wabtec Corp.	74,516	5,500
Kelly Services, Inc. Class A(Æ)	8,500	204	WageWorks, Inc.(Æ)	96,044	5,973
Kforce, Inc.	42,630	773	Zebra Technologies Corp. Class A(Æ)	83,425	4,585
Knight Transportation, Inc.	426,214	9,100	Zygo Corp.(Æ)	90,817	1,274
Knoll, Inc.	161,750	2,685			341,440
Korn/Ferry International(Æ)	69,378	1,628
Layne Christensen Co.(Æ)	174,114	2,953	Technology - 14.5%
Lexmark International, Inc. Class A	47,300	1,854	Acacia Research Corp.(Ñ)	234,585	3,242
Lindsay Corp.(Ñ)	34,400	2,924	ACI Worldwide, Inc.(Æ)	17,600	1,067
Liquidity Services, Inc.(Æ)	33,000	784	Acxiom Corp.(Æ)	101,578	3,653
LMI Aerospace, Inc.(Æ)	24,213	334	Adept Technology, Inc.(Æ)(Ñ)	52,223	902
Manitowoc Co., Inc. (The)	11,975	341	ADTRAN, Inc.	162,603	4,128
Manpowergroup, Inc.	7,600	592	Aeroflex Holding Corp.(Æ)	18,576	128
Marten Transport, Ltd.	210,064	4,006	Allot Communications, Ltd.(Æ)(Ñ)	68,812	1,102
MasTec, Inc.(Æ)	105,532	3,793	Ambarella, Inc.(Æ)(Ñ)	25,303	810
Matson, Inc.	13,100	314	American Science & Engineering, Inc.	1,770	121
MAXIMUS, Inc.	124,096	5,258	American Software, Inc. Class A(Æ)	10,800	109
Measurement Specialties, Inc.(Æ)	18,279	1,008	Anixter International, Inc.	27,575	2,419
Middleby Corp.(Æ)	4,200	1,036	ARRIS Group, Inc.(Æ)	22,000	570
Modine Manufacturing Co.(Æ)	44,442	582	Aspen Technology, Inc.(Æ)	74,773	3,407
Nordson Corp.	3,800	263	Attunity, Ltd.(Æ)	51,682	521
Old Dominion Freight Line, Inc.(Æ)	78,016	4,232	Aviat Networks, Inc.(Æ)	38,276	73
On Assignment, Inc.(Æ)	94,265	2,798	Bel Fuse, Inc. Class B	8,176	157
Orbital Sciences Corp.(Æ)	91,636	2,241	Benchmark Electronics, Inc.(Æ)	89,821	2,042
Park-Ohio Holdings Corp.(Æ)	17,004	813	Brocade Communications Systems, Inc.(Æ)	26,600	248
PHH Corp.(Æ)	73,556	1,785	Brooks Automation, Inc.	372,860	3,785
Powell Industries, Inc.	62,132	3,816	CalAmp Corp.(Æ)	39,211	1,156
Power Solutions International, Inc.(Æ)	12,678	843	Calix, Inc.(Æ)	149,466	1,185
PRGX Global, Inc.(Æ)	8,100	54	Callidus Software, Inc.(Æ)	135,603	1,989
Proto Labs, Inc.(Æ)(Ñ)	49,741	3,947	Ceva, Inc.(Æ)	34,527	600

See accompanying notes which are an integral part of this quarterly report.
38 Russell U.S. Small Cap Equity Fund

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
ChannelAdvisor Corp.(Æ)	45,745	1,984	KEYW Holding Corp. (The)(Æ)	51,417	823
Checkpoint Systems, Inc.(Æ)	229,792	3,065	Kulicke & Soffa Industries, Inc.(Æ)	550,636	6,409
Clearfield, Inc.(Æ)	21,538	537	KVH Industries, Inc.(Æ)	4,649	61
Clicksoftware Technologies, Ltd.	73,548	641	Lattice Semiconductor Corp.(Æ)	198,661	1,148
Cohu, Inc.(Å)	174,578	1,809	Limelight Networks, Inc.(Æ)	18,400	35
CommVault Systems, Inc.(Æ)	12,700	877	Loral Space & Communications, Inc.(Æ)	45,200	3,361
Comtech Telecommunications Corp.	31,702	964	LTX-Credence Corp.(Æ)	513,973	4,394
Cornerstone OnDemand, Inc.(Æ)	37,169	2,120	Manhattan Associates, Inc.(Æ)	38,300	1,291
Covisint Corp.(Æ)(Ñ)	34,645	324	Marketo, Inc.(Æ)	83,800	3,431
CSG Systems International, Inc.	52,199	1,564	MaxLinear, Inc. Class A(Æ)	101,339	1,040
CTS Corp.	38,217	714	MeetMe, Inc.(Æ)(Ñ)	10,300	24
Cvent, Inc.(Æ)	49,783	1,902	Mentor Graphics Corp.	83,132	1,729
Daktronics, Inc.	120,769	1,764	Mercury Systems, Inc.(Æ)	180,699	1,933
Datawatch Corp.(Æ)	19,024	533	Methode Electronics, Inc.	24,754	833
Dealertrack Technologies, Inc.(Æ)	18,051	842	Micrel, Inc.	598,988	5,978
Demand Media, Inc.(Æ)	105,700	610	MICROS Systems, Inc.(Æ)(Ñ)	57,973	3,219
Demandware, Inc.(Æ)	51,399	3,273	MKS Instruments, Inc.	131,055	3,949
Diebold, Inc.	140,925	4,734	Monotype Imaging Holdings, Inc.	349,084	10,183
Digi International, Inc.(Æ)	32,500	335	MoSys, Inc.(Æ)	118,413	594
Digital River, Inc.(Æ)	67,275	1,183	NeoPhotonics Corp.(Æ)	110,556	811
Diodes, Inc.(Æ)	120,575	2,762	Newport Corp.(Æ)	29,781	540
Dot Hill Systems Corp.(Æ)	174,242	850	Nimble Storage, Inc.(Æ)(Ñ)	39,291	1,699
DSP Group, Inc.(Æ)	13,381	120	Oclaro, Inc.(Æ)	334,564	893
EarthLink Holdings Corp.	654,425	2,840	OmniVision Technologies, Inc.(Æ)	51,000	785
Echelon Corp.(Æ)	33,400	136	OpenTable, Inc.(Æ)(Ñ)	17,488	1,317
Electro Scientific Industries, Inc.	556,550	6,033	Oplink Communications, Inc.(Æ)	236,322	4,001
Electronic Arts, Inc.(Æ)	32,000	845	Park Electrochemical Corp.	44,816	1,352
Emcore Corp.(Æ)(Ñ)	105,874	516	Parkervision, Inc.(Æ)(Ñ)	80,936	372
Emulex Corp.(Æ)	178,547	1,314	PC Connection, Inc.	21,800	446
Entegris, Inc.(Æ)	216,563	2,278	PDF Solutions, Inc.(Æ)	161,982	3,839
Entropic Communications, Inc.(Æ)	72,500	302	Perficient, Inc.(Æ)	154,569	3,173
Envestnet, Inc.(Æ)	59,239	2,532	Pericom Semiconductor Corp.(Æ)	15,214	126
EPAM Systems, Inc.(Æ)	73,718	3,015	Photronics, Inc.(Æ)	957,509	7,947
ePlus, Inc.(Æ)	4,264	230	Plantronics, Inc.	19,000	816
Evolving Systems, Inc.	56,264	549	Plexus Corp.(Æ)	191,496	7,488
Extreme Networks, Inc.(Æ)	424,461	3,107	Polycom, Inc.(Æ)	496,370	5,922
Fabrinet(Æ)	233,172	4,307	Progress Software Corp.(Æ)	341,070	8,244
Fairchild Semiconductor International, Inc.			Proofpoint, Inc.(Æ)	225,840	9,142
Class A(Æ)	165,918	2,117	PROS Holdings, Inc.(Æ)	23,045	876
FEI Co.	15,500	1,453	PTC, Inc.(Æ)	41,500	1,481
Finisar Corp.(Æ)	43,612	1,034	QLogic Corp.(Æ)	103,900	1,202
FormFactor, Inc.(Æ)	382,451	2,463	Qualys, Inc.(Æ)	34,144	990
Gigamon, Inc.(Æ)	49,585	1,510	Quantum Corp.(Æ)	321,194	402
Global Eagle Entertainment, Inc.(Æ)	57,314	918	RADWARE, Ltd.(Æ)	67,081	1,135
Guidewire Software, Inc.(Æ)	75,269	3,553	Rocket Fuel, Inc.(Æ)(Ñ)	25,456	1,489
Harmonic, Inc.(Æ)	237,300	1,557	Rudolph Technologies, Inc.(Æ)	73,852	812
IAC/InterActiveCorp	39,000	2,732	Saba Software, Inc.(Æ)	222,295	2,890
ICG Group, Inc.(Æ)	62,390	1,185	ScanSource, Inc.(Æ)	9,500	357
iGATE Corp.(Æ)	16,451	555	SciQuest, Inc.(Æ)	29,379	777
II-VI, Inc.(Æ)	24,089	368	Seachange International, Inc.(Æ)	69,058	826
Imperva, Inc.(Æ)	55,261	3,039	ServiceNow, Inc.(Æ)	47,254	2,997
Infoblox, Inc.(Æ)	59,308	2,081	ShoreTel, Inc.(Æ)	344,462	2,652
Inphi Corp.(Æ)	50,597	581	Sigma Designs, Inc.(Æ)	30,900	145
Insight Enterprises, Inc.(Æ)	37,700	795	Silicon Graphics International Corp.(Æ)(Ñ)	167,350	2,177
Integrated Device Technology, Inc.(Æ)	159,358	1,538	Silicon Image, Inc.(Æ)	55,508	310
Interactive Intelligence Group, Inc.(Æ)	8,047	611	Skyworks Solutions, Inc.(Æ)	42,100	1,274
InterDigital, Inc.	47,100	1,354	Sonus Networks, Inc.(Æ)	265,700	797
Intersil Corp. Class A	393,950	4,467	Spansion, Inc. Class A(Æ)	187,212	2,808
IntraLinks Holdings, Inc.(Æ)	74,392	787	Splunk, Inc.(Æ)	46,187	3,558
Kemet Corp.(Æ)	24,200	134	SPS Commerce, Inc.(Æ)	85,370	5,517

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 39

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$ or Shares				$
Super Micro Computer, Inc.(Æ)	114,238	2,349	Southwest Gas Corp.	500		27
SYNNEX Corp.(Æ)	24,650	1,384	UIL Holdings Corp.	136,385		5,274
Synopsys, Inc.(Æ)	14,700	586	Unitil Corp.	3,791		115
Syntel, Inc.(Æ)	12,400	1,045	Vonage Holdings Corp.(Æ)	205,170		946
Tableau Software, Inc. Class A(Æ)	19,298	1,560	West Corp.	1,000		23
TeleCommunication Systems, Inc. Class			WGL Holdings, Inc.	26,563		1,004
A(Æ)	600	1	Windstream Holdings, Inc.(Ñ)	69,000		516
TeleNav, Inc.(Æ)	55,061	358	York Water Co.	1,700		35
Tessera Technologies, Inc.	285,626	5,670				90,134
Trulia, Inc.(Æ)(Ñ)	39,677	1,370
Ultimate Software Group, Inc.(Æ)	23,134	3,776	Total Common Stocks
Unisys Corp.(Æ)	19,600	672	(cost $1,754,786)			1,971,662
Unwired Planet, Inc.(Æ)(Ñ)	8,300	14
VeriFone Systems, Inc.(Æ)	141,541	4,106	Warrants & Rights - 0.0%
Vishay Intertechnology, Inc.	476,051	6,465	Magnum Hunter Resources Corp.(Æ)
Workday, Inc. Class A(Æ)	8,300	743	2015 Warrant	26,846		—
Zhone Technologies, Inc.(Æ)	29,137	120	Total Warrants & Rights
		304,796	(cost $—)			—

Utilities - 4.3%			Short-Term Investments - 5.5%
ALLETE, Inc.	7,100	355
American States Water Co.	194,569	5,526	Russell U.S. Cash Management Fund	115,360,333	(∞)	115,360
Artesian Resources Corp. Class A	1,800	41	Total Short-Term Investments
Avista Corp.	84,925	2,448	(cost $115,360)			115,360
Black Hills Corp.	61,550	3,375
Boingo Wireless, Inc.(Æ)	163,400	989	Other Securities - 8.7%
California Water Service Group	116,492	2,713
Cbeyond, Inc.(Æ)	48,079	349	Russell U.S. Cash Collateral Fund(×)	182,833,414	(∞)	182,833
Chesapeake Utilities Corp.	1,083	64	Total Other Securities
Cleco Corp.	132,775	6,487	(cost $182,833)			182,833
Connecticut Water Service, Inc.	6,600	222
Consolidated Water Co., Ltd.	2,700	35	Total Investments 107.9%
El Paso Electric Co.	97,050	3,536	(identified cost $2,052,979)			2,269,855
Empire District Electric Co.	43,904	1,008
Energen Corp.	5,000	354	Other Assets and Liabilities,
Fairpoint Communications, Inc.(Æ)(Ñ)	158,200	2,027	Net - (7.9%)			(165,233)
Frontier Communications Corp.(Ñ)	60,100	282
Genesis Energy, LP(Ñ)	71,696	3,945	Net Assets - 100.0%			2,104,622
Gogo, Inc.(Æ)(Ñ)	25,936	529
Hawaiian Electric Industries, Inc.(Ñ)	143,480	3,733
IDT Corp. Class B	15,000	255
Inteliquent, Inc.	27,700	321
j2 Global, Inc.(Ñ)	137,930	6,255
Laclede Group, Inc. (The)	71,992	3,304
Magellan Petroleum Corp.(Æ)	1,361,016	1,470
magicJack VocalTec, Ltd.(Æ)(Ñ)	20,700	301
MGE Energy, Inc.	5,295	301
Northwest Natural Gas Co.(Ñ)	81,595	3,391
NorthWestern Corp.	125,000	5,651
NRG Yield, Inc. Class A	98,546	3,837
NTELOS Holdings Corp.	5,000	82
Orbcomm, Inc.(Æ)	106,787	737
Phillips 66 Partners, LP	98,357	3,681
Piedmont Natural Gas Co., Inc.(Ñ)	68,105	2,249
Pike Electric Corp.(Æ)	35,813	377
Pinnacle West Capital Corp.	6,400	337
PNM Resources, Inc.	36,600	902
Portland General Electric Co.	138,770	4,188
Premiere Global Services, Inc.(Æ)	459,702	5,011
Pure Cycle Corp.(Æ)(Ñ)	245,374	1,526

See accompanying notes which are an integral part of this quarterly report.
40 Russell U.S. Small Cap Equity Fund

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal		Cost per		Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)		Unit		(000)	(000)
Securities	Date	or Shares		$ $			$
0.1%
Cohu, Inc.	03/11/08	174,578		11.21		1,958	1,809
							1,809
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of	Notional		Expiration		(Depreciation)
		Contracts	Amount		Date		$

Long Positions
Russell 2000 Mini Index Futures (CME)		1,115	USD	125,805	03/14		(3,449)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(3,449)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3				Total
Common Stocks
Consumer Discretionary	$298,037	$—			$—		$298,037
Consumer Staples	74,155	—			—		74,155
Energy	123,825	—			—		123,825
Financial Services	418,647	—			—		418,647
Health Care	197,930	—			—		197,930
Materials and Processing	122,698	—			—		122,698
Producer Durables	341,440	—			—		341,440
Technology	304,796	—			—		304,796
Utilities	90,134	—			—		90,134
Short-Term Investments	—	115,360			—		115,360
Warrants & Rights	—	—			—		—
Other Securities	—	182,833			—		182,833
Total Investments	1,971,662	298,193			—		2,269,855

Other Financial Instruments
Futures Contracts	(3,449)	—			—		(3,449)
Total Other Financial Instruments*	$(3,449)	$—			$—		$(3,449)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 41

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$

Common Stocks - 90.5%			KBC Groep NV(Æ)	94,265	5,575
Australia - 1.9%					23,018

AMP, Ltd.	53,279	199	Bermuda - 1.1%
Arrium, Ltd.	812,700	1,106
ASX, Ltd. - ADR	17,166	535	African Minerals, Ltd.(Æ)(Ñ)	593,307	1,639
Aurizon Holdings, Ltd.	53,493	230	Catlin Group, Ltd.	45,745	397
Australia & New Zealand Banking			Cheung Kong Infrastructure Holdings,
Group, Ltd. - ADR	146,404	3,860	Ltd.	54,000	317
Bendigo and Adelaide Bank, Ltd.	234,283	2,378	Credicorp, Ltd.	26,510	3,497
BGP Holdings PLC(Æ)(Þ)	559,805	—	Emperor Entertainment Hotel, Ltd.	2,125,000	1,188
BHP Billiton, Ltd. - ADR(Ñ)	250,844	10,357	Emperor International Holdings	5,430,000	1,427
CFS Retail Property Trust Group(ö)	212,679	361	Great Eagle Holdings, Ltd.	96,000	315
Challenger, Ltd.	370,800	1,947	Hongkong Land Holdings, Ltd.	18,000	108
Commonwealth Bank of Australia - ADR	76,938	4,998	Jardine Strategic Holdings, Ltd.	19,500	634
Commonwealth Property Office Fund(ö)	248,850	268	Johnson Electric Holdings, Ltd.	1,274,500	1,139
Computershare, Ltd.	45,224	442	Li & Fung, Ltd.	6,319,164	8,790
CSL, Ltd.	217,761	13,390	NWS Holdings, Ltd.	96,500	140
Dexus Property Group(ö)	392,818	342	PartnerRe, Ltd. - ADR	66,175	6,496
Downer EDI, Ltd.	126,300	545	RenaissanceRe Holdings, Ltd.	72,175	6,547
Evolution Mining, Ltd.	1,044,900	585	Seadrill, Ltd.(Ñ)	197,670	7,072
Flight Centre, Ltd.	56,372	2,342	Soundwill Holdings, Ltd.	302,000	537
Insurance Australia Group, Ltd.	507,349	2,438	Yue Yuen Industrial Holdings, Ltd.	2,143,300	6,626
Metcash, Ltd.	129,873	343			46,869
Mount Gibson Iron, Ltd.	281,300	258
National Australia Bank, Ltd. - ADR	170,589	4,964	Brazil - 0.7%
Newcrest Mining, Ltd.	39,664	335	BM&FBovespa SA	775,115	3,080
NRW Holdings, Ltd.	105,000	115	Brookfield Incorporacoes SA(Æ)	3,068,900	1,679
Orica, Ltd.	46,178	950	Cielo SA	119,200	3,173
Perseus Mining, Ltd.(Æ)(Ñ)	1,476,200	497	Embraer SA - ADR(Ñ)	375,800	11,533
Programmed Maintenance Services, Ltd.	384,584	1,037	Itau Unibanco Holding SA - ADR	381,076	4,664
RCR Tomlinson, Ltd.(Ñ)	593,852	1,595	Kroton Educacional SA	288,216	4,405
REA Group, Ltd.	8,236	293			28,534
Seek, Ltd.	64,904	705
Stockland(ö)	96,535	307
Suncorp Group, Ltd.	283,663	3,024	Canada - 3.8%
Tassal Group, Ltd.	503,358	1,454	Aecon Group, Inc.(Ñ)	115,900	1,611
Telstra Corp., Ltd.	339,388	1,527	Agrium, Inc.	900	78
Transfield Services, Ltd.	300,400	209	Aimia, Inc.	17,600	305
Wesfarmers, Ltd.	122,883	4,517	Air Canada Class A(Æ)(Ñ)	233,685	1,632
Westfield Group(ö)	126,838	1,132	Alimentation Couche Tard, Inc. Class B	29,700	2,191
Westfield Retail Trust(ö)	115,525	305	Atco, Ltd. Class I	24,400	1,092
Westpac Banking Corp.	117,472	3,174	Atrium Innovations, Inc.(Æ)	29,500	635
Woodside Petroleum, Ltd.	46,218	1,512	Bank of Montreal(Ñ)	26,700	1,632
Woolworths, Ltd.	171,442	5,112	Bank of Nova Scotia(Ñ)	54,400	2,984
		79,688	Bankers Petroleum, Ltd.(Æ)	60,800	234
			Barrick Gold Corp.	537,000	10,353

Austria - 0.4%			Boardwalk Real Estate Investment
			Trust(ö)	27,900	1,465
CA Immobilien Anlagen AG(Æ)	98,674	1,717	Brookfield Asset Management, Inc.
Erste Group Bank AG	444,801	16,200	Class A(Æ)(Ñ)	236,996	8,994
		17,917	Brookfield Asset Management, Inc.
			Class A(Ñ)	34,100	1,295
Belgium - 0.5%			BRP, Inc.	25,200	634
Ackermans & van Haaren NV	3,320	359	CAE, Inc.	47,800	606
Ageas(Æ)	12,778	—	Canadian Imperial Bank of Commerce(Þ)	23,700	1,842
AGFA-Gevaert NV(Æ)	580,603	1,715	Canadian National Railway Co.(Æ)(Þ)	253,137	13,543
Anheuser-Busch InBev NV	55,567	5,325	Canadian National Railway Co.	55,000	2,944
Belgacom SA(Ñ)	291,298	8,325	Canadian Pacific Railway, Ltd.	42,336	6,414
Groupe Bruxelles Lambert SA	19,016	1,719	Canadian Tire Corp., Ltd. Class A(Ñ)	14,300	1,221
			Canam Group, Inc.	138,900	1,712

See accompanying notes which are an integral part of this quarterly report.
42 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Canfor Corp.	76,900	1,980	Western Forest Products, Inc.(Ñ)	509,000	1,065
Cascades, Inc.	260,740	1,606			161,241
Celestica, Inc.(Æ)	180,800	1,794
CGI Group, Inc. Class A(Æ)	33,100	1,016	Cayman Islands - 1.4%
Choice Properties REIT Class Trust
Unit(ö)	174,700	1,636	21Vianet Group, Inc. - ADR(Æ)	79,431	1,793
CI Financial Corp.	14,400	450	Baidu, Inc. - ADR(Æ)	47,200	7,387
Constellation Software, Inc.(Þ)	4,500	967	Chaoda Modern Agriculture Holdings,
Crescent Point Energy Corp.	24,900	861	Ltd.(Å)(Æ)	12,120,000	702
Dollarama, Inc.	83,465	6,295	CIMC Enric Holdings, Ltd.	1,560,000	2,508
Empire Co., Ltd. Class A	17,300	1,104	Dongyue Group	7,505,200	2,658
Ensign Energy Services, Inc.	71,500	1,056	Melco Crown Entertainment, Ltd.
Equitable Group, Inc.	18,700	802	- ADR(Æ)	88,216	3,616
Essential Energy Services, Ltd.(Þ)	719,533	1,609	MGM China Holdings, Ltd.	1,858,000	7,347
Fairfax Financial Holdings, Ltd.	1,400	539	NagaCorp, Ltd.	2,686,153	2,564
Genworth MI Canada, Inc.	99,500	2,976	New Oriental Education & Technology
Gibson Energy, Inc.	68,500	1,666	Group, Inc. - ADR	209,530	6,147
Gluskin Sheff + Associates, Inc.	64,800	1,665	SA SA International Holdings, Ltd.	1,300,000	1,244
Great Canadian Gaming Corp.(Æ)	120,605	1,500	SITC International Holdings Co., Ltd.	1,636,000	727
Great-West Lifeco, Inc. Class Common			Tencent Holdings, Ltd.	246,596	17,263
Subscription Receipt(Þ)	12,900	367	Vipshop Holdings, Ltd. - ADR(Æ)	33,580	3,529
Husky Energy, Inc.	73,100	2,172			57,485
IGM Financial, Inc.	9,700	470
Intact Financial Corp. Class Common			China - 0.2%
Subscription Receipt	71,837	4,373	Huaneng Power International, Inc.
Ithaca Energy, Inc.(Æ)(Þ)	84,100	192	Class H	2,805,300	2,609
Keyera Corp.(Ñ)	6,600	391	Shanghai Electric Group Co., Ltd. Class
Kinross Gold Corp.	651,300	2,983	H(Ñ)	16,040,000	5,123
Magna International, Inc. Class A	32,300	2,743			7,732
Methanex Corp.	18,454	1,106

Milestone Apartments Real Estate			Denmark - 1.8%
Investment Trust Class Trust Unit(ö)	45,800	401
Morguard Corp.	8,000	900	Christian Hansen Holding A/S	93,338	3,605
Morguard North American Residential			Coloplast A/S Class B	135,519	10,168
Real Estate Investment Trust Class			Danske Bank A/S(Æ)	975,869	22,014
Trust Unit(ö)	31,100	271	Dfds A/S	21,190	1,605
National Bank of Canada(Ñ)	12,500	936	GN Store Nord A/S	317,880	7,539
Nevsun Resources, Ltd.	445,400	1,636	Matas A/S(Æ)	33,265	899
Pacific Rubiales Energy Corp.	149,105	2,267	Novo Nordisk A/S Class B	31,410	1,243
Potash Corp. of Saskatchewan, Inc.	23,000	721	Pandora A/S	79,588	4,556
Power Corp. of Canada(Ñ)	30,200	820	Rockwool International A/S Class B	1,037	188
Power Financial Corp.	10,200	314	Schouw & Co.	13,573	596
Quebecor, Inc. Class B	3,800	81	TDC A/S	2,066,070	19,419
RioCan Real Estate Investment Trust(Ñ)			Topdanmark A/S(Æ)	29,242	773
(ö)	36,200	805	Tryg A/S	10,979	1,048
Rogers Communications, Inc. Class B	5,200	219			73,653
Royal Bank of Canada - GDR	97,100	6,010
Savanna Energy Services Corp.	98,200	695	Finland - 0.4%
ShawCor, Ltd.	46,700	1,705	Caverion Corp.(Æ)	63,950	623
Shoppers Drug Mart Corp.	90,167	4,752	Finnair OYJ	151,294	567
Suncor Energy, Inc.	261,200	8,577	Fortum OYJ	47,971	1,032
Toronto Dominion Bank	61,200	5,293	Lassila & Tikanoja OYJ(Æ)	13,389	266
TransCanada Corp.	700	30	Orion OYJ Class B	57,921	1,514
Transcontinental, Inc. Class A - ADR	137,500	1,732	Sampo Class A	239,820	11,142
TransGlobe Energy Corp.(Æ)	94,700	688			15,144
Trinidad Drilling, Ltd.	313,864	2,607
Uni-Select, Inc. Class Common
Subscription Receipt	43,500	1,093	France - 8.0%
Valeant Pharmaceuticals International,			Air Liquide SA Class A	97,425	12,246
Inc.(Æ)	58,523	7,938	AXA SA	163,000	4,287
Vermilion Energy, Inc.(Ñ)	35,400	1,949	BNP Paribas SA	230,722	17,877

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 43

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Boiron SA	17,861	1,265	Deutsche Beteiligungs AG	18,640	557
Bollore SA	848	458	Deutsche Boerse AG	350,563	26,992
Bongrain SA	3,595	291	Deutsche Post AG	185,055	6,407
Caisse Regionale de Credit Agricole			Deutsche Telekom AG	121,822	1,972
Mutuel Nord de France	26,647	563	Deutz AG(Æ)	4,300	43
Capital Gemini SA	422,257	28,800	E.ON SE	371,900	6,756
Casino Guichard Perrachon SA(Æ)	144,583	14,927	Freenet AG	46,366	1,416
Cegid Group	27,804	1,009	Gerresheimer AG - GDR	27,807	1,870
Christian Dior SA	1,194	219	Hannover Rueck SE	33,812	2,686
Ciments Francais SA	15,380	1,216	Henkel AG & Co. KGaA	32,355	3,149
Credit Agricole SA	602,418	8,114	Koenig & Bauer AG	4,516	76
Danone SA	338,472	22,371	Leoni AG	13,561	1,053
Dassault Systemes SA	36,850	4,369	Linde AG	76,236	14,446
Edenred	87,904	2,457	Merck KGaA	102,778	15,962
GDF Suez	249,325	5,510	MTU Aero Engines AG	26,551	2,358
GDF Suez(Æ)	55,671	—	Muenchener Rueckversicherungs AG	42,993	8,880
Groupe Steria SCA	81,133	1,641	Nordex SE(Æ)	10,316	138
Iliad SA	1,449	332	OSRAM Licht AG(Æ)	24,378	1,428
Ingenico(Ñ)	25,336	2,176	ProSiebenSat.1 Media AG	109,253	4,905
Ipsen SA	13,514	567	Rational AG	7,446	2,293
JCDecaux SA	82,903	3,539	Rheinmetall AG	9,590	615
Kering	4,460	891	SAP AG - ADR	142,994	10,927
Lagardere SCA	134,856	4,766	Siemens AG(Ñ)	182,548	23,133
Legrand SA - ADR	158,235	8,405	Suedzucker AG	61,058	1,524
LVMH Moet Hennessy Louis Vuitton			Symrise AG	4,700	214
SA - ADR	72,861	12,986	TUI AG(Æ)(Ñ)	93,071	1,588
Metropole Television SA	44,304	961	Volkswagen AG	53,235	12,949
Natixis	558,319	3,287			270,164
Norbert Dentressangle SA	5,542	768
Pernod Ricard SA	110,644	11,884	Hong Kong - 1.6%
Publicis Groupe SA - ADR	93,468	8,292
Rallye SA	65,821	2,583	AIA Group, Ltd.	5,780,314	26,617
Safran SA	88,310	6,284	Cheung Kong Holdings, Ltd.	72,000	1,066
Sanofi - ADR	453,368	44,514	China Mobile, Ltd.	1,657,000	15,804
Schneider Electric SA	364,302	29,426	China Unicom Hong Kong, Ltd.	3,234,617	4,258
SCOR SE - ADR	30,306	983	CLP Holdings, Ltd.	251,500	1,898
Societe BIC SA	22,956	2,644	CSI Properties, Ltd.	14,160,000	529
Technip SA	31,833	2,716	Far East Consortium International, Ltd.	4,337,000	1,598
Thales SA	50,666	3,302	Galaxy Entertainment Group, Ltd.(Æ)	460,875	4,529
Total SA	479,246	27,367	Guangdong Investment, Ltd.	2,186,800	2,028
Valeo SA	12,929	1,445	Hang Lung Group, Ltd.	462	2
Vallourec SA	197,375	9,861	Hang Seng Bank, Ltd.	151,100	2,365
Vinci SA	187,267	12,266	Hong Kong & China Gas Co., Ltd.	968	2
Vivendi SA - ADR	155,547	4,183	Hong Kong Exchanges and Clearing,
			Ltd.	47,254	742
		334,048	Hopewell Holdings, Ltd.	25,500	89
			Hysan Development Co., Ltd.	42,000	166
Germany - 6.4%			Kowloon Development Co., Ltd.	199,000	231
Aareal Bank AG(Æ)	31,020	1,144	Link REIT (The)(ö)	178,500	807
Adidas AG	85,783	9,590	Power Assets Holdings, Ltd.	98,000	736
Aurelius AG	102,987	3,882	Regal Real Estate Investment Trust(ö)	853,000	229
Axel Springer SE Class A	11,217	718	SJM Holdings, Ltd.	376,000	1,174
BASF SE	32,163	3,450	Sun Hung Kai Properties, Ltd.	36,000	440
Bayer AG	237,296	31,329	Swire Pacific, Ltd. Class A	49,321	532
Bayerische Motoren Werke AG	105,273	11,475	Swire Properties, Ltd.	77,600	200
Beiersdorf AG(Æ)	104,912	10,391	Techtronic Industries Co.	1,058,452	2,733
Brenntag AG	36,054	6,224	Television Broadcasts, Ltd.	34	—
Commerzbank AG(Æ)	172,919	2,944	Wharf Holdings, Ltd.	19,000	130
Continental AG	49,400	10,644	Wheelock & Co., Ltd.	68	—
Daimler AG	251,200	21,049
Deutsche Bank AG	61,700	2,987

See accompanying notes which are an integral part of this quarterly report.
44 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Wing Hang Bank, Ltd.	22,500	321	Recordati SpA	92,960	1,456
		69,226	Saipem SpA - ADR	157,570	3,698
			Snam Rete Gas SpA	2,324,045	12,757
India - 0.7%			Telecom Italia SpA	7,074,575	7,872
			Terna Rete Elettrica Nazionale SpA	700,094	3,401
Housing Development Finance Corp.	452,040	5,833	Tod's SpA	853	116
ICICI Bank, Ltd.	228,492	3,602
Reliance Industries, Ltd.	407,853	5,410			78,761
Tata Motors, Ltd. - ADR	476,877	13,281
		28,126	Japan - 14.0%
			Aichi Bank, Ltd. (The)	1,300	62
Indonesia - 0.2%			Alfresa Holdings Corp.	23,200	1,331
			Alpine Electronics, Inc.	124,300	1,764
Bank Rakyat Indonesia	7,819,100	5,331	Amada Co., Ltd.	1,871,000	15,401
Telekomunikasi Indonesia Persero Tbk			Amano Corp.	89,800	947
PT	10,905,000	2,032	Asahi Kasei Corp.	112,000	861
		7,363	Astellas Pharma, Inc.	121,800	7,627
			Bank of Yokohama, Ltd. (The)	89,000	454
Ireland - 0.9%			Benesse Holdings, Inc.	214,900	8,508
Covidien PLC	55,665	3,798	Bridgestone Corp.	96,900	3,541
CRH PLC	615,700	15,901	Brother Industries, Ltd.	6,000	77
DCC PLC	148,278	6,740	Calbee, Inc.	106,912	2,487
Eaton Corp. PLC	82,500	6,030	Canon Electronics, Inc.	14,200	273
Jazz Pharmaceuticals PLC(Æ)	13,228	2,006	Canon, Inc.	461,600	13,581
Ryanair Holdings PLC - ADR(Æ)	75,676	3,576	Cawachi, Ltd.	11,500	220
Smurfit Kappa Group PLC	33,319	782	Central Japan Railway Co.	13,000	1,440
Total Produce PLC	274,640	330	Chiba Bank, Ltd. (The)	92,000	591
		39,163	Chudenko Corp.	16,300	293
			Chugai Pharmaceutical Co., Ltd.	21,500	493

Isle of Man - 0.0%			CKD Corp.	31,600	325
			Coca-Cola West Co., Ltd.	34,000	672
Playtech PLC	73,496	833	Daicel Chemical Industries, Ltd.	91,000	738
			Daihatsu Motor Co., Ltd.	6,000	95
Israel - 0.6%			Dai-ichi Life Insurance Co., Ltd. (The)	500,225	7,633
Caesarstone Sdot-Yam, Ltd.	51,610	2,339	Daikin Industries, Ltd.	150,000	8,744
Check Point Software Technologies, Ltd.			Dainippon Sumitomo Pharma Co., Ltd.	142,077	2,456
(Æ)	164,444	10,760	Daito Trust Construction Co., Ltd.	3,700	353
Israel Discount Bank, Ltd. Class A(Æ)	1,029,600	1,777	Daiwa Industries, Ltd.	29,000	194
Teva Pharmaceutical Industries, Ltd.			Denso Corp.	544,128	28,434
- ADR	274,800	12,264	DIC Corp.	618,000	1,790
		27,140	Digital Garage, Inc.(Ñ)	161,295	4,360
			DMG Mori Seiki Co., Ltd.	99,637	1,772
Italy - 1.9%			Doutor Nichires Holdings Co., Ltd.	100,700	1,738
			DTS Corp.	81,500	1,547
ACEA SpA	143,969	1,587	East Japan Railway Co.	17,500	1,307
ASTM SpA	84,516	1,270	Elecom Co., Ltd. Class REIT	11,400	165
Banca IFIS SpA	97,564	1,590	F@N Communications, Inc.	27,008	1,110
Banco Popolare SC(Æ)	167,600	288	FANUC Corp.	44,800	7,353
Beni Stabili SpA(ö)	1,039,300	771	Fast Retailing Co., Ltd.	1,600	597
Cementir Holding SpA	86,196	516	Fuji Heavy Industries, Ltd.	354,400	9,875
Danieli & C Officine Meccaniche SpA	53,806	1,217	Fuji Soft, Inc.	72,400	1,696
Enel SpA	1,529,125	6,987	Fujishoji Co., Ltd.	52,400	660
ENI SpA - ADR	1,059,115	24,069	Fujitsu General, Ltd.	22,000	263
Immobiliare Grande Distribuzione(ö)	448,810	593	Fukuda Denshi Co., Ltd.	17,800	760
Intesa Sanpaolo SpA	1,217,500	3,300	Fuyo General Lease Co., Ltd.	43,200	1,518
Iren SpA - ADR	492,326	698	Geo Holdings Corp.	177,200	1,688
Italcementi SpA	101,977	523	Gunma Bank, Ltd.	83,000	446
Italmobiliare SpA(Æ)	42,583	919	Hachijuni Bank, Ltd. (The)	480,000	2,687
Italmobiliare SpA	6,695	251	Hakuhodo DY Holdings, Inc.	117,800	964
Moncler SpA(Æ)	176,987	3,370	Hankyu Hanshin Holdings, Inc.	81,000	414
Parmalat SpA	454,177	1,512	Honda Motor Co., Ltd.	802,870	30,592

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 45

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Hoya Corp.	519,000	14,442	Nippon Paper Industries Co., Ltd.(Ñ)	21,300	388
Hulic Co., Ltd.	418,564	5,379	Nippon Road Co., Ltd. (The)	61,000	327
Hyakugo Bank, Ltd. (The)	16,000	65	Nippon Shinyaku Co., Ltd.	11,000	216
Inpex Corp.	568,500	6,788	Nippon Signal Co., Ltd. (The)	148,700	1,319
IT Holdings Corp.	118,200	1,973	Nippon Telegraph & Telephone Corp.	38,500	2,096
ITOCHU Corp.	1,226,400	15,184	Nisshin Steel Holdings Co., Ltd.	65,500	705
Itochu Techno-Solutions Corp.(Ñ)	93,800	3,902	Nitori Holdings Co., Ltd.	62,400	6,089
Iyo Bank, Ltd. (The)	37,000	350	Nitto Kogyo Corp.	23,600	412
Izumi Co., Ltd.	53,400	1,633	NKSJ Holdings, Inc.	371,700	9,863
Japan Digital Laboratory Co., Ltd.	66,300	996	Noevir Holdings Co., Ltd.	48,500	895
Japan Tobacco, Inc.	184,800	5,783	NS Solutions Corp.	4,900	126
Jeol, Ltd.	50,000	235	NSD Co., Ltd.	14,200	196
JGC Corp.	30,000	1,149	NTT Data Corp.	20,800	747
JSR Corp.	5,400	98	NTT DOCOMO, Inc.	901,025	14,666
Kakaku.com, Inc.	130,187	2,499	Okasan Securities Group, Inc.	183,000	1,734
Kamei Corp.	26,800	203	Ono Pharmaceutical Co., Ltd.	19,498	1,704
Kamigumi Co., Ltd.	10,000	90	ORIX Corp.	775,100	12,062
Kanamoto Co., Ltd.	145,604	3,809	Otsuka Corp.	3,500	418
Kao Corp.	173,000	5,545	Otsuka Holdings Co., Ltd.	64,000	1,971
Kato Works Co., Ltd.	27,000	161	Plenus Co., Ltd.	7,200	169
Kawasaki Kisen Kaisha, Ltd.	713,000	1,696	Rakuten, Inc.	325,000	5,357
KDDI Corp.	155,100	8,661	Rinnai Corp.	1,600	125
Keihan Electric Railway Co., Ltd.	21,000	80	Rohto Pharmaceutical Co., Ltd.	59,600	961
Keyence Corp.	26,800	11,151	Round One Corp.	204,000	1,905
Kinden Corp.	61,000	602	Ryoden Trading Co., Ltd.	40,000	285
Kissei Pharmaceutical Co., Ltd.	69,900	1,671	Ryosan Co., Ltd.	9,400	198
Komori Corp.	16,200	257	San-A Co., Ltd. Class A	42,700	1,214
Konishi Co., Ltd.	10,000	190	Sanki Engineering Co., Ltd.	181,000	1,120
Koshidaka Holdings Co., Ltd.	7,400	221	Sankyo Co., Ltd.	90,000	4,294
Kura Corp.	8,600	144	SCSK Corp.	4,300	120
Kurita Water Industries, Ltd.	8,000	172	Secom Co., Ltd.	288,100	16,440
Kuroda Electric Co., Ltd.(Ñ)	110,600	1,709	Seiko Epson Corp.	59,500	1,573
Kyocera Corp.	125,500	5,713	Seino Holdings Co., Ltd.	246,267	2,357
Kyudenko Corp.	216,000	1,715	Sekisui House, Ltd.	5,000	70
Lawson, Inc.	143,000	10,469	Seven & I Holdings Co., Ltd.	63,500	2,549
M3, Inc.	1,083	3,207	Shimamura Co., Ltd.	12,400	1,104
Mabuchi Motor Co., Ltd.	342,200	19,895	Shin-Etsu Chemical Co., Ltd.	392,825	22,158
Maeda Road Construction Co., Ltd.	89,000	1,470	Shinko Shoji Co., Ltd.	91,400	812
Makita Corp.	51,700	2,727	Shionogi & Co., Ltd.	51,800	1,074
McDonald's Holdings Co. Japan, Ltd.	5,700	150	Shiseido Co., Ltd.	318,700	5,106
Medipal Holdings Corp.	58,300	857	SKY Perfect JSAT Holdings, Inc.	330,800	1,713
Melco Holdings, Inc.	61,900	1,024	SMC Corp.	43,700	11,131
MID Reit, Inc. Class A(ö)	747	1,710	SoftBank Corp.	90,488	6,698
Misawa Homes Co., Ltd.	58,100	823	Start Today Co., Ltd.	68,500	1,535
MISUMI Group, Inc.	159,500	4,635	Sugi Holdings Co., Ltd. - GDR	89,603	3,600
Mitsubishi Tanabe Pharma Corp.	19,500	288	Sumitomo Corp.	1,013,000	12,790
Mitsubishi UFJ Financial Group, Inc.	1,012,700	6,175	Sumitomo Mitsui Financial Group, Inc.	434,600	20,520
Mitsui High-Tec, Inc.	8,500	57	Sumitomo Mitsui Trust Holdings, Inc.	576,000	2,791
Mochida Pharmaceutical Co., Ltd.	14,300	833	Suzuken Co., Ltd.	33,700	1,174
MS&AD Insurance Group Holdings	231,000	5,453	Systena Corp.	43,400	319
Nagoya Railroad Co., Ltd.	68,000	204	Taihei Dengyo Kaisha, Ltd.	35,000	224
Namco Bandai Holdings, Inc.	68,300	1,558	Takara Leben Co., Ltd.	290,400	947
Namura Shipbuilding Co., Ltd.	13,100	183	Takeda Pharmaceutical Co., Ltd.	29,900	1,403
NEC Networks & System Integration			Takuma Co., Ltd.	187,000	1,708
Corp.	15,600	366	Tama Home Co., Ltd.	34,400	310
Nichiha Corp.	36,700	508	Tecmo Koei Holdings Co., Ltd.	19,500	239
NIFTY Corp.	9,800	126	T-Gaia Corp.	10,400	129
Nintendo Co., Ltd.	31,000	3,687	Toho Co., Ltd.	50,000	1,040
Nippo Corp.	101,000	1,592	Tokai Tokyo Financial Holdings, Inc.	907,717	8,111
Nippon Building Fund, Inc.(ö)	16	91	Token Corp.	18,740	874
Nippon Flour Mills Co., Ltd.	323,000	1,625	Tokio Marine Holdings, Inc.	144,922	4,304

See accompanying notes which are an integral part of this quarterly report.
46 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Tokyo Tatemono Co., Ltd.	424,964	4,035	ASML Holding NV Class G	19,784	1,680
TonenGeneral Sekiyu KK	5,000	44	BE Semiconductor Industries NV	40,316	470
Toppan Forms Co., Ltd.	82,400	721	CNH Industrial NV(Æ)	561,300	5,905
Tosoh Corp.	392,000	1,704	Delta Lloyd NV	778,431	20,037
Toyo Suisan Kaisha, Ltd.	29,000	920	Heineken NV	191,963	11,718
Toyo Tire & Rubber Co., Ltd.	304,000	1,741	ING Groep NV(Æ)	3,392,586	45,024
Toyota Motor Corp.	53,800	3,118	Koninklijke Ahold NV	772,444	12,882
TS Tech Co., Ltd.	46,326	1,734	Koninklijke Philips NV	543,427	18,939
Tv Tokyo Holdings Corp.	69,300	1,135	LyondellBasell Industries NV Class A	77,174	6,078
Wakita & Co., Ltd.	31,000	350	Nutreco NV	32,026	1,430
Warabeya Nichiyo Co., Ltd.	16,200	324	Randstad Holding NV(Æ)	230,110	14,625
West Japan Railway Co.	14,600	604	Reed Elsevier NV(Æ)	539,654	11,129
Wowow, Inc.	7,600	257	Sensata Technologies Holding NV(Æ)	114,187	4,275
Yamaguchi Financial Group, Inc.	25,000	230	STMicroelectronics NV	1,269,151	10,419
Yamato Holdings Co., Ltd.	27,700	588	TNT Express NV	1,049,200	9,257
Yamazen Corp.	30,200	178	TNT NV - ADR(Æ)	33,700	189
Yaskawa Electric Corp.	172,620	2,399	Unilever NV(Ñ)	247,191	9,236
Yellow Hat, Ltd.	16,300	303	Wolters Kluwer NV	376,886	10,410
Yokogawa Electric Corp.	95,000	1,494			248,781
Yutaka Giken Co., Ltd.	4,000	103
Zenkoku Hosho Co., Ltd.	57,369	2,718	New Zealand - 0.0%
		588,061	Air New Zealand, Ltd.	1,235,642	1,708

Jersey - 1.2%			Norway - 1.2%
Centamin PLC(Æ)	558,000	404	Austevoll Seafood ASA	82,822	478
Delphi Automotive PLC	79,276	4,827	Bakkafrost P/F	25,365	378
Genel Energy PLC(Æ)	305,422	4,935	DNB ASA	1,070,811	18,098
Glencore Xstrata PLC	350,221	1,857	Gjensidige Forsikring ASA	89,315	1,712
Kentz Corp., Ltd.	102,400	1,108	Marine Harvest ASA	327,736	3,767
WPP PLC	1,791,088	37,600	Orkla ASA	2,370,510	18,409
		50,731	TE Connectivity, Ltd.	308,347	6,395
					49,237
Kenya - 0.1%
Safaricom, Ltd.	23,176,200	2,947	Philippines - 0.1%
			Robinsons Retail Holdings, Inc.(Æ)	3,115,079	4,090
Liechtenstein - 0.0%
Verwaltungs- und Privat-Bank AG	3,979	412	Portugal - 0.0%
			Mota-Engil(Æ)	167,880	1,059
Luxembourg - 0.3%			Sonae	434,007	685
ArcelorMittal	504,675	8,386			1,744
Colt Group SA - ADR(Æ)	22,500	47
Eurofins Scientific SE	15,927	4,055	Russia - 0.4%
		12,488	Gazprom OAO - ADR(Æ)	1,698,337	14,028
			Sberbank of Russia - ADR	243,998	2,640
Malaysia - 0.1%					16,668
Astro Malaysia Holdings BHD	3,804,729	3,343
			Singapore - 1.5%
Mexico - 0.2%			Ascendas Real Estate Investment
Bolsa Mexicana de Valores SAB de CV	812,218	1,644	Trust(ö)	194,000	324
Fibra Uno Administracion SA de CV(ö)	2,137,262	6,900	CapitaMall Trust Class A(Æ)(ö)	207,000	303
		8,544	ComfortDelGro Corp., Ltd.	1,024,000	1,552
			CSE Global, Ltd.	2,476,000	1,222
Netherlands - 5.9%			DBS Group Holdings, Ltd.	877,796	11,323
Aegon NV	3,085,632	26,996	Global Logistic Properties, Ltd.	3,379,853	7,439
AerCap Holdings NV(Æ)	56,405	2,098	Ho Bee Land, Ltd.	72,000	113
Airbus Group NV	47,283	3,355	Jardine Cycle & Carriage, Ltd.	547,000	14,995
Akzo Nobel NV	314,138	22,629	Jaya Holdings, Ltd.	500,000	302
			Keppel Corp., Ltd. - ADR	196,000	1,597

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 47

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Keppel REIT(ö)	18,320	16	Nolato AB Class B	19,225	470
Kreuz Holdings, Ltd.(Æ)	2,547,000	1,586	Nordea Bank AB	274,527	3,675
Sembcorp Industries, Ltd.	47,000	193	Securitas AB Class B	91,441	950
Singapore Exchange, Ltd.	80,000	429	Svenska Cellulosa AB SCA Class B	185,091	5,269
Singapore Land, Ltd.	70,000	431	Telefonaktiebolaget LM Ericsson Class B	755,435	9,225
Singapore Technologies Engineering,			TeliaSonera AB	87,129	646
Ltd.	81,000	240			37,726
Singapore Telecommunications, Ltd.	925,554	2,559
StarHub, Ltd.	177,000	592	Switzerland - 8.7%
United Overseas Bank, Ltd.	870,857	13,642
UOL Group, Ltd.	22,000	101	ABB, Ltd.(Æ)	580,707	14,488
Wilmar International, Ltd.	363,000	887	ABB, Ltd. - ADR(Æ)(Ñ)	189,400	4,705
Wing Tai Holdings, Ltd.	940,000	1,274	ACE, Ltd.	65,750	6,168
			AFG Arbonia-Forster Holding AG(Æ)	14,540	512
		61,120	Aryzta AG(Æ)	35,444	2,789
			Autoneum Holding AG	10,342	1,791
South Africa - 0.4%			Baloise Holding AG	9,602	1,149
Aspen Pharmacare Holdings, Ltd.	42,160	952	Banque Cantonale Vaudoise	1,048	570
Bidvest Group, Ltd.(Æ)	230,639	5,129	Bucher Industries AG	1,820	534
Discovery Holdings, Ltd.	819,858	5,534	Cie Financiere Richemont SA	107,766	10,002
Gold Fields, Ltd. - ADR	668,415	2,361	Credit Suisse Group AG(Æ)	913,123	27,596
Impala Platinum Holdings, Ltd.	100,118	1,040	EMS-Chemie Holding AG	466	160
		15,016	Galenica AG	2,568	2,450
			GAM Holding AG(Æ)	192,721	3,242
South Korea - 1.0%			Geberit AG(Æ)	26,875	7,802
			Georg Fischer AG(Æ)	2,807	1,927
Hana Financial Group, Inc.	174,545	6,670	Givaudan SA(Æ)	3,060	4,529
Hankook Tire Co., Ltd.(Æ)	164,600	9,488	Helvetia Holding AG	11,466	5,533
KT Corp. - ADR	495,000	7,004	Implenia AG(Æ)	13,821	973
Samsung Electronics Co., Ltd.	5,096	6,094	Julius Baer Group, Ltd.(Æ)	207,378	10,075
Shinhan Financial Group Co., Ltd.	296,730	12,656	Kardex AG(Æ)	8,380	358
		41,912	Kuehne & Nagel International AG	30,248	4,020
			Kuoni Reisen Holding AG(Æ)	1,637	740
Spain - 1.8%			Lonza Group AG(Æ)	125,456	12,613
Almirall SA	75,850	1,211	Metall Zug AG	336	901
Amadeus IT Holding SA Class A	345,811	13,691	Nestle SA	548,071	39,776
Banco Popular Espanol SA	407,011	2,803	Novartis AG	839,108	66,451
Banco Santander SA - ADR(Ñ)	2,533,168	21,900	Partners Group Holding AG	29,519	6,997
Banco Santander SA - ADR	2,150,558	432	PSP Swiss Property AG(Æ)	4,143	357
Corp. Financiera Alba SA	5,474	313	Roche Holding AG	225,140	61,906
Distribuidora Internacional de			Siegfried Holding AG(Æ)	9,636	1,722
Alimentacion SA	127,856	1,053	Sika AG	578	1,905
Ebro Foods SA	30,649	679	Sonova Holding AG(Æ)	40,749	5,600
Enagas SA	47,352	1,296	Sulzer AG	7,449	1,125
Endesa SA - ADR	123,066	3,622	Swiss Life Holding AG(Æ)	49,000	10,571
Gamesa Corp. Tecnologica SA(Æ)	114,900	1,263	Swiss Prime Site AG Class A(Æ)	5,544	431
Inditex SA	60,611	9,049	Swiss Re AG(Æ)	52,595	4,548
Indra Sistemas SA(Ñ)	882,573	15,635	UBS AG(Æ)	1,195,281	23,717
Mapfre SA	800,648	3,308	Vaudoise Assurances Holding SA Class
		76,255	B	2,273	979
			Zurich Insurance Group AG(Æ)	46,273	13,438

Sweden - 0.9%					365,150
B&B Tools AB Class B	20,293	403
Bilia AB Class A	69,015	1,764	Taiwan - 0.9%
East Capital Explorer AB(Æ)	20,000	183	Hon Hai Precision Industry Co., Ltd.	7,126,338	19,970
Elekta AB Class B	237,128	3,457	Taiwan Semiconductor Manufacturing
Haldex AB	51,852	507	Co., Ltd. - ADR	581,619	9,841
Hennes & Mauritz AB Class B	167,002	7,199	Teco Electric and Machinery Co., Ltd.	8,150,600	8,891
Kungsleden AB	236,997	1,722			38,702
Meda AB Class A	185,349	2,256

See accompanying notes which are an integral part of this quarterly report.
48 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Thailand - 0.0%			ITE Group PLC	34,694	156
Kasikornbank PCL Class R	269,700	1,389	Jazztel, P.L.C.(Æ)	329,913	4,058
			Johnson Matthey PLC	168,154	8,931

United Kingdom - 18.3%			Keller Group PLC	98,010	1,908
			Kingfisher PLC	363,137	2,206
Aberdeen Asset Management PLC	515,558	3,312	Land Securities Group PLC(ö)	40,123	679
AMEC PLC - GDR	306,475	5,189	Lloyds Banking Group PLC(Æ)	2,467,700	3,379
ARM Holdings PLC	796,550	12,243	Lookers PLC	537,144	1,117
Ashtead Group PLC	564,871	7,331	Marks & Spencer Group PLC	509,902	3,947
Associated British Foods PLC	245,955	10,977	Meggitt PLC	878,083	7,441
AstraZeneca PLC - ADR(Æ)	64,267	4,076	National Grid PLC	1,366,265	17,721
Aviva PLC	1,462,727	10,700	Next PLC	49,968	5,134
Awilco Drilling PLC(Ñ)	83,809	1,609	Novae Group PLC	3,947	37
Babcock International Group PLC	467,511	10,683	Pace PLC	347,189	2,039
BAE Systems PLC	2,770,668	19,544	Pendragon PLC	388,000	218
Balfour Beatty PLC	1,394,600	6,690	Petropavlovsk PLC(Æ)	199,869	231
Barclays PLC	5,953,029	26,667	Premier Foods PLC	160,357	378
Barratt Developments PLC	834,701	5,195	QinetiQ Group PLC	557,400	2,048
Berendsen PLC	115,354	1,754	Reckitt Benckiser Group PLC	191,509	14,365
Berkeley Group Holdings PLC	269,569	11,464	Rio Tinto PLC(Æ)	214,583	11,442
BG Group PLC	791,505	13,298	Rolls-Royce Holdings PLC(Æ)	653,281	12,748
BHP Billiton PLC	131,319	3,876	Royal Bank of Scotland Group PLC(Æ)	1,470,367	8,218
Booker Group PLC	494,240	1,258	Royal Dutch Shell PLC Class A	1,312,388	45,330
BP PLC	5,997,850	47,130	Royal Dutch Shell PLC Class B	214,111	7,831
BP PLC - ADR	41,200	1,932	Royal Dutch Shell PLC - ADR(Ñ)	118,200	8,608
British American Tobacco PLC	33,015	1,583	RPC Group PLC	150,911	1,476
British Land Co. PLC(ö)	61,280	661	Safestore Holdings PLC(ö)	54,692	173
British Sky Broadcasting Group PLC	233,115	3,357	Schroders PLC	41,094	1,667
Britvic PLC	58,864	671	Shire PLC - ADR(Æ)	134,833	6,745
BT Group PLC	958,222	6,038	Smith & Nephew PLC	790,398	11,382
Cable & Wireless Communications PLC	182,900	161	Smiths Group PLC	425,247	10,053
Carillion PLC	1,225,765	6,871	Soco International PLC	32,546	221
Centrica PLC	1,018,874	5,212	Spirax-Sarco Engineering PLC	7,753	372
Clinigen Group PLC	8,951	87	St. James's Place PLC	1,075,641	13,615
Close Brothers Group PLC	96,540	2,104	Stagecoach Group PLC	34,453	206
Compass Group PLC	1,955,201	29,265	Standard Chartered PLC	599,526	12,221
Computacenter PLC	51,010	541	Stock Spirits Group PLC(Æ)	69,684	331
Countrywide PLC	634,969	5,960	SVG Capital PLC(Æ)	271,055	1,885
Croda International PLC	90,792	3,600	Tesco PLC	1,514,500	7,976
Dairy Crest Group PLC	1,275,920	10,886	Travis Perkins PLC	634,305	18,133
Dart Group PLC	439,405	1,846	Trinity Mirror PLC(Æ)	518,481	1,517
Derwent London PLC(ö)	10,844	444	Tullow Oil PLC	695,533	9,038
Diageo PLC	399,466	11,824	Unilever PLC	112,461	4,324
Dixons Retail PLC(Æ)	62,400	45	Vodafone Group PLC - ADR(Æ)	8,465,082	31,526
easyJet PLC	247,840	6,698	WH Smith PLC	120,455	2,065
EnQuest PLC(Æ)	812,063	1,729	Whitbread PLC	16,894	1,042
Enterprise Inns PLC(Æ)	208,100	551	William Hill PLC	944,601	5,162
Experian PLC	242,311	4,143	Xchanging PLC	289,487	848
GlaxoSmithKline PLC - ADR	1,033,097	26,562			768,418
Guinness Peat Group PLC(Æ)	2,479,379	1,303
Halfords Group PLC	124,125	936
Halma PLC	572,059	5,628	United States - 1.0%
Hays PLC	3,739,002	8,163	AdStar, Inc.(Æ)	18,430	1,897
Hikma Pharmaceuticals PLC	77,130	1,523	Joy Global, Inc.(Ñ)	130,600	6,894
Home Retail Group PLC	2,789,086	8,221	NCR Corp.(Æ)	76,680	2,698
HSBC Holdings PLC	4,569,166	47,204	News Corp. Class A	467,025	7,454
IMI PLC - ADR	324,884	7,995	News Corp.(Æ)	117,402	1,833
Imperial Tobacco Group PLC	848,133	30,994	Philip Morris International, Inc.	108,300	8,463
Inchcape PLC	46,950	451	Sohu.com, Inc.(Æ)(Ñ)	23,810	1,733
InterContinental Hotels Group PLC			Southern Co. (The)	175,209	945
- ADR	249,659	8,085	Technicolor Regr Common Stock	79,200	393

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 49

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
Yum! Brands, Inc.	117,454	7,887
		40,197

Total Common Stocks
(cost $3,334,511)		3,800,744
Investments in Other Funds - 0.0%
ETRACS CMCI Long Platinum Total
Return ETN Fund	112,633	669
Total Investments in Other Funds
(cost $654)		669
Preferred Stocks - 0.3%
Brazil - 0.2%
Usinas Siderurgicas de Minas Gerais
SA(Æ)	1,177,600	5,807

Germany - 0.1%
Henkel AG & Co. KGaA	49,615	5,379

Total Preferred Stocks
(cost $13,128)		11,186
Warrants & Rights - 0.5%
Portugal - 0.0%
Mota-Engil Africa(Æ)
2014 Rights	167,880	—

Spain - 0.0%
Banco Popular Espanol SA(Æ)
2014 Rights	407,011	22

United Kingdom - 0.5%
DS Smith PLC Class F(Æ)
2014 Rights	3,800,047	20,521

Total Warrants & Rights
(cost $12,702)		20,543
Short-Term Investments - 6.8%
United States - 6.8%
Russell U.S. Cash Management Fund	284,368,802 (∞)	284,369
Total Short-Term Investments
(cost $284,369)		284,369
Other Securities - 2.7%
Russell U.S. Cash Collateral Fund(×)	115,430,391 (∞)	115,430
Total Other Securities
(cost $115,430)		115,430
Total Investments 100.8%
(identified cost $3,760,794)		4,232,941

Other Assets and Liabilities,
Net - (0.8%)		(34,401)

Net Assets - 100.0%		4,198,540

See accompanying notes which are an integral part of this quarterly report.

50 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$

Long Positions
CAC 40 Index Futures (France)		859	EUR	35,795	02/14	(1,639)
DAX Index Futures (Germany)		174	EUR	40,557	03/14	(1,406)
EURO STOXX 50 Index Futures (Germany)		1,562	EUR	47,141	03/14	(2,501)
FTSE 100 Index Futures (United Kingdom)		646	GBP	41,722	03/14	(2,596)
FTSE MIB Index Futures (Italy)		4	EUR	388	03/14	(1)
Hang Seng Index Futures (Hong Kong)		228	HKD	250,903	02/14	70
IBEX 35 Index Futures (Spain)		16	EUR	1,590	02/14	(76)
MSCI Singapore Index ETS Futures (Singapore)		19	SGD	1,309	02/14	(3)
NIKKEI 225 Index Futures (Japan)		1,724	JPY	12,593,820	03/14	(9,229)
S&P TSX 60 Index Futures (Canada)		481	CAD	75,430	03/14	1,367
SPI 200 Index Futures (Australia)		162	AUD	20,829	03/14	(397)
TOPIX Index Futures (Japan)		764	JPY	9,282,600	03/14	(4,469)
Short Positions
Amsterdam Index Futures (Netherlands)		27	EUR	2,085	02/14	143
MSCI Emerging Markets Mini Index Futures		3,661	USD	169,376	03/14	11,850
OMX 30 Index Futures (Sweden)		608	SEK	79,207	02/14	253
S&P TSX 60 Index Futures (Canada)		98	CAD	15,368	03/14	(466)
SPI 200 Index Futures (Australia)		236	AUD	30,344	03/14	187
Swiss Market Index Futures (Switzerland)		122	CHF	9,867	03/14	358
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(8,555)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Bank of America	USD	2,051	AUD	2,304	03/19/14	(41)
Bank of America	USD	1,763	CAD	1,877	03/19/14	(80)
Bank of America	USD	5,741	CAD	6,111	03/19/14	(260)
Bank of America	USD	22,174	EUR	16,092	03/19/14	(470)
Bank of America	USD	5,251	GBP	3,172	03/19/14	(38)
Bank of America	USD	1,055	HKD	8,176	03/19/14	(1)
Bank of America	USD	11,311	JPY	1,188,444	03/19/14	323
Bank of America	USD	13,533	JPY	1,421,806	03/19/14	386
Bank of New York	USD	11,882	AUD	13,600	03/19/14	(15)
Bank of New York	USD	16,204	CAD	17,800	03/19/14	(239)
Bank of New York	USD	2,025	EUR	1,500	03/19/14	(2)
Bank of New York	USD	83,855	EUR	62,000	03/19/14	(234)
Bank of New York	USD	33,790	GBP	20,600	03/19/14	64
Bank of New York	USD	6,060	HKD	47,000	03/19/14	(6)
Bank of New York	USD	465	JPY	47,743	02/04/14	2
Bank of New York	USD	2,931	JPY	300,000	03/19/14	6
Bank of New York	USD	33,576	JPY	3,500,000	03/19/14	689
Bank of New York	CAD	3,600	USD	3,281	03/19/14	52
Bank of New York	HKD	458	USD	59	02/05/14	—
Bank of New York	JPY	228,881	USD	2,228	02/04/14	(12)
Bank of New York	ZAR	7,638	USD	686	02/07/14	(1)
Barclays	USD	31	AUD	30	02/03/14	(5)
Barclays	USD	99	EUR	79	02/03/14	7
Barclays	USD	70	GBP	44	02/03/14	2
Barclays	USD	—	HKD	—	02/03/14	—
Barclays	USD	313	JPY	30,260	02/03/14	(17)
Barclays	CAD	22	USD	19	02/03/14	—

See accompanying notes which are an integral part of this quarterly report.
Russell International Developed Markets Fund 51

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Barclays	SEK	15	USD	—	02/03/14	(2)
Barclays	SGD	—	USD	—	02/03/14	—
Credit Suisse	USD	1,850	AUD	2,084	03/19/14	(31)
Credit Suisse	USD	3,924	AUD	4,474	03/19/14	(20)
Credit Suisse	USD	4,620	AUD	5,276	03/19/14	(16)
Credit Suisse	USD	110	CAD	118	03/19/14	(5)
Credit Suisse	USD	247	CAD	262	03/19/14	(12)
Credit Suisse	USD	353	CAD	375	03/19/14	(16)
Credit Suisse	USD	6,140	CAD	6,845	03/19/14	(1)
Credit Suisse	USD	6,544	CAD	7,296	03/19/14	—
Credit Suisse	USD	7,028	CAD	7,676	03/19/14	(143)
Credit Suisse	USD	457	CHF	405	03/19/14	(11)
Credit Suisse	USD	1,829	CHF	1,656	03/19/14	(2)
Credit Suisse	USD	7,100	CHF	6,409	03/19/14	(29)
Credit Suisse	USD	6	DKK	33	03/19/14	—
Credit Suisse	USD	7	DKK	38	03/19/14	—
Credit Suisse	USD	18	DKK	97	03/19/14	—
Credit Suisse	USD	73	DKK	395	03/19/14	(2)
Credit Suisse	USD	276	DKK	1,505	03/19/14	(3)
Credit Suisse	USD	822	DKK	4,456	03/19/14	(16)
Credit Suisse	USD	2,442	EUR	1,792	03/19/14	(25)
Credit Suisse	USD	5,161	EUR	3,800	03/19/14	(36)
Credit Suisse	USD	10,288	EUR	7,548	03/19/14	(108)
Credit Suisse	USD	13,016	EUR	9,456	03/19/14	(263)
Credit Suisse	USD	32,172	EUR	23,405	03/19/14	(606)
Credit Suisse	USD	229	GBP	140	03/19/14	—
Credit Suisse	USD	647	GBP	390	03/19/14	(6)
Credit Suisse	USD	4,036	GBP	2,469	03/19/14	22
Credit Suisse	USD	6,550	GBP	3,992	03/19/14	10
Credit Suisse	USD	45	HKD	352	03/19/14	—
Credit Suisse	USD	91	HKD	702	03/19/14	—
Credit Suisse	USD	185	HKD	1,431	03/19/14	—
Credit Suisse	USD	38	ILS	134	03/19/14	—
Credit Suisse	USD	56	ILS	197	03/19/14	—
Credit Suisse	USD	134	ILS	469	03/19/14	(1)
Credit Suisse	USD	171	ILS	602	03/19/14	—
Credit Suisse	USD	443	ILS	1,565	03/19/14	2
Credit Suisse	USD	1,725	ILS	6,042	03/19/14	(7)
Credit Suisse	USD	850	JPY	87,059	03/19/14	2
Credit Suisse	USD	1,893	JPY	194,848	03/19/14	15
Credit Suisse	USD	4,855	JPY	499,684	03/19/14	37
Credit Suisse	USD	7,483	JPY	766,604	03/19/14	22
Credit Suisse	USD	10,079	JPY	1,033,959	03/19/14	44
Credit Suisse	USD	198	NOK	1,223	03/19/14	(4)
Credit Suisse	USD	676	NOK	4,188	03/19/14	(10)
Credit Suisse	USD	2,217	NOK	13,599	03/19/14	(54)
Credit Suisse	USD	2,281	NOK	14,073	03/19/14	(43)
Credit Suisse	USD	4,424	NOK	27,129	03/19/14	(109)
Credit Suisse	USD	5,789	NOK	35,645	03/19/14	(120)
Credit Suisse	USD	981	NZD	1,205	03/19/14	(10)
Credit Suisse	USD	1,568	NZD	1,925	03/19/14	(16)
Credit Suisse	USD	1,761	NZD	2,143	03/19/14	(34)
Credit Suisse	USD	2,744	NZD	3,366	03/19/14	(31)
Credit Suisse	USD	4,007	NZD	4,870	03/19/14	(81)
Credit Suisse	USD	8,310	NZD	10,078	03/19/14	(186)
Credit Suisse	USD	8,677	NZD	10,373	03/19/14	(316)
Credit Suisse	USD	74	SEK	484	03/19/14	—
Credit Suisse	USD	147	SEK	942	03/19/14	(3)

See accompanying notes which are an integral part of this quarterly report.
52 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Credit Suisse	USD	189	SEK	1,236	03/19/14	—
Credit Suisse	USD	1,746	SEK	11,310	03/19/14	(21)
Credit Suisse	USD	3,076	SEK	20,157	03/19/14	(1)
Credit Suisse	USD	25	SGD	32	03/19/14	—
Credit Suisse	USD	30	SGD	38	03/19/14	(1)
Credit Suisse	USD	84	SGD	107	03/19/14	—
Credit Suisse	USD	1,215	SGD	1,519	03/19/14	(26)
Credit Suisse	AUD	550	USD	488	03/19/14	9
Credit Suisse	AUD	641	USD	580	03/19/14	21
Credit Suisse	AUD	1,080	USD	958	03/19/14	16
Credit Suisse	AUD	1,424	USD	1,289	03/19/14	47
Credit Suisse	AUD	8,394	USD	7,584	03/19/14	260
Credit Suisse	AUD	9,704	USD	8,707	03/19/14	240
Credit Suisse	CAD	678	USD	626	03/19/14	17
Credit Suisse	CAD	5,292	USD	4,938	03/19/14	191
Credit Suisse	CAD	5,292	USD	4,949	03/19/14	202
Credit Suisse	CAD	7,370	USD	6,900	03/19/14	290
Credit Suisse	CAD	16,086	USD	15,093	03/19/14	664
Credit Suisse	CHF	185	USD	209	03/19/14	4
Credit Suisse	CHF	446	USD	490	03/19/14	(2)
Credit Suisse	CHF	3,250	USD	3,609	03/19/14	23
Credit Suisse	DKK	52	USD	9	03/19/14	—
Credit Suisse	DKK	409	USD	75	03/19/14	1
Credit Suisse	DKK	424	USD	78	03/19/14	2
Credit Suisse	EUR	242	USD	332	03/19/14	6
Credit Suisse	EUR	2,517	USD	3,412	03/19/14	18
Credit Suisse	EUR	3,178	USD	4,349	03/19/14	62
Credit Suisse	EUR	4,587	USD	6,262	03/19/14	76
Credit Suisse	EUR	6,588	USD	9,010	03/19/14	125
Credit Suisse	EUR	10,305	USD	13,998	03/19/14	100
Credit Suisse	GBP	44	USD	72	03/19/14	—
Credit Suisse	GBP	55	USD	90	03/19/14	—
Credit Suisse	GBP	55	USD	89	03/19/14	—
Credit Suisse	GBP	143	USD	234	03/19/14	(1)
Credit Suisse	GBP	2,277	USD	3,733	03/19/14	(9)
Credit Suisse	GBP	4,538	USD	7,530	03/19/14	73
Credit Suisse	GBP	7,353	USD	12,055	03/19/14	(27)
Credit Suisse	GBP	8,373	USD	13,628	03/19/14	(131)
Credit Suisse	ILS	63	USD	18	03/19/14	—
Credit Suisse	ILS	177	USD	50	03/19/14	—
Credit Suisse	ILS	248	USD	71	03/19/14	—
Credit Suisse	JPY	29,336	USD	282	03/19/14	(5)
Credit Suisse	JPY	168,002	USD	1,633	03/19/14	(12)
Credit Suisse	JPY	521,086	USD	5,002	03/19/14	(99)
Credit Suisse	NOK	2,721	USD	440	03/19/14	7
Credit Suisse	NOK	9,425	USD	1,535	03/19/14	36
Credit Suisse	NOK	16,977	USD	2,770	03/19/14	70
Credit Suisse	NZD	2,355	USD	1,930	03/19/14	31
Credit Suisse	NZD	5,332	USD	4,397	03/19/14	99
Credit Suisse	SEK	720	USD	109	03/19/14	—
Credit Suisse	SEK	7,728	USD	1,183	03/19/14	4
Credit Suisse	SEK	9,133	USD	1,398	03/19/14	5
Credit Suisse	SEK	9,946	USD	1,526	03/19/14	9
Credit Suisse	SEK	22,199	USD	3,388	03/19/14	2
Credit Suisse	SEK	33,135	USD	5,146	03/19/14	91
Credit Suisse	SGD	17	USD	13	03/19/14	—
Credit Suisse	SGD	29	USD	23	03/19/14	—
Credit Suisse	SGD	136	USD	107	03/19/14	1

See accompanying notes which are an integral part of this quarterly report.
Russell International Developed Markets Fund 53

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Deutsche Bank	USD	4,615	AUD	5,124	03/19/14	(144)
Deutsche Bank	USD	5,474	CAD	5,822	03/19/14	(252)
Deutsche Bank	USD	10,146	CAD	10,790	03/19/14	(468)
Deutsche Bank	USD	14,487	CAD	15,500	03/19/14	(584)
Deutsche Bank	USD	29,351	EUR	21,286	03/19/14	(643)
Deutsche Bank	USD	140	GBP	84	02/03/14	(1)
Deutsche Bank	USD	12,456	GBP	7,614	03/19/14	58
Deutsche Bank	USD	8,639	JPY	884,635	03/19/14	21
Deutsche Bank	AUD	500	USD	438	03/19/14	2
Deutsche Bank	CAD	700	USD	637	03/19/14	9
Deutsche Bank	EUR	1,498	USD	2,046	02/03/14	26
Deutsche Bank	EUR	2,500	USD	3,391	03/19/14	19
Deutsche Bank	GBP	164	USD	271	02/03/14	2
Deutsche Bank	GBP	900	USD	1,477	03/19/14	(2)
Deutsche Bank	HKD	493	USD	63	02/04/14	—
Deutsche Bank	HKD	30,824	USD	3,970	02/04/14	—
Deutsche Bank	HKD	3,000	USD	387	03/19/14	—
Deutsche Bank	JPY	200,000	USD	1,923	03/19/14	(35)
Goldman Sachs	USD	11,005	AUD	12,500	03/19/14	(97)
Goldman Sachs	USD	71,397	EUR	52,000	03/19/14	(1,264)
Goldman Sachs	USD	9,597	GBP	5,800	03/19/14	(66)
Goldman Sachs	USD	29,496	GBP	18,000	03/19/14	85
Goldman Sachs	USD	5,676	HKD	44,000	03/19/14	(8)
Goldman Sachs	USD	29,871	JPY	3,100,000	03/19/14	477
Goldman Sachs	EUR	44,333	USD	60,276	03/19/14	482
Goldman Sachs	GBP	21,000	USD	34,493	03/19/14	(18)
Goldman Sachs	GBP	22,750	USD	37,330	03/19/14	(57)
Goldman Sachs	HKD	47,500	USD	6,126	03/19/14	8
Goldman Sachs	JPY	2,600,000	USD	24,848	03/19/14	(605)
Goldman Sachs	JPY	3,500,000	USD	33,589	03/19/14	(675)
HSBC	USD	4,614	AUD	5,124	03/19/14	(143)
HSBC	USD	5,474	CAD	5,822	03/19/14	(252)
HSBC	USD	10,145	CAD	10,790	03/19/14	(467)
HSBC	USD	29,352	EUR	21,286	03/19/14	(642)
HSBC	USD	12,455	GBP	7,614	03/19/14	58
HSBC	USD	8,639	JPY	884,635	03/19/14	21
JPMorgan Chase	USD	4,614	AUD	5,124	03/19/14	(143)
JPMorgan Chase	USD	5,319	AUD	6,000	03/19/14	(83)
JPMorgan Chase	USD	5,474	CAD	5,822	03/19/14	(252)
JPMorgan Chase	USD	8,411	CAD	9,000	03/19/14	(339)
JPMorgan Chase	USD	43,744	EUR	32,000	03/19/14	(584)
JPMorgan Chase	USD	17,981	GBP	11,000	03/19/14	96
JPMorgan Chase	USD	3,224	HKD	25,000	03/19/14	(4)
JPMorgan Chase	USD	5,437	HKD	42,149	03/19/14	(8)
JPMorgan Chase	USD	17,300	JPY	1,800,000	03/19/14	321
JPMorgan Chase	EUR	44,333	USD	60,271	03/19/14	477
JPMorgan Chase	JPY	2,600,000	USD	24,829	03/19/14	(623)
Morgan Stanley	USD	35	CAD	40	02/03/14	1
Morgan Stanley	USD	60	CAD	67	02/03/14	—
Morgan Stanley	USD	273	EUR	227	02/03/14	34
Morgan Stanley	USD	223	GBP	141	02/03/14	8
Morgan Stanley	USD	—	HKD	—	02/03/14	—
Morgan Stanley	USD	421	JPY	35,236	02/03/14	(77)
Morgan Stanley	USD	4,152	JPY	424,711	02/03/14	5
Morgan Stanley	AUD	19	USD	20	02/03/14	3
Morgan Stanley	HKD	—	USD	—	02/03/14	—
National Australia Bank	AUD	13,700	USD	12,211	03/19/14	256
National Australia Bank	CAD	17,900	USD	16,309	03/19/14	254

See accompanying notes which are an integral part of this quarterly report.
54 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
National Australia Bank	EUR	62,000	USD	84,733	03/19/14	1,112
Royal Bank of Canada	USD	4,616	AUD	5,124	03/19/14	(145)
Royal Bank of Canada	USD	5,475	CAD	5,822	03/19/14	(253)
Royal Bank of Canada	USD	10,146	CAD	10,790	03/19/14	(468)
Royal Bank of Canada	USD	29,352	EUR	21,286	03/19/14	(643)
Royal Bank of Canada	USD	12,456	GBP	7,614	03/19/14	58
Royal Bank of Canada	USD	8,639	JPY	884,635	03/19/14	21
Royal Bank of Scotland	USD	1,850	AUD	2,084	03/19/14	(31)
Royal Bank of Scotland	USD	3,924	AUD	4,474	03/19/14	(20)
Royal Bank of Scotland	USD	4,211	AUD	4,781	03/19/14	(39)
Royal Bank of Scotland	USD	4,569	AUD	5,172	03/19/14	(56)
Royal Bank of Scotland	USD	4,621	AUD	5,276	03/19/14	(17)
Royal Bank of Scotland	USD	6	CAD	6	03/19/14	—
Royal Bank of Scotland	USD	110	CAD	118	03/19/14	(5)
Royal Bank of Scotland	USD	247	CAD	262	03/19/14	(12)
Royal Bank of Scotland	USD	353	CAD	375	03/19/14	(16)
Royal Bank of Scotland	USD	6,140	CAD	6,845	03/19/14	(1)
Royal Bank of Scotland	USD	6,544	CAD	7,296	03/19/14	—
Royal Bank of Scotland	USD	7,028	CAD	7,676	03/19/14	(143)
Royal Bank of Scotland	USD	8,374	CAD	8,940	03/19/14	(356)
Royal Bank of Scotland	USD	457	CHF	405	03/19/14	(11)
Royal Bank of Scotland	USD	1,829	CHF	1,656	03/19/14	(2)
Royal Bank of Scotland	USD	7,100	CHF	6,409	03/19/14	(29)
Royal Bank of Scotland	USD	7,804	CHF	6,920	03/19/14	(169)
Royal Bank of Scotland	USD	6	DKK	33	03/19/14	—
Royal Bank of Scotland	USD	7	DKK	38	03/19/14	—
Royal Bank of Scotland	USD	18	DKK	97	03/19/14	—
Royal Bank of Scotland	USD	73	DKK	395	03/19/14	(2)
Royal Bank of Scotland	USD	276	DKK	1,505	03/19/14	(3)
Royal Bank of Scotland	USD	822	DKK	4,456	03/19/14	(16)
Royal Bank of Scotland	USD	2,442	EUR	1,792	03/19/14	(25)
Royal Bank of Scotland	USD	5,161	EUR	3,800	03/19/14	(36)
Royal Bank of Scotland	USD	10,288	EUR	7,548	03/19/14	(108)
Royal Bank of Scotland	USD	13,017	EUR	9,456	03/19/14	(263)
Royal Bank of Scotland	USD	26,954	EUR	19,591	03/19/14	(532)
Royal Bank of Scotland	USD	32,172	EUR	23,405	03/19/14	(606)
Royal Bank of Scotland	USD	229	GBP	140	03/19/14	—
Royal Bank of Scotland	USD	647	GBP	390	03/19/14	(6)
Royal Bank of Scotland	USD	4,036	GBP	2,469	03/19/14	21
Royal Bank of Scotland	USD	6,550	GBP	3,992	03/19/14	10
Royal Bank of Scotland	USD	26,585	GBP	16,188	03/19/14	18
Royal Bank of Scotland	USD	45	HKD	352	03/19/14	—
Royal Bank of Scotland	USD	91	HKD	702	03/19/14	—
Royal Bank of Scotland	USD	117	HKD	904	03/19/14	—
Royal Bank of Scotland	USD	149	HKD	1,154	03/19/14	—
Royal Bank of Scotland	USD	179	HKD	1,390	03/19/14	—
Royal Bank of Scotland	USD	185	HKD	1,431	03/19/14	—
Royal Bank of Scotland	USD	798	HKD	6,183	03/19/14	(1)
Royal Bank of Scotland	USD	973	HKD	7,539	03/19/14	(1)
Royal Bank of Scotland	USD	38	ILS	134	03/19/14	—
Royal Bank of Scotland	USD	56	ILS	197	03/19/14	—
Royal Bank of Scotland	USD	134	ILS	469	03/19/14	(1)
Royal Bank of Scotland	USD	171	ILS	602	03/19/14	—
Royal Bank of Scotland	USD	443	ILS	1,565	03/19/14	2
Royal Bank of Scotland	USD	1,725	ILS	6,042	03/19/14	(7)
Royal Bank of Scotland	USD	850	JPY	87,059	03/19/14	2
Royal Bank of Scotland	USD	1,893	JPY	194,848	03/19/14	15
Royal Bank of Scotland	USD	4,855	JPY	499,684	03/19/14	37

See accompanying notes which are an integral part of this quarterly report.
Russell International Developed Markets Fund 55

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Royal Bank of Scotland	USD	6,473	JPY	669,570	03/19/14	82
Royal Bank of Scotland	USD	7,483	JPY	766,604	03/19/14	22
Royal Bank of Scotland	USD	10,079	JPY	1,033,959	03/19/14	43
Royal Bank of Scotland	USD	198	NOK	1,223	03/19/14	(4)
Royal Bank of Scotland	USD	676	NOK	4,188	03/19/14	(10)
Royal Bank of Scotland	USD	2,217	NOK	13,599	03/19/14	(54)
Royal Bank of Scotland	USD	2,281	NOK	14,073	03/19/14	(43)
Royal Bank of Scotland	USD	4,424	NOK	27,129	03/19/14	(109)
Royal Bank of Scotland	USD	5,789	NOK	35,645	03/19/14	(120)
Royal Bank of Scotland	USD	981	NZD	1,205	03/19/14	(10)
Royal Bank of Scotland	USD	1,568	NZD	1,925	03/19/14	(16)
Royal Bank of Scotland	USD	1,762	NZD	2,143	03/19/14	(34)
Royal Bank of Scotland	USD	2,744	NZD	3,366	03/19/14	(31)
Royal Bank of Scotland	USD	4,007	NZD	4,870	03/19/14	(81)
Royal Bank of Scotland	USD	8,310	NZD	10,078	03/19/14	(186)
Royal Bank of Scotland	USD	8,677	NZD	10,373	03/19/14	(315)
Royal Bank of Scotland	USD	74	SEK	484	03/19/14	—
Royal Bank of Scotland	USD	147	SEK	942	03/19/14	(3)
Royal Bank of Scotland	USD	189	SEK	1,236	03/19/14	—
Royal Bank of Scotland	USD	1,746	SEK	11,310	03/19/14	(21)
Royal Bank of Scotland	USD	1,982	SEK	12,965	03/19/14	(4)
Royal Bank of Scotland	USD	3,076	SEK	20,157	03/19/14	(1)
Royal Bank of Scotland	USD	26	SGD	32	03/19/14	—
Royal Bank of Scotland	USD	30	SGD	38	03/19/14	(1)
Royal Bank of Scotland	USD	78	SGD	98	03/19/14	(1)
Royal Bank of Scotland	USD	84	SGD	107	03/19/14	—
Royal Bank of Scotland	USD	142	SGD	180	03/19/14	(1)
Royal Bank of Scotland	USD	1,215	SGD	1,519	03/19/14	(26)
Royal Bank of Scotland	AUD	550	USD	488	03/19/14	9
Royal Bank of Scotland	AUD	641	USD	580	03/19/14	21
Royal Bank of Scotland	AUD	1,080	USD	958	03/19/14	16
Royal Bank of Scotland	AUD	1,424	USD	1,289	03/19/14	47
Royal Bank of Scotland	AUD	6,579	USD	5,831	03/19/14	90
Royal Bank of Scotland	AUD	8,394	USD	7,584	03/19/14	260
Royal Bank of Scotland	AUD	9,704	USD	8,707	03/19/14	240
Royal Bank of Scotland	CAD	678	USD	626	03/19/14	17
Royal Bank of Scotland	CAD	701	USD	655	03/19/14	26
Royal Bank of Scotland	CAD	5,292	USD	4,938	03/19/14	191
Royal Bank of Scotland	CAD	5,292	USD	4,949	03/19/14	202
Royal Bank of Scotland	CAD	7,370	USD	6,900	03/19/14	290
Royal Bank of Scotland	CAD	16,086	USD	15,094	03/19/14	664
Royal Bank of Scotland	CHF	185	USD	209	03/19/14	4
Royal Bank of Scotland	CHF	446	USD	490	03/19/14	(2)
Royal Bank of Scotland	CHF	3,250	USD	3,609	03/19/14	23
Royal Bank of Scotland	CHF	11,930	USD	13,325	03/19/14	162
Royal Bank of Scotland	DKK	52	USD	9	03/19/14	—
Royal Bank of Scotland	DKK	409	USD	75	03/19/14	1
Royal Bank of Scotland	DKK	424	USD	78	03/19/14	2
Royal Bank of Scotland	DKK	7,016	USD	1,294	03/19/14	26
Royal Bank of Scotland	DKK	9,579	USD	1,756	03/19/14	24
Royal Bank of Scotland	EUR	242	USD	332	03/19/14	6
Royal Bank of Scotland	EUR	2,517	USD	3,412	03/19/14	18
Royal Bank of Scotland	EUR	3,178	USD	4,348	03/19/14	62
Royal Bank of Scotland	EUR	4,587	USD	6,262	03/19/14	76
Royal Bank of Scotland	EUR	6,588	USD	9,010	03/19/14	125
Royal Bank of Scotland	EUR	10,305	USD	13,998	03/19/14	100
Royal Bank of Scotland	EUR	29,001	USD	39,638	03/19/14	524
Royal Bank of Scotland	GBP	44	USD	72	03/19/14	—

See accompanying notes which are an integral part of this quarterly report.

56 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Royal Bank of Scotland	GBP	55	USD	89	03/19/14	—
Royal Bank of Scotland	GBP	55	USD	90	03/19/14	—
Royal Bank of Scotland	GBP	143	USD	234	03/19/14	(1)
Royal Bank of Scotland	GBP	2,277	USD	3,733	03/19/14	(9)
Royal Bank of Scotland	GBP	4,538	USD	7,530	03/19/14	73
Royal Bank of Scotland	GBP	7,353	USD	12,055	03/19/14	(28)
Royal Bank of Scotland	GBP	8,373	USD	13,627	03/19/14	(132)
Royal Bank of Scotland	GBP	9,195	USD	15,028	03/19/14	(83)
Royal Bank of Scotland	HKD	381	USD	49	03/19/14	—
Royal Bank of Scotland	HKD	509	USD	66	03/19/14	—
Royal Bank of Scotland	HKD	2,315	USD	299	03/19/14	—
Royal Bank of Scotland	HKD	17,146	USD	2,211	03/19/14	3
Royal Bank of Scotland	ILS	63	USD	18	03/19/14	—
Royal Bank of Scotland	ILS	177	USD	50	03/19/14	—
Royal Bank of Scotland	ILS	248	USD	71	03/19/14	—
Royal Bank of Scotland	ILS	2,000	USD	568	03/19/14	(1)
Royal Bank of Scotland	JPY	29,336	USD	282	03/19/14	(5)
Royal Bank of Scotland	JPY	168,002	USD	1,633	03/19/14	(12)
Royal Bank of Scotland	JPY	521,086	USD	5,002	03/19/14	(99)
Royal Bank of Scotland	JPY	1,359,269	USD	13,061	03/19/14	(246)
Royal Bank of Scotland	NOK	2,721	USD	440	03/19/14	7
Royal Bank of Scotland	NOK	9,425	USD	1,535	03/19/14	36
Royal Bank of Scotland	NOK	16,977	USD	2,770	03/19/14	70
Royal Bank of Scotland	NOK	18,633	USD	3,016	03/19/14	52
Royal Bank of Scotland	NZD	2,115	USD	1,724	03/19/14	20
Royal Bank of Scotland	NZD	2,355	USD	1,930	03/19/14	31
Royal Bank of Scotland	NZD	5,332	USD	4,397	03/19/14	99
Royal Bank of Scotland	SEK	720	USD	109	03/19/14	—
Royal Bank of Scotland	SEK	1,648	USD	251	03/19/14	(1)
Royal Bank of Scotland	SEK	7,728	USD	1,183	03/19/14	4
Royal Bank of Scotland	SEK	9,133	USD	1,398	03/19/14	5
Royal Bank of Scotland	SEK	9,946	USD	1,526	03/19/14	9
Royal Bank of Scotland	SEK	22,199	USD	3,388	03/19/14	2
Royal Bank of Scotland	SEK	33,135	USD	5,146	03/19/14	92
Royal Bank of Scotland	SGD	17	USD	13	03/19/14	—
Royal Bank of Scotland	SGD	29	USD	23	03/19/14	—
Royal Bank of Scotland	SGD	83	USD	65	03/19/14	—
Royal Bank of Scotland	SGD	136	USD	107	03/19/14	1
Royal Bank of Scotland	SGD	1,941	USD	1,532	03/19/14	12
Standard Chartered	USD	5,437	HKD	42,149	03/19/14	(8)
State Street	USD	53	AUD	60	02/04/14	—
State Street	USD	881	AUD	1,000	03/19/14	(8)
State Street	USD	7,053	AUD	8,000	03/19/14	(72)
State Street	USD	18,169	AUD	20,500	03/19/14	(280)
State Street	USD	32	BRL	77	02/04/14	—
State Street	USD	935	CAD	1,000	03/19/14	(38)
State Street	USD	9,011	CAD	10,000	03/19/14	(42)
State Street	USD	10,145	CAD	10,790	03/19/14	(467)
State Street	USD	24,391	CAD	26,500	03/19/14	(622)
State Street	USD	57	CHF	51	02/03/14	—
State Street	USD	77	CHF	69	02/04/14	—
State Street	USD	102	CHF	92	02/04/14	—
State Street	USD	43	DKK	234	02/03/14	—
State Street	USD	247	DKK	1,362	02/04/14	(1)
State Street	USD	102	EUR	75	02/03/14	—
State Street	USD	273	EUR	200	02/03/14	(3)
State Street	USD	160	EUR	118	02/04/14	—
State Street	USD	2,161	EUR	1,600	02/05/14	(3)

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 57

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
State Street	USD	2,731	EUR	2,000	03/19/14	(34)
State Street	USD	29,351	EUR	21,286	03/19/14	(643)
State Street	USD	47,409	EUR	35,000	03/19/14	(204)
State Street	USD	125,170	EUR	92,000	03/19/14	(1,088)
State Street	USD	18	GBP	11	02/03/14	—
State Street	USD	422	GBP	254	02/03/14	(4)
State Street	USD	1,636	GBP	1,000	03/19/14	7
State Street	USD	12,455	GBP	7,614	03/19/14	58
State Street	USD	19,884	GBP	12,000	03/19/14	(164)
State Street	USD	51,067	GBP	31,000	03/19/14	(122)
State Street	USD	609	HKD	4,732	02/05/14	—
State Street	USD	951	HKD	7,386	02/05/14	—
State Street	USD	387	HKD	3,000	03/19/14	(1)
State Street	USD	3,223	HKD	25,000	03/19/14	(2)
State Street	USD	9,287	HKD	72,000	03/19/14	(12)
State Street	USD	10	JPY	987	02/03/14	—
State Street	USD	291	JPY	29,716	02/03/14	—
State Street	USD	179	JPY	18,366	02/04/14	1
State Street	USD	1,570	JPY	161,488	02/04/14	10
State Street	USD	176	JPY	17,981	02/05/14	—
State Street	USD	528	JPY	53,974	02/05/14	—
State Street	USD	1,919	JPY	200,000	03/19/14	39
State Street	USD	8,639	JPY	884,635	03/19/14	21
State Street	USD	19,160	JPY	2,000,000	03/19/14	419
State Street	USD	50,587	JPY	5,300,000	03/19/14	1,298
State Street	USD	149	MXN	2,007	02/05/14	1
State Street	USD	295	SEK	1,902	02/03/14	(4)
State Street	USD	1,347	SEK	8,814	02/05/14	(1)
State Street	USD	78	SGD	99	02/04/14	—
State Street	USD	137	SGD	175	02/05/14	—
State Street	USD	141	THB	4,634	02/03/14	—
State Street	AUD	300	USD	263	03/19/14	1
State Street	AUD	400	USD	349	03/19/14	—
State Street	AUD	500	USD	444	03/19/14	8
State Street	AUD	500	USD	450	03/19/14	14
State Street	AUD	800	USD	714	03/19/14	16
State Street	AUD	900	USD	801	03/19/14	15
State Street	AUD	1,000	USD	871	03/19/14	(2)
State Street	AUD	1,000	USD	888	03/19/14	15
State Street	AUD	1,300	USD	1,137	03/19/14	3
State Street	AUD	3,300	USD	2,898	03/19/14	18
State Street	AUD	13,000	USD	11,731	03/19/14	386
State Street	AUD	31,000	USD	27,578	03/19/14	527
State Street	CAD	1,592	USD	1,422	02/04/14	(8)
State Street	CAD	200	USD	182	03/19/14	3
State Street	CAD	600	USD	565	03/19/14	27
State Street	CAD	800	USD	741	03/19/14	24
State Street	CAD	1,000	USD	938	03/19/14	41
State Street	CAD	1,000	USD	912	03/19/14	15
State Street	CAD	1,350	USD	1,215	03/19/14	4
State Street	CAD	1,400	USD	1,253	03/19/14	(2)
State Street	CAD	1,700	USD	1,551	03/19/14	26
State Street	CAD	2,000	USD	1,787	03/19/14	(7)
State Street	CAD	3,700	USD	3,418	03/19/14	100
State Street	CAD	4,200	USD	3,839	03/19/14	72
State Street	CAD	17,000	USD	15,649	03/19/14	401
State Street	CAD	39,500	USD	37,055	03/19/14	1,626
State Street	CZK	3,770	USD	185	02/04/14	1

See accompanying notes which are an integral part of this quarterly report.
58 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
State Street	EUR	22	USD	30	02/03/14	—
State Street	EUR	399	USD	542	02/03/14	4
State Street	EUR	350	USD	475	02/04/14	2
State Street	EUR	574	USD	778	02/04/14	4
State Street	EUR	200	USD	273	03/19/14	4
State Street	EUR	1,000	USD	1,356	03/19/14	7
State Street	EUR	2,000	USD	2,757	03/19/14	59
State Street	EUR	2,000	USD	2,736	03/19/14	38
State Street	EUR	3,500	USD	4,765	03/19/14	44
State Street	EUR	4,000	USD	5,434	03/19/14	39
State Street	EUR	5,000	USD	6,828	03/19/14	84
State Street	EUR	6,000	USD	8,200	03/19/14	107
State Street	EUR	6,000	USD	8,162	03/19/14	69
State Street	EUR	15,000	USD	20,420	03/19/14	189
State Street	EUR	44,333	USD	60,218	03/19/14	425
State Street	EUR	60,000	USD	82,044	03/19/14	1,121
State Street	GBP	16	USD	26	02/03/14	—
State Street	GBP	76	USD	126	02/03/14	1
State Street	GBP	1,149	USD	1,902	02/03/14	13
State Street	GBP	10	USD	17	02/04/14	—
State Street	GBP	43	USD	71	02/04/14	—
State Street	GBP	57	USD	95	02/04/14	—
State Street	GBP	78	USD	129	02/04/14	—
State Street	GBP	3,697	USD	6,096	02/04/14	18
State Street	GBP	179	USD	295	02/05/14	—
State Street	GBP	300	USD	494	03/19/14	1
State Street	GBP	400	USD	657	03/19/14	—
State Street	GBP	600	USD	984	03/19/14	(2)
State Street	GBP	600	USD	995	03/19/14	9
State Street	GBP	800	USD	1,309	03/19/14	(5)
State Street	GBP	1,000	USD	1,643	03/19/14	—
State Street	GBP	2,000	USD	3,315	03/19/14	28
State Street	GBP	2,000	USD	3,273	03/19/14	(13)
State Street	GBP	2,000	USD	3,309	03/19/14	23
State Street	GBP	2,000	USD	3,279	03/19/14	(7)
State Street	GBP	4,900	USD	8,013	03/19/14	(39)
State Street	GBP	20,000	USD	32,776	03/19/14	(91)
State Street	GBP	22,750	USD	37,298	03/19/14	(89)
State Street	HKD	2,212	USD	285	02/04/14	—
State Street	HKD	63	USD	8	02/05/14	—
State Street	HKD	214	USD	28	02/05/14	—
State Street	HKD	433	USD	56	02/05/14	—
State Street	HKD	3,788	USD	488	02/05/14	—
State Street	HKD	4,313	USD	555	02/05/14	—
State Street	HKD	1,000	USD	129	03/19/14	—
State Street	HKD	1,000	USD	129	03/19/14	—
State Street	HKD	1,000	USD	129	03/19/14	—
State Street	HKD	1,000	USD	129	03/19/14	—
State Street	HKD	2,000	USD	258	03/19/14	—
State Street	HKD	3,000	USD	387	03/19/14	—
State Street	HKD	3,000	USD	387	03/19/14	—
State Street	HKD	4,000	USD	516	03/19/14	1
State Street	HKD	4,000	USD	515	03/19/14	—
State Street	HKD	12,000	USD	1,548	03/19/14	2
State Street	HKD	45,000	USD	5,804	03/19/14	7
State Street	HKD	105,000	USD	13,542	03/19/14	17
State Street	JPY	967	USD	9	02/03/14	—
State Street	JPY	66,793	USD	654	02/03/14	—

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 59

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
		Amount			Amount				(Depreciation)
Counterparty		Sold			Bought		Settlement Date		$
State Street		JPY	369,839		USD	3,617		02/03/14	(3)
State Street		JPY	18,685		USD	182		02/04/14	(1)
State Street		JPY	66,592		USD	649		02/04/14	(3)
State Street		JPY	40,000		USD	383		03/19/14	(8)
State Street		JPY	60,000		USD	585		03/19/14	(3)
State Street		JPY	100,000		USD	977		03/19/14	(2)
State Street		JPY	100,000		USD	955		03/19/14	(24)
State Street		JPY	100,000		USD	957		03/19/14	(22)
State Street		JPY	130,000		USD	1,243		03/19/14	(30)
State Street		JPY	180,000		USD	1,750		03/19/14	(12)
State Street		JPY	250,000		USD	2,399		03/19/14	(48)
State Street		JPY	300,000		USD	2,864		03/19/14	(73)
State Street		JPY	400,000		USD	3,915		03/19/14	(1)
State Street		JPY	900,000		USD	8,629		03/19/14	(181)
State Street		JPY	2,600,000		USD	24,819		03/19/14	(634)
State Street		JPY	3,400,000		USD	33,036		03/19/14	(249)
State Street		NOK	4,165		USD	676		02/03/14	12
State Street		NOK	2,716		USD	434		02/04/14	2
State Street		ZAR	13,645		USD	1,231		02/04/14	3
State Street		ZAR	8,167		USD	726		02/05/14	(9)
State Street		ZAR	3,230		USD	288		02/06/14	(2)
Westpac		USD	4,614		AUD	5,124		03/19/14	(143)
Westpac		USD	5,474		CAD	5,822		03/19/14	(252)
Westpac		USD	10,145		CAD	10,790		03/19/14	(467)
Westpac		USD	29,352		EUR	21,286		03/19/14	(642)
Westpac		USD	12,455		GBP	7,614		03/19/14	58
Westpac		USD	8,639		JPY	884,635		03/19/14	21
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									(5,276)

Presentation of Portfolio Holdings

Amounts in thousands

					Fair Value
Portfolio Summary	Level 1		Level 2			Level 3			Total
Common Stocks
Australia	$79,688			$—			$—		$79,688
Austria	17,917			—			—		17,917
Belgium	23,018			—			—		23,018
Bermuda	46,869			—			—		46,869
Brazil	28,534			—			—		28,534
Canada	161,241			—			—		161,241
Cayman Islands	56,783			—			702		57,485
China	7,732			—			—		7,732
Denmark	73,653			—			—		73,653
Finland	15,144			—			—		15,144
France	334,048			—			—		334,048
Germany	270,164			—			—		270,164
Hong Kong	69,226			—			—		69,226
India	28,126			—			—		28,126
Indonesia	7,363			—			—		7,363
Ireland	39,163			—			—		39,163
Isle of Man	833			—			—		833
Israel	27,140			—			—		27,140

See accompanying notes which are an integral part of this quarterly report.
60 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Italy	78,761	—		—		78,761
Japan	588,061	—		—		588,061
Jersey	50,731	—		—		50,731
Kenya	2,947	—		—		2,947
Liechtenstein	412	—		—		412
Luxembourg	12,488	—		—		12,488
Malaysia	3,343	—		—		3,343
Mexico	8,544	—		—		8,544
Netherlands	248,781	—		—		248,781
New Zealand	1,708	—		—		1,708
Norway	49,237	—		—		49,237
Philippines	4,090	—		—		4,090
Portugal	1,744	—		—		1,744
Russia	16,668	—		—		16,668
Singapore	61,120	—		—		61,120
South Africa	15,016	—		—		15,016
South Korea	41,912	—		—		41,912
Spain	75,823	—		432		76,255
Sweden	37,726	—		—		37,726
Switzerland	365,150	—		—		365,150
Taiwan	38,702	—		—		38,702
Thailand	1,389	—		—		1,389
United Kingdom	768,418	—		—		768,418
United States	40,197	—		—		40,197
Investments in Other Funds	669	—		—		669
Preferred Stocks	11,186	—		—		11,186
Warrants & Rights	20,543	—		—		20,543
Short-Term Investments	—	284,369		—		284,369
Other Securities	—	115,430		—		115,430
Total Investments	3,832,008	399,799		1,134		4,232,941

Other Financial Instruments
Futures Contracts	(8,555)	—		—		(8,555)
Foreign Currency Exchange Contracts	5	(5,281)		—		(5,276)
Total Other Financial Instruments*	$(8,550)	$(5,281)		$—		$(13,831)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2014, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31, 2014 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 61

Russell Investment Company Russell Global Equity Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$

Common Stocks - 92.8%			China - 0.3%
Australia - 0.3%			China Longyuan Power Group Corp.
Australia & New Zealand Banking			Class H	6,252,000	7,521
Group, Ltd. - ADR	30,843	813	China Petroleum & Chemical Corp.
BHP Billiton, Ltd. - ADR	40,074	1,283	Class H	4,483,600	3,569
Commonwealth Bank of Australia - ADR	19,067	1,239			11,090
CSL, Ltd.	5,953	366
National Australia Bank, Ltd. - ADR	25,544	743	Denmark - 0.3%
Newcrest Mining, Ltd.	229,600	1,939	DSV A/S	270,363	8,669
Telstra Corp., Ltd.	53,597	241	H Lundbeck A/S	19,759	490
Wesfarmers, Ltd.	14,444	531	Novo Nordisk A/S Class B	26,775	1,060
Westfield Group(ö)	19,987	178			10,219
Westpac Banking Corp.	35,015	946
Woodside Petroleum, Ltd.	7,808	255	Finland - 0.4%
Woolworths, Ltd.	15,455	461
			Caverion Corp.(Æ)	291,645	2,840
		8,995	Kone OYJ Class B	144,046	5,867
			Sampo Class A	5,079	236
Belgium - 0.3%			YIT OYJ	212,900	2,679
Anheuser-Busch InBev NV	5,912	567			11,622
Delhaize Group SA	64,921	4,177
Solvay SA	40,096	5,608	France - 7.5%
		10,352	Air Liquide SA Class A	3,917	492
			BNP Paribas SA	461,059	35,724
Bermuda - 0.0%			Christian Dior SA	36,568	6,693
China Hongxing Sports, Ltd.(Æ)	6,320,000	36	Danone SA	662,217	43,768
			Edenred	247,387	6,913
Canada - 1.8%			Essilor International SA	2,571	258
Bank of Montreal	7,423	454	Etablissements Maurel et Prom	400,524	6,480
Bank of Nova Scotia	15,007	823	Imerys SA	99,889	8,139
Barrick Gold Corp.	271,500	5,235	IPSOS	103,776	4,453
BCE, Inc.	4,438	186	Legrand SA - ADR	494,330	26,258
Canadian Imperial Bank of Commerce(Þ)	3,393	264	L'Oreal SA	2,846	468
Canadian National Railway Co.(Æ)(Þ)	599,960	32,098	LVMH Moet Hennessy Louis Vuitton
Canadian National Railway Co.	9,441	505	SA - ADR	179,638	32,017
Catamaran Corp.(Æ)	151,203	7,352	Pernod Ricard SA	2,776	298
Eastern Platinum, Ltd.(Æ)	1,849,500	149	PPR SA	98,674	19,703
Enbridge, Inc.	7,697	323	Publicis Groupe SA - ADR	61,345	5,442
Gabriel Resources, Ltd.(Æ)	529,000	560	Renault SA	141,487	12,358
Kinross Gold Corp.	130,000	595	Rexel SA Class H	384,822	9,887
Methanex Corp.	109,400	6,543	Sanofi - ADR	189,022	18,559
Niko Resources, Ltd.(Æ)	43,900	102	Schneider Electric SA	5,655	457
Novagold Resources, Inc.(Æ)	230,400	670	Total SA	112,421	6,420
Rogers Communications, Inc. Class B	4,280	180	Vivendi SA - ADR	12,485	336
Royal Bank of Canada - GDR	16,981	1,051			245,123
Suncor Energy, Inc.	8,552	281
Toronto Dominion Bank	11,447	990	Germany - 5.2%
TransCanada Corp.	8,844	385	Adidas AG	2,573	288
		58,746	Allianz SE	195,132	32,581
			BASF SE	74,547	7,996
Cayman Islands - 0.8%			Bayer AG	10,402	1,373
AAC Technologies Holdings, Inc.	1,943,000	8,396	Brenntag AG	39,179	6,764
Melco Crown Entertainment, Ltd. -			Daimler AG	215,500	18,058
ADR(Æ)(Ñ)	218,156	8,942	Deutsche Telekom AG	430,214	6,963
MGM China Holdings, Ltd.	2,168,400	8,575	Freenet AG	255,100	7,788
		25,913	Fresenius SE & Co. KGaA	1,603	250
			Hannover Rueck SE	85,979	6,830
			Linde AG	185,772	35,202
			Muenchener Rueckversicherungs AG	34,482	7,122

See accompanying notes which are an integral part of this quarterly report.

62 Russell Global Equity Fund

Russell Investment Company Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
OSRAM Licht AG(Æ)	964	56	MEIJI Holdings Co., Ltd.	128,300	8,100
ProSiebenSat.1 Media AG	146,867	6,594	Nippon Telegraph & Telephone Corp.	4,900	267
SAP AG - ADR	136,372	10,421	NTT DOCOMO, Inc.	16,800	273
Siemens AG	9,826	1,245	Ono Pharmaceutical Co., Ltd.	107,900	9,431
Symrise AG	158,720	7,232	SCSK Corp.	236,800	6,608
Volkswagen AG	21,838	5,312	Seven & I Holdings Co., Ltd.	9,200	369
Wincor Nixdorf AG	114,363	8,135	Shin-Etsu Chemical Co., Ltd.	3,100	175
		170,210	Shionogi & Co., Ltd.	364,300	7,555
			Showa Denko KK	4,026,000	5,517
Hong Kong - 0.5%			SoftBank Corp.	133,800	9,904
			Takeda Pharmaceutical Co., Ltd.	8,700	408
AIA Group, Ltd.	1,436,600	6,615	Toyota Motor Corp.	250,700	14,531
Cathay Pacific Airways, Ltd.	2,325,900	4,823
China Resources Power Holdings Co.,					149,935
Ltd.	19,700	47
CLP Holdings, Ltd.	21,500	162	Jersey - 0.6%
Guangdong Investment, Ltd.	5,137,400	4,765	Delphi Automotive PLC	299,500	18,237
		16,412	WPP PLC	14,972	314
					18,551
India - 0.3%
Infosys, Ltd. - ADR	134,100	7,856	Luxembourg - 0.3%
			Samsonite International SA	3,604,800	9,959
Ireland - 1.9%
Accenture PLC Class A	468,106	37,392	Mexico - 0.8%
Actavis PLC(Æ)	45,466	8,592	Alfa SAB de CV Class A	2,936,800	8,278
Covidien PLC	5,815	397	Cemex SAB de CV - ADR(Æ)(Ñ)	757,389	9,369
CRH PLC	279,423	7,185	Controladora Vuela Cia de Aviacion SAB
Greencore Group PLC Class A	1,842,300	7,547	de CV - ADR(Æ)	284,339	3,310
Mallinckrodt PLC	726	42	Infraestructura Energetica Nova SAB
		61,155	de CV	1,358,700	5,850
					26,807
Israel - 0.2%
Teva Pharmaceutical Industries, Ltd.			Netherlands - 2.5%
- ADR	163,600	7,302	Akzo Nobel NV	390,121	28,102
Teva Pharmaceutical Industries, Ltd.	10,568	471	CNH Industrial NV(Æ)	1,950,700	20,521
		7,773	Heineken NV	395,763	24,158
			Koninklijke Ahold NV	12,531	209
Italy - 1.0%			NXP Semiconductor NV(Æ)	180,529	8,729
			Unilever NV	19,562	731
Assicurazioni Generali SpA	432,277	9,357
Enel SpA	1,717,193	7,847			82,450
ENI SpA - ADR	30,109	684
Gtech Spa	247,216	7,535	Netherlands Antilles - 0.0%
Trevi Finanziaria Industriale SpA	766,346	6,460	Schlumberger, Ltd.	5,324	466
		31,883
			Norway - 0.2%
Japan - 4.6%			DNB ASA	403,898	6,827
Aeon Mall Co., Ltd.	292,680	8,680	Statoil ASA Class N	12,972	307
Amada Co., Ltd.	890,000	7,326			7,134
Asahi Group Holdings, Ltd.	228,100	6,280
Astellas Pharma, Inc.	5,200	326	Portugal - 0.2%
Canon, Inc.	499,449	14,695	Energias de Portugal SA	1,856,000	6,974
CyberAgent, Inc.	195,900	9,587
Daiwa Securities Group, Inc.	1,543,000	14,649
DMG Mori Seiki Co., Ltd.	348,200	6,192	Russia - 0.2%
Hino Motors, Ltd.	447,000	6,676	Gazprom OAO - ADR(Æ)	173,026	1,429
Honda Motor Co., Ltd.	138,700	5,285	Gazprom OAO - ADR	80,031	665
Kao Corp.	6,200	199	Inter RAO JSC(Æ)	1,740,000,000	522
KDDI Corp.	123,600	6,902	Rosneft OAO - GDR(Æ)	572,891	3,930

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 63

Russell Investment Company Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Rosneft Oil Co. - GDR	95,700	657	Thailand - 0.2%
		7,203	Thai Oil PCL	3,108,400	4,959

Singapore - 0.2%			United Kingdom - 8.7%
DBS Group Holdings, Ltd.	14,000	181	Aon PLC	128,800	10,363
Sembcorp Industries, Ltd.	163,189	5,755	AstraZeneca PLC - ADR(Æ)	200,622	12,725
Singapore Telecommunications, Ltd.	92,000	252	BAE Systems PLC	39,881	281
United Overseas Bank, Ltd.	13,000	204	Barclays PLC	4,417,253	19,788
		6,392	Barratt Developments PLC	1,127,001	7,014
			BBA Aviation PLC	748,802	3,799
South Africa - 0.2%			Bellway PLC	242,687	6,200
Sasol, Ltd. - ADR	149,893	7,194	BG Group PLC	36,428	612
			BHP Billiton PLC - ADR	113,900	6,716
			BHP Billiton PLC	18,695	552
South Korea - 1.6%			BP PLC	2,596,097	20,400
BS Financial Group, Inc.	220,680	3,268	British American Tobacco PLC	23,869	1,144
Hyundai Heavy Industries Co., Ltd.	18,007	3,777	Centrica PLC	62,400	319
Hyundai Motor Co.	21,171	4,638	Compass Group PLC	23,139	346
Samsung Electronics Co., Ltd.	24,079	28,795	Diageo PLC	1,832,844	54,249
Shinhan Financial Group Co., Ltd.	82,010	3,498	Ensco PLC Class A	126,300	6,362
SK Hynix, Inc.(Æ)	235,570	8,330	Experian PLC	804,201	13,749
		52,306	GlaxoSmithKline PLC - ADR	315,478	8,111
			HSBC Holdings PLC	204,727	2,110
Spain - 0.3%			Imperial Tobacco Group PLC	157,468	5,754
Amadeus IT Holding SA Class A	135,189	5,352	Marks & Spencer Group PLC	686,073	5,311
Inditex SA	2,806	419	National Grid PLC	46,471	603
Repsol SA - ADR(Ñ)	134,677	3,157	Noble Corp. PLC	205,900	6,389
			Persimmon PLC Class A(Æ)	340,834	7,357
		8,928	Reckitt Benckiser Group PLC	457,583	34,324
			Rexam PLC	817,422	6,625
Sweden - 1.4%			Rolls-Royce Holdings PLC(Æ)	23,851	465
Atlas Copco AB Class A	9,387	255	Royal Dutch Shell PLC Class A	47,436	1,638
Duni AB	260,200	3,465	Royal Dutch Shell PLC Class B	31,892	1,167
Hennes & Mauritz AB Class B	11,596	500	SABMiller PLC - ADR	11,834	533
Investor AB Class B	198,842	6,440	Shire PLC - ADR(Æ)	7,506	375
Loomis AB Class B	99,200	2,347	Standard Chartered PLC	258,914	5,278
Nordea Bank AB	1,334,300	17,861	Taylor Wimpey PLC	3,915,344	7,222
SKF AB Class B	301,308	7,989	Tesco PLC	3,259,055	17,163
Svenska Handelsbanken AB Class A	145,429	6,917	Tullow Oil PLC	430,900	5,600
Telefonaktiebolaget LM Ericsson Class B	36,408	445	Unilever PLC	16,205	623
		46,219	Vodafone Group PLC - ADR(Æ)	611,059	2,276
					283,543
Switzerland - 6.9%
ABB, Ltd.(Æ)	28,597	714	United States - 43.1%
ACE, Ltd.	4,276	401	3M Co.	195,622	25,077
Adecco SA(Æ)	134,800	10,608	Abbott Laboratories	19,662	721
Cie Financiere Richemont SA	398,757	37,010	Activision Blizzard, Inc.	283,218	4,852
Credit Suisse Group AG(Æ)	775,687	23,442	Aetna, Inc.	125,800	8,596
Holcim, Ltd.(Æ)	253,900	18,483	Air Products & Chemicals, Inc.	2,643	278
Julius Baer Group, Ltd.(Æ)	770,768	37,448	Allergan, Inc.	3,811	437
Kuehne & Nagel International AG	136,000	18,075	ALLETE, Inc.	117,700	5,883
Nestle SA	623,567	45,255	Altria Group, Inc.	25,032	882
Novartis AG	374,184	29,633	Amazon.com, Inc.(Æ)	28,669	10,283
Roche Holding AG	8,749	2,406	American Electric Power Co., Inc.	5,308	259
Syngenta AG	1,146	406	American International Group, Inc.	549,985	26,377
Zurich Insurance Group AG(Æ)	1,881	546	American Tower Corp. Class A(ö)	3,207	259
		224,427	Ameris Bancorp(Æ)	164,400	3,365
			Amgen, Inc.	6,636	789
			Apache Corp.	78,700	6,316

See accompanying notes which are an integral part of this quarterly report.

64 Russell Global Equity Fund

Russell Investment Company Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Apple, Inc.	49,465	24,762	Home Depot, Inc.	16,344	1,256
Applied Materials, Inc.	1,050,400	17,668	Honeywell International, Inc.	450,870	41,133
Arch Coal, Inc.	241,334	1,023	IHS, Inc. Class A(Æ)	70,532	7,999
Astoria Financial Corp.	444,600	5,887	Illinois Tool Works, Inc.	4,693	370
AT&T, Inc.	49,299	1,643	Independent Bank Corp.	84,292	3,048
Autodesk, Inc.(Æ)	258,588	13,253	Intel Corp.	1,518,923	37,274
Autoliv, Inc.	64,000	5,803	International Bancshares Corp.	192,518	4,507
Automatic Data Processing, Inc.	6,175	473	International Business Machines Corp.	65,085	11,499
Bank of America Corp.	974,800	16,328	Intuit, Inc.	3,611	265
Bank of New York Mellon Corp. (The)	870,570	27,823	JM Smucker Co. (The)	57,200	5,514
Baxter International, Inc.	6,597	451	Johnson & Johnson	129,398	11,448
Becton Dickinson and Co.	2,489	269	JPMorgan Chase & Co.	514,800	28,499
Bed Bath & Beyond, Inc.(Æ)	59,100	3,774	Kellogg Co.	3,211	186
Berkshire Hathaway, Inc. Class B(Æ)	22,427	2,503	Kimberly-Clark Corp.	4,880	534
Biogen Idec, Inc.(Æ)	2,567	803	Lennar Corp. Class A(Ñ)	232,500	9,337
Bloomin' Brands, Inc.(Æ)	285,908	6,567	LinkedIn Corp. Class A(Æ)	26,797	5,767
Bristol-Myers Squibb Co.	306,238	15,303	Lockheed Martin Corp.	3,292	497
Brookline Bancorp, Inc.	622,276	5,538	Lowe's Cos., Inc.	239,432	11,083
Brooks Automation, Inc.	309,177	3,138	Lululemon Athletica, Inc.(Æ)(Ñ)	171,712	7,846
Cadence Design Systems, Inc.(Æ)	488,594	6,899	Marathon Oil Corp.	187,100	6,135
Carter's, Inc.	89,800	6,039	Marathon Petroleum Corp.	80,800	7,034
Chevron Corp.	24,158	2,697	Marsh & McLennan Cos., Inc.	6,638	303
Chubb Corp. (The)	72,024	6,089	MasterCard, Inc. Class A	141,710	10,725
Cigna Corp.	62,900	5,429	Mattel, Inc.	4,269	162
Cisco Systems, Inc.	29,215	640	McDonald's Corp.	12,494	1,177
Citigroup, Inc.	280,700	13,314	McKesson Corp.	2,686	468
Clean Harbors, Inc.(Æ)	137,729	7,724	Medtronic, Inc.	651,542	36,851
Coca-Cola Co. (The)	47,667	1,803	Merck & Co., Inc.	222,183	11,769
Cognizant Technology Solutions Corp.			Meritage Homes Corp.(Æ)	18,400	894
Class A(Æ)	3,206	311	MetLife, Inc.	156,000	7,652
Colgate-Palmolive Co.	11,624	712	Microsoft Corp.	763,972	28,916
Comcast Corp. Class A(Æ)	16,638	906	Mondelez International, Inc. Class A	20,615	675
Concur Technologies, Inc.(Æ)(Ñ)	97,270	11,803	Monsanto Co.	104,948	11,182
ConocoPhillips	12,540	814	National Oilwell Varco, Inc.	160,200	12,017
Corning, Inc.	806,300	13,876	Newmont Mining Corp.	309,000	6,674
Costco Wholesale Corp.	5,441	611	NextEra Energy, Inc.	86,231	7,927
CVS Caremark Corp.	15,258	1,033	Nike, Inc. Class B	8,827	643
Danaher Corp.	7,574	563	Northrop Grumman Corp.	2,821	326
DigitalGlobe, Inc.(Æ)	350,544	13,384	Oracle Corp.	1,043,068	38,489
DIRECTV(Æ)	4,103	285	Owens Corning	200,584	7,652
DR Horton, Inc.(Ñ)	328,400	7,711	Palo Alto Networks, Inc.(Æ)	126,191	7,502
Duke Energy Corp.	8,078	570	Panera Bread Co. Class A(Æ)	49,621	8,389
Ecolab, Inc.	3,199	322	PepsiCo, Inc.	19,287	1,550
Eli Lilly & Co.	12,528	677	Pfizer, Inc.	83,348	2,534
EMC Corp.	21,667	525	PG&E Corp.	5,191	219
Emerson Electric Co.	9,086	599	Philip Morris International, Inc.	20,385	1,593
Exxon Mobil Corp.	55,662	5,130	Praxair, Inc.	257,573	32,125
Family Dollar Stores, Inc.	107,000	6,615	Precision Castparts Corp.	1,835	467
Fastenal Co.	3,667	161	priceline.com, Inc.(Æ)	7,585	8,684
Forest Laboratories, Inc.(Æ)	128,000	8,486	Procter & Gamble Co. (The)	34,156	2,617
Franklin Resources, Inc.	324,649	16,885	Prudential Financial, Inc.	60,400	5,097
Frontier Communications Corp.	1,522,400	7,155	Public Service Enterprise Group, Inc.	6,211	207
General Dynamics Corp.	157,400	15,946	Public Storage(ö)	1,724	272
General Electric Co.	307,800	7,735	PVH Corp.	67,875	8,204
General Mills, Inc.	8,129	390	QUALCOMM, Inc.	20,119	1,493
General Motors Co.	531,300	19,169	Quest Diagnostics, Inc.	95,900	5,035
Gilead Sciences, Inc.(Æ)	16,021	1,292	Raytheon Co.	4,101	390
Goldman Sachs Group, Inc. (The)	45,500	7,467	Regal Entertainment Group Class A	138,585	2,702
Google, Inc. Class A(Æ)	3,361	3,969	Ryland Group, Inc. (The)	55,200	2,464
HD Supply Holdings, Inc.(Æ)	396,302	8,509	SanDisk Corp.	87,300	6,072
Hewlett-Packard Co.	301,500	8,743	Sempra Energy	2,654	246

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 65

Russell Investment Company Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Southern Co.	9,219	380	Germany - 0.7%
Southwest Bancorp, Inc.	95,800	1,672	Henkel AG & Co. KGaA	2,106	228
Spectra Energy Corp.	8,026	289	Porsche Automobil Holding SE	76,008	7,443
St. Jude Medical, Inc.	205,400	12,474	Volkswagen AG	62,631	15,885
Starbucks Corp.	6,942	494
Starwood Hotels & Resorts Worldwide,					23,556
Inc.	140,400	10,489
Stryker Corp.	3,993	310	Total Preferred Stocks
SunTrust Banks, Inc.	224,800	8,322	(cost $30,127)		31,522
Sysco Corp.	7,205	253	Short-Term Investments - 5.5%
T Rowe Price Group, Inc.	3,206	251
Target Corp.	7,828	443	United States - 5.5%
Texas Instruments, Inc.	6,651	282	Russell U.S. Cash Management Fund	179,723,789 (∞)	179,724
Thermo Fisher Scientific, Inc.	377,062	43,415	Total Short-Term Investments
Tiffany & Co.	98,239	8,172	(cost $179,724)		179,724
Time Warner, Inc.	489,760	30,772
TJX Cos., Inc.	9,109	522	Other Securities - 1.6%
Travelers Cos., Inc. (The)	4,564	371	Russell U.S. Cash Collateral Fund(×)	52,021,339 (∞)	52,021
TripAdvisor, Inc.(Æ)	94,560	7,299	Total Other Securities
Union Pacific Corp.	5,817	1,014	(cost $52,021)		52,021
United Parcel Service, Inc. Class B	342,701	32,635	Total Investments 100.9%
United Technologies Corp.	313,605	35,757
UnitedHealth Group, Inc.	217,093	15,691	(identified cost $2,659,943)		3,291,551
US Bancorp	8,002	318	Other Assets and Liabilities,
Valassis Communications, Inc.	215,900	7,341
Valero Energy Corp.	144,500	7,384	Net - (0.9%)		(30,100)

Verizon Communications, Inc.	139,145	6,682	Net Assets - 100.0%		3,261,451
VF Corp.	4,328	253
Visa, Inc. Class A	254,133	54,748
Walgreen Co.	6,307	362
Wal-Mart Stores, Inc.	123,687	9,237
Walt Disney Co. (The)	615,697	44,706
Waste Management, Inc.	5,684	237
Waters Corp.(Æ)	229,280	24,824
Webster Financial Corp.	274,800	8,337
WellPoint, Inc.	225,500	19,393
Wells Fargo & Co.	455,500	20,652
Western Union Co. (The)	395,700	6,094
Whirlpool Corp.	53,715	7,160
Xerox Corp.	608,900	6,607
Yahoo!, Inc.(Æ)	290,043	10,447
Yum! Brands, Inc.	5,458	367
Zillow, Inc. Class A(Æ)(Ñ)	67,118	5,510
		1,405,932

Total Common Stocks
(cost $2,396,489)		3,026,764

Investments in Other Funds - 0.0%
iShares MSCI EAFE ETF	23,900	1,520
Total Investments in Other Funds
(cost $1,582)		1,520
Preferred Stocks - 1.0%
Brazil - 0.3%
Investimentos Itau SA	1,827,827	6,378
Usinas Siderurgicas de Minas Gerais
SA(Æ)	322,100	1,588
		7,966

See accompanying notes which are an integral part of this quarterly report.
66 Russell Global Equity Fund

Russell Investment Company Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$

Long Positions
CAC 40 Index Futures (France)		159	EUR	6,625	02/14	(240)
DAX Index Futures (Germany)		33	EUR	7,692	03/14	(117)
EURO STOXX 50 Index Futures (Germany)		190	EUR	5,734	03/14	(122)
FTSE 100 Index Futures (United Kingdom)		123	GBP	7,944	03/14	(300)
Hang Seng Index Futures (Hong Kong)		15	HKD	16,507	02/14	7
NIKKEI 225 Index Futures (Japan)		896	JPY	6,545,280	03/14	(4,794)
OMX 30 Index Futures (Sweden)		84	SEK	10,943	02/14	(27)
S&P 500 E-Mini Index Futures (CME)		2,073	USD	184,145	03/14	(1,555)
S&P Midcap 400 E-Mini Index Futures (CME)		62	USD	8,124	03/14	(44)
S&P TSX 60 Index Futures (Canada)		43	CAD	6,743	03/14	39
SPI 200 Index Futures (Australia)		41	AUD	5,272	03/14	(63)
TOPIX Index Futures (Japan)		371	JPY	4,507,650	03/14	(1,609)
Short Positions
EURO STOXX 50 Index Futures (Germany)		4,012	EUR	121,082	03/14	(3,559)
MSCI Emerging Markets Mini Index Futures		709	USD	32,802	03/14	2,203
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(10,181)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Bank of America	USD	140	AUD	157	03/19/14	(3)
Bank of America	USD	436	CAD	464	03/19/14	(20)
Bank of America	USD	2,067	EUR	1,500	03/19/14	(44)
Bank of America	USD	454	GBP	274	03/19/14	(3)
Bank of America	USD	63	HKD	491	03/19/14	—
Bank of America	USD	1,000	JPY	105,085	03/19/14	29
Bank of America	USD	87	SEK	560	03/19/14	(2)
Bank of America	EUR	13,641	USD	18,796	03/19/14	399
Bank of New York	USD	1,350	EUR	1,000	03/19/14	(1)
Bank of New York	USD	615	GBP	373	02/04/14	(2)
Bank of New York	USD	193	HKD	1,500	03/19/14	—
Bank of New York	USD	488	JPY	50,000	03/19/14	1
Bank of New York	CHF	544	USD	603	02/04/14	2
Bank of New York	EUR	3,700	USD	5,032	03/19/14	42
Brown Brothers Harriman	AUD	100	USD	89	03/19/14	1
Brown Brothers Harriman	CAD	100	USD	94	03/19/14	3
Brown Brothers Harriman	EUR	100	USD	137	03/19/14	3
Brown Brothers Harriman	EUR	250	USD	341	03/19/14	4
Brown Brothers Harriman	GBP	100	USD	164	03/19/14	—
Brown Brothers Harriman	GBP	100	USD	163	03/19/14	(1)
Brown Brothers Harriman	HKD	1,000	USD	129	03/19/14	—
Brown Brothers Harriman	JPY	20,000	USD	192	03/19/14	(4)
Brown Brothers Harriman	JPY	20,000	USD	194	03/19/14	(2)
Brown Brothers Harriman	SEK	1,000	USD	151	03/19/14	(1)
Citigroup	CAD	200	USD	188	03/19/14	8
Citigroup	EUR	300	USD	411	03/19/14	6
Citigroup	GBP	200	USD	328	03/19/14	(1)
Citigroup	HKD	1,000	USD	129	03/19/14	—
Citigroup	JPY	50,000	USD	477	03/19/14	(12)
Citigroup	SEK	1,000	USD	152	03/19/14	—
Deutsche Bank	USD	8,004	EUR	5,804	03/19/14	(175)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 67

Russell Investment Company Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Deutsche Bank	USD	5,206	JPY	533,124	03/19/14	13
Deutsche Bank	EUR	21,906	USD	30,206	03/19/14	661
Goldman Sachs	EUR	3,000	USD	4,079	03/19/14	33
Goldman Sachs	GBP	1,650	USD	2,707	03/19/14	(4)
Goldman Sachs	JPY	193,333	USD	1,848	03/19/14	(46)
HSBC	USD	8,004	EUR	5,804	03/19/14	(175)
HSBC	USD	5,389	GBP	3,295	03/19/14	25
HSBC	EUR	21,906	USD	30,207	03/19/14	662
JPMorgan Chase	USD	1,004	HKD	7,786	03/19/14	(1)
JPMorgan Chase	EUR	3,000	USD	4,078	03/19/14	32
JPMorgan Chase	JPY	193,333	USD	1,846	03/19/14	(47)
Morgan Stanley	USD	9	CAD	9	02/03/14	—
Morgan Stanley	USD	57	GBP	35	02/03/14	1
Morgan Stanley	USD	—	HKD	—	02/03/14	—
Morgan Stanley	USD	2,487	JPY	251,277	02/03/14	(27)
Morgan Stanley	USD	—	SEK	2	02/03/14	—
Morgan Stanley	AUD	5	USD	5	02/03/14	—
Morgan Stanley	EUR	59	USD	61	02/03/14	(19)
Morgan Stanley	HKD	—	USD	—	02/03/14	—
Royal Bank of Canada	USD	5,024	CAD	5,342	03/19/14	(232)
Royal Bank of Canada	USD	5,206	JPY	533,124	03/19/14	13
Royal Bank of Canada	EUR	21,906	USD	30,207	03/19/14	662
Standard Chartered	USD	1,004	HKD	7,786	03/19/14	(1)
State Street	USD	42	AUD	48	02/05/14	—
State Street	USD	88	AUD	100	03/19/14	(1)
State Street	USD	132	AUD	150	03/19/14	(1)
State Street	USD	178	AUD	200	03/19/14	(3)
State Street	USD	262	AUD	300	03/19/14	—
State Street	USD	262	AUD	300	03/19/14	(1)
State Street	USD	348	AUD	400	03/19/14	1
State Street	USD	2,797	AUD	3,100	03/19/14	(92)
State Street	USD	4,027	AUD	4,472	03/19/14	(125)
State Street	USD	93	CAD	100	03/19/14	(4)
State Street	USD	182	CAD	200	03/19/14	(3)
State Street	USD	187	CAD	200	03/19/14	(8)
State Street	USD	270	CAD	300	03/19/14	(1)
State Street	USD	448	CAD	500	03/19/14	1
State Street	USD	536	CAD	600	03/19/14	2
State Street	USD	3,682	CAD	4,000	03/19/14	(94)
State Street	USD	35	DKK	193	02/04/14	—
State Street	USD	8	EUR	6	02/05/14	—
State Street	USD	137	EUR	100	03/19/14	(2)
State Street	USD	272	EUR	200	03/19/14	(2)
State Street	USD	548	EUR	400	03/19/14	(8)
State Street	USD	819	EUR	600	03/19/14	(10)
State Street	USD	1,367	EUR	1,000	03/19/14	(19)
State Street	USD	2,050	EUR	1,500	03/19/14	(27)
State Street	USD	3,414	EUR	2,500	03/19/14	(42)
State Street	USD	5,432	EUR	4,000	03/19/14	(37)
State Street	USD	17,776	EUR	13,000	03/19/14	(243)
State Street	USD	1,580	GBP	958	02/04/14	(5)
State Street	USD	9	GBP	5	02/05/14	—
State Street	USD	614	GBP	373	02/05/14	(1)
State Street	USD	245	GBP	150	03/19/14	1
State Street	USD	246	GBP	150	03/19/14	1
State Street	USD	327	GBP	200	03/19/14	1
State Street	USD	663	GBP	400	03/19/14	(6)
State Street	USD	829	GBP	500	03/19/14	(7)

See accompanying notes which are an integral part of this quarterly report.
68 Russell Global Equity Fund

Russell Investment Company Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
State Street	USD	1,655	GBP	1,000	03/19/14	(11)
State Street	USD	7,538	GBP	4,600	03/19/14	21
State Street	USD	219	HKD	1,702	02/05/14	—
State Street	USD	616	HKD	4,785	02/05/14	—
State Street	USD	129	HKD	1,000	03/19/14	—
State Street	USD	129	HKD	1,000	03/19/14	—
State Street	USD	129	HKD	1,000	03/19/14	—
State Street	USD	129	HKD	1,000	03/19/14	—
State Street	USD	1,354	HKD	10,500	03/19/14	(2)
State Street	USD	96	JPY	10,000	03/19/14	2
State Street	USD	287	JPY	30,000	03/19/14	7
State Street	USD	288	JPY	30,000	03/19/14	6
State Street	USD	390	JPY	40,000	03/19/14	2
State Street	USD	489	JPY	50,000	03/19/14	—
State Street	USD	778	JPY	80,000	03/19/14	5
State Street	USD	1,174	JPY	120,000	03/19/14	—
State Street	USD	7,773	JPY	800,000	03/19/14	59
State Street	USD	155	SEK	1,000	03/19/14	(2)
State Street	USD	156	SEK	1,000	03/19/14	(3)
State Street	USD	1,306	SEK	8,500	03/19/14	(9)
State Street	USD	1,819	SEK	11,934	03/19/14	2
State Street	AUD	100	USD	89	03/19/14	2
State Street	AUD	100	USD	89	03/19/14	2
State Street	AUD	100	USD	88	03/19/14	—
State Street	AUD	150	USD	133	03/19/14	2
State Street	AUD	150	USD	133	03/19/14	2
State Street	AUD	200	USD	178	03/19/14	3
State Street	AUD	200	USD	178	03/19/14	3
State Street	AUD	200	USD	177	03/19/14	3
State Street	AUD	260	USD	231	03/19/14	4
State Street	AUD	300	USD	266	03/19/14	5
State Street	AUD	2,200	USD	1,957	03/19/14	37
State Street	BRL	2,699	USD	1,114	02/03/14	(4)
State Street	BRL	804	USD	331	02/04/14	(2)
State Street	CAD	100	USD	91	03/19/14	1
State Street	CAD	100	USD	94	03/19/14	4
State Street	CAD	100	USD	94	03/19/14	4
State Street	CAD	100	USD	91	03/19/14	1
State Street	CAD	150	USD	140	03/19/14	6
State Street	CAD	200	USD	188	03/19/14	8
State Street	CAD	200	USD	185	03/19/14	6
State Street	CAD	200	USD	188	03/19/14	9
State Street	CAD	200	USD	188	03/19/14	9
State Street	CAD	200	USD	188	03/19/14	9
State Street	CAD	340	USD	314	03/19/14	9
State Street	CAD	2,800	USD	2,627	03/19/14	115
State Street	CHF	549	USD	607	02/05/14	1
State Street	CHF	41,840	USD	47,032	03/19/14	869
State Street	EUR	11	USD	15	02/03/14	—
State Street	EUR	878	USD	1,198	02/03/14	14
State Street	EUR	2,998	USD	4,096	02/03/14	53
State Street	EUR	200	USD	275	03/19/14	5
State Street	EUR	300	USD	410	03/19/14	6
State Street	EUR	360	USD	493	03/19/14	8
State Street	EUR	400	USD	547	03/19/14	7
State Street	EUR	500	USD	679	03/19/14	5
State Street	EUR	600	USD	821	03/19/14	11
State Street	EUR	700	USD	963	03/19/14	19

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 69

Russell Investment Company Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
		Amount			Amount				(Depreciation)
Counterparty		Sold			Bought		Settlement Date		$
State Street		EUR	800		USD	1,104		03/19/14	25
State Street		EUR	800		USD	1,089		03/19/14	10
State Street		EUR	900		USD	1,239		03/19/14	25
State Street		EUR	1,100		USD	1,494		03/19/14	10
State Street		EUR	3,000		USD	4,075		03/19/14	29
State Street		EUR	21,906		USD	30,206		03/19/14	662
State Street		GBP	100		USD	166		03/19/14	1
State Street		GBP	150		USD	246		03/19/14	—
State Street		GBP	200		USD	330		03/19/14	1
State Street		GBP	200		USD	327		03/19/14	(1)
State Street		GBP	200		USD	326		03/19/14	(3)
State Street		GBP	200		USD	329		03/19/14	1
State Street		GBP	200		USD	328		03/19/14	(1)
State Street		GBP	250		USD	410		03/19/14	(1)
State Street		GBP	300		USD	488		03/19/14	(5)
State Street		GBP	400		USD	658		03/19/14	—
State Street		GBP	1,650		USD	2,705		03/19/14	(6)
State Street		HKD	1,000		USD	129		03/19/14	—
State Street		HKD	1,000		USD	129		03/19/14	—
State Street		HKD	1,000		USD	129		03/19/14	—
State Street		HKD	1,000		USD	129		03/19/14	—
State Street		HKD	7,000		USD	903		03/19/14	1
State Street		JPY	31,364		USD	305		02/03/14	(2)
State Street		JPY	246,167		USD	2,408		02/03/14	(1)
State Street		JPY	1,788		USD	17		02/05/14	—
State Street		JPY	10,000		USD	95		03/19/14	(3)
State Street		JPY	15,000		USD	143		03/19/14	(4)
State Street		JPY	20,000		USD	192		03/19/14	(4)
State Street		JPY	30,000		USD	291		03/19/14	(2)
State Street		JPY	30,000		USD	288		03/19/14	(6)
State Street		JPY	30,000		USD	292		03/19/14	(1)
State Street		JPY	30,000		USD	286		03/19/14	(7)
State Street		JPY	30,000		USD	286		03/19/14	(7)
State Street		JPY	40,000		USD	381		03/19/14	(11)
State Street		JPY	40,000		USD	383		03/19/14	(9)
State Street		JPY	60,000		USD	573		03/19/14	(14)
State Street		JPY	193,333		USD	1,846		03/19/14	(47)
State Street		SEK	1,000		USD	153		03/19/14	1
State Street		SEK	1,000		USD	152		03/19/14	(1)
State Street		SEK	6,000		USD	918		03/19/14	3
State Street		ZAR	1,448		USD	130		02/03/14	—
Westpac		USD	8,004		EUR	5,804		03/19/14	(175)
Westpac		USD	5,389		GBP	3,295		03/19/14	25
Westpac		EUR	21,906		USD	30,207		03/19/14	662
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									3,500

Presentation of Portfolio Holdings

Amounts in thousands

					Fair Value
Portfolio Summary	Level 1		Level 2			Level 3			Total
Common Stocks
Australia	$8,995			$—			$—		$8,995

See accompanying notes which are an integral part of this quarterly report.

70 Russell Global Equity Fund

Russell Investment Company Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Belgium	10,352	—		—	10,352
Bermuda	—	—		36	36
Canada	58,746	—		—	58,746
Cayman Islands	25,913	—		—	25,913
China	11,090	—		—	11,090
Denmark	10,219	—		—	10,219
Finland	11,622	—		—	11,622
France	245,123	—		—	245,123
Germany	170,210	—		—	170,210
Hong Kong	16,412	—		—	16,412
India	7,856	—		—	7,856
Ireland	61,155	—		—	61,155
Israel	7,773	—		—	7,773
Italy	31,883	—		—	31,883
Japan	149,935	—		—	149,935
Jersey	18,551	—		—	18,551
Luxembourg	9,959	—		—	9,959
Mexico	26,807	—		—	26,807
Netherlands	82,450	—		—	82,450
Netherlands Antilles	466	—		—	466
Norway	7,134	—		—	7,134
Portugal	6,974	—		—	6,974
Russia	7,203	—		—	7,203
Singapore	6,392	—		—	6,392
South Africa	7,194	—		—	7,194
South Korea	52,306	—		—	52,306
Spain	8,928	—		—	8,928
Sweden	46,219	—		—	46,219
Switzerland	224,427	—		—	224,427
Thailand	—	4,959		—	4,959
United Kingdom	283,543	—		—	283,543
United States	1,405,932	—		—	1,405,932
Investments in Other Funds	1,520	—		—	1,520
Preferred Stocks	31,522	—		—	31,522
Short-Term Investments	—	179,724		—	179,724
Other Securities	—	52,021		—	52,021
Total Investments	3,054,811	236,704		36	3,291,551

Other Financial Instruments
Futures Contracts	(10,181)	—		—	(10,181)
Foreign Currency Exchange Contracts	8	3,492		—	3,500
Total Other Financial Instruments*	$(10,173)	$3,492		$—	$(6,681)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2014, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31, 2014 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 71

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$

Common Stocks - 83.4%			EDP - Energias do Brasil SA	65,900	264
			Even Construtora e Incorporadora SA	990,000	2,937
Argentina - 0.1%			Fibria Celulose SA - ADR(Æ)(Ñ)	386,000	4,312
YPF SA - ADR	54,900	1,218	Gerdau SA - ADR(Ñ)	219,200	1,545
			Gol Linhas Aereas Inteligentes SA -
Austria - 0.0%			ADR(Æ)(Ñ)	442,500	1,739
Vienna Insurance Group AG	24,459	1,153	Grendene SA	322,184	2,136
			Grupo BTG Pactual	110,687	1,156
Bermuda - 1.4%			Hypermarcas SA	761,500	4,812
			Itau Unibanco Holding SA - ADR	465,340	5,696
Asian Citrus Holdings, Ltd.(Ñ)	1,010,000	270	JBS SA	1,721,200	6,027
Brilliance China Automotive Holdings,			Light SA	329,400	2,603
Ltd.	6,178,000	9,413	Lojas Renner SA	121,001	2,779
China Foods, Ltd.(Æ)(Ñ)	763,732	266	M Dias Branco SA(Æ)	20,500	701
Cosan, Ltd. Class A	63,000	728	Minerva SA(Æ)	219,500	999
Credicorp, Ltd.	45,800	6,042	MRV Engenharia e Participacoes SA	42,000	144
First Pacific Co., Ltd.	2,111,300	2,103	Paranapanema SA(Æ)	154,600	269
Hopson Development Holdings, Ltd.(Æ)	490,000	452	Petroleo Brasileiro SA - ADR(Æ)(Ñ)	1,713,159	19,672
Huabao International Holdings, Ltd.(Ñ)	7,633,000	3,893	Porto Seguro SA	423,653	4,942
Kerry Logistics Network, Ltd.(Æ)	919,500	1,554	Rossi Residencial SA(Æ)	1,450,577	1,172
Kosmos Energy, Ltd.(Æ)	43,662	451	Santos Brasil Participacoes SA	93,100	628
Nine Dragons Paper Holdings, Ltd.	5,813,000	5,003	Sao Martinho SA	66,000	677
SmarTone Telecommunications			Telefonica Brasil SA - ADR(Ñ)	112,670	2,141
Holdings, Ltd.(Ñ)	1,375,000	1,515	Tim Participacoes SA - ADR	396,900	10,331
TPV Technology, Ltd.(Æ)	996,000	207	Tractebel Energia SA	47,701	682
VTech Holdings, Ltd.	150,400	1,812	Ultrapar Participacoes SA	95,692	2,113
Yue Yuen Industrial Holdings, Ltd.	1,176,500	3,659	Usinas Siderurgicas de Minas Gerais
		37,368	SA(Æ)	77,200	361
			Vale SA Class B - ADR(Ñ)	1,530,445	20,334
Brazil - 7.8%					202,903
AES Tiete SA	126,700	912
All - America Latina Logistica SA	1,280,523	3,507	Canada - 0.3%
AMBEV SA - ADR	1,160,600	7,590	First Quantum Minerals, Ltd.(Æ)	435,880	7,800
B2W Cia Digital(Æ)	348,253	3,361	Torex Gold Resources, Inc.(Æ)	363,205	377
Banco Bradesco SA - ADR(Æ)	553,990	5,834
Banco do Brasil SA	2,009,100	17,392			8,177
Banco Santander Brasil SA - ADR(Æ)
(Ñ)	1,643,341	7,510	Cayman Islands - 7.8%
Banco Santander Brasil SA	347,092	1,619	51job, Inc. - ADR(Æ)(Ñ)	87,494	6,388
BB Seguridade Participacoes SA	133,900	1,260	AAC Technologies Holdings, Inc.	363,404	1,569
BM&FBovespa SA	880,400	3,499	ANTA Sports Products, Ltd.	1,720,000	2,505
BR Malls Participacoes SA	251,359	1,583	Asia Cement China Holdings Corp.	458,000	294
Braskem SA - ADR(Æ)(Ñ)	215,538	3,265	ASM Pacific Technology, Ltd.	649,098	6,062
BRF SA - ADR(Ñ)	260,100	4,599	Baidu, Inc. - ADR(Æ)	147,968	23,157
BRF SA	121,600	2,179	Belle International Holdings, Ltd. Class
CCR SA	211,892	1,364	H	1,245,000	1,325
Centrais Eletricas Brasileiras SA(Æ)	640,100	1,385	Biostime International Holdings, Ltd.(Ñ)	53,500	461
Cia Brasileira de Distribuicao Grupo Pao			Casetek Holdings, Ltd.	265,000	1,380
de Acucar - ADR(Ñ)	288,800	11,052	Chaowei Power Holdings, Ltd.	1,048,000	537
Cia de Saneamento Basico do Estado de			China Conch Venture Holdings, Ltd.(Æ)	312,400	769
Sao Paulo(Æ)	334,440	3,085	China Forestry Holdings Co., Ltd.(Æ)	871,100	—
Cia de Saneamento de Minas			China Hongqiao Group, Ltd.	579,000	362
Gerais-COPASA(Æ)	264,400	3,448	China Lesso Group Holdings, Ltd.	1,829,000	1,125
Cia Energetica de Minas Gerais			China Lumena New Materials Corp.(Ñ)	3,024,000	538
- ADR(Ñ)	735,584	4,244	China Mengniu Dairy Co., Ltd.	1,575,000	7,184
Cia Paranaense de Energia - ADR(Ñ)	166,500	1,908	China Metal Recycling Holdings, Ltd.
Cia Siderurgica Nacional SA - ADR(Æ)			(Æ)	335,400	407
(Ñ)	455,100	2,107	China Resources Cement Holdings, Ltd.	2,560,000	1,753
Cielo SA	334,200	8,896	China Sanjiang Fine Chemicals Co.,
Duratex SA(Æ)	26,800	132	Ltd.(Æ)	1,927,000	913

See accompanying notes which are an integral part of this quarterly report.
72 Russell Emerging Markets Fund

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
CIFI Holdings Group Co., Ltd.	9,394,000	1,917	Embotelladora Andina SA - ADR(Ñ)	37,685	824
CIMC Enric Holdings, Ltd.	1,842,000	2,928	Entel Chile SA	127,931	1,539
CKH Food & Health, Ltd.(Æ)	69,974	241	Sociedad Quimica y Minera de Chile
Coolpad Group, Ltd.	512,000	273	SA - ADR(Ñ)	87,600	2,182
Country Garden Holdings Co., Ltd.	15,235,000	8,319			6,319
Ctrip.com International, Ltd. - ADR(Æ)
(Ñ)	76,800	3,034	China - 4.9%
Daphne International Holdings, Ltd.(Ñ)	2,134,000	1,095
Eastern Technologies Holding	107,000	285	Agricultural Bank of China, Ltd. Class H	663,000	286
ENN Energy Holdings, Ltd.	778,000	5,031	Angang Steel Co., Ltd. Class H(Æ)(Ñ)	2,142,000	1,347
Eurasia Drilling Co., Ltd. - GDR	22,926	793	Anhui Conch Cement Co., Ltd. Class
Eurasia Drilling Co., Ltd. - GDR	13,872	480	H(Ñ)	1,609,403	5,711
Evergrande Real Estate Group, Ltd.(Ñ)	8,307,000	3,331	Bank of China, Ltd. Class H	15,361,000	6,444
Ginko International Co., Ltd.	171,000	3,142	Beijing Yanjing Brewery Co., Ltd. Class
Golden Eagle Retail Group, Ltd.(Ñ)	1,622,079	2,217	H	1,495,536	1,745
Greentown China Holdings, Ltd.	2,563,500	3,645	China BlueChemical, Ltd.	4,468,129	2,472
Hengan International Group Co., Ltd.	267,800	2,864	China Cinda Asset Management Co.,
HOSA International, Ltd.(Ñ)	222,000	60	Ltd. Class H(Æ)	822,400	532
Ju Teng International Holdings, Ltd.	3,245,000	2,144	China CITIC Bank Corp., Ltd. Class H	8,954,000	4,274
Kaisa Group Holdings, Ltd.(Æ)	4,611,000	1,362	China Construction Bank Corp. Class H	26,270,120	18,053
Kingboard Chemical Holdings, Ltd.	37,500	84	China Life Insurance Co., Ltd. Class H	448,000	1,220
Kingsoft Corp., Ltd.	623,000	2,021	China Merchants Bank Co., Ltd. Class H	3,567,467	6,214
KWG Property Holding, Ltd.	9,286,900	4,839	China National Building Material Co.,
Li Ning Co., Ltd.(Æ)	1,458,405	1,157	Ltd. Class H	5,889,841	5,626
Longfor Properties Co., Ltd.	1,088,052	1,509	China Petroleum & Chemical Corp.
Melco Crown Entertainment, Ltd. -			Class H	9,256,750	7,285
ADR(Æ)(Ñ)	209,880	8,603	China Railway Construction Corp., Ltd.
MGM China Holdings, Ltd.	604,800	2,395	Class H	1,338,500	1,111
Mindray Medical International, Ltd.			China Shenhua Energy Co., Ltd. Class H	1,092,000	2,789
- ADR(Ñ)	36,602	1,283	China Telecom Corp., Ltd. Class H	3,624,000	1,674
Minth Group, Ltd.	902,000	1,740	Chongqing Rural Commercial Bank
Mongolian Mining Corp.(Æ)	1,972,552	214	Class H	3,891,000	1,644
NagaCorp, Ltd.	2,232,000	2,117	Dongfeng Motor Group Co., Ltd. Class H	196,000	286
NetEase, Inc. - ADR(Æ)	36,630	2,746	Guangzhou Automobile Group Co., Ltd.
Pacific Textiles Holdings, Ltd.	1,083,000	1,537	Class H	1,836,000	1,801
Parkson Retail Group, Ltd.	1,567,308	477	Industrial & Commercial Bank of China,
Prince Frog International Holdings, Ltd.	1,408,000	455	Ltd. Class H	35,147,000	21,544
Real Gold Mining, Ltd.(Æ)	463,232	—	Jiangsu Expressway Co., Ltd. Class H	2,158,000	2,730
Sands China, Ltd.	2,028,700	15,666	PetroChina Co., Ltd. - ADR(Ñ)	20,000	1,918
Shenzhou International Group Holdings,			Ping An Insurance Group Co. of China,
Ltd.	1,160,000	3,973	Ltd. Class H(Ñ)	979,000	7,809
Shimao Property Holdings, Ltd.	2,672,500	5,835	Shanghai Mechanical and Electrical
SINA Corp.(Æ)	55,900	3,644	Industry Co., Ltd. Class B	335,500	670
TCL Communication Technology			Shanghai Pharmaceuticals Holding Co.,
Holdings, Ltd.	1,051,000	1,137	Ltd. Class H	1,469,400	3,615
Tencent Holdings, Ltd.	266,100	18,368	Sinopec Engineering Group Co., Ltd.
Tingyi Cayman Islands Holding Corp.	1,990,000	5,174	Class H	880,500	1,125
Trigiant Group, Ltd.(Ñ)	1,060,000	298	Sinotrans, Ltd. Class H(Æ)	2,472,000	1,029
Uni-President China Holdings, Ltd.	3,651,000	3,292	Tsingtao Brewery Co., Ltd. Class H	592,000	4,300
Vipshop Holdings, Ltd. - ADR(Æ)	31,500	3,310	Weiqiao Textile Co. Class H	1,006,000	541
Wasion Group Holdings, Ltd.	570,000	345	Wumart Stores, Inc. Class H	1,830,327	2,333
WuXi PharmaTech Cayman, Inc.			Zhejiang Expressway Co., Ltd. Class H	490,000	441
- ADR(Æ)	85,222	2,974	Zoomlion Heavy Industry Science and
Xingda International Holdings, Ltd.	3,599,000	1,962	Technology Co., Ltd.(Ñ)	3,232,925	2,607
Xinyi Glass Holdings, Ltd.	6,790,000	5,530	ZTE Corp. Class H(Æ)(Ñ)	2,474,600	5,059
Yuzhou Properties Co., Ltd.	2,244,000	490			126,235
		203,065
			Colombia - 0.3%
Chile - 0.2%			Almacenes Exito SA	158,697	2,086
Cia Cervecerias Unidas SA - ADR	166,489	1,774	Bancolombia SA	114,038	1,244

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 73

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Bancolombia SA - ADR(Ñ)	48,285	2,122	India - 5.6%
Ecopetrol SA - ADR(Ñ)	73,400	2,515	Aban Offshore, Ltd.	35,779	257
		7,967	Ambuja Cements, Ltd.(Þ)	2,073,449	5,253
			Ambuja Cements, Ltd.(Å)	233,479	592
Cyprus - 0.1%			Axis Bank, Ltd.	324,233	5,708
Global Ports Investments PLC - GDR	24,438	311	Bank of Baroda	429,696	3,767
Global Ports Investments PLC - GDR(Þ)	32,776	416	Bank of India	561,173	1,720
QIWI PLC - ADR(Ñ)	62,226	2,246	Bharti Airtel, Ltd.	1,093,938	5,453
		2,973	Cairn India, Ltd.	517,334	2,675
			Canara Bank	100,267	355
			Ceat, Ltd.	38,061	180
Czech Republic - 0.4%			Corp. Bank	45,129	179
Komercni Banka AS	45,464	9,871	Dabur India, Ltd. Class A(Þ)	1,727,469	4,734
			Dabur India, Ltd. Class A(Å)	41,449	114
Greece - 0.5%			Firstsource Solutions, Ltd.(Æ)	522,681	203
Aegean Airlines(Æ)	55,484	537	HCL Technologies, Ltd.	181,216	4,204
Folli Follie SA(Æ)	60,260	1,815	Hero MotoCorp, Ltd.	29,925	935
Hellenic Telecommunications			Hexaware Technologies, Ltd.	328,639	704
Organization SA(Æ)	112,811	1,640	Hindustan Zinc, Ltd.	413,246	854
JUMBO SA(Æ)	195,122	3,310	Housing Development & Infrastructure,
Mytilineos Holdings SA(Æ)	41,708	327	Ltd.(Æ)	732,784	491
National Bank of Greece SA	236,050	1,047	ICICI Bank, Ltd.	343,796	5,318
Piraeus Bank SA(Æ)	901,330	2,096	ICICI Bank, Ltd. - ADR	105,920	3,407
Public Power Corp. SA	77,662	1,038	Indian Bank	197,353	308
		11,810	Infosys, Ltd. - ADR	103,411	6,058
			Infosys, Ltd.	14,923	876

Hong Kong - 3.1%			Jammu & Kashmir Bank, Ltd.	23,701	525
			JK Tyre & Industries, Ltd.	33,877	77
AIA Group, Ltd.	2,239,200	10,327	Kaveri Seed Co., Ltd.(Æ)	49,135	328
BYD Electronic International Co., Ltd.			Kotak Mahindra Bank, Ltd.(Å)	348,606	3,609
(Æ)(Ñ)	4,513,500	2,223	Lupin, Ltd.(Þ)	165,018	2,320
China Agri-Industries Holdings, Ltd.	245,000	109	Lupin, Ltd.(Å)	51,191	720
China Merchants Holdings International			Mahindra & Mahindra, Ltd.	126,242	1,777
Co., Ltd.	2,020,486	6,879	Maruti Suzuki India, Ltd.	328,929	8,556
China Mobile, Ltd.	403,232	3,847	Mindtree, Ltd.	35,788	811
China Mobile, Ltd. - ADR(Ñ)	231,965	11,099	MRF, Ltd.	2,913	904
China Overseas Land & Investment, Ltd.	5,572,667	14,923	Oil & Natural Gas Corp., Ltd.	836,008	3,631
China Power International Development,			Power Finance Corp., Ltd.	158,303	345
Ltd.(Ñ)	2,303,000	770	Punjab National Bank	238,703	2,046
China Resources Enterprise, Ltd.	1,426,480	4,248	Reliance Industries, Ltd.	215,901	2,867
China Resources Power Holdings Co.,			Reliance Industries, Ltd. - GDR(Þ)	527,507	13,872
Ltd.	754,000	1,777	Shriram Transport Finance Co., Ltd.	4,142	41
China South City Holdings, Ltd.(Ñ)	3,740,000	1,927	Sun Pharmaceutical Industries, Ltd.	382,969	3,552
China Unicom Hong Kong, Ltd.			Tata Chemicals, Ltd.	316,601	1,328
- ADR(Ñ)	392,315	5,116	Tata Consultancy Services, Ltd.	245,367	8,685
CNOOC, Ltd. - ADR(Ñ)	55,216	8,505	Tata Global Beverages, Ltd.	1,325,149	2,984
Dah Chong Hong Holdings, Ltd.	447,000	261	Tata Motors, Ltd. Class A	1,774,045	4,920
Guangdong Investment, Ltd.	1,640,000	1,531	Tata Motors, Ltd.	687,840	3,819
Lenovo Group, Ltd.	5,018,200	6,467	Tata Motors, Ltd. - ADR	113,300	3,155
SinoMedia Holding, Ltd.	660,000	456	Tata Steel, Ltd.	78,070	441
Travelsky Technology, Ltd. Class H	1,121,000	1,177	Tech Mahindra, Ltd.	104,991	2,995
		81,642	UCO Bank	775,805	820
			Ultratech Cement, Ltd.	61,186	1,671
Hungary - 0.7%			Union Bank of India	1,065,090	1,832
MOL Hungarian Oil & Gas PLC	32,440	1,990	United Phosphorus, Ltd.	1,027,295	3,075
MOL Hungarian Oil & Gas PLC - ADR	4,213	129	United Spirits, Ltd.	70,495	2,765
Richter Gedeon Nyrt	798,496	16,170	Wipro, Ltd. - ADR(Ñ)	226,100	2,926
		18,289	Zee Entertainment Enterprises, Ltd.	675,667	2,873
					144,615

See accompanying notes which are an integral part of this quarterly report.
74 Russell Emerging Markets Fund

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Indonesia - 1.7%			Kuwait - 0.0%
Alam Sutera Realty Tbk PT	14,699,600	617	Mobile Telecommunications Co. KSC	270,000	650
Astra International Tbk PT	8,292,800	4,375
Bank Mandiri Persero Tbk PT	4,598,000	3,288	Luxembourg - 1.2%
Bank Negara Indonesia Persero Tbk PT	3,878,900	1,390	Kernel Holding SA(Æ)	169,597	2,051
Bank Rakyat Indonesia Persero Tbk PT	8,268,900	5,656	MHP SA - GDR	120,144	1,814
Bank Tabungan Pensiunan Nasional Tbk			O'Key Group SA - GDR	15,666	165
PT(Æ)	328,000	122	SHS Genesis Smaller Co.	102,456	13,321
Ciputra Development Tbk PT	7,767,000	546	Tenaris SA - ADR(Ñ)	128,300	5,707
Energi Mega Persada Tbk PT(Æ)	50,144,000	292	Ternium SA - ADR	297,150	8,849
Harum Energy Tbk PT	1,455,500	286
Indocement Tunggal Prakarsa Tbk PT	1,365,071	2,490			31,907
Indofood Sukses Makmur Tbk PT	217,500	123
Lippo Cikarang Tbk PT(Æ)	797,800	366	Malaysia - 1.2%
Lippo Karawaci Tbk PT	7,840,100	605	Axiata Group BHD	2,921,400	5,724
Malindo Feedmill Tbk PT	7,987,288	2,126	British American Tobacco Malaysia
Media Nusantara Citra Tbk PT	12,189,625	2,236	BHD	133,200	2,414
Modernland Realty Tbk PT(Æ)	12,075,600	384	CIMB Group Holdings BHD	796,516	1,643
Perusahaan Perkebunan London			Dayang Enterprise Holdings BHD	566,850	632
Sumatra Indonesia Tbk PT	9,158,600	1,244	DRB-Hicom BHD	111,400	91
PT Summarecon Agung Tbk	6,131,900	482	Felda Global Ventures Holdings BHD	86,900	113
Ramayana Lestari Sentosa Tbk PT	4,222,992	436	Gamuda BHD	1,027,300	1,372
Semen Indonesia Persero Tbk PT	5,485,425	6,399	IJM Corp. BHD	1,451,300	2,564
Surya Semesta Internusa Tbk PT	8,276,600	458	Inari Amertron BHD	1,111,700	524
Tambang Batubara Bukit Asam Persero			Kossan Rubber Industries	29,300	37
Tbk PT	1,702,000	1,291	KSL Holdings BHD(Æ)	374,500	250
Telekomunikasi Indonesia Persero Tbk			Lafarge Malayan Cement BHD(Æ)	205,941	522
PT	12,550,500	2,318	Malayan Banking BHD	1,259,200	3,618
Telekomunikasi Indonesia Persero Tbk			Petronas Dagangan BHD	354,200	3,236
PT - ADR(Ñ)	41,400	1,502	Puncak Niaga Holdings BHD	428,200	378
United Tractors Tbk PT	2,432,326	3,854	Sapurakencana Petroleum BHD(Æ)	2,338,100	3,058
Wijaya Karya Persero Tbk PT	3,717,900	596	Tenaga Nasional BHD	290,500	1,031
		43,482	UEM Sunrise BHD	4,609,400	2,842
			Westports Holdings BHD(Æ)	471,546	356
Ireland - 0.1%					30,405
Dragon Oil PLC	353,980	3,434
			Mexico - 3.6%
Isle of Man - 0.1%			Alfa SAB de CV Class A	2,069,840	5,835
Nostrum Oil & Gas, LP - GDR	190,812	2,097	America Movil SAB de CV - ADR	735,434	15,635
			Cemex SAB de CV - ADR(Æ)(Ñ)	704,444	8,714
			Coca-Cola Femsa SAB de CV - ADR	18,200	1,934
Israel - 0.4%			Corp. Moctezuma SAB de CV(Å)	255,663	746
Israel Chemicals, Ltd.	312,393	2,556	Desarrolladora Homex SAB de CV -
Teva Pharmaceutical Industries, Ltd.			ADR(Æ)(Ñ)	90,700	140
- ADR	186,300	8,315	Empresas ICA SAB de CV - ADR(Æ)(Ñ)	219,000	1,686
		10,871	Fomento Economico Mexicano SAB de
			CV - ADR	145,800	13,157
Jersey - 0.2%			Genomma Lab Internacional SAB de CV
Randgold Resources, Ltd.	39,817	2,748	Class B(Æ)	1,221,476	3,022
West China Cement, Ltd.	11,229,485	1,306	Gruma SAB de CV Class B(Æ)	589,150	4,790
			Grupo Aeroportuario del Sureste SAB de
		4,054	CV Class B	70,000	790
			Grupo Aeroportuario del Sureste SAB de
Kazakhstan - 0.1%			CV - ADR	37,300	4,201
KazMunaiGas Exploration Production			Grupo Financiero Banorte SAB de CV
JSC - GDR	148,040	2,142	Class O	1,971,487	12,444
			Grupo Financiero Inbursa SAB de CV
			Class O	710,054	1,771
			Grupo Lala SAB de CV Class B	1,162,147	2,476
			Grupo Televisa SAB - ADR	405,900	11,795

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 75

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Kimberly-Clark de Mexico SAB de CV			Gazprom OAO - ADR(Æ)	1,851,144	15,263
Class A	528,393	1,347	LSR Group - GDR	150,598	528
Megacable Holdings SAB de CV	344,903	1,244	LSR Group	6,272	98
Wal-Mart de Mexico SAB de CV	1,018,373	2,437	Lukoil OAO - ADR(Æ)	559,448	31,889
		94,164	Lukoil OAO - ADR	192,158	10,915
			MegaFon OAO - GDR	77,875	2,323
Netherlands - 0.3%			MMC Norilsk Nickel OJSC - ADR	309,950	4,722
			Mobile Telesystems OJSC - ADR	208,600	3,598
OCI(Æ)	79,814	3,701	Moscow Exchange MICEX-RTS OAO	2,032,933	3,551
X5 Retail Group NV - GDR(Æ)	25,297	428	NovaTek OAO - GDR	48,755	5,950
Yandex NV Class A(Æ)	100,500	3,693	Novolipetsk Steel OJSC - GDR	345,836	4,994
		7,822	Raspadskaya OAO(Æ)	297,534	254
			Rosneft OAO - GDR(Æ)	542,385	3,721
Nigeria - 0.7%			Sberbank of Russia	5,482,421	14,762
Dangote Cement PLC	723,970	1,044	Sberbank of Russia - ADR	827,004	8,935
FBN Holdings PLC	2,827,201	251	Sberbank of Russia - ADR(Æ)	601,874	6,512
FCMB Group PLC(Æ)	15,631,592	368	Sberbank of Russia - GDR(Æ)(Þ)	70,184	756
Guaranty Trust Bank PLC	22,876,292	3,868	Sistema JSFC - GDR	79,033	2,131
Guaranty Trust Bank PLC - GDR	245,944	2,080	Surgutneftegas OAO - ADR	222,666	1,711
Nigerian Breweries PLC	1,893,391	1,822	Tatneft OAO - ADR	30,790	1,018
United Bank for Africa PLC Class A	19,523,214	979			151,547
Zenith Bank PLC	48,368,224	6,928
		17,340	Singapore - 0.1%
			Keppel Land, Ltd.	568,918	1,410
Pakistan - 0.1%
Lucky Cement, Ltd.	641,500	1,887	South Africa - 3.8%
Nishat Mills, Ltd.	301,600	384	African Bank Investments, Ltd.	736,806	710
		2,271	Anglo American Platinum, Ltd.(Æ)	23,843	950
			AngloGold Ashanti, Ltd. - ADR	141,600	2,073
Panama - 0.3%			ArcelorMittal South Africa, Ltd. Class
Copa Holdings SA Class A	55,600	7,267	H(Æ)	279,244	959
			Aspen Pharmacare Holdings, Ltd.	543,841	12,304

Philippines - 0.5%			AVI, Ltd.	632,885	2,927
			Bidvest Group, Ltd.(Æ)	422,968	9,430
Alliance Global Group, Inc.	9,873,200	5,844	Capitec Bank Holdings, Ltd.(Ñ)	22,683	385
Metropolitan Bank & Trust Co. - ADR	1,869,978	3,116	Discovery Holdings, Ltd.	580,783	3,929
SM Investments Corp.	153,078	2,372	FirstRand, Ltd.	1,615,497	4,526
Universal Robina Corp.	496,900	1,295	Foschini Group, Ltd. (The)	176,398	1,473
		12,627	Impala Platinum Holdings, Ltd.	59,593	619
			Kumba Iron Ore, Ltd.	21,633	874
Poland - 0.5%			Liberty Holdings, Ltd.	25,305	260
Alior Bank SA(Æ)(Ñ)	25,257	705	Life Healthcare Group Holdings, Ltd.	637,863	2,037
Bank Pekao SA	71,274	4,196	Massmart Holdings, Ltd.	105,500	1,149
KGHM Polska Miedz SA	74,830	2,597	MMI Holdings, Ltd.	319,876	678
Polski Koncern Naftowy Orlen S.A.	121,125	1,494	MTN Group, Ltd.	190,713	3,399
Powszechna Kasa Oszczednosci Bank			Nampak, Ltd.	330,000	1,031
Polski SA	298,300	3,866	Naspers, Ltd. Class N	119,931	12,314
		12,858	Pick n Pay Holdings, Ltd.	38,790	72
			Pick n Pay Stores, Ltd.	233,583	958
			Remgro, Ltd.	164,047	2,740
Qatar - 0.2%			Reunert, Ltd.	224,929	1,294
Industries Qatar QSC	28,196	1,392	Sappi, Ltd. - ADR(Æ)	1,265,452	3,923
Ooredoo QSC	21,312	870	Sasol, Ltd. - ADR(Ñ)	140,400	6,766
Qatar National Bank SAQ	56,300	2,854	Shoprite Holdings, Ltd. - ADR	38,900	501
		5,116	Standard Bank Group, Ltd.	949,928	10,011
			Steinhoff International Holdings, Ltd.	620,579	2,559
Russia - 5.8%			Super Group, Ltd.(Æ)	197,926	484
Alrosa AO	3,494,863	3,627	Telkom SA SOC, Ltd.(Æ)	729,189	1,986
Gazprom OAO - ADR	2,922,911	24,289	Vodacom Group, Ltd. - ADR	453,705	4,794

See accompanying notes which are an integral part of this quarterly report.
76 Russell Emerging Markets Fund

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Woolworths Holdings, Ltd.	309,820	1,687	Samsung Electronics Co., Ltd. - GDR	44,802	23,487
		99,802	Samsung Engineering Co., Ltd.(Æ)	38,698	2,550
			Samsung Fire & Marine Insurance Co.,
South Korea - 12.8%			Ltd.	53,706	12,390
			Samsung Life Insurance Co., Ltd.	51,083	4,893
Amorepacific Corp.(Æ)	806	761	Samsung Techwin Co., Ltd.	73,798	3,645
Asia Paper Manufacturing Co., Ltd.(Æ)	5,070	93	Seoul Semiconductor Co., Ltd.	124,676	5,310
AtlasBX Co., Ltd.(Æ)	1,710	65	SG&G Corp.(Æ)	50,924	160
BS Financial Group, Inc.	134,140	1,980	Shinhan Financial Group Co., Ltd.	355,788	15,061
CJ Korea Express Co., Ltd.(Æ)(Ñ)	20,293	2,024	Shinsegae Co., Ltd.	11,529	2,443
CJ O Shopping Co., Ltd.	3,236	1,213	SK Holdings Co., Ltd.	14,312	2,393
Coway Co., Ltd.	37,819	2,423	SK Hynix, Inc.(Æ)	590,880	20,697
Daeduck GDS Co., Ltd.(Æ)	23,160	345	SK Networks Co., Ltd.(Æ)	24,840	194
Daum Communications Corp.(Æ)	5,599	416	SK Telecom Co., Ltd. - ADR(Ñ)	610,600	13,397
DGB Financial Group, Inc.	284,490	4,420	SK Telecom Co., Ltd.	18,400	3,715
DK UIL Co., Ltd.	14,028	145	Ssangyong Motor Co.(Æ)	106,830	811
Dongbu Insurance Co., Ltd.	4,488	223	Sungshin Cement Co., Ltd.(Æ)	55,930	367
e-LITECOM Co., Ltd.	24,111	382	Sungwoo Hitech Co., Ltd.(Æ)	10,044	144
E-Mart Co., Ltd.	4,355	1,049	Winix, Inc.	25,858	283
Haansoft, Inc.(Æ)	13,436	289	Woojeon & Handan Co., Ltd.(Æ)	92,653	639
Halla Visteon Climate Control Corp.(Æ)	85,020	3,108	Woori Finance Holdings Co., Ltd.(Æ)	324,400	3,728
Hankook Tire Co., Ltd.(Æ)	237,243	13,603
Hankook Tire Worldwide Co., Ltd.(Æ)	83,010	1,636			331,420
Hanshin Construction	26,100	266
Hansol Paper Co.	22,490	254	Spain - 0.1%
Harim Holdings Co., Ltd.(Æ)	150,151	619	Banco Santander SA - ADR	140,800	2,743
Hyosung Corp.	55,950	3,477
Hyundai Home Shopping Network Corp.	3,337	565	Switzerland - 0.1%
Hyundai Mobis	11,005	3,145	Coca-Cola HBC AG - ADR	81,799	2,167
Hyundai Motor Co.	85,293	18,649
Industrial Bank of Korea(Æ)	114,530	1,324
Interpark Corp.(Æ)	12,015	151	Taiwan - 6.9%
Jahwa Electronics Co., Ltd.(Æ)	35,340	632	Advanced Semiconductor Engineering,
JB Financial Group Co., Ltd.	169,640	1,098	Inc.	7,065,459	6,519
KB Financial Group, Inc. - ADR	166,700	5,593	Advanced Semiconductor Engineering,
KB Financial Group, Inc.	107,319	3,692	Inc. - ADR(Ñ)	847,683	3,832
KCC Corp.	18,838	8,521	Advantech Co., Ltd.	933,000	5,810
Kia Motors Corp.	184,137	9,219	Airtac International Group	192,000	1,740
KMW Co., Ltd.(Æ)	12,672	196	Alpha Networks, Inc.	520,000	421
Korea District Heating Corp.(Æ)	984	66	Asustek Computer, Inc.	419,000	3,867
Korea Electric Power Corp. - ADR(Ñ)	186,700	3,045	Catcher Technology Co., Ltd.	686,000	4,515
Korea Gas Corp.(Æ)	27,885	1,750	Chin-Poon Industrial Co., Ltd.	1,086,000	1,788
Korea Kolmar Co., Ltd.	105,540	2,789	Delta Electronics, Inc.	938,970	5,143
Korea Zinc Co., Ltd.(Æ)	8,205	2,659	Elitegroup Computer Systems Co., Ltd.
KT Corp. - ADR	253,700	3,590	(Æ)	660,360	389
Ktis Corp.	43,060	196	Giant Manufacturing Co., Ltd.	291,000	1,835
LG Chem, Ltd.	23,064	5,559	Gigabyte Technology Co., Ltd.	1,343,000	1,754
LG Display Co., Ltd.(Æ)	334,860	7,867	Global Mixed Mode Technology, Inc.	894,023	2,509
LG Display Co., Ltd. - ADR(Ñ)	209,100	2,453	Highwealth Construction Corp.	735,000	1,477
LG Electronics, Inc. Class H	50,413	3,078	Hiwin Technologies Corp.	757,782	6,854
LG Fashion Corp.	30,260	825	Hon Hai Precision Industry Co., Ltd.	4,788,273	13,379
LG International Corp.	78,120	2,146	Hung Sheng Construction, Ltd.	1,036,000	763
LIG Insurance Co., Ltd.	10,000	293	Innolux Corp.(Æ)	3,380,000	1,162
Lotte Chilsung Beverage Co., Ltd.(Æ)	3,737	5,631	Inotera Memories, Inc.(Æ)	4,535,000	3,501
Lotte Confectionery Co., Ltd.(Æ)	2,494	4,321	Inventec Corp.	5,510,000	5,040
LS Corp.	3,461	270	King Yuan Electronics Co., Ltd.	4,795,000	3,311
NAVER Corp.	4,677	2,960	King's Town Bank	110,000	107
NCSoft Corp.	30,858	5,602	Kinsus Interconnect Technology Corp.	905,000	3,136
POSCO - ADR	39,700	2,699	Largan Precision Co., Ltd.	248,117	9,518
Samchully Co., Ltd.	5,094	576	Lite-On Technology Corp.	3,619,889	5,318
Samsung Electronics Co., Ltd.	55,066	65,162	MediaTek, Inc.	1,060,022	13,996

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 77

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Micro-Star International Co., Ltd.	2,403,000	2,096	Anadolu Efes Biracilik Ve Malt Sanayii
Namchow Chemical Industrial Co., Ltd.	454,000	645	AS	203,886	2,066
Pou Chen Corp. Class B	2,849,000	3,912	Arcelik AS	1,440,667	7,123
President Chain Store Corp.	921,000	6,149	Aselsan Elektronik Sanayi Ve Ticaret AS	265,230	919
Richtek Technology Corp.	81,706	424	Asya Katilim Bankasi AS(Æ)	1,504,933	720
Shin Kong Financial Holding Co., Ltd.	4,023,000	1,346	Bolu Cimento Sanayii AS	181,820	182
Sinbon Electronics Co., Ltd.	89,000	110	Coca-Cola Icecek AS	28,600	601
Taishin Financial Holding Co., Ltd.	7,120,000	3,368	Enka Insaat ve Sanayi AS	1,787,275	5,105
Taiwan Cement Corp.	1,281,000	1,860	Eregli Demir ve Celik Fabrikalari TAS	1,311,051	1,573
Taiwan Semiconductor Manufacturing			Ford Otomotiv Sanayi AS	312,481	2,744
Co., Ltd.	9,273,133	31,800	Indeks Bilgisayar Sistemleri
Taiwan Semiconductor Manufacturing			Muhendislik Sanayi ve Ticaret AS	36,464	57
Co., Ltd. - ADR	481,900	8,154	Koza Altin Isletmeleri AS	155,929	1,340
Taiwan Styrene Monomer(Æ)	1,565,000	1,126	Koza Anadolu Metal Madencilik
Tripod Technology Corp.	1,410,020	2,562	Isletmeleri AS(Æ)	523,551	509
TSRC Corp.	1,444,930	2,049	Park Elektrik Uretim Madencilik Sanayi
Uni-President Enterprises Corp.	775,695	1,275	ve Ticaret AS(Æ)	360,704	771
United Microelectronics Corp.	5,558,000	2,268	Sinpas Gayrimenkul Yatirim Ortakligi
Yageo Corp.(Æ)	3,627,500	1,495	AS(ö)	369,652	111
		178,323	TAV Havalimanlari Holding AS	376,899	2,842
			Torunlar Gayrimenkul Yatirim Ortakligi
Thailand - 3.0%			AS(ö)	260,764	310
			Tupras Turkiye Petrol Rafinerileri AS	116,292	1,918
Airports of Thailand PCL	422,346	2,172	Turk Hava Yollari	2,325,413	6,938
Bangchak Petroleum PCL (The)	1,036,700	843	Turkcell Iletisim Hizmetleri AS(Æ)	676,780	3,347
Bangkok Bank PCL	1,760,600	9,133	Turkcell Iletisim Hizmetleri AS -
Bangkokland PCL	3,149,900	136	ADR(Æ)(Ñ)	469,291	5,843
Banpu PCL	525,000	422	Turkiye Garanti Bankasi AS	2,042,470	5,391
BEC World PCL	1,235,300	1,746	Turkiye Halk Bankasi AS	66,585	329
Big C Supercenter PCL	284,200	1,500	Ulker Biskuvi Sanayi AS	126,218	776
Central Pattana PCL	2,919,123	3,325	Yapi ve Kredi Bankasi AS	829,047	1,167
Delta Electronics Thailand PCL	1,068,400	1,717
GFPT PCL	999,200	398			53,712
Jasmine International PCL	15,861,165	3,390
KCE Electronics PCL	650,300	448	United Arab Emirates - 0.4%
Kiatnakin Bank PCL	177,300	201	Abu Dhabi Commercial Bank PJSC	884,650	1,596
LPN Development PCL	2,383,100	1,048	Air Arabia PJSC	2,879,050	1,202
Minor International PCL	2,527,400	1,598	Aldar Properties PJSC	1,097,930	1,007
Pruksa Real Estate PCL	6,188,700	3,298	Emaar Properties PJSC	2,475,630	5,399
PTT Exploration & Production PCL	836,900	3,880	First Gulf Bank PJSC	414,400	2,246
PTT Global Chemical PCL	2,645,700	5,706			11,450
PTT PCL	1,074,500	8,968
Robinson Department Store PCL	441,200	592	United Kingdom - 2.7%
Siam Cement PCL (The)	275,500	3,394
Siam Commercial Bank PCL (The)	2,348,501	10,616	Anglo American PLC	627,943	14,741
Supalai PCL	2,114,200	1,026	Anglo American PLC - ADR	114,400	1,342
Thai Beverage PCL	7,110,890	3,067	Bank of Georgia Holdings PLC	216,994	7,661
Thai Oil PCL	1,320,949	2,107	Genesis Indian Investment Co., Ltd.	197,971	16,115
Thai Union Frozen Products PCL	1,626,700	3,425	Hikma Pharmaceuticals PLC	344,561	6,801
Thanachart Capital PCL	399,900	376	SABMiller PLC - ADR	374,853	16,853
Tisco Financial Group PCL	2,059,316	2,310	Tullow Oil PLC	589,952	7,658
Tisco Financial Group PCL	146,000	164			71,171
TMB Bank PCL	11,302,905	779
		77,785	United States - 1.0%
			Avon Products, Inc.	176,200	2,624
Turkey - 2.1%			Cognizant Technology Solutions Corp.
Akfen Holding AS	138,748	252	Class A(Æ)	34,632	3,356
Aksa Akrilik Kimya Sanayii	159,468	528	ePlus, Inc.(Æ)	6,175,000	2,724
Alarko Holding AS	121,399	250	First Cash Financial Services, Inc.(Æ)	23,619	1,161
			Maginet Corp.(Æ)	60,193	3,175
			Sohu.com, Inc.(Æ)(Ñ)	128,600	9,359

See accompanying notes which are an integral part of this quarterly report.

78 Russell Emerging Markets Fund

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
X5 Retail Group NV - GDR(Æ)	200,865	3,393	Netherlands - 0.4%
		25,792	JP Morgan Structured Products BV
			Zero coupon due 02/16/17	1,146	3,139
Virgin Islands, British - 0.2%			JPMorgan Structured Products BV
Arcos Dorados Holdings, Inc. Class A(Ñ)	262,500	2,326	Zero coupon due 08/14/17	570	2,006
Mail.ru Group, Ltd. - GDR	58,831	2,191	Series 0001
		4,517	Zero coupon due 05/16/17	636	3,506
			Zero coupon due 07/02/18	23	1,209
Zimbabwe - 0.0%			Series 0002
			Zero coupon due 07/02/18	418	1,644
Delta Corp., Ltd.	496,450	589			11,504
			Switzerland - 0.1%
Total Common Stocks			Credit Suisse Nassau
(cost $2,085,772)		2,164,540	Zero coupon due 03/29/16 (Þ)	831	1,887
Preferred Stocks - 1.7%
Brazil - 0.8%			United Kingdom - 0.8%
Alpargatas SA	365,696	1,909	HSBC Bank PLC
Bradespar SA Class Preference	213,600	1,974	Zero coupon due 11/24/14	79	1,265
Centrais Eletricas Brasileiras SA(Æ)	383,200	1,493	Zero coupon due 03/27/15	32	390
Cia Brasileira de Distribuicao Grupo Pao			Zero coupon due 05/04/15	116	5,382
de Acucar Class Preference	18,900	731	Zero coupon due 09/12/16	76	3,836
Cia Energetica de Minas Gerais	381,847	2,204	Series 0001
Cia Energetica de Sao Paulo Class			Zero coupon due 12/05/14	204	4,778
Preference(Æ)	268,300	2,565	Series 0006
Investimentos Itau SA	1,410,285	4,921	Zero coupon due 02/23/15	8,370	4,128
Lojas Americanas SA	300,937	1,833			19,779
Marcopolo SA	467,200	1,003	United States - 0.0%
Metalurgica Gerdau SA Class A	151,100	1,341	Citigroup, Inc.
Telefonica Brasil SA	110	2	Zero coupon due 02/04/16	498	836
Usinas Siderurgicas de Minas Gerais			JP Morgan Structured Products BV
SA(Æ)	141,500	698	Zero coupon due 08/14/17	20	3
		20,674			839
			Total Certificates of Participation
Chile - 0.0%			(cost $33,184)		34,009
Embotelladora Andina SA	61,665	229	Warrants & Rights - 0.6%
Embotelladora Andina SA Class A	13,200	40	Curacao - 0.2%
		269	Emaar Properties PJSC(Æ)

Colombia - 0.0%			2015 Warrants	1,749,480	3,810
			First Gulf Bank PJSC(Æ)
Bancolombia SA	5,694	63	2015 Warrants	533,770	2,887
					6,697
Russia - 0.3%
AK Transneft OAO	2,600	5,928	Germany - 0.3%
Rostelecom OJSC	267,177	546	Abu Dhabi Commercial Bank PJSC(Æ)
		6,474	2019 Warrants	468,130	844
			Aldar Properties PJSC(Æ)
South Korea - 0.6%			2017 Warrants	2,526,950	2,305
Hyundai Motor Co.	45,230	5,311	Almarai Co.(Æ)(Þ)
LG Chem, Ltd.	10,426	1,295	2016 Warrants	67,549	1,076
Samsung Electronics Co., Ltd. Class			Commercial Bank of Qatar QSC (The)
Preference	9,305	8,269	(Æ)
		14,875	2017 Warrants	188,058	3,692
					7,917
Total Preferred Stocks
(cost $36,607)		42,355	Netherlands - 0.1%
Certificates of Participation - 1.3%			Grasim Industries, Ltd.(Æ)

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 79

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

	Principal	Fair
	Amount ($)	Value
	or Shares	$
2017 Warrants	37,300	1,520

Total Warrants & Rights
(cost $12,632)		16,134
Short-Term Investments - 11.2%
United States - 11.2%
Russell U.S. Cash Management Fund	291,215,236 (∞)	291,215
Total Short-Term Investments
(cost $291,215)		291,215
Other Securities - 6.0%
Russell U.S. Cash Collateral Fund(×)	156,530,587 (∞)	156,531
Total Other Securities
(cost $156,531)		156,531
Total Investments 104.2%
(identified cost $2,615,941)		2,704,784

Other Assets and Liabilities,
Net - (4.2%)		(108,424)

Net Assets - 100.0%		2,596,360

See accompanying notes which are an integral part of this quarterly report.

80 Russell Emerging Markets Fund

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal		Cost per	Cost		Fair Value
% of Net Assets	Acquisition	Amount ($)		Unit	(000)		(000)
Securities	Date	or Shares		$ $			$
0.2%
Ambuja Cements, Ltd.	05/24/12	INR	233,479		2.69	628	592
Corp. Moctezuma SAB de CV	03/01/06	MXN	255,663		1.79	458	746
Dabur India, Ltd.	10/28/11	INR	41,449		2.06	86	114
Kotak Mahindra Bank, Ltd.	03/26/12	INR	348,606		10.46	3,646	3,609
Lupin, Ltd.	07/15/11	INR	51,191		11.10	568	720
							5,781
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of	Notional		Expiration		(Depreciation)
		Contracts	Amount		Date		$

Long Positions
BIST-30 Futures (Turkey)		2,165	TRY	16,351	02/14		(802)
FTSE JSE Top 40 Index Futures (South Africa)		637	ZAR	258,399	03/14		(559)
Hang Seng Index Futures (Hong Kong)		235	HKD	258,606	02/14		121
H-shares Index Futures (Hong Kong)		539	HKD	264,299	02/14		(29)
KOSPI 200 Index Futures (South Korea)		405	KRW 51,536,250		03/14		(172)
Mexico Bolsa Index Futures (Mexico)		491	MXN	201,094	03/14		(451)
MSCI Taiwan Index Futures (Taiwan)		1,353	USD	40,062	02/14		(993)
SGX CNX Nifty Index Futures (India)		1,830	USD	22,337	02/14		(268)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(3,153)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount		Amount				(Depreciation)
Counterparty	Sold		Bought		Settlement Date		$
Bank of America	USD	2,941	BRL	7,000	02/04/14		(40)
Bank of America	USD	3,391	BRL	8,000	02/04/14		(76)
Bank of America	USD	5,019	BRL	12,000	02/04/14		(46)
Bank of America	USD	6,044	BRL	14,495	02/04/14		(38)
Bank of America	USD	12,273	BRL	29,000	02/04/14		(256)
Bank of America	USD	13,601	BRL	33,000	02/04/14		74
Bank of America	USD	16,278	BRL	39,495	02/04/14		88
Bank of America	USD	28,438	BRL	69,000	02/04/14		154
Bank of America	USD	16,076	BRL	39,495	03/06/14		161
Bank of America	USD	2,837	HKD	22,000	03/19/14		(3)
Bank of America	USD	1,928	INR	120,000	03/19/14		(32)
Bank of America	USD	3,792	INR	240,000	03/19/14		—
Bank of America	USD	15,472	INR	980,000	03/19/14		12
Bank of America	USD	4,705	KRW 5,000,000		03/19/14		(46)
Bank of America	USD	37,754	KRW 40,000,000		03/19/14		(483)
Bank of America	USD	765	MXN	10,000	03/19/14		(20)
Bank of America	USD	24	TRY	50	03/19/14		(2)
Bank of America	USD	144	TRY	300	03/19/14		(13)
Bank of America	USD	170	TRY	350	03/19/14		(17)
Bank of America	USD	637	TRY	1,400	03/19/14		(26)
Bank of America	USD	1,328	TRY	3,000	03/19/14		(18)
Bank of America	USD	2,450	TRY	5,052	03/19/14		(242)
Bank of America	USD	4,972	TRY	11,000	03/19/14		(167)

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 81

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Bank of America	USD	2,129	ZAR	23,000	03/19/14	(73)
Bank of America	BRL	7,000	USD	2,885	02/04/14	(16)
Bank of America	BRL	8,000	USD	3,297	02/04/14	(18)
Bank of America	BRL	12,000	USD	4,946	02/04/14	(27)
Bank of America	BRL	14,495	USD	5,974	02/04/14	(32)
Bank of America	BRL	29,000	USD	11,952	02/04/14	(65)
Bank of America	BRL	33,000	USD	13,936	02/04/14	261
Bank of America	BRL	39,495	USD	16,196	02/04/14	(169)
Bank of America	BRL	69,000	USD	28,973	02/04/14	381
Bank of America	KRW 23,000,000		USD	21,433	03/19/14	3
Bank of America	TRY	8,000	USD	3,500	03/19/14	5
Bank of New York	USD	3,206	INR	200,000	03/19/14	(46)
Bank of New York	USD	8,840	INR	550,000	03/19/14	(149)
Bank of New York	USD	18,824	KRW 20,000,000		03/19/14	(188)
Bank of New York	INR	600,000	USD	9,591	03/19/14	110
Barclays	USD	1,420	KRW 1,503,729		03/18/14	(19)
Barclays	USD	2,742	MYR	8,958	03/18/14	(72)
Barclays	USD	3,161	MYR	10,111	03/18/14	(147)
Barclays	USD	3,483	MYR	11,208	03/18/14	(142)
Barclays	USD	4,004	PHP	172,356	03/18/14	(204)
Barclays	USD	2,325	PLN	7,123	03/18/14	(71)
Barclays	USD	4,293	TWD	126,255	03/18/14	(120)
Barclays	CZK	49,566	USD	2,470	03/18/14	41
Barclays	HKD	39,050	USD	5,029	02/04/14	(1)
Barclays	INR	164,931	USD	2,627	03/18/14	21
Barclays	KRW 8,867,723		USD	8,400	03/18/14	137
Barclays	TWD	93,250	USD	3,112	03/18/14	30
Brown Brothers Harriman	USD	14,187	HKD	110,000	03/19/14	(17)
Credit Suisse	USD	4,072	ZAR	42,662	03/19/14	(258)
Deutsche Bank	USD	16,942	BRL	40,000	02/04/14	(367)
Deutsche Bank	USD	4,050	INR	254,500	03/19/14	(28)
Deutsche Bank	USD	3,320	KRW 3,507,500		03/19/14	(52)
Deutsche Bank	USD	5,627	KRW 6,000,000		03/19/14	(36)
Deutsche Bank	USD	8,417	KRW 9,000,000		03/19/14	(31)
Deutsche Bank	USD	2,279	MXN	30,000	03/19/14	(44)
Deutsche Bank	USD	2,743	MXN	35,506	03/19/14	(97)
Deutsche Bank	USD	1,357	TRY	3,000	03/19/14	(46)
Deutsche Bank	USD	3,716	ZAR	40,000	03/19/14	(140)
Deutsche Bank	BRL	40,000	USD	16,486	02/04/14	(89)
Deutsche Bank	INR	1,250,000	USD	19,778	03/19/14	28
Deutsche Bank	KRW 47,000,000		USD	43,725	03/19/14	(67)
Goldman Sachs	USD	10,237	BRL	24,838	02/04/14	55
Goldman Sachs	USD	10,253	BRL	24,838	02/04/14	39
Goldman Sachs	USD	1,913	HKD	14,831	03/19/14	(3)
Goldman Sachs	USD	27,085	HKD	210,000	03/19/14	(33)
Goldman Sachs	USD	30,310	HKD	235,000	03/19/14	(38)
Goldman Sachs	USD	2,409	INR	150,000	03/19/14	(39)
Goldman Sachs	USD	5,618	KRW 6,000,000		03/19/14	(27)
Goldman Sachs	USD	90	MXN	1,183	03/19/14	(2)
Goldman Sachs	USD	6,105	MXN	80,000	03/19/14	(144)
Goldman Sachs	USD	976	PLN	3,044	03/18/14	(13)
Goldman Sachs	USD	2,714	TRY	6,000	03/19/14	(93)
Goldman Sachs	USD	454	ZAR	4,811	03/19/14	(24)
Goldman Sachs	USD	8,721	ZAR	95,000	03/19/14	(228)
Goldman Sachs	BRL	24,838	USD	10,331	02/04/14	39
Goldman Sachs	KRW 4,338,857		USD	4,081	03/18/14	38
Goldman Sachs	RUB	51,144	USD	1,483	03/18/14	41
Goldman Sachs	TRY	552	USD	253	03/19/14	11

See accompanying notes which are an integral part of this quarterly report.
82 Russell Emerging Markets Fund

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
JPMorgan Chase	USD	23,367	BRL	56,000	02/04/14	(162)
JPMorgan Chase	USD	10,496	HKD	81,362	03/19/14	(15)
JPMorgan Chase	USD	54,168	HKD	420,000	03/19/14	(65)
JPMorgan Chase	USD	2,743	MXN	35,506	03/19/14	(97)
JPMorgan Chase	USD	11,390	MXN	150,000	03/19/14	(212)
JPMorgan Chase	USD	4,072	ZAR	42,662	03/19/14	(258)
JPMorgan Chase	USD	16,717	ZAR	180,000	03/19/14	(625)
JPMorgan Chase	BRL	56,000	USD	23,080	02/04/14	(125)
JPMorgan Chase	MXN	180,000	USD	13,715	03/19/14	302
JPMorgan Chase	ZAR	220,000	USD	20,423	03/19/14	753
Royal Bank of Scotland	USD	3,503	CLP	1,867,735	03/18/14	(157)
Royal Bank of Scotland	USD	1,657	COP	3,213,742	03/18/14	(67)
Royal Bank of Scotland	USD	9,481	INR	590,000	03/19/14	(159)
Royal Bank of Scotland	USD	2,221	MXN	28,731	03/18/14	(80)
Royal Bank of Scotland	USD	3,702	MXN	48,395	03/18/14	(95)
Royal Bank of Scotland	USD	1,105	ZAR	11,432	03/18/14	(82)
Royal Bank of Scotland	USD	1,989	ZAR	21,038	03/18/14	(108)
Royal Bank of Scotland	USD	2,080	ZAR	23,037	03/18/14	(20)
Royal Bank of Scotland	USD	6,863	ZAR	71,865	03/18/14	(437)
Royal Bank of Scotland	COP	3,213,742	USD	1,632	03/18/14	42
Royal Bank of Scotland	HUF	730,234	USD	3,254	03/18/14	109
Royal Bank of Scotland	PHP	48,869	USD	1,097	03/18/14	19
Royal Bank of Scotland	RUB	154,857	USD	4,654	03/18/14	287
Standard Chartered	USD	1,370	BRL	3,263	02/04/14	(18)
Standard Chartered	USD	8,846	BRL	21,575	02/04/14	95
Standard Chartered	USD	10,496	HKD	81,362	03/19/14	(15)
Standard Chartered	USD	2,165	IDR 6,458,072		03/18/14	(14)
Standard Chartered	USD	2,652	INR	164,931	03/18/14	(46)
Standard Chartered	USD	1,043	ZAR	10,947	03/18/14	(64)
Standard Chartered	BRL	3,263	USD	1,345	02/04/14	(7)
Standard Chartered	BRL	3,263	USD	1,347	02/04/14	(5)
Standard Chartered	BRL	21,575	USD	8,906	02/04/14	(34)
Standard Chartered	BRL	21,575	USD	8,892	02/04/14	(48)
Standard Chartered	BRL	21,575	USD	8,655	05/05/14	(85)
Standard Chartered	KRW	886,499	USD	833	03/18/14	7
Standard Chartered	RUB	44,824	USD	1,340	03/18/14	76
Standard Chartered	TWD	33,005	USD	1,107	03/18/14	16
State Street	USD	8	BRL	19	02/03/14	—
State Street	USD	13	BRL	32	02/03/14	—
State Street	USD	564	BRL	1,364	02/03/14	2
State Street	USD	9	BRL	23	02/04/14	—
State Street	USD	1,656	BRL	4,030	02/04/14	14
State Street	USD	16,278	BRL	39,495	02/04/14	88
State Street	USD	44	BRL	106	02/05/14	—
State Street	USD	16,099	BRL	39,495	03/06/14	138
State Street	USD	44	EUR	32	02/03/14	(1)
State Street	USD	8	HKD	60	02/04/14	—
State Street	USD	16	HKD	120	02/04/14	—
State Street	USD	85	HKD	663	02/04/14	—
State Street	USD	8	HKD	60	02/05/14	—
State Street	USD	8	HKD	65	02/05/14	—
State Street	USD	78	HKD	602	02/05/14	—
State Street	USD	141	HKD	1,092	02/05/14	—
State Street	USD	1,815	HKD	14,093	02/05/14	—
State Street	USD	3,257	HKD	25,285	02/05/14	—
State Street	USD	3,224	HKD	25,000	03/19/14	(4)
State Street	USD	5,158	HKD	40,000	03/19/14	(5)
State Street	USD	8,383	HKD	65,000	03/19/14	(10)

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 83

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
State Street	USD	236	INR	15,000	03/19/14	1
State Street	USD	4,088	INR	254,500	03/19/14	(66)
State Street	USD	153	KRW	163,189	02/03/14	—
State Street	USD	158	KRW	168,571	02/03/14	—
State Street	USD	195	KRW	207,893	02/03/14	—
State Street	USD	378	KRW	400,000	03/19/14	(5)
State Street	USD	3,321	KRW 3,507,500		03/19/14	(53)
State Street	USD	19,716	KRW 21,000,000		03/19/14	(150)
State Street	USD	758	MXN	10,000	03/19/14	(13)
State Street	USD	1,879	MXN	25,000	03/19/14	(17)
State Street	USD	8,315	MXN	110,000	03/19/14	(118)
State Street	USD	166	MYR	551	02/04/14	(1)
State Street	USD	176	MYR	590	02/05/14	—
State Street	USD	7	THB	245	02/04/14	—
State Street	USD	18	TRY	41	02/03/14	—
State Street	USD	466	TRY	1,062	02/03/14	3
State Street	USD	3,824	TRY	8,500	03/19/14	(111)
State Street	USD	26	ZAR	289	02/03/14	—
State Street	USD	162	ZAR	1,789	02/03/14	(1)
State Street	USD	15	ZAR	171	02/04/14	—
State Street	USD	15	ZAR	170	02/06/14	—
State Street	USD	32	ZAR	360	02/06/14	1
State Street	USD	55	ZAR	621	02/07/14	1
State Street	USD	77	ZAR	866	02/07/14	1
State Street	USD	94	ZAR	1,049	02/07/14	—
State Street	USD	2,286	ZAR	25,000	03/19/14	(51)
State Street	USD	12,366	ZAR	136,000	03/19/14	(207)
State Street	BRL	102	USD	42	02/03/14	—
State Street	BRL	510	USD	211	02/03/14	—
State Street	BRL	39,495	USD	16,220	02/04/14	(146)
State Street	CZK	45,700	USD	2,288	03/18/14	49
State Street	HKD	372	USD	48	02/04/14	—
State Street	HKD	65	USD	8	02/05/14	—
State Street	HKD	344	USD	44	02/05/14	—
State Street	HKD	11,060	USD	1,424	02/05/14	(1)
State Street	HKD	230,000	USD	29,649	03/19/14	22
State Street	HKD	500,000	USD	64,484	03/19/14	76
State Street	KRW 3,000,000		USD	2,835	03/19/14	40
State Street	MXN	90,000	USD	6,730	03/19/14	24
State Street	SGD	244	USD	192	02/03/14	—
State Street	SGD	135	USD	106	02/04/14	—
State Street	SGD	215	USD	168	02/05/14	—
State Street	THB	40,967	USD	1,232	03/18/14	(6)
State Street	TRY	4,943	USD	2,388	03/18/14	228
State Street	TRY	14,300	USD	6,510	03/19/14	262
State Street	ZAR	275	USD	25	02/03/14	—
State Street	ZAR	735	USD	65	02/03/14	(1)
State Street	ZAR	1,163	USD	104	02/03/14	—
State Street	ZAR	157	USD	14	02/04/14	—
State Street	ZAR	6,262	USD	566	02/04/14	3
State Street	ZAR	389	USD	34	02/05/14	(1)
State Street	ZAR	1,104	USD	98	02/06/14	(1)
State Street	ZAR	110,000	USD	10,042	03/19/14	207
UBS	USD	6,045	BRL	14,495	02/04/14	(39)
UBS	BRL	14,495	USD	5,974	02/04/14	(32)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(4,545)

See accompanying notes which are an integral part of this quarterly report.
84 Russell Emerging Markets Fund

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Index Swap Contracts
Amounts in thousands
							Termination
Fund Receives Underlying Security	Counterparty		Notional Amount		Terms		Date	Fair Value $
					Total Return of Underlying
Bovespa Index Futures	Goldman Sachs		BRL	14,003	Security at Termination		02/13/14	(336)
					Total Return of Underlying
Bovespa Index Futures	Goldman Sachs		BRL	13,054	Security at Termination		02/13/14	(280)
					Total Return of Underlying
Bovespa Index Futures	Goldman Sachs		BRL	36,538	Security at Termination		02/19/14	(585)
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)								(1,201)

Presentation of Portfolio Holdings

Amounts in thousands

					Fair Value
Portfolio Summary	Level 1			Level 2	Level 3			Total
Common Stocks
Argentina		$1,218			$—	$—		$1,218
Austria		—			1,153	—		1,153
Bermuda		8,775			28,593	—		37,368
Brazil		202,903			—	—		202,903
Canada		8,177			—	—		8,177
Cayman Islands		56,388			146,270	407		203,065
Chile		6,319			—	—		6,319
China		2,450			123,785	—		126,235
Colombia		7,967			—	—		7,967
Cyprus		2,277			280	416		2,973
Czech Republic		—			9,871	—		9,871
Greece		—			11,810	—		11,810
Hong Kong		24,720			56,922	—		81,642
Hungary		—			18,160	129		18,289
India		29,040			115,575	—		144,615
Indonesia		1,502			41,980	—		43,482
Ireland		—			3,434	—		3,434
Isle of Man		2,097			—	—		2,097
Israel		8,315			2,556	—		10,871
Jersey		—			4,054	—		4,054
Kazakhstan		2,142			—	—		2,142
Kuwait		—			650	—		650
Luxembourg		29,691			2,216	—		31,907
Malaysia		—			30,405	—		30,405
Mexico		94,164			—	—		94,164
Netherlands		4,121			3,701	—		7,822
Nigeria		15,260			2,080	—		17,340
Pakistan		—			2,271	—		2,271
Panama		7,267			—	—		7,267
Philippines		—			12,627	—		12,627
Poland		—			12,858	—		12,858
Qatar		—			5,116	—		5,116
Russia		106,110			45,437	—		151,547
Singapore		—			1,410	—		1,410
South Africa		8,839			90,963	—		99,802
South Korea		37,304			294,116	—		331,420
Spain		2,743			—	—		2,743
Switzerland		—			2,167	—		2,167
Taiwan		11,986			166,337	—		178,323
Thailand		164			77,621	—		77,785
Turkey		5,843			47,869	—		53,712
United Arab Emirates		—			11,450	—		11,450
United Kingdom		1,342			69,829	—		71,171
United States		19,675			6,117	—		25,792

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 85

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Virgin Islands, British	2,326	2,191			—		4,517
Zimbabwe	589	—			—		589
Preferred Stocks	27,480	14,875			—		42,355
Certificates of Participation	3	32,119			1,887		34,009
Warrants & Rights	—	16,134			—		16,134
Short-Term Investments	—	291,215			—		291,215
Other Securities	—	156,531			—		156,531
Total Investments	739,197	1,962,748			2,839		2,704,784

Other Financial Instruments
Futures Contracts	(3,153)	—			—		(3,153)
Foreign Currency Exchange Contracts	(42)	(4,503)			—		(4,545)
Index Swap Contracts	—	(1,201)			—		(1,201)
Total Other Financial Instruments*	$(3,195)	$(5,704)			$—		$(8,899)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2014, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31, 2014 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

86 Russell Emerging Markets Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$

Common Stocks - 92.8%			Kellogg Co.	2,940	170
			Kimberly-Clark Corp.	14,952	1,635
Consumer Discretionary - 13.5%			Kraft Foods Group, Inc.(Æ)	6,728	352
Amazon.com, Inc.(Æ)	6,840	2,453	Kroger Co. (The)	14,200	513
AutoZone, Inc.(Æ)	2,200	1,089	Molson Coors Brewing Co. Class B	7,000	368
Avon Products, Inc.	91,290	1,359	Mondelez International, Inc. Class A	220,173	7,211
CBS Corp. Class B	29,600	1,738	PepsiCo, Inc.	100,726	8,094
Coach, Inc.	3,900	187	Philip Morris International, Inc.	61,281	4,789
Comcast Corp. Class A(Æ)	312,128	16,512	Procter & Gamble Co. (The)	120,064	9,199
Costco Wholesale Corp.	10,900	1,225	Reynolds American, Inc.	3,567	173
CST Brands, Inc.	3,500	112	Sysco Corp.	6,717	236
DISH Network Corp. Class A(Æ)	10,810	610	Walgreen Co.	10,724	615
eBay, Inc.(Æ)	98,490	5,240
Expedia, Inc.	5,900	383			64,256
Ford Motor Co.	438,476	6,560
General Motors Co.	164,700	5,942	Energy - 8.1%
Harman International Industries, Inc.	3,300	341	Anadarko Petroleum Corp.	13,050	1,053
Home Depot, Inc.	40,070	3,079	Apache Corp.	45,350	3,640
Interpublic Group of Cos., Inc. (The)	74,150	1,210	Baker Hughes, Inc.	28,300	1,603
Johnson Controls, Inc.	21,100	973	Cheniere Energy, Inc.(Æ)	5,800	255
KAR Auction Services, Inc.	77,244	2,149	Chevron Corp.	62,326	6,958
Lennar Corp. Class A	2,800	112	ConocoPhillips	20,000	1,299
Liberty Global PLC(Æ)	36,303	2,880	Devon Energy Corp.	1,400	83
Lowe's Cos., Inc.	201,850	9,344	Ensco PLC Class A	16,820	847
Macy's, Inc.	12,300	654	EOG Resources, Inc.	8,830	1,459
McDonald's Corp.	2,500	235	EQT Corp.	7,800	724
Nike, Inc. Class B	28,889	2,105	Exxon Mobil Corp.	108,325	9,983
Nordstrom, Inc.	7,670	441	Halliburton Co.	117,120	5,740
Norwegian Cruise Line Holdings, Ltd.(Æ)	67,800	2,374	Hess Corp.	1,100	83
priceline.com, Inc.(Æ)	2,380	2,725	Kinder Morgan, Inc.	84,132	2,861
PulteGroup, Inc.	44,100	896	Marathon Oil Corp.	31,200	1,023
Ross Stores, Inc.	9,400	638	Marathon Petroleum Corp.	13,240	1,153
Royal Caribbean Cruises, Ltd.	11,100	551	National Oilwell Varco, Inc.	56,360	4,228
Starbucks Corp.	94,503	6,721	Occidental Petroleum Corp.	103,007	9,020
Starwood Hotels & Resorts Worldwide, Inc.	59,560	4,450	Phillips 66(Æ)	22,750	1,663
Time Warner Cable, Inc.	11,030	1,470	Schlumberger, Ltd.	141,983	12,433
Time Warner, Inc.	108,210	6,799	Southwestern Energy Co.(Æ)	23,400	952
TJX Cos., Inc.	38,990	2,236	Spectra Energy Corp.	2,400	86
TRW Automotive Holdings Corp.(Æ)	3,600	267	Valero Energy Corp.	42,780	2,186
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	4,132	354	Weatherford International, Ltd.(Æ)	213,863	2,896
VF Corp.	35,920	2,100	Williams Cos., Inc. (The)	13,700	555
Viacom, Inc. Class B	31,265	2,567			72,783
Wal-Mart Stores, Inc.	10,100	754
Walt Disney Co. (The)	121,977	8,857	Financial Services - 17.7%
Wyndham Worldwide Corp.	60,555	4,296	ACE, Ltd.	69,169	6,489
Yum! Brands, Inc.	83,440	5,603	Aflac, Inc.	1,300	82
		120,591	Alliance Data Systems Corp.(Æ)	1,700	407
			American Express Co.	71,680	6,094
Consumer Staples - 7.2%			American International Group, Inc.	214,836	10,304
Altria Group, Inc.	22,736	801	American Tower Corp. Class A(ö)	87,280	7,059
Anheuser-Busch InBev NV - ADR	33,761	3,237	Aon PLC	64,570	5,195
Archer-Daniels-Midland Co.	37,559	1,483	AvalonBay Communities, Inc.(ö)	5,000	617
Coca-Cola Co. (The)	111,233	4,207	Axis Capital Holdings, Ltd.	7,100	320
Coca-Cola Enterprises, Inc.	8,500	368	Bank of America Corp.	245,540	4,113
Colgate-Palmolive Co.	94,516	5,787	Berkshire Hathaway, Inc. Class B(Æ)	69,021	7,703
Constellation Brands, Inc. Class A(Æ)	4,300	330	Boston Properties, Inc.(ö)	7,300	789
CVS Caremark Corp.	172,039	11,651	Capital One Financial Corp.	125,561	8,866
Dr Pepper Snapple Group, Inc.	17,500	838	Citigroup, Inc.	173,120	8,211
Energizer Holdings, Inc.	1,600	151	Comerica, Inc.	8,400	385
General Mills, Inc.	42,656	2,048	Discover Financial Services	6,200	333
			Everest Re Group, Ltd.	900	130

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Large Cap Fund 87

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Fidelity National Information Services, Inc.	2,700	137	Perrigo Co. PLC	31,840	4,956
Fotex Holding SE(Æ)	110,660	3,521	Pfizer, Inc.	186,867	5,681
Goldman Sachs Group, Inc. (The)	44,875	7,365	Regeneron Pharmaceuticals, Inc.(Æ)	4,577	1,321
Hartford Financial Services Group, Inc.	156,160	5,192	Sanofi - ADR	161,057	7,876
Highwoods Properties, Inc.(ö)	15,920	591	St. Jude Medical, Inc.	49,246	2,991
IntercontinentalExchange Group, Inc.	6,390	1,334	Stryker Corp.	8,085	627
Invesco, Ltd.	31,200	1,037	Teva Pharmaceutical Industries, Ltd. - ADR	89,950	4,014
JPMorgan Chase & Co.	153,520	8,499	Thermo Fisher Scientific, Inc.	65,352	7,525
Kilroy Realty Corp.(ö)	9,100	480	UnitedHealth Group, Inc.	97,102	7,018
Lincoln National Corp.	3,000	144	Valeant Pharmaceuticals International, Inc.
Loews Corp.	55,100	2,457	(Æ)	4,400	597
Markel Corp.(Æ)	7,284	3,927	Vertex Pharmaceuticals, Inc.(Æ)	8,600	680
Marsh & McLennan Cos., Inc.	17,500	800	WellPoint, Inc.	28,868	2,483
MasterCard, Inc. Class A	19,000	1,438	Zoetis, Inc. Class A	13,699	416
MetLife, Inc.	196,752	9,651			108,455
Morgan Stanley	60,670	1,790
PNC Financial Services Group, Inc. (The)	7,370	589	Materials and Processing - 4.8%
Prologis, Inc.(ö)	12,700	492	Agrium, Inc.	14,300	1,246
Prudential Financial, Inc.	8,500	717	Air Products & Chemicals, Inc.	8,200	862
Realogy Holdings Corp.(Æ)	100,872	4,597	Alcoa, Inc.	64,190	739
Simon Property Group, Inc.(ö)	8,030	1,243	AngloGold Ashanti, Ltd. - ADR	120,050	1,758
State Street Corp.	94,050	6,297	Axiall Corp.	5,720	228
SunTrust Banks, Inc.	10,100	374	Ball Corp.	5,700	292
SVB Financial Group(Æ)	3,400	382	Barrick Gold Corp.	64,750	1,248
TD Ameritrade Holding Corp.	6,600	206	CF Industries Holdings, Inc.	1,700	392
Unum Group	107,160	3,451	Crown Holdings, Inc.(Æ)	13,100	538
US Bancorp	11,100	441	Dow Chemical Co. (The)	94,036	4,280
Ventas, Inc.(ö)	4,500	281	Ecolab, Inc.	71,362	7,175
Visa, Inc. Class A	52,441	11,297	EI du Pont de Nemours & Co.	14,100	860
Wells Fargo & Co.	292,870	13,279	Fastenal Co.	88,100	3,870
		159,106	Freeport-McMoRan Copper & Gold, Inc.	28,860	935
			Ingersoll-Rand PLC	25,100	1,476
Health Care - 12.1%			Mallinckrodt PLC	143	8
Abbott Laboratories	26,097	957	Masco Corp.	34,250	725
AbbVie, Inc.	64,941	3,197	Monsanto Co.	59,280	6,316
Actavis PLC(Æ)	2,960	559	PPG Industries, Inc.	2,125	388
Aetna, Inc.	4,893	334	Praxair, Inc.	73,200	9,129
Alexion Pharmaceuticals, Inc.(Æ)	7,010	1,113	Rock Tenn Co. Class A	1,300	132
Allergan, Inc.	44,562	5,107	United States Steel Corp.	11,860	310
Amgen, Inc.	29,626	3,524			42,907
Baxter International, Inc.	35,584	2,430
Becton Dickinson and Co.	459	50	Producer Durables - 9.9%
Biogen Idec, Inc.(Æ)	20,600	6,440	3M Co.	8,000	1,025
Bristol-Myers Squibb Co.	79,300	3,963	Accenture PLC Class A	9,400	751
CareFusion Corp.(Æ)	22,300	909	ADT Corp. (The)	49,020	1,473
Celgene Corp.(Æ)	21,158	3,214	Automatic Data Processing, Inc.	67,710	5,187
Cerner Corp.(Æ)	80,680	4,590	Boeing Co. (The)	27,028	3,386
Covidien PLC	118,205	8,066	Caterpillar, Inc.	2,400	225
Eli Lilly & Co.	2,353	127	CSX Corp.	145,200	3,907
Express Scripts Holding Co.(Æ)	1,948	145	Cummins, Inc.	700	89
Gilead Sciences, Inc.(Æ)	3,676	296	Danaher Corp.	2,200	164
Humana, Inc.	14,620	1,422	Deere & Co.	5,600	481
IDEXX Laboratories, Inc.(Æ)	21,860	2,498	Delta Air Lines, Inc.	9,300	285
Intuitive Surgical, Inc.(Æ)	90	37	Eaton Corp. PLC	15,750	1,151
Johnson & Johnson	104,991	9,289	Emerson Electric Co.	40,620	2,678
McKesson Corp.	7,134	1,244	FedEx Corp.	1,200	160
Medtronic, Inc.	2,397	136	Flowserve Corp.	4,020	291
Merck & Co., Inc.	46,062	2,440	Fluor Corp.	27,270	2,071
Mylan, Inc.(Æ)	2,000	91	General Dynamics Corp.	1,100	111
PerkinElmer, Inc.	2,100	92	General Electric Co.	219,124	5,507
See accompanying notes which are an integral part of this quarterly report.
88 Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Honeywell International, Inc.	156,710	14,297	Utilities - 4.6%
Illinois Tool Works, Inc.	1,400	110	American Electric Power Co., Inc.	43,877	2,142
Lockheed Martin Corp.	1,000	151	American Water Works Co., Inc.	6,600	281
Mettler-Toledo International, Inc.(Æ)	1,800	443	AT&T, Inc.	133,692	4,455
Norfolk Southern Corp.	12,920	1,196	Calpine Corp.(Æ)	222,255	4,218
Northrop Grumman Corp.	900	104	Canadian Natural Resources, Ltd.	89,400	2,928
PACCAR, Inc.	67,510	3,781	CenturyLink, Inc.	114,954	3,318
Parker Hannifin Corp.	800	91	CMS Energy Corp.	22,540	626
Pentair, Ltd.	6,410	476	Dominion Resources, Inc.	12,571	854
Raytheon Co.	19,950	1,897	DTE Energy Co.	13,880	947
Sensata Technologies Holding NV(Æ)	183,939	6,887	Duke Energy Corp.	21,458	1,515
SPX Corp.	4,600	458	Exelon Corp.	18,626	540
TransDigm Group, Inc.	25,425	4,247	NextEra Energy, Inc.	35,151	3,231
Unilever NV	58,300	2,177	NiSource, Inc.	25,300	869
Union Pacific Corp.	50,070	8,724	NRG Energy, Inc.	53,500	1,490
United Continental Holdings, Inc.(Æ)	5,800	266	PG&E Corp.	9,681	408
United Parcel Service, Inc. Class B	8,000	762	Questar Corp.	15,000	350
United Technologies Corp.	112,962	12,880	Sempra Energy	14,900	1,381
Waste Management, Inc.	1,700	71	Southern Co.	18,942	781
WW Grainger, Inc.	3,870	907	Sprint Corp.(Æ)	30,689	254
		88,867	Talisman Energy, Inc.	357,550	3,844
			Verizon Communications, Inc.	149,952	7,201
Technology - 14.9%					41,633
Adobe Systems, Inc.(Æ)	28,510	1,688
Analog Devices, Inc.	72,116	3,481	Total Common Stocks
Apple, Inc.	34,061	17,051	(cost $639,309)		832,278
Applied Materials, Inc.	108,700	1,828
ARM Holdings PLC - ADR	200	9	Short-Term Investments - 6.7%
Avago Technologies, Ltd. Class A	23,580	1,288	Russell U.S. Cash Management Fund	60,199,135 (∞)	60,199
CA, Inc.	112,400	3,606	Total Short-Term Investments
Cisco Systems, Inc.	220,990	4,842	(cost $60,199)		60,199
Citrix Systems, Inc.(Æ)	6,800	368
Cognizant Technology Solutions Corp. Class			Total Investments 99.5%
A(Æ)	16,200	1,570	(identified cost $699,508)		892,477
EMC Corp.	344,539	8,352
Equinix, Inc.(Æ)	14,200	2,630	Other Assets and Liabilities,
Facebook, Inc. Class A(Æ)	37,400	2,340	Net - 0.5%		4,610
Freescale Semiconductor, Ltd.(Æ)	7,400	134
Google, Inc. Class A(Æ)	14,758	17,429	Net Assets - 100.0%		897,087
Hewlett-Packard Co.	37,670	1,092
International Business Machines Corp.	8,660	1,530
Intuit, Inc.	43,241	3,167
KLA-Tencor Corp.	9,400	578
Lam Research Corp.(Æ)	17,725	897
LinkedIn Corp. Class A(Æ)	13,340	2,871
Microsoft Corp.	347,514	13,153
NetApp, Inc.	2,800	119
Oracle Corp.	411,305	15,177
QUALCOMM, Inc.	173,244	12,858
Salesforce.com, Inc.(Æ)	51,520	3,118
SanDisk Corp.	9,430	656
SAP AG - ADR	47,080	3,598
Splunk, Inc.(Æ)	14,363	1,106
Texas Instruments, Inc.	2,800	119
Twitter, Inc.(Æ)	2,959	191
Tyco International, Ltd.	133,931	5,423
VMware, Inc. Class A(Æ)	3,500	315
Xilinx, Inc.	23,600	1,096

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Large Cap Fund 89

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$

Long Positions
Russell 1000 Value Index Futures		262	USD	23,305	03/14	(172)
S&P 500 E-Mini Index Futures (CME)		213	USD	18,921	03/14	(152)
S&P E-Mini Consumer Staples Select Sector Index Futures (CME)		143	USD	5,827	03/14	(177)
S&P E-Mini Health Care Select Sector Index Futures (CME)		104	USD	5,829	03/14	152
S&P E-Mini Technology Select Sector Index Futures (CME)		169	USD	5,880	03/14	30
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(319)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$120,591	$—			$—	$120,591
Consumer Staples	64,256	—			—	64,256
Energy	72,783	—			—	72,783
Financial Services	159,106	—			—	159,106
Health Care	108,455	—			—	108,455
Materials and Processing	42,907	—			—	42,907
Producer Durables	88,867	—			—	88,867
Technology	133,680	—			—	133,680
Utilities	41,633	—			—	41,633
Short-Term Investments	—	60,199			—	60,199
Total Investments	832,278	60,199			—	892,477

Other Financial Instruments
Futures Contracts	(319)	—			—	(319)
Total Other Financial Instruments*	$(319)	$—			$—	$(319)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

90 Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$

Common Stocks - 90.3%			PulteGroup, Inc.	8,808	179
			PVH Corp.	3,420	413
Consumer Discretionary - 14.9%			Red Robin Gourmet Burgers, Inc.(Æ)	2,684	173
1-800-Flowers.com, Inc. Class A(Æ)	16,643	84	Ross Stores, Inc.	2,423	165
Aaron's, Inc. Class A	5,967	160	Scholastic Corp.	3,049	101
ANN, Inc.(Æ)	23,687	766	Scientific Games Corp. Class A(Æ)	8,175	115
Barnes & Noble, Inc.(Æ)	7,464	101	Service Corp. International	12,050	213
Beazer Homes USA, Inc.(Æ)	5,350	120	Shoe Carnival, Inc.	6,564	162
Biglari Holdings, Inc.(Æ)	264	115	Shutterfly, Inc.(Æ)	32,215	1,526
Brinker International, Inc.	5,264	255	Signet Jewelers, Ltd.	3,562	283
Buffalo Wild Wings, Inc.(Æ)	8,460	1,200	Stage Stores, Inc.(Ñ)	42,375	831
Cabela's, Inc.(Æ)	23,222	1,553	Starz(Æ)	5,402	151
Callaway Golf Co.	14,281	117	Tenneco, Inc.(Æ)	19,393	1,102
Capella Education Co.	16,801	1,048	Tiffany & Co.	1,713	142
CarMax, Inc.(Æ)	3,653	165	Tilly's, Inc. Class A(Æ)	43,868	509
Carter's, Inc.	10,389	699	TiVo, Inc.(Æ)	9,635	119
Cato Corp. (The) Class A	28,730	803	Tumi Holdings, Inc.(Æ)	20,770	416
Cedar Fair, LP	20,239	1,007	Tupperware Brands Corp.	2,897	227
Cheesecake Factory, Inc. (The)	15,561	693	Urban Outfitters, Inc.(Æ)	15,600	559
Chico's FAS, Inc.	10,882	181	Wolverine World Wide, Inc.	4,580	128
Conn's, Inc.(Æ)	8,910	541	Wyndham Worldwide Corp.	2,673	190
Conversant, Inc.(Æ)	5,359	115	Zale Corp.(Æ)	84,619	1,279
Cooper Tire & Rubber Co.	4,229	99
Dana Holding Corp.	9,122	173			39,732
DeVry Education Group, Inc.(Ñ)	20,148	728
Domino's Pizza, Inc.	15,004	1,059	Consumer Staples - 2.9%
Dorman Products, Inc.(Æ)	30,612	1,597	Boulder Brands, Inc.(Æ)(Ñ)	56,190	806
DR Horton, Inc.(Ñ)	8,130	191	Casey's General Stores, Inc.	31,428	2,158
DreamWorks Animation SKG, Inc. Class			Constellation Brands, Inc. Class A(Æ)	2,422	186
A(Æ)	5,210	176	Fresh Market, Inc. (The)(Æ)	25,790	901
Dunkin' Brands Group, Inc.	10,080	469	Hain Celestial Group, Inc. (The)(Æ)	2,875	264
Ethan Allen Interiors, Inc.	28,109	709	JM Smucker Co. (The)	1,628	157
Fifth & Pacific Cos., Inc.(Æ)	27,270	783	Monster Beverage Corp.(Æ)	2,242	152
Five Below, Inc.(Æ)(Ñ)	19,710	722	Rite Aid Corp.(Æ)	92,220	512
Fortune Brands Home & Security, Inc.	14,370	648	SUPERVALU, Inc.(Æ)(Ñ)	97,351	563
Gannett Co., Inc.	6,655	183	TreeHouse Foods, Inc.(Æ)	26,398	1,738
Gentex Corp.	6,490	210	United Natural Foods, Inc.(Æ)	5,020	339
Gentherm, Inc.(Æ)	69,354	1,767			7,776
G-III Apparel Group, Ltd.(Æ)	19,400	1,357
Goodyear Tire & Rubber Co. (The)	9,881	234	Energy - 3.4%
Grand Canyon Education, Inc.(Æ)	5,539	243	Arch Coal, Inc.	25,606	109
Hanesbrands, Inc.	3,303	235	Basic Energy Services, Inc.(Æ)	12,175	208
Helen of Troy, Ltd.(Æ)	13,050	718	Bill Barrett Corp.(Æ)(Ñ)	26,324	737
Hertz Global Holdings, Inc.(Æ)	6,972	181	C&J Energy Services, Inc.(Æ)	5,121	120
hhgregg, Inc.(Æ)(Ñ)	8,187	68	Cabot Oil & Gas Corp.	4,672	187
Hibbett Sports, Inc.(Æ)(Ñ)	11,310	679	Carrizo Oil & Gas, Inc.(Æ)	3,467	142
HomeAway, Inc.(Æ)	12,670	518	Dril-Quip, Inc.(Æ)	13,530	1,361
Iconix Brand Group, Inc.(Æ)	6,370	237	Exterran Holdings, Inc.(Æ)	6,626	230
Interpublic Group of Cos., Inc. (The)	14,186	232	First Solar, Inc.(Æ)	4,514	228
Jack in the Box, Inc.(Æ)	23,145	1,170	Gulfport Energy Corp.(Æ)	11,852	722
John Wiley & Sons, Inc. Class A(Æ)	3,050	165	Key Energy Services, Inc.(Æ)	99,275	724
Lamar Advertising Co. Class A(Æ)	2,710	132	Magnum Hunter Resources Corp.(Æ)	16,631	139
Liberty Media Corp. Class A(Æ)	1,049	138	Oceaneering International, Inc.	3,328	227
Life Time Fitness, Inc.(Æ)(Ñ)	2,971	122	Oil States International, Inc.(Æ)	2,537	238
LKQ Corp.(Æ)	46,780	1,266	PowerSecure International, Inc.(Æ)	43,410	838
Matthews International Corp. Class A	13,450	572	Rosetta Resources, Inc.(Æ)	15,646	667
Monro Muffler Brake, Inc.(Ñ)	36,008	1,999	SunCoke Energy, Inc.(Æ)	6,822	151
Pandora Media, Inc.(Æ)	12,153	438	SunPower Corp. Class A(Æ)(Ñ)	7,412	240
Pier 1 Imports, Inc.	6,392	122	Superior Energy Services, Inc.	21,861	517
Polaris Industries, Inc.	3,810	477	Synergy Resources Corp.(Æ)	12,491	108
Pool Corp.	3,851	209	Tesoro Corp.	3,098	160

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 91

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Walter Energy, Inc. Class A(Ñ)	9,167	104	Huntington Bancshares, Inc.	21,443	194
Whiting Petroleum Corp.(Æ)	3,249	190	Iberiabank Corp.	2,759	182
Willbros Group, Inc.(Æ)	78,382	654	Imperial Holdings, Inc.(Æ)	12,830	79
World Fuel Services Corp.	3,486	149	Inland Real Estate Corp.(ö)	14,388	152
		9,150	iStar Financial, Inc.(Æ)(Ñ)(ö)	15,472	239
			Kayne Anderson Energy Development Co.	5,082	143
Financial Services - 16.7%			KeyCorp	15,208	194
Advent Software, Inc.	3,915	129	Macerich Co. (The)(ö)	2,415	137
American Equity Investment Life Holding			Markel Corp.(Æ)	428	231
Co.(Ñ)	43,411	953	MarketAxess Holdings, Inc.	11,340	711
AmREIT, Inc. Class B(ö)	5,047	82	MBIA, Inc.(Æ)	1,319	14
Apollo Investment Corp.	14,408	122	MGIC Investment Corp.(Æ)	142,292	1,208
Ares Capital Corp.	10,550	187	Mid-America Apartment Communities, Inc.
Argo Group International Holdings, Ltd.	21,594	971	(ö)	11,279	728
Artisan Partners Asset Management, Inc.			National Health Investors, Inc.(ö)	8,853	557
Class A	6,670	423	Navigators Group, Inc. (The)(Æ)	2,541	151
Assured Guaranty, Ltd.	7,127	151	New York Mortgage Trust, Inc.(ö)	15,102	108
Astoria Financial Corp.	9,124	121	Northwest Bancshares, Inc.	8,090	114
Axis Capital Holdings, Ltd.	5,244	236	Ocwen Financial Corp.(Æ)	10,770	475
Banco Latinoamericano de Comercio Exterior			Old National Bancorp	45,085	631
SA Class E	6,718	171	Old Republic International Corp.	9,627	150
BancorpSouth, Inc.	33,785	796	Oritani Financial Corp.	8,387	132
Bank of the Ozarks, Inc.	19,410	1,231	PacWest Bancorp(Ñ)	24,410	979
Broadridge Financial Solutions, Inc.	5,818	211	Pebblebrook Hotel Trust(ö)	4,149	125
Camden Property Trust(ö)	3,242	200	PennyMac Mortgage Investment Trust(ö)	6,200	146
Cardtronics, Inc.(Æ)	48,055	1,851	Post Properties, Inc.(ö)	3,782	177
Cash America International, Inc.	2,781	102	Prosperity Bancshares, Inc.	10,670	667
CBL & Associates Properties, Inc.(ö)	7,166	122	PS Business Parks, Inc.(ö)	10,300	809
CBOE Holdings, Inc.	3,885	202	Radian Group, Inc.(Ñ)	16,993	253
Cedar Realty Trust, Inc.(ö)	19,364	122	Raymond James Financial, Inc.	4,148	211
Chesapeake Lodging Trust(ö)	28,284	689	Reinsurance Group of America, Inc. Class A	2,399	179
Chimera Investment Corp.(ö)	44,201	138	Resource Capital Corp.(ö)	17,431	103
Columbia Banking System, Inc.	5,350	140	Retail Opportunity Investments Corp.(ö)	7,625	110
Community Bank System, Inc.	23,529	838	Ryman Hospitality Properties, Inc.(Ñ)(ö)	4,049	167
Corrections Corp. of America(ö)	5,353	180	Selective Insurance Group, Inc.	77,271	1,817
CVB Financial Corp.	10,947	163	Signature Bank(Æ)	14,612	1,784
DuPont Fabros Technology, Inc.(ö)	19,425	505	SL Green Realty Corp.(ö)	1,767	166
Education Realty Trust, Inc. Class A(ö)	73,125	660	StanCorp Financial Group, Inc.	2,315	149
Endurance Specialty Holdings, Ltd.	16,213	849	Sun Communities, Inc.(ö)	20,089	939
Equifax, Inc.	4,071	285	Tanger Factory Outlet Centers, Inc.(ö)	5,573	186
Evercore Partners, Inc. Class A	10,170	568	Two Harbors Investment Corp.(ö)	15,043	148
Extra Space Storage, Inc.(ö)	5,406	247	UMB Financial Corp.	13,725	814
Fair Isaac Corp.	18,637	1,013	Umpqua Holdings Corp.(Ñ)	54,842	963
Federal Agricultural Mortgage Corp. Class C	4,640	142	United Bankshares, Inc.(Ñ)	14,545	435
Federal Realty Investment Trust(ö)	2,297	250	Universal Insurance Holdings, Inc.(Æ)	8,695	97
FelCor Lodging Trust, Inc.(ö)	130,794	1,067	Ventas, Inc.(ö)	2,256	141
Fidelity National Financial, Inc. Class A	7,383	233	Waddell & Reed Financial, Inc. Class A	4,533	294
Financial Engines, Inc.	8,390	511	Walter Investment Management Corp.(Æ)	19,071	588
First Financial Bankshares, Inc.(Ñ)	8,660	530	Webster Financial Corp.	25,008	759
First Industrial Realty Trust, Inc.(ö)	79,522	1,365	Westamerica Bancorporation(Ñ)	2,187	108
First Midwest Bancorp, Inc.	41,249	659	WEX, Inc.(Æ)	1,440	119
FNB Corp.	54,025	640	WisdomTree Investments, Inc.(Æ)	22,740	321
Glacier Bancorp, Inc.	39,829	1,053	WSFS Financial Corp.	2,677	192
Green Dot Corp. Class A(Æ)	6,919	156	Zillow, Inc. Class A(Æ)(Ñ)	4,770	392
Hanover Insurance Group, Inc. (The)	16,570	920	Zions Bancorporation	6,307	181
Health Care, Inc.(ö)	1,344	78			44,573
Healthcare Realty Trust, Inc.(ö)	39,335	902
Home Loan Servicing Solutions, Ltd.	4,301	88	Health Care - 10.9%
Home Properties, Inc.(ö)	2,156	120	Acadia Healthcare Co., Inc.(Æ)	33,144	1,692
Hudson City Bancorp, Inc.	16,855	152	Actavis PLC(Æ)	829	157

See accompanying notes which are an integral part of this quarterly report.

92 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Aegerion Pharmaceuticals, Inc.(Æ)	8,820	529	Ball Corp.	4,470	229
Akorn, Inc.(Æ)	52,050	1,182	Belden, Inc.	3,748	242
Alere, Inc.(Æ)	5,509	209	Calgon Carbon Corp.(Æ)	44,000	894
Alexion Pharmaceuticals, Inc.(Æ)	1,299	206	Carpenter Technology Corp.	11,214	652
Align Technology, Inc.(Æ)	13,365	794	Clarcor, Inc.	13,025	722
Alkermes PLC(Æ)	12,630	615	Compass Minerals International, Inc.	8,599	676
Analogic Corp.	10,850	1,038	Crown Holdings, Inc.(Æ)	5,723	235
Auxilium Pharmaceuticals, Inc.(Æ)	5,769	148	Eagle Materials, Inc.	3,008	237
BioMarin Pharmaceutical, Inc.(Æ)	2,801	193	Eastman Chemical Co.	2,170	169
Catamaran Corp.(Æ)	21,685	1,054	Hexcel Corp.(Æ)	13,620	568
Celldex Therapeutics, Inc.(Æ)	7,464	192	Horsehead Holding Corp.(Æ)	11,069	169
Chemed Corp.(Ñ)	2,336	184	International Flavors & Fragrances, Inc.	7,060	612
Community Health Systems, Inc.(Æ)	13,880	575	Intrepid Potash, Inc.(Æ)	34,742	511
Cooper Cos., Inc. (The)	2,058	256	Koppers Holdings, Inc.	20,600	814
Covance, Inc.(Æ)	2,640	250	Lennox International, Inc.	3,222	279
DexCom, Inc.(Æ)	3,956	160	Methanex Corp.	10,170	609
Endo Health Solutions, Inc.(Æ)	3,319	219	Minerals Technologies, Inc.	19,497	1,008
Galena Biopharma, Inc.(Æ)(Ñ)	26,636	140	Owens Corning	4,057	155
Greatbatch, Inc.(Æ)	34,475	1,466	Packaging Corp. of America	4,726	305
Haemonetics Corp.(Æ)	36,742	1,392	PGT, Inc.(Æ)	77,927	832
HeartWare International, Inc.(Æ)	1,206	120	PolyOne Corp.	19,420	690
Henry Schein, Inc.(Æ)	1,751	201	Post Holdings, Inc.(Æ)	2,767	148
Hologic, Inc.(Æ)	9,896	211	RBC Bearings, Inc.(Æ)	1,937	125
ICON PLC(Æ)	29,360	1,233	RPM International, Inc.	6,601	262
Integra LifeSciences Holdings Corp.(Æ)	14,714	684	Sensient Technologies Corp.	15,022	735
Invacare Corp.	43,472	877	Sonoco Products Co.	3,919	162
IPC The Hospitalist Co., Inc.(Æ)	17,962	959	Steel Dynamics, Inc.	8,638	142
Ironwood Pharmaceuticals, Inc. Class A(Æ)			Unifi, Inc.(Æ)	27,799	645
(Ñ)	28,560	396	Universal Forest Products, Inc.	2,625	138
Isis Pharmaceuticals, Inc.(Æ)(Ñ)	5,927	303	USG Corp.(Æ)(Ñ)	11,760	360
LifePoint Hospitals, Inc.(Æ)	10,743	570	WR Grace & Co.(Æ)	2,986	282
MedAssets, Inc.(Æ)	8,685	191			15,266
Medivation, Inc.(Æ)	2,210	176
MEDNAX, Inc.(Æ)	14,800	823	Producer Durables - 17.6%
Meridian Bioscience, Inc.(Ñ)	4,439	101	Accuride Corp.(Æ)	119,581	456
MiMedx Group, Inc.(Æ)(Ñ)	87,460	686	Actuant Corp. Class A	19,973	684
MWI Veterinary Supply, Inc.(Æ)	12,092	2,252	Advanced Emissions Solutions, Inc.(Æ)	20,558	1,026
NPS Pharmaceuticals, Inc.(Æ)	22,650	810	Advisory Board Co. (The)(Æ)	18,811	1,191
Omnicell, Inc.(Æ)	8,346	216	Aircastle, Ltd.	8,190	155
Orexigen Therapeutics, Inc.(Æ)(Ñ)	26,292	179	Alaska Air Group, Inc.	7,580	599
Orthofix International NV(Æ)	4,798	99	Allegiant Travel Co. Class A	1,795	164
Pharmacyclics, Inc.(Æ)	4,650	619	Altra Industrial Motion Corp.	9,725	305
Puma Biotechnology, Inc.(Æ)(Ñ)	3,200	378	Ametek, Inc.	3,761	186
Quality Systems, Inc.	5,811	107	Applied Industrial Technologies, Inc.	4,000	202
Questcor Pharmaceuticals, Inc.	15,180	1,017	B/E Aerospace, Inc.(Æ)	6,700	532
Regeneron Pharmaceuticals, Inc.(Æ)	337	97	Barnes Group, Inc.	29,809	1,116
Salix Pharmaceuticals, Ltd.(Æ)	5,540	539	Barrett Business Services, Inc.	7,835	614
Seattle Genetics, Inc.(Æ)(Ñ)	4,553	204	Blount International, Inc.(Æ)	53,700	688
Team Health Holdings, Inc.(Æ)	6,080	262	Briggs & Stratton Corp.	25,164	530
Tenet Healthcare Corp.(Æ)	4,944	227	Bristow Group, Inc.	21,441	1,539
US Physical Therapy, Inc.	25,812	813	Carlisle Cos., Inc.	3,258	243
VCA Antech, Inc.(Æ)	22,908	732	CDI Corp.	6,882	118
Veeva Systems, Inc. Class A(Æ)(Ñ)	12,430	395	Celadon Group, Inc.	5,958	124
		29,128	Chicago Bridge & Iron Co.	3,261	245
			Colfax Corp.(Æ)	6,210	374
Materials and Processing - 5.7%			Commercial Vehicle Group, Inc.(Æ)	72,659	581
AAON, Inc.	7,484	222	Con-way, Inc.	3,100	119
Acuity Brands, Inc.	8,420	1,070	CoStar Group, Inc.(Æ)	7,050	1,213
Airgas, Inc.	1,657	171	Echo Global Logistics, Inc.(Æ)	37,990	771
Ashland, Inc.	2,108	196	Electronics For Imaging, Inc.(Æ)	5,224	221

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 93

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
EnPro Industries, Inc.(Æ)(Ñ)	16,406	1,190	Zebra Technologies Corp. Class A(Æ)	17,575	966
ESCO Technologies, Inc.	27,075	945			46,910
ExlService Holdings, Inc.(Æ)	25,858	650
Forward Air Corp.	3,832	171	Technology - 15.2%
Franklin Electric Co., Inc.	17,335	691	Anixter International, Inc.	5,770	506
G&K Services, Inc. Class A	9,175	513	Ansys, Inc.(Æ)	2,899	228
GATX Corp.	20,275	1,174	AOL, Inc.(Æ)	5,211	240
Generac Holdings, Inc.	9,130	439	Applied Micro Circuits Corp.(Æ)	13,404	135
Genesee & Wyoming, Inc. Class A(Æ)	6,244	564	Aruba Networks, Inc.(Æ)(Ñ)	33,700	664
GrafTech International, Ltd.(Æ)(Ñ)	7,237	74	Aspen Technology, Inc.(Æ)	51,650	2,354
Granite Construction, Inc.	4,810	160	Atmel Corp.(Æ)	18,159	152
Gulfmark Offshore, Inc. Class A	30,450	1,296	Avnet, Inc.	5,180	213
Harsco Corp.	31,725	806	Blackbaud, Inc.	3,189	110
Healthcare Services Group, Inc.	4,418	120	Bottomline Technologies de, Inc.(Æ)	28,443	985
HEICO Corp.	4,771	254	Brightcove, Inc.(Æ)	10,102	108
Herman Miller, Inc.	24,462	686	CalAmp Corp.(Æ)	9,800	289
HNI Corp.	4,654	160	Cavium, Inc.(Æ)	17,320	644
Hub Group, Inc. Class A(Æ)	3,063	127	Checkpoint Systems, Inc.(Æ)	57,547	768
Itron, Inc.(Æ)	2,914	118	comScore, Inc.(Æ)	49,292	1,351
Kansas City Southern	1,553	164	Cornerstone OnDemand, Inc.(Æ)	10,610	605
KBR, Inc.	6,364	199	Dealertrack Technologies, Inc.(Æ)	41,440	1,933
Kirby Corp.(Æ)	3,600	359	Digimarc Corp.	26,210	959
Knight Transportation, Inc.	46,775	999	DigitalGlobe, Inc.(Æ)	5,661	216
Knoll, Inc.	33,555	557	Diodes, Inc.(Æ)	25,387	582
Lexmark International, Inc. Class A	4,190	164	EarthLink Holdings Corp.	137,775	598
Littelfuse, Inc.	2,549	228	Ellie Mae, Inc.(Æ)(Ñ)	23,040	601
Manitowoc Co., Inc. (The)	7,453	212	Emulex Corp.(Æ)	13,717	101
MasTec, Inc.(Æ)	15,770	567	Entegris, Inc.(Æ)	55,297	582
MAXIMUS, Inc.	31,160	1,320	Envestnet, Inc.(Æ)	10,902	466
Measurement Specialties, Inc.(Æ)	13,845	764	EPAM Systems, Inc.(Æ)	41,250	1,687
Mettler-Toledo International, Inc.(Æ)	812	200	Equinix, Inc.(Æ)	697	129
Middleby Corp.(Æ)	2,190	540	Fabrinet(Æ)	48,542	897
Navigant Consulting, Inc.(Æ)	8,155	143	Fairchild Semiconductor International, Inc.
Orbital Sciences Corp.(Æ)	9,617	235	Class A(Æ)	42,365	541
Pall Corp.	2,164	173	Groupon, Inc. Class A(Æ)	45,440	475
Pentair, Ltd.	2,929	218	Infoblox, Inc.(Æ)	15,299	537
PHH Corp.(Æ)	17,958	436	IPG Photonics Corp.(Æ)(Ñ)	1,991	133
Proto Labs, Inc.(Æ)(Ñ)	9,332	741	Jabil Circuit, Inc.	7,889	142
Quanta Services, Inc.(Æ)	6,132	191	JDS Uniphase Corp.(Æ)	10,832	144
Roadrunner Transportation Systems, Inc.			Lambda TD Software, Inc.(Æ)	7,721	151
(Æ)(Ñ)	45,370	1,191	LivePerson, Inc.(Æ)	48,202	667
Robert Half International, Inc.	4,436	185	MA-COM Technology Solutions Holdings,
Rush Enterprises, Inc. Class A(Æ)	31,636	874	Inc.(Æ)	39,799	677
ServiceSource International, Inc.(Æ)	12,884	103	Mentor Graphics Corp.	9,771	203
Sykes Enterprises, Inc.(Æ)	35,341	741	MICROS Systems, Inc.(Æ)(Ñ)	4,213	234
Taser International, Inc.(Æ)	13,105	210	Monolithic Power Systems, Inc.(Æ)	20,676	676
Terex Corp.	4,352	178	Monotype Imaging Holdings, Inc.	25,324	739
Tetra Tech, Inc.(Æ)	4,369	129	Newport Corp.(Æ)	8,837	160
Thermon Group Holdings, Inc.(Æ)	24,811	672	NXP Semiconductor NV(Æ)	10,910	527
Titan International, Inc.(Ñ)	39,506	662	ON Semiconductor Corp.(Æ)	17,572	147
Toro Co. (The)	20,417	1,294	Park Electrochemical Corp.	11,437	345
Trimas Corp.(Æ)	26,316	916	Plexus Corp.(Æ)	46,593	1,822
Trimble Navigation, Ltd.(Æ)	15,110	489	Progress Software Corp.(Æ)	66,908	1,617
United Rentals, Inc.(Æ)(Ñ)	24,903	2,016	Qlik Technologies, Inc.(Æ)	5,465	148
United Stationers, Inc.	26,546	1,100	QLogic Corp.(Æ)	9,620	111
Wabtec Corp.	19,027	1,404	Qualys, Inc.(Æ)	20,560	596
WageWorks, Inc.(Æ)	15,170	943	Rambus, Inc.(Æ)	18,176	162
WESCO International, Inc.(Æ)	2,677	222	RealPage, Inc.(Æ)(Ñ)	48,560	1,092
YRC Worldwide, Inc.(Æ)	3,251	71	RetailMeNot, Inc.(Æ)(Ñ)	25,794	913
			RF Micro Devices, Inc.(Æ)	22,417	119

See accompanying notes which are an integral part of this quarterly report.

94 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair	Principal	Fair
	Amount ($)	Value	Amount ($)	Value
	or Shares	$ or Shares		$
Rogers Corp.(Æ)	2,812	171	Other Assets and Liabilities,
Rovi Corp.(Æ)	7,181	152	Net - (9.0%)	(24,078)
SBA Communications Corp. Class A(Æ)	2,333	216
ServiceNow, Inc.(Æ)	8,510	540	Net Assets - 100.0%	267,140
Silicon Graphics International Corp.(Æ)(Ñ)	35,275	459
Spansion, Inc. Class A(Æ)	9,366	140
Splunk, Inc.(Æ)	10,930	842
Stratasys, Ltd.(Æ)(Ñ)	9,070	1,093
SunEdison, Inc.(Æ)	29,690	413
Synchronoss Technologies, Inc.(Æ)	6,060	162
Syntel, Inc.(Æ)	16,397	1,381
Tangoe, Inc.(Æ)(Ñ)	33,950	619
TIBCO Software, Inc.(Æ)	6,762	144
Tyler Technologies, Inc.(Æ)	4,910	518
Ultimate Software Group, Inc.(Æ)	5,908	964
VeriFone Systems, Inc.(Æ)	36,097	1,047
Vringo, Inc.(Æ)	23,145	99
Web.com Group, Inc.(Æ)	3,515	119
Yelp, Inc. Class A(Æ)	5,960	453
		40,713

Utilities - 3.0%
8x8, Inc.(Æ)	115,380	1,170
ALLETE, Inc.	3,252	163
Avista Corp.	17,880	515
Black Hills Corp.	12,915	708
CenterPoint Energy, Inc.	7,174	168
Cleco Corp.	24,843	1,214
Connecticut Water Service, Inc.	4,800	162
El Paso Electric Co.	25,411	926
Empire District Electric Co.	16,989	390
Gran Tierra Energy, Inc.(Æ)	17,173	130
Idacorp, Inc.	2,424	128
National Fuel Gas Co.	3,059	230
New Jersey Resources Corp.	3,300	150
Northeast Utilities	3,872	170
Northwest Natural Gas Co.	2,731	113
NorthWestern Corp.	25,931	1,172
NRG Energy, Inc.	1,034	29
PNM Resources, Inc.	5,303	131
Southwest Gas Corp.	4,108	221
Time Warner Telecom, Inc. Class A(Æ)	7,653	225
		8,115

Total Common Stocks
(cost $158,414)		241,363

Short-Term Investments - 8.9%
Russell U.S. Cash Management Fund	23,731,866 (∞)	23,732
Total Short-Term Investments
(cost $23,732)		23,732

Other Securities - 9.8%
Russell U.S. Cash Collateral Fund(×)	26,123,069 (∞)	26,123
Total Other Securities
(cost $26,123)		26,123
Total Investments 109.0%
(identified cost $208,269)		291,218

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 95

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$

Long Positions
S&P Midcap 400 E-Mini Index Futures (CME)		192	USD	25,158	03/14	219
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						219

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$39,732	$—			$—	$39,732
Consumer Staples	7,776	—			—	7,776
Energy	9,150	—			—	9,150
Financial Services	44,573	—			—	44,573
Health Care	29,128	—			—	29,128
Materials and Processing	15,266	—			—	15,266
Producer Durables	46,910	—			—	46,910
Technology	40,713	—			—	40,713
Utilities	8,115	—			—	8,115
Short-Term Investments	—	23,732			—	23,732
Other Securities	—	47,243			—	47,243
Total Investments	241,363	70,975			—	312,338

Other Financial Instruments
Futures Contracts	219	—			—	219
Total Other Financial Instruments*	$219	$—			$—	$219

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

96 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$ or Shares				$

Long-Term Fixed Income Investments - 83.8%				4.125% due 11/01/22 (Þ)		200	175
Argentina - 0.1%							51,994
Argentine Republic Government				Canada - 1.4%
International Bond				Great Canadian Gaming Corp.
3.750% due 03/31/19	ARS	1,619	575	6.625% due 07/25/22 (Þ)	CAD	140	133
City of Buenos Aires Argentina				Harvest Operations Corp.
9.950% due 03/01/17 (Þ)		255	235	6.875% due 10/01/17		2,885	3,145
			810	HudBay Minerals, Inc.
				9.500% due 10/01/20		2,505	2,630
Australia - 0.1%				Hudson's Bay Co. Term Loan
FMG Resources Pty, Ltd.				8.250% due 11/04/21		2,090	2,154
6.875% due 02/01/18 (Þ)		1,665	1,752	Kodiak Oil & Gas Corp.
				5.500% due 01/15/21		1,215	1,209
Austria - 0.0%				Masonite International Corp.
				8.250% due 04/15/21 (Å)		2,750	3,011
ESAL GmbH				Pacific Rubiales Energy Corp.
6.250% due 02/05/23 (Þ)		475	432	5.125% due 03/28/23 (Þ)		360	327
				Precision Drilling Corp.
Azerbaijan - 0.2%				6.500% due 12/15/21		3,500	3,719
State Oil Co. of the Azerbaijan Republic				Valeant Pharmaceuticals International,
5.450% due 02/09/17		743	780	Inc.
4.750% due 03/13/23		2,218	2,079	7.500% due 07/15/21 (Þ)		2,340	2,606
			2,859	Valeant Pharmaceuticals International,
				Inc. 1st Lien Term Loan B
Bermuda - 0.3%				3.750% due 08/05/20 (Ê)		1,000	1,010
Inkia Energy, Ltd.							19,944
8.375% due 04/04/21 (Þ)		200	215	Cayman Islands - 0.3%
Seadrill, Ltd.
5.625% due 09/15/17 (Þ)		2,040	2,101	China Overseas Finance Cayman II, Ltd.
6.125% due 09/15/20 (Þ)		1,400	1,407	5.500% due 11/10/20		250	257
			3,723	Country Garden Holdings Co., Ltd.
				7.250% due 04/04/21 (Þ)		202	191
Brazil - 3.6%				Dubai Holding Commercial Operations
Brazil Letras do Tesouro Nacional				MTN, Ltd.
Series LTN				Series EMtN
Zero coupon due 01/01/16	BRL	24,390	8,048	6.000% due 02/01/17	GBP	500	858
Zero coupon due 01/01/17	BRL	20,650	5,989	Emaar Sukuk, Ltd.
Brazil Notas do Tesouro Nacional				6.400% due 07/18/19		300	325
Series NTNB				General Shopping Finance, Ltd.
6.000% due 08/15/20		135	131	10.000% due 11/09/15 (ƒ)(Þ)		114	100
Series NTNF				Grupo Aval, Ltd.
10.000% due 01/01/17	BRL	4,050	1,578	4.750% due 09/26/22 (Þ)		224	208
10.000% due 01/01/23	BRL	35,650	12,425	Kaisa Group Holdings, Ltd.
Brazilian Government International				8.875% due 03/19/18 (Þ)		300	300
Bond				Longfor Properties Co., Ltd.
4.875% due 01/22/21		280	293	6.875% due 10/18/19		200	196
2.625% due 01/05/23		13,879	11,825	Odebrecht Drilling Norbe VIII/IX, Ltd.
8.500% due 01/05/24	BRL	550	198	6.350% due 06/30/21 (Þ)		212	216
4.250% due 01/07/25		6,077	5,673	Odebrecht Finance, Ltd.
8.250% due 01/20/34		3,693	4,616	5.125% due 06/26/22 (Þ)		411	391
7.125% due 01/20/37		234	262	Odebrecht Offshore Drilling Finance,
Centrais Eletricas Brasileiras SA				Ltd.
Series REGS				6.750% due 10/01/22 (Þ)		418	427
5.750% due 10/27/21		450	425	Schahin II Finance Co. SPV, Ltd.
Hypermarcas SA				5.875% due 09/25/22 (Þ)		182	173
6.500% due 04/20/21 (Þ)		158	165				3,642
Itau Unibanco Holding SA				Chile - 0.7%
5.650% due 03/19/22 (Þ)		200	191
Samarco Mineracao SA				Banco del Estado de Chile
				3.875% due 02/08/22 (Þ)		1,171	1,140
				Cencosud SA

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 97

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$ or Shares				$
5.500% due 01/20/21 (Þ)		150	148	Dominican Republic - 0.5%
4.875% due 01/20/23 (Þ)		302	278	Dominican Republic International Bond
Chile Government International Bond				5.875% due 04/18/24 (Þ)		2,294	2,191
5.500% due 08/05/20	CLP	200,000	361	Series REGS
Series REGS				9.040% due 01/23/18		485	531
6.000% due 01/01/18	CLP	95,000	179	7.500% due 05/06/21		3,672	4,007
Corp. Nacional del Cobre de Chile							6,729
3.000% due 07/17/22 (Þ)		726	668
4.500% due 08/13/23 (Þ)		1,005	1,021	El Salvador - 0.2%
4.250% due 07/17/42 (Þ)		1,260	1,028	El Salvador Government International
Series REGS				Bond
7.500% due 01/15/19		1,760	2,115	Series REGS
3.750% due 11/04/20		604	613	7.375% due 12/01/19		830	881
3.875% due 11/03/21		902	900	5.875% due 01/30/25		1,603	1,467
6.150% due 10/24/36		1,709	1,816	Republic of El Salvador
			10,267	7.750% due 01/24/23		664	712
Colombia - 1.4%							3,060
Bancolombia SA				France - 0.7%
5.125% due 09/11/22		275	257	CGG SA
Bogota Distrito Capital				6.500% due 06/01/21		2,600	2,645
Series REGS				Holding Medi-Partenaires SAS
9.750% due 07/26/28	COP	3,000,000	1,671	7.000% due 05/15/20 (Þ)	EUR	970	1,354
Colombia Government International				Series REGS
Bond				7.000% due 05/15/20	EUR	590	824
12.000% due 10/22/15	COP	3,130,000	1,728	Lafarge SA
11.750% due 02/25/20		895	1,275	6.750% due 12/16/19	EUR	1,315	2,053
7.750% due 04/14/21	COP	5,048,000	2,705	Loxam SAS
4.375% due 07/12/21		2,454	2,491	7.375% due 01/24/20 (Þ)	EUR	1,455	2,110
2.625% due 03/15/23		597	519	Series REGS
4.375% due 03/21/23	COP	550,000	235	7.375% due 01/24/20	EUR	650	942
4.000% due 02/26/24		2,995	2,853	Rexel SA
8.125% due 05/21/24		360	455	5.250% due 06/15/20 (Þ)		590	593
9.850% due 06/28/27	COP	2,414,000	1,452				10,521
7.375% due 09/18/37		2,157	2,594	Germany - 1.5%
6.125% due 01/18/41		739	770	CeramTec Group GmbH
Emgesa SA ESP				8.250% due 08/15/21 (Þ)	EUR	395	576
Series REGS				Series REGS
8.750% due 01/25/21	COP	1,000,000	513	8.250% due 08/15/21	EUR	1,700	2,477
Empresa de Energia de Bogota SA ESP				Deutsche Bank AG
6.125% due 11/10/21 (Þ)		296	306	Series EmTN
Empresas Publicas de Medellin ESP				7.000% due 05/17/22 (Þ)	IDR	37,800,000	2,761
Series REGS				Deutsche Raststaetten Gruppe IV GmbH
8.375% due 02/01/21	COP	570,000	287	6.750% due 12/30/20 (Þ)	EUR	1,040	1,480
Transportadora de Gas Internacional				6.750% due 12/30/20	EUR	850	1,209
SA ESP				Techem Energy Metering Service GmbH
5.700% due 03/20/22 (Þ)		300	308	& Co. KG
			20,419	7.875% due 10/01/20 (Þ)	EUR	560	848
Croatia - 0.7%				Series REGS
Croatia Government International Bond				7.875% due 10/01/20	EUR	1,590	2,407
6.375% due 03/24/21 (Þ)		960	994	Trionista TopCo GmbH
6.000% due 01/26/24 (Þ)		8,862	8,609	6.875% due 04/30/21 (Þ)	EUR	1,565	2,270
Series REGS				Series REGS
6.625% due 07/14/20		994	1,049	6.875% due 04/30/21	EUR	1,460	2,118
			10,652	Unitymedia Hessen GmbH & Co. KG /
Cyprus - 0.0%				Unitymedia NRW GmbH
				5.750% due 01/15/23 (Þ)	EUR	800	1,138
Mriya Agro Holding PLC				Series REGS
9.450% due 04/19/18 (Þ)		155	126	5.500% due 09/15/22	EUR	150	213
				5.750% due 01/15/23	EUR	969	1,379
				Unitymedia KabelBW GmbH

See accompanying notes which are an integral part of this quarterly report.

98 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$ or Shares				$
Series REGS				Series FR61
9.500% due 03/15/21	EUR	790	1,233	7.000% due 05/15/22	IDR	39,650,000	2,903
WEPA Hygieneprodukte GmbH				Series FR62
6.500% due 05/15/20 (Þ)	EUR	870	1,261	6.375% due 04/15/42	IDR	2,000,000	112
Series REGS				Series FR63
6.500% due 05/15/20	EUR	290	420	5.625% due 05/15/23	IDR	25,500,000	1,653
			21,790	Series FR64
Ghana - 0.1%				6.125% due 05/15/28	IDR	11,400,000	700
				Series FR65
Republic of Ghana				6.625% due 05/15/33	IDR	6,000,000	364
Series REGS				Series FR66
8.500% due 10/04/17		933	970	5.250% due 05/15/18	IDR	16,000,000	1,173
7.875% due 08/07/23		287	267	Series FR69
			1,237	7.875% due 04/15/19	IDR	5,230,000	421
Hungary - 1.2%				Series FR70
Hungary Government Bond				8.375% due 03/15/24	IDR	29,870,000	2,379
Series 15/A				Series FR71
8.000% due 02/12/15	HUF	72,880	329	9.000% due 03/15/29	IDR	25,250,000	1,989
Series 15/C				Pertamina Persero PT
7.750% due 08/24/15	HUF	820,520	3,756	Series REGS
Series 17/A				6.000% due 05/03/42		602	483
6.750% due 11/24/17	HUF	969,600	4,452	Republic of Indonesia
Series 18/A				6.875% due 01/17/18		1,856	2,067
5.500% due 12/20/18	HUF	6,180	27	11.625% due 03/04/19		9,045	11,917
Series 20/A				5.875% due 03/13/20		1,643	1,733
7.500% due 11/12/20	HUF	76,100	362	8.500% due 10/12/35		2,218	2,645
Series 22/A							40,711
7.000% due 06/24/22	HUF	326,000	1,489	Iraq - 0.3%
Hungary Government International Bond				Republic of Iraq
5.000% due 03/30/16	GBP	209	353	Series REGS
3.500% due 07/18/16	EUR	229	318	5.800% due 01/15/28		4,584	3,851
6.375% due 03/29/21		4,114	4,381
5.375% due 02/21/23		616	602
5.750% due 11/22/23		416	410	Ireland - 0.7%
7.625% due 03/29/41		550	583	Alfa Bank OJSC Via Alfa Bond Issuance
			17,062	PLC
India - 0.0%				7.500% due 09/26/19 (Þ)		315	334
ICICI Bank, Ltd.				Ardagh Glass Finance PLC
Series REGS				Series REGS
4.800% due 05/22/19		200	202	8.750% due 02/01/20	EUR	795	1,139
				Ardagh Packaging Finance PLC
				Series REGS
Indonesia - 2.8%				9.250% due 10/15/20	EUR	2,190	3,217
Adaro Indonesia PT				BMC Foreign Holdings Co. 1st Lien
Series REGS				Term Loan B
7.625% due 10/22/19		500	524	5.500% due 09/10/20		1,290	1,757
Indonesia Government International				EuroChem Mineral & Chemical Co.
Bond				OJSC via EuroChem GI, Ltd.
3.375% due 04/15/23 (Þ)		628	537	5.125% due 12/12/17 (Þ)		200	199
7.750% due 01/17/38		2,202	2,450	Federal Grid Co. OJS via Federal Grid
Series REGS				Finance, Ltd.
4.875% due 05/05/21		1,235	1,218	8.446% due 03/13/19	RUB	17,000	459
5.375% due 10/17/23		1,405	1,398	Metalloinvest Finance, Ltd.
Indonesia Treasury Bond				6.500% due 07/21/16 (Þ)		300	313
Series FR53				Nara Cable Funding II, Ltd.
8.250% due 07/15/21	IDR	5,100,000	403	8.500% due 03/01/20 (Þ)	EUR	350	559
Series FR58				Nara Cable Funding, Ltd.
8.250% due 06/15/32	IDR	20,400,000	1,474	Series REGS
Series FR59				8.875% due 12/01/18	EUR	730	1,067
7.000% due 05/15/27	IDR	32,440,000	2,168

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 99

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$ or Shares				$
Vimpel Communications Via VIP				Capsugel SA
Finance Ireland, Ltd. OJSC				7.000% due 05/15/19 (Þ)		1,730	1,767
Series REGS				ConvaTec Finance International SA
7.748% due 02/02/21		400	431	8.250% due 01/15/19 (Þ)		2,180	2,240
			9,475	Cosan Luxembourg SA
Italy - 0.4%				5.000% due 03/14/23 (Þ)		325	277
				Elior Finance & Co. SCA
Astaldi SpA				6.500% due 05/01/20 (Þ)	EUR	840	1,228
7.125% due 12/01/20 (Þ)	EUR	670	944	Expro Finance Luxembourg SCA
Telecom Italia SpA				8.500% due 12/15/16 (Þ)		2,220	2,320
5.375% due 01/29/19	EUR	2,300	3,315	Far East Capital, Ltd. SA
6.375% due 06/24/19	GBP	1,000	1,743	8.000% due 05/02/18 (Þ)		157	140
			6,002	Fiat Finance & Trade SA
Ivory Coast - 0.2%				Series GMTN
Ivory Coast Government International				6.750% due 10/14/19	EUR	1,270	1,863
Bond				FIDJI Luxembourg BC4 S.A R.L Initial
Series REGS				Term Loan
5.750% due 12/31/32		3,969	3,433	6.250% due 12/18/20		500	503
				Finmeccanica Finance SA
Jersey - 0.3%				8.000% due 12/16/19	GBP	665	1,230
AA Bond Co., Ltd.				Gategroup Finance Luxembourg SA
Series REGS				6.750% due 03/01/19 (Þ)	EUR	1,130	1,619
9.500% due 07/31/19	GBP	2,290	4,149	Series REGS
Hastings Insurance Group Finance PLC				6.750% due 03/01/19	EUR	390	559
8.000% due 10/21/20 (Þ)	GBP	480	813	Gazprom OAO Via Gaz Capital SA
			4,962	4.950% due 02/06/28 (Þ)		792	681
				Series REGS
Kazakhstan - 0.9%				9.250% due 04/23/19		921	1,112
KazMunayGas National Co. JSC				GCS Holdco Finance I SA
9.125% due 07/02/18 (Þ)		931	1,110	6.500% due 11/15/18 (Þ)	EUR	860	1,205
6.375% due 04/09/21 (Þ)		5,398	5,762	Series REGS
4.400% due 04/30/23 (Þ)		678	615	6.500% due 11/15/18	EUR	280	392
5.750% due 04/30/43 (Þ)		366	310	Gestamp Funding Luxembourg SA
Series REGS				5.875% due 05/31/20 (Þ)	EUR	400	569
7.000% due 05/05/20		3,076	3,403	Series REGS
6.375% due 04/09/21		980	1,046	5.875% due 05/31/20	EUR	250	356
Zhaikmunai LLP				INEOS Group Holdings SA
7.125% due 11/13/19 (Þ)		525	546	6.500% due 08/15/18 (Þ)	EUR	870	1,206
			12,792	Series REGS
Luxembourg - 4.7%				6.500% due 08/15/18	EUR	290	402
Accudyne Industries Borrower /				Intelsat Jackson Holdings SA
Accudyne Industries LLC				7.250% due 10/15/20		2,300	2,495
7.750% due 12/15/20 (Þ)		505	535	KION Finance SA
Aguila 3 SA				6.750% due 02/15/20 (Þ)	EUR	880	1,294
7.875% due 01/31/18 (Þ)		695	738	Matterhorn Midco & Cy SCA
Series REGS				Series REGS
7.875% due 01/31/18	CHF	620	724	7.750% due 02/15/20	EUR	2,530	3,550
Andrade Gutierrez International SA				Millicom International Cellular SA
4.000% due 04/30/18 (Å)		200	190	6.625% due 10/15/21 (Å)		475	478
APERAM				Numericable Finance & Co. SCA
7.750% due 04/01/18 (Þ)		2,115	2,205	8.750% due 02/15/19 (Þ)	EUR	305	461
ArcelorMittal				Series REGs
6.000% due 03/01/21		6,810	7,116	8.750% due 02/15/19	EUR	650	984
Befesa Zinc SAU Via Zinc Capital SA				Ontex IV SA
Series REGS				9.000% due 04/15/19 (Þ)	EUR	1,050	1,508
8.875% due 05/15/18	EUR	1,045	1,518	Series REGS
Beverage Packaging Holdings				9.000% due 04/15/19	EUR	1,935	2,779
Luxembourg II SA / Beverage				Pinnacle Holdco Sarl Term Loan
Packaging Holdings II Issuer				10.500% due 07/30/20 (Ê)		1,340	1,345
6.000% due 06/15/17 (Þ)		40	41	Russian Agricultural Bank OJSC Via
				RSHB Capital SA

See accompanying notes which are an integral part of this quarterly report.
100 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$ or Shares				$
8.625% due 02/17/17 (Þ)	RUB	48,000	1,343	Series 0902
Series REGS				4.378% due 11/29/19	MYR	3,490	1,061
7.750% due 05/29/18		748	832	Penerbahgan Malaysia Berhad
Severstal OAO Via Steel Capital SA				5.625% due 03/15/16		1,436	1,561
5.900% due 10/17/22 (Þ)		200	191	Petronas Capital, Ltd.
Silver II Borrower SCA				Series REGS
4.000% due 12/13/19 (Ê)		500	502	7.875% due 05/22/22		1,062	1,366
Spie BondCo 3 SCA				Wakala Global Sukuk BHD
Series REGS				Series REGS
11.000% due 08/15/19	EUR	750	1,151	4.646% due 07/06/21		399	426
Sunrise Communications Holdings SA							18,761
8.500% due 12/31/18 (Þ)	EUR	1,370	2,001	Marshall Islands - 0.0%
Series REGS
8.500% due 12/31/18	EUR	460	672	Navios Maritime Acquisition Corp. /
Telenet Finance III Luxembourg SCA				Navios Acquisition Finance US, Inc.
Series REGS				8.125% due 11/15/21 (Þ)		500	510
6.625% due 02/15/21	EUR	350	511
Telenet Finance Luxembourg SCA				Mexico - 3.0%
Series REGS				America Movil SAB de CV
6.375% due 11/15/20	EUR	200	290	Series 12
Telenet Finance V Luxembourg SCA				6.450% due 12/05/22	MXN	6,500	440
6.750% due 08/15/24 (Þ)	EUR	600	870	Cemex SAB de CV
Series REGS				9.500% due 06/15/18 (Þ)		216	242
6.750% due 08/15/24	EUR	965	1,399	7.250% due 01/15/21 (Þ)		239	246
Trinseo Materials Operating SCA /				Comision Federal de Electricidad
Trinseo Materials Finance, Inc.				4.875% due 01/15/24 (Þ)		224	221
8.750% due 02/01/19 (Þ)		2,130	2,178	Metalsa SA de CV
VTB Bank OJSC Via VTB Capital SA				4.900% due 04/24/23 (Þ)		212	184
Series REGS				Mexican Bonos
6.315% due 02/22/18		696	743	Series M 10
6.250% due 06/30/35		326	343	7.250% due 12/15/16	MXN	15,200	1,223
Wind Acquisition Finance SA				7.750% due 12/14/17	MXN	62,800	5,140
Series REGS				8.500% due 12/13/18	MXN	34,460	2,912
11.750% due 07/15/17	EUR	1,075	1,530	Series M 20
7.375% due 02/15/18	EUR	2,175	3,087	12.500% due 11/30/17	MXN	15,896	1,491
Wind Acquisition Holdings Finance SA				7.500% due 06/03/27	MXN	10	1
12.250% due 07/15/17 (Þ)		106	110	Series M 30
Xella Holdco Finance SA				10.000% due 11/20/36	MXN	9,810	912
9.125% due 09/15/18 (Þ)	EUR	1,100	1,573	8.500% due 11/18/38	MXN	17,100	1,385
Series REGS				Series M
9.125% due 09/15/18	EUR	430	615	6.000% due 06/18/15	MXN	21,040	1,615
			67,571	6.250% due 06/16/16	MXN	4,114	322
Malaysia - 1.3%				5.000% due 06/15/17	MXN	10,270	775
Malaysia Government Bond				4.750% due 06/14/18	MXN	8,900	652
Series 0111				8.000% due 12/07/23	MXN	41,681	3,426
4.160% due 07/15/21	MYR	5,200	1,547	7.750% due 05/29/31	MXN	56,650	4,349
Series 0112				7.750% due 11/13/42	MXN	9,200	688
3.418% due 08/15/22	MYR	1,320	370	Mexican Udibonos
Series 0210				Series S
4.012% due 09/15/17	MYR	6,130	1,856	5.000% due 06/16/16	MXN	26,573	2,178
Series 0213				4.000% due 06/13/19	MXN	20,351	1,681
3.260% due 03/01/18	MYR	6,375	1,871	Mexico Generadora de Energia S de rl
Series 0311				5.500% due 12/06/32 (Þ)		400	374
4.392% due 04/15/26	MYR	3,650	1,084	Mexico Government International Bond
Series 0312				4.000% due 10/02/23		5,758	5,672
3.197% due 10/15/15	MYR	4,450	1,331	6.050% due 01/11/40		2,528	2,680
Series 0313				4.750% due 03/08/44		1,414	1,244
3.480% due 03/15/23	MYR	3,450	967	5.550% due 01/21/45		2,903	2,867
Series 0511				Series GMTN
3.580% due 09/28/18	MYR	18,000	5,321	5.950% due 03/19/19		354	408

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 101

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$ or Shares				$
Petroleos Mexicanos				Series REGS
6.500% due 06/02/41		286	292	6.750% due 11/01/20	EUR	520	703
Tenedora Nemak SA de CV							2,163
5.500% due 02/28/23 (Å)		250	241	Panama - 0.4%
			43,861	Panama Government International Bond
Morocco - 0.0%				7.125% due 01/29/26		116	139
Morocco Government International Bond				9.375% due 04/01/29		4,072	5,619
4.250% due 12/11/22 (Þ)		655	608				5,758
				Peru - 0.6%
Netherlands - 0.7%				Cementos Pacasmayo SAA
Bharti Airtel International Netherlands				4.500% due 02/08/23 (Þ)		196	175
BV				Cia Minera Ares SAC
5.125% due 03/11/23 (Þ)		351	325	7.750% due 01/23/21 (Å)		200	200
EMATUM Via Mozambique EMATUM				Peruvian Government International
Finance 2020 BV				Bond
Series REGS				7.125% due 03/30/19		600	715
6.305% due 09/11/20		1,582	1,479	8.750% due 11/21/33		3,825	5,374
Indo Energy Finance BV				5.625% due 11/18/50		688	683
Series REGS				Series REGS
7.000% due 05/07/18		300	298	7.840% due 08/12/20	PEN	2,850	1,124
Indosat Palapa Co. BV				6.950% due 08/12/31	PEN	2,375	795
7.375% due 07/29/20 (Þ)		200	217	Volcan Cia Minera SAA
Listrindo Capital BV				5.375% due 02/02/22 (Þ)		26	24
6.950% due 02/21/19 (Þ)		300	307				9,090
Nokia Siemens Networks Finance BV				Philippines - 0.5%
7.125% due 04/15/20 (Þ)	EUR	1,040	1,588	Philippine Government International
PortAventura Entertainment Barcelona				Bond
BV				4.000% due 01/15/21		2,050	2,117
5.923% due 12/01/19 (Ê)(Þ)	EUR	370	497	4.950% due 01/15/21	PHP	22,000	505
7.250% due 12/01/20 (Þ)	EUR	330	456	9.500% due 02/02/30		1,738	2,607
7.250% due 12/01/20	EUR	900	1,244	7.750% due 01/14/31		669	883
Refresco Gerber BV				6.250% due 01/14/36	PHP	30,000	665
Series REGS							6,777
7.375% due 05/15/18	EUR	780	1,115
Schaeffler Holding Finance BV				Poland - 1.5%
6.875% due 08/15/18 (Þ)	EUR	1,370	1,957	Poland Government Bond
Series REGS				Series 0417
6.875% due 08/15/18	EUR	150	214	4.750% due 04/25/17	PLN	3,075	1,005
VTR Finance BV				Series 0418
6.875% due 01/15/24 (Å)		244	244	3.750% due 04/25/18	PLN	4,200	1,317
			9,941	Series 0922
Nigeria - 0.2%				5.750% due 09/23/22	PLN	10,555	3,593
				Series 1016
Nigeria Government Bond				4.750% due 10/25/16	PLN	50	16
Series 10YR				Series 1017
16.390% due 01/27/22	NGN	99,600	689	5.250% due 10/25/17	PLN	6,750	2,238
Series 5YR				Series 1019
15.100% due 04/27/17	NGN	23,000	146	5.500% due 10/25/19	PLN	8,725	2,926
Series 7				Series CPI
16.000% due 06/29/19	NGN	141,000	940	3.000% due 08/24/16	PLN	2,308	764
Nigeria Government International Bond				2.750% due 08/25/23	PLN	4,870	1,602
6.375% due 07/12/23 (Þ)		431	440	Poland Government International Bond
Series REGS				6.375% due 07/15/19		616	721
6.375% due 07/12/23		670	684	5.125% due 04/21/21		2,817	3,065
			2,899	5.000% due 03/23/22		1,789	1,914
Norway - 0.2%				4.000% due 01/22/24		2,834	2,777
Albain Bidco Norway AS							21,938
6.750% due 11/01/20 (Þ)	EUR	1,080	1,460	Romania - 0.6%
				Romania Government Bond

See accompanying notes which are an integral part of this quarterly report.
102 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$ or Shares				$
4.750% due 08/29/16	RON	3,400	1,042	6.750% due 08/06/23 (Þ)		617	622
Series 3YR				Series ES26
5.800% due 10/26/15	RON	1,970	618	7.850% due 04/02/26	ZAR	6,000	476
Series 4YR				South Africa Government Bond
5.750% due 01/27/16	RON	5,860	1,819	Series 2023
Series 5Y				7.750% due 02/28/23	ZAR	7,875	665
5.900% due 07/26/17	RON	2,500	788	Series R157
Series 10YR				13.500% due 09/15/15	ZAR	10,200	1,001
6.750% due 06/11/17	RON	1,300	421	Series R186
Romanian Government International				10.500% due 12/21/26	ZAR	27,930	2,808
Bond				Series R203
4.875% due 01/22/24 (Þ)		634	618	8.250% due 09/15/17	ZAR	30,215	2,738
Series REGS				Series R204
6.750% due 02/07/22		3,222	3,637	8.000% due 12/21/18	ZAR	80,790	7,189
			8,943	Series R207
Russia - 2.4%				7.250% due 01/15/20	ZAR	50,175	4,248
				Series R209
Russian Federal Bond - OFZ				6.250% due 03/31/36	ZAR	12,500	803
Series 5080				Series R213
7.400% due 04/19/17	RUB	5,000	142	7.000% due 02/28/31	ZAR	11,400	823
Series 6204				South Africa Government International
7.500% due 03/15/18	RUB	9,880	279	Bond
Series 6205				6.875% due 05/27/19		769	865
7.600% due 04/14/21	RUB	13,200	365	5.500% due 03/09/20		2,258	2,382
Series 6207				4.665% due 01/17/24		2,515	2,377
8.150% due 02/03/27	RUB	35,000	988	5.875% due 09/16/25		7,916	8,094
Series 6208				Transnet SOC, Ltd.
7.500% due 02/27/19	RUB	198,700	5,593	9.500% due 05/13/21 (Þ)	ZAR	7,700	652
Series 6210							35,743
6.800% due 12/11/19	RUB	17,678	478
Series 6211				Spain - 0.1%
7.000% due 01/25/23	RUB	117,900	3,099	Obrascon Huarte Lain SA
Series 6212				Series REGS
7.050% due 01/19/28	RUB	23,700	604	7.625% due 03/15/20	EUR	1,170	1,744
Russian Foreign Bond
Series REGS
7.500% due 03/31/30		10,215	11,763	Sri Lanka - 0.0%
Russian Foreign Bond - Eurobond				Sri Lanka Government International
4.875% due 09/16/23 (Þ)		600	601	Bond
Series REGS				6.000% due 01/14/19 (Þ)		500	508
7.850% due 03/10/18	RUB	105,000	2,988
7.500% due 03/31/30		6,139	7,069	Sweden - 0.1%
			33,969	Stena AB
Singapore - 0.0%				Series REGS
STATS ChipPAC, Ltd.				7.875% due 03/15/20	EUR	1,180	1,810
4.500% due 03/20/18 (Þ)		275	272

				Thailand - 0.9%
Slovakia - 0.2%				Thailand Government Bond
Slovakia Government International Bond				3.125% due 12/11/15	THB	11,033	338
4.375% due 05/21/22 (Þ)		2,273	2,364	3.250% due 06/16/17	THB	34,300	1,051
				3.450% due 03/08/19	THB	10,000	304

Slovenia - 0.1%				3.875% due 06/13/19	THB	176,300	5,480
				3.650% due 12/17/21	THB	119,250	3,577
Slovenia Government International Bond				3.580% due 12/17/27	THB	26,600	757
Series REGS				Series ILB
5.850% due 05/10/23		1,366	1,392	1.200% due 07/14/21	THB	24,377	726
							12,233
South Africa - 2.5%				Trinidad and Tobago - 0.1%
Eskom Holdings SOC, Ltd.				Republic of Trinidad & Tobago

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 103

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$ or Shares				$
4.375% due 01/16/24 (Þ)		1,455	1,499	8.750% due 06/15/19 (Þ)	GBP	1,100	2,007
				Series REGS
				8.750% due 06/15/19	GBP	400	730
Turkey - 2.7%				Ferrexpo Finance PLC
Akbank TAS				7.875% due 04/07/16 (Þ)		290	265
7.500% due 02/05/18 (Þ)	TRY	1,350	500	Fresnillo PLC
Series REGS				5.500% due 11/13/23 (Þ)		325	315
5.000% due 10/24/22		250	222	Jaguar Land Rover Automotive PLC
KOC Holding AS				5.000% due 02/15/22 (Å)	GBP	700	1,139
3.500% due 04/24/20 (Þ)		450	380	Kelda Finance No. 3 PLC
Turkey Government Bond				Series REGS
9.000% due 01/27/16	TRY	3,954	1,698	5.750% due 02/17/20	GBP	650	1,087
10.500% due 01/15/20	TRY	1,980	887	Pendragon PLC
9.500% due 01/12/22	TRY	800	342	6.875% due 05/01/20	GBP	2,000	3,465
7.100% due 03/08/23	TRY	427	157	Phosphorus Holdco PLC
8.800% due 09/27/23	TRY	5,040	2,051	10.000% due 04/01/19 (Þ)	GBP	1,030	1,634
Series 5YR				Series REGS
9.000% due 03/08/17	TRY	12,015	5,108	10.000% due 04/01/19	GBP	340	539
Series CPI				Priory Group No. 3 PLC
4.000% due 04/01/20	TRY	742	337	Series REGS
3.000% due 07/21/21	TRY	4,783	2,045	7.000% due 02/15/18	GBP	800	1,381
Turkey Government International Bond				R&R Pik PLC
7.000% due 09/26/16		374	407	9.250% due 05/15/18 (Þ)	EUR	1,550	2,158
7.500% due 07/14/17		356	395	Tullow Oil PLC
7.000% due 03/11/19		4,543	4,948	6.000% due 11/01/20 (Þ)		850	869
7.500% due 11/07/19		1,122	1,248	Vedanta Resources PLC
7.000% due 06/05/20		3,654	3,965	6.000% due 01/31/19 (Þ)		200	189
5.625% due 03/30/21		319	319	8.250% due 06/07/21 (Þ)		600	600
5.125% due 03/25/22		4,851	4,635	Virgin Media Finance PLC
6.250% due 09/26/22		1,711	1,752	7.000% due 04/15/23 (Þ)	GBP	1,200	2,032
3.250% due 03/23/23		882	724	Series REGS
7.375% due 02/05/25		3,177	3,443	7.000% due 04/15/23	GBP	620	1,050
8.000% due 02/14/34		1,904	2,161	Virgin Media Investment Holdings, Ltd.
Turkiye Garanti Bankasi AS				3.500% due 06/07/20 (Ê)		750	752
5.250% due 09/13/22 (Þ)		200	180	Vougeot Bidco PLC
Turkiye Is Bankasi				7.875% due 07/15/20 (Þ)	GBP	160	281
5.500% due 04/21/19 (Þ)		100	96	Series REGS
Series REGS				7.875% due 07/15/20	GBP	1,085	1,909
3.750% due 10/10/18		250	229				29,179
			38,229	United States - 36.9%
Ukraine - 0.8%				1 800 CONTACS Inc Term Loan
Ukraine Government International Bond				4.250% due 01/27/21		1,000	1,003
6.250% due 06/17/16 (Þ)		642	578	ACCO Brands Corp.
7.800% due 11/28/22 (Þ)		1,585	1,339	6.750% due 04/30/20		3,060	3,033
7.500% due 04/17/23 (Þ)		823	697	ADS Waste Holdings, Inc.
Series REGS				4.250% due 10/09/19 (Ê)		750	752
4.950% due 10/13/15	EUR	780	950	ADT Corp. (The)
6.250% due 06/17/16		656	591	6.250% due 10/15/21 (Å)		2,000	2,068
6.580% due 11/21/16		2,217	2,000	Affinion Group, Inc.
9.250% due 07/24/17		5,773	5,398	6.750% due 10/09/16 (Ê)		3,000	2,975
6.750% due 11/14/17		200	173	Air Distribution Technologies, Inc.
			11,726	9.250% due 05/09/20 (Ê)		1,780	1,811
United Kingdom - 2.0%				Alaska Communications Systems Group,
Arqiva Broadcast Finance PLC				Inc. 1st Lien Term Loan B
9.500% due 03/31/20 (Þ)	GBP	1,270	2,323	6.250% due 10/21/16		1,288	1,307
Series REGS				Alcatel-Lucent USA, Inc. Term Loan C
9.500% due 03/31/20	GBP	1,520	2,780	4.500% due 01/30/19 (Ê)		2,000	2,017
Burton's Food, Ltd. Term Loan				Allison Transmission Holdings Inc. Term
5.521% due 12/16/20		1,025	1,674	Loan B 3
Elli Finance UK PLC				3.500% due 08/23/19		750	752

See accompanying notes which are an integral part of this quarterly report.
104 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Alphabet Holding Co., Inc.			BMC Software Finance, Inc.
7.750% due 11/01/17	805	829	5.500% due 09/10/20 (Ê)	3,000	2,995
7.750% due 11/01/17 (Þ)	2,000	2,060	Brazil Loan Trust 1
American Airlines Inc. Term Loan			5.477% due 07/24/23 (Þ)	2,221	2,204
3.750% due 06/27/19	1,000	1,006	BreitBurn Energy Partners, LP /
American Builders & Contractors			BreitBurn Finance Corp.
Supply Co., Inc.			8.625% due 10/15/20	450	485
3.500% due 04/16/20 (Ê)	4,349	4,365	BreitBurn Energy/BreitBurn Finance
5.625% due 04/15/21 (Å)	3,500	3,535	Corp.
American Residential Services LLC /			7.875% due 04/15/22	2,530	2,691
ARS Finance, Inc.			Brickman Group Holdings Inc. 2nd Lien
12.000% due 04/15/15 (Þ)	1,160	1,189	7.500% due 12/18/21	500	509
AmeriGas Finance LLC / AmeriGas			Cablevision Systems Corp.
Finance Corp.			5.875% due 09/15/22	300	294
7.000% due 05/20/22	1,795	1,952	Caesars Entertainment Corp. 1st Lien
Ancestry.com, Inc.			Term Loan B
9.625% due 10/15/18 (Å)	1,750	1,824	7.000% due 10/11/20 (Ê)	3,695	3,736
11.000% due 12/15/20	3,860	4,516	Caesars Entertainment Operating Co.,
Ancestry.com, Inc. Term Loan			Inc.
4.500% due 12/28/18	1,500	1,507	11.250% due 06/01/17	4,415	4,492
Applied Systems Inc 1st Lien Term Loan			9.000% due 02/15/20	1,370	1,328
4.250% due 01/30/21	1,000	1,009	Caesars Entertainment Operating Co.,
Appvion, Inc.			Inc. Extended Term Loan B
9.000% due 06/01/20 (Þ)	1,000	1,028	5.489% due 01/28/18 (Ê)	2,000	1,922
Arctic Glacier USA, Inc.			Caesars Entertainment Resort Properties
6.000% due 05/09/19 (Ê)	500	501	LLC / Caesars Entertainment Resort
ARS Intermediate Holdings LLC			Prope
13.625% due 11/15/15 (Å)	2,701	2,427	8.000% due 10/01/20 (Þ)	1,055	1,094
Ashtead Capital, Inc.			Calpine Corp Term Loan B
6.500% due 07/15/22 (Þ)	2,310	2,472	4.000% due 04/01/18	500	503
Asurion LLC			Catalina Marketing Corp.
10.000% due 07/08/20 (Ê)	3,000	2,966	5.250% due 10/11/20 (Ê)	2,000	2,023
Attachmate Corp.			CBS Outdoor Americas Capital LLC/
11.000% due 10/31/18 (Ê)	750	746	CBS Outdoor Americas Capital Corp
Audatex NA, Inc.			5.250% due 02/15/22 (Þ)	100	101
6.000% due 06/15/21 (Þ)	2,265	2,361	5.625% due 02/15/24	300	302
Axalta Coating Systems US Holdings,			CCO Holdings LLC / CCO Holdings
Inc./Axalta Coating Systems Dutch			Capital Corp.
Holding B BV			6.500% due 04/30/21	1,370	1,432
5.750% due 02/01/21 (Þ)	730	1,033	CDW LLC / CDW Finance Corp.
BC Mountain LLC / BC Mountain			8.000% due 12/15/18	2,280	2,474
Finance, Inc.			Cemex Finance LLC
7.000% due 02/01/21 (Þ)	4,065	4,167	9.375% due 10/12/22 (Þ)	200	223
Berlin Packaging LLC			Century Aluminum Co.
4.750% due 04/03/19 (Ê)	617	625	7.500% due 06/01/21 (Þ)	4,040	4,030
8.750% due 04/03/20 (Ê)	460	470	Cenveo Corp.
Berry Plastics Group, Inc.			6.250% due 02/13/17 (Ê)	1,000	1,009
3.500% due 02/08/20 (Ê)	500	498	Charming Charlie Inc Term Loan B
BI-LO LLC / BI-LO Finance Corp.			9.000% due 12/18/19	188	188
8.625% due 09/15/18 (Þ)	1,210	1,261	Chesapeake Energy Corp.
Biomet, Inc.			6.625% due 08/15/20	530	591
6.500% due 08/01/20	6,725	7,170	5.375% due 06/15/21	1,255	1,305
6.500% due 10/01/20	3,165	3,284	Chesapeake Oilfield Operating LLC /
Biomet, Inc. Term Loan			Chesapeake Oilfield Finance, Inc.
3.658% due 07/25/17	4,414	4,440	6.625% due 11/15/19	445	467
3.659% due 07/25/17	55	55	Chesapeake/ MPS Merger Ltd Term
3.745% due 07/25/17	314	316	Loan A
BioScrip, Inc. Term Loan B			4.250% due 01/04/21	250	253
7.250% due 07/31/20	188	185	Chrysler Group LLC
BlueLine Rental Finance Corp.			3.500% due 05/24/17 (Ê)	750	752
7.000% due 02/01/19 (Å)	2,955	3,055	CHS/Community Health Systems, Inc.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 105

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$ or Shares			$
7.125% due 07/15/20		1,285	1,369	8.250% due 03/30/18	1,222	1,220
6.875% due 02/01/22 (Å)		3,995	4,095	Emdeon, Inc.
CIT Group, Inc.				11.000% due 12/31/19	1,415	1,629
5.375% due 05/15/20		350	371	Endo Finance Co.
5.000% due 08/15/22		515	512	5.750% due 01/15/22 (Þ)	1,520	1,516
Citigroup, Inc.				Envision Healthcare Corp. Term Loan B
11.000% due 07/27/20 (Þ)	COP	200,000	120	4.000% due 05/25/18 (Ê)	3,096	3,111
Series EMt3				Expert Global Solutions, Inc. Term
11.000% due 07/27/20	COP	595,000	357	Loan B
CityCenter Holdings, LLC 1st Lien Term				8.500% due 04/03/18	417	409
Loan B				Extreme Reach Inc. 1st Lien Term Loan
5.000% due 10/16/20 (Ê)		3,700	3,742	6.750% due 02/10/20	1,700	1,700
Claire's Stores, Inc.				Fairpoint Communications, Inc.
8.875% due 03/15/19		1,710	1,659	7.500% due 02/14/19 (Ê)	2,500	2,585
9.000% due 03/15/19 (Þ)		3,780	3,960	FGI Operating Co. LLC Term Loan
6.125% due 03/15/20 (Þ)		3,360	3,158	5.500% due 04/19/19	1,000	1,012
Clear Channel Worldwide Holdings, Inc.				Fieldwood Energy LLC 2nd Lien Term
6.500% due 11/15/22		5,070	5,184	Loan
Series A				8.375% due 09/30/20	2,335	2,397
7.625% due 03/15/20		1,750	1,838	First Data Corp.
Cleaver-Brooks, Inc.				6.750% due 11/01/20 (Þ)	2,890	3,042
8.750% due 12/15/19 (Þ)		580	638	8.250% due 01/15/21 (Þ)	2,080	2,205
Cloud Peak Energy Resources LLC /				11.750% due 08/15/21 (Þ)	345	354
Cloud Peak Energy Finance Corp.				First Data Corp. Term Loan C
8.500% due 12/15/19		510	551	4.190% due 03/24/18 (Ê)	5,150	5,145
Consolidated Communication Term				First Quality Finance Co., Inc.
Loan B				4.625% due 05/15/21 (Þ)	250	237
4.250% due 12/23/20		2,000	2,019	Flexi-Van Leasing, Inc.
CPG International, Inc. 1st Lien Term				7.875% due 08/15/18 (Þ)	1,215	1,324
Loan B				Foresight Energy LLC / Foresight
4.750% due 09/30/20 (Ê)		1,397	1,404	Energy Corp.
Crown Castle International Corp.				7.875% due 08/15/21 (Þ)	9,250	9,493
5.250% due 01/15/23		1,970	1,953	FPC Holdings, Inc. Term Loan
CSC Holdings LLC				9.250% due 05/19/20 (Å)	2,000	1,960
6.750% due 11/15/21		700	763	Frontier Communications Corp.
Cumulus Media Holdings, Inc.				7.625% due 04/15/24	1,340	1,330
7.750% due 05/01/19		3,115	3,341	Gardner Denver, Inc.
Dana Holding Corp.				4.250% due 07/30/20 (Ê)	2,000	1,997
6.750% due 02/15/21		3,060	3,305	Getty Images, Inc. Term Loan B
DaVita HealthCare Partners, Inc.				4.750% due 10/18/19	1,030	967
5.750% due 08/15/22		1,420	1,454	Global Brass & Copper, Inc.
DBP Holding Corp.				9.500% due 06/01/19	1,570	1,802
7.750% due 10/15/20 (Þ)		1,565	1,514	Goodyear Tire & Rubber Co. (The)
Dell International LLC 1st Lien Term				6.500% due 03/01/21	1,855	1,978
Loan B				7.000% due 05/15/22	1,230	1,338
4.500% due 04/29/20		3,994	3,973	GrafTech International, Ltd.
Deluxe Entertainment Services Group,				6.375% due 11/15/20	2,270	2,338
Inc.				Grocery Outlet, Inc. Term Loan
8.000% due 07/03/17 (Ê)		1,000	998	10.500% due 05/26/19	2,230	2,242
Denali Borrower LLC / Denali Finance				GXS Worldwide, Inc.
Corp.				9.750% due 06/15/15	6,450	6,628
5.625% due 10/15/20 (Þ)		4,255	4,250	Halcon Resources Corp.
Denbury Resources, Inc.				9.750% due 07/15/20	1,130	1,172
6.375% due 08/15/21		3,085	3,278	9.750% due 07/15/20 (Þ)	570	591
DISH DBS Corp.				Harbinger Group, Inc.
5.875% due 07/15/22		1,410	1,412	7.875% due 07/15/19	6,380	6,827
Education Management LLC / Education				7.750% due 01/15/22 (Å)	50	50
Management Finance Corp.				HCA Holdings, Inc.
15.000% due 07/01/18		875	945	6.250% due 02/15/21	1,740	1,853
Education Management LLC Term Loan				HCA, Inc. Term Loan B4
C3				2.945% due 05/01/18 (Ê)	3,102	3,103

See accompanying notes which are an integral part of this quarterly report.
106 Russell Global Opportunistic Credit Fund

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$ or Shares			$
HCA, Inc. Term Loan B5				6.375% due 01/15/21	1,945	2,033
3.026% due 03/31/17 (Ê)		958	959	Linn Energy LLC / Linn Energy Finance
HD Supply, Inc.				Corp.
7.500% due 07/15/20		720	769	6.500% due 05/15/19	1,960	2,014
11.500% due 07/15/20		695	824	7.000% due 11/01/19 (Þ)	350	355
Healthcare Technology Intermediate,				LTS Buyer LLC
Inc.				8.000% due 04/01/21 (Ê)	120	122
7.375% due 09/01/18 (Þ)		590	610	Marina District Finance Co. Inc Term
Heartland Dental Care LLC				Loan B
5.500% due 12/21/18 (Ê)		2,426	2,442	6.750% due 08/15/18	750	757
Heartland Dental Care, LLC Term Loan				McJunkin Red Man Corp. 1st Lien Term
9.750% due 06/21/19		2,200	2,247	Loan B
Hillman Group, Inc. (The)				5.000% due 11/09/19 (Ê)	788	797
10.875% due 06/01/18		760	817	Meccanica Holdings USA, Inc.
Hockey Merger Sub 2, Inc.				6.250% due 07/15/19 (Þ)	430	452
7.875% due 10/01/21 (Å)		2,000	2,080	Memorial Production Partners, LP /
HUB International, Ltd. 1st Lien Term				Memorial Production Finance Corp.
Loan B				7.625% due 05/01/21	590	611
4.750% due 10/02/20 (Ê)		1,676	1,694	7.625% due 05/01/21 (Þ)	1,920	1,987
Huntsman International LLC				MGM Resorts International Term Loan B
5.125% due 04/15/21 (Þ)		590	808	3.500% due 12/20/19 (Ê)	5,279	5,278
Hyperion Insurance Group Term Loan B				Michaels FinCo Holdings LLC /
5.750% due 10/04/19		2,000	2,008	Michaels FinCo, Inc.
Immucor, Inc.				7.500% due 08/01/18 (Þ)	1,695	1,737
11.125% due 08/15/19		1,645	1,849	Milacron LLC / Mcron Finance Corp.
Inmar, Inc. 2nd Lien Term Loan				7.750% due 02/15/21 (Þ)	1,610	1,709
8.000% due 01/27/22		1,000	1,000	Mitchell International, Inc. 2nd Lien
Internet Brands Inc Term Loan				Term Loan
6.250% due 03/18/19		500	502	8.500% due 10/11/21	500	510
Intrawest ULC Term Loan				National Vision, Inc. Term Loan
5.500% due 11/26/20		3,000	3,045	7.000% due 08/02/18	1,703	1,729
ION Media Networks Inc Term Loan				Natural Resource Partners, LP
5.000% due 12/18/20		1,000	1,009	9.125% due 10/01/18 (Þ)	1,175	1,190
Isle of Capri Casinos, Inc.				Neiman Marcus Group, Ltd., Inc.
8.875% due 06/15/20		1,223	1,324	8.000% due 10/15/21 (Þ)	170	178
JBS USA LLC / JBS USA Finance, Inc.				8.750% due 10/15/21 (Þ)	3,230	3,391
8.250% due 02/01/20 (Þ)		1,400	1,517	North Atlantic Trading Co., Inc. Term
7.250% due 06/01/21 (Þ)		1,625	1,690	Loan
7.250% due 06/01/21 (Å)		900	934	1.000% due 12/30/19	2,710	2,696
JLL/Delta Dutch Newco BV SR				NRG Energy, Inc.
Unsecred				6.250% due 07/15/22 (Å)	1,750	1,754
7.500% due 02/01/22		500	499	6.625% due 03/15/23	2,440	2,492
JPMorgan Chase Bank NA				Nuance Communications, Inc.
Series Emtn				5.375% due 08/15/20 (Þ)	5,170	5,054
7.000% due 04/07/22 (Þ)	COP	390,000	193	Oasis Petroleum, Inc.
Kinetic Concepts, Inc. / KCI USA Inc				6.500% due 11/01/21	1,190	1,267
10.500% due 11/01/18		2,470	2,840	6.875% due 03/15/22 (Þ)	780	827
Kraton Polymers LLC / Kraton Polymers				6.875% due 01/15/23	1,920	2,054
Capital Corp.				Opal Acquisition, Inc. 1st Lien Term
6.750% due 03/01/19		2,195	2,327	Loan B
Laredo Petroleum, Inc.				5.000% due 11/27/20 (Ê)	2,650	2,664
5.625% due 01/15/22 (Å)		2,200	2,189	Open Text Corp. Term Loan B
Learfield Communications, Inc.				3.250% due 01/04/21	1,000	1,003
5.000% due 10/09/20 (Ê)		1,000	1,009	Optima Specialty Steel, Inc.
Legacy Reserves, LP / Legacy Reserves				12.500% due 12/15/16 (Þ)	2,030	2,228
Finance Corp.				16.000% due 12/30/16 (Å)	1,950	1,950
6.625% due 12/01/21 (Þ)		2,200	2,151	Orbitz Worldwide Inc Tranche C Term
Level 3 Financing, Inc.				Loan
8.125% due 07/01/19		565	620	5.750% due 03/25/19	1,000	1,003
7.000% due 06/01/20		1,330	1,413	P2 Newco Acquisition Inc. 2nd Lien
LIN Television Corp.				Term Loan

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 107

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
9.500% due 10/22/21 (Ê)	500	510	Rite Aid Corp.
Paperworks Industries, Inc. Term Loan			6.750% due 06/15/21	1,850	1,952
10.625% due 07/12/16 (Å)	1,426	1,376	ROC Finance LLC
10.625% due 07/20/16 (Þ)	3,975	3,836	5.000% due 03/29/19 (Ê)	728	710
Party City Holdings, Inc.			Roundy's Supermarkets, Inc.
8.875% due 08/01/20	2,225	2,475	5.750% due 02/13/19 (Ê)	500	505
Peabody Energy Corp.			RP Crown Parent LLC Term Loan
6.000% due 11/15/18	920	980	6.000% due 12/21/18	1,000	1,009
6.250% due 11/15/21	870	879	RR Donnelley & Sons Co.
Pemex Project Funding Master Trust			7.875% due 03/15/21	2,250	2,498
Series REGS			Ryerson, Inc. / Joseph T Ryerson &
5.500% due 02/24/25	600	924	Son Inc
Penn Virginia Corp.			9.000% due 10/15/17	2,430	2,630
7.250% due 04/15/19	1,180	1,215	Sabine Pass Liquefaction LLC
8.500% due 05/01/20	560	610	5.625% due 02/01/21 (Þ)	1,807	1,802
PFS Holding Corp.			5.625% due 02/01/21 (Å)	180	180
4.500% due 01/31/21 (Ê)	1,000	1,008	Salix Pharmaceutical Ltd. Term Loan
Physio-Control International, Inc.			4.250% due 01/02/20	1,500	1,517
9.875% due 01/15/19 (Þ)	1,062	1,191	SBA Telecommunications, Inc.
Pinnacle Entertainment, Inc.			5.750% due 07/15/20	140	146
7.500% due 04/15/21	1,500	1,626	Scientific Games International, Inc.
7.750% due 04/01/22	1,125	1,221	6.250% due 09/01/20	3,780	3,950
Pipeline Supply & Service LLC Term			Scientific Games Intl Inc Term Loan B
Loan B			4.250% due 10/18/20	1,500	1,506
5.500% due 01/24/20	500	498	Sequa Corp.
Pittsburgh Glass Works LLC			7.000% due 12/15/17 (Þ)	3,555	3,555
8.000% due 11/15/18 (Å)	1,550	1,674	Serta Simmons Holdings LLC
Plains Exploration & Production Co.			8.125% due 10/01/20 (Þ)	1,485	1,608
6.750% due 02/01/22	1,980	2,171	Shale-Inland Holdings LLC / Shale-
6.875% due 02/15/23	415	459	Inland Finance Corp.
PNK Finance Corp.			8.750% due 11/15/19 (Þ)	2,030	2,066
6.375% due 08/01/21 (Þ)	1,230	1,261	Sheridan Holdings, Inc. 2nd Lien Term
Polymer Group, Inc.			Loan
7.750% due 02/01/19	2,275	2,412	8.250% due 12/18/21	1,160	1,186
PowerTeam Services, LLC 2nd Lien			Sinclair Television Group, Inc.
Term Loan			5.375% due 04/01/21	465	460
8.250% due 11/06/20 (Ê)	500	494	6.375% due 11/01/21	665	688
Quikrete Holdings, Inc. 2nd Lien Term			Sirius XM Holdings, Inc.
Loan			5.875% due 10/01/20 (Þ)	3,920	3,964
7.000% due 03/30/21 (Ê)	500	513	SIRVA Worldwide, Inc. Term Loan
Radiation Therapy Services, Inc.			7.500% due 03/27/19	1,489	1,519
8.875% due 01/15/17	1,110	1,149	Sitel LLC / Sitel Finance Corp.
RCN Telecom Services LLC / RCN			11.000% due 08/01/17 (Þ)	1,120	1,187
Capital Corp.			Six Flags Entertainment Corp.
8.500% due 08/15/20 (Þ)	260	263	5.250% due 01/15/21 (Þ)	1,960	1,940
Redtop Acquisition Limited 1st Lien			SLM Corp.
Term Loan			4.875% due 06/17/19	2,900	2,871
4.500% due 12/03/20	500	504	Smithfield Foods, Inc.
Redtop Acquisition Limited 2nd Lien			5.250% due 08/01/18 (Þ)	1,230	1,281
Term Loan			6.625% due 08/15/22	2,935	3,089
8.250% due 12/03/21	500	510	Southern Copper Corp.
Rent-A-Center, Inc.			6.750% due 04/16/40	200	193
6.625% due 11/15/20	3,100	3,147	5.250% due 11/08/42	100	81
ResCare, Inc.			Spansion LLC
10.750% due 01/15/19	30	33	7.500% due 12/19/19 (Ê)	1,500	1,502
Reynolds Group Issuer, Inc. / Reynolds			Sprint Communications, Inc.
Group Issuer LLC			6.000% due 11/15/22	1,335	1,312
9.000% due 04/15/19	1,850	1,973	Sprint Corp.
9.875% due 08/15/19	630	696	7.250% due 09/15/21 (Þ)	1,755	1,891
5.750% due 10/15/20	2,065	2,111	7.125% due 06/15/24 (Þ)	750	754
6.875% due 02/15/21	5	5	Sprint Nextel Corp.

See accompanying notes which are an integral part of this quarterly report.
108 Russell Global Opportunistic Credit Fund

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
7.000% due 08/15/20	200	216	UCI International, Inc.
Stone Energy Corp.			8.625% due 02/15/19	1,605	1,581
7.500% due 11/15/22	2,170	2,289	United Rentals NA, Inc.
Suburban Propane Partners, LP/			7.625% due 04/15/22	2,795	3,144
Suburban Energy Finance Corp.			United Surgical Partners International,
7.375% due 08/01/21	3,770	4,119	Inc.
Summit Materials LLC / Summit			9.000% due 04/01/20	2,070	2,313
Materials Finance Corp.			Univision Communications, Inc.
10.500% due 01/31/20	1,980	2,200	6.875% due 05/15/19 (Þ)	1,870	2,006
10.500% due 01/31/20 (Å)	1,950	2,167	6.750% due 09/15/22 (Þ)	115	126
SunCoke Energy, Inc.			Utex Industries, Inc. Term Loan
7.625% due 08/01/19	1,871	2,016	4.750% due 04/10/20 (Ê)	547	550
Symbion, Inc.			8.750% due 04/10/21 (Ê)	1,110	1,135
8.000% due 06/15/16	1,020	1,072	Valeant Pharmaceuticals International
Technicolor SA Term Loan			6.750% due 08/15/21 (Þ)	1,175	1,254
7.500% due 07/10/20	839	1,152	Van Wagner Communications LLC
Tempur Sealy International, Inc.			6.250% due 08/03/18 (Ê)	2,102	2,125
6.875% due 12/15/20	1,775	1,941	Veyance Technologies, Inc.
Tenet Healthcare Corp.			5.250% due 09/08/17 (Ê)	1,000	1,004
6.000% due 10/01/20 (Þ)	6,520	6,862	Victor Technologies Group, Inc.
Tesoro Logistics, LP / Tesoro Logistics			9.000% due 12/15/17	5,750	6,164
Finance Corp.			Vince Intermediate Holding, LLC Term
5.875% due 10/01/20 (Å)	2,500	2,563	Loan
TIP Trailer Services, Inc. Term Loan			6.000% due 11/04/19	1,000	1,010
6.500% due 10/23/20	1,500	1,470	Visant Corp.
T-Mobile USA, Inc.			10.000% due 10/01/17	1,000	965
5.250% due 09/01/18 (Þ)	1,370	1,445	Visant Corp.Term Loan B
6.542% due 04/28/20	880	932	5.250% due 12/22/16 (Ê)	2,500	2,471
6.633% due 04/28/21	1,015	1,068	VWR Funding, Inc.
TMS International Corp.			4.200% due 04/03/17 (Ê)	177	178
7.625% due 10/15/21 (Þ)	2,420	2,571	7.250% due 09/15/17	2,640	2,812
TNT Crane & Rigging Inc. 1st Lien			VWR Funding, Inc. Term Loan B1
Term Loan			4.144% due 04/03/17 (Ê)	177	178
5.500% due 11/27/20	1,000	1,000	Walker & Dunlop Inc Term Loan B
TNT Crane & Rigging Inc. 2nd Lien			5.500% due 12/11/20	2,000	2,020
Term Loan			Walter Investment Management Corp.
10.000% due 11/27/21 (Ê)	250	249	7.875% due 12/15/21 (Þ)	1,805	1,828
Townsquare Radio LLC / Townsquare			Washington Inventory Service Term Loan
Radio, Inc.			10.250% due 06/18/19	2,600	2,613
9.000% due 04/01/19 (Þ)	670	734	WESCO Distribution, Inc.
Toys R Us Property Co. I, LLC Term			5.375% due 12/15/21 (Þ)	1,590	1,598
Loan B			West Corp. Term Loan B10
6.000% due 08/21/19	1,761	1,674	3.250% due 06/30/18	1,742	1,745
Toys R Us Property Co. II LLC			WideOpenWest Finance LLC Term B 1
8.500% due 12/01/17	1,140	1,157	3.750% due 07/17/17	500	502
Transaction Networks Services 1st Lien			Wilton Brands LLC Term Loan B
Term Loan			7.500% due 08/30/18 (Ê)	3,650	3,453
5.000% due 02/14/20	750	754	Windstream Corp.
TransDigm, Inc.			7.750% due 10/01/21	875	919
7.500% due 07/15/21	2,400	2,598	7.500% due 04/01/23	620	620
Tribune Co. Term Loan			Wise Metals Group LLC / Wise Alloys
4.000% due 11/12/20	4,000	3,989	Finance Corp.
Tronox Finance LLC			8.750% due 12/15/18 (Þ)	1,200	1,272
6.375% due 08/15/20	2,445	2,476	WMG Acquisition Corp.
TW Telecom holdings Inc.			6.000% due 01/15/21 (Å)	3,000	3,105
5.375% due 10/01/22	975	965	Series REGS
U.S. Renal Care, Inc. 2nd Lien Term			6.250% due 01/15/21	1,602	2,215
Loan			WMG Acquisition Corp. Term Loan B
8.500% due 07/03/20	330	337	3.750% due 07/01/20 (Ê)	848	850
U.S. Renal Care, Inc.1st Lien Term Loan			Wolverine World Wide, Inc.
4.250% due 07/03/19 (Ê)	688	693	6.125% due 10/15/20	1,430	1,532

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 109

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Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$ or Shares				$
Yankee Cable Acquisition LLC Term				United States - 0.3%
Loan B				Harbinger Group, Inc.(Æ)(Þ)		2,000	3,510
4.500% due 03/02/20		1,094	1,106

			531,281	Total Preferred Stocks
Uruguay - 0.2%				(cost $2,000)			3,510
Uruguay Government International Bond				Options Purchased - 0.0%
5.000% due 09/14/18	UYU	3,844	185	(Number of Contracts)
8.000% due 11/18/22		390	482	Cross Currency Options
6.875% due 09/28/25		828	943	(EUR/USD)
7.875% due 01/15/33		829	1,025	Apr 2014 0.00 Put (3)		7,027 (ÿ)	227
Uruguay Monetary Regulation Bill
0.010% due 08/20/15	UYU	9,000	330	Total Options Purchased
Uruguay Treasury Bills				(cost $151)			227

Series 0001				Short-Term Investments - 15.8%
Zero coupon due 01/14/16	UYU	7,500	262
			3,227	Brazil - 0.4%
Venezuela, Bolivarian Republic of - 2.0%				Brazil Letras do Tesouro Nacional
Bogota Distrito Capital				Series LTN
9.750% due 07/26/28	COP	800,000	446	Zero coupon due 01/01/15	BRL	13,992	5,234
Bolivarian Republic of Venezuela
8.250% due 10/13/24		1,022	613	Kazakhstan - 0.1%
Petroleos de Venezuela SA				KazMunayGas National Co. JSC
Series 2015				Series REGS
5.000% due 10/28/15		4,452	3,686	11.750% due 01/23/15		842	920
Series REGS
5.250% due 04/12/17		250	169	Malaysia - 0.0%
8.500% due 11/02/17		10,988	8,526	Bank Negara Malaysia Monetary Notes
Republic of Venezuela				Series 5213
7.750% due 10/13/19		6,602	4,390	Zero coupon due 03/25/14 (~)	MYR	150	44
Venezuela Government International
Bond				Series 6813
5.750% due 02/26/16		4,188	3,371	Zero coupon due 02/11/14 (~)	MYR	150	45
6.000% due 12/09/20		1,681	979				89
9.000% due 05/07/23		910	582	Mexico - 0.0%
Series REGS				Mexican Bonos
13.625% due 08/15/18		1,024	927	Series MI10
12.750% due 08/23/22		4,660	3,821	9.500% due 12/18/14	MXN	2,378	187
11.950% due 08/05/31		729	539
			28,049	Nigeria - 0.1%
Virgin Islands, British - 0.5%				Nigeria Treasury Bills
Bestgain Real Estate, Ltd.				0.010% due 04/10/14 (~)	NGN	75,000	452
Series REGS				0.010% due 04/24/14 (~)	NGN	2,000	12
2.625% due 03/13/18		200	185	0.010% due 06/05/14 (~)	NGN	4,125	24
QGOG Atlantic / Alaskan Rigs, Ltd.				0.010% due 06/19/14 (~)	NGN	91,000	533
5.250% due 07/30/18 (Þ)		264	272	0.010% due 08/07/14 (~)	NGN	55,000	317
Sinochem Overseas Capital Co., Ltd.				0.010% due 10/23/14 (~)	NGN	13,500	76
4.500% due 11/12/20 (Þ)		5,701	5,863	0.010% due 12/18/14 (~)	NGN	100,071	556
Series REGS				0.010% due 01/08/15 (~)	NGN	56,000	300
4.500% due 11/12/20		353	363				2,270
Sinopec Capital 2013, Ltd.				Turkey - 0.3%
3.125% due 04/24/23 (Þ)		573	513
			7,196	Turkey Government Bond
				Zero coupon due 06/11/14	TRY	3,545	1,513
Total Long-Term Fixed Income				Series 2YR
Investments				9.000% due 03/05/14	TRY	7,400	3,270
(cost $1,231,699)			1,207,688				4,783
Preferred Stocks - 0.3%				United States - 14.8%
				Russell U.S. Cash Management Fund	212,677,203 (∞)		212,677

See accompanying notes which are an integral part of this quarterly report.
110 Russell Global Opportunistic Credit Fund

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Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

	Principal	Fair
	Amount ($)	Value
	or Shares	$
Venezuela, Bolivarian Republic of - 0.1%
Petroleos de Venezuela SA
Series 2014
4.900% due 10/28/14	1,901	1,763

Total Short-Term Investments
(cost $229,346)		227,923
Total Investments 99.9%
(identified cost $1,463,196)		1,439,348

Other Assets and Liabilities,
Net - 0.1%		1,509

Net Assets - 100.0%		1,440,857

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 111

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal		Cost per	Cost	Fair Value
% of Net Assets		Acquisition	Amount ($)		Unit	(000)	(000)
Securities		Date	or Shares		$ $		$
3.1%
ADT Corp. (The)		01/21/14		2,000,000	106.08	2,122	2,068
American Builders & Contractors Supply Co., Inc.		01/16/14		3,500,000	102.24	3,579	3,535
Ancestry.com, Inc.		01/29/14		1,750,000	103.00	1,803	1,824
Andrade Gutierrez International SA		01/13/14		200,000	96.53	193	190
ARS Intermediate Holdings LLC		05/03/11		2,700,521	99.39	2,684	2,427
BlueLine Rental Finance Corp.		01/16/14		2,955,000	102.91	3,041	3,055
CHS/Community Health Systems, Inc.		01/15/14		3,995,000	100.00	3,995	4,095
Cia Minera Ares SAC		01/15/14		200,000	99.34	199	200
FPC Holdings, Inc. Term Loan		05/23/13		2,000,000	98.00	1,960	1,960
Harbinger Group, Inc.		01/15/14		50,000	100.00	50	50
Hockey Merger Sub 2, Inc.		01/06/14		2,000,000	103.97	2,079	2,080
Jaguar Land Rover Automotive PLC		01/28/14	GBP	700,000	165.82	1,161	1,139
JBS USA LLC / JBS USA Finance, Inc.		01/06/14		900,000	105.21	947	934
Laredo Petroleum, Inc.		01/13/14		2,200,000	100.00	2,200	2,189
Masonite International Corp.		01/15/14		2,750,000	108.72	2,990	3,011
Millicom International Cellular SA		01/07/14		475,000	104.25	495	478
NRG Energy, Inc.		01/10/14		1,750,000	100.00	1,750	1,754
Optima Specialty Steel, Inc.		01/31/13		1,950,000	98.40	1,919	1,950
Paperworks Industries, Inc. Term Loan		09/01/11		1,425,914	100.00	1,426	1,376
Pittsburgh Glass Works LLC		01/07/14		1,550,000	106.92	1,657	1,674
Sabine Pass Liquefaction LLC		01/30/14		180,000	99.75	180	180
Summit Materials LLC / Summit Materials Finance Corp.		01/09/14		1,950,000	109.59	2,137	2,167
Tenedora Nemak SA de CV		01/16/14		250,000	98.00	245	241
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.		01/06/14		2,500,000	102.73	2,568	2,563
VTR Finance BV		01/17/14		244,000	100.00	244	244
WMG Acquisition Corp.		01/14/14		3,000,000	104.73	3,142	3,105
							44,489
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
			Number of	Notional	Expiration		(Depreciation)
			Contracts	Amount		Date	$

Long Positions
United States Treasury 5 Year Note Futures			263	USD	31,724	03/14	193
United States Treasury Long-Term Bond Futures			300	USD	40,078	03/14	752
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							945

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price	Amount		Date	$
Cross Currency Options (EUR)	Put	3	0.00		7,027	04/01/14	(113)
Total Liability for Options Written (premiums received $82)							(113)

See accompanying notes which are an integral part of this quarterly report.

112 Russell Global Opportunistic Credit Fund

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Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Transactions in options written contracts for the period ended January 31, 2014 were as follows:
		Number of		Premiums
			Contracts	Received
Outstanding October 31, 2013			—	$ —
Opened			5	103
Closed			—	—
Expired			(2)	(21)
Outstanding January 31, 2014			3	$ 82

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Bank of New York	USD	524	AUD	602	03/07/14	2
Bank of New York	USD	1,173	CAD	1,309	03/07/14	1
Bank of New York	EUR	122	USD	165	03/07/14	—
Bank of New York	NZD	1,219	USD	984	03/07/14	—
Barclays	USD	100	EUR	74	02/14/14	(1)
Barclays	USD	422	HUF	95,245	02/14/14	(11)
Barclays	USD	1,097	IDR 13,377,915		02/13/14	(3)
Barclays	USD	205	IDR	2,492,800	03/03/14	(2)
Barclays	USD	420	KES	38,115	05/20/14	8
Barclays	USD	569	MXN	7,616	02/14/14	—
Barclays	USD	3,196	MYR	10,649	03/04/14	(19)
Barclays	USD	560	PLN	1,721	02/14/14	(14)
Barclays	USD	695	PLN	2,128	02/14/14	(20)
Barclays	USD	700	PLN	2,128	02/14/14	(26)
Barclays	USD	1,207	PLN	3,729	02/14/14	(25)
Barclays	USD	207	RUB	6,972	02/14/14	(9)
Barclays	USD	1,620	RUB	54,407	02/14/14	(75)
Barclays	USD	1,062	ZAR	11,525	02/14/14	(26)
Barclays	BRL	1,460	USD	600	03/06/14	—
Barclays	CZK	5,875	USD	290	02/14/14	2
Barclays	CZK	12,476	USD	622	02/14/14	11
Barclays	KES	38,115	USD	413	05/20/14	(16)
Barclays	MXN	2,345	USD	175	02/14/14	—
Barclays	MXN	4,975	USD	371	02/14/14	(1)
Barclays	PEN	1,034	USD	366	02/27/14	2
Barclays	ZAR	8,061	USD	720	02/14/14	(4)
Brown Brothers Harriman	USD	4,360	EUR	3,233	02/07/14	—
Brown Brothers Harriman	EUR	3,233	USD	4,360	03/07/14	—
Citigroup	USD	598	PLN	1,830	02/14/14	(18)
Citigroup	USD	603	PLN	1,830	02/14/14	(23)
Citigroup	USD	163	UYU	3,533	02/14/14	(4)
Citigroup	HUF	145,943	USD	666	02/14/14	36
Citigroup	PEN	333	USD	118	02/21/14	1
Citigroup	PEN	1,034	USD	366	02/27/14	2
Deutsche Bank	USD	5,668	AUD	6,496	02/07/14	16
Deutsche Bank	USD	183	GBP	110	03/14/14	(2)
Deutsche Bank	AUD	6,496	USD	5,657	03/07/14	(16)
Deutsche Bank	BRL	21,605	USD	8,850	03/06/14	(32)
Deutsche Bank	COP	6,109,185	USD	3,109	02/21/14	82
Deutsche Bank	COP	6,111,914	USD	3,130	02/21/14	101
Deutsche Bank	EUR	1,712	USD	2,341	03/14/14	32
Deutsche Bank	GBP	223	USD	368	03/14/14	1
Deutsche Bank	GBP	663	USD	1,093	03/14/14	4
Deutsche Bank	IDR 30,283,741		USD	2,530	02/21/14	57
Deutsche Bank	IDR 31,105,850		USD	2,603	02/21/14	63
Deutsche Bank	MXN	120,823	USD	9,000	04/30/14	26
HSBC	USD	810	COP	1,624,050	02/26/14	(5)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 113

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Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
HSBC	USD	975	MYR	3,178	02/14/14	(27)
HSBC	USD	161	UYU	3,502	02/14/14	(4)
HSBC	CLP	111,511	USD	207	02/10/14	6
HSBC	CLP	559,091	USD	1,040	02/24/14	36
HSBC	PEN	361	USD	128	02/21/14	1
JPMorgan Chase	USD	395	BRL	964	02/04/14	4
JPMorgan Chase	USD	732	IDR	8,901,120	02/13/14	(4)
JPMorgan Chase	USD	385	IDR	4,718,175	02/28/14	—
JPMorgan Chase	USD	136	IDR	1,653,080	03/03/14	(1)
JPMorgan Chase	USD	507	INR	31,992	02/28/14	1
JPMorgan Chase	USD	537	INR	34,269	02/28/14	7
JPMorgan Chase	USD	300	MYR	987	02/07/14	(5)
JPMorgan Chase	USD	2,027	PHP	91,600	02/28/14	(7)
JPMorgan Chase	USD	116	PLN	356	02/14/14	(3)
JPMorgan Chase	USD	117	PLN	356	02/14/14	(4)
JPMorgan Chase	USD	1,646	RUB	55,242	02/14/14	(79)
JPMorgan Chase	USD	625	THB	20,281	03/03/14	(12)
JPMorgan Chase	USD	306	TRY	672	02/14/14	(10)
JPMorgan Chase	USD	553	TRY	1,247	02/14/14	(3)
JPMorgan Chase	USD	629	TRY	1,379	02/14/14	(21)
JPMorgan Chase	USD	161	UYU	3,502	02/14/14	(3)
JPMorgan Chase	USD	162	UYU	3,528	02/14/14	(4)
JPMorgan Chase	BRL	3,440	USD	1,450	02/04/14	24
JPMorgan Chase	BRL	964	USD	392	03/06/14	(4)
JPMorgan Chase	CZK	54,503	USD	2,721	02/14/14	51
JPMorgan Chase	EUR	334	USD	454	02/14/14	4
JPMorgan Chase	MXN	4,140	USD	309	02/14/14	—
JPMorgan Chase	MYR	5,377	USD	1,605	02/10/14	(1)
JPMorgan Chase	MYR	3,347	USD	1,000	02/14/14	—
JPMorgan Chase	PEN	361	USD	128	02/21/14	1
JPMorgan Chase	RON	3,068	USD	927	02/14/14	8
JPMorgan Chase	UYU	3,991	USD	182	02/14/14	2
Royal Bank of Canada	USD	3,762	CAD	4,195	02/07/14	4
Royal Bank of Canada	CAD	4,195	USD	3,760	03/07/14	(4)
Standard Chartered	USD	395	BRL	964	02/04/14	4
Standard Chartered	USD	880	BRL	2,106	02/04/14	(7)
Standard Chartered	USD	368	BRL	897	03/06/14	1
Standard Chartered	USD	810	COP	1,624,050	02/26/14	(5)
Standard Chartered	USD	1,220	COP	2,461,753	02/26/14	—
Standard Chartered	USD	1,083	INR	67,329	02/26/14	(14)
Standard Chartered	USD	254	INR	16,015	02/28/14	—
Standard Chartered	USD	483	INR	30,811	02/28/14	6
Standard Chartered	USD	596	PLN	1,823	02/14/14	(18)
Standard Chartered	USD	3,880	PLN	11,777	02/14/14	(146)
Standard Chartered	BRL	593	USD	249	02/04/14	4
Standard Chartered	BRL	964	USD	392	03/06/14	(4)
Standard Chartered	CLP	367,218	USD	690	02/10/14	29
Standard Chartered	CLP	1,032,000	USD	1,920	02/10/14	63
Standard Chartered	CLP	297,584	USD	555	02/21/14	20
Standard Chartered	CZK	10,237	USD	511	02/14/14	9
Standard Chartered	EUR	334	USD	454	02/14/14	4
Standard Chartered	MXN	113	USD	9	02/14/14	—
Standard Chartered	MXN	14,790	USD	1,119	02/14/14	14
Standard Chartered	PEN	1,005	USD	355	02/21/14	1
Standard Chartered	PEN	3,104	USD	1,098	02/27/14	5
State Street	USD	701	EUR	509	02/07/14	(15)
State Street	USD	4,360	EUR	3,233	02/07/14	—
State Street	AUD	477	USD	419	02/07/14	1

See accompanying notes which are an integral part of this quarterly report.
114 Russell Global Opportunistic Credit Fund

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Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
			Amount		Amount				(Depreciation)
Counterparty				Sold	Bought		Settlement Date		$
State Street			AUD	1,325	USD	1,185		02/07/14	26
State Street			AUD	1,575	USD	1,406		02/07/14	28
State Street			AUD	3,119	USD	2,782		02/07/14	53
State Street			CAD	311	USD	284		02/07/14	5
State Street			CAD	858	USD	803		02/07/14	33
State Street			CAD	3,026	USD	2,846		02/07/14	129
State Street			CHF	666	USD	738		02/06/14	4
State Street			EUR	10,097	USD	13,702		02/06/14	85
State Street			EUR	10,439	USD	14,234		02/06/14	155
State Street			EUR	55,161	USD	75,209		02/06/14	814
State Street			EUR	474	USD	643		02/07/14	3
State Street			EUR	1,342	USD	1,831		02/07/14	21
State Street			EUR	5,159	USD	7,106		02/07/14	148
State Street			EUR	3,233	USD	4,360		03/07/14	—
State Street			GBP	7,691	USD	12,588		02/06/14	(56)
State Street			GBP	13,373	USD	21,947		02/06/14	(37)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									1,411

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
						Fund (Pays)/			Fair
				Notional		Receives		Termination	Value
Reference Entity	Counterparty			Amount		Fixed Rate		Date	$
CDX NA High Yield Index	Morgan Stanley			USD	1,000	5.000%		12/20/18	67
CDX NA High Yield Index	Morgan Stanley			USD	1,000	5.000%		12/20/18	67
CDX NA High Yield Index	Morgan Stanley			USD 11,000		5.000%		12/20/18	733
CDX NA High Yield Index	Morgan Stanley			USD 13,000		5.000%		12/20/18	867
CDX NA High Yield Index	Morgan Stanley			USD 14,000		5.000%		12/20/18	933
CDX NA High Yield Index	Morgan Stanley			USD 15,000		5.000%		12/20/18	1,000
CDX NA High Yield Index	Morgan Stanley			USD 18,000		5.000%		12/20/18	1,200
CDX NA High Yield Index	Morgan Stanley			USD 42,000		5.000%		12/20/18	2,801
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($8,961)									7,668

Presentation of Portfolio Holdings

Amounts in thousands
					Fair Value
Portfolio Summary	Level 1			Level 2		Level 3			Total
Long-Term Fixed Income Investments
Argentina	$ —		$ 810		$ —			$ 810
Australia		—		1,752			—		1,752
Austria		—		432			—		432
Azerbaijan		—		2,859			—		2,859
Bermuda		—		3,723			—		3,723
Brazil		—		51,994			—		51,994
Canada		—		19,944			—		19,944
Cayman Islands		—		3,642			—		3,642
Chile		—		10,267			—		10,267
Colombia		—		20,419			—		20,419
Croatia		—		10,652			—		10,652

				See accompanying notes which are an integral part of this quarterly report.
						Russell Global Opportunistic Credit Fund 115

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3		Total
Cyprus		—	126			—		126
Dominican Republic		—	6,729			—		6,729
El Salvador		—	3,060			—		3,060
France		—	10,521			—		10,521
Germany		—	19,029			2,761		21,790
Ghana		—	1,237			—		1,237
Hungary		—	17,062			—		17,062
India		—	202			—		202
Indonesia		—	40,711			—		40,711
Iraq		—	3,851			—		3,851
Ireland		—	9,475			—		9,475
Italy		—	6,002			—		6,002
Ivory Coast		—	3,433			—		3,433
Jersey		—	4,962			—		4,962
Kazakhstan		—	12,792			—		12,792
Luxembourg		—	67,571			—		67,571
Malaysia		—	18,761			—		18,761
Marshall Islands		—	510			—		510
Mexico		—	43,861			—		43,861
Morocco		—	608			—		608
Netherlands		—	9,941			—		9,941
Nigeria		—	2,899			—		2,899
Norway		—	2,163			—		2,163
Panama		—	5,758			—		5,758
Peru		—	9,090			—		9,090
Philippines		—	6,777			—		6,777
Poland		—	21,938			—		21,938
Romania		—	8,943			—		8,943
Russia		—	33,969			—		33,969
Singapore		—	272			—		272
Slovakia		—	2,364			—		2,364
Slovenia		—	1,392			—		1,392
South Africa		—	35,743			—		35,743
Spain		—	1,744			—		1,744
Sri Lanka		—	508			—		508
Sweden		—	1,810			—		1,810
Thailand		—	12,233			—		12,233
Trinidad and Tobago		—	1,499			—		1,499
Turkey		—	38,229			—		38,229
Ukraine		—	11,726			—		11,726
United Kingdom		—	29,179			—		29,179
United States		—	521,335			9,946		531,281
Uruguay		—	2,897			330		3,227
Venezuela, Bolivarian Republic of		—	28,049			—		28,049
Virgin Islands, British		—	7,196			—		7,196
Preferred Stocks		—	—			3,510		3,510
Options Purchased		—	227			—		227
Short-Term Investments		—	227,923			—		227,923
Total Investments		—	1,422,801			16,547		1,439,348

See accompanying notes which are an integral part of this quarterly report.

116 Russell Global Opportunistic Credit Fund

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
					Fair Value
Portfolio Summary	Level 1		Level 2			Level 3		Total
Other Financial Instruments
Futures Contracts		945		—			—		945
Options Written		—		(113)			—		(113)
Foreign Currency Exchange Contracts		—		1,411			—		1,411
Credit Default Swap Contracts		—		7,668			—		7,668
Total Other Financial Instruments*	$ 945		$ 8,966		$ —			$ 9,911

*  Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2014, see note 2 in the Notes to Quarterly Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended January 31, 2014 were as follows:

										Net Change in
										Unrealized
										Appreciation/
										(Depreciation)
						Net	Net	Net Change		on
	Beginning			Accrued	Realized Transfers Transfers in Unrealized				Ending	Investments
Category and	Balance	Gross	Gross	Discounts/	Gain	into	out of	Appreciation/ Balance of		held as of
Subcategory	11/1/2013 Purchases		Sales	(Premiums)	(Loss)	Level 3	Level 3 (Depreciation)		1/31/2014	1/31/2014
Long-Term Fixed Income
Investments
Germany	$3,370	$—	$—	$—	$—	$—	$—	$(609)	$2,761	$(609)
United States	10,099	97	92	2	—	—	120	(40)	9,946	(40)
Uruguay	—	338	—	6	—	—	—	(14)	330	(14)
Preferred Stocks	3,072	—	—	—	—	—	—	438	3,510	438
Total Investments	16,541	435	92	8	—	—	120	(225)	16,547	(225)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 117

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Long-Term Investments - 93.6%			Brazos Higher Education Authority
			Series 2010-1 Class A2
Asset-Backed Securities - 7.5%			1.438% due 02/25/35 (Ê)	5,000	5,077
Access Group, Inc.			Capital Auto Receivables Asset Trust
Series 2004-2 Class A3			Series 2013-4 Class A2
0.429% due 10/25/24 (Ê)	3,700	3,371	0.850% due 02/21/17	3,200	3,200
ACE Securities Corp. Home Equity Loan			Series 2014-1 Class A2
Trust			0.960% due 04/20/17	3,420	3,427
Series 2006-HE2 Class A2D
0.428% due 05/25/36 (Ê)	2,572	1,458	C-BASS Mortgage Loan Trust
			Series 2007-CB3 Class A1
Series 2006-HE4 Class A2A			4.338% due 03/25/37	13,737	7,452
0.218% due 10/25/36 (Ê)	138	47
			CCG Receivables Trust
Ally Auto Receivables Trust			Series 2013-1 Class A2
Series 2013-2 Class A2B			1.050% due 08/14/20 (Þ)	3,527	3,529
0.390% due 07/15/16 (Ê)	5,285	5,288
			Centex Home Equity Loan Trust
Ally Master Owner Trust			Series 2002-D Class AF4
Series 2010-2 Class A			5.210% due 11/25/28	110	110
4.250% due 04/15/17 (Þ)	1,592	1,658
			Series 2006-A Class AV4
Series 2012-1 Class A2			0.408% due 06/25/36 (Ê)	4,713	4,154
1.440% due 02/15/17	5,690	5,738
			CFC
AmeriCredit Automobile Receivables			Series 2013-1A Class A
Trust			1.650% due 07/17/17 (Þ)	2,458	2,453
Series 2010-4 Class B
1.990% due 10/08/15	198	198	Chase Issuance Trust
			Series 2014-A1 Class A
Series 2011-3 Class B			1.150% due 01/15/19	6,560	6,574
2.280% due 06/08/16	5,735	5,764
			Chesapeake Funding LLC
Series 2012-2 Class A2			Series 2012-1A Class A
0.760% due 10/08/15	1,297	1,297	0.915% due 11/07/23 (Ê)(Þ)	4,868	4,886
Series 2012-3 Class B			CIT Education Loan Trust
1.590% due 07/10/17	1,985	2,003	Series 2007-1 Class A
Series 2012-4 Class A2			0.336% due 03/25/42 (Ê)(Þ)	4,348	3,999
0.490% due 04/08/16	6,121	6,120	Citigroup Mortgage Loan Trust, Inc.
Series 2013-1 Class A2			Series 2007-AHL3 Class A3A
0.490% due 06/08/16	2,102	2,101	0.218% due 07/25/45 (Ê)	615	477
Series 2013-2 Class A2			Series 2007-WFH1 Class A3
0.530% due 11/08/16	2,544	2,545	0.308% due 01/25/37 (Ê)	4,317	4,212
Series 2013-3 Class A2			Series 2007-WFH1 Class A4
0.680% due 10/11/16	1,277	1,278	0.358% due 01/25/37 (Ê)	7,880	6,551
Asset Backed Securities Corp. Home			CNH Equipment Trust
Equity			Series 2012-C Class A2
Series 2006-HE5 Class A5			0.440% due 02/16/16	1,237	1,237
0.398% due 07/25/36 (Ê)	8,729	7,270	Conseco Finance Home Improvement
Asset Backed Securities Corp. Home			Loan Trust
Equity Loan Trust			Series 2000-E Class M1
Series 2004-HE6 Class A1			8.130% due 08/15/31	106	106
0.433% due 09/25/34 (Ê)	52	52	Conseco Finance Securitizations Corp.
Bank of America Auto Trust			Series 2001-4 Class A4
Series 2012-1 Class A3			7.360% due 08/01/32	2,555	2,708
0.780% due 06/15/16	16,621	16,659	Conseco Financial Corp.
Bear Stearns Asset Backed Securities			Series 1997-7 Class A6
I Trust			6.760% due 07/15/28	296	310
Series 2007-HE5 Class 1A2			Countrywide Asset-Backed Certificates
0.338% due 06/25/47 (Ê)	3,500	3,352	Series 2005-4 Class AF3
BNC Mortgage Loan Trust			4.456% due 10/25/35	151	151
Series 2007-2 Class A2			Series 2005-17 Class 4A2A
0.258% due 05/25/37 (Ê)	213	201	0.418% due 05/25/36 (Ê)	772	769

See accompanying notes which are an integral part of this quarterly report.

118 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Series 2006-3 Class 2A2			Series 1994-1 Class A5
0.338% due 06/25/36 (Ê)	1,619	1,541	7.650% due 04/15/19	352	366
Series 2007-4 Class A2			GSAA Trust
5.530% due 04/25/47	2,415	2,204	Series 2006-2 Class 2A3
Credit-Based Asset Servicing and			0.428% due 12/25/35 (Ê)	3,270	3,232
Securitization LLC			GSAMP Trust
Series 2003-CB6 Class M1			Series 2005-WMC2 Class A2C
1.208% due 12/25/33 (Ê)	3,769	3,531	0.508% due 11/25/35 (Ê)	5,880	5,449
DT Auto Owner Trust			Series 2006-HE5 Class A2C
Series 2012-2A Class A			0.308% due 08/25/36 (Ê)	7,483	5,427
0.910% due 11/16/15 (Þ)	235	235	Series 2007-FM1 Class A2A
Series 2013-1A Class A			0.228% due 12/25/36 (Ê)	628	316
0.750% due 05/16/16 (Þ)	3,224	3,226	Series 2007-NC1 Class A2B
Series 2013-2A Class A			0.258% due 12/25/46 (Ê)	1,124	608
0.810% due 09/15/16 (Þ)	9,966	9,975	Series 2007-NC1 Class A2C
Enterprise Fleet Financing LLC			0.308% due 12/25/46 (Ê)	12,516	6,807
Series 2011-3 Class A2			Hertz Fleet Lease Funding, LP
1.620% due 05/20/17 (Þ)	2,885	2,892	Series 2013-3 Class A
Series 2013-2 Class A2			0.711% due 12/10/27 (Ê)(Þ)	3,525	3,532
1.060% due 03/20/19 (Þ)	7,525	7,540	Hertz Vehicle Financing LLC
EquiFirst Mortgage Loan Trust			Series 2009-2A Class A2
Series 2003-2 Class M2			5.290% due 03/25/16 (Þ)	6,500	6,772
2.708% due 09/25/33 (Ê)	1,925	1,819	HLSS Servicer Advance Receivables
Exeter Automobile Receivables Trust			Backed Notes
Series 2013-1A Class A			Series 2013-T5 Class DT5
1.290% due 10/16/17 (Þ)	2,134	2,134	3.314% due 08/15/46 (Å)	4,100	4,099
Fannie Mae Grantor Trust			Home Equity Asset Trust
Series 2003-T4 Class 2A5			Series 2006-4 Class 2A4
5.407% due 09/26/33	557	614	0.438% due 08/25/36 (Ê)	3,361	2,572
Federal Home Loan Mortgage Corp.			Honda Auto Receivables Owner Trust
Structured Pass-Through Securities			Series 2011-3 Class A3
Series 2000-30 Class A5			0.880% due 09/21/15	602	603
7.706% due 12/25/30	382	385	HSBC Home Equity Loan Trust
First Franklin Mortgage Loan Asset			Series 2005-1 Class A
Backed Certificates			0.447% due 01/20/34 (Ê)	1,323	1,315
Series 2005-FF8 Class M1			Series 2006-2 Class A1
0.648% due 09/25/35 (Ê)	4,700	4,229	0.307% due 03/20/36 (Ê)	2,445	2,392
Series 2006-FF18 Class A2B			Series 2007-1 Class AS
0.268% due 12/25/37 (Ê)	10,217	6,012	0.357% due 03/20/36 (Ê)	5,519	5,403
Ford Credit Auto Owner Trust			Series 2007-2 Class A3V
Series 2012-A Class A3			0.377% due 07/20/36 (Ê)	3,323	3,298
0.840% due 08/15/16	3,742	3,750	HSI Asset Securitization Corp. Trust
Fremont Home Loan Trust			Series 2007-WF1 Class 2A4
Series 2006-E Class 2A1			0.408% due 05/25/37 (Ê)	9,069	6,792
0.218% due 01/25/37 (Ê)	20	10	Huntington Auto Trust
Gabs Dynegy Danskamm-B			Series 2012-2 Class A2
Class B			0.380% due 09/15/15	2,764	2,764
7.670% due 08/11/16 (Ø)	7,845	—	Hyundai Auto Lease Securitization Trust
GE Capital Credit Card Master Note			Series 2012-A Class A3
Trust			0.920% due 08/17/15 (Å)	22,625	22,673
Series 2012-1 Class A			Hyundai Auto Receivables Trust
1.030% due 01/15/18	6,200	6,218	Series 2011-B Class A3
GE Dealer Floorplan Master Note Trust			1.040% due 09/15/15	288	288
Series 2012-1 Class A			Series 2012-A Class A3
0.727% due 02/20/17 (Ê)	4,945	4,960	0.720% due 03/15/16	1,962	1,964
Green Tree Financial Corp.

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Series 2006-HE1 Class A3			Series 2007-HE5 Class A2C
0.358% due 03/25/36 (Ê)	2,209	1,233	0.408% due 03/25/37 (Ê)	2,828	1,485
Series 2006-HE1 Class A4			Series 2007-HE5 Class A2D
0.458% due 03/25/36 (Ê)	6,001	3,418	0.498% due 03/25/37 (Ê)	6,545	3,474
Series 2006-HE2 Class A3			Morgan Stanley IXIS Real Estate Capital
0.318% due 08/25/36 (Ê)	740	327	Trust
Series 2006-HE2 Class A4			Series 2006-2 Class A1
0.418% due 08/25/36 (Ê)	6,116	2,740	0.208% due 11/25/36 (Ê)	4	2
JGWPT XXX LLC			Nissan Auto Lease Trust
Series 2013-3A Class A			Series 2012-A Class A3
4.080% due 01/17/73 (Þ)	2,320	2,358	0.980% due 05/15/15	13,124	13,139
JPMorgan Mortgage Acquisition Trust			Series 2013-B Class A2B
Series 2006-HE2 Class A4			0.430% due 01/15/16 (Ê)	2,590	2,591
0.308% due 07/25/36 (Ê)	2,236	1,948	Nissan Auto Receivables Owner Trust
Series 2007-CH2 Class AV4			Series 2012-B Class A2
0.308% due 01/25/37 (Ê)	10,370	8,442	0.390% due 04/15/15	464	464
Series 2007-HE1 Class AV1			Panhandle-Plains Higher Education
0.218% due 03/25/47 (Ê)	65	62	Authority, Inc.
Lehman XS Trust			Series 2011-1 Class A3
Series 2006-9 Class A1B			1.197% due 10/01/37 (Ê)	2,500	2,491
0.318% due 05/25/46 (Ê)	1,257	1,007	Popular ABS Mortgage Pass-Through
Series 2006-13 Class 1A2			Trust
0.328% due 09/25/36 (Ê)	1,193	965	Series 2006-C Class A4
			0.408% due 07/25/36 (Ê)	7,224	5,972
Series 2006-19 Class A2
0.328% due 12/25/36 (Ê)	1,694	1,359	Series 2006-D Class A3
			0.418% due 11/25/46 (Ê)	3,814	3,094
Long Beach Mortgage Loan Trust
Series 2004-4 Class 1A1			Prestige Auto Receivables Trust
0.718% due 10/25/34 (Ê)	39	37	Series 2013-1A Class A2
			1.090% due 02/15/18 (Þ)	2,823	2,831
Series 2004-4 Class M1			RAMP Trust
1.058% due 10/25/34 (Ê)	10,600	9,980	Series 2006-RS1 Class AI2
Massachusetts Educational Financing			0.388% due 01/25/36 (Ê)	1,033	964
Authority
Series 2008-1 Class A1			RASC Trust
1.189% due 04/25/38 (Ê)	2,315	2,329	Series 2005-KS12 Class A2
			0.408% due 01/25/36 (Ê)	1,081	1,075
Mastr Asset Backed Securities Trust
Series 2006-HE5 Class A3			Series 2006-KS3 Class AI3
0.318% due 11/25/36 (Ê)	4,472	2,575	0.328% due 04/25/36 (Ê)	59	59
Series 2006-HE5 Class A4			Renaissance Home Equity Loan Trust
0.378% due 11/25/36 (Ê)	1,268	736	Series 2005-4 Class A3
			5.565% due 02/25/36	152	137
Series 2006-NC2 Class A4
0.308% due 08/25/36 (Ê)	12,931	6,522	Series 2006-1 Class AF3
			5.608% due 05/25/36	73	52
Series 2006-NC3 Class A4
0.318% due 10/25/36 (Ê)	175	92	Series 2006-1 Class AF6
			5.746% due 05/25/36	1,940	1,472
Series 2006-NC3 Class A5
0.368% due 10/25/36 (Ê)	7,803	4,146	Series 2006-2 Class AF2
			5.762% due 08/25/36	238	155
Mercedes Benz Auto Lease Trust
Series 2013-B Class A4			Series 2007-1 Class AF2
0.760% due 07/15/19	2,470	2,470	5.512% due 04/25/37	4,705	2,452
Mercedes-Benz Master Owner Trust			Series 2007-2 Class AF2
Series 2012-BA Class A			5.675% due 06/25/37	1,440	769
0.430% due 11/15/16 (Ê)(Þ)	5,980	5,981	Santander Drive Auto Receivables Trust
Morgan Stanley ABS Capital I, Inc. Trust			Series 2011-2 Class B
Series 2006-WMC2 Class A2FP			2.660% due 01/15/16	1,374	1,381
0.208% due 07/25/36 (Ê)	50	23	Series 2012-1 Class B
			2.720% due 05/16/16	4,305	4,347

See accompanying notes which are an integral part of this quarterly report.
120 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Series 2012-2 Class A3			Series 2008-7 Class A2
1.220% due 12/15/15	4,451	4,457	0.739% due 10/25/17 (Ê)	13,677	13,689
Series 2012-2 Class B			Series 2008-7 Class B
2.090% due 08/15/16	5,480	5,527	2.089% due 07/25/29 (Ê)	1,530	1,474
Series 2013-2 Class A2			Series 2008-8 Class B
0.470% due 03/15/16	705	705	2.489% due 10/25/29 (Ê)	1,530	1,536
Series 2013-3 Class B			Series 2008-9 Class B
1.190% due 05/15/18	5,435	5,433	2.489% due 10/25/29 (Ê)	1,530	1,564
Series 2013-A Class A2			Series 2013-4 Class A
0.800% due 10/17/16 (Þ)	4,804	4,810	0.708% due 06/25/27 (Ê)	3,464	3,465
Scholar Funding Trust			Small Business Administration
Series 2012-B Class A2			Participation Certificates
1.261% due 03/28/46 (Ê)(Þ)	3,500	3,529	Series 1997-20D Class 1
Securitized Asset Backed Receivables			7.500% due 04/01/17	231	244
LLC Trust			Series 2004-20F Class 1
Series 2007-BR2 Class A2			5.520% due 06/01/24	96	105
0.388% due 02/25/37 (Ê)	3,251	1,622	Series 2005-20G Class 1
Series 2007-BR4 Class A2B			4.750% due 07/01/25	1,433	1,532
0.358% due 05/25/37 (Ê)	6,597	4,036	Series 2013-20G Class 1
Series 2007-BR5 Class A2A			3.150% due 07/01/33	1,617	1,605
0.288% due 05/25/37 (Ê)	4,241	2,757	Soundview Home Equity Loan Trust
Series 2007-HE1 Class A2A			Series 2006-EQ2 Class A3
0.218% due 12/25/36 (Ê)	731	253	0.318% due 01/25/37 (Ê)	10,738	6,564
Series 2007-NC1 Class A2B			Series 2007-OPT1 Class 2A1
0.308% due 12/25/36 (Ê)	8,134	4,274	0.238% due 06/25/37 (Ê)	302	165
Series 2007-NC1 Class A2C			Structured Asset Investment Loan Trust
0.368% due 12/25/36 (Ê)	2,019	1,072	Series 2006-2 Class A3
SLM Private Education Loan Trust			0.338% due 04/25/36 (Ê)	3,653	3,015
Series 2010-A Class 2A			Structured Asset Securities Corp.
3.410% due 05/16/44 (Ê)(Þ)	8,860	9,385	Mortgage Loan Trust
Series 2012-B Class A2			Series 2005-4XS Class 2A1A
3.480% due 10/15/30 (Þ)	5,720	5,983	1.915% due 03/25/35 (Ê)	1,617	1,653
Series 2013-B Class A2A			Series 2006-BC6 Class A4
1.850% due 06/17/30 (Þ)	12,420	12,051	0.328% due 01/25/37 (Ê)	8,336	6,358
SLM Student Loan Trust			Series 2006-WF2 Class A3
Series 2004-8 Class B			0.308% due 07/25/36 (Ê)	2,708	2,649
0.699% due 01/25/40 (Ê)	956	856	Series 2006-WF3 Class A4
Series 2006-2 Class A6			0.468% due 09/25/36 (Ê)	5,740	4,990
0.409% due 01/25/41 (Ê)	4,400	3,838	Series 2007-BC1 Class A4
Series 2006-8 Class A6			0.288% due 02/25/37 (Ê)	9,815	7,968
0.399% due 01/25/41 (Ê)	4,400	3,841	Series 2007-BC3 Class 2A1
Series 2007-6 Class B			0.218% due 05/25/47 (Ê)	1,646	1,621
1.089% due 04/27/43 (Ê)	1,505	1,317	SunTrust Student Loan Trust
Series 2008-2 Class B			Series 2006-1A Class A4
1.439% due 01/25/29 (Ê)	1,530	1,328	0.425% due 10/28/37 (Ê)(Þ)	5,000	4,561
Series 2008-3 Class A3			Toyota Auto Receivables Owner Trust
1.239% due 10/25/21 (Ê)	5,445	5,520	Series 2012-B Class A2
Series 2008-3 Class B			0.360% due 02/17/15	1,361	1,361
1.439% due 04/25/29 (Ê)	1,530	1,364	USAA Auto Owner Trust
Series 2008-4 Class B			Series 2012-1 Class A2
2.089% due 04/25/29 (Ê)	1,530	1,449	0.380% due 06/15/15	211	211
			Volkswagen Auto Loan Enhanced Trust
Series 2008-5 Class B			Series 2012-2 Class A2
2.089% due 07/25/29 (Ê)	1,530	1,495	0.330% due 07/20/15	2,927	2,927
Series 2008-6 Class B

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Washington Mutual Asset-Backed			3.700% due 02/01/24	2,725	2,767
Certificates			Arch Coal, Inc.
Series 2006-HE2 Class A3			7.000% due 06/15/19	3,370	2,616
0.308% due 05/25/36 (Ê)	3,870	2,431	Ashland, Inc.
		542,931	4.750% due 08/15/22	5,110	4,893
Corporate Bonds and Notes - 13.9%			6.875% due 05/15/43	1,540	1,494
21st Century Fox America, Inc.			AT&T Corp.
4.500% due 02/15/21	3,080	3,365	8.000% due 11/15/31	939	1,284
Series WI			AT&T, Inc.
3.000% due 09/15/22	2,250	2,155	4.350% due 06/15/45	1,747	1,496
AbbVie, Inc.			Bank of America Corp.
1.200% due 11/06/15	7,300	7,374	4.500% due 04/01/15	5,300	5,525
2.900% due 11/06/22	7,855	7,521	4.750% due 08/01/15	3,475	3,665
4.400% due 11/06/42	925	891	3.625% due 03/17/16	875	921
Aetna, Inc.			5.625% due 10/14/16	1,680	1,870
2.750% due 11/15/22	1,715	1,605	5.750% due 12/01/17	3,495	3,980
Air Lease Corp.			5.875% due 01/05/21	1,075	1,238
4.500% due 01/15/16	2,700	2,842	5.700% due 01/24/22	7,800	8,888
Ally Financial, Inc.			4.100% due 07/24/23	6,485	6,543
4.625% due 06/26/15	100	104
			Series MTNL
2.750% due 01/30/17	6,900	6,926	5.650% due 05/01/18	3,500	3,988
Alterra USA Holdings, Ltd.			Bank of America NA
7.200% due 04/14/17 (Þ)	2,005	2,267	0.709% due 11/14/16 (Ê)	10,200	10,234
Altria Group, Inc.			Series BKNT
9.700% due 11/10/18	365	486	0.523% due 06/15/16 (Ê)	3,100	3,070
4.750% due 05/05/21	7,050	7,696	5.300% due 03/15/17	4,165	4,613
4.000% due 01/31/24	2,725	2,721	0.543% due 06/15/17 (Ê)	4,175	4,086
10.200% due 02/06/39	1,260	2,039	6.100% due 06/15/17	2,000	2,280
4.250% due 08/09/42	2,285	2,003	Bear Stearns Cos. LLC (The)
American Airlines Class A Pass Through			5.550% due 01/22/17	2,861	3,192
Trust			Bristol-Myers Squibb Co.
4.950% due 01/15/23 (Þ)	5,587	5,950	2.000% due 08/01/22	7,605	6,939
American Express Credit Corp.			Burlington Northern Santa Fe LLC
2.375% due 03/24/17	2,740	2,830	3.050% due 03/15/22	2,100	2,039
American Honda Finance Corp.			Carlyle Holdings II Finance LLC
0.740% due 10/07/16 (Ê)	5,875	5,916	5.625% due 03/30/43 (Þ)	3,395	3,479
American International Group, Inc.			Caterpillar Financial Services Corp.
5.050% due 10/01/15	400	427	7.150% due 02/15/19	1,575	1,950
4.875% due 09/15/16	1,055	1,159	CBS Corp.
5.450% due 05/18/17	1,075	1,201	4.300% due 02/15/21	1,444	1,517
6.400% due 12/15/20	2,575	3,064	3.375% due 03/01/22	2,650	2,589
4.875% due 06/01/22	2,710	2,949	Cellco Partnership / Verizon Wireless
8.175% due 05/15/58	5,516	6,853	Capital LLC
Ameriprise Financial, Inc.			8.500% due 11/15/18	1,000	1,280
7.518% due 06/01/66	2,705	3,003	Chase Capital III
Amgen, Inc.			Series C
2.125% due 05/15/17	1,030	1,056	0.789% due 03/01/27 (Ê)	1,740	1,409
Anadarko Petroleum Corp.			Chevron Corp.
6.375% due 09/15/17	2,890	3,320	1.104% due 12/05/17	1,745	1,729
6.950% due 06/15/19	1,675	2,013	2.355% due 12/05/22	8,350	7,813
Anheuser-Busch InBev Worldwide, Inc.			3.191% due 06/24/23	3,145	3,106
6.875% due 11/15/19	3,415	4,239	CHS/Community Health Systems, Inc.
5.375% due 01/15/20	1,725	1,999	8.000% due 11/15/19	1,375	1,509

See accompanying notes which are an integral part of this quarterly report.

122 Russell Strategic Bond Fund

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
5.000% due 05/15/17	3,450	3,674	3.050% due 08/15/22	6,450	6,277
6.625% due 04/01/18 (Þ)	3,155	3,534	Duke Energy Progress, Inc.
Citigroup, Inc.			4.100% due 03/15/43	1,545	1,473
4.700% due 05/29/15	350	367	El Paso Natural Gas Co. LLC
2.250% due 08/07/15	2,475	2,527	7.500% due 11/15/26	1,425	1,779
5.300% due 01/07/16	1,325	1,432	Energy Transfer Partners, LP
3.953% due 06/15/16	600	639	6.050% due 06/01/41	2,158	2,239
4.450% due 01/10/17	3,435	3,720	3.255% due 11/01/66 (Ê)	11,467	10,435
6.000% due 08/15/17	1,500	1,714	Enterprise Products Operating LLC
			5.250% due 01/31/20	5,490	6,218
6.125% due 11/21/17	7,695	8,867
			5.950% due 02/01/41	3,625	4,106
8.500% due 05/22/19	1,195	1,538
			Series B
4.500% due 01/14/22	6,375	6,761	7.034% due 01/15/68	2,730	3,031
3.875% due 10/25/23	3,785	3,733	Express Scripts Holding Co.
5.500% due 09/13/25	4,620	4,869	3.500% due 11/15/16	3,323	3,535
0.788% due 08/25/36 (Ê)	2,250	1,757	7.250% due 06/15/19	1,000	1,235
CNA Financial Corp.			Farmers Exchange Capital
7.250% due 11/15/23	1,850	2,251	7.200% due 07/15/48 (Þ)	1,100	1,305
CNH Capital LLC			Farmers Exchange Capital II
3.875% due 11/01/15	3,870	3,976	6.151% due 11/01/53 (Þ)	7,935	8,332
Comcast Corp.			First Chicago NBD Institutional Capital
5.700% due 07/01/19	2,325	2,715	I
Commonwealth Edison Co.			0.788% due 02/01/27 (Ê)	1,250	1,012
5.800% due 03/15/18	2,475	2,856	First Union Capital II
ConAgra Foods, Inc.			Series A
4.950% due 08/15/20	4,425	4,882	7.950% due 11/15/29	1,000	1,247
Continental Airlines Pass Through Trust			Ford Motor Credit Co. LLC
Series 09-1			7.000% due 04/15/15	4,800	5,144
9.000% due 07/08/16	2,712	3,102	2.750% due 05/15/15	1,000	1,024
Continental Resources, Inc.			3.000% due 06/12/17	2,800	2,911
5.000% due 09/15/22	3,140	3,238
Coventry Health Care, Inc.			1.018% due 01/17/17 (Ê)	15,200	15,280
5.450% due 06/15/21	2,340	2,660	Forest Laboratories Inc.
COX Communications, Inc.			4.375% due 02/01/19 (Å)	2,695	2,705
6.250% due 06/01/18 (Þ)	3,450	3,988	FPL Energy Wind Funding LLC
Crown Castle Towers LLC			6.876% due 06/27/17 (Þ)	464	457
4.174% due 08/15/17 (Þ)	3,880	4,149	Freeport-McMoRan Copper & Gold, Inc.
CSX Corp.			3.100% due 03/15/20	3,500	3,454
4.250% due 06/01/21	3,075	3,295	General Electric Capital Corp.
Delta Air Lines Pass Through Trust			4.375% due 09/16/20	3,100	3,390
Series 2002-1 Class G-1			0.721% due 08/15/36 (Ê)	1,000	820
6.718% due 01/02/23	2,990	3,379
			Series A
DIRECTV Holdings LLC / DIRECTV			7.125% due 06/15/49 (ƒ)	4,290	4,821
Financing Co., Inc.
4.600% due 02/15/21	1,950	2,053	Series GMTN
5.000% due 03/01/21	2,880	3,099	4.625% due 01/07/21	16,100	17,739
Discover Financial Services			3.100% due 01/09/23	3,000	2,891
5.200% due 04/27/22	2,208	2,348	6.150% due 08/07/37	2,035	2,412
Dominion Resources, Inc.			Series MTNA
4.450% due 03/15/21	3,075	3,313	6.750% due 03/15/32	2,975	3,745
Series B			General Electric Co.
2.750% due 09/15/22	3,525	3,303	5.250% due 12/06/17	3,805	4,329
Dow Chemical Co. (The)			2.700% due 10/09/22	4,725	4,517
4.250% due 11/15/20	2,025	2,153	General Motors Co.
Duke Energy Corp.			4.875% due 10/02/23 (Þ)	12,115	12,266

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 123

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Genworth Holdings, Inc.			Series A-10
6.150% due 11/15/66	4,215	3,767	9.770% due 12/15/20	1,856	2,127
Georgia-Pacific LLC			International Lease Finance Corp.
8.875% due 05/15/31	2,600	3,766	4.875% due 04/01/15	6,000	6,210
GlaxoSmithKline Capital, Inc.			5.750% due 05/15/16	400	428
2.800% due 03/18/23	2,455	2,343	6.750% due 09/01/16 (Þ)	1,000	1,114
Glencore Funding LLC			3.875% due 04/15/18	2,180	2,186
2.500% due 01/15/19 (Þ)	4,115	3,977	IPALCO Enterprises, Inc.
Goldman Sachs Group, Inc. (The)			5.000% due 05/01/18	3,500	3,693
5.750% due 10/01/16	1,338	1,487	JetBlue Airways Pass Through Trust
6.250% due 09/01/17	5,310	6,082	Series 04-2 Class G-2
2.625% due 01/31/19	4,900	4,904	0.691% due 11/15/16 (Ê)	4,039	3,903
5.750% due 01/24/22	5,650	6,382	JPMorgan Chase & Co.
3.625% due 01/22/23	8,525	8,320	6.300% due 04/23/19	3,050	3,607
6.750% due 10/01/37	6,207	6,897	4.350% due 08/15/21	2,900	3,088
Series D			4.500% due 01/24/22	8,175	8,730
6.000% due 06/15/20	1,875	2,161	3.875% due 02/01/24	3,130	3,125
Series GMTN			JPMorgan Chase Bank NA
7.500% due 02/15/19	2,417	2,948	Series BKNT
Great Plains Energy, Inc.			0.486% due 07/30/15 (Ê)	1,700	1,702
5.292% due 06/15/22	3,785	4,170	5.875% due 06/13/16	240	266
Harley-Davidson Financial Services,			6.000% due 10/01/17	7,900	9,059
Inc.			JPMorgan Chase Capital XIII
1.150% due 09/15/15 (Þ)	7,500	7,532	Series M
HCA, Inc.			1.197% due 09/30/34 (Ê)	7,300	5,767
7.250% due 09/15/20	1,962	2,131	JPMorgan Chase Capital XXI
4.750% due 05/01/23	2,310	2,261	Series U
HCP, Inc.			1.188% due 02/02/37 (Ê)	455	338
6.300% due 09/15/16	2,700	3,049	JPMorgan Chase Capital XXIII
3.750% due 02/01/19	2,000	2,111	1.241% due 05/15/47 (Ê)	8,880	6,527
2.625% due 02/01/20	2,000	1,934	Juniper Networks, Inc.
Health Care REIT, Inc.			4.600% due 03/15/21	2,205	2,240
6.125% due 04/15/20	2,740	3,141	Life Technologies Corp.
4.950% due 01/15/21	650	701	6.000% due 03/01/20	2,153	2,515
5.250% due 01/15/22	2,500	2,717	Lorillard Tobacco Co.
6.500% due 03/15/41	1,415	1,652	6.875% due 05/01/20	5,801	6,823
Hewlett-Packard Co.			3.750% due 05/20/23	4,500	4,257
4.650% due 12/09/21	1,996	2,083	McDonald's Corp.
6.000% due 09/15/41	3,955	4,039	2.625% due 01/15/22	2,075	2,032
			Medco Health Solutions, Inc.
Historic TW, Inc.			4.125% due 09/15/20	2,622	2,779
8.050% due 01/15/16	2,900	3,268
			Merrill Lynch & Co., Inc.
Honeywell International, Inc.			Series GMTN
5.700% due 03/15/36	1,100	1,311	6.400% due 08/28/17	600	694
Hospira, Inc.
5.800% due 08/12/23	3,695	3,964	MetLife, Inc.
			5.700% due 06/15/35	2,505	2,831
Howard Hughes Medical Institute
3.500% due 09/01/23	1,640	1,659	10.750% due 08/01/39	4,215	6,238
HSBC USA, Inc.			4.125% due 08/13/42	370	333
2.625% due 09/24/18	5,875	6,014	Metropolitan Life Global Funding I
Humana, Inc.			1.500% due 01/10/18 (Þ)	7,000	6,877
6.450% due 06/01/16	1,485	1,659	MidAmerican Energy Holdings Co.
8.150% due 06/15/38	1,771	2,419	5.950% due 05/15/37	1,000	1,158
Indiantown Cogeneration, LP			Mirant Mid Atlantic Pass Through Trust

See accompanying notes which are an integral part of this quarterly report.

124 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series B			Series BKNT
9.125% due 06/30/17	1,710	1,761	2.700% due 11/01/22	3,755	3,499
Monongahela Power Co.			PNC Funding Corp.
4.100% due 04/15/24 (Þ)	2,345	2,399	3.300% due 03/08/22	8,530	8,520
5.400% due 12/15/43 (Þ)	1,850	2,011	Progress Energy, Inc.
Morgan Stanley			7.050% due 03/15/19	1,000	1,210
0.719% due 10/15/15 (Ê)	1,635	1,633	3.150% due 04/01/22	3,750	3,666
5.375% due 10/15/15	7,000	7,509	Prudential Financial, Inc.
5.750% due 10/18/16	1,500	1,673	5.625% due 06/15/43	2,550	2,551
5.550% due 04/27/17	2,450	2,745	Prudential Holdings LLC
2.500% due 01/24/19	3,410	3,401	8.695% due 12/18/23 (Þ)	3,302	4,247
5.000% due 11/24/25	3,640	3,693	Series FSA
Series GMTN			1.118% due 12/18/17 (Ê)(Þ)	2,357	2,362
5.450% due 01/09/17	2,425	2,702	Public Service Co. of Colorado
			2.500% due 03/15/23	2,060	1,929
6.625% due 04/01/18	4,905	5,742
			Public Service Co. of New Mexico
5.500% due 07/24/20	1,500	1,689	7.950% due 05/15/18	3,320	3,971
Motiva Enterprises LLC			Quebecor World Capital Corp.
5.750% due 01/15/20 (Þ)	1,775	2,037	4.875% due 01/02/49 (Ø)	625	—
Murray Street Investment Trust I			6.125% due 11/15/49 (Ø)	1,955	—
4.647% due 03/09/17	6,100	6,592
			QVC, Inc.
National City Bank			7.500% due 10/01/19 (Þ)	2,827	3,039
Series BKNT
0.612% due 06/07/17 (Ê)	3,075	3,042	4.375% due 03/15/23	3,360	3,235
Nisource Finance Corp.			Raytheon Co.
6.400% due 03/15/18	2,180	2,541	4.400% due 02/15/20	1,225	1,350
Nomura Holdings Inc.			Republic Services, Inc.
2.000% due 09/13/16	4,765	4,815	3.550% due 06/01/22	5,550	5,504
Norfolk Southern Corp.			Reynolds American, Inc.
3.000% due 04/01/22	1,675	1,632	6.750% due 06/15/17	3,400	3,943
NVR, Inc.			ROC Finance LLC / ROC Finance 1
3.950% due 09/15/22	3,700	3,590	Corp.
			12.125% due 09/01/18 (Þ)	3,360	3,410
OMX Timber Finance Investments I LLC
5.420% due 01/29/20 (Å)	7,200	7,881	Rockwood Specialties Group, Inc.
			4.625% due 10/15/20	4,865	4,938
Oncor Electric Delivery Co. LLC
6.800% due 09/01/18	4,750	5,648	Rohm & Haas Co.
			6.000% due 09/15/17	29	33
7.000% due 09/01/22	1,275	1,556	Rowan Cos., Inc.
Panhandle Eastern Pipe Line Co., LP			4.750% due 01/15/24	2,395	2,426
8.125% due 06/01/19	3,542	4,353	Sabine Pass LNG, LP
Penske Truck Leasing Co. Lp / PTL			7.500% due 11/30/16	385	429
Finance Corp.
3.125% due 05/11/15 (Þ)	5,480	5,640	Series 144a
			7.500% due 11/30/16 (Þ)	2,900	3,132
Petrohawk Energy Corp.
7.250% due 08/15/18	2,975	3,184	SABMiller Holdings, Inc.
			3.750% due 01/15/22 (Þ)	5,575	5,708
Pfizer, Inc.
7.200% due 03/15/39	1,900	2,633	Samsung Electronics America, Inc.
			1.750% due 04/10/17 (Þ)	6,460	6,465
Philip Morris International, Inc.
2.900% due 11/15/21	5,575	5,473	SL Green Realty Corp
			7.750% due 03/15/20	3,000	3,557
Plains All American Pipeline, LP / PAA
Finance Corp.			SLM Corp.
2.850% due 01/31/23	850	794	6.250% due 01/25/16	3,000	3,225
Plains Exploration & Production Co.			5.500% due 01/15/19	1,690	1,728
6.875% due 02/15/23	2,750	3,039	South Carolina Electric & Gas Co.
PNC Bank NA			6.500% due 11/01/18	980	1,181
			Southern Copper Corp.
			6.375% due 07/27/15	1,410	1,507

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 125

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Springleaf Finance Corp.			Wells Fargo & Co.
5.750% due 09/15/16	600	636	2.150% due 01/15/19		2,505	2,509
6.900% due 12/15/17	7,930	8,664	3.500% due 03/08/22		7,390	7,475
Sprint Capital Corp.			4.125% due 08/15/23		5,080	5,068
8.750% due 03/15/32	8,565	9,272	Williams Cos., Inc. (The)
Tennessee Gas Pipeline Co. LLC			7.875% due 09/01/21		458	541
8.000% due 02/01/16	2,050	2,314	Williams Partners, LP
8.375% due 06/15/32	3,080	4,106	4.125% due 11/15/20		3,400	3,555
Time Warner Cable, Inc.			5.800% due 11/15/43		2,115	2,222
8.250% due 04/01/19	4,133	4,887	Williams Partners, LP / Williams
4.000% due 09/01/21	1,420	1,340	Partners Finance Corp.
Time Warner, Inc.			7.250% due 02/01/17		2,765	3,209
4.000% due 01/15/22	5,025	5,182	ZFS Finance USA Trust II
UAL 2009-1 Pass Through Trust			6.450% due 12/15/65 (Þ)		4,650	4,976
Series 09-1			ZFS Finance USA Trust V
10.400% due 11/01/16	278	315	6.500% due 05/09/37 (Þ)		9,014	9,611
UBS Preferred Funding Trust V						1,011,224
Series 1			International Debt - 6.2%
6.243% due 05/29/49 (ƒ)	3,100	3,294	ABN Amro Bank NV
Unilever Capital Corp.			1.035% due 10/28/16 (Ê)(Þ)		2,320	2,329
2.750% due 02/10/16	1,300	1,355	Ainsworth Lumber Co., Ltd.
United Technologies Corp.			7.500% due 12/15/17 (Þ)		1,938	2,074
3.100% due 06/01/22	3,550	3,546	America Movil SAB de CV
UnitedHealth Group, Inc.			3.125% due 07/16/22		1,710	1,584
2.875% due 03/15/22	1,375	1,330	American International Group, Inc.
2.750% due 02/15/23	1,125	1,059	6.765% due 11/15/17	GBP	1,900	3,624
Ventas Realty LP/CAP CRP			ArcelorMittal
2.000% due 02/15/18	2,740	2,736	5.000% due 02/25/17		2,410	2,531
Verizon Communications, Inc.			6.125% due 06/01/18		3,670	3,991
2.500% due 09/15/16	800	828	AWAS Aviation Capital, Ltd.
1.993% due 09/14/18 (Ê)	600	628	7.000% due 10/17/16 (Þ)		2,706	2,807
3.650% due 09/14/18	4,270	4,543	Baidu, Inc.
4.500% due 09/15/20	3,475	3,743	3.250% due 08/06/18		3,310	3,346
3.500% due 11/01/21	6,625	6,671	Banco Nacional de Desenvolvimento
5.150% due 09/15/23	21,385	23,249	Economico e Social
6.550% due 09/15/43	4,020	4,825	3.375% due 09/26/16 (Å)		500	507
Viacom, Inc.			3.375% due 09/26/16 (Þ)		6,100	6,184
4.500% due 03/01/21	2,500	2,680	Banco Santander Brasil SA
3.125% due 06/15/22	3,775	3,621	4.500% due 04/06/15 (Þ)		300	308
Wachovia Capital Trust III			4.250% due 01/14/16 (Þ)		600	617
5.570% due 03/29/49 (Ê)(ƒ)	4,905	4,586	Bank of Montreal
Wal-Mart Stores, Inc.			2.850% due 06/09/15 (Þ)		1,000	1,033
6.500% due 08/15/37	2,750	3,532	Barrick Gold Corp.
Walt Disney Co. (The)			4.100% due 05/01/23		8,410	7,763
2.750% due 08/16/21	1,325	1,320	BAT International Finance PLC
WCI Finance LLC / WEA Finance LLC			2.125% due 06/07/17 (Þ)		6,527	6,664
5.700% due 10/01/16 (Þ)	2,700	3,011	BBVA Bancomer SA
WEA Finance LLC / WT Finance Aust			4.500% due 03/10/16 (Þ)		600	633
Pty, Ltd.			6.500% due 03/10/21 (Þ)		1,200	1,289
6.750% due 09/02/19 (Þ)	1,300	1,555	6.750% due 09/30/22 (Þ)		1,085	1,162
WellPoint, Inc.			BBVA US Senior SAU
2.300% due 07/15/18	1,550	1,559	4.664% due 10/09/15		5,205	5,463
3.125% due 05/15/22	3,025	2,899	BHP Billiton Finance USA, Ltd.
4.650% due 01/15/43	1,155	1,106	3.850% due 09/30/23		2,450	2,495

See accompanying notes which are an integral part of this quarterly report.

126 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
5.000% due 09/30/43	4,120	4,253	Series 2013-1A Class A1
BP Capital Markets PLC			1.690% due 01/17/26 (Ê)(Þ)		3,350	3,326
0.567% due 11/06/15 (Ê)	7,600	7,612	Fomento Economico Mexicano SAB de
0.656% due 11/07/16 (Ê)	3,800	3,822	CV
3.245% due 05/06/22	9,185	9,085	4.375% due 05/10/43		2,096	1,743
Braskem Finance, Ltd.			Fosse Master Issuer PLC
6.450% due 02/03/24	3,150	3,093	Series 2011-1A Class A2
Brazil Minas SPE via State of Minas			1.637% due 10/18/54 (Ê)(Þ)		202	203
Gerais			Gerdau Trade, Inc.
5.333% due 02/15/28 (Þ)	3,785	3,435	5.750% due 01/30/21 (Þ)		2,600	2,610
Canadian Oil Sands, Ltd.			GlaxoSmithKline Capital PLC
6.000% due 04/01/42 (Þ)	1,905	2,034	1.500% due 05/08/17		1,490	1,500
Canadian Pacific Railway, Ltd.			Government of the Cayman Islands
4.500% due 01/15/22	1,667	1,774	5.950% due 11/24/19 (Þ)		2,950	3,292
CDP Financial, Inc.			HBOS PLC
5.600% due 11/25/39 (Þ)	2,000	2,353	Series GMTN
Cent CLO, Ltd.			6.750% due 05/21/18 (Þ)		9,920	11,251
Series 2013-19A Class A1A			HSBC Holdings PLC
1.567% due 10/29/25 (Ê)(Þ)	4,436	4,396	4.000% due 03/30/22		1,275	1,321
CNOOC Finance 2013, Ltd.			Hutchison Whampoa International, Ltd.
3.000% due 05/09/23	1,950	1,731	4.625% due 01/13/22 (Þ)		3,770	3,922
Colombia Government International			ING Bank NV
Bond			3.750% due 03/07/17 (Þ)		2,125	2,258
4.375% due 07/12/21	1,535	1,558	Intesa Sanpaolo SpA
Cooperatieve Centrale Raiffeisen-			2.375% due 01/13/17		5,855	5,851
Boerenleenbank BA			IPIC GMTN, Ltd.
2.250% due 01/14/19	2,750	2,750	5.500% due 03/01/22 (Þ)		1,825	2,007
4.625% due 12/01/23	7,570	7,665	JPMorgan Chase & Co.
Corp. Andina de Fomento			Series MPLE
4.375% due 06/15/22	2,486	2,514	2.920% due 09/19/17 (Þ)	CAD	7,095	6,495
Corp. Nacional del Cobre de Chile			KFW
7.500% due 01/15/19 (Þ)	1,500	1,802	4.000% due 01/27/20		8,525	9,424
Credit Suisse			Korea East-West Power Co., Ltd.
6.000% due 02/15/18	1,380	1,604	2.500% due 07/16/17 (Þ)		1,300	1,315
Deutsche Telekom International Finance			Korea Finance Corp.
BV			2.875% due 08/22/18		1,595	1,630
3.125% due 04/11/16 (Þ)	4,050	4,230	Latitude CLO II Corp.
DP World, Ltd.			Series 2006-2A Class A2
6.850% due 07/02/37 (Þ)	2,040	2,091	0.573% due 12/15/18 (Ê)(Þ)		2,143	2,103
Dryden XXV Senior Loan Fund			LBG Capital No.1 PLC
Series 2012-25A Class A			8.500% due 12/29/49 (ƒ)(Þ)		300	320
1.619% due 01/15/25 (Å)(Ê)	4,000	3,972	Lloyds Bank PLC
Eksportfinans ASA			2.300% due 11/27/18		2,695	2,708
2.375% due 05/25/16	990	977	12.000% due 12/29/49 (ƒ)(Þ)		8,600	11,760
Electricite de France			Lloyds Banking Group PLC
2.150% due 01/22/19 (Å)	3,995	3,974	6.657% due 12/31/49 (ƒ)(Þ)		6,795	6,540
4.875% due 01/22/44 (Þ)	4,815	4,683	Majapahit Holding BV
Encana Corp.			Series REGS
5.900% due 12/01/17	4,000	4,560	7.750% due 10/17/16		900	985
Enel Finance International NV			Marfrig Holding Europe BV
6.000% due 10/07/39 (Þ)	2,245	2,238	8.375% due 05/09/18 (Þ)		3,910	3,597
Enel SpA			Mexico Government International Bond
8.750% due 09/24/73 (Þ)	2,300	2,495	4.750% due 03/08/44		2,976	2,619
Flatiron CLO, Ltd.			Motor PLC

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 127

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-12A Class A1C			Series 2003-D Class B7
1.286% due 02/25/20 (Þ)	5,009	5,013	5.907% due 12/10/35 (Å)(Ê)	756	261
Newcastle CDO IX 1 Ltd			Rio Tinto Finance USA PLC
Series 2007-9A Class A1			1.375% due 06/17/16	2,110	2,130
0.418% due 05/25/52 (Ê)(Þ)	2,276	2,219	2.250% due 12/14/18	2,930	2,944
Nexen Energy ULC			3.500% due 03/22/22	2,965	2,935
6.200% due 07/30/19	1,775	2,060	Rosneft Finance SA
7.500% due 07/30/39	3,170	4,142	Series REGS
Nokia OYJ			7.500% due 07/18/16	700	780
6.625% due 05/15/39	2,860	2,846	Royal Bank of Scotland Group PLC
Odebrecht Drilling Norbe VIII/IX, Ltd.			6.000% due 12/19/23	3,300	3,325
6.350% due 06/30/21 (Þ)	1,530	1,564	Series 1
OHA Credit Partners IX, Ltd.			9.118% due 03/31/49 (ƒ)	2,300	2,311
Series 2013-9A Class A1			Saudi Electricity Global Sukuk Co. 2
1.637% due 10/20/25 (Ê)(Þ)	4,145	4,131	5.060% due 04/08/43 (Þ)	3,940	3,580
OHA Credit Partners VII, Ltd.			Seagate HDD Cayman
Series 2012-7A Class A			4.750% due 06/01/23 (Þ)	5,045	4,831
1.657% due 11/20/23 (Ê)(Þ)	3,800	3,783	Shell International Finance BV
Oi SA			0.451% due 11/15/16 (Ê)	7,550	7,552
5.750% due 02/10/22 (Þ)	3,165	2,845	2.250% due 01/06/23	9,975	9,226
ORANGE SA			Sirius International Group, Ltd.
2.750% due 02/06/19	2,865	2,878	7.506% due 05/29/49 (ƒ)(Þ)	4,170	4,329
Petrobras Global Finance BV			SMART Trust
1.857% due 05/20/16 (Ê)	6,000	5,917	Series 2011-2USA Class A3A
3.000% due 01/15/19	300	283	1.540% due 03/14/15 (Þ)	2,588	2,591
5.625% due 05/20/43	2,740	2,149	Series 2011-2USA Class A4A
Petrobras International Finance Co.			2.310% due 04/14/17 (Þ)	10,065	10,203
3.875% due 01/27/16	4,000	4,100	Series 2012-4US Class A2A
5.875% due 03/01/18	700	742	0.670% due 06/14/15	183	183
8.375% due 12/10/18	400	465	Series 2012-1USA Class A4A
5.750% due 01/20/20	6,070	6,262	2.010% due 12/14/17 (Þ)	3,925	3,961
Petroleos Mexicanos			Series 2013-1US Class A4A
4.875% due 01/24/22	2,125	2,161	1.050% due 10/14/18	1,325	1,313
5.500% due 06/27/44	2,430	2,173	Statoil ASA
6.375% due 01/23/45 (Å)	4,710	4,711	0.697% due 11/08/18 (Ê)	8,300	8,351
Province of Ontario Canada			3.150% due 01/23/22	1,600	1,605
1.100% due 10/25/17	500	496	Suncor Energy, Inc.
3.000% due 07/16/18	1,000	1,058	5.950% due 12/01/34	3,420	3,869
1.650% due 09/27/19	1,200	1,168	Sydney Airport Finance Co. Pty, Ltd.
4.000% due 10/07/19	800	878	3.900% due 03/22/23 (Þ)	3,000	2,926
Province of Quebec Canada			Talisman Energy, Inc.
3.500% due 07/29/20	1,600	1,694	7.750% due 06/01/19	3,266	3,954
2.750% due 08/25/21	2,200	2,174	Teva Pharmaceutical Finance Co. BV
			Series 2
Rabobank Nederland			3.650% due 11/10/21	3,100	3,082
11.000% due 06/29/49 (ƒ)(Þ)	4,813	6,329	Thomson Reuters Corp.
Ras Laffan Liquefied Natural Gas Co.,			4.300% due 11/23/23	2,311	2,358
Ltd. II
5.298% due 09/30/20 (Þ)	533	570	Total Capital Canada, Ltd.
			2.750% due 07/15/23	2,740	2,587
Republic of Colombia
5.625% due 02/26/44	2,830	2,752	Total Capital SA
			2.125% due 08/10/18	3,880	3,938
RESI Finance, LP
Series 2003-D Class B3			Trade Maps, Ltd.
1.457% due 12/10/35 (Å)(Ê)	650	548	Series 2013-1A Class A
			0.857% due 12/10/18 (Ê)(Þ)	6,410	6,418
Resix Finance, Ltd. Credit-Linked Notes
			TransCanada PipeLines, Ltd.

See accompanying notes which are an integral part of this quarterly report.
128 Russell Strategic Bond Fund

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.500% due 08/01/22	1,975	1,852	American Home Mortgage Investment
Transocean, Inc.			Trust
6.375% due 12/15/21	5,545	6,182	Series 2007-1 Class GA1C
Tyco Electronics Group SA			0.348% due 05/25/47 (Ê)	7,019	5,001
6.550% due 10/01/17	2,425	2,814	Series 2007-4 Class A2
UBS AG			0.348% due 08/25/37 (Ê)	2,631	2,420
Series BKNT			Aventura Mall Trust
5.750% due 04/25/18	940	1,083	Series 2013-AVM Class A
Vale Overseas, Ltd.			3.743% due 12/05/32 (Þ)	260	272
8.250% due 01/17/34	1,960	2,279	Banc of America Alternative Loan Trust
Validus Holdings, Ltd.			Series 2005-5 Class 2CB1
8.875% due 01/26/40	2,578	3,524	6.000% due 06/25/35	489	438
VimpelCom Holdings BV			Banc of America Funding Corp.
7.504% due 03/01/22 (Þ)	2,395	2,488	Series 2006-3 Class 5A8
Vnesheconombank Via VEB Finance			5.500% due 03/25/36	2,332	2,287
PLC			Series 2006-G Class 2A3
6.902% due 07/09/20 (Þ)	800	866	0.327% due 07/20/36 (Ê)	2,197	2,190
Vodafone Group PLC			Banc of America Funding Trust
1.625% due 03/20/17	3,525	3,559	Series 2005-8 Class 1A1
Volvo Treasury AB			5.500% due 01/25/36	3,147	3,155
5.950% due 04/01/15 (Þ)	2,734	2,888	Series 2006-F Class 1A2
Weatherford International, Ltd.			2.635% due 07/20/36 (Ê)	132	68
5.125% due 09/15/20	3,035	3,289	Series 2006-J Class 4A1
Willis Group Holdings PLC			2.785% due 01/20/47 (Ê)	513	414
4.125% due 03/15/16	1,935	2,038	Series 2007-2 Class TA1B
		448,401	5.806% due 03/25/37	214	181
Loan Agreements - 0.2%			Banc of America Merrill Lynch
			Commercial Mortgage, Inc.
HCA, Inc. Term Loan B4			Series 2005-1 Class A5
2.996% due 05/01/18 (Ê)	5,435	5,437	5.266% due 11/10/42	1,120	1,157
MacDermid, Inc. 1st Lien Term Loan			Series 2005-6 Class A4
4.000% due 06/07/20 (Ê)	5,970	6,010	5.184% due 09/10/47	1,055	1,121
Valeant Pharmaceuticals International,			Series 2006-4 Class A4
Inc. 1st Lien Term Loan B
4.500% due 08/05/20 (Ê)	1,489	1,503	5.634% due 07/10/46	670	728
		12,950	Series 2007-2 Class A4
			5.635% due 04/10/49	4,700	5,222
Mortgage-Backed Securities - 41.4%			Series 2008-1 Class A4
Adjustable Rate Mortgage Trust			6.215% due 02/10/51	1,617	1,849
Series 2006-1 Class 2A1			Banc of America Mortgage Securities,
3.026% due 03/25/36 (Ê)	828	637	Inc.
Alternative Loan Trust			Series 2004-1 Class 5A1
Series 2005-85CB Class 2A2			6.500% due 09/25/33	16	16
5.500% due 02/25/36	18	17	Series 2004-11 Class 2A1
Series 2006-OA2 Class A5			5.750% due 01/25/35	714	751
0.387% due 05/20/46 (Ê)	71	44	Series 2004-F Class 1A1
Series 2006-OA10 Class 3A1			2.623% due 07/25/34 (Ê)	410	415
0.348% due 08/25/46 (Ê)	6,301	4,676	Series 2004-I Class 2A2
Series 2007-15CB Class A5			0.064% due 10/25/34 (Ê)	101	102
5.750% due 07/25/37	590	516	Series 2005-H Class 2A5
Series 2007-15CB Class A7			2.760% due 09/25/35 (Ê)	2,454	2,336
6.000% due 07/25/37	1,671	1,482	Series 2005-I Class 2A2
Series 2007-J2 Class 2A1			2.747% due 10/25/35 (Ê)	33	—
6.000% due 07/25/37	10,876	9,930	Banc of America Mortgage Trust
Series 2007-OA6 Class A1B			Series 2005-D Class 2A7
0.358% due 06/25/37 (Ê)	1,193	1,019	2.860% due 05/25/35 (Ê)	2,080	1,920

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Bayview Commercial Asset Trust			Bear Stearns Structured Products, Inc.
Series 2008-4 Class A2			Series 2007-R6 Class 1A1
2.658% due 07/25/38 (Ê)(Þ)	2,058	2,055	2.545% due 01/26/36 (Ê)	1,724	1,312
BB-UBS Trust			Series 2007-R6 Class 2A1
Series 2012-SHOW Class A			2.471% due 12/26/46 (Ê)	1,512	883
3.430% due 11/05/36 (Þ)	475	449	CD Mortgage Trust
BCAP LLC			Series 2007-CD5 Class A4
Series 2011-R11 Class 15A1			5.886% due 11/15/44	771	867
2.637% due 10/26/33 (Ê)(Þ)	5,278	5,407	CGCMT Trust
Series 2011-RR4 Class 7A2			Series 2009-RR1 Class MA4A
9.170% due 04/26/37 (Þ)	3,040	875	5.485% due 03/17/51 (Þ)	400	442
Bear Stearns Adjustable Rate Mortgage			Chase Mortgage Finance Trust
Trust			Series 2007-A1 Class 11M1
Series 2004-3 Class 1A1			2.639% due 03/25/37 (Ê)	741	683
2.915% due 07/25/34 (Ê)	493	479	Series 2007-A1 Class 2A1
Series 2004-10 Class 22A1			2.706% due 02/25/37 (Ê)	442	449
2.598% due 01/25/35 (Ê)	265	260	Series 2007-A1 Class 7A1
Series 2005-12 Class 13A1			2.684% due 02/25/37 (Ê)	181	178
5.373% due 02/25/36 (Ê)	298	282	CHL Mortgage Pass-Through Trust
Series 2007-3 Class 1A1			Series 2004-11 Class 2A1
2.642% due 05/25/47 (Ê)	2,245	1,875	2.243% due 07/25/34 (Ê)	3,079	3,045
Bear Stearns Alt-A Trust			Series 2005-17 Class 1A6
Series 2005-4 Class 23A1			5.500% due 09/25/35	1,411	1,411
2.700% due 05/25/35 (Ê)	1,199	1,151	Series 2006-1 Class A2
Series 2005-7 Class 22A1			6.000% due 03/25/36	612	558
2.679% due 09/25/35 (Ê)	808	715	Series 2006-21 Class A8
Bear Stearns ARM Trust			5.750% due 02/25/37	3,067	2,825
Series 2002-11 Class 1A2			Series 2007-9 Class A11
2.666% due 02/25/33 (Ê)	6	6	5.750% due 07/25/37	1,161	1,097
Series 2003-1 Class 6A1			Citicorp Mortgage Securities Trust
2.572% due 04/25/33 (Ê)	26	27	Series 2006-3 Class 1A4
Series 2003-8 Class 4A1			6.000% due 06/25/36	4,202	4,371
2.780% due 01/25/34 (Ê)	198	199	Citigroup Commercial Mortgage Trust
Series 2004-5 Class 2A			Series 2004-C1 Class E
3.084% due 07/25/34 (Ê)	969	974	5.376% due 04/15/40	1,500	1,514
Series 2004-9 Class 12A1			Series 2008-C7 Class A4
2.858% due 11/25/34 (Ê)	4,154	4,170	6.136% due 12/10/49	1,100	1,248
Bear Stearns Commercial Mortgage			Series 2013-GC15 Class C
Securities Trust			5.107% due 09/10/46	235	242
Series 2005-PW10 Class A4			Series 2013-GC17 Class A4
5.405% due 12/11/40	386	408	4.131% due 11/10/46	1,725	1,792
Series 2005-PWR8 Class A4			Series 2013-GC15 Class D
4.674% due 06/11/41	68	71	5.107% due 09/10/46 (Þ)	215	197
Series 2005-T20 Class A4A			Citigroup Mortgage Loan Trust, Inc.
5.138% due 10/12/42	780	826	Series 2005-11 Class A2A
Series 2006-PW11 Class A4			2.510% due 10/25/35 (Ê)	145	143
5.439% due 03/11/39	2,970	3,195	Series 2006-AR7 Class 1A4A
Series 2006-T22 Class A4			2.670% due 11/25/36 (Ê)	3,732	3,138
5.580% due 04/12/38	429	462	Series 2007-6 Class 1A4A
Series 2007-PW15 Class A4			4.841% due 03/25/37 (Ê)	1,632	1,037
5.331% due 02/11/44	100	108	Series 2007-10 Class 2A3A
Series 2007-PW16 Class A4			5.635% due 09/25/37 (Ê)	971	830
5.706% due 06/11/40	50	56	Series 2007-10 Class 2A4A
Series 2007-PW17 Class A4			5.993% due 09/25/37 (Ê)	164	147
5.694% due 06/11/50	200	225

See accompanying notes which are an integral part of this quarterly report.
130 Russell Strategic Bond Fund

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-AR8 Class 2A1A			Credit Suisse Commercial Mortgage
2.756% due 07/25/37 (Ê)	1,799	1,514	Trust
Series 2008-RR1 Class A1A1			Series 2007-C1 Class A3
0.228% due 01/25/37 (Ê)(Þ)	147	91	5.383% due 02/15/40	5,602	6,057
Citigroup/Deutsche Bank Commercial			Credit Suisse First Boston Mortgage
Mortgage Trust			Securities Corp.
Series 2007-CD4 Class A4			Series 2003-C5 Class D
5.322% due 12/11/49	1,500	1,648	5.116% due 12/15/36	2,101	2,108
Commercial Mortgage Asset Trust			Series 2004-C5 Class B
Series 1999-C1 Class D			4.929% due 11/15/37	3,730	3,801
7.086% due 01/17/32	393	394	Series 2005-9 Class 2A1
Commercial Mortgage Loan Trust			5.500% due 10/25/35	3,226	3,174
Series 2008-LS1 Class A4B			Series 2005-C2 Class A3
6.008% due 12/10/49	740	824	4.691% due 04/15/37	1,783	1,807
Commercial Mortgage Pass Through			Series 2005-C2 Class AMFX
Certificates			4.877% due 04/15/37	1,145	1,158
Series 2007-FL14 Class AJ			Credit Suisse Mortgage Capital
0.340% due 06/15/22 (Ê)(Þ)	2,574	2,548	Certificates
Series 2014-CR14 Class A3			Series 2006-TF2A Class D
3.955% due 02/10/47	455	468	0.460% due 10/15/21 (Ê)(Þ)	724	709
Commercial Mortgage Trust			Series 2007-2 Class 3A4
Series 2001-J2A Class E			5.500% due 03/25/37	3,853	3,722
6.922% due 07/16/34 (Þ)	2,100	2,414	Series 2009-8R Class 5A1
Series 2005-GG3 Class A4			6.094% due 05/26/37 (Ê)(Þ)	122	128
4.799% due 08/10/42	100	102	DBBCRE Mortgage Trust
Series 2006-GG7 Class A4			Series 2014-ARCP Class C
5.820% due 07/10/38	1,118	1,219	4.935% due 01/10/34 (Å)	4,990	5,027
Series 2007-GG11 Class A4			DBRR Trust
5.736% due 12/10/49	965	1,080	Series 2011-LC2 Class A4A
Series 2007-GG11 Class AJ			4.537% due 07/12/44 (Þ)	3,265	3,486
6.059% due 12/10/49	2,642	2,629	Deutsche Alt-A Securities Mortgage
Series 2010-RR1 Class GEA			Loan Trust
5.543% due 12/11/49 (Þ)	7,300	8,015	Series 2007-OA4 Class 1A1A
Series 2012-CCRE2 Class E			0.348% due 08/25/47 (Ê)	4,908	4,077
4.858% due 08/15/45 (Þ)	150	142	Series 2007-OA5 Class A1A
Series 2012-CR2 Class A4			0.358% due 08/25/47 (Ê)	3,312	2,929
3.147% due 08/15/45	975	958	Deutsche ALT-A Securities, Inc.
Series 2012-CR4 Class A3			Alternate Loan Trust
2.853% due 10/15/45	763	729	Series 2007-OA1 Class A1
			0.308% due 02/25/47 (Ê)	5,101	3,674
Series 2013-CR9 Class A3			DSLA Mortgage Loan Trust
4.022% due 07/10/45	320	331	Series 2007-AR1 Class 2A1A
Countrywide Alternative Loan Trust			0.297% due 04/19/47 (Ê)	7,665	6,542
Series 2006-36T2 Class 1A9			Extended Stay America Trust
1.058% due 12/25/36 (Ê)	1,698	1,126	Series 2013-ESH7 Class A27
Series 2006-45T1 Class 2A2			2.958% due 12/05/31 (Þ)	4,185	4,132
6.000% due 02/25/37	1,590	1,271	Series 2013-ESH7 Class B7
Countrywide Home Loan Mortgage Pass			3.604% due 12/05/31 (Þ)	455	453
Through Trust
Series 2004-22 Class A3			Fannie Mae
2.498% due 11/25/34 (Ê)	1,160	1,068	6.000% due 2016	38	39
			8.000% due 2016	1	1
Series 2005-HYB9 Class 3A2A			6.000% due 2017	51	54
2.417% due 02/20/36 (Ê)	222	210	10.000% due 2018	6	6
Series 2007-4 Class 1A10			4.000% due 2019	173	184
6.000% due 05/25/37	6,875	5,950	5.000% due 2019	330	353
			3.500% due 2020	558	592

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.763% due 2020	6,377	6,772	6.500% due 2032	212	244
4.000% due 2020	7	8	7.000% due 2032	988	1,123
4.250% due 2020	7,334	8,007	7.500% due 2032	22	25
4.338% due 2020	6,162	6,765	8.500% due 2032	17	21
4.762% due 2020	2,678	2,988	2.277% due 2033(Ê)	149	157
3.000% due 2021	262	274	2.319% due 2033(Ê)	475	503
3.400% due 2021	17,700	18,237	2.340% due 2033(Ê)	168	177
3.500% due 2021	467	494	3.000% due 2033	29,161	29,349
3.890% due 2021	1,900	2,030	4.500% due 2033	87	94
5.500% due 2021	173	189	5.500% due 2033	7	8
2.310% due 2022	100	96	6.000% due 2033	110	122
3.000% due 2022	294	307	6.500% due 2033	255	285
3.157% due 2022	494	506	7.000% due 2033	462	525
5.000% due 2022	2,057	2,239	2.322% due 2034(Ê)	925	983
5.500% due 2022	1,143	1,248	2.334% due 2034(Ê)	346	367
2.460% due 2023	7,610	7,311	2.419% due 2034(Ê)	635	672
2.703% due 2023	7,125	6,956	2.511% due 2034(Ê)	118	126
4.500% due 2023	98	105	5.000% due 2034	402	439
5.500% due 2023	1,518	1,656	5.500% due 2034	2,920	3,220
4.000% due 2024	111	118	6.500% due 2034	385	433
5.500% due 2024	1,002	1,095	7.000% due 2034	44	47
7.500% due 2024	2	2	2.107% due 2035(Ê)	361	383
10.000% due 2024	4	4	2.141% due 2035(Ê)	272	287
2.340% due 2025(Ê)	9	9	2.168% due 2035(Ê)	626	654
4.000% due 2025	4,290	4,581	2.277% due 2035(Ê)	686	734
4.500% due 2025	80	86	2.289% due 2035(Ê)	513	545
5.500% due 2025	3,335	3,605	2.363% due 2035(Ê)	1,109	1,185
2.280% due 2026(Ê)	139	149	2.375% due 2035(Ê)	717	761
3.500% due 2026	2,896	3,056	2.471% due 2035(Ê)	1,165	1,246
4.000% due 2026	9,693	10,350	5.000% due 2035	1,805	1,971
5.500% due 2026	291	322	5.066% due 2035(Ê)	95	102
6.000% due 2026	272	301	5.500% due 2035	1,120	1,234
9.000% due 2026	7	8	6.000% due 2035	1,136	1,270
2.870% due 2027	1,300	1,193	7.000% due 2035	36	40
3.000% due 2027	3,078	3,180	7.500% due 2035	399	457
3.500% due 2027	4,405	4,651	2.416% due 2036(Ê)	7	8
4.500% due 2027	5,524	5,917	4.000% due 2036	85	89
5.500% due 2027	103	113	5.000% due 2036	16	18
6.000% due 2027	934	1,040	5.500% due 2036	2,515	2,740
7.000% due 2028	66	73	6.000% due 2036	2,169	2,403
4.500% due 2029	2,302	2,483	6.500% due 2036	73	81
6.500% due 2029	66	75	7.000% due 2036	90	98
7.000% due 2029	536	615	4.000% due 2037	96	100
7.500% due 2029	8	10	5.000% due 2037	86	94
8.500% due 2029	2	2	5.500% due 2037	2,688	2,925
4.500% due 2030	127	137	6.000% due 2037	4,517	5,008
5.000% due 2030	319	350	6.500% due 2037	457	510
6.500% due 2030	82	92	4.500% due 2038	694	744
7.000% due 2030	194	215	5.000% due 2038	748	816
8.000% due 2030	79	96	5.500% due 2038	2,627	2,890
8.500% due 2030	81	92	6.000% due 2038	5,532	6,138
9.500% due 2030	35	42	6.500% due 2038	442	493
4.000% due 2031	2,640	2,807	4.500% due 2039	9,524	10,219
6.500% due 2031	141	158	5.000% due 2039	2,131	2,328
7.000% due 2031	368	427	6.000% due 2039	8,237	9,138
7.500% due 2031	27	31	6.500% due 2039	224	250
8.500% due 2031	160	180	1.534% due 2040(Ê)	140	146
3.500% due 2032	10,434	10,838	4.000% due 2040	430	450

See accompanying notes which are an integral part of this quarterly report.

132 Russell Strategic Bond Fund

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.500% due 2040	12,568	13,485	Series 2005-365 Class 12
5.500% due 2040	233	256	Interest Only STRIP
6.000% due 2040	19,409	21,481	5.500% due 12/01/35	2,828	468
3.500% due 2041	158	161	Series 2006-369 Class 8
4.000% due 2041	27,124	28,444	Interest Only STRIP
4.500% due 2041	28,798	30,904	5.500% due 04/01/36	407	66
5.000% due 2041	26,737	29,371	Fannie Mae Grantor Trust
5.500% due 2041	1,663	1,829	Series 1999-T2 Class A1
6.000% due 2041	2,937	3,251	7.500% due 01/19/39	40	45
2.754% due 2042(Ê)	75	78	Series 2001-T4 Class A1
3.500% due 2042	840	854	7.500% due 07/25/41	1,731	2,076
4.000% due 2042	6,256	6,556
4.500% due 2042	1,971	2,114	Series 2001-T8 Class A2
1.334% due 2043(Ê)	92	94	9.500% due 07/25/41	111	136
3.500% due 2043	1,855	1,884	Series 2001-T10 Class A2
4.000% due 2043	1,634	1,711	7.500% due 12/25/41	2,578	2,993
4.500% due 2043	5,026	5,399	Series 2002-T19 Class A1
15 Year TBA(Ï)			6.500% due 07/25/42	347	399
2.000%	3,400	3,322	Series 2004-T1 Class 1A2
2.500%	64,560	64,762	6.500% due 01/25/44	18	21
3.000%	12,550	12,952	Fannie Mae REMICS
3.500%	23,910	25,155	Series 1996-46 Class ZA
			7.500% due 11/25/26	107	123
30 Year TBA(Ï)
2.500%	2,100	1,951	Series 1997-68 Class SC
			Interest Only STRIP
3.000%	143,245	139,261	8.343% due 05/18/27 (Ê)	34	7
3.500%	207,180	210,187	Series 1999-56 Class Z
4.000%	323,535	338,782	7.000% due 12/18/29	390	445
4.500%	312,735	335,372	Series 2001-4 Class SA
5.000%	79,965	87,038	Interest Only STRIP
5.500%	23,700	25,974	7.391% due 02/17/31 (Ê)	30	3
Series 1997-281 Class 2			Series 2002-57 Class PG
Interest Only STRIP			5.500% due 09/25/17	1,112	1,180
9.000% due 11/01/26 (Å)	25	6	Series 2003-25 Class IK
Series 2000-306			Interest Only STRIP
Interest Only STRIP			7.000% due 04/25/33 (Å)	104	20
8.000% due 05/01/30 (Å)	25	4	Series 2003-32 Class FH
Series 2001-317 Class 2			0.558% due 11/25/22 (Ê)	79	79
Interest Only STRIP			Series 2003-32 Class UI
8.000% due 12/01/31 (Å)	37	7	6.000% due 05/25/33 (Å)	81	14
Series 2002-320 Class 2			Series 2003-33 Class IA
Interest Only STRIP			Interest Only STRIP
7.000% due 04/01/32 (Å)	12	3	6.500% due 05/25/33 (Å)	531	121
Series 2003-339 Class 23			Series 2003-35 Class FY
Interest Only STRIP			0.558% due 05/25/18 (Ê)	902	906
5.000% due 07/01/18	559	39	Series 2003-35 Class IU
Series 2003-343 Class 6			Interest Only STRIP
Interest Only STRIP			6.000% due 05/25/33 (Å)	112	21
5.000% due 10/01/33	742	131	Series 2003-35 Class UI
Series 2003-345 Class 18			Interest Only STRIP
Interest Only STRIP			6.500% due 05/25/33 (Å)	114	26
4.500% due 12/01/18	1,399	94	Series 2003-64 Class JI
Series 2003-345 Class 19			Interest Only STRIP
Interest Only STRIP			6.000% due 07/25/33 (Å)	74	12
4.500% due 01/01/19	1,530	103	Series 2004-70 Class EB
			5.000% due 10/25/24	1,231	1,349

See accompanying notes which are an integral part of this quarterly report.

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Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-110 Class MB			Series 2011-K702 Class X1
5.500% due 09/25/35	499	539	Interest Only STRIP
Series 2005-117 Class LC			1.541% due 02/25/18	61,151	3,361
5.500% due 11/25/35	3,619	3,935	Series 2012-K020 Class A2
Series 2006-5 Class 3A2			2.373% due 05/25/22	8,340	7,961
2.369% due 05/25/35 (Ê)	153	159	Series 2012-K020 Class X1
Series 2006-22 Class CE			Interest Only STRIP
4.500% due 08/25/23	1,231	1,337	1.473% due 05/25/22	28,319	2,669
Series 2006-118 Class A1			Series 2013-K024 Class X1
0.218% due 12/25/36 (Ê)	94	91	Interest Only STRIP
Series 2007-73 Class A1			0.903% due 09/25/22	26,931	1,614
0.218% due 07/25/37 (Ê)	923	868	Series 2013-K025 Class A1
Series 2009-39 Class LB			1.875% due 04/25/22	1,714	1,697
4.500% due 06/25/29	1,559	1,665	Series 2013-K030 Class A2
Series 2009-70 Class PS			3.250% due 04/25/23	6,890	6,931
Interest Only STRIP			Series 2013-K032 Class A2
6.592% due 01/25/37 (Ê)	19,660	2,915	3.310% due 05/25/23	6,890	6,940
Series 2009-71 Class MB			Series 2013-K033 Class A2
4.500% due 09/25/24	1,985	2,146	3.060% due 07/25/23	5,170	5,099
Series 2009-96 Class DB			Series 2013-K034 Class A2
4.000% due 11/25/29	6,104	6,441	3.531% due 07/25/23	7,570	7,748
Series 2010-95 Class S			Federal Home Loan Mortgage Corp.
Interest Only STRIP			Multifamily Structured PassThrough
6.442% due 09/25/40 (Ê)	15,797	2,764	Certificates
Fannie Mae Whole Loan			Series 2011-K014 Class X1
Series 2003-W1 Class 2A			Interest Only STRIP
6.706% due 12/25/42	74	87	1.258% due 04/25/21	17,292	1,263
Series 2003-W4 Class 4A			Series 2012-K501 Class X1A
7.077% due 10/25/42	30	35	Interest Only STRIP
Series 2003-W17 Class 1A6			1.742% due 08/25/16	41,022	1,240
5.310% due 08/25/33	805	815	Federal Home Loan Mortgage Corp.
			Structured Pass Through Securities
Series 2004-W2 Class 2A2			Series 2002-42 Class A6
7.000% due 02/25/44	2,506	2,919	9.500% due 02/25/42	58	69
Series 2004-W9 Class 2A1			Series 2003-56 Class A5
6.500% due 02/25/44	164	187	5.231% due 05/25/43	2,190	2,378
Series 2004-W11 Class 1A2			Series 2003-58 Class 2A
6.500% due 05/25/44	348	404	6.500% due 09/25/43	193	220
Fannie Mae-Aces			Series 2005-63 Class 1A1
Series 2006-M2 Class A2F			1.339% due 02/25/45 (Ê)	79	81
5.259% due 05/25/20	1,660	1,859
			First Horizon Alternative Mortgage
Series 2012-M12 Class 1A			Securities Trust
2.840% due 08/25/22	6,919	6,879	Series 2004-AA6 Class A1
Series 2012-M15 Class A			2.238% due 01/25/35 (Ê)	534	535
2.656% due 10/25/22	7,186	7,001	First Horizon Asset Securities, Inc.
FDIC Guaranteed Notes Trust			Series 2005-AR3 Class 2A1
Series 2010-S1 Class 1A			2.614% due 08/25/35 (Ê)	437	413
0.710% due 02/25/48 (Ê)(Þ)	1,239	1,241	Series 2005-AR4 Class 2A1
FDIC Trust			2.583% due 10/25/35 (Ê)	1,951	1,715
Series 2010-R1 Class A			First Union National Bank-Bank of
2.184% due 05/25/50 (Þ)	1,409	1,419	America NA Commercial Mortgage
Series 2011-R1 Class A			Trust
2.672% due 07/25/26 (Þ)	5,736	5,921	Series 2001-C1 Class IO1
Federal Home Loan Mortgage Corp.			Interest Only STRIP
Multifamily Structured Pass Through			1.956% due 03/15/33 (Þ)	4,318	43
Certificates			Freddie Mac

See accompanying notes which are an integral part of this quarterly report.
134 Russell Strategic Bond Fund

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
11.000% due 2015	1	1	Series 2010-K7 Class B
6.000% due 2016	10	11	5.435% due 04/25/20 (Þ)	6,700	7,288
8.500% due 2017	8	9	Series 2012-K19 Class B
10.500% due 2017	1	1	4.037% due 05/25/45 (Þ)	140	137
8.000% due 2020	34	37	Series 2012-K21 Class C
10.000% due 2020	8	9	3.939% due 07/25/45 (Þ)	65	58
11.000% due 2020	5	5	Series 2013-K29 Class B
10.500% due 2021	7	7	3.481% due 05/25/46 (Þ)	440	406
8.500% due 2025	10	12
4.000% due 2026	2,548	2,715	Series 2013-K31 Class C
2.482% due 2027(Ê)	11	12	3.625% due 07/25/46 (Þ)	230	197
3.500% due 2027	4,806	5,060	Series 2013-K35 Class B
7.000% due 2027	60	68	3.947% due 08/25/23 (Þ)	1,345	1,278
8.500% due 2027	76	88	Series 2013-K35 Class C
2.324% due 2028(Ê)	10	10	3.947% due 08/25/23 (Þ)	240	210
2.482% due 2028(Ê)	7	7	Freddie Mac Reference REMIC
2.533% due 2030(Ê)	16	17	Series 2006-R006 Class ZA
7.500% due 2030	65	74	6.000% due 04/15/36	3,381	3,704
8.500% due 2030	30	35	Freddie Mac REMICS
6.500% due 2031	192	220	Series 1991-1037 Class Z
8.000% due 2031	5	5	9.000% due 02/15/21	13	14
7.000% due 2032	66	76	Series 1994-1730 Class Z
2.362% due 2033(Ê)	209	224	7.000% due 05/15/24	128	146
6.000% due 2033	19	21
2.504% due 2034(Ê)	404	429	Series 1999-2129 Class SG
2.618% due 2034(Ê)	777	827	6.841% due 06/17/27 (Ê)	637	135
5.500% due 2034	238	262	Series 2000-2247 Class SC
6.000% due 2034	28	31	Interest Only STRIP
2.267% due 2035(Ê)	894	956	7.340% due 08/15/30 (Ê)	19	4
2.398% due 2035(Ê)	917	971	Series 2000-2266 Class F
5.000% due 2035	95	105	0.610% due 11/15/30 (Ê)	25	25
5.164% due 2035(Ê)	65	69	Series 2002-2463 Class SJ
5.500% due 2035	381	418	7.840% due 03/15/32 (Ê)	65	13
6.000% due 2035	144	161	Series 2003-2610 Class UI
4.000% due 2036	184	193	6.500% due 05/15/33 (Å)	17	4
6.000% due 2036	41	46	Series 2003-2621 Class QH
5.500% due 2038	22,612	25,314	5.000% due 05/15/33	1,176	1,267
6.000% due 2038	4,152	4,619	Series 2003-2624 Class QH
6.500% due 2038	155	173	5.000% due 06/15/33	1,099	1,182
4.500% due 2039	9,848	10,633
5.500% due 2039	2,439	2,674	Series 2003-2649 Class IM
4.000% due 2040	12,121	12,716	Interest Only STRIP
4.500% due 2040	5,997	6,477	7.000% due 07/15/33 (Å)	135	33
5.500% due 2040	4,512	4,934	Series 2003-2697 Class LG
4.000% due 2041	13,364	13,988	4.500% due 10/15/23	586	634
3.000% due 2042	3,838	3,728	Series 2003-2725 Class TA
15 Year TBA(Ï)			4.500% due 12/15/33	1,300	1,388
2.500%	7,650	7,680	Series 2006-3123 Class HT
3.000%	8,450	8,706	5.000% due 03/15/26	2,568	2,770
30 Year TBA(Ï)			Series 2006-3149 Class LF
3.000%	39,200	38,024	0.460% due 05/15/36 (Ê)	245	245
3.500%	56,250	56,927	Series 2006-3150 Class EQ
4.000%	80,950	84,567	5.000% due 05/15/26	1,525	1,682
4.500%	14,400	15,201	Series 2007-3335 Class BF
5.000%	20,000	21,750	0.310% due 07/15/19 (Ê)	481	480
			Series 2007-3335 Class FT
6.000%	6,800	7,506	0.310% due 08/15/19 (Ê)	1,287	1,285
Freddie Mac Mortgage Trust

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 135

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-3345 Class FP			4.500% due 2039	16,249	17,892
0.360% due 11/15/36 (Ê)	1,107	1,105	5.000% due 2039	17,250	18,976
Series 2007-3345 Class PF			4.500% due 2040	15,393	16,730
0.340% due 05/15/36 (Ê)	1,203	1,200	5.000% due 2040	2,503	2,755
Series 2009-3558 Class G			4.500% due 2041	5,985	6,527
4.000% due 08/15/24	150	158	5.000% due 2041	729	806
Series 2010-3640 Class JA			4.500% due 2042	513	557
1.500% due 03/15/15	1,489	1,494	3.000% due 2043	10,081	10,000
Series 2010-3704 Class DC			30 Year TBA(Ï)
4.000% due 11/15/36	1,620	1,737	4.000%	14,550	15,421
Series 2011-3927 Class PC			6.000%	42,625	47,357
4.500% due 09/15/41	6,800	7,321	Ginnie Mae II
			1.625% due 2023(Ê)	257	267
Series 2011-3963 Class JB			1.625% due 2024(Ê)	171	178
4.500% due 11/15/41	3,500	3,758	2.000% due 2024(Ê)	61	63
Freddie Mac Strips			1.625% due 2026(Ê)	56	58
Series 1998-191			8.500% due 2026	18	21
Interest Only STRIP			1.625% due 2027(Ê)	157	164
8.000% due 01/01/28 (Å)	22	6	1.625% due 2029(Ê)	120	125
Series 1998-194			1.625% due 2030(Ê)	43	45
Interest Only STRIP			3.500% due 2040(Ê)	11,084	11,745
6.500% due 04/01/28 (Å)	68	12	4.000% due 2040(Ê)	4,303	4,542
Series 2001-212			5.390% due 2059	3,804	4,085
Interest Only STRIP			4.502% due 2061	2,872	3,130
6.000% due 05/01/31 (Å)	67	15	4.700% due 2061	13,587	14,853
Series 2001-215			4.810% due 2061	8,002	8,745
Interest Only STRIP			4.564% due 2062	5,970	6,563
8.000% due 06/15/31 (Å)	64	11	4.845% due 2062	1,643	1,802
GE Capital Commercial Mortgage Corp.			5.065% due 2062	2,794	3,068
Series 2005-C4 Class A4			4.652% due 2063	1,222	1,339
5.486% due 11/10/45	125	133	4.661% due 2063	473	518
Ginnie Mae			30 Year TBA(Ï)
Series 2010-H12 Class PT			3.000%	21,575	21,383
5.470% due 11/20/59	5,868	6,292	3.500%	21,350	21,790
Ginnie Mae I			4.000%	2,850	3,021
10.500% due 2015	11	11	4.500%	—	8
11.000% due 2015	—	—	GMAC Commercial Mortgage Securities,
7.000% due 2016	1	1	Inc.
10.500% due 2016	3	3	Series 2004-C3 Class A4
11.000% due 2020	6	6	4.547% due 12/10/41	798	800
10.500% due 2021	13	13	GMAC Mortgage Corp. Loan Trust
10.000% due 2022	22	25	Series 2005-AR2 Class 4A
7.500% due 2024	10	11	4.610% due 05/25/35 (Ê)	2,413	2,393
10.000% due 2025	25	30
3.000% due 2027	6,463	6,712	Government National Mortgage
			Association
8.000% due 2030	108	124	Series 1998-23 Class ZA
7.500% due 2031	17	17	6.500% due 09/20/28	682	774
5.000% due 2032	18	20
7.500% due 2032	7	9	Series 1999-27 Class SE
5.000% due 2033	30	34	Interest Only STRIP
5.000% due 2034	9	10	8.441% due 08/16/29 (Ê)	89	23
5.500% due 2034	31	35	Series 1999-44 Class SA
5.500% due 2035	5,702	6,374	Interest Only STRIP
5.000% due 2036	11	12	8.391% due 12/16/29 (Ê)	106	19
5.500% due 2036	54	60	Series 2001-46 Class SA
5.500% due 2037	101	112	Interest Only STRIP
5.000% due 2038	2,595	2,852	7.421% due 09/16/31 (Ê)	11	2
5.500% due 2038	88	98

See accompanying notes which are an integral part of this quarterly report.

136 Russell Strategic Bond Fund

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2002-27 Class SA			Series 2013-H06 Class HI
Interest Only STRIP			Interest Only STRIP
7.841% due 05/16/32 (Ê)	19	4	2.939% due 01/20/63	32,520	3,857
Series 2007-12 Class C			Series 2013-H07 Class JL
5.278% due 04/16/41	4,135	4,480	Interest Only STRIP
Series 2010-14 Class A			2.621% due 03/20/63	33,648	4,188
4.500% due 06/16/39	1,195	1,296	GreenPoint Mortgage Funding Trust
Series 2010-74			Series 2005-AR5 Class 1A1
Interest Only STRIP			0.428% due 11/25/45 (Ê)	168	130
0.458% due 03/16/50	27,250	783	Greenpoint Mortgage Pass-Through
Series 2010-124 Class C			Certificates
3.392% due 03/16/45	1,875	1,948	Series 2003-1 Class A1
Series 2010-H04 Class BI			2.794% due 10/25/33 (Ê)	562	565
Interest Only STRIP			GS Mortgage Securities Corp. II
1.386% due 04/20/60	14,783	875	Series 2011-GC5 Class A4
Series 2010-H22 Class JI			3.707% due 08/10/44	7,580	7,849
Interest Only STRIP			Series 2012-BWTR Class A
2.499% due 11/20/60	23,733	2,478	2.954% due 11/05/34 (Þ)	335	318
Series 2011-67 Class B			GS Mortgage Securities Trust
3.863% due 10/16/47	2,665	2,800	Series 2012-GCJ7 Class A4
Series 2011-127			3.377% due 05/10/45	285	288
Interest Only STRIP			Series 2014-GC18 Class A4
1.353% due 03/16/47	28,221	1,674	4.074% due 01/10/47	670	690
Series 2011-H02 Class BI			GSMPS Mortgage Loan Trust
Interest Only STRIP			Series 1998-1 Class A
0.409% due 02/20/61	20,243	352	8.000% due 09/19/27 (Þ)	75	76
Series 2012-70			Series 1998-3 Class A
Interest Only STRIP			7.750% due 09/19/27 (Þ)	64	68
0.964% due 08/16/52 (Å)	51,625	3,377	Series 1999-3 Class A
Series 2012-78			8.000% due 08/19/29 (Þ)	189	188
Interest Only STRIP			Series 2005-RP1 Class 1A4
1.060% due 06/16/52 (Å)	42,988	3,080	8.500% due 01/25/35 (Þ)	591	639
Series 2012-95			Series 2006-RP1 Class 1A2
Interest Only STRIP			7.500% due 01/25/36 (Þ)	1,219	1,229
1.040% due 02/16/53 (Å)	11,483	974	Series 2006-RP1 Class 1A3
Series 2012-99 Class CI			8.000% due 01/25/36 (Þ)	1,304	1,354
Interest Only STRIP			GSR Mortgage Loan Trust
1.042% due 10/16/49	22,021	1,690	Series 2004-7 Class 1A1
Series 2012-100			2.462% due 06/25/34 (Ê)	201	202
Interest Only STRIP			Series 2005-6F Class 1A6
0.825% due 08/16/52 (Å)	37,058	2,471	5.250% due 07/25/35	48	43
Series 2012-115 Class A			Series 2005-AR7 Class 6A1
2.131% due 04/16/45	1,559	1,521	5.030% due 11/25/35 (Ê)	844	839
Series 2012-147 Class AE			Series 2006-2F Class 2A17
1.750% due 07/16/47	1,516	1,453	5.750% due 02/25/36	2,475	2,350
Series 2012-H11 Class CI			Series 2006-3F Class 2A3
Interest Only STRIP			5.750% due 03/25/36	1,632	1,517
2.903% due 04/20/62	21,696	2,170	HarborView Mortgage Loan Trust
Series 2012-H23 Class FI			Series 2005-2 Class 2A1A
Interest Only STRIP			0.377% due 05/19/35 (Ê)	123	111
0.785% due 10/20/62	22,428	692	Series 2005-4 Class 3A1
Series 2013-H03 Class HI			2.743% due 07/19/35 (Ê)	2,626	2,294
Interest Only STRIP			Hilton USA Trust
2.572% due 12/20/62	14,910	1,791	Series 2013-HLF Class DFL
			2.907% due 11/05/30 (Ê)(Þ)	210	211

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-HLT Class AFX			Series 2009-IWST Class C
2.662% due 11/05/30 (Þ)	455	458	7.445% due 12/05/27 (Þ)	2,020	2,430
Series 2013-HLT Class CFX			Series 2011-C5 Class D
3.714% due 11/05/30 (Þ)	3,465	3,509	5.314% due 08/15/46 (Þ)	285	290
IndyMac INDA Mortgage Loan Trust			Series 2012-C8 Class A3
Series 2007-AR1 Class 1A1			2.829% due 10/15/45	1,525	1,460
2.992% due 03/25/37 (Ê)	2,582	2,349	Series 2012-C8 Class E
IndyMac INDX Mortgage Loan Trust			4.668% due 10/15/45 (Þ)	295	277
Series 2004-AR11 Class 2A			Series 2012-WLDN Class A
2.501% due 12/25/34 (Ê)	74	69	3.905% due 05/05/30 (Þ)	475	476
Series 2005-AR25 Class 1A21			JPMorgan Mortgage Trust
5.013% due 12/25/35 (Ê)	651	546	Series 2004-A2 Class 3A1
Series 2005-AR31 Class 1A1			4.103% due 05/25/34 (Ê)	628	627
2.326% due 01/25/36 (Ê)	770	614	Series 2005-A1 Class 6T1
Series 2006-AR4 Class A1A			3.389% due 02/25/35 (Ê)	120	124
0.368% due 05/25/46 (Ê)	4,537	3,874	Series 2005-A4 Class 1A1
Series 2006-AR6 Class 2A1A			5.238% due 07/25/35 (Ê)	766	790
0.358% due 06/25/47 (Ê)	8,363	6,397	Series 2005-A8 Class 1A1
Series 2006-AR8 Class A3A			5.087% due 11/25/35 (Ê)	1,714	1,652
0.388% due 07/25/46 (Ê)	8,336	6,655	Series 2005-S3 Class 1A2
Series 2006-FLX1 Class A1			5.750% due 01/25/36	115	107
0.368% due 11/25/36 (Ê)	1,302	1,081	Series 2006-A2 Class 2A1
JPMBB Commercial Mortgage Securities			2.660% due 04/25/36 (Ê)	134	121
Trust			Series 2006-A6 Class 1A2
Series 2013-C15 Class A4			2.657% due 10/25/36 (Ê)	841	709
4.096% due 11/15/45	3,855	4,005	Series 2006-A7 Class 3A2
JPMorgan Alternative Loan Trust			2.566% due 01/25/37 (Ê)	4,105	3,545
Series 2006-A2 Class 3A1			Series 2007-A1 Class 5A2
2.628% due 05/25/36 (Ê)	4,311	3,396	2.714% due 07/25/35 (Ê)	188	188
JPMorgan Chase Commercial Mortgage
Series 2004-LN2 Class B			Series 2007-A1 Class B1
5.156% due 07/15/41	1,550	1,572	Interest Only STRIP
			2.705% due 07/25/35 (Ê)	85	—
JPMorgan Chase Commercial Mortgage
Securities Corp.			Series 2007-A4 Class 3A3
Series 2003-C1 Class D			5.128% due 06/25/37 (Ê)	1,787	1,616
5.192% due 01/12/37	1,666	1,668	Series 2007-S3 Class 1A74
Series 2005-CB11 Class A4			6.000% due 08/25/37	1,541	1,373
5.335% due 08/12/37	924	958	Series 2007-S3 Class 1A8
Series 2005-CB13 Class A4			6.000% due 08/25/37	6,075	5,412
5.244% due 01/12/43	686	730	Series 2007-S3 Class 1A96
Series 2014-FBLU Class C			6.000% due 08/25/37	117	104
2.158% due 12/15/28 (Å)(Ê)	2,435	2,438	Series 2007-S3 Class 1A97
JPMorgan Chase Commercial Mortgage			6.000% due 08/25/37	242	216
Securities Trust			LB-Commercial Mortgage Trust
Series 2006-LDP8 Class A3B			Series 2007-C3 Class AJ
5.447% due 05/15/45	171	174	5.892% due 07/15/44	2,440	2,470
Series 2006-LDP8 Class A4			LB-UBS Commercial Mortgage Trust
5.399% due 05/15/45	3,900	4,246	Series 2005-C1 Class A3
Series 2007-CB19 Class A4			4.545% due 02/15/30	115	115
5.709% due 02/12/49	150	167	Series 2005-C5 Class A4
Series 2007-LDPX Class A3			4.954% due 09/15/30	854	890
5.420% due 01/15/49	200	220	Series 2006-C4 Class A4
Series 2008-C2 Class A4FL			5.837% due 06/15/38	518	563
1.660% due 02/12/51 (Ê)	1,495	1,429	Series 2006-C7 Class A3
			5.347% due 11/15/38	1,850	2,032

See accompanying notes which are an integral part of this quarterly report.
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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-C1 Class AJ			Series 2008-C1 Class A4
5.484% due 02/15/40	3,840	3,934	5.690% due 02/12/51	6,135	6,875
Series 2007-C1 Class AM			Merrill Lynch/Countrywide Commercial
5.455% due 02/15/40	2,570	2,829	Mortgage Trust
Series 2007-C2 Class A3			Series 2007-6 Class A4
5.430% due 02/15/40	1,027	1,136	5.485% due 03/12/51	900	995
Series 2007-C6 Class A4			MLCC Mortgage Investors, Inc.
5.858% due 07/15/40	497	535	Series 2005-3 Class 5A
Series 2007-C7 Class A3			0.408% due 11/25/35 (Ê)	921	882
5.866% due 09/15/45	537	604	Morgan Stanley Bank of America Merrill
Series 2007-C7 Class AJ			Lynch Trust
6.257% due 09/15/45	4,830	4,946	Series 2013-C7 Class AS
			3.214% due 02/15/46	2,285	2,177
Series 2008-C1 Class A2			Morgan Stanley Capital I Trust
6.157% due 04/15/41	360	415	Series 2003-IQ6 Class C
Lehman XS Trust			5.659% due 12/15/41 (Þ)	3,299	3,296
Series 2005-9N Class 1A1
0.428% due 02/25/36 (Ê)	2,748	2,460	Series 2005-HQ6 Class A4A
			4.989% due 08/13/42	1,185	1,237
Mastr Adjustable Rate Mortgages Trust
Series 2004-10 Class 2A2			Series 2006-IQ11 Class A4
3.086% due 10/25/34 (Ê)	6	3	5.665% due 10/15/42	360	386
Series 2005-1 Class B1			Series 2006-T23 Class A4
Interest Only STRIP			5.810% due 08/12/41	6,678	7,334
3.523% due 03/25/35 (Ê)	851	85	Series 2007-HQ11 Class A4
Series 2006-2 Class 4A1			5.447% due 02/12/44	80	88
2.630% due 02/25/36 (Ê)	1,050	1,022	Series 2007-IQ16 Class AM
Series 2007-HF2 Class A1			6.098% due 12/12/49	6,907	7,826
0.468% due 09/25/37 (Ê)	4,903	4,454	Series 2007-T27 Class A4
Mastr Reperforming Loan Trust			5.651% due 06/11/42	45	51
Series 2005-1 Class 1A3			Series 2008-T29 Class AM
7.000% due 08/25/34 (Þ)	451	466	6.281% due 01/11/43	4,950	5,670
Series 2005-2 Class 1A4			Series 2011-C3 Class A4
8.000% due 05/25/35 (Þ)	936	904	4.118% due 07/15/49	1,105	1,169
Mellon Residential Funding Corp.			Morgan Stanley Capital I, Inc.
Series 2000-TBC2 Class A1			Series 2007-IQ16 Class A4
0.640% due 06/15/30 (Ê)	343	337	5.809% due 12/12/49	539	606
Merrill Lynch Floating Trust			Morgan Stanley Dean Witter Capital I
Series 2008-LAQA Class A1			Trust
0.695% due 07/09/21 (Ê)(Þ)	2,873	2,868	Series 2001-TOP3 Class C
Merrill Lynch Mortgage Investors Trust			6.790% due 07/15/33	424	431
Series 2005-2 Class 3A			Morgan Stanley Reremic Trust
1.158% due 10/25/35 (Ê)	180	173	Series 2009-GG10 Class A4A
Merrill Lynch Mortgage Investors, Inc.			5.806% due 08/12/45 (Þ)	705	774
Series 2005-A10 Class A			Mortgage-Linked Amortizing Notes
0.368% due 02/25/36 (Ê)	466	432	Series 2012-1 Class A10
Merrill Lynch Mortgage Trust			2.060% due 01/15/22	4,414	4,490
Series 2004-KEY2 Class A4			Motel 6 Trust
4.864% due 08/12/39	1,796	1,820	Series 2012-MTL6 Class A1
Series 2005-CIP1 Class A2			1.500% due 10/05/25 (Þ)	3,625	3,614
4.960% due 07/12/38	11	11	Series 2012-MTL6 Class A2
Series 2005-CIP1 Class A4			1.948% due 10/05/25 (Þ)	2,287	2,274
5.047% due 07/12/38	45	47	Series 2012-MTL6 Class XA1
Series 2005-CIP1 Class AM			Interest Only STRIP
5.107% due 07/12/38	4,620	4,888	3.005% due 10/05/25 (Þ)	23,310	596
Series 2005-LC1 Class A4			NCUA Guaranteed Notes
5.291% due 01/12/44	267	285	Series 2010-R1 Class 2A
			1.840% due 10/07/20	4,574	4,615

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2010-R3 Class 3A			Series 2004-12 Class 2A
2.400% due 12/08/20	2,341	2,390	2.400% due 09/25/34 (Ê)	7,568	7,540
Nomura Asset Acceptance Corp.			Series 2004-18 Class 5A
Alternative Loan Trust			5.500% due 12/25/34	92	90
Series 2005-WF1 Class 2A2			Series 2004-20 Class 3A1
4.786% due 03/25/35	300	312	2.478% due 01/25/35 (Ê)	1,541	1,429
Nomura Resecuritization Trust			Series 2005-17 Class 3A1
Series 2013-1R Class 3A12			2.505% due 08/25/35 (Ê)	32	30
0.321% due 10/26/36 (Å)(Ê)	2,482	1,651	Structured Asset Mortgage Investments
NorthStar Mortgage Trust			II Trust
Series 2012-1 Class A			Series 2004-AR7 Class A1B
1.365% due 08/25/29 (Å)(Ê)	1,595	1,596	0.866% due 04/19/35 (Ê)	880	852
OBP Depositor LLC Trust			Series 2005-AR5 Class A3
Series 2010-OBP Class A			0.407% due 07/19/35 (Ê)	233	231
4.646% due 07/15/45 (Þ)	4,525	4,970	Series 2005-AR8 Class A1A
Prime Mortgage Trust			0.438% due 02/25/36 (Ê)	747	591
Series 2004-CL1 Class 1A2			Series 2007-AR6 Class A1
0.558% due 02/25/34 (Ê)	40	37	1.634% due 08/25/47 (Ê)	9,353	8,270
Series 2004-CL1 Class 2A2			SunTrust Alternative Loan Trust
0.558% due 02/25/19 (Ê)	1	1	Series 2006-1F Class 3A
Prudential Commercial Mortgage Trust			0.508% due 04/25/36 (Ê)	708	253
Series 2003-PWR1 Class E			Thornburg Mortgage Securities Trust
5.259% due 02/11/36 (Þ)	1,070	1,070	Series 2004-3 Class A
RALI Trust			0.898% due 09/25/44 (Ê)	5,058	4,851
Series 2005-QS14 Class 2A1			Series 2007-1 Class A2B
6.000% due 09/25/35	1,927	1,605	5.800% due 03/25/37 (Ê)	2,304	2,125
Series 2006-QA9 Class A1			UBS-Barclays Commercial Mortgage
0.338% due 11/25/36 (Ê)	5,319	3,812	Trust
RAMP Trust			Series 2013-C5 Class A4
Series 2004-SL1 Class A3			3.185% due 03/10/46	1,705	1,659
7.000% due 11/25/31	3	3	Series 2013-C6 Class A4
Reperforming Loan REMIC Trust			3.244% due 04/10/46	404	394
Series 2005-R2 Class 2A4			VNDO Mortgage Trust
8.500% due 06/25/35 (Þ)	142	151	Series 2012-6AVE Class A
Residential Asset Securitization Trust			2.996% due 11/15/30 (Þ)	705	674
Series 2005-A14 Class A5			Wachovia Bank Commercial Mortgage
5.500% due 12/25/35	2,301	2,000	Trust
Series 2006-A11 Class 1A4			Series 2003-C9 Class D
6.250% due 10/25/36	266	238	5.209% due 12/15/35	1,481	1,481
Series 2006-A9CB Class A6			Series 2004-C14 Class E
6.000% due 09/25/36	2,196	1,425	5.358% due 08/15/41 (Þ)	1,835	1,863
RFMSI Trust			Series 2004-C14 Class F
Series 2005-SA4 Class 1A21			5.526% due 08/15/41 (Þ)	1,385	1,404
3.063% due 09/25/35 (Ê)	3,606	2,984	Series 2007-C33 Class AJ
Series 2006-S10 Class 1A7			5.922% due 02/15/51	4,730	4,824
6.000% due 10/25/36	1,822	1,606	Series 2007-WHL8 Class A1
Series 2006-SA4 Class 2A1			0.240% due 06/15/20 (Ê)(Þ)	772	764
3.560% due 11/25/36 (Ê)	504	435	Wachovia Bank Commercial Mortgage
RREF LLC			Trust Series
Series 2013-LT2 Class A			Series 2005-C18 Class A4
2.833% due 05/22/28 (Þ)	1,111	1,115	4.935% due 04/15/42	230	237
SMA Issuer I LLC			Washington Mutual Mortgage Pass-
Series 2012-LV1 Class A			Through Certificates
3.500% due 08/20/25 (Þ)	569	570	Series 2002-AR9 Class 1A
Structured Adjustable Rate Mortgage			1.538% due 08/25/42 (Ê)	108	102
Loan Trust

See accompanying notes which are an integral part of this quarterly report.
140 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2004-AR1 Class A			Series 2005-AR11 Class 1A1
2.526% due 03/25/34 (Ê)	86	86	2.637% due 06/25/35 (Ê)	452	457
Series 2005-AR2 Class 2A23			Series 2006-2 Class 2A3
0.538% due 01/25/45 (Ê)	5,544	5,158	5.500% due 03/25/36	915	872
Series 2005-AR6 Class 2A1A			Series 2006-6 Class 1A8
0.388% due 04/25/45 (Ê)	6,509	6,080	5.750% due 05/25/36	1,694	1,696
Series 2005-AR12 Class 1A4			Series 2006-8 Class A15
2.356% due 10/25/35 (Ê)	437	422	6.000% due 07/25/36	3,403	3,363
Series 2005-AR13 Class A1A1			Series 2006-11 Class A9
0.448% due 10/25/45 (Ê)	177	168	6.500% due 09/25/36	1,606	1,579
Series 2005-AR19 Class A1A2			Series 2006-AR1 Class 2A5
0.448% due 12/25/45 (Ê)	6,209	5,756	5.319% due 03/25/36 (Ê)	1,360	1,348
Series 2006-1 Class 4CB			Series 2006-AR2 Class 2A1
6.500% due 02/25/36	9,783	6,399	2.628% due 03/25/36	3,262	3,300
Series 2006-AR5 Class A1A			Series 2006-AR2 Class 2A3
1.128% due 06/25/46 (Ê)	3,461	3,023	2.628% due 03/25/36 (Ê)	1,038	1,039
Series 2006-AR7 Class 2A			Series 2006-AR10 Class 4A1
1.115% due 07/25/46 (Ê)	2,020	1,650	2.685% due 07/25/36 (Ê)	2,358	2,165
Series 2006-AR7 Class A1A			Series 2006-AR12 Class 1A1
1.060% due 09/25/46 (Ê)	10,751	6,652	2.739% due 09/25/36 (Ê)	3,822	3,545
Series 2006-AR12 Class 1A2			Series 2006-AR17 Class A1
2.418% due 10/25/36 (Ê)	2,774	2,408	2.612% due 10/25/36 (Ê)	6,914	6,302
Series 2006-AR13 Class 1A			Series 2007-4 Class A21
1.015% due 10/25/46 (Ê)	10,328	8,380	5.500% due 04/25/37	17	16
Series 2006-AR16 Class 3A3			Series 2007-11 Class A81
4.212% due 12/25/36 (Ê)	5,873	5,297	6.000% due 08/25/37	3,247	3,086
Series 2006-AR17 Class 1A1A			Series 2007-13 Class A7
0.945% due 12/25/46 (Ê)	4,004	3,674	6.000% due 09/25/37	657	646
Series 2006-AR18 Class 3A1			WFRBS Commercial Mortgage Trust
4.209% due 01/25/37 (Ê)	2,092	1,890	Series 2011-C4 Class A4
Series 2006-AR18 Class 3A2			4.902% due 06/15/44 (Þ)	905	999
4.209% due 01/25/37 (Ê)	2,556	2,309	Series 2011-C5 Class A4
Series 2007-HY2 Class 2A3			3.667% due 11/15/44	5,140	5,301
3.290% due 04/25/37 (Ê)	4,100	2,912	Series 2012-C6 Class D
Series 2007-HY3 Class 4A1			5.563% due 04/15/45 (Þ)	415	411
2.523% due 03/25/37 (Ê)	4,400	4,122	Series 2012-C8 Class A3
Series 2007-HY5 Class 3A1			3.001% due 08/15/45	3,910	3,802
4.804% due 05/25/37 (Ê)	5,517	5,288	Series 2013-C12 Class A4
Series 2007-OA2 Class 1A			3.198% due 03/15/48	215	210
0.835% due 03/25/47 (Ê)	6,288	5,072	Series 2013-C12 Class C
Series 2007-OA3 Class 2A			4.282% due 03/15/48	85	83
0.905% due 04/25/47 (Ê)	6,597	5,185	Series 2013-C15 Class A3
Wells Fargo Mortgage Backed Securities			3.881% due 08/15/46	460	473
Trust					3,003,804
Series 2004-AA Class A1			Municipal Bonds - 1.5%
2.615% due 12/25/34 (Ê)	586	599	Brazos Higher Education Authority
Series 2004-CC Class A1			Revenue Bonds
2.615% due 01/25/35 (Ê)	912	916	0.584% due 12/26/24 (Ê)	1,506	1,448
Series 2005-18 Class 2A10			Chicago Transit Authority Revenue
22.154% due 01/25/36 (Ê)	735	966	Bonds
Series 2005-AR7 Class 2A1			6.300% due 12/01/21	500	549
5.033% due 05/25/35 (Ê)	2,730	2,822	6.899% due 12/01/40	5,200	6,046
Series 2005-AR8 Class 1A1			City of Houston Texas General
2.625% due 06/25/35 (Ê)	5,978	6,108	Obligation Limited

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
6.290% due 03/01/32	4,250	4,943	0.359% due 12/01/20 (Ê)		4,500	4,414
County of Clark Nevada Airport System			State of California General Obligation
Revenue Bonds			Unlimited
6.820% due 07/01/45	1,200	1,563	5.700% due 11/01/21		920	1,079
East Baton Rouge Sewerage Commission			6.650% due 03/01/22		4,415	5,334
Revenue Bonds			7.500% due 04/01/34		800	1,077
6.087% due 02/01/45	1,800	1,885	7.950% due 03/01/36		3,200	3,773
Iowa Tobacco Settlement Authority			7.625% due 03/01/40		2,300	3,201
Revenue Bonds
6.500% due 06/01/23	315	315	State of Illinois General Obligation
			Unlimited
La Paz County Industrial Development			5.665% due 03/01/18		2,340	2,578
Authority Revenue Bonds
7.000% due 03/01/34	4,255	4,053	4.350% due 06/01/18		805	847
Los Angeles Unified School District			5.100% due 06/01/33		2,720	2,621
General Obligation Unlimited			7.350% due 07/01/35		4,100	4,787
6.758% due 07/01/34	800	1,036	State of Louisiana Gasoline & Fuels Tax
Metropolitan Government of Nashville &			Revenue Bonds
Davidson County Convention Center			3.000% due 05/01/43 (Ê)		4,200	4,218
Authority Revenue Bonds			State of Texas General Obligation
6.731% due 07/01/43	100	115	Unlimited
Metropolitan Transportation Authority			5.517% due 04/01/39		2,000	2,364
Revenue Bonds			Tobacco Settlement Finance Authority
5.000% due 11/15/26	1,400	1,583	Revenue Bonds
6.089% due 11/15/40	2,800	3,295	7.467% due 06/01/47		2,220	1,771
Municipal Electric Authority of Georgia			Tobacco Settlement Financing Corp.
Revenue Bonds			Revenue Bonds
6.637% due 04/01/57	4,755	5,264	5.500% due 06/01/26		1,045	1,092
7.055% due 04/01/57	4,445	4,644	University of California Revenue Bonds
New York City Water & Sewer System			4.601% due 05/15/31		3,085	3,245
Revenue Bonds						109,315
5.375% due 06/15/43	5,075	5,443	Non-US Bonds - 6.2%
New York Liberty Development Corp.			Australia Government Bond
Revenue Bonds			Series 120
5.000% due 12/15/41	200	207	6.000% due 02/15/17	AUD	15,149	14,468
New York State Dormitory Authority			Series 126
Revenue Bonds			4.500% due 04/15/20	AUD	44,340	40,923
5.000% due 03/15/29	1,700	1,871	Series 133
North Texas Tollway Authority Revenue			5.500% due 04/21/23	AUD	9,070	8,907
Bonds			Belgium Government Bond
6.718% due 01/01/49	1,100	1,398	Series 60
Port Authority of New York & New			4.250% due 03/28/41 (Þ)	EUR	3,060	4,947
Jersey Revenue Bonds			Brazil Notas do Tesouro Nacional
4.458% due 10/01/62	4,175	3,803	Series NTNB
Public Power Generation Agency			6.000% due 05/15/45	BRL	7,481	6,522
Revenue Bonds
7.242% due 01/01/41	100	109	6.000% due 08/15/50	BRL	5,730	5,046
San Diego County Regional Airport			Series NTNF
Authority Revenue Bonds			10.000% due 01/01/17	BRL	11,926	4,646
6.628% due 07/01/40	15,190	15,916	10.000% due 01/01/23	BRL	21,061	7,340
San Diego Redevelopment Agency Tax			Canadian Government
Allocation			1.750% due 03/01/19	CAD	8,035	7,242
7.625% due 09/01/30	500	526	Colombia Government International
San Diego Tobacco Settlement Revenue			Bond
Funding Corp. Revenue Bonds			7.750% due 04/14/21	COP 18,350,000		9,831
7.125% due 06/01/32	955	902	9.850% due 06/28/27	COP 14,039,000		8,443
South Carolina Student Loan Corp.			Eksportfinans ASA
Revenue Bonds
See accompanying notes which are an integral part of this quarterly report.
142 Russell Strategic Bond Fund

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series 2				Series 521
0.720% due 07/28/16	JPY	300,000	2,705	6.000% due 05/15/21	NZD	34,975	31,074
European Financial Stability Facility				Norway Government Bond
1.625% due 07/17/20	EUR	11,050	15,029	Series 472
European Investment Bank				4.250% due 05/19/17	NOK	121,076	20,875
Series EmtN				Peru Government Bond
1.375% due 09/15/21	EUR	5,725	7,558	7.840% due 08/12/20	PEN	26,180	10,323
Fondo de Amortizacion del Deficit				Poland Government Bond
Electrico				Series 0417
2.250% due 12/17/16	EUR	5,600	7,680	4.750% due 04/25/17	PLN	29,910	9,774
Granite Master Issuer PLC				Series 1019
Series 2007-1 Class 3A2				5.500% due 10/25/19	PLN	35,260	11,824
0.434% due 12/20/54 (Ê)	EUR	401	537	Province of Ontario Canada
Housing Financing Fund				3.150% due 06/02/22	CAD	3,800	3,463
Series 2				Province of Quebec Canada
3.750% due 04/15/34	ISK	377,816	3,462	4.250% due 12/01/21	CAD	2,900	2,848
Series 3				3.500% due 12/01/22	CAD	2,900	2,683
3.750% due 06/15/44	ISK	780,070	7,292	Queensland Treasury Corp.
Ireland Government Bond				4.000% due 06/21/19	AUD	7,250	6,393
5.000% due 10/18/20	EUR	2,270	3,539	Silenus European Loan Conduit NO
5.400% due 03/13/25	EUR	16,710	26,387	25, Ltd.
Italy Buoni Poliennali Del Tesoro				Series 2007-25X Class A
2.500% due 03/01/15	EUR	3,200	4,395	0.368% due 05/15/19 (Ê)	EUR	99	130
3.000% due 06/15/15	EUR	2,900	4,025	South Africa Government Bond
4.500% due 07/15/15	EUR	13,060	18,523	Series R203
3.750% due 08/01/15	EUR	1,300	1,827	8.250% due 09/15/17	ZAR	137,570	12,465
3.000% due 11/01/15	EUR	5,865	8,191	Series R214
2.750% due 12/01/15	EUR	2,300	3,201	6.500% due 02/28/41	ZAR	78,270	5,031
				Spain Government Bond
4.000% due 09/01/20	EUR	5,960	8,596	3.000% due 04/30/15	EUR	1,100	1,523
Italy Certificati di Credito del Tesoro				3.750% due 10/31/15	EUR	1,900	2,684
Zero coupon due 06/30/15	EUR	1,800	2,398
Kingdom of Belgium				3.150% due 01/31/16	EUR	1,000	1,403
3.750% due 09/28/20 (Æ)	EUR	6,270	9,675	Standard Life PLC
Malaysia Government Bond				5.314% due 12/31/49 (ƒ)	EUR	2,400	3,297
Series 0113				Sweden Government Bond
3.172% due 07/15/16	MYR	11,330	3,378	Series 1057
Series 1/06				1.500% due 11/13/23	SEK	13,620	1,951
4.262% due 09/15/16	MYR	15,939	4,876	Wood Street CLO 1 BV
				Series 2005-I Class A
Mexican Bonos				0.544% due 11/22/21 (Ê)	EUR	937	1,242
Series M 20
7.500% due 06/03/27	MXN	137,623	10,721				449,912
Series M 30				United States Government Agencies - 1.5%
10.000% due 11/20/36	MXN	126,310	11,747	Fannie Mae
Series M				5.000% due 02/13/17		1,400	1,576
8.000% due 06/11/20	MXN	164,400	13,601	5.375% due 06/12/17		2,900	3,320
6.500% due 06/10/21	MXN	88,000	6,663	Federal Home Loan Banks
Muskrat Falls / Labrador Transmission				2.500% due 05/26/15		7,830	7,586
Assets Funding Trust				0.375% due 06/24/16		6,850	6,830
Series C				Federal Home Loan Mortgage Corp.
3.860% due 12/01/48 (Þ)	CAD	2,545	2,464	1.000% due 03/08/17		5,100	5,131
New Zealand Government Bond				1.000% due 06/29/17		3,800	3,801
2.000% due 09/20/25	NZD	6,000	4,636	1.000% due 09/29/17		1,300	1,291
Series 423				0.875% due 03/07/18		300	294
5.500% due 04/15/23	NZD	11,010	9,508	1.250% due 08/01/19		1,100	1,063

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.250% due 10/02/19	29,800	28,645	3.000% due 02/28/17	400	427
Series 1			1.000% due 03/31/17	3,600	3,623
1.000% due 07/28/17	11,600	11,590	3.250% due 03/31/17	1,200	1,292
0.750% due 01/12/18	5,700	5,588	0.875% due 04/30/17	7,600	7,609
Federal National Mortgage Association			0.625% due 05/31/17	7,680	7,617
1.250% due 01/30/17	2,000	2,028	0.500% due 07/31/17	11,000	10,832
5.000% due 05/11/17	100	113	0.625% due 08/31/17	2,000	1,974
0.875% due 08/28/17	2,200	2,187	0.625% due 09/30/17	18,785	18,515
0.875% due 12/20/17	1,000	987	0.750% due 10/31/17	136,470	134,924
0.875% due 02/08/18	2,000	1,966	0.750% due 12/31/17	76,515	75,415
0.875% due 05/21/18	300	293	3.500% due 02/15/18	19,895	21,728
United States Treasury Notes			0.750% due 02/28/18	29,600	29,084
0.085% due 01/31/16 (Ê)	25,400	25,400	0.750% due 03/31/18	7,100	6,965
		109,689
			1.375% due 07/31/18	51,500	51,576
United States Government Treasuries - 15.2%			1.500% due 08/31/18	11,910	11,975
United States Treasury			1.250% due 11/30/18	15,485	15,331
Principal Only STRIP
Zero coupon due 11/15/27	12,205	7,743	1.500% due 12/31/18	11,980	11,988
United States Treasury Inflation Indexed			1.500% due 01/31/19	100	100
Bonds			2.000% due 11/30/20	3,000	2,980
0.500% due 04/15/15	4,996	5,109	2.000% due 02/15/23	2,745	2,617
0.125% due 04/15/16	26,044	26,835	2.750% due 11/15/23	65,413	65,883
0.125% due 04/15/17	56,386	58,360	4.500% due 02/15/36	9,285	10,814
0.125% due 04/15/18	22,086	22,795	3.125% due 11/15/41	11,345	10,388
1.375% due 01/15/20	1,078	1,178	3.125% due 02/15/42	8,445	7,722
1.250% due 07/15/20	2,031	2,214	2.750% due 08/15/42	32,050	27,012
1.125% due 01/15/21	426	457	2.750% due 11/15/42	1,985	1,669
0.625% due 07/15/21	1,034	1,074	2.875% due 05/15/43	6,985	6,016
0.125% due 01/15/22	515	508	3.625% due 08/15/43	8,565	8,566
0.375% due 07/15/23	3,986	3,964	3.750% due 11/15/43	29,005	29,680
2.375% due 01/15/25	11,746	13,932			1,107,703
2.000% due 01/15/26	1,996	2,285
2.375% due 01/15/27	51,545	61,363	Total Long-Term Investments
			(cost $6,717,123)		6,795,929
1.750% due 01/15/28	9,568	10,614
3.625% due 04/15/28	865	1,180	Common Stocks - 0.1%
2.500% due 01/15/29	2,497	3,039	Financial Services - 0.0%
3.875% due 04/15/29	1,701	2,410	Escrow GM Corp.(Þ)	420,000	—
2.125% due 02/15/41	13,202	15,711	Utilities - 0.1%
United States Treasury Notes			Dynegy, Inc. Class A(Æ)	181,670	3,699
0.250% due 05/15/15	165,370	165,525
0.250% due 08/15/15	46,550	46,566	Total Common Stocks
			(cost $3,633)		3,699
0.375% due 01/15/16	8,905	8,913
1.500% due 07/31/16	1,900	1,946	Preferred Stocks - 0.2%
0.875% due 09/15/16	8,600	8,671	Financial Services - 0.2%
0.625% due 10/15/16	12,900	12,912	Centaur Funding Corp.	5,930	7,266
			DG Funding Trust (Å)	479	3,393
0.625% due 11/15/16	11,000	11,003	XLIT, Ltd.	2,260	1,911
0.625% due 12/15/16	6,200	6,196			12,570
0.750% due 01/15/17	6,795	6,809	Technology - 0.0%
0.875% due 01/31/17	7,200	7,232	Verizon Communications, Inc.	142,700	3,613
3.125% due 01/31/17	200	214
0.875% due 02/28/17	6,600	6,623

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal			Fair		Principal		Fair
	Amount ($)			Value		Amount ($)		Value
	or Shares			$		or Shares		$

Total Preferred Stocks					Series 2014-A Class A1
(cost $17,722)				16,183	0.230% due 01/15/15 (Å)		2,440	2,440
					General Electric Capital Corp.
Options Purchased - 0.1%					Series EMTN
(Number of Contracts)					0.367% due 03/20/14 (Ê)		2,000	2,000
Swaptions					Honda Auto Receivables Owner Trust
					Series 2013-3 Class A1
(Fund Receives/Fund Pays)					0.220% due 08/15/14		6,209	6,210
USD 4.500%/USD Three Month LIBOR
Mar 2018 0.00 Put (2)		21,630	(ÿ)	1,732	International Lease Finance Corp.
USD 4.500%/USD Three Month LIBOR					6.500% due 09/01/14 (Þ)		8,200	8,446
Apr 2018 0.00 Put (1)		13,190	(ÿ)	1,064	Italy Buoni Ordinari del Tesoro BOT
USD 5.000%/USD Three Month LIBOR					Zero coupon due 10/14/14	EUR	1,000	1,343
Jan 2019 0.00 Put (1)		7,875 (ÿ)		469	Zero coupon due 11/14/14	EUR	300	402

Total Options Purchased					Italy Certificati di Credito del Tesoro
(cost $2,913)				3,265	Zero coupon due 12/31/14	EUR	100	134
					Itau Unibanco SA

Short-Term Investments - 20.4%					0.010% due 10/31/14 (~)		1,400	1,387
					Macquarie Bank, Ltd.
Ally Financial, Inc.					0.010% due 02/24/14 (ç)(Þ)(~)		13,215	13,213
4.500% due 02/11/14		3,600		3,602
					Mexico Cetes
3.645% due 06/20/14 (Ê)		900		909	Series BI
ARI Fleet Lease Trust					Zero coupon due 02/06/14	MXN	258,000	1,928
Series 2013-A Class A1					National Rural Utlilities Cooperative
0.260% due 04/15/14 (Þ)		309		309	Finance Corp.
Autonomous Community of Valencia					0.091% due 02/24/14 (ç)(~)		12,400	12,399
Spain					Russell U.S. Cash Management Fund	1,163,455,930(∞)		1,163,456
4.750% due 03/20/14	EUR	3,800		5,134	Santander Drive Auto Receivables Trust
Banco do Brasil SA					Series 2010-A Class A3
1.000% due 03/27/14 (ç)(~)		2,200		2,196	1.830% due 11/17/14 (Þ)		564	565
Banco Santander Brasil SA					Series 2014-1 Class A1
2.343% due 03/18/14 (Å)(Ê)		1,400		1,400	0.270% due 01/15/15		5,335	5,333
Cameron International Corp.					Spain Government Bond
1.169% due 06/02/14 (Ê)		1,500		1,504	3.300% due 10/31/14	EUR	2,400	3,298
Citigroup, Inc.					Spain Letras del Tesoro
5.500% due 10/15/14		4,223		4,367	Zero coupon due 10/17/14	EUR	11,200	15,035
CRH Finance, Ltd.					Telefonos de Mexico SAB de CV
7.375% due 05/28/14	EUR	5,025		6,915	5.500% due 01/27/15		2,655	2,768
Dexia Credit Local SA					Time Warner Cable, Inc.
0.716% due 04/29/14 (Ê)(Þ)		5,000		5,005	7.500% due 04/01/14		7,350	7,431
Direct Capital Funding V LLC					Timken Co.
Series 2013-2 Class A1					6.000% due 09/15/14		1,930	1,992
0.700% due 09/20/14 (Þ)		4,523		4,529	United States Treasury Bills
FCE Bank PLC					Zero coupon due 03/20/14 (ç)(~)		355	355
4.750% due 01/19/15	EUR	5,875		8,217	0.061% due 04/10/14 (~)		2,850	2,850
Federal Home Loan Bank Discount					Zero coupon due 04/24/14		124,790	124,775
Notes
Zero coupon due 04/11/14 (~)		7,585		7,584	Zero coupon due 11/13/14 (~)		31	31
First Investors Auto Owner Trust					United States Treasury Inflation Indexed
Series 2013-3A Class A1					Bonds
0.330% due 11/17/14 (Þ)		6,673		6,673	1.250% due 04/15/14		7,406	7,446
Ford Credit Auto Lease Trust					2.000% due 07/15/14		16,581	16,921
Series 2011-B Class A4					Volkswagen Auto Lease Trust
1.420% due 01/15/15		2,088		2,090	Series 2013-A Class A1
Series 2012-A Class A3					0.230% due 08/15/14		966	966
0.850% due 01/15/15		7,659		7,664	Westlake Automobile Receivables Trust

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

	Principal	Fair
	Amount ($)	Value
	or Shares	$
0.550% due 10/15/14 (Þ)	8,436	8,436

Total Short-Term Investments
(cost $1,479,518)		1,479,658

Repurchase Agreements - 4.7%
Agreement with Barclays and State
Street Bank (Tri-Party) of $68,000
dated January 24, 2014 at 0.03%
to be repurchased at $68,000 on
February 3, 2014 collateralized by:
$68,637 par various United States
Treasury Obligations, valued at
$69,575.	68,000	68,000
Agreement with BNP Paribas and State
Street Bank (Tri-Party) of $104,200
dated January 30, 2014 at 0.03%
to be repurchased at $104,200 on
February 7, 2014 collateralized
by: $103,586 par various United
States Agency Obligations, valued at
$107,116.	104,200	104,200
Agreement with JPMorgan and State
Street Bank (Tri-Party) of $170,000
dated January 6, 2014 at 0.11% to be
repurchased at $170,000 on February
21, 2014 collateralized by: $173,134
par various United States Treasury
Obligations, valued at $173,317. (Å)	170,000	170,000

Total Repurchase Agreements
(cost $342,200)		342,200

Total Investments 119.1%
(identified cost $8,563,109)		8,640,934

Other Assets and Liabilities,
Net - (19.1%)		(1,383,520)

Net Assets - 100.0%		7,257,414

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or Shares	$	$	$
3.4%
Banco Nacional de Desenvolvimento Economico e Social	09/19/13	500,000	99.80	499	507
Banco Santander Brasil SA	03/17/11	1,400,000	100.00	1,400	1,400
DBBCRE Mortgage Trust	01/24/14	4,990,000	101.15	5,047	5,027
DG Funding Trust	11/05/03	479	10,585.30	5,070	3,393
Dryden XXV Senior Loan Fund	11/14/12	4,000,000	100.00	4,000	3,972
Electricite de France	01/13/14	3,995,000	98.86	3,949	3,974
Fannie Mae	10/27/00	25,326	24.11	6	6
Fannie Mae	02/12/01	25,050	17.89	5	4
Fannie Mae	08/14/02	11,673	24.54	3	3
Fannie Mae	04/27/10	36,900	19.96	7	7
Fannie Mae REMICS	04/02/03	531,272	22.76	121	121
Fannie Mae REMICS	05/28/03	104,192	18.81	19	20
Fannie Mae REMICS	01/07/04	81,340	16.82	14	14
Fannie Mae REMICS	04/25/05	74,082	16.58	12	12
Fannie Mae REMICS	04/25/05	112,060	18.27	20	21
Fannie Mae REMICS	04/25/05	113,902	22.77	26	26
Ford Credit Auto Owner Trust	01/14/14	2,440,000	100.00	2,440	2,440
Forest Laboratories Inc.	01/27/14	2,695,000	100.08	2,697	2,705
Freddie Mac REMICS	06/11/03	16,763	23.20	4	4
Freddie Mac REMICS	03/05/04	135,390	24.28	33	33
Freddie Mac Strips	12/12/00	22,406	26.57	6	6
Freddie Mac Strips	05/29/03	67,888	17.86	12	12
Freddie Mac Strips	08/19/03	67,121	21.82	15	15
Freddie Mac Strips	02/13/04	64,492	17.42	11	11
Government National Mortgage Association	05/14/12	51,624,624	6.54	3,377	3,377
Government National Mortgage Association	07/31/12	37,057,813	6.67	2,472	2,471
Government National Mortgage Association	08/22/12	11,483,019	8.48	974	974
Government National Mortgage Association	09/20/12	42,987,961	7.17	3,081	3,080
HLSS Servicer Advance Receivables Backed Notes	08/01/13	4,100,000	100.00	4,100	4,099
Agreement with JPMorgan and State Street Bank (Tri-Party) of
$170,000 dated January 6, 2014 at 0.11% to be repurchased at
$170,000 on February 21, 2014 collateralized by: $173,134 par
various United States Treasury Obligations, valued at $173,317	01/06/14	170,000,000	100.00	170,000	170,000
Hyundai Auto Lease Securitization Trust	01/28/14	22,624,897	100.23	22,677	22,673
JPMorgan Chase Commercial Mortgage Securities Corp.	01/17/14	2,435,000	100.00	2,435	2,438
Nomura Resecuritization Trust	11/19/13	2,482,000	66.56	1,652	1,651
NorthStar Mortgage Trust	10/26/12	1,594,894	99.91	1,593	1,596
OMX Timber Finance Investments I LLC	03/16/10	7,200,000	98.91	7,122	7,881
Petroleos Mexicanos	01/15/14	4,710,000	99.99	4,710	4,711
RESI Finance, LP	02/26/08	650,472	84.78	551	548
Resix Finance, Ltd. Credit-Linked Notes	01/15/08	756,362	73.79	558	261
					249,493
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$

Long Positions
Australia Government 10 Year Treasury Bond Futures (Australia)	175	AUD	20,464	03/14	283
Australia Government 3 Year Treasury Bond Futures (Australia)	59	AUD	6,429	03/14	21
Euro-Buxl 30 Year Bond Futures (Germany)	36	EUR	4,618	03/14	250
Eurodollar Futures (CME)	272	USD	67,684	03/15	53
Eurodollar Futures (CME)	132	USD	32,800	06/15	(15)
Eurodollar Futures (CME)	964	USD	239,096	09/15	528
Eurodollar Futures (CME)	2,883	USD	713,434	12/15	(164)
Eurodollar Futures (CME)	1,339	USD	330,465	03/16	617
Eurodollar Futures (CME)	287	USD	70,634	06/16	241
Eurodollar Futures (CME)	278	USD	68,232	09/16	287
Eurodollar Futures (CME)	84	USD	20,560	12/16	127
Eurodollar Futures (CME)	45	USD	10,986	03/17	80
Eurodollar Futures (CME)	72	USD	17,534	06/17	122
Euro-Schatz Futures (Germany)	4	EUR	443	03/14	1
Three Month Euribor Interest Rate Futures (Germany)	42	EUR	10,474	12/14	9
Three Month Euribor Interest Rate Futures (Germany)	42	EUR	10,470	03/15	11
Three Month Euribor Interest Rate Futures (Germany)	42	EUR	10,465	06/15	14
Three Month Euribor Interest Rate Futures (Germany)	42	EUR	10,458	09/15	17
United Kingdom Long Gilt Bond Futures (United Kingdom)	44	GBP	4,857	03/14	37
United States Treasury 2 Year Note Futures	1,260	USD	277,456	03/14	19
United States Treasury 5 Year Note Futures	3,776	USD	455,480	03/14	(426)
United States Treasury 10 Year Note Futures	3,309	USD	416,107	03/14	1,176
United States Treasury Long-Term Bond Futures	2,177	USD	290,834	03/14	5,575
United States Treasury Ultra Long-Term Bond Futures	109	USD	15,676	03/14	573
Short Positions
Canada Government 10 Year Bond Futures (Canada)	176	CAD	23,132	03/14	(491)
Euro-Bobl Futures (Germany)	374	EUR	47,397	03/14	(421)
Euro-BTP Italian Government Bond Futures	12	EUR	1,412	03/14	(1)
Euro-Bund Futures (Germany)	72	EUR	10,359	03/14	(201)
Eurodollar Futures (CME)	240	USD	59,232	03/16	37
Euro-OAT Futures (Germany)	137	EUR	18,602	03/14	(427)
Japan Government 10 Year Bond Futures (Japan)	66	JPY	9,552,840	03/14	(369)
United Kingdom Long Gilt Bond Futures (United Kingdom)	313	GBP	34,552	03/14	(788)
United States Treasury 5 Year Note Futures	646	USD	77,924	03/14	185
United States Treasury 10 Year Note Futures	1,389	USD	174,667	03/14	(1,266)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					5,694

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price	Amount		Date	$
Eurodollar 3 Year Mid Curve Future	Put	126	97.38	USD	315	03/14/14	(17)
Inflationary Floor Options	Call	1	0.00	USD	8,490	11/23/20	(9)
Inflationary Floor Options	Put	1	0.00	USD	1,300	03/10/20	—
Inflationary Floor Options	Put	1	0.00	USD	3,600	03/12/20	(1)
Inflationary Floor Options	Put	1	0.00	USD	8,800	04/07/20	(1)
Inflationary Floor Options	Put	1	0.00	USD	3,300	09/29/20	(1)
Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/EUR 0.700%	Call	1	0.00		2,200	03/19/14	(2)
USD Three Month LIBOR/USD 0.400%	Call	3	0.00		10,700	03/12/14	(22)
USD Three Month LIBOR/USD 0.600%	Call	2	0.00		6,000	03/19/14	(1)
USD Three Month LIBOR/USD 1.400%	Call	2	0.00		19,600	05/06/14	(19)
USD Three Month LIBOR/USD 1.550%	Call	1	0.00		4,600	07/28/14	(14)
USD Three Month LIBOR/USD 1.550%	Call	2	0.00		20,600	07/28/14	(61)
USD Three Month LIBOR/USD 1.600%	Call	1	0.00		10,600	04/28/14	(34)
USD Three Month LIBOR/USD 2.400%	Call	1	0.00		4,200	03/17/14	(1)
USD Three Month LIBOR/USD 2.500%	Call	1	0.00		6,600	03/03/14	(1)
USD Three Month LIBOR/USD 2.600%	Call	1	0.00		4,300	03/03/14	(4)
USD Three Month LIBOR/USD 6.500%	Call	1	0.00		2,600	03/03/14	(4)
EUR 1.100%/USD Three Month LIBOR	Put	1	0.00		2,200	03/19/14	(3)
USD 0.400%/USD Three Month LIBOR	Put	3	0.00		10,700	03/12/14	(1)
USD 0.900%/USD Three Month LIBOR	Put	2	0.00		6,000	03/19/14	(5)
USD 1.900%/USD Three Month LIBOR	Put	1	0.00		8,400	03/03/14	(10)
USD 1.900%/USD Three Month LIBOR	Put	1	0.00		8,500	05/06/14	(47)
USD 2.000%/USD Three Month LIBOR	Put	2	0.00		108,300	03/31/14	(98)
USD 2.000%/USD Three Month LIBOR	Put	1	0.00		10,600	04/28/14	(38)
USD 2.400%/USD Three Month LIBOR	Put	1	0.00		16,000	07/28/14	(70)
USD 2.900%/USD Three Month LIBOR	Put	1	0.00		4,200	03/17/14	(31)
USD 3.100%/USD Three Month LIBOR	Put	1	0.00		2,600	03/03/14	(3)
USD 5.000%/USD Three Month LIBOR	Put	1	0.00		29,710	01/14/19	(684)
United States Treasury 10 Year Note Futures	Call	34	125.00	USD	34	05/23/14	(32)
United States Treasury 10 Year Note Futures	Put	34	122.00	USD	34	05/23/14	(22)
Total Liability for Options Written (premiums received $2,108)							(1,236)

Transactions in options written contracts for the period ended January 31, 2014 were as follows:
			Number of	Premiums
			Contracts	Received
Outstanding October 31, 2013				190	$1,588
Opened				90	1,465
Closed				(1)	(2)
Expired				(49)	(943)
Outstanding January 31, 2014				230	$2,108

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty			Sold	Bought		Settlement Date	$
Australia and New Zealand Banking Group		AUD	45,301	NZD	48,904	02/14/14	(102)
Bank of America		USD	6,681	AUD	7,500	02/14/14	(121)
Bank of America		USD	2,156	JPY	223,600	02/28/14	33
Bank of America		AUD	10,208	NZD	10,963	02/14/14	(69)
Bank of America		AUD	617	USD	538	02/28/14	(2)
Bank of America		CHF	667	EUR	540	02/14/14	(8)
Bank of America		CHF	5,517	USD	6,052	02/28/14	(34)

See accompanying notes which are an integral part of this quarterly report.

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Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Bank of America	COP	407,700	USD	209	02/28/14	7
Bank of America	EUR	12,659	USD	17,316	02/14/14	243
Barclays	USD	1,998	EUR	1,470	02/14/14	(16)
Barclays	USD	2,495	EUR	1,838	03/04/14	(16)
Barclays	USD	647	JPY	66,300	02/28/14	2
Barclays	USD	18,178	NZD	21,683	02/14/14	(656)
Barclays	AUD	8,046	USD	6,994	02/28/14	(37)
Barclays	CAD	7,758	USD	7,004	02/28/14	43
Barclays	GBP	383	USD	629	02/28/14	(1)
Barclays	GBP	2,142	USD	3,505	03/12/14	(16)
Barclays	JPY	46,800	USD	449	02/28/14	(9)
Barclays	JPY	342,000	USD	3,336	02/28/14	(12)
Barclays	NOK	20,270	CHF	3,000	02/14/14	81
BNP Paribas	COP	837,900	USD	434	02/28/14	19
BNP Paribas	JPY	58,800	USD	571	02/18/14	(5)
BNP Paribas	JPY	236,300	USD	2,294	02/18/14	(19)
BNP Paribas	MXN	25,539	USD	1,977	02/06/14	68
BNP Paribas	MXN	2,438	USD	183	02/28/14	1
Citigroup	USD	15,203	AUD	17,520	02/14/14	119
Citigroup	USD	527	AUD	600	02/28/14	(3)
Citigroup	USD	3,607	CAD	4,005	03/20/14	(15)
Citigroup	USD	2,278	CHF	2,067	02/28/14	2
Citigroup	USD	899	EUR	658	02/28/14	(11)
Citigroup	USD	1,077	EUR	790	02/28/14	(12)
Citigroup	USD	423	GBP	257	02/28/14	—
Citigroup	USD	1,479	GBP	899	02/28/14	(2)
Citigroup	USD	17,731	NZD	21,209	02/14/14	(594)
Citigroup	USD	760	NZD	915	02/28/14	(21)
Citigroup	USD	450	RUB	15,080	02/28/14	(24)
Citigroup	CAD	16,032	NZD	17,543	02/14/14	(216)
Citigroup	CAD	1,185	USD	1,061	02/28/14	(2)
Citigroup	CAD	13,697	USD	12,906	03/20/14	621
Citigroup	CHF	30,694	USD	33,593	02/14/14	(264)
Citigroup	EUR	69,238	USD	95,318	02/04/14	1,937
Citigroup	EUR	25,485	USD	34,856	02/14/14	484
Citigroup	EUR	1,112	USD	1,510	02/28/14	10
Citigroup	GBP	11,606	USD	19,096	02/28/14	21
Citigroup	JPY	92,300	USD	904	02/28/14	—
Citigroup	MXN	9,545	USD	731	02/28/14	19
Citigroup	SEK	3,460	USD	536	02/28/14	8
Commonwealth Bank of Australia	USD	533	NZD	643	02/28/14	(15)
Commonwealth Bank of Australia	AUD	595	USD	529	02/28/14	10
Credit Suisse	USD	71,908	EUR	52,641	02/04/14	(910)
Credit Suisse	USD	533	NZD	642	02/28/14	(14)
Credit Suisse	CHF	45,244	EUR	36,611	02/14/14	(528)
Credit Suisse	EUR	24,305	NOK	203,544	02/14/14	(368)
Credit Suisse	EUR	52,641	USD	71,906	03/04/14	908
Credit Suisse	RUB	15,080	USD	450	02/28/14	23
Deutsche Bank	USD	16,716	AUD	19,060	02/14/14	(47)
Deutsche Bank	USD	2,385	EUR	1,735	02/04/14	(45)
Deutsche Bank	USD	5,214	EUR	3,814	02/04/14	(70)
Deutsche Bank	USD	15,226	EUR	11,048	02/04/14	(326)
Deutsche Bank	USD	1,050	EUR	767	03/04/14	(16)
Deutsche Bank	USD	5,450	GBP	3,310	02/28/14	(9)
Deutsche Bank	CAD	17,364	NZD	18,758	02/14/14	(430)
Deutsche Bank	CAD	18,541	NZD	20,328	02/14/14	(217)
Deutsche Bank	EUR	1,948	NOK	16,315	02/14/14	(29)
Deutsche Bank	EUR	6,382	USD	8,666	02/28/14	58

See accompanying notes which are an integral part of this quarterly report.
150 Russell Strategic Bond Fund

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Deutsche Bank	GBP	4,906	NOK	49,441	02/14/14	(191)
Deutsche Bank	GBP	433	USD	716	02/28/14	4
Deutsche Bank	GBP	460	USD	760	02/28/14	4
Deutsche Bank	JPY	92,500	USD	902	02/18/14	(3)
Deutsche Bank	JPY	104,500	USD	1,006	02/18/14	(16)
Deutsche Bank	JPY	260,600	USD	2,495	02/18/14	(56)
Deutsche Bank	JPY	92,300	USD	901	02/28/14	(3)
Deutsche Bank	NOK	35,720	EUR	4,230	02/14/14	17
Deutsche Bank	NOK	14,874	USD	2,422	02/28/14	55
Deutsche Bank	SEK	7,007	EUR	791	02/14/14	(2)
Deutsche Bank	SEK	47,275	USD	7,259	02/14/14	44
Goldman Sachs	USD	15,289	AUD	17,434	02/14/14	(42)
Goldman Sachs	USD	1,132	GBP	693	02/28/14	7
Goldman Sachs	USD	408	MXN	5,350	02/28/14	(9)
Goldman Sachs	USD	468	NOK	2,900	02/28/14	(6)
Goldman Sachs	USD	366	NZD	437	02/28/14	(13)
Goldman Sachs	AUD	13,462	NZD	14,534	02/14/14	(29)
Goldman Sachs	AUD	79,206	USD	70,329	02/14/14	1,058
Goldman Sachs	AUD	404	USD	362	02/28/14	9
Goldman Sachs	AUD	595	USD	530	02/28/14	10
Goldman Sachs	EUR	13,180	NOK	110,398	02/14/14	(196)
Goldman Sachs	NZD	638	USD	531	02/28/14	16
Goldman Sachs	SEK	118,861	USD	18,252	02/14/14	112
Goldman Sachs	SEK	3,460	USD	536	02/28/14	8
HSBC	USD	340	GBP	205	02/28/14	(3)
HSBC	GBP	383	USD	629	02/28/14	—
HSBC	JPY	288,078	USD	2,901	02/18/14	81
HSBC	MXN	2,413	USD	181	02/28/14	1
JPMorgan Chase	USD	441	EUR	325	02/28/14	(3)
JPMorgan Chase	USD	1,120	EUR	822	02/28/14	(11)
JPMorgan Chase	USD	1,121	EUR	823	02/28/14	(11)
JPMorgan Chase	USD	1,519	EUR	1,112	02/28/14	(19)
JPMorgan Chase	USD	2,152	EUR	1,573	02/28/14	(30)
JPMorgan Chase	USD	4,476	EUR	3,304	03/04/14	(19)
JPMorgan Chase	USD	1,130	GBP	692	02/28/14	7
JPMorgan Chase	USD	3,535	GBP	2,134	02/28/14	(27)
JPMorgan Chase	USD	27,263	GBP	16,427	04/30/14	(276)
JPMorgan Chase	USD	18,255	IDR 225,639,090		04/30/14	(61)
JPMorgan Chase	USD	264	ILS	925	02/28/14	(1)
JPMorgan Chase	USD	1,445	JPY	149,080	02/28/14	15
JPMorgan Chase	USD	38,142	KRW 40,793,230		04/30/14	(224)
JPMorgan Chase	USD	6,343	MXN	85,192	04/30/14	(16)
JPMorgan Chase	USD	38,798	MYR	129,099	04/30/14	(414)
JPMorgan Chase	USD	28,147	NOK	172,334	04/30/14	(780)
JPMorgan Chase	USD	38	NZD	45	02/28/14	(1)
JPMorgan Chase	USD	740	NZD	883	02/28/14	(27)
JPMorgan Chase	USD	1,078	NZD	1,305	02/28/14	(24)
JPMorgan Chase	USD	622	PLN	1,960	02/28/14	(1)
JPMorgan Chase	USD	12,887	PLN	39,558	04/30/14	(407)
JPMorgan Chase	USD	49,583	SEK	319,108	04/30/14	(943)
JPMorgan Chase	USD	344	TRY	765	02/28/14	(8)
JPMorgan Chase	USD	24,742	TWD	742,639	04/30/14	(158)
JPMorgan Chase	USD	2,966	ZAR	32,943	04/30/14	(41)
JPMorgan Chase	AUD	520	USD	457	02/28/14	2
JPMorgan Chase	AUD	815	USD	730	02/28/14	18
JPMorgan Chase	AUD	1,235	USD	1,078	02/28/14	(1)
JPMorgan Chase	AUD	139,280	USD	122,541	04/30/14	1,344
JPMorgan Chase	BRL	12,130	USD	4,891	04/30/14	(28)

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
JPMorgan Chase	BRL	80,422	USD	33,199	04/30/14	585
JPMorgan Chase	CAD	1,600	USD	1,437	04/30/14	3
JPMorgan Chase	CLP 14,537,925		USD	26,421	04/30/14	498
JPMorgan Chase	COP	7,019,762	USD	3,472	04/30/14	13
JPMorgan Chase	COP 60,240,975		USD	30,023	04/30/14	341
JPMorgan Chase	CZK	7,090	USD	352	02/28/14	4
JPMorgan Chase	CZK	366,468	USD	18,242	04/30/14	280
JPMorgan Chase	EUR	6,801	GBP	5,620	02/28/14	65
JPMorgan Chase	EUR	3,304	USD	4,476	02/03/14	19
JPMorgan Chase	EUR	1,054	USD	1,443	02/28/14	22
JPMorgan Chase	EUR	72,630	USD	99,311	04/30/14	1,350
JPMorgan Chase	GBP	16,247	NOK	163,737	02/14/14	(633)
JPMorgan Chase	GBP	2,134	USD	3,536	02/03/14	27
JPMorgan Chase	GBP	692	USD	1,135	02/28/14	(2)
JPMorgan Chase	GBP	693	USD	1,137	02/28/14	(2)
JPMorgan Chase	IDR 542,208,416		USD	44,527	04/30/14	809
JPMorgan Chase	JPY	94,400	USD	896	02/18/14	(28)
JPMorgan Chase	JPY	154,700	USD	1,505	02/18/14	(9)
JPMorgan Chase	JPY	223,125	USD	2,175	02/28/14	(9)
JPMorgan Chase	NOK	154,708	EUR	18,200	02/14/14	(90)
JPMorgan Chase	NZD	106,626	USD	87,726	02/14/14	1,569
JPMorgan Chase	NZD	1,305	USD	1,073	02/28/14	20
JPMorgan Chase	NZD	163,947	USD	135,241	04/30/14	3,506
JPMorgan Chase	PEN	14,148	USD	4,930	04/30/14	(4)
JPMorgan Chase	PEN	77,330	USD	27,114	04/30/14	147
JPMorgan Chase	PLN	365	USD	118	02/28/14	3
JPMorgan Chase	RUB	9,810	USD	282	02/28/14	5
JPMorgan Chase	RUB	10,750	USD	318	02/28/14	14
JPMorgan Chase	RUB	174,156	USD	4,932	04/30/14	67
JPMorgan Chase	RUB	635,472	USD	18,421	04/30/14	668
JPMorgan Chase	SEK	167,427	USD	25,711	02/14/14	159
JPMorgan Chase	SEK	699	USD	107	02/28/14	—
JPMorgan Chase	SEK	6,930	USD	1,073	02/28/14	16
JPMorgan Chase	SEK	20,641	USD	3,139	02/28/14	(10)
JPMorgan Chase	SGD	2,773	USD	2,182	02/28/14	10
JPMorgan Chase	SGD	48,053	USD	37,600	04/30/14	(38)
JPMorgan Chase	TRY	44,562	USD	19,111	04/30/14	(123)
Morgan Stanley	USD	527	AUD	600	02/28/14	(3)
Morgan Stanley	USD	1,114	BRL	2,703	02/04/14	6
Morgan Stanley	USD	1,101	BRL	2,703	03/06/14	10
Morgan Stanley	USD	898	EUR	657	02/28/14	(12)
Morgan Stanley	USD	15,112	EUR	11,059	02/28/14	(196)
Morgan Stanley	USD	1,445	JPY	147,700	02/28/14	1
Morgan Stanley	BRL	2,703	USD	1,109	02/04/14	(11)
Morgan Stanley	GBP	384	USD	631	02/28/14	(1)
Morgan Stanley	GBP	695	USD	1,140	02/28/14	(2)
Morgan Stanley	JPY	92,300	USD	904	02/28/14	—
Morgan Stanley	KRW	770,456	USD	708	02/28/14	(10)
Morgan Stanley	MXN	4,773	USD	358	02/28/14	2
Morgan Stanley	MXN	4,799	USD	360	02/28/14	2
Morgan Stanley	MXN	17,185	USD	1,308	02/28/14	25
Morgan Stanley	NZD	637	USD	530	02/28/14	16
National Australia Bank	USD	2,919	AUD	3,295	02/28/14	(40)
National Australia Bank	USD	5,128	JPY	537,222	02/28/14	131
Royal Bank of Canada	USD	1,009	CAD	1,098	02/28/14	(23)
Royal Bank of Canada	USD	53,078	EUR	39,000	02/14/14	(479)
Royal Bank of Canada	AUD	9,035	NZD	9,705	02/14/14	(60)
Royal Bank of Canada	CAD	8,537	NZD	9,364	02/14/14	(97)

See accompanying notes which are an integral part of this quarterly report.
152 Russell Strategic Bond Fund

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Royal Bank of Canada		CAD	8,053	USD	7,264	02/28/14	38
Royal Bank of Scotland		USD	451	CNY	2,750	02/28/14	3
Royal Bank of Scotland		USD	411	ZAR	4,470	02/28/14	(10)
Royal Bank of Scotland		EUR	7,437	USD	10,170	02/28/14	140
Royal Bank of Scotland		GBP	40	USD	66	02/28/14	—
Royal Bank of Scotland		NOK	117,546	EUR	13,920	02/14/14	56
Royal Bank of Scotland		NOK	219,462	USD	35,580	02/14/14	633
Royal Bank of Scotland		TRY	2,055	USD	931	02/28/14	28
Royal Bank of Scotland		TWD	12,895	USD	429	02/27/14	3
Standard Chartered		USD	365	BRL	878	02/04/14	(1)
Standard Chartered		USD	368	BRL	878	02/04/14	(4)
Standard Chartered		USD	269	COP	519,215	02/28/14	(12)
Standard Chartered		USD	4,248	MXN	57,228	02/28/14	23
Standard Chartered		BRL	1,756	USD	724	02/04/14	(4)
Standard Chartered		CLP	195,025	USD	364	02/28/14	14
Standard Chartered		CLP	195,025	USD	364	02/28/14	14
Standard Chartered		CLP	427,200	USD	807	02/28/14	39
Standard Chartered		CLP	427,200	USD	797	02/28/14	30
Standard Chartered		COP	407,700	USD	209	02/28/14	7
Standard Chartered		JPY	370,396	USD	3,621	02/28/14	(4)
Standard Chartered		SGD	890	USD	698	02/28/14	1
State Street		EUR	58,140	USD	79,337	02/28/14	923
Toronto Dominion Bank		USD	6,251	GBP	3,796	02/28/14	(12)
UBS		USD	368	BRL	877	02/04/14	(5)
UBS		USD	499	BRL	1,175	02/04/14	(12)
UBS		USD	164	COP	318,685	02/28/14	(6)
UBS		USD	35,371	GBP	21,472	02/14/14	(75)
UBS		USD	713	MXN	9,530	02/28/14	(2)
UBS		USD	369	NZD	440	02/28/14	(13)
UBS		AUD	406	USD	363	02/28/14	9
UBS		AUD	618	USD	538	02/28/14	(2)
UBS		BRL	947	USD	390	02/04/14	(2)
UBS		BRL	1,105	USD	463	02/04/14	5
UBS		CAD	14,145	NZD	15,512	02/14/14	(162)
UBS		CHF	48,224	USD	53,187	02/14/14	(7)
UBS		CLP	195,025	USD	365	02/28/14	15
UBS		SEK	213,208	EUR	24,063	02/14/14	(85)
Westpac		USD	2,239	GBP	1,361	02/28/14	(2)
Westpac		GBP	1,361	USD	2,240	02/05/14	2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							8,192

Index Swap Contracts
Amounts in thousands
						Termination
Fund Receives Underlying Security	Counterparty	Notional Amount			Terms	Date	Fair Value $
				1 Month LIBOR plus
Barclays US Aggregate Total Return	Barclays	USD	99,063	0.100%		10/31/14	1,463
				1 Month LIBOR plus
Barclays US Aggregate Total Return	Barclays	USD 123,828		0.100%		10/31/14	1,829
				1 Month LIBOR plus
Barclays US Aggregate Total Return	Barclays	USD	96,477	0.090%		11/28/14	1,175
				1 Month LIBOR plus
Barclays US Aggregate Total Return	Bank of America	USD	79,548	0.120%		03/01/14	1,425
				1 Month LIBOR plus
Barclays US Aggregate Total Return	Barclays	USD	20,616	0.120%		03/01/14	304

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

					1 Month LIBOR plus
Barclays US Aggregate Total Return		Barclays	USD	34,536	0.143%	03/01/14	510
					1 Month LIBOR plus
Barclays US Aggregate Total Return		Barclays	USD	13,744	0.120%	03/01/14	203
					1 Month LIBOR plus
Barclays US Aggregate Total Return		Barclays	USD	49,932	0.080%	04/01/14	737
					1 Month LIBOR plus
Barclays US Aggregate Total Return		Barclays	USD	49,932	0.080%	10/01/14	737
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)							8,383

Interest Rate Swaps

Amounts in thousands
							Fair
						Termination	Value
Counterparty	Notional Amount		Fund Receives		Fund Pays	Date	$
Bank of America	BRL	700	8.860%	Brazil Interbank Deposit Rate		01/02/17	(21)
Bank of America	BRL	1,000	10.630%	Brazil Interbank Deposit Rate		01/02/17	(15)
Barclays	MXN	54,800	5.600%	Mexico Interbank 28 Day Deposit Rate		09/06/16	85
Barclays	MXN	25,000	5.500%	Mexico Interbank 28 Day Deposit Rate		09/13/17	19
Barclays	MXN	11,000	5.750%	Mexico Interbank 28 Day Deposit Rate		09/02/22	(55)
Barclays	USD	17,000	3.145%	Three Month LIBOR		03/15/26	(790)
Barclays	USD	3,845	Three Month LIBOR	2.481%		11/15/27	340
Barclays	USD	3,860	Three Month LIBOR	2.417%		11/15/27	376
Barclays	USD	40,000	Three Month LIBOR	2.750%		06/19/43	6,547
Barclays	USD	7,600	Three Month LIBOR	3.490%		03/15/46	671
Citigroup	USD	28,300	1.000%	Federal Fund Effective Rate - 1 Year		10/15/17	(235)
Citigroup	USD	7,680	Three Month LIBOR	2.714%		08/15/42	1,251
Citigroup	USD	5,110	Three Month LIBOR	3.676%		11/15/43	65
Credit Suisse	USD 140,000		1.500%	Three Month LIBOR		12/16/16	119
Credit Suisse	JPY	216,000	Six Month LIBOR	0.820%		02/18/23	(18)
Deutsche Bank	JPY	216,000	Six Month LIBOR	0.816%		02/18/23	(17)
Deutsche Bank	MXN	5,890	8.410%	Mexico Interbank 28 Day Deposit Rate		12/13/23	(3)
Goldman Sachs	USD 129,000		1.500%	Three Month LIBOR		03/18/16	984
Goldman Sachs	BRL	800	9.095%	Brazil Interbank Deposit Rate		01/02/17	(24)
Goldman Sachs	USD	17,900	2.804%	Three Month LIBOR		04/09/26	(1,380)
Goldman Sachs	USD	8,060	Three Month LIBOR	3.125%		04/09/46	1,235
HSBC	MXN	4,000	5.500%	Mexico Interbank 28 Day Deposit Rate		09/13/17	3
HSBC	MXN	5,300	5.500%	Mexico Interbank 28 Day Deposit Rate		09/02/22	(33)
JPMorgan Chase	GBP	5,515	Six Month LIBOR	0.910%		09/17/15	5
JPMorgan Chase	CHF	13,200	Six Month LIBOR	0.183%		03/19/16	(35)
JPMorgan Chase	GBP	12,100	Six Month LIBOR	2.705%		03/16/18	(87)
JPMorgan Chase	GBP	12,100	Six Month LIBOR	2.688%		03/16/18	(80)
JPMorgan Chase	GBP	24,700	Six Month LIBOR	2.585%		03/16/18	(75)
JPMorgan Chase	HKD 205,000		Three Month HIBOR	1.085%		10/25/19	1,282
JPMorgan Chase	SGD	32,700	Singapore Swap Offer Rate	1.315%		10/30/19	775
JPMorgan Chase	USD	4,310	3.820%	Three Month LIBOR		01/21/26	63
JPMorgan Chase	USD	2,125	Three Month LIBOR	4.131%		01/21/46	(58)
Morgan Stanley	MXN	5,700	5.600%	Mexico Interbank 28 Day Deposit Rate		09/06/16	9
Morgan Stanley	MXN 163,000		5.500%	Mexico Interbank 28 Day Deposit Rate		09/13/17	127
Morgan Stanley	USD 156,000		3.000%	Three Month LIBOR		09/21/17	1,293
Morgan Stanley	MXN	5,100	6.350%	Mexico Interbank 28 Day Deposit Rate		06/02/21	(4)
Morgan Stanley	MXN	7,600	5.500%	Mexico Interbank 28 Day Deposit Rate		09/02/22	(47)
Morgan Stanley	USD	33,200	Three Month LIBOR	3.500%		12/18/43	650
UBS	MXN	6,000	5.750%	Mexico Interbank 28 Day Deposit Rate		09/02/22	(30)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $5,902 (å)							12,892

Credit Default Swap Contracts

Amounts in thousands
Corporate Issues

See accompanying notes which are an integral part of this quarterly report.
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Schedule of Investments, continued — January 31, 2014 (Unaudited)

		Implied			Fund (Pays)/		Fair
		Credit	Notional		Receives	Termination	Value
Reference Entity	Counterparty	Spread	Amount		Fixed Rate	Date	$
Berkshire Hathaway, Inc.	Deutsche Bank	0.405%	USD	500	1.000%	09/20/16	8
Citigroup, Inc.	Deutsche Bank	0.253%	USD	700	1.000%	09/20/14	3
Export-Import Bank of China	Deutsche Bank	0.792%	USD	300	1.000%	06/20/17	1
GE Capital Corp.	Deutsche Bank	0.416%	USD	1,000	1.000%	09/20/15	10
GE Capital Corp.	Barclays	0.512%	USD	1,000	1.000%	09/20/16	13
JPMorgan Chase & Co.	Deutsche Bank	0.440%	USD	1,000	1.000%	09/20/16	15
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - ($26)							50

Credit Indices
					Fund (Pays)/		Fair
			Notional		Receives	Termination	Value
Reference Entity	Counterparty		Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Barclays		USD	5,400	5.000%	06/20/15	103
CDX Emerging Markets Index	Credit Suisse		USD	500	5.000%	06/20/15	10
CDX Emerging Markets Index	Deutsche Bank		USD	1,300	5.000%	06/20/15	25
CDX Emerging Markets Index	Goldman Sachs		USD	200	5.000%	06/20/15	4
CDX Emerging Markets Index	HSBC		USD	3,600	5.000%	06/20/15	68
CDX Emerging Markets Index	Morgan Stanley		USD	6,200	5.000%	06/20/15	118
CDX Investment Grade Index	JPMorgan Chase		USD	1,447	0.553%	12/20/17	22
CDX Investment Grade Index	Pershing		USD	578	0.548%	12/20/17	9
CDX NA Investment Grade Index	Barclays		USD	9,800	1.000%	12/20/18	131
CMBX NA Index	Bank of America		USD	230	(0.500%)	02/17/51	16
CMBX NA Index	Credit Suisse		USD	215	0.500%	05/11/63	(6)
CMBX NA Index	Credit Suisse		USD	620	0.500%	05/11/63	(18)
CMBX NA Index	Credit Suisse		USD	875	0.500%	05/11/63	(25)
CMBX NA Index	Credit Suisse		USD	456	3.000%	05/11/63	(10)
CMBX NA Index	Credit Suisse		USD	75	(0.500%)	02/17/51	5
CMBX NA Index	Credit Suisse		USD	465	(0.500%)	02/17/51	33
CMBX NA Index	Credit Suisse		USD	1,305	0.500%	05/11/63	(38)
CMBX NA Index	Goldman Sachs		USD	140	(0.500%)	02/17/51	10
iTraxx Europe Index	Goldman Sachs		EUR	7,600	1.000%	12/20/18	88
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($631)							545

Sovereign Issues
		Implied			Fund (Pays)/		Fair
		Credit	Notional		Receives	Termination	Value
Reference Entity	Counterparty	Spread	Amount		Fixed Rate	Date	$
Brazil Government International Bond	Barclays	0.833%	USD	500	1.000%	06/20/15	2
Brazil Government International Bond	Deutsche Bank	0.833%	USD	1,300	1.000%	06/20/15	4
Brazil Government International Bond	Deutsche Bank	0.833%	USD	500	1.000%	06/20/15	2
Brazil Government International Bond	Goldman Sachs	0.833%	USD	500	1.000%	06/20/15	2
Brazil Government International Bond	Morgan Stanley	0.833%	USD	500	1.000%	06/20/15	2
Brazil Government International Bond	Bank of America	0.950%	USD	1,800	1.000%	09/20/15	3
Brazil Government International Bond	Citigroup	0.950%	USD	1,000	1.000%	09/20/15	1
Brazil Government International Bond	HSBC	0.950%	USD	500	1.000%	09/20/15	1
Brazil Government International Bond	JPMorgan Chase	0.950%	USD	1,000	1.000%	09/20/15	1
Brazil Government International Bond	UBS	0.950%	USD	500	1.000%	09/20/15	1
Brazil Government International Bond	Barclays	1.100%	USD	1,400	1.000%	03/20/16	(2)
Brazil Government International Bond	Citigroup	1.223%	USD	9,400	1.000%	06/20/16	(45)
Brazil Government International Bond	Credit Suisse	1.223%	USD	6,500	1.000%	06/20/16	(31)
Brazil Government International Bond	Deutsche Bank	1.223%	USD	1,800	1.000%	06/20/16	(9)
Brazil Government International Bond	JPMorgan Chase	1.323%	USD	700	1.000%	09/20/16	(6)
China Government International Bond	Bank of America	0.280%	USD	1,100	1.000%	06/20/15	10
China Government International Bond	Bank of America	0.280%	USD	400	1.000%	06/20/15	4
China Government International Bond	Citigroup	0.280%	USD	300	1.000%	06/20/15	3
China Government International Bond	Royal Bank of Scotland	0.280%	USD	800	1.000%	06/20/15	7
Indonesia Government International Bond	Barclays	1.264%	USD	800	1.000%	06/20/16	(5)
Indonesia Government International Bond	Barclays	1.264%	USD	800	1.000%	06/20/16	(5)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 155

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Indonesia Government International Bond	Bank of America		1.374%	USD	1,200	1.000%	09/20/16	(12)
Indonesia Government International Bond	Morgan Stanley		1.374%	USD	3,100	1.000%	09/20/16	(31)
Indonesia Government International Bond	UBS		1.374%	USD	400	1.000%	09/20/16	(4)
Mexico Government International Bond	Bank of America		0.449%	USD	400	1.000%	09/20/15	3
Mexico Government International Bond	Citigroup		0.449%	USD	700	1.000%	09/20/15	6
Mexico Government International Bond	Barclays		0.498%	USD	1,700	1.000%	03/20/16	17
Mexico Government International Bond	Deutsche Bank		0.498%	USD	3,000	1.000%	03/20/16	30
Mexico Government International Bond	HSBC		0.498%	USD	4,700	1.000%	03/20/16	47
Mexico Government International Bond	JPMorgan Chase		0.499%	USD	2,600	0.920%	03/20/16	21
Mexico Government International Bond	HSBC		0.600%	USD	100	1.000%	09/20/16	1
Mexico Government International Bond	JPMorgan Chase		0.600%	USD	100	1.000%	09/20/16	1
United Kingdom Gilt	Societe Generale		0.071%	USD	2,600	1.000%	03/20/15	28
United Kingdom Gilt	Societe Generale		0.071%	USD	600	1.000%	03/20/15	6
Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - $192								53
Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($465) (å)								648

Presentation of Portfolio Holdings

Amounts in thousands

					Fair Value
Portfolio Summary	Level 1		Level 2			Level 3		Total
Long-Term Investments
Asset-Backed Securities		$—		$542,931		$—		$542,931
Corporate Bonds and Notes		—		986,694		24,530		1,011,224
International Debt		—		435,803		12,598		448,401
Loan Agreements		—		12,950		—		12,950
Mortgage-Backed Securities		—		2,979,158		24,646		3,003,804
Municipal Bonds		—		109,315		—		109,315
Non-US Bonds		—		449,912		—		449,912
United States Government Agencies		—		109,689		—		109,689
United States Government Treasuries		—		1,107,703		—		1,107,703
Common Stocks		3,699		—		—		3,699
Preferred Stocks		12,790		—		3,393		16,183
Options Purchased		—		3,265		—		3,265
Short-Term Investments		—		1,479,658		—		1,479,658
Repurchase Agreements		—		342,200		—		342,200
Total Investments		16,489		8,559,278		65,167		8,640,934

Other Financial Instruments
Futures Contracts		5,694		—		—		5,694
Options Written		(71)		(1,157)		(8)		(1,236)
Foreign Currency Exchange Contracts		49		8,143		—		8,192
Index Swap Contracts		—		8,383		—		8,383
Interest Rate Swap Contracts		—		12,892		—		12,892
Credit Default Swap Contracts		—		648		—		648
Total Other Financial Instruments*		$5,672		$28,909		$(8)		$34,573

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2014, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for period ended January 31,
2014 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

156 Russell Strategic Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 89.6%			Series 2007-2 Class A2
Asset-Backed Securities - 6.0%			0.258% due 05/25/37 (Ê)	64	60
			Series 2008-4 Class A3A
Access Group, Inc.			0.408% due 11/25/37 (Ê)	276	274
Series 2004-2 Class A3
0.429% due 10/25/24 (Ê)	700	638	Brazos Higher Education Authority
			Series 2010-1 Class A2
Accredited Mortgage Loan Trust			1.438% due 02/25/35 (Ê)	1,100	1,117
Series 2007-1 Class A4
0.378% due 02/25/37 (Ê)	2,583	1,620	Series 2011-2 Class A3
ACE Securities Corp.			1.239% due 10/27/36 (Ê)	725	718
Series 2005-SD3 Class A			Capital Auto Receivables Asset Trust
0.558% due 08/25/45 (Ê)	15	15	Series 2013-1 Class B
Series 2006-HE4 Class A2A			1.290% due 04/20/18	1,450	1,443
0.218% due 10/25/36 (Ê)	44	15	Carrington Mortgage Loan Trust
			Series 2005-NC3 Class M1
Ally Auto Receivables Trust			0.598% due 06/25/35 (Ê)	2,200	2,150
Series 2012-SN1 Class A4
0.700% due 12/21/15	1,675	1,677	Series 2005-NC5 Class A2
Series 2013-SN1 Class A2			0.478% due 10/25/35 (Ê)	29	29
0.520% due 05/20/15	2,146	2,146	CCG Receivables Trust
			Series 2013-1 Class A2
Ally Master Owner Trust			1.050% due 08/14/20 (Þ)	1,153	1,153
Series 2013-1 Class A2
1.000% due 02/15/18	3,125	3,134	Centex Home Equity Loan Trust
			Series 2003-B Class AF4
AmeriCredit Automobile Receivables			3.735% due 02/25/32	2,253	2,204
Trust
Series 2012-2 Class A2			Series 2005-D Class M1
0.760% due 10/08/15	381	381	0.588% due 10/25/35 (Ê)	1,560	1,507
Series 2012-4 Class A2			CFC LLC
0.490% due 04/08/16	1,647	1,646	Series 2013-1A Class A
Series 2013-1 Class A2			1.650% due 07/17/17 (Þ)	785	784
0.490% due 06/08/16	756	756	CIT Education Loan Trust
			Series 2007-1 Class A
Series 2013-2 Class A2			0.336% due 03/25/42 (Ê)(Þ)	944	868
0.530% due 11/08/16	656	656
			Citigroup Mortgage Loan Trust, Inc.
Series 2013-3 Class A2			Series 2007-AHL3 Class A3A
0.680% due 10/11/16	419	419	0.218% due 07/25/45 (Ê)	95	73
Ameriquest Mortgage Securities, Inc.			CountryPlace Manufactured Housing
Series 2005-R10 Class A2B			Contract Trust
0.378% due 01/25/36 (Ê)	214	213	Series 2005-1 Class A4
Argent Securities, Inc.			5.200% due 12/15/35 (Þ)	675	728
Series 2005-W2 Class A2B1			Countrywide Asset-Backed Certificates
0.358% due 10/25/35 (Ê)	656	652	Series 2001-BC3 Class A
Asset Backed Funding Certificates			0.638% due 12/25/31 (Ê)	56	40
Series 2005-WMC1 Class M1			Series 2005-4 Class MV1
0.818% due 06/25/35 (Ê)	948	930	0.618% due 10/25/35 (Ê)	125	125
Bank of America Auto Trust			Series 2006-6 Class 2A2
Series 2012-1 Class A3			0.338% due 09/25/36 (Ê)	189	182
0.780% due 06/15/16	3,640	3,648
			Series 2006-BC1 Class 1A
Bayview Financial Acquisition Trust			0.358% due 04/25/36 (Ê)	490	430
Series 2006-A Class 1A3
5.865% due 02/28/41	410	425	Series 2006-BC4 Class 2A2
Bear Stearns Asset Backed Securities			0.318% due 11/25/36 (Ê)	1,288	1,070
I Trust			Credit-Based Asset Servicing and
Series 2005-TC2 Class A3			Securitization LLC
0.528% due 08/25/35 (Ê)	835	824	Series 2004-CB7 Class AF5
Series 2007-HE5 Class 1A1			4.585% due 10/25/34	401	424
0.248% due 06/25/47 (Ê)	—	—	Series 2005-CB5 Class AV2
BNC Mortgage Loan Trust			0.418% due 08/25/35 (Ê)	21	20

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 157

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-2A Class A			Series 2013-3A Class A
0.910% due 11/16/15 (Þ)	74	74	4.080% due 01/17/73 (Þ)	481	489
Series 2013-1A Class A			Lehman ABS Manufactured Housing
0.750% due 05/16/16 (Þ)	917	918	Contract Trust
Series 2013-2A Class A			Series 2001-B Class A4
0.810% due 09/15/16 (Þ)	798	799	5.270% due 04/15/40	553	578
Educational Funding of the South, Inc.			Long Beach Mortgage Loan Trust
Series 2011-1 Class A2			Series 2004-4 Class 1A1
0.889% due 04/25/35 (Ê)	750	748	0.718% due 10/25/34 (Ê)	34	33
EFS Volunteer No. 3 LLC			Morgan Stanley ABS Capital I, Inc. Trust
Series 2012-1 Class A3			Series 2003-NC6 Class M1
1.165% due 04/25/33 (Ê)(Þ)	775	761	1.358% due 06/25/33 (Ê)	302	292
Enterprise Fleet Financing LLC			Series 2003-NC7 Class M1
Series 2011-3 Class A2			1.208% due 06/25/33 (Ê)	254	240
1.620% due 05/20/17 (Þ)	804	806	Series 2007-HE6 Class A1
Exeter Automobile Receivables Trust			0.218% due 05/25/37 (Ê)	28	16
Series 2013-1A Class A			New Century Home Equity Loan Trust
1.290% due 10/16/17 (Þ)	684	684	Series 2005-2 Class M1
Fannie Mae Grantor Trust			0.588% due 06/25/35 (Ê)	2,100	2,068
Series 2003-T4 Class 1A			Series 2005-4 Class A2C
0.378% due 09/26/33 (Ê)	114	113	0.528% due 09/25/35 (Ê)	2,077	2,049
Series 2003-T4 Class 2A5			Nissan Auto Lease Trust
5.407% due 09/26/33	736	812	Series 2012-A Class A3
Fannie Mae REMICS			0.980% due 05/15/15	3,574	3,578
Series 1999-56 Class Z			North Carolina State Education
7.000% due 12/18/29	112	127	Assistance Authority
Fannie Mae Whole Loan			Series 2011-2 Class A2
Series 2003-W5 Class A			1.039% due 07/25/25 (Ê)	750	751
0.378% due 04/25/33 (Ê)	54	53	NovaStar Mortgage Funding Trust
Series 2003-W9 Class A			Series 2005-1 Class M3
0.398% due 06/25/33 (Ê)	78	75	0.923% due 06/25/35 (Ê)	4,000	3,883
Ford Credit Auto Owner Trust			Park Place Securities, Inc.
Series 2012-A Class A3			Series 2004-MHQ1 Class M1
0.840% due 08/15/16	1,017	1,019	1.208% due 12/25/34 (Ê)	257	257
GE-WMC Mortgage Securities Trust			Series 2004-WCW2 Class M1
Series 2006-1 Class A2A			1.088% due 10/25/34 (Ê)	1,736	1,736
0.198% due 08/25/36 (Ê)	10	5	Series 2005-WCH1 Class M2
Ginnie Mae			0.678% due 01/25/36 (Ê)	1,329	1,320
Series 2010-H12 Class PT			Series 2005-WCW1 Class A3D
5.470% due 11/20/59	3,704	3,971	0.498% due 09/25/35 (Ê)	129	129
Honda Auto Receivables			Series 2005-WHQ2 Class A1B
Series 2011-3 Class A3			0.428% due 05/25/35 (Ê)	1,546	1,532
0.880% due 09/21/15	609	610	Popular ABS Mortgage Pass-Through
HSBC Home Equity Loan Trust			Trust
Series 2005-1 Class A			Series 2005-6 Class A3
0.447% due 01/20/34 (Ê)	229	227	4.566% due 01/25/36	141	129
Series 2006-1 Class A1			Prestige Auto Receivables Trust
0.317% due 01/20/36 (Ê)	931	912	Series 2013-1A Class A2
Hyundai Auto Lease Securitization Trust			1.090% due 02/15/18 (Þ)	895	898
Series 2012-A Class A3			RAMP Trust
0.920% due 08/17/15 (Þ)	5,819	5,832	Series 2003-RS2 Class AII
Hyundai Auto Receivables Trust			0.838% due 03/25/33 (Ê)	55	48
Series 2012-A Class A3			Series 2003-RS11 Class AI6A
0.720% due 03/15/16	507	508	5.980% due 12/25/33	182	180
JGWPT XXX LLC			Series 2004-RZ1 Class AI7
			4.030% due 01/25/33	58	60

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
RASC Trust			Series 2008-5 Class B
Series 2001-KS1 Class AII			2.089% due 07/25/29 (Ê)	160	156
0.628% due 03/25/32 (Ê)	—	—	Series 2008-6 Class B
Series 2001-KS3 Class AII			2.089% due 07/25/29 (Ê)	160	152
0.618% due 09/25/31 (Ê)	30	28	Series 2008-7 Class B
Series 2003-KS4 Class AIIB			2.089% due 07/25/29 (Ê)	160	154
0.738% due 06/25/33 (Ê)	101	79	Series 2008-8 Class B
Series 2005-EMX3 Class M1			2.489% due 10/25/29 (Ê)	160	161
0.588% due 09/25/35 (Ê)	245	244	Series 2008-9 Class B
Series 2005-KS12 Class A2			2.489% due 10/25/29 (Ê)	160	163
0.408% due 01/25/36 (Ê)	304	302	Series 2013-4 Class A
Series 2006-KS3 Class AI4			0.708% due 06/25/27 (Ê)	723	723
0.428% due 04/25/36 (Ê)	1,400	1,301	Small Business Administration
Renaissance Home Equity Loan Trust			Participation Certificates
Series 2005-2 Class AF4			Series 2003-20I Class 1
4.934% due 08/25/35	585	566	5.130% due 09/01/23	22	24
Series 2006-1 Class AF6			Series 2013-20G Class 1
5.746% due 05/25/36	250	190	3.150% due 07/01/33	490	486
Santander Drive Auto Receivables Trust			Specialty Underwriting & Residential
Series 2011-2 Class B			Finance Trust
2.660% due 01/15/16	573	576	Series 2003-BC1 Class A
Series 2012-2 Class A3			0.838% due 01/25/34 (Ê)	25	22
1.220% due 12/15/15	1,202	1,203	Structured Asset Securities Corp.
Series 2013-1 Class B			Series 2002-HF1 Class A
1.160% due 01/15/19	1,795	1,798	0.738% due 01/25/33 (Ê)	7	6
Series 2013-3 Class B			Series 2005-WF4 Class A4
1.190% due 05/15/18	1,745	1,744	0.518% due 11/25/35 (Ê)	621	618
Series 2013-A Class A2			Volkswagen Auto Lease Trust
0.800% due 10/17/16 (Þ)	1,387	1,389	Series 2012-A Class A3
Saxon Asset Securities Trust			0.870% due 07/20/15	554	555
Series 2004-1 Class A					100,737
0.698% due 03/25/35 (Ê)	57	45	Corporate Bonds and Notes - 14.7%
SLM Private Education Loan Trust			21st Century Fox America, Inc.
Series 2010-A Class 2A			6.150% due 02/15/41	1,025	1,174
3.410% due 05/16/44 (Ê)(Þ)	3,347	3,546	8.250% due 10/17/96	65	82
Series 2012-B Class A2			Actavis, Inc.
3.480% due 10/15/30 (Þ)	1,470	1,538	1.875% due 10/01/17	655	654
Series 2013-B Class A2A			Allstate Corp. (The)
1.850% due 06/17/30 (Þ)	3,835	3,721	5.750% due 08/15/53	980	993
SLM Student Loan Trust			Altria Group, Inc.
Series 2006-2 Class A6			10.200% due 02/06/39	539	872
0.409% due 01/25/41 (Ê)	950	829	4.250% due 08/09/42	945	828
Series 2006-8 Class A6			American Airlines Class A Pass Through
0.399% due 01/25/41 (Ê)	950	829	Trust
Series 2007-6 Class B			4.950% due 01/15/23 (Þ)	1,213	1,292
1.089% due 04/27/43 (Ê)	157	138	American Electric Power Co., Inc.
Series 2008-2 Class B			1.650% due 12/15/17	440	435
1.439% due 01/25/29 (Ê)	160	139	American International Group, Inc.
Series 2008-3 Class B			5.050% due 10/01/15	200	214
1.439% due 04/25/29 (Ê)	160	143	6.250% due 03/15/37	2,100	2,108
Series 2008-4 Class A4			American Tower Corp.
1.889% due 07/25/22 (Ê)	2,400	2,504	5.000% due 02/15/24	890	937
Series 2008-4 Class B			American Tower Trust I
2.089% due 04/25/29 (Ê)	160	151	3.070% due 03/15/23 (Þ)	1,000	961
			Anheuser-Busch InBev Finance, Inc.

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 159

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.625% due 02/01/44	1,120	1,142	2.250% due 08/07/15	720	735
Anheuser-Busch InBev Worldwide, Inc.			6.000% due 08/15/17	475	543
1.375% due 07/15/17	1,935	1,935	6.125% due 11/21/17	1,980	2,281
7.750% due 01/15/19	1,085	1,362	2.500% due 09/26/18	2,025	2,037
3.700% due 02/01/24	755	766	5.375% due 08/09/20	500	567
AT&T, Inc.			3.875% due 10/25/23	2,615	2,579
2.950% due 05/15/16	1,565	1,633	5.500% due 09/13/25	1,245	1,312
2.375% due 11/27/18	2,305	2,324	Comcast Corp.
8.000% due 11/15/31	275	376	6.550% due 07/01/39	1,375	1,674
Bank of America Corp.			Commonwealth Edison Co.
4.500% due 04/01/15	100	104	5.800% due 03/15/18	865	998
4.750% due 08/01/15	920	970	ConAgra Foods, Inc.
1.500% due 10/09/15	1,920	1,939	4.950% due 08/15/20	825	910
2.000% due 01/11/18	2,660	2,663	Continental Airlines Class A Pass
5.700% due 01/24/22	565	644	Through Trust
4.100% due 07/24/23	2,255	2,275	Series 071A
Bank of America NA			5.983% due 04/19/22	2,279	2,501
0.709% due 11/14/16 (Ê)	2,400	2,408	Continental Airlines Pass Through Trust
			Series 09-1
Series BKNT			9.000% due 07/08/16	387	443
0.523% due 06/15/16 (Ê)	1,200	1,188
			Coventry Health Care, Inc.
5.300% due 03/15/17	400	443	5.450% due 06/15/21	600	682
0.543% due 06/15/17 (Ê)	1,340	1,311	Crane Co.
6.100% due 06/15/17	1,900	2,167	4.450% due 12/15/23	670	688
Bank of New York Mellon Corp. (The)			Crown Castle Towers LLC
Zero coupon due 06/20/17	765	784	4.174% due 08/15/17 (Þ)	1,550	1,658
Bear Stearns Cos. LLC (The)			CVS Caremark Corp.
5.550% due 01/22/17	690	770	3.250% due 05/18/15	630	651
7.250% due 02/01/18	425	508	1.200% due 12/05/16	630	633
Becton Dickinson and Co.			Daimler Finance NA LLC
3.250% due 11/12/20	590	607	1.250% due 01/11/16 (Þ)	255	257
Berkshire Hathaway Finance Corp.			Delta Air Lines Pass Through Trust
1.600% due 05/15/17	700	712	Series 2010-1 Class A
Boeing Capital Corp.			6.200% due 07/02/18	284	317
2.125% due 08/15/16	425	439	Devon Energy Corp.
Boston Scientific Corp.			4.000% due 07/15/21	485	502
6.400% due 06/15/16	1,000	1,116	DIRECTV Holdings LLC / DIRECTV
Burlington Northern and Santa Fe			Financing Co., Inc.
Railway Co. Pass Through Trust			3.125% due 02/15/16	1,210	1,260
Series 2005-4			5.000% due 03/01/21	3,128	3,365
4.967% due 04/01/23	128	140	Discover Financial Services
Burlington Northern Santa Fe LLC			5.200% due 04/27/22	815	867
6.875% due 12/01/27	90	112	Dominion Resources, Inc.
4.375% due 09/01/42	825	774	4.450% due 03/15/21	1,255	1,352
Carlyle Holdings II Finance LLC			Duke Energy Corp.
5.625% due 03/30/43 (Þ)	1,040	1,066	3.350% due 04/01/15	540	556
CBS Corp.			Duke Energy Progress, Inc.
5.750% due 04/15/20	360	409	3.000% due 09/15/21	1,770	1,781
4.300% due 02/15/21	955	1,003	Energy Transfer Partners, LP
Celgene Corp.			6.050% due 06/01/41	870	903
3.950% due 10/15/20	745	790	Enterprise Products Operating LLC
CenterPoint Energy Resources Corp.			5.250% due 01/31/20	1,190	1,348
6.125% due 11/01/17	125	144	EPR Properties
Citigroup, Inc.			5.250% due 07/15/23	665	671
2.650% due 03/02/15	1,145	1,168	Exelon Corp.
See accompanying notes which are an integral part of this quarterly report.
160 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.900% due 06/15/15	1,965	2,069	6.300% due 09/15/16	135	153
Exelon Generation Co. LLC			3.750% due 02/01/19	525	554
Series WI			2.625% due 02/01/20	1,200	1,160
5.600% due 06/15/42	655	639	Health Care REIT, Inc.
Express Scripts Holding Co.			6.125% due 04/15/20	1,000	1,146
3.125% due 05/15/16	830	866	4.950% due 01/15/21	245	264
Farmers Exchange Capital			5.250% due 01/15/22	1,065	1,158
7.200% due 07/15/48 (Þ)	700	831	6.500% due 03/15/41	530	619
Farmers Exchange Capital II
6.151% due 11/01/53 (Þ)	1,590	1,670	Hewlett-Packard Co.
			3.300% due 12/09/16	2,715	2,864
FedEx Corp.
4.000% due 01/15/24	1,245	1,266	3.750% due 12/01/20	875	883
Fifth Third Bancorp			4.650% due 12/09/21	1,130	1,179
4.300% due 01/16/24	820	818	6.000% due 09/15/41	1,115	1,139
Ford Motor Credit Co. LLC			Historic TW, Inc.
1.700% due 05/09/16	1,000	1,012	8.050% due 01/15/16	565	637
Freeport-McMoRan Copper & Gold, Inc.			Home Depot, Inc. (The)
3.100% due 03/15/20	1,100	1,086	5.875% due 12/16/36	450	538
3.875% due 03/15/23	1,535	1,470	Hospira, Inc.
General Electric Capital Corp.			5.800% due 08/12/23	905	971
1.000% due 01/08/16	1,355	1,364	HSBC USA, Inc.
4.375% due 09/16/20	700	765	2.375% due 02/13/15	860	877
5.875% due 01/14/38	965	1,113	Humana, Inc.
			6.450% due 06/01/16	540	603
Series A
7.125% due 06/15/49 (ƒ)	1,195	1,343	8.150% due 06/15/38	300	410
Series GMTN			Huntington National Bank (The)
5.625% due 05/01/18	580	670	Series BKNT
			1.300% due 11/20/16	1,240	1,245
3.100% due 01/09/23	685	660	ING US, Inc.
6.150% due 08/07/37	670	794	Series WI
General Electric Co.			5.700% due 07/15/43	530	572
5.250% due 12/06/17	985	1,121	International Lease Finance Corp.
Georgia Power Co.			5.750% due 05/15/16	100	107
4.300% due 03/15/42	445	420	6.750% due 09/01/16 (Þ)	300	334
Georgia-Pacific LLC			John Deere Capital Corp.
8.875% due 05/15/31	695	1,007	1.700% due 01/15/20	700	674
Gerdau Holdings, Inc.			JP Morgan Chase Capital XIII
Series REGS			Series M
7.000% due 01/20/20	1,200	1,288	1.197% due 09/30/34 (Ê)	625	494
Glencore Funding LLC			JP Morgan Chase Capital XXIII
2.500% due 01/15/19 (Þ)	1,300	1,257	1.241% due 05/15/47 (Ê)	3,495	2,569
Goldman Sachs Group, Inc. (The)			JPMorgan Chase & Co.
6.250% due 09/01/17	1,025	1,174	2.000% due 08/15/17	1,040	1,053
2.900% due 07/19/18	1,175	1,201	3.875% due 02/01/24	870	869
2.625% due 01/31/19	1,840	1,842	Series GMTN
5.750% due 01/24/22	1,195	1,350	1.100% due 10/15/15	2,665	2,676
6.750% due 10/01/37	1,755	1,950	JPMorgan Chase Bank NA
Series GMTN			Series BKNT
7.500% due 02/15/19	784	956	5.875% due 06/13/16	85	94
GSPA Monetization Trust			6.000% due 10/01/17	1,800	2,064
6.422% due 10/09/29 (Å)	663	642	Juniper Networks, Inc.
Hartford Financial Services Group, Inc.			4.600% due 03/15/21	650	660
5.375% due 03/15/17	460	511	KCP&L Greater Missouri Operations Co.
HCP, Inc.			8.270% due 11/15/21	425	535
3.750% due 02/01/16	555	584	Kentucky Utilities Co.

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 161

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.125% due 11/01/40	555	621	Series BKNT
Kinder Morgan Energy Partners, LP			0.612% due 06/07/17 (Ê)	900	890
3.500% due 03/01/16	735	771	National Rural Utilities Cooperative
4.150% due 02/01/24	1,270	1,249	Finance Corp.
Kroger Co. (The)			1.900% due 11/01/15	435	445
2.300% due 01/15/19	765	767	Nationwide Mutual Insurance Co.
Lehman Brothers Holdings Capital Trust			Series 144a
VII			5.810% due 12/15/24 (Þ)	700	709
5.857% due 11/29/49 (ƒ)(Ø)	1,450	—	NextEra Energy Capital Holdings, Inc.
Lehman Brothers Holdings, Inc.			3.625% due 06/15/23	660	641
6.500% due 07/19/17 (Ø)	390	—	Nisource Finance Corp.
6.750% due 12/28/17 (Ø)	990	—	6.400% due 03/15/18	250	291
Life Technologies Corp.			Nomura Holdings, Inc.
6.000% due 03/01/20	655	765	2.000% due 09/13/16	2,610	2,637
Lincoln National Corp.			Northern States Power Co.
4.000% due 09/01/23	1,145	1,155	3.400% due 08/15/42	440	373
Lorillard Tobacco Co.			Oncor Electric Delivery Co. LLC
6.875% due 05/01/20	2,144	2,522	6.800% due 09/01/18	1,350	1,605
Lowe's Cos., Inc.			ONEOK Partners, LP
3.800% due 11/15/21	540	570	3.200% due 09/15/18	725	754
Manufacturers & Traders Trust Co.			Oracle Corp.
5.585% due 12/28/20	180	186	1.200% due 10/15/17	890	886
Marathon Oil Corp.			PACCAR Financial Corp.
0.900% due 11/01/15	1,190	1,192	0.842% due 12/06/18 (Ê)	1,570	1,576
Marathon Petroleum Corp.			PacifiCorp
3.500% due 03/01/16	490	515	2.950% due 02/01/22	945	931
Mattel, Inc.			Panhandle Eastern Pipe Line Co., LP
2.500% due 11/01/16	1,045	1,080	8.125% due 06/01/19	1,725	2,120
Medco Health Solutions, Inc.			Petrohawk Energy Corp.
4.125% due 09/15/20	725	768	7.250% due 08/15/18	865	926
Merrill Lynch & Co., Inc.			Pfizer, Inc.
Series GMTN			4.300% due 06/15/43	685	669
6.400% due 08/28/17	800	926	Precision Castparts Corp.
MetLife, Inc.			2.500% due 01/15/23	685	642
4.750% due 02/08/21	770	851	Prudential Financial, Inc.
5.700% due 06/15/35	800	904	6.200% due 11/15/40	670	783
10.750% due 08/01/39	1,180	1,746	Prudential Holdings LLC
Metropolitan Life Global Funding I			8.695% due 12/18/23 (Þ)	646	831
3.875% due 04/11/22 (Þ)	900	933	Public Service Co. of New Mexico
Morgan Stanley			7.950% due 05/15/18	675	807
0.719% due 10/15/15 (Ê)	440	440	Quest Diagnostics, Inc.
0.687% due 10/18/16 (Ê)	545	542	3.200% due 04/01/16	70	73
			Qwest Corp.
5.550% due 04/27/17	410	459	6.750% due 12/01/21	1,540	1,719
6.250% due 08/28/17	490	564	Reynolds American, Inc.
2.125% due 04/25/18	2,290	2,285	6.150% due 09/15/43	585	653
2.500% due 01/24/19	990	987	Samsung Electronics America, Inc.
5.000% due 11/24/25	1,100	1,116	1.750% due 04/10/17 (Þ)	1,565	1,566
Series GMTN			Simon Property Group, LP
5.450% due 01/09/17	600	669	2.200% due 02/01/19	1,330	1,330
6.625% due 04/01/18	905	1,059	SL Green Realty Corp. / SL Green
5.500% due 07/24/20	535	602	Operating Partnership / Reckson
Mylan, Inc.			Operating Part
2.550% due 03/28/19	940	942	7.750% due 03/15/20	550	652
National City Bank			SLM Corp.

See accompanying notes which are an integral part of this quarterly report.
162 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
8.450% due 06/15/18	1,000	1,159	Wal-Mart Stores, Inc.
South Carolina Electric & Gas Co.			6.500% due 08/15/37	1,060	1,361
4.600% due 06/15/43	960	984	5.000% due 10/25/40	1,493	1,615
Southern Co. (The)			WEA Finance LLC / WT Finance Aust
2.450% due 09/01/18	1,055	1,082	Pty, Ltd.
Southern Copper Corp.			6.750% due 09/02/19 (Þ)	120	144
6.375% due 07/27/15	435	465	WellPoint, Inc.
St. Jude Medical, Inc.			1.875% due 01/15/18	700	698
3.250% due 04/15/23	1,105	1,070	Wells Fargo & Co.
Stone Street Trust			3.625% due 04/15/15	3,710	3,847
5.902% due 12/15/15 (Þ)	900	972	4.125% due 08/15/23	535	534
Tennessee Gas Pipeline Co. LLC			5.375% due 11/02/43	920	944
8.000% due 02/01/16	1,605	1,812	Williams Cos., Inc. (The)
Textron, Inc.			7.750% due 06/15/31	276	300
4.300% due 03/01/24	475	479	Yum! Brands, Inc.
Thermo Fisher Scientific, Inc.			4.250% due 09/15/15	435	459
2.400% due 02/01/19	915	916	ZFS Finance USA Trust II
Time Warner Cable, Inc.			6.450% due 12/15/65 (Þ)	2,375	2,541
3.500% due 02/01/15	975	1,001	ZFS Finance USA Trust V
8.250% due 04/01/19	1,123	1,328	6.500% due 05/09/37 (Þ)	1,995	2,127
Time Warner, Inc.					247,722
3.150% due 07/15/15	1,820	1,883	International Debt - 6.1%
4.875% due 03/15/20	1,570	1,742	ABN AMRO BANK NV
Toyota Motor Credit Corp.			1.035% due 10/28/16 (Ê)(Þ)	900	904
0.529% due 05/17/16 (Ê)	1,300	1,304	Agrium, Inc.
Travelers Cos., Inc. (The)			4.900% due 06/01/43	1,020	971
4.600% due 08/01/43	735	738	Alm Loan Funding
Union Pacific Corp.			Series 2012-7A Class A1
2.750% due 04/15/23	1,590	1,495	1.657% due 10/19/24 (Ê)(Þ)	750	749
United Technologies Corp.			America Movil SAB de CV
1.800% due 06/01/17	1,165	1,190	3.125% due 07/16/22	560	519
UnitedHealth Group, Inc.			4.375% due 07/16/42	905	755
0.850% due 10/15/15	585	588	Baidu, Inc.
6.000% due 06/15/17	4	4	3.250% due 08/06/18	1,010	1,021
1.400% due 10/15/17	590	590	Banco Santander Brasil SA
US Bancorp			4.500% due 04/06/15 (Þ)	100	103
2.950% due 07/15/22	860	820	4.250% due 01/14/16 (Þ)	500	514
Valero Energy Corp.			Banco Santander Chile
9.375% due 03/15/19	385	506	1.837% due 01/19/16 (Å)(Ê)	1,000	995
Ventas Realty, LP			Bank of Montreal
1.550% due 09/26/16	775	782	2.850% due 06/09/15 (Þ)	300	310
4.000% due 04/30/19	1,250	1,329	Barrick Gold Corp.
Verizon Communications, Inc.			4.100% due 05/01/23	500	462
2.500% due 09/15/16	200	207	BBVA Bancomer SA
1.100% due 11/01/17	490	481	4.500% due 03/10/16 (Þ)	200	211
1.993% due 09/14/18 (Ê)	200	209	6.500% due 03/10/21 (Þ)	400	429
3.650% due 09/14/18	500	532	BBVA US Senior SAU
4.500% due 09/15/20	1,010	1,088	4.664% due 10/09/15	1,425	1,496
5.150% due 09/15/23	6,820	7,414	BHP Billiton Finance USA, Ltd.
6.400% due 09/15/33	425	498	3.850% due 09/30/23	900	916
4.750% due 11/01/41	880	838	5.000% due 09/30/43	1,065	1,100
6.550% due 09/15/43	1,275	1,530	BP Capital Markets PLC
			0.567% due 11/06/15 (Ê)	1,800	1,803
Viacom, Inc.
2.500% due 12/15/16	740	768	2.248% due 11/01/16	895	927

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 163

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
3.245% due 05/06/22	885	875	Series MPLE
3.994% due 09/26/23	630	644	2.920% due 09/19/17 (Þ)	CAD	1,940	1,776
Canadian Oil Sands, Ltd.			Kaupthing Bank Hf
6.000% due 04/01/42 (Þ)	700	747	7.625% due 02/28/15 (Ø)(Þ)		1,210	284
CDP Financial, Inc.			7.125% due 05/19/16 (Ø)(Þ)		1,480	2
5.600% due 11/25/39 (Þ)	445	523	Korea Electric Power Corp.
Cent CLO, Ltd.			3.000% due 10/05/15 (Þ)		1,200	1,235
Series 2013-19A Class A1A			5.125% due 04/23/34 (Þ)		155	156
1.567% due 10/29/25 (Ê)(Þ)	923	915	Korea Hydro & Nuclear Power Co., Ltd.
CNOOC Finance 2013, Ltd.			3.125% due 09/16/15 (Þ)		600	619
3.000% due 05/09/23	500	444	LBG Capital No 1 PLC
Comision Federal de Electricidad			8.500% due 12/29/49 (ƒ)(Þ)		200	213
4.875% due 01/15/24 (Þ)	730	721	Mexico Government International Bond
Cooperatieve Centrale Raiffeisen-			4.000% due 10/02/23		1,440	1,419
Boerenleenbank BA			5.550% due 01/21/45		535	528
2.250% due 01/14/19	750	750	Motor PLC
4.625% due 12/01/23	2,580	2,612	Series 2012-12A Class A1C
Corp. Andina de Fomento			1.286% due 02/25/20 (Þ)		1,575	1,576
4.375% due 06/15/22	769	778	National Australia Bank, Ltd.
Credit Suisse			2.750% due 03/09/17		1,275	1,329
6.000% due 02/15/18	500	581	Nexen Energy ULC
Electricite de France			7.500% due 07/30/39		845	1,104
1.150% due 01/20/17 (Å)	1,370	1,373	Nokia OYJ
2.150% due 01/22/19 (Þ)	1,160	1,154	5.375% due 05/15/19		435	450
4.875% due 01/22/44 (Å)	1,325	1,288	OHA Credit Partners IX, Ltd.
European Investment Bank			Series 2013-9A Class A1
Series USD			1.637% due 10/20/25 (Ê)(Þ)		862	859
1.125% due 04/15/15	825	834	OHA Credit Partners VII, Ltd.
Fomento Economico Mexicano SAB de			Series 2012-7A Class A
CV			1.657% due 11/20/23 (Ê)(Þ)		750	747
4.375% due 05/10/43	1,191	990	ORANGE SA
Glitnir HF			2.750% due 02/06/19		800	803
6.693% due 06/15/16 (Ø)(Þ)	700	—	Petrobras Global Finance BV
Government of the Cayman Islands			1.857% due 05/20/16 (Ê)		1,300	1,282
5.950% due 11/24/19 (Þ)	700	781	4.375% due 05/20/23		975	859
Granite Master Issuer PLC			Petrobras International Finance Co.
Series 2006-3 Class A7			3.875% due 01/27/16		1,200	1,230
0.357% due 12/20/54 (Ê)	150	149	5.875% due 03/01/18		2,700	2,863
HBOS PLC			5.750% due 01/20/20		1,185	1,222
Series GMTN			Petroleos Mexicanos
6.750% due 05/21/18 (Þ)	2,425	2,750	4.875% due 01/24/22		540	549
Hillmark Funding			Province of Ontario Canada
Series 2006-1A Class A1			1.100% due 10/25/17		300	297
0.489% due 05/21/21 (Ê)(Þ)	1,400	1,364	3.000% due 07/16/18		100	106
HSBC Bank PLC
3.100% due 05/24/16 (Þ)	1,500	1,574	1.650% due 09/27/19		200	195
Hutchison Whampoa International 11,			4.000% due 10/07/19		500	549
Ltd.			Province of Quebec Canada
3.500% due 01/13/17 (Þ)	1,190	1,247	3.500% due 07/29/20		600	635
Intesa Sanpaolo SpA			Rabobank Nederland
2.375% due 01/13/17	2,355	2,353	11.000% due 06/29/49 (ƒ)(Þ)		1,333	1,753
IPIC GMTN, Ltd.			Ras Laffan Liquefied Natural Gas Co.,
5.500% due 03/01/22 (Þ)	590	649	Ltd. II
JPMorgan Chase & Co.			Series REGS
			5.298% due 09/30/20		213	228

See accompanying notes which are an integral part of this quarterly report.
164 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Ras Laffan Liquefied Natural Gas Co.,			Total Capital Canada, Ltd.
Ltd. III			2.750% due 07/15/23	455	430
Series REGS			Total Capital SA
5.832% due 09/30/16 (Å)	672	714	2.125% due 08/10/18	1,270	1,289
Red River CLO, Ltd.			Trade Maps, Ltd.
Series 2006-1A Class A			Series 2013-1A Class A
0.508% due 07/27/18 (Ê)(Þ)	690	675	0.857% due 12/10/18 (Ê)(Þ)	1,645	1,647
Republic of Colombia			TransCanada PipeLines, Ltd.
5.625% due 02/26/44	515	501	5.000% due 10/16/43	1,065	1,089
Rio Tinto Finance USA PLC			Transocean, Inc.
1.375% due 06/17/16	620	626	6.375% due 12/15/21	1,355	1,511
2.250% due 12/14/18	640	643	7.350% due 12/15/41	865	1,048
3.500% due 03/22/22	900	891	Tyco Electronics Group SA
Rio Tinto Finance USA, Ltd.			6.550% due 10/01/17	705	818
3.500% due 11/02/20	1,615	1,655	Vale Overseas, Ltd.
Rosneft Finance SA			4.625% due 09/15/20	785	806
Series REGS			Validus Holdings, Ltd.
6.625% due 03/20/17	400	438	8.875% due 01/26/40	735	1,005
7.875% due 03/13/18	1,100	1,255	Volkswagen International Finance NV
Royal Bank of Scotland Group PLC			1.625% due 03/22/15 (Þ)	1,625	1,644
6.000% due 12/19/23	985	992	Volvo Treasury AB
Series 1			5.950% due 04/01/15 (Þ)	1,085	1,146
9.118% due 03/31/49 (ƒ)	200	201	Willis Group Holdings PLC
Saudi Electricity Global Sukuk Co. 2			4.125% due 03/15/16	840	885
5.060% due 04/08/43 (Þ)	990	900			103,248
Seagate HDD Cayman			Mortgage-Backed Securities - 34.2%
4.750% due 06/01/23 (Þ)	1,430	1,369	Alternative Loan Trust
Shell International Finance BV			Series 2007-OA6 Class A1B
4.550% due 08/12/43	935	942	0.358% due 06/25/37 (Ê)	398	340
SMART Trust			Series 2007-OA7 Class A1A
Series 2011-2USA Class A3A			0.338% due 05/25/47 (Ê)	409	340
1.540% due 03/14/15 (Þ)	833	834	American Home Mortgage Investment
Series 2011-2USA Class A4A			Trust
2.310% due 04/14/17 (Þ)	1,545	1,566	Series 2004-4 Class 4A
Series 2012-4US Class A2A			2.349% due 02/25/45 (Ê)	99	100
0.670% due 06/14/15	55	55	Aventura Mall Trust
Series 2012-1USA Class A4A			Series 2013-AVM Class A
2.010% due 12/14/17 (Þ)	2,900	2,927	3.743% due 12/05/32 (Þ)	850	888
Series 2013-1US Class A4A			Banc of America Commercial Mortgage
1.050% due 10/14/18	490	485	Trust
Sumitomo Mitsui Banking Corp.			Series 2006-4 Class A1A
2.450% due 01/10/19	1,210	1,223	5.617% due 07/10/46	1,250	1,374
Suncor Energy, Inc.			Banc of America Funding Corp.
5.950% due 12/01/34	435	492	Series 2005-5 Class 1A11
6.500% due 06/15/38	510	615	5.500% due 09/25/35	264	273
Sydney Airport Finance Co. Pty, Ltd.			Series 2005-D Class A1
3.900% due 03/22/23 (Þ)	946	923	2.632% due 05/25/35 (Ê)	131	134
Talisman Energy, Inc.			Series 2006-G Class 2A3
7.750% due 06/01/19	730	884	0.327% due 07/20/36 (Ê)	472	470
Teva Pharmaceutical Finance Co. BV			Series 2007-E Class 4A1
Series 2			2.676% due 07/20/47 (Ê)	396	313
3.650% due 11/10/21	925	920	Banc of America Merrill Lynch
Thomson Reuters Corp.			Commercial Mortgage, Inc.
4.300% due 11/23/23	755	771	Series 2005-2 Class A5
5.650% due 11/23/43	1,225	1,284	4.857% due 07/10/43	290	301

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 165

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-3 Class A4			Bear Stearns Commercial Mortgage
5.889% due 07/10/44	1,313	1,429	Securities Trust
Series 2006-6 Class A4			Series 2005-PWR7 Class A3
5.356% due 10/10/45	1,925	2,077	5.116% due 02/11/41	890	919
Series 2007-1 Class A4			Series 2005-T20 Class A4A
5.451% due 01/15/49	1,000	1,085	5.138% due 10/12/42	1,200	1,271
Series 2007-2 Class AAB			Series 2006-T22 Class A4
5.585% due 04/10/49	653	683	5.580% due 04/12/38	1,111	1,197
Series 2008-1 Class A4			Series 2007-PW15 Class A4
6.215% due 02/10/51	690	789	5.331% due 02/11/44	1,248	1,357
Banc of America Mortgage Securities,			Bear Stearns Structured Products, Inc.
Inc.			Series 2007-R6 Class 1A1
Series 2004-1 Class 5A1			2.545% due 01/26/36 (Ê)	304	232
6.500% due 09/25/33	11	11	Series 2007-R6 Class 2A1
Series 2004-2 Class 5A1			2.471% due 12/26/46 (Ê)	151	88
6.500% due 10/25/31	11	12	Citigroup Commercial Mortgage Trust
Series 2004-11 Class 2A1			Series 2004-C1 Class E
5.750% due 01/25/35	162	170	5.376% due 04/15/40	435	439
Series 2005-H Class 2A5			Series 2006-C5 Class A4
2.760% due 09/25/35 (Ê)	428	407	5.431% due 10/15/49	81	89
Series 2006-2 Class A15			Series 2013-GC17 Class A4
6.000% due 07/25/46	8	7	4.131% due 11/10/46	445	462
Series 2006-B Class 1A1			Citigroup Mortgage Loan Trust, Inc.
2.622% due 10/20/46 (Ê)	71	45	Series 2005-3 Class 2A2B
Bayview Commercial Asset Trust			2.604% due 08/25/35 (Ê)	254	144
Series 2005-3A Class A1			Series 2005-11 Class A2A
0.478% due 11/25/35 (Ê)(Þ)	612	539	2.510% due 10/25/35 (Ê)	145	143
BCAP LLC			Series 2007-AR8 Class 2A1A
Series 2011-R11 Class 15A1			2.756% due 07/25/37 (Ê)	226	190
2.637% due 10/26/33 (Ê)(Þ)	2,060	2,110	Commercial Mortgage Pass Through
Bear Stearns Adjustable Rate Mortgage			Certificates
Trust			Series 2007-FL14 Class AJ
Series 2002-11 Class 1A1			0.340% due 06/15/22 (Ê)(Þ)	1,377	1,363
2.363% due 02/25/33 (Ê)	2	2	Series 2013-CR8 Class XA
Series 2004-8 Class 2A1			Interest Only STRIP
5.389% due 11/25/34 (Ê)	309	307	0.767% due 06/10/46	31,823	1,327
Series 2004-9 Class 22A1			Commercial Mortgage Trust
3.087% due 11/25/34 (Ê)	69	71	Series 2001-J2A Class E
Series 2004-10 Class 22A1			6.922% due 07/16/34 (Þ)	670	770
2.598% due 01/25/35 (Ê)	59	58	Series 2006-CD2 Class A1B
Series 2005-2 Class A1			5.308% due 01/15/46	1,751	1,871
2.600% due 03/25/35 (Ê)	974	994	Series 2013-CR6 Class A4
Series 2005-12 Class 13A1			3.101% due 03/10/46	835	810
5.373% due 02/25/36 (Ê)	60	56	Countrywide Home Loan Mortgage Pass
Bear Stearns Alt-A Trust			Through Trust
Series 2004-13 Class A1			Series 2004-22 Class A3
0.898% due 11/25/34 (Ê)	1,277	1,269	2.498% due 11/25/34 (Ê)	193	178
Series 2005-4 Class 23A1			Series 2004-HYB9 Class 1A1
2.700% due 05/25/35 (Ê)	287	276	2.492% due 02/20/35 (Ê)	402	390
Series 2005-7 Class 22A1			Series 2005-3 Class 1A2
2.679% due 09/25/35 (Ê)	186	165	0.448% due 04/25/35 (Ê)	692	618
Bear Stearns Commercial Mortgage			Series 2005-HYB9 Class 3A2A
Securities			2.417% due 02/20/36 (Ê)	63	60
Series 2004-PWR3 Class A4			Credit Suisse Commercial Mortgage
4.715% due 02/11/41	219	219	Trust

See accompanying notes which are an integral part of this quarterly report.
166 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-C4 Class A3			6.000% due 2017	214	224
5.467% due 09/15/39	630	685	6.500% due 2017	42	45
Series 2007-C1 Class A3			7.500% due 2017	—	—
5.383% due 02/15/40	2,436	2,634	8.500% due 2017	—	—
Series 2007-C3 Class A4			5.000% due 2018	264	283
5.678% due 06/15/39	1,944	2,128	5.500% due 2018	676	727
Series 2007-C5 Class A3			6.500% due 2018	53	60
5.694% due 09/15/40	525	533	5.000% due 2019	335	359
			6.500% due 2019	29	32
Series 2007-C5 Class A4			2.900% due 2020	1,030	1,060
5.695% due 09/15/40	1,200	1,329	3.375% due 2020	1,412	1,479
Series 2008-C1 Class A2FL			3.976% due 2020	1,178	1,279
2.560% due 02/15/41 (Ê)(Þ)	1,786	1,816	4.000% due 2020	120	128
Series 2008-C1 Class A3			4.399% due 2020	1,160	1,278
6.039% due 02/15/41	1,570	1,777	5.000% due 2020	164	175
Credit Suisse First Boston Mortgage			5.500% due 2020	1,239	1,344
Securities Corp.			6.500% due 2020	14	16
Series 2001-CP4 Class D			4.000% due 2021	65	69
6.610% due 12/15/35	344	345	4.299% due 2021	1,067	1,165
Series 2003-C5 Class D			5.500% due 2021	543	587
5.116% due 12/15/36	502	504	4.500% due 2022	139	149
Series 2004-C5 Class B			5.000% due 2022	137	149
4.929% due 11/15/37	1,080	1,100	5.500% due 2022	157	171
			2.545% due 2023	1,529	1,478
Series 2005-9 Class 2A1			3.800% due 2023	423	434
5.500% due 10/25/35	562	553	4.500% due 2023	435	465
CW Capital Cobalt, Ltd.			5.000% due 2023	322	349
Series 2007-C3 Class A4			5.500% due 2023	160	172
5.770% due 05/15/46	1,700	1,883	4.000% due 2024	293	313
DBRR Trust			4.500% due 2024	371	398
Series 2011-LC2 Class A4A			5.000% due 2024	29	32
4.537% due 07/12/44 (Þ)	690	737	5.500% due 2024	410	441
Series 2012-EZ1 Class B			8.000% due 2024	28	33
1.393% due 09/25/45 (Þ)	680	679	8.500% due 2024	6	6
Deutsche ALT-A Securities, Inc.			9.000% due 2024	2	2
Alternate Loan Trust			3.500% due 2025	233	246
Series 2005-AR1 Class 2A3			4.000% due 2025	1,032	1,102
1.783% due 08/25/35 (Ê)	895	698	4.500% due 2025	737	789
Downey Savings & Loan Association			7.000% due 2025	5	6
Mortgage Loan Trust			8.500% due 2025	14	14
Series 2004-AR3 Class 1A1B			3.000% due 2026	454	469
2.484% due 07/19/44 (Ê)	68	67	3.500% due 2026	1,849	1,951
Extended Stay America Trust			4.000% due 2026	1,252	1,336
Series 2013-ESFL Class A1FL			5.000% due 2026	451	493
0.958% due 12/05/31 (Ê)(Þ)	598	600	6.000% due 2026	50	56
Series 2013-ESH7 Class A27			7.000% due 2026	12	12
2.958% due 12/05/31 (Þ)	1,100	1,086	9.000% due 2026	2	3
			2.500% due 2027	47	47
Series 2013-ESH7 Class B7			3.000% due 2027	1,257	1,299
3.604% due 12/05/31 (Þ)	170	169	5.500% due 2027	252	280
Fannie Mae			7.000% due 2027	2	2
5.500% due 2015	80	86	9.000% due 2027	1	1
6.500% due 2015	—	—	2.500% due 2028	4,698	4,718
7.000% due 2015	—	—	3.380% due 2028	424	426
5.500% due 2016	72	77	5.000% due 2028	1,081	1,184
6.000% due 2016	2	2	4.000% due 2030	188	200
6.500% due 2016	19	19	8.000% due 2030	40	46
5.000% due 2017	69	74	8.000% due 2031	41	47
5.500% due 2017	190	204

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 167

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.500% due 2032	1,904	1,979	3.000%	4,755	4,907
6.000% due 2032	68	76	3.500%	7,780	8,201
6.150% due 2032(Ê)	337	367	4.500%	1,000	1,068
8.000% due 2032	3	3	30 Year TBA(Ï)
3.000% due 2033	6,956	7,001	3.000%	24,580	23,896
4.500% due 2033	1,263	1,358
5.000% due 2033	661	724	3.500%	34,835	35,341
5.500% due 2033	607	674	4.000%	63,280	66,243
6.000% due 2033	51	57	4.500%	29,240	31,333
6.150% due 2033(Ê)	256	277	5.000%	31,165	33,992
6.500% due 2033	137	158	5.500%	4,365	4,806
4.500% due 2034	35	37	6.000%	2,685	2,975
5.000% due 2034	338	369
5.500% due 2034	1,254	1,384	Series 2003-343 Class 6
6.000% due 2034	391	437	Interest Only STRIP
6.500% due 2034	209	238	5.000% due 10/01/33	212	37
2.107% due 2035(Ê)	72	77	Series 2003-345 Class 18
2.371% due 2035(Ê)	226	241	Interest Only STRIP
5.000% due 2035	3,227	3,524	4.500% due 12/01/18	314	21
5.500% due 2035	368	405	Series 2003-345 Class 19
6.000% due 2035	662	740	Interest Only STRIP
5.000% due 2036	763	833	4.500% due 01/01/19	343	23
5.500% due 2036	1,922	2,116	Series 2005-365 Class 12
6.000% due 2036	407	452	Interest Only STRIP
6.500% due 2036	172	191	5.500% due 12/01/35	494	82
5.000% due 2037	197	216	Series 2006-369 Class 8
5.500% due 2037	967	1,063	Interest Only STRIP
6.000% due 2037	1,208	1,340	5.500% due 04/01/36	101	16
6.500% due 2037	212	238	Fannie Mae Grantor Trust
5.000% due 2038	653	713	Series 2002-T5 Class A1
5.500% due 2038	1,824	2,007	0.398% due 05/25/32 (Ê)	331	325
6.000% due 2038	768	850
6.500% due 2038	245	273	Series 2002-T19 Class A1
4.500% due 2039	730	783	6.500% due 07/25/42	76	87
5.000% due 2039	5	5	Fannie Mae REMIC Trust
5.500% due 2039	180	198	Series 2004-W12 Class 1A3
6.500% due 2039	72	80	7.000% due 07/25/44	1,147	1,342
4.000% due 2040	807	846	Fannie Mae REMICS
4.500% due 2040	1,553	1,666	Series 1992-158 Class ZZ
5.000% due 2040	760	831	7.750% due 08/25/22	48	54
5.500% due 2040	400	441	Series 2003-32 Class FH
6.000% due 2040	658	728	0.558% due 11/25/22 (Ê)	6	6
3.500% due 2041	2,000	2,033	Series 2003-35 Class FY
4.000% due 2041	4,918	5,156	0.558% due 05/25/18 (Ê)	173	174
4.500% due 2041	1,587	1,703	Series 2005-117 Class LC
5.000% due 2041	1,463	1,607	5.500% due 11/25/35	822	894
5.500% due 2041	547	602	Series 2006-5 Class 3A2
6.000% due 2041	1,981	2,193	2.369% due 05/25/35 (Ê)	26	27
3.000% due 2042	584	568
3.500% due 2042	1,491	1,514	Series 2007-30 Class AF
4.000% due 2042	1,006	1,055	0.468% due 04/25/37 (Ê)	182	181
3.000% due 2043	5,810	5,655	Series 2007-73 Class A1
3.500% due 2043	6,475	6,582	0.218% due 07/25/37 (Ê)	163	153
4.000% due 2043	1,155	1,211	Series 2009-70 Class PS
4.500% due 2043	96	103	Interest Only STRIP
1.334% due 2044(Ê)	50	51	6.592% due 01/25/37 (Ê)	4,318	640
15 Year TBA(Ï)			Series 2009-96 Class DB
2.500%	12,635	12,674	4.000% due 11/25/29	1,184	1,250

See accompanying notes which are an integral part of this quarterly report.
168 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2011-127 Class FA			Series 2002-51 Class 1A
0.608% due 12/25/41 (Ê)	388	389	6.500% due 09/25/43	1,304	1,497
Fannie Mae Whole Loan			Series 2005-63 Class 1A1
Series 2003-W1 Class 1A1			1.339% due 02/25/45 (Ê)	32	32
5.948% due 12/25/42	31	36	FHA Project Citi 68 NP
Series 2003-W2 Class 1A1			7.430% due 06/27/21	28	27
6.500% due 07/25/42	102	116	Freddie Mac
Series 2004-W2 Class 2A2			6.000% due 2016	27	28
7.000% due 02/25/44	508	591	9.000% due 2016	14	15
Series 2004-W2 Class 5AF			6.000% due 2017	72	76
0.508% due 03/25/44 (Ê)	152	147	8.000% due 2017	1	1
Series 2004-W12 Class 1A1			4.500% due 2018	140	150
6.000% due 07/25/44	515	580	5.000% due 2018	34	36
			4.500% due 2019	51	54
Fannie Mae-Aces			5.000% due 2019	104	111
Series 2006-M2 Class A2F
5.259% due 05/25/20	479	536	5.500% due 2019	153	167
			6.000% due 2022	7	7
Series 2012-M12 Class 1A			5.500% due 2024	164	176
2.840% due 08/25/22	1,330	1,322	9.000% due 2024	4	4
Series 2012-M15 Class A			6.500% due 2025	4	5
2.656% due 10/25/22	1,548	1,508	8.000% due 2025	6	6
FDIC Guaranteed Notes Trust			9.000% due 2025	5	5
Series 2010-S1 Class 1A			3.000% due 2026	178	184
0.710% due 02/25/48 (Ê)(Þ)	256	257	9.000% due 2026	1	1
FDIC Trust			2.482% due 2027(Ê)	11	11
Series 2010-R1 Class A			2.500% due 2027	1,295	1,302
2.184% due 05/25/50 (Þ)	925	931	5.000% due 2027	3	3
Federal Home Loan Bank			6.500% due 2027	—	—
4.500% due 07/01/41	118	126	8.500% due 2027	18	21
Federal Home Loan Mortgage Corp.			5.000% due 2028	233	254
Multifamily Structured Pass Through			6.000% due 2028	231	255
Certificates			6.500% due 2028	64	71
Series 2011-K014 Class X1			6.500% due 2029	71	79
Interest Only STRIP			2.533% due 2030(Ê)	4	4
1.258% due 04/25/21	4,600	336	6.500% due 2031	93	107
Series 2011-K702 Class X1			5.500% due 2032	232	257
Interest Only STRIP			6.000% due 2032	28	31
1.541% due 02/25/18	5,162	284	6.500% due 2032	160	183
			7.000% due 2032	121	137
Series 2012-K020 Class A2			7.500% due 2032	18	21
2.373% due 05/25/22	1,510	1,441	5.500% due 2033	108	120
Series 2012-K020 Class X1			6.000% due 2033	2	2
Interest Only STRIP			4.500% due 2034	77	83
1.473% due 05/25/22	7,675	723	5.000% due 2034	687	750
Series 2012-K501 Class X1A			5.500% due 2034	330	364
Interest Only STRIP			6.000% due 2034	44	50
1.742% due 08/25/16	19,350	585	6.500% due 2034	40	45
Series 2012-K706 Class X1			5.000% due 2035	343	374
Interest Only STRIP			5.500% due 2035	456	501
1.591% due 10/25/18	8,971	590	6.000% due 2035	101	113
Series 2013-K024 Class X1			5.500% due 2036	298	326
Interest Only STRIP			6.000% due 2036	141	156
0.903% due 09/25/22	8,382	502	5.000% due 2037	62	68
Series 2013-K025 Class A1			5.500% due 2037	154	169
1.875% due 04/25/22	499	495	6.000% due 2037	286	315
			6.562% due 2037(Ê)	731	775
Federal Home Loan Mortgage Corp.			5.000% due 2038	474	515
Structured Pass Through Securities			5.500% due 2038	1,623	1,777

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 169

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.000% due 2038	1,705	1,886	Series 2003-2A Class A
4.500% due 2039	352	377	0.530% due 11/15/31 (Ê)(Þ)	1,366	1,308
5.500% due 2039	33	37	GE Capital Commercial Mortgage Corp.
6.000% due 2039	179	197	Series 2005-C3 Class A7B
4.000% due 2040	1,843	1,932	5.035% due 07/10/45	750	791
4.500% due 2040	1,039	1,113	Ginnie Mae I
5.000% due 2040	389	423	8.000% due 2017	2	2
5.500% due 2040	119	131	10.500% due 2020	2	2
6.000% due 2040	81	89	8.000% due 2022	6	7
4.000% due 2041	6,558	6,869	8.500% due 2022	7	7
4.500% due 2041	1,456	1,561	8.500% due 2024	4	4
5.000% due 2041	1,255	1,369	8.000% due 2025	12	12
3.000% due 2042	1,928	1,872	9.000% due 2025	7	7
3.500% due 2042	1,113	1,128	8.000% due 2026	30	34
4.000% due 2042	1,093	1,143	3.000% due 2027	1,541	1,600
4.500% due 2042	322	345	7.000% due 2029	1	2
3.000% due 2043	2,896	2,813	8.000% due 2029	5	5
3.500% due 2043	2,974	3,015	8.500% due 2029	18	18
30 Year TBA(Ï)			8.000% due 2030	16	17
3.000%	2,880	2,793	7.000% due 2031	122	144
3.500%	3,710	3,755	7.000% due 2032	31	33
4.000%	4,010	4,195	7.000% due 2033	13	13
5.500%	200	219	5.000% due 2039	2,501	2,745
			5.000% due 2041	75	82
Freddie Mac Mortgage Trust			3.000% due 2042	562	558
Series 2013-K35 Class B			3.000% due 2043	712	706
3.947% due 08/25/23 (Þ)	365	347	3.500% due 2043	266	274
Freddie Mac REMICS
Series 1991-1053 Class G			Ginnie Mae II
			1.625% due 2027(Ê)	18	19
7.000% due 03/15/21	10	11	1.625% due 2030(Ê)	7	7
Series 1998-2104 Class ZM			2.000% due 2030(Ê)	44	46
6.000% due 12/15/28	116	129	7.500% due 2032	3	3
Series 2000-2266 Class F			5.500% due 2039	241	266
0.610% due 11/15/30 (Ê)	3	3	3.500% due 2040(Ê)	6,225	6,557
Series 2002-2533 Class Z			4.000% due 2040(Ê)	1,144	1,207
5.500% due 12/15/32	2,399	2,623	4.000% due 2041	653	693
Series 2006-3123 Class HT			4.500% due 2041	2,622	2,855
5.000% due 03/15/26	846	913	5.500% due 2041	30	33
Series 2006-R006 Class ZA			3.000% due 2042	275	273
6.000% due 04/15/36	2,122	2,325	3.500% due 2042	874	902
Series 2007-3335 Class BF			4.000% due 2042	1,875	1,990
0.310% due 07/15/19 (Ê)	157	157	4.500% due 2042	1,958	2,129
			3.000% due 2043	981	973
Series 2007-3335 Class FT			3.500% due 2043	1,619	1,670
0.310% due 08/15/19 (Ê)	223	222	5.390% due 2059	681	731
Series 2009-3569 Class NY			4.700% due 2061	1,283	1,397
5.000% due 08/15/39	3,600	3,973	4.810% due 2061	2,780	3,038
Series 2010-3653 Class B			5.245% due 2061	840	939
4.500% due 04/15/30	1,545	1,658	4.564% due 2062	2,600	2,859
Series 2012-3989 Class BW			4.845% due 2062	396	434
3.500% due 01/15/27	3,180	3,200	4.652% due 2063	389	427
Series 2012-4019 Class JD			4.661% due 2063	153	168
3.000% due 05/15/41	685	694	4.732% due 2063	266	292
FREMF Mortgage Trust			30 Year TBA(Ï)
Series 2013-K24 Class B			3.000%	2,950	2,924
3.502% due 11/25/45 (Þ)	1,565	1,461	3.500%	6,380	6,651
GE Business Loan Trust			4.000%	1,765	1,871

See accompanying notes which are an integral part of this quarterly report.
170 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Government National Mortgage			Greenpoint Mortgage Pass-Through
Association			Certificates
Series 1999-44 Class ZG			Series 2003-1 Class A1
8.000% due 12/20/29	96	115	2.794% due 10/25/33 (Ê)	117	117
Series 2004-93 Class PC			GS Mortgage Securities Corp. II
5.000% due 04/16/34	2,499	2,638	Series 2011-GC5 Class A4
Series 2007-12 Class C			3.707% due 08/10/44	1,210	1,253
5.278% due 04/16/41	1,095	1,187	GS Mortgage Securities Trust
Series 2007-26 Class SD			Series 2012-GCJ7 Class XA
Interest Only STRIP			Interest Only STRIP
6.641% due 05/16/37 (Ê)	3,351	563	2.593% due 05/10/45	9,291	1,195
Series 2010-74			GSMPS Mortgage Loan Trust
Interest Only STRIP			Series 2004-4 Class 1AF
0.458% due 03/16/50	7,445	214	0.558% due 06/25/34 (Ê)(Þ)	474	415
Series 2010-124 Class C			GSR Mortgage Loan Trust
3.392% due 03/16/45	525	546	Series 2005-AR7 Class 6A1
Series 2010-H04 Class BI			5.030% due 11/25/35 (Ê)	936	930
Interest Only STRIP			HarborView Mortgage Loan Trust
1.386% due 04/20/60	4,680	277	Series 2004-4 Class 3A
Series 2010-H22 Class JI			1.295% due 06/19/34 (Ê)	60	58
Interest Only STRIP			Series 2005-4 Class 3A1
2.499% due 11/20/60	7,607	794	2.743% due 07/19/35 (Ê)	204	178
Series 2011-1 Class A			Series 2006-3 Class 1A1A
2.239% due 12/16/31	106	106	2.723% due 06/19/36 (Ê)	2,310	1,570
Series 2011-127			Homestar Mortgage Acceptance Corp.
Interest Only STRIP			Series 2004-5 Class A1
1.353% due 03/16/47	4,104	244	0.608% due 10/25/34 (Ê)	2,195	2,196
Series 2011-H02 Class BI			Impac CMB Trust
Interest Only STRIP			Series 2004-5 Class 1A1
0.409% due 02/20/61	19,102	332	0.878% due 10/25/34 (Ê)	267	257
Series 2012-115			IndyMac INDX Mortgage Loan Trust
Interest Only STRIP			Series 2004-AR6 Class 5A1
0.432% due 04/16/54	6,520	321	2.565% due 10/25/34 (Ê)	1,245	1,225
Series 2012-115 Class A			Series 2005-AR15 Class A2
2.131% due 04/16/45	438	428	4.642% due 09/25/35 (Ê)	148	132
Series 2012-147 Class AE			JP Morgan Chase Commercial Mortgage
			Securities Trust
1.750% due 07/16/47	1,030	987	Series 2004-LN2 Class B
Series 2012-H11 Class CI			5.156% due 07/15/41	500	507
Interest Only STRIP			Series 2006-LDP8 Class A3B
2.903% due 04/20/62	5,101	510	5.447% due 05/15/45	38	39
Series 2012-H23 Class FI			Series 2006-LDP8 Class A4
Interest Only STRIP			5.399% due 05/15/45	1,055	1,149
0.785% due 10/20/62	6,494	200
			JPMBB Commercial Mortgage Securities
Series 2013-40 Class IO			Trust
Interest Only STRIP			Series 2013-C15 Class A4
1.079% due 06/16/54	5,359	382	4.096% due 11/15/45	1,030	1,070
Series 2013-H03 Class HI			JPMorgan Chase Commercial Mortgage
Interest Only STRIP			Securities Corp.
2.572% due 12/20/62	4,746	570	Series 2014-FBLU Class C
Series 2013-H06 Class HI			2.158% due 12/15/28 (Ê)(Þ)	675	676
Interest Only STRIP			JPMorgan Chase Commercial Mortgage
2.939% due 01/20/63	10,354	1,228	Securities Trust
Series 2013-H07 Class JL			Series 2003-C1 Class D
Interest Only STRIP			5.192% due 01/12/37	181	181
2.621% due 03/20/63	10,782	1,342

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-LDP2 Class A3			Series 2011-C3 Class A4
4.697% due 07/15/42	9	10	4.118% due 07/15/49	235	249
Series 2007-CB20 Class ASB			Morgan Stanley Mortgage Loan Trust
5.688% due 02/12/51	771	824	Series 2004-6AR Class 1A
JPMorgan Mortgage Trust			0.608% due 07/25/34 (Ê)	1,594	1,545
Series 2004-A2 Class 3A1			Mortgage-Linked Amortizing Notes
4.103% due 05/25/34 (Ê)	816	814	Series 2012-1 Class A10
Series 2005-A1 Class 6T1			2.060% due 01/15/22	1,227	1,248
3.389% due 02/25/35 (Ê)	52	54	Motel 6 Trust
LB-UBS Commercial Mortgage Trust			Series 2012-MTL6 Class A1
Series 2004-C7 Class A1A			1.500% due 10/05/25 (Þ)	1,046	1,043
4.475% due 10/15/29	294	299	Series 2012-MTL6 Class A2
Series 2007-C6 Class A4			1.948% due 10/05/25 (Þ)	540	537
5.858% due 07/15/40	1,164	1,252	Series 2012-MTL6 Class XA1
Mastr Alternative Loan Trust			Interest Only STRIP
Series 2003-4 Class B1			3.005% due 10/05/25 (Þ)	6,760	173
5.878% due 06/25/33	185	185	NCUA Guaranteed Notes
Series 2004-10 Class 5A6			Series 2010-R1 Class 2A
5.750% due 09/25/34	292	304	1.840% due 10/07/20	3,556	3,587
Merrill Lynch Floating Trust			NorthStar Mortgage Trust
Series 2008-LAQA Class A2			Series 2012-1 Class A
0.695% due 07/09/21 (Ê)(Þ)	3,900	3,869	1.365% due 08/25/29 (Ê)(Þ)	460	460
Merrill Lynch Mortgage Investors Trust			OBP Depositor LLC Trust
Series 2005-2 Class 3A			Series 2010-OBP Class A
1.158% due 10/25/35 (Ê)	90	86	4.646% due 07/15/45 (Þ)	595	654
Series 2005-A10 Class A			Prime Mortgage Trust
0.368% due 02/25/36 (Ê)	170	157	Series 2004-CL1 Class 1A2
Merrill Lynch Mortgage Investors, Inc.			0.558% due 02/25/34 (Ê)	35	33
Series 2005-3 Class 4A			Series 2004-CL1 Class 2A2
0.408% due 11/25/35 (Ê)	33	31	0.558% due 02/25/19 (Ê)	1	1
Merrill Lynch Mortgage Trust			RALI Trust
Series 2005-CIP1 Class AM			Series 2005-QA10 Class A41
5.107% due 07/12/38	1,315	1,391	3.548% due 09/25/35 (Ê)	473	368
Series 2008-C1 Class A4			Series 2005-QO3 Class A1
5.690% due 02/12/51	1,385	1,552	0.558% due 10/25/45 (Ê)	540	416
ML-CFC Commercial Mortgage Trust			Series 2006-QO7 Class 3A2
Series 2007-5 Class A4			0.363% due 09/25/46 (Ê)	696	451
5.378% due 08/12/48	500	546	RREF LLC
Series 2007-7 Class A4			Series 2013-LT2 Class A
5.744% due 06/12/50	1,460	1,617	2.833% due 05/22/28 (Þ)	343	344
Series 2007-8 Class ASB			Salomon Brothers Mortgage Securities
5.827% due 08/12/49	564	578	VII, Inc.
Morgan Stanley Bank of America Merrill			Series 2003-UP2 Class A1
Lynch Trust			7.000% due 12/25/18	34	37
Series 2013-C7 Class AS			Structured Asset Mortgage Investments
3.214% due 02/15/46	740	705	Series 2005-AR5 Class A2
Morgan Stanley Capital I, Inc.			0.407% due 07/19/35 (Ê)	180	175
Series 2004-IQ7 Class A4			Structured Asset Securities Corp.
5.398% due 06/15/38	94	94	Series 2003-34A Class 5A4
Series 2005-HQ5 Class A4			2.414% due 11/25/33 (Ê)	1,226	1,245
5.168% due 01/14/42	975	999	Series 2006-11 Class A1
Series 2006-T21 Class A4			2.620% due 10/28/35 (Ê)(Þ)	60	57
5.162% due 10/12/52	1,135	1,207	Wachovia Bank Commercial Mortgage
Series 2006-T23 Class A4			Trust
5.810% due 08/12/41	1,310	1,439	Series 2003-C9 Class D
			5.209% due 12/15/35	478	477

See accompanying notes which are an integral part of this quarterly report.
172 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2004-C14 Class E			Iowa Tobacco Settlement Authority
5.358% due 08/15/41 (Þ)	530	538	Revenue Bonds
Series 2004-C14 Class F			6.500% due 06/01/23	60	60
5.526% due 08/15/41 (Þ)	400	406	La Paz County Industrial Development
Series 2006-C24 Class A1A			Authority Revenue Bonds
5.557% due 03/15/45	2,570	2,775	7.000% due 03/01/34	1,170	1,114
Series 2007-WHL8 Class A1			Los Angeles Community College District
0.240% due 06/15/20 (Ê)(Þ)	36	36	General Obligation Unlimited
Washington Mutual Mortgage Pass-			6.750% due 08/01/49	3,900	5,193
Through Certificates			Los Angeles Unified School District
Series 2005-AR13 Class A1A1			General Obligation Unlimited
0.448% due 10/25/45 (Ê)	59	56	6.758% due 07/01/34	100	130
Washington Mutual Mortgage Pass-			Massachusetts School Building
Through Certificates Trust			Authority Revenue Bonds
Series 2003-AR9 Class 1A7			5.468% due 06/15/27	5,000	5,500
2.421% due 09/25/33 (Ê)	54	55	Municipal Electric Authority of Georgia
Series 2003-AR10 Class A7			Revenue Bonds
2.427% due 10/25/33 (Ê)	483	498	6.637% due 04/01/57	990	1,096
Series 2007-OA2 Class 2A			7.055% due 04/01/57	1,410	1,473
0.835% due 01/25/47 (Ê)	257	179	New York City Water & Sewer System
Wells Fargo Mortgage Backed Securities			Revenue Bonds
Trust			6.491% due 06/15/42	1,700	1,873
Series 2003-17 Class 2A10			New York State Dormitory Authority
5.500% due 01/25/34	592	630	Revenue Bonds
Series 2004-CC Class A1			5.000% due 03/15/34	2,000	2,144
2.615% due 01/25/35 (Ê)	160	161	Public Power Generation Agency
			Revenue Bonds
Series 2006-2 Class 2A3			7.242% due 01/01/41	300	328
5.500% due 03/25/36	212	202
			San Diego County Regional Airport
Series 2006-AR2 Class 2A1			Authority Revenue Bonds
2.628% due 03/25/36	260	262	6.628% due 07/01/40	500	524
Series 2006-AR8 Class 1A3			San Diego Tobacco Settlement Revenue
2.633% due 04/25/36 (Ê)	1,118	1,117	Funding Corp. Revenue Bonds
WFRBS Commercial Mortgage Trust			7.125% due 06/01/32	240	227
Series 2011-C5 Class A4			South Carolina Student Loan Corp.
3.667% due 11/15/44	1,105	1,140	Revenue Bonds
Series 2012-C7 Class A2			0.359% due 12/01/20 (Ê)	900	883
3.431% due 06/15/45	1,630	1,638	State of California General Obligation
Series 2013-C14 Class XA			Unlimited
Interest Only STRIP			6.200% due 10/01/19	345	412
0.934% due 06/15/46	25,278	1,492	6.650% due 03/01/22	850	1,027
		573,872	7.500% due 04/01/34	100	134
Municipal Bonds - 1.7%			7.550% due 04/01/39	325	451
Brazos Higher Education Authority			State of Illinois General Obligation
Revenue Bonds			Unlimited
0.584% due 12/26/24 (Ê)	338	325	5.665% due 03/01/18	500	551
City of Houston Texas General			4.350% due 06/01/18	1,470	1,546
Obligation Limited			5.877% due 03/01/19	335	372
6.290% due 03/01/32	775	901	5.100% due 06/01/33	475	458
City of New York New York General			State of Texas General Obligation
Obligation Unlimited			Unlimited
6.246% due 06/01/35	600	649	5.517% due 04/01/39	500	591
County of Clark Nevada Airport System			Tobacco Settlement Finance Authority
Revenue Bonds			Revenue Bonds
6.820% due 07/01/45	200	260	7.467% due 06/01/47	450	359
					28,581

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 173

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Non-US Bonds - 2.5%						41,243
Bumper 2 SA				United States Government Agencies - 2.2%
Series 2011-2 Class A				Fannie Mae
1.492% due 02/23/23 (Ê)	EUR	2,384	3,231	0.500% due 01/29/16	3,105	3,108
Chester Asset Receivables Dealings				0.625% due 08/26/16	1,175	1,175
PLC				5.375% due 06/12/17	100	115
Series 2004-1 Class A
0.714% due 04/15/16 (Ê)	GBP	800	1,315	7.125% due 01/15/30	240	337
Fosse Master Issuer PLC				7.250% due 05/15/30	230	327
Series 2011-1X Class A7				Federal Farm Credit Banks
1.702% due 10/18/54 (Ê)	EUR	3,000	4,129	5.125% due 08/25/16	310	345
Granite Master Issuer PLC				Federal Home Loan Banks
Series 2005-2 Class A5				2.500% due 05/26/15	1,690	1,637
0.514% due 12/20/54 (Ê)	EUR	639	856	0.550% due 06/03/16	1,785	1,783
Series 2005-2 Class A7				2.875% due 09/11/20	875	904
0.802% due 12/20/54 (Ê)	GBP	176	287	Federal Home Loan Mortgage Corp.
Series 2005-4 Class A5				0.600% due 03/28/16	1,560	1,560
0.434% due 12/20/54 (Ê)	EUR	828	1,107	2.000% due 08/25/16	2,815	2,913
Series 2006-4 Class A7				0.875% due 10/14/16	2,645	2,659
0.454% due 12/20/54 (Ê)	EUR	326	436	0.875% due 02/22/17	905	907
Granite Mortgages PLC				1.000% due 03/08/17	200	201
Series 2004-2 Class 3A				1.000% due 06/29/17	1,300	1,301
0.844% due 06/20/44 (Ê)	GBP	2,088	3,405	1.000% due 09/29/17	400	397
HIGHWAY BV
Series 2012-1 Class A				1.250% due 08/01/19	100	97
1.340% due 03/26/24 (Ê)	EUR	2,000	2,705	1.250% due 10/02/19	1,000	961
Holmes Master Issuer PLC				2.375% due 01/13/22	460	449
Series 2010-1X Class A4				Series 0001
1.782% due 10/15/54 (Ê)	EUR	5,800	7,970	0.550% due 02/27/15	775	775
Hyde Park CDO BV				Federal National Mortgage Association
Series 2006-1A Class A1				0.500% due 10/22/15	1,490	1,495
0.624% due 06/14/22 (Ê)(Þ)	EUR	580	771	0.500% due 03/30/16	2,185	2,188
Italy Buoni Poliennali Del Tesoro				1.125% due 04/27/17	600	604
2.500% due 03/01/15	EUR	800	1,099	5.000% due 05/11/17	200	226
3.000% due 06/15/15	EUR	600	833	0.875% due 10/26/17	3,700	3,660
4.500% due 07/15/15	EUR	2,700	3,829	0.875% due 05/21/18	100	98
3.750% due 08/01/15	EUR	900	1,265	1.875% due 09/18/18	300	304
3.000% due 11/01/15	EUR	100	139	1.625% due 11/27/18	1,120	1,119
2.750% due 12/01/15	EUR	500	696	1.875% due 02/19/19	1,695	1,708
Italy Certificati di Credito del Tesoro				1.600% due 12/24/20	1,205	1,145
Zero coupon due 06/30/15	EUR	600	800	6.625% due 11/15/30	415	560
Province of Quebec Canada				6.000% due 04/18/36	95	104
4.250% due 12/01/21	CAD	1,000	982
				Series 1
Silenus European Loan Conduit NO				0.500% due 09/28/15	570	572
25, Ltd.
Series 2007-25X Class A				Freddie Mac
0.368% due 05/15/19 (Ê)	EUR	33	43	6.250% due 07/15/32	115	151
Spain Government Bond				Tennessee Valley Authority
3.000% due 04/30/15	EUR	1,200	1,661	6.150% due 01/15/38	345	430
4.000% due 07/30/15	EUR	1,100	1,550			36,315
3.750% due 10/31/15	EUR	600	847	United States Government Treasuries - 22.2%
3.150% due 01/31/16	EUR	300	421	United States Treasury Inflation Indexed
Titrisocram				Bonds
Series 2012-1 Class A				0.500% due 04/15/15	2,307	2,360
1.210% due 03/25/22 (Ê)	EUR	639	866	0.125% due 04/15/16	5,623	5,794

See accompanying notes which are an integral part of this quarterly report.
174 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.125% due 04/15/17	8,496	8,794	0.750% due 03/31/18	7,450	7,308
0.125% due 04/15/18	4,880	5,037	2.625% due 04/30/18	1,705	1,803
1.375% due 01/15/20	323	353	1.000% due 05/31/18	16,000	15,810
1.250% due 07/15/20	748	816	1.500% due 08/31/18	6,000	6,033
1.125% due 01/15/21	107	114	1.375% due 09/30/18	7,605	7,594
0.625% due 07/15/21	310	322	1.250% due 10/31/18	5,100	5,057
0.125% due 01/15/22	206	203	1.250% due 11/30/18	6,230	6,168
0.125% due 07/15/22	2,027	1,996	1.500% due 12/31/18	10,030	10,036
0.125% due 01/15/23	202	196	1.500% due 01/31/19	5,300	5,297
2.375% due 01/15/25	10,510	12,466	1.000% due 08/31/19	2,200	2,113
2.000% due 01/15/26	705	806	1.000% due 09/30/19	8,550	8,200
2.375% due 01/15/27	8,437	10,044	1.125% due 03/31/20	2,000	1,908
1.750% due 01/15/28	6,341	7,035	2.125% due 01/31/21	2,000	1,997
2.500% due 01/15/29	1,954	2,378	3.125% due 05/15/21	315	335
2.125% due 02/15/41	2,820	3,356	8.125% due 05/15/21	1,490	2,094
United States Treasury Notes			2.125% due 08/15/21	6,710	6,641
4.000% due 02/15/15	170	177	1.625% due 08/15/22	2,300	2,144
0.250% due 02/28/15	30,000	30,027	6.250% due 08/15/23	870	1,143
0.375% due 06/15/15	18,705	18,751	2.750% due 11/15/23	32,275	32,507
0.375% due 11/15/15	7,710	7,722	6.625% due 02/15/27	850	1,184
0.250% due 12/31/15	1,085	1,084	Zero coupon due 11/15/27	2,200	1,396
0.375% due 01/15/16	8,645	8,652	6.125% due 11/15/27	3,220	4,330
0.085% due 01/31/16 (Ê)	6,700	6,700	5.500% due 08/15/28	600	766
0.375% due 02/15/16	1,500	1,500	5.375% due 02/15/31	1,900	2,423
2.125% due 02/29/16	1,500	1,554	4.500% due 02/15/36	250	291
0.250% due 04/15/16	5,140	5,122	4.375% due 02/15/38	2,200	2,514
1.500% due 06/30/16	6,300	6,453	3.500% due 02/15/39	665	660
1.500% due 07/31/16	1,000	1,024	4.375% due 05/15/40	195	223
1.000% due 08/31/16	6,620	6,695	3.125% due 11/15/41	940	861
0.875% due 09/15/16	2,000	2,016	3.125% due 02/15/42	2,000	1,829
0.625% due 10/15/16	3,100	3,103	2.750% due 08/15/42	4,210	3,548
1.000% due 10/31/16	570	576	2.750% due 11/15/42	3,375	2,838
0.625% due 11/15/16	2,600	2,601	3.125% due 02/15/43	2,470	2,245
0.625% due 12/15/16	3,800	3,798	2.875% due 05/15/43	695	599
0.750% due 01/15/17	6,690	6,704	3.625% due 08/15/43	10,190	10,192
0.875% due 01/31/17	1,700	1,708	3.750% due 11/15/43	6,615	6,769
3.125% due 01/31/17	100	107			373,207
0.875% due 02/28/17	2,620	2,629
3.000% due 02/28/17	100	107	Total Long-Term Investments
1.000% due 03/31/17	800	805	(cost $1,491,004)		1,504,925
3.250% due 03/31/17	300	323	Preferred Stocks - 0.2%
0.875% due 04/30/17	2,100	2,102	Financial Services - 0.2%
0.625% due 05/31/17	2,121	2,104	DG Funding Trust (Å)	392	2,777
0.500% due 07/31/17	1,200	1,182
0.625% due 08/31/17	600	592	Technology - 0.0%
1.875% due 08/31/17	140	144	Verizon Communications, Inc.	42,400	1,073
1.875% due 09/30/17	11,820	12,182
0.750% due 12/31/17	100	99	Total Preferred Stocks
0.875% due 01/31/18	450	445	(cost $5,213)		3,850
0.750% due 02/28/18	5,590	5,493

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 175

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Options Purchased - 0.0%			0.230% due 01/15/15 (Þ)		710	710
(Number of Contracts)			Gazprom OAO Via White Nights
Swaptions			Finance BV
(Fund Receives/Fund Pays)			Series REGS
USD 0.450%/USD Three Month LIBOR			10.500% due 03/25/14		200	202
Mar 2018 0.00 Put (2)	4,370 (ÿ)	350	General Electric Capital Corp.
USD 0.450%/USD Three Month LIBOR			Series EMTN
Apr 2018 0.00 Put (1)	2,810 (ÿ)	227	0.367% due 03/20/14 (Ê)		800	800
USD 5.000%/USD Three Month LIBOR			Series MTNA
Jan 2019 0.00 Put (1)	1,630 (ÿ)	97	0.503% due 09/15/14 (Ê)		590	591

Total Options Purchased			Honda Auto Receivables Owner Trust
(cost $600)		674	Series 2013-3 Class A1
			0.220% due 08/15/14		1,938	1,938
			Indian Oil Corp., Ltd.
Short-Term Investments - 21.0%			4.750% due 01/22/15		200	204
Abbey National Treasury Services PLC			International Lease Finance Corp.
2.875% due 04/25/14	775	779	6.500% due 09/01/14 (Þ)		1,700	1,751
3.875% due 11/10/14 (Þ)	1,010	1,036	Intesa Sanpaolo SpA
ARI Fleet Lease Trust			2.638% due 02/24/14 (Ê)(Þ)		700	701
Series 2013-A Class A1			Italy Buoni Ordinari del Tesoro BOT
0.260% due 04/15/14 (Þ)	98	98	Zero coupon due 10/14/14	EUR	1,700	2,283
AT&T, Inc.			Zero coupon due 11/14/14	EUR	100	134
5.100% due 09/15/14	240	247
			Italy Certificati di Credito del Tesoro
Banco Santander Brasil SA			Zero coupon due 12/31/14	EUR	100	134
2.343% due 03/18/14 (Å)(Ê)	900	900
			Kommunalbanken AS
Banque PSA Finance SA			0.210% due 08/28/14 (Ê)(Þ)		1,560	1,560
Series 144a
2.143% due 04/04/14 (Å)(Ê)	700	699	Metropolitan Life Global Funding I
			5.125% due 06/10/14 (Þ)		300	305
Cameron International Corp.
1.169% due 06/02/14 (Ê)	400	401	Mexico Cetes
			Series BI
Citigroup, Inc.			Zero coupon due 02/06/14	MXN	6,000	45
6.375% due 08/12/14	350	361
			Morgan Stanley
5.000% due 09/15/14	1,500	1,539	Series GMTN
5.500% due 10/15/14	655	677	6.000% due 05/13/14		680	690
Credit Suisse NY			National Australia Bank, Ltd.
5.500% due 05/01/14	500	506	0.962% due 04/11/14 (Ê)(Þ)		2,100	2,103
Daimler Finance NA LLC			Russell U.S. Cash Management Fund	298,184,132(∞)		298,184
1.020% due 04/10/14 (Ê)(Þ)	400	401	Santander Drive Auto Receivables Trust
Dexia Credit Local SA			Series 2010-A Class A3
0.716% due 04/29/14 (Ê)(Þ)	1,700	1,702	1.830% due 11/17/14 (Þ)		175	175
Direct Capital Funding V LLC			Series 2014-1 Class A1
Series 2013-2 Class A1			0.270% due 01/15/15		2,560	2,559
0.700% due 09/20/14 (Þ)	1,207	1,209	TD Ameritrade Holding Corp.
Federal Home Loan Bank Discount			4.150% due 12/01/14		570	587
Notes			Telefonos de Mexico SAB de CV
Zero coupon due 02/19/14 (ç)(~)	7,600	7,600	5.500% due 01/27/15		865	902
First Investors Auto Owner Trust			Timken Co.
Series 2013-3A Class A1			6.000% due 09/15/14		760	784
0.330% due 11/17/14 (Þ)	767	767	United States Treasury Bills
Ford Credit Auto Lease Trust			Zero coupon due 03/20/14 (ç)(~)		67	67
Series 2011-B Class A4			United States Treasury Inflation Indexed
1.420% due 01/15/15	580	581	Bonds
Series 2012-A Class A3			1.250% due 04/15/14		1,624	1,633
0.850% due 01/15/15	2,403	2,405	2.000% due 07/15/14		6,504	6,642
Ford Credit Auto Owner Trust			United States Treasury Notes
Series 2014-A Class A1

See accompanying notes which are an integral part of this quarterly report.
176 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
0.250% due 01/15/15	2,000	2,002
Verizon Communications, Inc.
Series FRN
0.857% due 03/28/14 (Ê)	500	500
Volkswagen Auto Lease Trust
Series 2013-A Class A1
0.230% due 08/15/14	228	228
Westlake Automobile Receivables Trust
Series 2013-1A Class A1
0.550% due 10/15/14 (Þ)	2,432	2,432

Total Short-Term Investments
(cost $352,578)		352,754

Repurchase Agreements - 2.6%
Agreement with BNP Paribas and State
Street Bank (Tri-Party) of $32,600
dated January 31, 2014 at 0.04%
to be repurchased at $32,600 on
February 3, 2014 collateralized by:
$32,585 par various United States
Treasury Obligations, valued at
$33,122.	32,600	32,600
Agreement with Morgan Stanley and
State Street Bank (Tri-Party) of
$11,100 dated January 31, 2014 at
0.04% to be repurchased at $11,100
on February 3, 2014 collateralized
by: $11,156 par various United
States Treasury Obligations, valued
at $11,234.	11,100	11,100

Total Repurchase Agreements
(cost $43,700)		43,700

Total Investments 113.4%
(identified cost $1,893,095)		1,905,903

Other Assets and Liabilities,
Net - (13.4%)		(225,763)

Net Assets - 100.0%		1,680,140

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 177

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal		Cost per		Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)		Unit		(000)	(000)
Securities	Date	or Shares		$		$	$
0.6%
Banco Santander Brasil SA	03/17/11		900,000	100.00		900	900
Banco Santander Chile	01/11/11		1,000,000	100.00		1,000	995
Banque PSA Finance SA	03/28/11		700,000	100.00		700	699
DG Funding Trust	11/04/03		392	10,587.26		4,150	2,777
Electricite de France	01/13/14		1,325,000	96.73		1,281	1,288
Electricite de France	01/13/14		1,370,000	99.56		1,364	1,373
GSPA Monetization Trust	10/01/10		663,445	100.90		669	642
Ras Laffan Liquefied Natural Gas Co., Ltd. III	03/09/10		672,100	102.83		691	714
							9,388
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of	Notional		Expiration		(Depreciation)
		Contracts	Amount		Date		$

Long Positions
Eurodollar Futures (CME)		68	USD	16,921	03/15		13
Eurodollar Futures (CME)		98	USD	24,352	06/15		(7)
Eurodollar Futures (CME)		267	USD	66,223	09/15		60
Eurodollar Futures (CME)		782	USD	193,516	12/15		(64)
Eurodollar Futures (CME)		222	USD	54,789	03/16		(45)
Eurodollar Futures (CME)		35	USD	8,614	06/16		(8)
Eurodollar Futures (CME)		101	USD	24,789	09/16		9
Eurodollar Futures (CME)		11	USD	2,692	12/16		8
Eurodollar Futures (CME)		3	USD	732	03/17		5
Eurodollar Futures (CME)		5	USD	1,218	06/17		9
Three Month Euribor Interest Rate Futures (Germany)		10	EUR	2,494	12/14		2
Three Month Euribor Interest Rate Futures (Germany)		10	EUR	2,493	03/15		3
Three Month Euribor Interest Rate Futures (Germany)		10	EUR	2,492	06/15		3
Three Month Euribor Interest Rate Futures (Germany)		10	EUR	2,490	09/15		4
United States Treasury 2 Year Note Futures		66	USD	14,533	03/14		2
United States Treasury 5 Year Note Futures		388	USD	46,802	03/14		(64)
United States Treasury 10 Year Note Futures		279	USD	35,084	03/14		133
United States Treasury Long-Term Bond Futures		76	USD	10,153	03/14		197
United States Treasury Ultra Long-Term Bond Futures		18	USD	2,589	03/14		95
Short Positions
Eurodollar Futures (CME)		60	USD	14,808	03/16		9
United States Treasury Long-Term Bond Futures		2	USD	267	03/14		(6)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							358

See accompanying notes which are an integral part of this quarterly report.

178 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price	Amount		Date	$
Eurodollar 3 Year Mid Curve Futures Option	Put	30	97.38	USD	75	03/14/14	(4)
Inflationary Floor Options	Call	1	0.00	USD	1,930	11/23/20	(2)
Inflationary Floor Options	Put	1	0.00	USD	1,600	03/12/20	(1)
Inflationary Floor Options	Put	1	0.00	USD	1,000	04/07/20	—
Inflationary Floor Options	Put	1	0.00	USD	1,000	09/29/20	—
Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/EUR 0.700%	Call	1	0.00		500	03/19/14	—
USD Three Month LIBOR/USD 0.400%	Call	3	0.00		3,100	03/12/14	(6)
USD Three Month LIBOR/USD 0.600%	Call	2	0.00		1,400	03/19/14	—
USD Three Month LIBOR/USD 1.400%	Call	2	0.00		4,900	05/06/14	(5)
USD Three Month LIBOR/USD 1.550%	Call	3	0.00		8,000	07/28/14	(24)
USD Three Month LIBOR/USD 1.600%	Call	1	0.00		2,100	04/28/14	(7)
USD Three Month LIBOR/USD 2.400%	Call	1	0.00		1,000	03/17/14	—
USD Three Month LIBOR/USD 2.500%	Call	1	0.00		1,600	03/03/14	—
USD Three Month LIBOR/USD 2.600%	Call	1	0.00		1,000	03/03/14	(1)
USD Three Month LIBOR/USD 6.500%	Call	1	0.00		600	03/03/14	(1)
EUR 1.100%/USD Three Month LIBOR	Put	1	0.00		500	03/19/14	(1)
USD 0.400%/USD Three Month LIBOR	Put	3	0.00		3,100	03/12/14	—
USD 0.900%/USD Three Month LIBOR	Put	2	0.00		1,400	03/19/14	(1)
USD 1.900%/USD Three Month LIBOR	Put	1	0.00		2,000	03/03/14	(3)
USD 1.900%/USD Three Month LIBOR	Put	1	0.00		2,100	05/06/14	(12)
USD 2.000%/USD Three Month LIBOR	Put	2	0.00		29,300	03/31/14	(26)
USD 2.000%/USD Three Month LIBOR	Put	1	0.00		2,100	04/28/14	(8)
USD 2.400%/USD Three Month LIBOR	Put	1	0.00		4,700	07/28/14	(21)
USD 2.900%/USD Three Month LIBOR	Put	1	0.00		1,000	03/17/14	(7)
USD 3.100%/USD Three Month LIBOR	Put	1	0.00		600	03/03/14	(1)
USD 5.000%/USD Three Month LIBOR	Put	1	0.00		6,145	01/14/19	(141)
United States Treasury 10 Year Note Futures	Call	9	125.00	USD	9	05/23/14	(8)
United States Treasury 10 Year Note Futures	Put	9	122.00	USD	9	05/23/14	(6)
Total Liability for Options Written (premiums received $494)							(286)

Transactions in options written contracts for the period ended January 31, 2014 were as follows:
			Number of	Premiums
			Contracts	Received
Outstanding October 31, 2013				62	$369
Opened				40	334
Closed				(1)	(1)
Expired				(18)	(208)
Outstanding January 31, 2014				83	$494

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Australia and New Zealand Banking Group		AUD	11,077	NZD	11,958	02/14/14	(25)
Bank of America		USD	1,336	AUD	1,500	02/14/14	(24)
Bank of America		AUD	2,192	NZD	2,354	02/14/14	(15)
Bank of America		CHF	157	EUR	127	02/14/14	(2)
Bank of America		EUR	2,958	USD	4,046	02/14/14	57
Barclays		USD	394	EUR	290	02/14/14	(3)
Barclays		USD	4,802	NZD	5,728	02/14/14	(174)
Barclays		GBP	3,220	USD	5,269	03/12/14	(23)
Barclays		NOK	4,054	CHF	600	02/14/14	16

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 179

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
BNP Paribas	JPY	26,100	USD	253	02/18/14	(2)
BNP Paribas	JPY	49,800	USD	484	02/18/14	(4)
BNP Paribas	MXN	594	USD	46	02/06/14	2
Citigroup	USD	1,011	AUD	1,150	02/14/14	(5)
Citigroup	USD	3,593	AUD	4,140	02/14/14	28
Citigroup	USD	492	EUR	362	02/04/14	(4)
Citigroup	USD	335	GBP	202	03/12/14	(3)
Citigroup	USD	4,336	NZD	5,186	02/14/14	(145)
Citigroup	CAD	3,921	NZD	4,290	02/14/14	(53)
Citigroup	CAD	1,202	USD	1,133	03/20/14	54
Citigroup	CHF	7,211	USD	7,892	02/14/14	(62)
Citigroup	EUR	31,655	USD	43,578	02/04/14	884
Citigroup	EUR	6,223	USD	8,511	02/14/14	118
Citigroup	NZD	850	USD	707	02/14/14	20
Credit Suisse	USD	39,849	EUR	29,172	02/04/14	(504)
Credit Suisse	CHF	10,629	EUR	8,601	02/14/14	(124)
Credit Suisse	EUR	5,941	NOK	49,753	02/14/14	(90)
Credit Suisse	EUR	29,172	USD	39,848	03/04/14	503
Deutsche Bank	USD	4,130	AUD	4,709	02/14/14	(12)
Deutsche Bank	USD	800	CAD	875	02/14/14	(15)
Deutsche Bank	USD	386	EUR	281	02/04/14	(7)
Deutsche Bank	USD	998	EUR	726	02/04/14	(19)
Deutsche Bank	USD	1,523	EUR	1,114	02/04/14	(20)
Deutsche Bank	USD	564	EUR	412	03/04/14	(8)
Deutsche Bank	CAD	4,356	NZD	4,776	02/14/14	(51)
Deutsche Bank	CAD	4,434	NZD	4,790	02/14/14	(111)
Deutsche Bank	EUR	476	NOK	3,987	02/14/14	(7)
Deutsche Bank	GBP	1,191	NOK	12,002	02/14/14	(46)
Deutsche Bank	JPY	20,700	USD	199	02/18/14	(3)
Deutsche Bank	JPY	31,000	USD	302	02/18/14	(1)
Deutsche Bank	JPY	52,500	USD	503	02/18/14	(11)
Deutsche Bank	NOK	2,441	EUR	290	02/14/14	2
Deutsche Bank	NOK	8,571	EUR	1,015	02/14/14	4
Deutsche Bank	SEK	1,497	EUR	169	02/14/14	(1)
Deutsche Bank	SEK	11,104	USD	1,705	02/14/14	10
Goldman Sachs	USD	3,783	AUD	4,314	02/14/14	(10)
Goldman Sachs	AUD	3,292	NZD	3,554	02/14/14	(7)
Goldman Sachs	AUD	19,392	USD	17,219	02/14/14	259
Goldman Sachs	EUR	3,221	NOK	26,980	02/14/14	(48)
Goldman Sachs	SEK	27,918	USD	4,287	02/14/14	26
HSBC	JPY	74,324	USD	748	02/18/14	21
JPMorgan Chase	USD	1,310	EUR	967	03/04/14	(6)
JPMorgan Chase	EUR	967	USD	1,310	02/03/14	6
JPMorgan Chase	GBP	3,946	NOK	39,768	02/14/14	(154)
JPMorgan Chase	JPY	30,200	USD	287	02/18/14	(9)
JPMorgan Chase	JPY	31,500	USD	307	02/18/14	(2)
JPMorgan Chase	NOK	36,552	EUR	4,300	02/14/14	(21)
JPMorgan Chase	NZD	26,502	USD	21,805	02/14/14	391
JPMorgan Chase	SEK	39,332	USD	6,040	02/14/14	37
Royal Bank of Canada	USD	12,960	EUR	9,523	02/14/14	(116)
Royal Bank of Canada	AUD	1,939	NZD	2,083	02/14/14	(13)
Royal Bank of Canada	CAD	2,088	NZD	2,290	02/14/14	(24)
Royal Bank of Scotland	NOK	28,213	EUR	3,341	02/14/14	13
Royal Bank of Scotland	NOK	53,110	USD	8,611	02/14/14	154
UBS	USD	1,246	AUD	1,429	02/14/14	4
UBS	USD	1,088	CAD	1,213	02/14/14	1
UBS	USD	3,393	CHF	3,073	02/14/14	(4)
UBS	USD	8,587	GBP	5,213	02/14/14	(18)

See accompanying notes which are an integral part of this quarterly report.
180 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
				Amount		Amount			(Depreciation)
Counterparty				Sold		Bought		Settlement Date	$
UBS				USD	1,163	SEK	7,614	02/14/14	(1)
UBS				CAD	3,459	NZD	3,793	02/14/14	(39)
UBS				CHF	11,775	USD	12,987	02/14/14	(2)
UBS				EUR	795	USD	1,072	02/14/14	—
UBS				NZD	1,242	USD	1,004	02/14/14	—
UBS				SEK	45,782	EUR	5,167	02/14/14	(18)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									544

Index Swap Contracts
Amounts in thousands
								Termination
Fund Receives Underlying Security			Counterparty	Notional Amount			Terms	Date	Fair Value $
						1 Month LIBOR plus
Barclays US Aggregate Total Return		Bank of America		USD	39	0.120%		03/01/14	1,034
						1 Month LIBOR plus
Barclays US Aggregate Total Return		Barclays		USD	11	0.120%		03/01/14	290
						1 Month LIBOR plus
Barclays US Aggregate Total Return		Barclays		USD	5	0.120%		03/01/14	146
						1 Month LIBOR plus
Barclays US Aggregate Total Return		Barclays		USD	67	0.130%		09/01/14	133
						1 Month LIBOR plus
Barclays US Aggregate Total Return		Barclays		USD	22	0.080%		10/01/14	590
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)									2,193

Interest Rate Swaps

Amounts in thousands
									Fair
								Termination	Value
Counterparty	Notional Amount		Fund Receives			Fund Pays		Date	$
Bank of America	BRL	400	8.860%		Brazil Interbank Deposit Rate			01/02/17	(12)
Bank of America	MXN	600	5.500%		Mexico Interbank 28 Day Deposit Rate			09/02/22	(4)
Barclays	MXN	28,300	5.600%		Mexico Interbank 28 Day Deposit Rate			09/06/16	44
Barclays	MXN	9,000	5.500%		Mexico Interbank 28 Day Deposit Rate			09/13/17	7
Barclays	MXN	300	5.750%		Mexico Interbank 28 Day Deposit Rate			06/05/23	(2)
Barclays	MXN	600	6.000%		Mexico Interbank 28 Day Deposit Rate			06/05/23	(3)
Barclays	USD	3,420	3.145%		Three Month LIBOR			03/15/26	(159)
Barclays	USD	695	Three Month LIBOR		2.481%			11/15/27	61
Barclays	USD	695	Three Month LIBOR		2.417%			11/15/27	68
Barclays	USD	17,700	Three Month LIBOR		2.750%			06/19/43	2,897
Barclays	USD	1,530	Three Month LIBOR		3.490%			03/15/46	135
BNP Paribas	MXN	300	5.750%		Mexico Interbank 28 Day Deposit Rate			06/05/23	(2)
Citigroup	USD	1,600	1.000%		Federal Fund Effective Rate - 1 Year			10/15/17	(13)
Citigroup	USD	1,390	Three Month LIBOR		2.714%			08/15/42	226
Citigroup	USD	1,060	Three Month LIBOR		3.676%			11/15/43	13
Credit Suisse	JPY	310,000	Six Month LIBOR		1.000%			09/18/23	(62)
Deutsche Bank	MXN	600	5.750%		Mexico Interbank 28 Day Deposit Rate			06/05/23	(3)
Goldman Sachs	USD	32,500	1.500%		Three Month LIBOR			03/18/16	247
Goldman Sachs	BRL	200	9.095%		Brazil Interbank Deposit Rate			01/02/17	(6)
Goldman Sachs	MXN	600	5.750%		Mexico Interbank 28 Day Deposit Rate			06/05/23	(3)
Goldman Sachs	USD	3,820	2.804%		Three Month LIBOR			04/09/26	(295)
Goldman Sachs	USD	1,720	Three Month LIBOR		3.125%			04/09/46	264
HSBC	MXN	1,700	5.600%		Mexico Interbank 28 Day Deposit Rate			09/06/16	3
HSBC	BRL	400	8.950%		Brazil Interbank Deposit Rate			01/02/17	(13)
HSBC	MXN	1,000	5.500%		Mexico Interbank 28 Day Deposit Rate			09/13/17	1
HSBC	MXN	700	5.750%		Mexico Interbank 28 Day Deposit Rate			06/05/23	(4)

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 181

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Interest Rate Swaps
Amounts in thousands
										Fair
								Termination		Value
Counterparty	Notional Amount		Fund Receives			Fund Pays		Date		$
JPMorgan Chase	MXN	1,000	6.000%	Mexico Interbank 28 Day Deposit Rate				06/05/23		(5)
Morgan Stanley	MXN	1,700	5.600%	Mexico Interbank 28 Day Deposit Rate				09/06/16		3
Morgan Stanley	MXN	46,000	5.500%	Mexico Interbank 28 Day Deposit Rate				09/13/17		36
Morgan Stanley	USD	25,000	3.000%	Three Month LIBOR				09/21/17		208
Morgan Stanley	MXN	1,500	6.350%	Mexico Interbank 28 Day Deposit Rate				06/02/21		(1)
Morgan Stanley	MXN	2,100	5.500%	Mexico Interbank 28 Day Deposit Rate				09/02/22		(13)
Morgan Stanley	USD 4,000		Three Month LIBOR	3.500%				12/18/43		78
UBS	BRL	200	8.900%	Brazil Interbank Deposit Rate				01/02/17		(6)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $1,656 (å)										3,685

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
				Implied			Fund (Pays)/		Fair
				Credit	Notional		Receives	Termination	Value
Reference Entity			Counterparty	Spread	Amount		Fixed Rate	Date	$
American International Group, Inc.		Bank of America		0.306%	USD	900	1.000%	03/20/16		13
American International Group, Inc.		Citigroup		0.306%	USD	1,000	1.000%	03/20/16		15
Citigroup, Inc.		Deutsche Bank		0.253%	USD	100	1.000%	09/20/14		—
Export-Import Bank of China		Deutsche Bank		0.792%	USD	200	1.000%	06/20/17		1
GE Capital Corp.		Bank of America		0.454%	USD	2,300	1.000%	03/20/16		27
MetLife, Inc.		Bank of America		0.216%	USD	1,800	1.000%	12/20/14		14
MetLife, Inc.		Credit Suisse		0.216%	USD	100	1.000%	12/20/14		1
Morgan Stanley		Credit Suisse		0.300%	USD	300	1.000%	09/20/14		1
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - ($61)										72

Credit Indices
							Fund (Pays)/		Fair
					Notional		Receives	Termination	Value
Reference Entity			Counterparty		Amount		Fixed Rate	Date	$
CDX Investment Grade Index		JPMorgan Chase			USD	675	0.553%	12/20/17		11
CDX Investment Grade Index		Pershing			USD	289	0.548%	12/20/17		4
CDX NA Investment Grade Index		Barclays			USD	1,300	1.000%	12/20/18		17
iTraxx Europe Index		Goldman Sachs			EUR	2,800	1.000%	12/20/18		33
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $14										65

Sovereign Issues
				Implied			Fund (Pays)/		Fair
				Credit	Notional		Receives	Termination	Value
Reference Entity			Counterparty	Spread	Amount		Fixed Rate	Date	$
Brazil Government International Bond		Barclays		0.833%	USD	500	1.000%	06/20/15		2
Brazil Government International Bond		Bank of America		0.950%	USD	1,000	1.000%	09/20/15		2
Brazil Government International Bond		Citigroup		0.950%	USD	1,000	1.000%	09/20/15		2
Brazil Government International Bond		HSBC		0.950%	USD	700	1.000%	09/20/15		1
Brazil Government International Bond		JPMorgan Chase		0.950%	USD	200	1.000%	09/20/15		—
Brazil Government International Bond		UBS		0.950%	USD	500	1.000%	09/20/15		1
Brazil Government International Bond		JPMorgan Chase		1.323%	USD	200	1.000%	09/20/16		(2)
China Government International Bond		Morgan Stanley		0.216%	USD	300	1.000%	03/20/15		2
China Government International Bond		Barclays		0.517%	USD	500	1.000%	12/20/16		7
China Government International Bond		Barclays		0.517%	USD	400	1.000%	12/20/16		5
China Government International Bond		Deutsche Bank		0.517%	USD	400	1.000%	12/20/16		5
China Government International Bond		Deutsche Bank		0.517%	USD	400	1.000%	12/20/16		5
Mexico Government International Bond		Citigroup		0.355%	USD	400	1.000%	03/20/15		3

See accompanying notes which are an integral part of this quarterly report.
182 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Mexico Government International Bond	Credit Suisse		0.355%	USD	400	1.000%	03/20/15	3
Mexico Government International Bond	Deutsche Bank		0.355%	USD	200	1.000%	03/20/15	1
Mexico Government International Bond	Bank of America		0.449%	USD	300	1.000%	09/20/15	3
Mexico Government International Bond	Citigroup		0.449%	USD	700	1.000%	09/20/15	6
Mexico Government International Bond	Deutsche Bank		0.498%	USD	900	1.000%	03/20/16	9
Mexico Government International Bond	Goldman Sachs		0.498%	USD	3,100	1.000%	03/20/16	31
Mexico Government International Bond	Citigroup		0.555%	USD	1,000	1.000%	06/20/16	10
Mexico Government International Bond	Deutsche Bank		0.555%	USD	2,100	1.000%	06/20/16	21
Mexico Government International Bond	Morgan Stanley		0.600%	USD	300	1.000%	09/20/16	3
United States Government Bond	BNP Paribas		0.308%	EUR	1,000	0.250%	03/20/16	(2)
Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - ($49)								118
Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($96) (å)								255

Presentation of Portfolio Holdings

Amounts in thousands

					Fair Value
Portfolio Summary	Level 1		Level 2			Level 3		Total
Long-Term Investments
Asset-Backed Securities		$—		$100,737		$—		$100,737
Corporate Bonds and Notes		—		242,527		5,195		247,722
International Debt		—		98,674		4,574		103,248
Mortgage-Backed Securities		—		567,913		5,959		573,872
Municipal Bonds		—		28,581		—		28,581
Non-US Bonds		—		41,243		—		41,243
United States Government Agencies		—		36,315		—		36,315
United States Government Treasuries		—		373,207		—		373.207
Preferred Stocks		1,073		—		2,777		3,850
Options Purchased		—		674		—		674
Short-Term Investments		—		352,754		—		352,754
Repurchase Agreements		—		43,700		—		43,700
Total Investments		1,073		1,886,325		18,505		1,905,903

Other Financial Instruments
Futures Contracts		358		—		—		358
Options Written		(18)		(266)		(2)		(286)
Foreign Currency Exchange Contracts		6		538		—		544
Index Swap Contracts		—		2,193		—		2,193
Interest Rate Swap Contracts		—		3,685		—		3,685
Credit Default Swap Contracts		—		255		—		255
Total Other Financial Instruments*		$346		$6,405		$(2)		$6,749

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2014, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 183

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended January 31, 2014 were as follows:

										Net Change in
										Unrealized
										Appreciation/
										(Depreciation)
						Net	Net	Net Change		on
	Beginning			Accrued	Realized Transfers Transfers in Unrealized				Ending	Investments
Category and	Balance	Gross	Gross Discounts/		Gain	into	out of Appreciation/ Balance of			held as of
Subcategory	11/1/2013 Purchases Sales (Premiums)				(Loss)	Level 3	Level 3 (Depreciation)		1/31/2014	1/31/2014
Long-Term Investments
Asset Backed Securities	$485	$—	$4	$—	$—	$—	$489	$8	$—	$—
Corporate Bonds and Notes	8,298	—	3,243	(1)	67	—	—	74	5,195	74
International Debt	3,801	1,645	—	—	—	—	859	(13)	4,574	(13)
Mortgage-Backed Securities	10,240	258	827	(118)	(3)	—	3,588	(3)	5,959	(3)
Preferred Stocks	2,776	—	—	—	—	—	—	1	2,777	1
Total Investments	25,600	1,903	4,074	(119)	64	—	4,936	67	18,505	59
Other Financial Instruments
Options Written	(5)	—	—	—	—	—	—	3	(2)	3
Total Investments	(5)	—	—	—	—	—	—	3	(2)	3

See accompanying notes which are an integral part of this quarterly report.

184 Russell Investment Grade Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 82.3%			Series 2014-1 Class A2
Asset-Backed Securities - 9.3%			0.960% due 04/20/17	285	286
			Series 2014-1 Class B
Access Group, Inc.			2.220% due 01/22/19	3,315	3,328
Series 2005-A Class A2
0.459% due 04/27/26 (Ê)	1,738	1,733	Capital One Multi-Asset Execution Trust
			Series 2005-B1 Class B1
Ally Auto Receivables Trust			4.900% due 12/15/17	2,075	2,161
Series 2010-3 Class A4
1.550% due 08/17/15	760	762	Carfinance Capital Auto Trust
			Series 2013-2A Class A
Series 2012-SN1 Class A4			1.750% due 11/15/17 (Þ)	2,664	2,665
0.700% due 12/21/15	1,995	1,998
			Carmax Auto Owner Trust
Ally Master Owner Trust			Series 2013-2 Class A2
Series 2010-2 Class A			0.420% due 06/15/16	471	471
4.250% due 04/15/17 (Þ)	3,000	3,124
			CCG Receivables Trust
Series 2012-1 Class A2			Series 2013-1 Class A2
1.440% due 02/15/17	1,720	1,735	1.050% due 08/14/20 (Þ)	1,295	1,296
Series 2012-3 Class A2			Centex Home Equity Loan Trust
1.210% due 06/15/17	4,100	4,123	Series 2003-C Class AF4
Series 2012-4 Class A			5.460% due 04/25/32	63	63
1.720% due 07/15/19	7,500	7,546	CFC LLC
Series 2013-1 Class A2			Series 2013-1A Class A
1.000% due 02/15/18	615	617	1.650% due 07/17/17 (Þ)	881	879
AmeriCredit Automobile Receivables			Chesapeake Funding LLC
Trust			Series 2012-1A Class A
Series 2010-4 Class B			0.915% due 11/07/23 (Ê)(Þ)	1,268	1,273
1.990% due 10/08/15	159	160	Series 2013-1A Class A
Series 2011-3 Class A3			0.608% due 01/07/25 (Ê)(Þ)	390	389
1.170% due 01/08/16	90	91	CIT Marine Trust
Series 2011-3 Class B			Series 1999-A Class A4
2.280% due 06/08/16	1,670	1,678	6.250% due 11/15/19	21	21
Series 2012-4 Class A3			CNH Equipment Trust
0.670% due 06/08/17	5,017	5,017	Series 2012-D Class A2
ARI Fleet Lease Trust			0.450% due 04/15/16	144	144
Series 2013-A Class A2			Countrywide Asset-Backed Certificates
0.700% due 12/15/15 (Þ)	260	260	Series 2001-BC3 Class A
Series 2013-A Class A3			0.638% due 12/25/31 (Ê)	56	40
0.920% due 07/15/21 (Þ)	1,560	1,561	Series 2005-1 Class AF4
Asset Backed Securities Corp. Home			5.147% due 02/25/33	191	193
Equity Loan Trust			Series 2005-4 Class AF3
Series 2002-HE1 Class M1			4.456% due 10/25/35	20	20
1.810% due 03/15/32 (Ê)	339	321	Series 2005-17 Class 4A2A
Series 2004-HE6 Class A1			0.418% due 05/25/36 (Ê)	156	156
0.433% due 09/25/34 (Ê)	104	103	Series 2006-3 Class 2A2
Atlantic City Electric Transition Funding			0.338% due 06/25/36 (Ê)	157	150
LLC			Series 2007-4 Class A2
Series 2003-1 Class A2			5.530% due 04/25/47	310	283
4.460% due 10/20/16	161	163
			Dryden VIII Leveraged Loan CDO
Bear Stearns Asset Backed Securities			Series 2005-8A Class A
I Trust			0.488% due 05/22/17 (Ê)(Þ)	162	161
Series 2006-HE9 Class 1A2
0.308% due 11/25/36 (Ê)	2,175	1,530	Edsouth Indenture No. 2 LLC
			Series 2012-1 Class A1
Series 2007-HE7 Class 1A1			1.308% due 09/25/40 (Ê)(Þ)	1,004	1,023
1.158% due 10/25/37 (Ê)	347	327
			Enterprise Fleet Financing LLC
Capital Auto Receivables Asset Trust			Series 2012-1 Class A2
Series 2013-1 Class B			1.140% due 11/20/17 (Þ)	340	341
1.290% due 04/20/18	1,665	1,657

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 185

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-2 Class A2			Series 2007-5A Class A
0.720% due 04/20/18 (Þ)	2,354	2,354	0.932% due 10/18/21 (Ê)(Þ)	437	435
Series 2013-2 Class A2			GSAMP Trust
1.060% due 03/20/19 (Þ)	750	752	Series 2007-FM1 Class A2A
Equity One Mortgage Pass-Through			0.228% due 12/25/36 (Ê)	87	44
Trust			Hertz Fleet Lease Funding, LP
Series 2003-4 Class M1			Series 2013-3 Class A
5.405% due 10/25/34	349	345	0.711% due 12/10/27 (Ê)(Þ)	340	341
Exeter Automobile Receivables Trust			Series 2013-3 Class C
Series 2013-1A Class A			1.611% due 12/10/27 (Ê)(Þ)	2,240	2,240
1.290% due 10/16/17 (Þ)	756	756	Honda Auto Receivables Owner Trust
Series 2014-1A Class A			Series 2011-3 Class A3
1.290% due 05/15/18 (Å)	3,535	3,535	0.880% due 09/21/15	188	189
Federal Home Loan Mortgage Corp.			Series 2013-4 Class A2
Structured Pass Through Securities			0.450% due 04/18/16	675	675
Series 2000-30 Class A5			HSBC Home Equity Loan Trust
7.706% due 12/25/30	2,220	2,234	Series 2005-1 Class A
Ford Credit Auto Lease Trust			0.447% due 01/20/34 (Ê)	131	130
Series 2013-B Class A2B			Huntington Auto Trust
0.430% due 01/15/16 (Ê)	335	335	Series 2012-2 Class A2
Ford Credit Auto Owner Trust			0.380% due 09/15/15	220	220
Series 2012-D Class A2			Hyundai Auto Receivables Trust
0.400% due 09/15/15	123	123	Series 2011-A Class A4
Series 2013-D Class A2			1.780% due 12/15/15	531	533
0.450% due 08/15/16	1,400	1,400	Series 2013-C Class A2
Ford Credit Floorplan Master Owner			0.570% due 06/15/16	590	591
Trust			JCP&L Transition Funding LLC
Series 2010-3 Class A2			Series 2002-A Class A4
1.860% due 02/15/17 (Ê)(Þ)	750	761	6.160% due 06/05/19	169	189
Series 2011-1 Class A2			Long Beach Mortgage Loan Trust
0.760% due 02/15/16 (Ê)	475	475	Series 2004-4 Class 1A1
Series 2012-4 Class A2			0.718% due 10/25/34 (Ê)	20	19
0.510% due 09/15/16 (Ê)	525	525	Massachusetts Educational Financing
Franklin CLO, Ltd.			Authority
Series 2006-5A Class A2			Series 2008-1 Class A1
0.503% due 06/15/18 (Ê)(Þ)	960	952	1.189% due 04/25/38 (Ê)	800	804
Fremont Home Loan Trust			Mercedes-Benz Auto Receivables Trust
Series 2005-2 Class M2			Series 2012-1 Class A2
0.638% due 06/25/35 (Ê)	1,300	1,269	0.370% due 03/16/15	76	76
Series 2006-E Class 2A1			Merrill Lynch Mortgage Investors Trust
0.218% due 01/25/37 (Ê)	13	6	Series 2006-FF1 Class M2
GE Equipment Midticket LLC			0.448% due 08/25/36 (Ê)	200	179
Series 2013-1 Class A2			Nissan Master Owner Trust Receivables
0.640% due 03/22/16	250	250	Series 2012-A Class A
GE Equipment Small Ticket LLC			0.630% due 05/15/17 (Ê)	1,235	1,238
Series 2012-1A Class A3			Oak Hill Credit Partners IV, Ltd.
1.040% due 09/21/15 (Þ)	165	166	Series 2005-4A Class A1B
GE Equipment Transportation LLC			0.489% due 05/17/21 (Ê)(Þ)	1,160	1,160
Series 2013-1 Class A2			Pacifica CDO V Corp.
0.500% due 11/24/15	248	248	Series 2006-5A Class A1
Series 2013-2 Class A2			0.499% due 01/26/20 (Ê)(Þ)	274	272
0.610% due 06/24/16	480	480	Prestige Auto Receivables Trust
GE-WMC Mortgage Securities Trust			Series 2013-1A Class A2
Series 2006-1 Class A2A			1.090% due 02/15/18 (Þ)	1,012	1,015
0.198% due 08/25/36 (Ê)	10	5	Renaissance Home Equity Loan Trust

Goldentree Loan Opportunities V, Ltd.

See accompanying notes which are an integral part of this quarterly report.

186 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-4 Class A3			Series 2008-1 Class A2
5.565% due 02/25/36	90	80	0.789% due 03/01/18 (Ê)	127	127
Series 2007-2 Class AF2			Series 2008-1 Class A3
5.675% due 06/25/37	351	188	0.989% due 03/02/20 (Ê)	700	699
Santander Drive Auto Receivables Trust			Series 2008-1 Class A4
Series 2011-1 Class B			1.239% due 09/03/24 (Ê)	400	402
2.350% due 11/16/15	2,831	2,842	Structured Asset Investment Loan Trust
Series 2011-2 Class B			Series 2003-BC11 Class M1
2.660% due 01/15/16	446	448	1.133% due 10/25/33 (Ê)	478	458
Series 2012-1 Class B			USAA Auto Owner Trust
2.720% due 05/16/16	1,680	1,697	Series 2012-1 Class A2
Series 2012-2 Class B			0.380% due 06/15/15	16	17
2.090% due 08/15/16	1,095	1,105	Volkswagen Auto Loan Enhanced Trust
Series 2012-4 Class A3			Series 2012-2 Class A2
1.040% due 08/15/16	2,984	2,990	0.330% due 07/20/15	229	229
Series 2012-4 Class B			World Omni Auto Receivables Trust
1.830% due 03/15/17	1,230	1,244	Series 2013-B Class A2
Series 2013-1 Class B			0.480% due 11/15/16	700	700
1.160% due 01/15/19	2,490	2,494			117,705
Series 2013-2 Class B			Corporate Bonds and Notes - 14.4%
1.330% due 03/15/18	695	702	AbbVie, Inc.
Series 2013-3 Class B			1.200% due 11/06/15	300	303
1.190% due 05/15/18	1,960	1,959	1.750% due 11/06/17	150	151
SLM Private Credit Student Loan Trust			2.000% due 11/06/18	175	174
Series 2006-B Class A4			Ally Financial, Inc.
0.423% due 03/15/24 (Ê)	600	587	8.300% due 02/12/15	200	213
SLM Private Education Loan Trust			4.625% due 06/26/15	100	103
Series 2010-A Class 2A			Altria Group, Inc.
3.410% due 05/16/44 (Ê)(Þ)	2,920	3,093	4.125% due 09/11/15	750	791
Series 2011-A Class A1			American Honda Finance Corp.
1.160% due 10/15/24 (Ê)(Þ)	2,066	2,075	0.740% due 10/07/16 (Ê)	600	604
Series 2012-B Class A1			American International Group, Inc.
1.260% due 12/15/21 (Ê)(Þ)	298	300	4.875% due 09/15/16	1,570	1,724
Series 2012-B Class A2			Anheuser-Busch InBev Finance, Inc.
3.480% due 10/15/30 (Þ)	1,950	2,040	0.639% due 02/01/19 (Ê)	600	599
Series 2012-C Class A1			Anheuser-Busch InBev Worldwide, Inc.
1.260% due 08/15/23 (Ê)(Þ)	3,375	3,393	7.750% due 01/15/19	955	1,199
Series 2013-B Class A2A			Ashland, Inc.
1.850% due 06/17/30 (Þ)	2,490	2,416	3.000% due 03/15/16	2,200	2,241
SLM Student Loan Trust			AT&T, Inc.
Series 2003-7A Class A5A			5.800% due 02/15/19	1,620	1,884
1.443% due 12/15/33 (Ê)(Þ)	514	520	Series FRN
Series 2008-7 Class A2			0.619% due 02/12/16 (Ê)	6,200	6,196
0.739% due 10/25/17 (Ê)	1,078	1,078	Bank of America Corp.
Small Business Administration			4.500% due 04/01/15	4,900	5,107
Participation Certificates			4.750% due 08/01/15	1,760	1,856
Series 2009-20D Class 1			6.500% due 08/01/16	1,800	2,025
4.310% due 04/01/29	373	401
			Series MTNL
SMART Trust			5.650% due 05/01/18	350	399
Series 2011-2USA Class A4A
2.310% due 04/14/17 (Þ)	2,125	2,154	Bear Stearns Cos. LLC (The)
Series 2012-1USA Class A4A			5.550% due 01/22/17	3,030	3,381
2.010% due 12/14/17 (Þ)	4,060	4,097	Boston Scientific Corp.
South Carolina Student Loan Corp.			6.400% due 06/15/16	1,347	1,504
			Bristol-Myers Squibb Co.

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 187

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.875% due 08/01/17	525	520	0.750% due 08/10/15	275	276
Caterpillar Financial Services Corp.			Glencore Funding LLC
1.100% due 05/29/15	705	711	2.500% due 01/15/19 (Þ)	1,455	1,406
Chevron Corp.			Goldman Sachs Group, Inc. (The)
1.104% due 12/05/17	670	663	3.300% due 05/03/15	2,935	3,024
1.718% due 06/24/18	1,755	1,764	6.150% due 04/01/18	325	373
Cintas Corp. No. 2			2.625% due 01/31/19	3,150	3,153
2.850% due 06/01/16	1,465	1,519	Harley-Davidson Financial Services,
CIT Group, Inc.			Inc.
5.000% due 05/15/17	350	373	1.150% due 09/15/15 (Þ)	750	753
Citigroup, Inc.			Hartford Financial Services Group, Inc.
2.250% due 08/07/15	3,795	3,874	4.000% due 10/15/17	1,705	1,838
1.199% due 07/25/16 (Ê)	5,900	5,967	HCA, Inc.
2.500% due 09/26/18	450	453	6.500% due 02/15/16	100	109
Constellation Energy Group, Inc.			8.500% due 04/15/19	600	632
4.550% due 06/15/15	550	577	Hewlett-Packard Co.
Coventry Health Care, Inc.			3.300% due 12/09/16	4,600	4,852
5.950% due 03/15/17	775	879	2.750% due 01/14/19	1,605	1,616
Crown Castle Towers LLC			Hidden Ridge Facility Trustee
5.495% due 01/15/17 (Å)	1,480	1,618	5.650% due 01/01/22 (Å)	4,332	4,602
CVS Caremark Corp.			Home Depot, Inc. (The)
3.250% due 05/18/15	890	920	2.250% due 09/10/18	2,300	2,351
Daimler Finance NA LLC			HSBC Finance Corp.
0.918% due 08/01/16 (Ê)(Þ)	1,800	1,810	0.669% due 06/01/16 (Ê)	200	200
Dayton Power & Light Co. (The)			HSBC USA, Inc.
1.875% due 09/15/16 (Å)	300	306	2.375% due 02/13/15	970	989
DIRECTV Holdings LLC / DIRECTV			2.625% due 09/24/18	375	384
Financing Co., Inc.			Humana, Inc.
3.500% due 03/01/16	1,125	1,181	6.450% due 06/01/16	383	428
Dominion Resources, Inc.			Intel Corp.
Series C			1.350% due 12/15/17	685	683
5.150% due 07/15/15	650	691	International Business Machines Corp.
eBay, Inc.			0.550% due 02/06/15	2,480	2,489
0.700% due 07/15/15	1,825	1,833	5.700% due 09/14/17	980	1,128
Enterprise Products Operating LLC			International Lease Finance Corp.
1.250% due 08/13/15	125	126	4.875% due 04/01/15	441	456
Express Scripts Holding Co.			2.193% due 06/15/16 (Ê)	4,750	4,774
3.500% due 11/15/16	2,675	2,846	3.875% due 04/15/18	800	802
First Horizon National Corp.
5.375% due 12/15/15	300	322	JPMorgan Chase & Co.
			Series GMTN
Florida Gas Transmission Co. LLC			0.857% due 02/26/16 (Ê)	4,800	4,820
4.000% due 07/15/15 (Å)	500	521
			JPMorgan Chase Bank NA
Ford Motor Credit Co. LLC			0.574% due 06/13/16 (Ê)	1,400	1,391
7.000% due 04/15/15	200	214
			Lehman Brothers Holdings Capital Trust
2.750% due 05/15/15	800	819	VII
8.000% due 12/15/16	1,000	1,180	5.857% due 11/29/49 (ƒ)(Ø)	270	—
General Electric Capital Corp.			Lorillard Tobacco Co.
0.472% due 01/14/16 (Ê)	900	900	8.125% due 06/23/19	1,250	1,557
Series GMTN			MacDermid, Inc. 1st Lien Term Loan
4.625% due 01/07/21	675	744	4.000% due 06/07/20 (Ê)	2,040	2,053
General Electric Co.			MassMutual Global Funding II
0.850% due 10/09/15	520	523	2.000% due 04/05/17 (Þ)	1,090	1,111
5.250% due 12/06/17	250	284	2.100% due 08/02/18 (Þ)	280	281
Georgia Power Co.			Mattel, Inc.

See accompanying notes which are an integral part of this quarterly report.
188 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.500% due 11/01/16	1,215	1,255	Series MTNI
McKesson Corp.			5.400% due 12/01/15	5,400	5,670
0.950% due 12/04/15	660	661	Sprint Communications, Inc.
MetLife, Inc.			8.375% due 08/15/17	500	578
5.000% due 06/15/15	1,065	1,128	Symantec Corp.
Morgan Stanley			2.750% due 09/15/15	1,485	1,529
6.000% due 04/28/15	1,000	1,062	Toyota Motor Credit Corp.
0.719% due 10/15/15 (Ê)	2,390	2,387	0.875% due 07/17/15	525	529
5.375% due 10/15/15	2,675	2,870	1.250% due 10/05/17	885	881
National Rural Utilities Cooperative			United Technologies Corp.
Finance Corp.			1.800% due 06/01/17	1,015	1,036
1.900% due 11/01/15	1,505	1,541	UnitedHealth Group, Inc.
NBCUniversal Enterprise, Inc.			0.850% due 10/15/15	2,310	2,321
0.776% due 04/15/16 (Å)(Ê)	100	100	Verizon Communications, Inc.
1.662% due 04/15/18 (Þ)	105	104	2.500% due 09/15/16	475	491
1.974% due 04/15/19 (Þ)	190	187	1.993% due 09/14/18 (Ê)	100	105
New York Life Global Funding			3.650% due 09/14/18	100	106
0.750% due 07/24/15 (Þ)	300	301	4.500% due 09/15/20	6,417	6,912
Nissan Motor Acceptance Corp.			Series FRN
0.946% due 09/26/16 (Ê)(Þ)	375	377	1.773% due 09/15/16 (Ê)	4,500	4,633
Nomura Holdings, Inc.			WellPoint, Inc.
2.000% due 09/13/16	2,235	2,258	1.250% due 09/10/15	506	511
Northeast Utilities			Wells Fargo & Co
1.450% due 05/01/18	175	172	0.767% due 07/20/16 (Ê)	4,300	4,321
Oracle Corp.			Wells Fargo & Co.
5.750% due 04/15/18	980	1,143	1.250% due 07/20/16	1,400	1,413
PepsiCo, Inc.			Wells Fargo Bank NA
2.500% due 05/10/16	250	259	Series BKNT
5.000% due 06/01/18	2,810	3,194	0.517% due 07/20/15 (Ê)(~)	1,300	1,303
Petrohawk Energy Corp.			Williams Partners, LP
7.250% due 08/15/18	1,540	1,648	4.125% due 11/15/20	1,262	1,320
Philip Morris International, Inc.			WM Wrigley Jr Co.
2.500% due 05/16/16	250	260	1.400% due 10/21/16 (Þ)	125	126
Principal Financial Group, Inc.			Yum! Brands, Inc.
1.850% due 11/15/17	110	109	4.250% due 09/15/15	1,570	1,655
Principal Life Global Funding II			ZFS Finance USA Trust V
1.000% due 12/11/15 (Þ)	250	251	6.500% due 05/09/37 (Þ)	1,090	1,162
0.606% due 05/27/16 (Ê)(Þ)	495	496			183,370
Quebecor World Capital Corp.			International Debt - 10.8%
4.875% due 01/02/49 (Ø)	205	—	ABN AMRO Bank NV
6.125% due 11/15/49 (Ø)	70	—	1.035% due 10/28/16 (Ê)(Þ)	1,100	1,104
SABMiller Holdings, Inc.			Abu Dhabi National Energy Co.
2.450% due 01/15/17 (Þ)	415	429	4.125% due 03/13/17 (Þ)	920	974
Samsung Electronics America, Inc.			AIMCO CLO
1.750% due 04/10/17 (Þ)	1,815	1,816	Series 2005-AA Class A1B
SLM Corp.			0.487% due 10/20/19 (Ê)(Þ)	734	723
3.875% due 09/10/15	1,985	2,045	AKCB Finance, Ltd.
6.250% due 01/25/16	5,500	5,912	3.250% due 10/22/18	1,400	1,391
Southern Co. (The)			Avenue CLO III, Ltd.
2.450% due 09/01/18	1,325	1,359	Series 2006-3A Class A1L
Southern Copper Corp.			0.497% due 07/20/18 (Ê)(Þ)	183	182
6.375% due 07/27/15	300	321	Baidu Inc.
Springleaf Finance Corp.			3.250% due 08/06/18	755	763
			Banco do Nordeste do Brasil SA

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
3.625% due 11/09/15 (Þ)		600	609	Hutchison Whampoa International 11,
Banco Mercantil del Norte SA				Ltd.
4.375% due 07/19/15 (Þ)		500	521	3.500% due 01/13/17 (Þ)		1,500	1,572
Banco Nacional de Desenvolvimento				Hydro-Quebec
Economico e Social				2.000% due 06/30/16		3,900	4,019
3.375% due 09/26/16 (Þ)		2,150	2,180	Industrial Bank of Korea
Banco Santander Chile				3.750% due 09/29/16 (Þ)		1,900	2,014
3.750% due 09/22/15 (Þ)		1,000	1,030	ING Bank NV
BBVA US Senior SAU				3.750% due 03/07/17 (Þ)		325	345
4.664% due 10/09/15		1,690	1,774	Intesa Sanpaolo SpA
BHP Billiton Finance USA, Ltd.				2.375% due 01/13/17		4,320	4,317
3.850% due 09/30/23		1,095	1,115	JPMorgan Chase Bank NA
BP Capital Markets PLC				5.375% due 09/28/16	GBP	3,000	5,371
0.656% due 11/07/16 (Ê)		375	377	Korea Development Bank (The)
2.241% due 09/26/18		300	304	3.250% due 03/09/16		1,800	1,875
CNPC General Capital, Ltd.				Korea East-West Power Co., Ltd.
1.450% due 04/16/16 (Þ)		600	601	2.500% due 07/16/17 (Þ)		1,000	1,012
Cooperatieve Centrale Raiffeisen-				Korea Finance Corp.
Boerenleenbank BA				2.875% due 08/22/18		2,255	2,305
2.125% due 10/13/15		815	837	Korea Gas Corp.
2.250% due 01/14/19		1,250	1,250	2.875% due 07/29/18 (Þ)		1,430	1,450
4.625% due 12/01/23		415	420	Korea Housing Finance Corp.
Covidien International Finance SA				4.125% due 12/15/15 (Þ)		700	738
1.350% due 05/29/15		1,170	1,181	Lafayette CLO I, Ltd.
Dryden XXI Leveraged Loan CDO LLC				Series 2012-1A Class A
Series 2008-21A Class A				1.642% due 09/06/22 (Ê)(Þ)		215	215
1.788% due 10/17/20 (Ê)(Þ)		1,193	1,194	Lloyds Banking Group PLC
Eksportfinans ASA				6.657% due 12/31/49 (ƒ)(Þ)		2,435	2,344
2.375% due 05/25/16		1,740	1,716	Lukoil International Finance BV
Electricite de France				3.416% due 04/24/18 (Þ)		2,800	2,779
1.150% due 01/20/17 (Þ)		625	626	Morgan Stanley
2.150% due 01/22/19 (Å)		1,460	1,453	4.750% due 11/16/18	AUD	2,570	2,264
4.875% due 01/22/44 (Þ)		400	389	Motor PLC
				Series 2012-12A Class A1C
Export-Import Bank of Korea				1.286% due 02/25/20 (Þ)		5,520	5,525
2.046% due 03/21/15 (Å)(Ê)		1,600	1,623
				MT Wilson Clo II, Ltd.
0.992% due 01/14/17 (Ê)		900	904	Series 2007-2A Class A1
Granite Master Issuer PLC				0.472% due 07/11/20 (Ê)(Þ)		841	832
Series 2005-2 Class A7				NOB Hill CLO, Ltd.
0.802% due 12/20/54 (Ê)	GBP	476	777	Series 2006-1A Class A1
Series 2005-2 Class A8				0.491% due 08/15/18 (Ê)(Þ)		1,162	1,153
0.802% due 12/20/54 (Ê)	GBP	577	941	Norske Skogindustrier ASA
Series 2005-4 Class A6				6.125% due 10/15/15 (Þ)		535	420
0.722% due 12/20/54 (Ê)	GBP	251	409	ORANGE SA
Series 2006-2 Class A6				2.750% due 02/06/19		1,110	1,115
0.702% due 12/20/54 (Ê)	GBP	677	1,103	Pacific Rubiales Energy
Great Hall Mortgages PLC				7.250% due 12/12/21 (Å)		2,055	2,158
Series 2007-2X Class AC				Petrobras Global Finance BV
0.373% due 06/18/39 (Ê)		482	453	1.857% due 05/20/16 (Ê)		2,200	2,170
Gulf Stream Compass CLO, Ltd.				Petrobras International Finance Co.
Series 2006-2A Class A2				5.750% due 01/20/20		3,090	3,188
0.497% due 01/24/20 (Ê)(Þ)		517	515	Province of Ontario Canada
Hewett's Island CDO, Ltd.				1.000% due 07/22/16		1,200	1,208
Series 2007-6A Class AT				1.600% due 09/21/16		14,500	14,811
0.462% due 06/09/19 (Ê)(Þ)		2,970	2,946
				1.100% due 10/25/17		4,700	4,662

See accompanying notes which are an integral part of this quarterly report.
190 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Qatari Diar Finance Co.			Series 2004-4 Class 4A
3.500% due 07/21/15 (Þ)	1,400	1,452	2.349% due 02/25/45 (Ê)	182	183
QGOG Atlantic / Alaskan Rigs, Ltd.			Banc of America Commercial Mortgage
5.250% due 07/30/18 (Þ)	1,076	1,109	Trust
Qtel International Finance, Ltd.			Series 2006-2 Class AM
3.375% due 10/14/16 (Þ)	2,800	2,940	5.772% due 05/10/45	1,270	1,398
Rio Tinto Finance USA PLC			Series 2007-2 Class A1A
1.375% due 06/17/16	1,215	1,227	5.584% due 04/10/49	880	956
2.250% due 12/14/18	1,160	1,165	Series 2007-2 Class AM
3.500% due 03/22/22	1,195	1,183	5.645% due 04/10/49	1,050	1,168
Royal Bank of Scotland PLC (The)			Series 2008-1 Class A3
2.550% due 09/18/15	1,275	1,304	6.178% due 02/10/51	870	882
Sanofi			Banc of America Funding Trust
1.250% due 04/10/18	600	590	Series 2005-D Class A1
Seagate HDD Cayman			2.632% due 05/25/35 (Ê)	305	313
3.750% due 11/15/18 (Þ)	1,555	1,586	Series 2006-A Class 1A1
Shell International Finance BV			2.631% due 02/20/36 (Ê)	646	647
0.307% due 11/10/15 (Ê)	1,200	1,200	Series 2006-F Class 1A2
0.625% due 12/04/15	600	602	2.635% due 07/20/36 (Ê)	47	25
0.451% due 11/15/16 (Ê)	1,750	1,751	Series 2006-I Class 5A1
SMART Trust			5.685% due 10/20/46 (Ê)	274	248
Series 2011-4USA Class A3A			Banc of America Merrill Lynch
1.810% due 11/14/15 (Þ)	6,135	6,165	Commercial Mortgage, Inc.
Sumitomo Mitsui Banking Corp.			Series 2004-4 Class B
1.350% due 07/18/15	1,700	1,718	4.985% due 07/10/42	915	931
Teva Pharmaceutical Finance II BV /			Series 2005-1 Class A4
Teva Pharmaceutical Finance III LLC			5.170% due 11/10/42	1,038	1,053
3.000% due 06/15/15	965	995	Series 2005-3 Class A2
Total Capital Canada, Ltd.			4.501% due 07/10/43	63	63
0.619% due 01/15/16 (Ê)	2,900	2,913	Series 2005-5 Class B
Total Capital SA			5.220% due 10/10/45	400	410
3.125% due 10/02/15	1,532	1,600	Series 2007-3 Class A3
Trade Maps, Ltd.			5.620% due 06/10/49	3,920	3,925
Series 2013-1A Class A			Banc of America Mortgage Securities,
0.857% due 12/10/18 (Ê)(Þ)	2,190	2,193	Inc.
TransCanada PipeLines, Ltd.			Series 2004-2 Class 5A1
0.875% due 03/02/15	260	261	6.500% due 10/25/31	25	26
Transocean, Inc.			Series 2004-G Class 2A7
4.950% due 11/15/15	825	881	2.763% due 08/25/34 (Ê)	1,080	1,083
Volvo Treasury AB			Series 2004-I Class 2A2
5.950% due 04/01/15 (Þ)	1,135	1,199	0.064% due 10/25/34 (Ê)	1,156	1,168
Willis Group Holdings PLC			BCAP LLC
4.125% due 03/15/16	535	563	Series 2011-R11 Class 15A1
		136,844	2.637% due 10/26/33 (Ê)(Þ)	1,608	1,647
Mortgage-Backed Securities - 32.7%			BCAP LLC Trust
			Series 2013-RR4 Class 1A1
Alternative Loan Trust			0.328% due 09/26/35 (Ê)(Þ)	266	261
Series 2003-J2 Class A1			Bear Stearns Adjustable Rate Mortgage
6.000% due 10/25/33	59	61	Trust
American General Mortgage Loan Trust			Series 2005-6 Class 1A1
Series 2010-1A Class A1			2.733% due 08/25/35 (Ê)	124	106
5.150% due 03/25/58 (Þ)	405	413	Bear Stearns Alt-A Trust
American Home Mortgage Investment			Series 2005-4 Class 23A1
Trust			2.700% due 05/25/35 (Ê)	495	476
Series 2004-3 Class 5A
2.173% due 10/25/34 (Ê)	405	403

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 191

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-7 Class 22A1			Series 2005-CD1 Class AJ
2.679% due 09/25/35 (Ê)	31	27	5.219% due 07/15/44	1,055	1,115
Bear Stearns ARM Trust			Citigroup Mortgage Loan Trust, Inc.
Series 2003-1 Class 5A1			Series 2007-10 Class 2A3A
2.242% due 04/25/33 (Ê)	67	68	5.635% due 09/25/37 (Ê)	102	87
Series 2003-8 Class 2A1			Commercial Mortgage Asset Trust
2.737% due 01/25/34 (Ê)	83	84	Series 1999-C1 Class D
Series 2004-5 Class 2A			7.086% due 01/17/32	254	255
3.084% due 07/25/34 (Ê)	722	725	Series 1999-C2 Class E
Bear Stearns Commercial Mortgage			7.333% due 11/17/32	19	19
Securities Trust			Series 2001-J2A Class E
Series 2002-TOP6 Class G			6.922% due 07/16/34 (Þ)	760	874
6.000% due 10/15/36 (Þ)	1,829	1,949	Commercial Mortgage Pass Through
Series 2003-T12 Class C			Certificates
4.730% due 08/13/39	525	529	Series 2003-LB1A Class B
Series 2005-PWR7 Class A3			4.191% due 06/10/38	545	545
5.116% due 02/11/41	330	341	Series 2007-C4 Class A3
Series 2005-PWR9 Class AAB			5.760% due 09/15/39	5,800	5,812
4.804% due 09/11/42	420	425	Series 2007-C9 Class A2
Series 2005-T18 Class B			5.800% due 12/10/49	18	18
5.035% due 02/13/42	400	414	Series 2007-FL14 Class AJ
Bear Stearns Deutsche Bank Trust			0.340% due 06/15/22 (Ê)(Þ)	1,896	1,877
Series 2005-AFR1 Class A1			Series 2007-GG9 Class A2
4.724% due 09/15/27 (Þ)	1,172	1,229	5.381% due 03/10/39	350	358
Bear Stearns Structured Products, Inc.			Series 2007-GG9 Class A4
Series 2007-R6 Class 1A1			5.444% due 03/10/39	700	773
2.545% due 01/26/36 (Ê)	152	116	Commercial Mortgage Trust
Series 2007-R6 Class 2A1			Series 2005-CD1 Class AM
2.471% due 12/26/46 (Ê)	1,260	736	5.219% due 07/15/44	580	620
CD Commercial Mortgage Trust			Countrywide Alternative Loan Trust
Series 2007-CD4 Class A1A			Series 2005-48T1 Class A6
5.289% due 12/11/49	4,401	4,741	5.500% due 11/25/35	2,068	1,818
CD Mortgage Trust			Series 2006-36T2 Class 1A9
Series 2006-CD2 Class A1B			1.058% due 12/25/36 (Ê)	485	322
5.308% due 01/15/46	1,001	1,069	Countrywide Home Loan Mortgage Pass
Chase Commercial Mortgage Securities			Through Trust
Corp.			Series 2004-22 Class A3
Series 1998-1 Class F			2.498% due 11/25/34 (Ê)	113	104
6.560% due 05/18/30 (Þ)	177	178	Series 2004-HYB9 Class 1A1
CHL Mortgage Pass-Through Trust			2.492% due 02/20/35 (Ê)	191	186
Series 2003-40 Class A5			Credit Suisse Commercial Mortgage
4.500% due 10/25/18	1,006	1,031	Trust
Series 2005-HYB9 Class 5A1			Series 2006-C2 Class A1A
2.376% due 02/20/36 (Ê)	550	429	5.681% due 03/15/39	4,030	4,376
Series 2006-1 Class A2			Series 2006-C3 Class A1A
6.000% due 03/25/36	545	498	5.791% due 06/15/38	355	385
Series 2007-1 Class A1			Series 2006-C5 Class A1A
6.000% due 03/25/37	1,701	1,546	5.297% due 12/15/39	536	579
Series 2007-9 Class A11			Series 2007-C1 Class A3
5.750% due 07/25/37	794	750	5.383% due 02/15/40	97	105
Citigroup Commercial Mortgage Trust			Credit Suisse First Boston Mortgage
Series 2004-C1 Class B			Securities Corp.
5.376% due 04/15/40	741	747	Series 2002-CP5 Class E
Series 2004-C1 Class E			5.339% due 12/15/35	161	161
5.376% due 04/15/40	535	540

See accompanying notes which are an integral part of this quarterly report.

192 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Series 2003-C5 Class D				5.000% due 2026	319	349
5.116% due 12/15/36		975	978	5.000% due 2027	199	217
Series 2004-C1 Class D				5.000% due 2028	636	696
4.956% due 01/15/37 (Þ)		2,137	2,135	5.000% due 2029	702	770
Series 2004-C4 Class B				5.000% due 2030	365	401
4.816% due 10/15/39		1,330	1,351	5.000% due 2031	33	37
Series 2004-C5 Class B				2.404% due 2033(Ê)	44	46
4.929% due 11/15/37		3,070	3,129	4.500% due 2033	24	26
				5.000% due 2033	1,459	1,600
Series 2005-C2 Class A3				5.000% due 2034	340	373
4.691% due 04/15/37		1,641	1,663	2.237% due 2035(Ê)	762	800
Credit Suisse Mortgage Capital				2.335% due 2035(Ê)	68	72
Certificates				2.484% due 2035(Ê)	5,819	6,179
Series 2006-TF2A Class D				4.500% due 2035	36	39
0.460% due 10/15/21 (Ê)(Þ)		825	808	5.000% due 2035	14,646	15,992
DBRR Trust				5.500% due 2035	128	142
Series 2012-EZ1 Class B				5.000% due 2036	9,599	10,482
1.393% due 09/25/45 (Þ)		1,650	1,648	5.500% due 2036	48	53
Series 2013-EZ2 Class A				6.000% due 2036	440	487
0.853% due 02/25/45 (Þ)		729	725	5.000% due 2037	6,050	6,607
Deutsche Mortgage Securities, Inc. Re-				5.500% due 2037	655	720
REMIC Trust Certificates				5.000% due 2038	3,512	3,835
Series 2005-WF1 Class 1A3				5.500% due 2038	3,238	3,563
5.223% due 06/26/35 (Ê)(Þ)		308	309	6.000% due 2038	470	521
Eurocredit CDO BV				4.000% due 2039	1,850	1,938
Series 2003-X Class A1				5.000% due 2039	904	986
0.805% due 10/20/16 (Ê)	EUR	403	542	6.000% due 2039	64	71
Extended Stay America Trust				4.000% due 2040	615	645
Series 2013-ESFL Class A1FL				4.500% due 2040	505	545
0.958% due 12/05/31 (Ê)(Þ)		688	690	5.000% due 2040	2,819	3,081
				1.384% due 2041(Ê)	319	332
Series 2013-ESH7 Class A27				4.000% due 2041	810	849
2.958% due 12/05/31 (Þ)		1,275	1,259	5.000% due 2041	7,744	8,452
Series 2013-ESH7 Class B7				5.500% due 2041	285	315
3.604% due 12/05/31 (Þ)		190	189	6.000% due 2041	1,321	1,462
Fannie Mae				1.334% due 2042(Ê)	104	107
4.997% due 2015		1,890	1,960	4.000% due 2042	3,774	3,963
5.500% due 2017		78	84	4.500% due 2042	76	82
6.000% due 2017		21	22	5.000% due 2042	323	353
7.000% due 2017		21	22	15 Year TBA(Ï)
4.000% due 2018		533	568	3.500%	6,920	7,294
4.500% due 2018		141	151
4.000% due 2019		541	576	30 Year TBA(Ï)
4.500% due 2019		237	254	4.500%	3,000	3,209
5.700% due 2019		917	1,012	5.000%	27,599	30,387
4.500% due 2020		1,634	1,751	Fannie Mae Grantor Trust
3.000% due 2021		395	414	Series 2001-T3 Class A1
4.000% due 2021		94	100	7.500% due 11/25/40	261	307
4.500% due 2021		74	79	Series 2001-T4 Class A1
4.000% due 2022		1,297	1,382	7.500% due 07/25/41	707	848
7.000% due 2022		239	252	Series 2001-T8 Class A2
4.500% due 2023		156	168	9.500% due 07/25/41	18	22
5.000% due 2023		441	481	Series 2001-T10 Class A1
4.000% due 2024		821	876	7.000% due 12/25/41	50	58
4.500% due 2024		3,957	4,239	Series 2001-T10 Class A2
5.000% due 2024		225	246	7.500% due 12/25/41	898	1,042
4.000% due 2025		1,030	1,102
4.500% due 2025		812	877	Series 2002-T4 Class A3
4.000% due 2026		1,027	1,095	7.500% due 12/25/41	8	9

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 193

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2002-T19 Class A1			Series 2010-S1 Class 1A
6.500% due 07/25/42	444	509	0.710% due 02/25/48 (Ê)(Þ)	256	256
Series 2004-T1 Class 1A2			FDIC Trust
6.500% due 01/25/44	804	921	Series 2010-R1 Class A
Series 2004-T2 Class 1A3			2.184% due 05/25/50 (Þ)	3,042	3,063
7.000% due 11/25/43	655	738	Series 2011-R1 Class A
Fannie Mae REMICS			2.672% due 07/25/26 (Þ)	1,219	1,259
Series 2002-57 Class PG			Federal Home Loan Mortgage Corp.
5.500% due 09/25/17	293	311	Multifamily Structured Pass Through
Series 2003-63 Class GU			Certificates
4.000% due 07/25/33	—	—	Series 2011-K014 Class X1
Series 2004-70 Class EB			Interest Only STRIP
5.000% due 10/25/24	151	165	1.258% due 04/25/21	5,208	380
Series 2007-18 Class BD			Series 2011-K702 Class X1
5.750% due 05/25/36	1,752	1,887	Interest Only STRIP
			1.541% due 02/25/18	31,361	1,724
Series 2007-30 Class AF
0.468% due 04/25/37 (Ê)	159	159	Series 2011-K703 Class A1
			1.873% due 01/25/18	372	379
Series 2007-63 Class FC
0.508% due 07/25/37 (Ê)	397	397	Series 2012-K501 Class X1A
			Interest Only STRIP
Series 2007-73 Class A1			1.742% due 08/25/16	11,313	342
0.218% due 07/25/37 (Ê)	90	85
			Series 2012-K706 Class X1
Series 2009-96 Class DB			Interest Only STRIP
4.000% due 11/25/29	244	258	1.591% due 10/25/18	11,449	752
Series 2010-15 Class FD			Series 2013-K025 Class A1
0.898% due 03/25/40 (Ê)	1,020	1,028	1.875% due 04/25/22	1,058	1,048
Series 2010-141 Class MD			Federal Home Loan Mortgage Corp.
2.000% due 10/25/40	443	447	Structured Pass Through Securities
Series 2010-150 Class PC			Series 2002-51 Class 1A
3.000% due 10/25/40	762	780	6.500% due 09/25/43	158	181
Series 2011-53 Class FY			Series 2003-58 Class 2A
0.708% due 06/25/41 (Ê)	1,900	1,904	6.500% due 09/25/43	39	45
Series 2012-146 Class QA			Series 2005-63 Class 1A1
1.000% due 01/25/43	182	176	1.339% due 02/25/45 (Ê)	317	324
Fannie Mae Whole Loan			First Horizon Asset Securities, Inc.
Series 2002-W3 Class A4			Series 2005-AR4 Class 2A1
6.500% due 11/25/41	305	351	2.583% due 10/25/35 (Ê)	1,171	1,029
Series 2003-W2 Class 1A1			First Union-Lehman Brothers
6.500% due 07/25/42	158	181	Commercial Mortgage Trust II
Series 2004-W2 Class 2A2			Series 1997-C2 Class G
7.000% due 02/25/44	605	705	7.500% due 11/18/29 (Þ)	601	614
Series 2004-W9 Class 2A1			Freddie Mac
6.500% due 02/25/44	31	35	6.000% due 2016	31	32
Series 2004-W11 Class 1A2			6.000% due 2018	39	41
6.500% due 05/25/44	243	282	5.500% due 2019	807	876
Series 2004-W12 Class 1A1			5.500% due 2022	476	520
6.000% due 07/25/44	2,699	3,039	5.500% due 2029	198	218
			6.000% due 2029	15	17
Series 2005-W1 Class 1A2			6.000% due 2031	36	40
6.500% due 10/25/44	85	100	6.000% due 2033	96	108
Fannie Mae-Aces			2.403% due 2035(Ê)	132	140
Series 2006-M2 Class A2F			2.505% due 2035(Ê)	163	173
5.259% due 05/25/20	638	715	5.500% due 2038	795	869
FDIC Guaranteed Notes Trust			5.500% due 2039	187	205
Series 2010-C1 Class A			Freddie Mac REMICS
2.980% due 12/06/20 (Þ)	793	827

See accompanying notes which are an integral part of this quarterly report.
194 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2003-2559 Class PB			5.508% due 2059	3,088	3,324
5.500% due 08/15/30	1	1	5.500% due 2060	2,980	3,303
Series 2003-2632 Class AB			4.502% due 2061	753	820
4.500% due 06/15/18	1,205	1,293	4.700% due 2061	1,668	1,834
Series 2003-2657 Class WT			4.748% due 2061	3,635	3,938
4.500% due 08/15/18	366	388	4.582% due 2062	1,228	1,346
Series 2005-2922 Class JN			4.672% due 2062	747	816
4.500% due 02/15/20	3,024	3,208	4.674% due 2062	1,705	1,862
			4.816% due 2062	1,767	1,938
Series 2006-3149 Class LF			4.856% due 2062	2,673	2,922
0.460% due 05/15/36 (Ê)	245	245	4.732% due 2063	1,618	1,779
Series 2006-3173 Class PE			GMAC Commercial Mortgage Securities,
6.000% due 04/15/35	22	22	Inc.
Series 2006-R006 Class ZA			Series 1997-C2 Class G
6.000% due 04/15/36	1,721	1,886	6.750% due 04/15/29	636	715
Series 2006-R007 Class ZA			Series 2004-C3 Class A4
6.000% due 05/15/36	1,655	1,832	4.547% due 12/10/41	367	368
Series 2007-3335 Class BF			Series 2004-C3 Class AAB
0.310% due 07/15/19 (Ê)	52	52	4.702% due 12/10/41	382	386
Series 2007-3335 Class FT			Series 2005-C1 Class A5
0.310% due 08/15/19 (Ê)	149	148	4.697% due 05/10/43	380	393
Series 2010-3640 Class JA			Government National Mortgage
1.500% due 03/15/15	326	327	Association
Series 2010-3673 Class QA			Series 2010-14 Class A
4.500% due 06/15/39	656	695	4.500% due 06/16/39	264	287
Series 2010-3704 Class DC			Series 2010-74
4.000% due 11/15/36	393	422	Interest Only STRIP
Series 2011-3816 Class D			0.458% due 03/16/50	9,297	267
3.500% due 08/15/28	1,665	1,740	Series 2010-124 Class C
Series 2011-3898 Class AF			3.392% due 03/16/45	675	701
0.730% due 06/15/41 (Ê)	2,248	2,262	Series 2010-H04 Class BI
Series 2012-4029 Class BG			Interest Only STRIP
2.500% due 07/15/41	234	232	1.386% due 04/20/60	5,539	328
Series 2012-4036 Class PA			Series 2010-H22 Class JI
2.750% due 04/15/41	737	724	Interest Only STRIP
Series 2013-4157 Class MA			2.499% due 11/20/60	4,488	469
2.000% due 01/15/53	1,190	1,177	Series 2011-127
Series 2013-4272 Class YG			Interest Only STRIP
2.000% due 11/15/26	4,255	4,288	1.353% due 03/16/47	7,968	473
GE Capital Commercial Mortgage Corp.			Series 2011-H21 Class HI
Series 2004-C2 Class D			Interest Only STRIP
5.062% due 03/10/40	6,100	6,114	1.817% due 11/20/61	10,136	774
Ginnie Mae			Series 2012-99 Class CI
Series 2010-H12 Class PT			Interest Only STRIP
5.470% due 11/20/59	1,311	1,406	1.042% due 10/16/49	7,233	555
Ginnie Mae I			Series 2012-115
9.500% due 2017	—	—	Interest Only STRIP
3.000% due 2027	1,910	1,984	0.432% due 04/16/54	7,718	380
5.000% due 2038	39	43	Series 2012-132 Class IO
5.000% due 2039	3,536	3,887	Interest Only STRIP
Ginnie Mae II			1.141% due 06/16/54	13,693	1,031
1.625% due 2027(Ê)	30	32	Series 2012-147 Class AE
1.625% due 2032(Ê)	38	40	1.750% due 07/16/47	1,256	1,203
3.500% due 2040(Ê)	10,558	11,126	Series 2012-H11 Class CI
4.000% due 2040(Ê)	691	729	Interest Only STRIP
5.390% due 2059	3,726	4,002	2.903% due 04/20/62	6,283	628

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-2 Class IO			Series 2013-HLT Class CFX
Interest Only STRIP			3.714% due 11/05/30 (Þ)	1,185	1,200
0.740% due 05/16/54	27,097	1,574	JPMorgan Chase Commercial Mortgage
Series 2013-H03 Class HI			Securities Corp.
Interest Only STRIP			Series 2007-CB20 Class AM
2.572% due 12/20/62	5,506	661	5.874% due 02/12/51	160	182
Series 2013-H06 Class HI			Series 2014-FBLU Class C
Interest Only STRIP			2.158% due 12/15/28 (Å)(Ê)	2,300	2,302
2.939% due 01/20/63	11,978	1,421	JPMorgan Chase Commercial Mortgage
Series 2013-H07 Class JL			Securities Trust
Interest Only STRIP			Series 2001-CIB2 Class C
2.621% due 03/20/63	12,472	1,553	6.739% due 04/15/35	255	257
Greenpoint Mortgage Pass-Through			Series 2001-CIB2 Class D
Certificates			6.847% due 04/15/35	103	105
Series 2003-1 Class A1			Series 2002-C2 Class E
2.794% due 10/25/33 (Ê)	127	128	5.755% due 12/12/34	330	342
GS Mortgage Securities Corp. II			Series 2003-C1 Class D
Series 2004-GG2 Class A6			5.192% due 01/12/37	743	744
5.396% due 08/10/38	1,073	1,078	Series 2003-CB6 Class B
Series 2013-KYO Class B			5.356% due 07/12/37	98	98
1.607% due 11/08/29 (Ê)(Þ)	595	593	Series 2004-LN2 Class A2
GSMPS Mortgage Loan Trust			5.115% due 07/15/41	1,934	1,954
Series 1998-1 Class A			Series 2004-LN2 Class B
8.000% due 09/19/27 (Þ)	46	47	5.156% due 07/15/41	150	152
Series 1998-2 Class A			Series 2005-CB13 Class A4
7.723% due 05/19/27 (Þ)	214	217	5.244% due 01/12/43	2,070	2,203
Series 1998-3 Class A			Series 2006-LDP6 Class ASB
7.750% due 09/19/27 (Þ)	10	10	5.490% due 04/15/43	681	698
Series 1999-3 Class A			Series 2006-LDP9 Class A1A
8.000% due 08/19/29 (Þ)	19	18	5.257% due 05/15/47	2,000	2,142
Series 2005-RP1 Class 1A4			Series 2007-CB20 Class A4
8.500% due 01/25/35 (Þ)	193	209	5.794% due 02/12/51	414	465
Series 2006-RP1 Class 1A2			JPMorgan Mortgage Trust
7.500% due 01/25/36 (Þ)	393	396	Series 2004-A2 Class 1A1
Series 2006-RP1 Class 1A3			2.837% due 05/25/34 (Ê)	208	210
8.000% due 01/25/36 (Þ)	102	106	Series 2005-A1 Class 6T1
Series 2006-RP1 Class 1A4			3.389% due 02/25/35 (Ê)	7	8
8.500% due 01/25/36 (Þ)	76	82	Series 2005-A4 Class 1A1
GSR Mortgage Loan Trust			5.238% due 07/25/35 (Ê)	77	79
Series 2004-7 Class 1A1			Series 2006-A6 Class 1A2
2.462% due 06/25/34 (Ê)	154	155	2.657% due 10/25/36 (Ê)	28	23
Series 2005-AR6 Class 2A1			LB Commercial Mortgage Trust
2.650% due 09/25/35 (Ê)	248	250	Series 1998-C4 Class G
Series 2006-2F Class 3A3			5.600% due 10/15/35 (Å)	665	672
6.000% due 02/25/36	2,381	2,109	LB-UBS Commercial Mortgage Trust
Series 2006-3F Class 2A3			Series 2004-C7 Class A1A
5.750% due 03/25/36	337	313	4.475% due 10/15/29	1,236	1,259
Series 2006-8F Class 4A17			Series 2005-C1 Class A3
6.000% due 09/25/36	810	693	4.545% due 02/15/30	25	25
Series 2007-AR1 Class 1A1			Series 2005-C2 Class AJ
2.609% due 03/25/37 (Ê)	2,708	2,186	5.205% due 04/15/30	1,800	1,861
HarborView Mortgage Loan Trust			Series 2005-C3 Class AM
Series 2005-4 Class 3A1			4.794% due 07/15/40	1,250	1,306
2.743% due 07/19/35 (Ê)	700	612	Series 2006-C6 Class A1A
Hilton USA Trust			5.342% due 09/15/39	374	407

See accompanying notes which are an integral part of this quarterly report.
196 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mastr Adjustable Rate Mortgages Trust			Series 2010-HQ4 Class AJ
Series 2005-1 Class B1			4.970% due 04/15/40 (Þ)	880	897
Interest Only STRIP			Mortgage-Linked Amortizing Notes
3.523% due 03/25/35 (Ê)	247	25	Series 2012-1 Class A10
Mastr Reperforming Loan Trust			2.060% due 01/15/22	6,611	6,725
Series 2005-1 Class 1A3			Motel 6 Trust
7.000% due 08/25/34 (Þ)	484	500	Series 2012-MTL6 Class A1
Series 2005-2 Class 1A4			1.500% due 10/05/25 (Þ)	2,474	2,466
8.000% due 05/25/35 (Þ)	341	329	Series 2012-MTL6 Class A2
Merrill Lynch Mortgage Investors Trust			1.948% due 10/05/25 (Þ)	1,800	1,790
Series 1998-C1 Class A3			Series 2012-MTL6 Class XA1
6.720% due 11/15/26	1,377	1,459	Interest Only STRIP
Series 1998-C3 Class IO			3.005% due 10/05/25 (Þ)	11,200	286
Interest Only STRIP			MRFC Mortgage Pass-Through Trust
1.067% due 12/15/30	1,288	32	Series 2000-TBC2 Class A1
Series 2005-A10 Class A			0.640% due 06/15/30 (Ê)	275	269
0.368% due 02/25/36 (Ê)	42	39	NCUA Guaranteed Notes
Merrill Lynch Mortgage Trust			Series 2010-R1 Class 2A
Series 2004-KEY2 Class A4			1.840% due 10/07/20	1,271	1,282
4.864% due 08/12/39	530	537	Series 2010-R3 Class 3A
Series 2004-KEY2 Class B			2.400% due 12/08/20	612	625
4.947% due 08/12/39	1,977	2,014	Nomura Asset Acceptance Corp.
Series 2005-CIP1 Class A2			Alternative Loan Trust
4.960% due 07/12/38	55	55	Series 2004-AR4 Class 1A1
Series 2005-CIP1 Class AM			2.658% due 12/25/34	522	528
5.107% due 07/12/38	1,728	1,828	Series 2005-WF1 Class 2A2
Merrill Lynch/Countrywide Commercial			4.786% due 03/25/35	125	130
Mortgage Trust			NorthStar Mortgage Trust
Series 2007-6 Class A4			Series 2012-1 Class A
5.485% due 03/12/51	200	221	1.365% due 08/25/29 (Å)(Ê)	544	545
MLCC Mortgage Investors, Inc.			Prime Mortgage Trust
Series 2005-3 Class 5A			Series 2004-CL1 Class 1A2
0.408% due 11/25/35 (Ê)	84	80	0.558% due 02/25/34 (Ê)	35	33
Morgan Stanley Capital I Trust			Series 2004-CL1 Class 2A2
Series 2003-IQ5 Class C			0.558% due 02/25/19 (Ê)	1	1
5.938% due 04/15/38	116	116	Prudential Commercial Mortgage Trust
Series 2003-IQ6 Class C			Series 2003-PWR1 Class E
5.659% due 12/15/41 (Þ)	1,210	1,209	5.259% due 02/11/36 (Þ)	400	400
Series 2004-HQ4 Class A7			RALI Trust
4.970% due 04/14/40	205	206	Series 2005-QS14 Class 2A1
Series 2004-IQ7 Class A4			6.000% due 09/25/35	204	170
5.398% due 06/15/38	10	10	Reperforming Loan REMIC Trust
Series 2004-T13 Class C			Series 2005-R2 Class 2A4
4.790% due 09/13/45	777	783	8.500% due 06/25/35 (Þ)	107	114
Series 2006-HQ8 Class A4			Residential Asset Securitization Trust
5.417% due 03/12/44	600	640	Series 2005-A10 Class A3
Series 2007-HQ12 Class A2			5.500% due 09/25/35	341	304
5.601% due 04/12/49	1,446	1,460	Series 2006-A9CB Class A6
Morgan Stanley Dean Witter Capital I			6.000% due 09/25/36	555	360
Trust			RFMSI Trust
Series 2001-TOP3 Class C			Series 2006-S10 Class 1A7
6.790% due 07/15/33	468	476	6.000% due 10/25/36	425	375
Morgan Stanley Re-REMIC Trust			Rref, LLC
Series 2010-GG10 Class A4A			Series 2013-LT2 Class A
5.806% due 08/15/45 (Þ)	4,500	4,941	2.833% due 05/22/28 (Þ)	404	406

See accompanying notes which are an integral part of this quarterly report.

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Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Salomon Brothers Mortgage Securities			Washington Mutual Mortgage Pass-
VII, Inc.			Through Certificates
Series 2003-UP2 Class A1			Series 2005-AR13 Class A1A1
7.000% due 12/25/18	73	78	0.448% due 10/25/45 (Ê)		609	578
Sequoia Mortgage Trust			Washington Mutual Mortgage Pass-
Series 2004-9 Class A2			Through Certificates Trust
0.707% due 10/20/34 (Ê)	790	755	Series 2002-AR6 Class A
SMA Issuer I LLC			1.538% due 06/25/42 (Ê)		47	44
Series 2012-LV1 Class A			Series 2002-AR9 Class 1A
3.500% due 08/20/25 (Þ)	212	212	1.538% due 08/25/42 (Ê)		124	117
Structured Asset Mortgage Investments			Series 2003-AR7 Class A7
Trust			2.300% due 08/25/33 (Ê)		108	110
Series 2002-AR3 Class A1			Series 2004-AR13 Class A2A
0.817% due 09/19/32 (Ê)	13	12	0.558% due 11/25/34 (Ê)		370	364
Structured Asset Securities Corp.			Series 2006-AR11 Class 2A
Mortgage Pass Through Certificates			2.463% due 09/25/46 (Ê)		335	317
Series 2001-21A Class 1A1			Series 2007-HY3 Class 4A1
2.227% due 01/25/32 (Ê)	10	9	2.523% due 03/25/37 (Ê)		2,177	2,040
Series 2003-34A Class 6A			Wells Fargo Mortgage Backed Securities
2.672% due 11/25/33 (Ê)	271	267	Trust
Structured Asset Securities Corp. Trust			Series 2004-CC Class A1
Series 2005-16 Class 1A2			2.615% due 01/25/35 (Ê)		96	97
5.500% due 09/25/35	548	562	Series 2005-AR2 Class 2A1
Suntrust Adjustable Rate Mortgage Loan			2.673% due 03/25/35 (Ê)		211	214
Trust			Series 2005-AR16 Class 6A3
Series 2007-2 Class 3A3			2.629% due 10/25/35 (Ê)		2,764	2,794
5.082% due 04/25/37 (Ê)	3,564	2,970
Wachovia Bank Commercial Mortgage			Series 2006-6 Class 1A22
Trust			6.000% due 05/25/36 (Ê)		2,013	1,951
Series 2004-C14 Class D			Series 2006-AR2 Class 2A1
5.269% due 08/15/41	1,056	1,073	2.628% due 03/25/36		422	427
Series 2004-C14 Class E			Series 2006-AR2 Class 2A3
5.358% due 08/15/41 (Þ)	655	665	2.628% due 03/25/36 (Ê)		1,200	1,201
Series 2004-C14 Class F			Series 2006-AR10 Class 4A1
5.526% due 08/15/41 (Þ)	495	502	2.685% due 07/25/36 (Ê)		520	478
Series 2004-C15 Class A4			Series 2006-AR10 Class 5A6
4.803% due 10/15/41	100	102	2.612% due 07/25/36 (Ê)		105	100
Series 2004-C15 Class B			Series 2006-AR17 Class A1
4.892% due 10/15/41	320	327	2.612% due 10/25/36 (Ê)		1,460	1,331
Series 2005-C17 Class A4			Series 2007-AR8 Class A1
5.083% due 03/15/42	100	103	5.913% due 11/25/37 (Ê)		635	575
Series 2005-C22 Class A3						414,646
5.311% due 12/15/44	4	4	Municipal Bonds - 0.1%
Series 2007-C31 Class A2			County of Santa Clara California General
5.421% due 04/15/47	213	213	Obligation Unlimited
Series 2007-C31 Class A4			5.000% due 08/01/30		1,000	1,106
5.509% due 04/15/47	100	109	Grand Parkway Transportation Corp.
Series 2007-C32 Class A2			Revenue Bonds
5.745% due 06/15/49	223	229	1.000% due 10/01/17 (Ê)		220	220
Series 2007-WHL8 Class A1						1,326
0.240% due 06/15/20 (Ê)(Þ)	628	622	Non-US Bonds - 3.1%
Wachovia Commercial Mortgage			Autonomous Community of Catalonia
Securities, Inc. Pass Through			3.875% due 04/07/15	EUR	1,850	2,541
Certificates			Autonomous Community of Valencia
Series 2003-C9 Class D			Spain
5.209% due 12/15/35	1,645	1,644	4.375% due 07/16/15	EUR	100	138

See accompanying notes which are an integral part of this quarterly report.
198 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Brazil Notas do Tesouro Nacional				4.300% due 03/08/17	CAD	500	487
Series NTNF				Spain Government Bond
10.000% due 01/01/17	BRL	2,954	1,151	3.000% due 04/30/15	EUR	1,000	1,384
Buoni Poliennali Del Tesoro				4.000% due 07/30/15	EUR	1,800	2,536
3.000% due 04/15/15	EUR	100	138	3.750% due 10/31/15	EUR	300	424
Cadogan Square CLO III BV				Standard Life PLC
Series 2006-3X Class A				5.314% due 12/31/49 (ƒ)	EUR	200	275
0.627% due 01/17/23 (Ê)	EUR	706	929	Sweden Government Bond
Canadian Government				Series 1057
1.750% due 03/01/19	CAD	1,025	924	1.500% due 11/13/23	SEK	2,040	292
Epic Opera Arlington, Ltd.				Titrisocram
Series 2007-ARL2 Class A				Series 2012-1 Class A
0.770% due 07/28/16 (Ê)	GBP	329	538	1.210% due 03/25/22 (Ê)	EUR	160	216
Fondo de Amortizacion del Deficit				Wood Street CLO 1 BV
Electrico				Series 2005-I Class A
2.250% due 12/17/16	EUR	500	686	0.544% due 11/22/21 (Ê)	EUR	296	392
Granite Master Issuer PLC							39,668
Series 2004-2 Class 3A
0.844% due 06/20/44 (Ê)	GBP	162	265	United States Government Treasuries - 12.1%
Series 2005-4 Class A5				United States Treasury Inflation Indexed
0.434% due 12/20/54 (Ê)	EUR	853	1,141	Bonds
Series 2006-4 Class A7				0.375% due 07/15/23		606	603
0.454% due 12/20/54 (Ê)	EUR	201	268	United States Treasury Notes
Harbourmaster CLO 4 BV				0.250% due 05/15/15		1,400	1,401
Series 2004-4X Class A1				0.375% due 06/30/15		24,000	24,061
0.622% due 10/11/19 (Ê)	EUR	530	713	0.250% due 11/30/15		400	400
Italy Buoni Poliennali Del Tesoro				0.250% due 12/15/15		8,820	8,811
2.500% due 03/01/15	EUR	1,200	1,648	0.250% due 12/31/15		29,485	29,452
3.000% due 06/15/15	EUR	2,700	3,748	0.085% due 01/31/16 (Ê)		11,000	11,000
4.500% due 07/15/15	EUR	5,170	7,333	0.375% due 01/31/16		450	450
3.750% due 08/01/15	EUR	2,000	2,810	0.375% due 02/15/16		13,875	13,879
3.000% due 11/01/15	EUR	815	1,138	2.250% due 03/31/16		2,335	2,428
Italy Certificati di Credito del Tesoro				0.250% due 04/15/16		5,735	5,715
Zero coupon due 06/30/15	EUR	2,400	3,198	0.500% due 06/15/16		3,000	3,003
Jubilee CDO V BV				0.875% due 09/15/16		3,010	3,035
Series 2005-X Class A2				0.625% due 10/15/16		7,700	7,707
0.582% due 08/21/21 (Ê)	EUR	259	345	0.625% due 11/15/16		1,000	1,000
Leopard CLO III BV
Series 2005-X Class A1				0.625% due 12/15/16		10,000	9,994
0.590% due 04/21/20 (Ê)	EUR	112	150	0.750% due 01/15/17		8,835	8,853
Mercator CLO II PLC				1.500% due 12/31/18		20,655	20,668
Series 2007-X Class A1				2.750% due 11/15/23		880	886
0.452% due 02/18/24 (Å)(Ê)	EUR	361	476				153,346
Mexican Bonos
Series M				Total Long-Term Investments
6.250% due 06/16/16	MXN	12,825	1,006	(cost $1,040,683)			1,046,905
6.500% due 06/10/21	MXN	16,020	1,213	Preferred Stocks - 0.1%
Mexican Udibonos				Financial Services - 0.1%
Series S				DG Funding Trust (Å)		219	1,551
5.000% due 06/16/16	MXN	2,040	167
4.000% due 11/15/40	MXN	1,020	76
OCI Euro Fund BV				Total Preferred Stocks
Series 2007-1X Class A2				(cost $2,308)			1,551
0.550% due 08/15/24 (Ê)	EUR	700	922	Short-Term Investments - 13.7%
Province of Ontario Canada				Ally Auto Receivables Trust

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 199

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series 2012-SN1 Class A2				Duke Energy Corp.
0.510% due 12/22/14		109	109	3.950% due 09/15/14		750	766
Ally Financial, Inc.				Fannie Mae
3.439% due 02/11/14 (Ê)		1,500	1,501	6.000% due 04/01/14		1	1
4.500% due 02/11/14		900	900	6.000% due 07/01/14		2	2
3.645% due 06/20/14 (Ê)		300	303	6.000% due 12/01/14		1	1
2.439% due 12/01/14 (Ê)		1,000	1,008	Federal Home Loan Bank Discount
Series 8				Notes
6.750% due 12/01/14		1,400	1,454	Zero coupon due 02/19/14 (ç)(~)		15,600	15,600
American International Group, Inc.				Ford Motor Credit Co. LLC
Series MPLE				8.700% due 10/01/14		3,100	3,264
4.900% due 06/02/14	CAD	3,000	2,734	3.875% due 01/15/15		600	617
Amgen, Inc.				Freddie Mac
4.850% due 11/18/14		1,075	1,112	6.000% due 06/01/14		1	1
Anadarko Petroleum Corp.				General Electric Capital Corp.
5.750% due 06/15/14		1,100	1,121	Series MTNA
Anheuser-Busch InBev Worldwide, Inc.				0.503% due 09/15/14 (Ê)		2,525	2,529
5.375% due 11/15/14		1,340	1,391	General Mills, Inc.
Autonomous Community of Madrid				0.589% due 05/16/14 (Ê)		1,000	1,001
Spain				International Lease Finance Corp.
4.305% due 03/06/14	EUR	200	270	6.500% due 09/01/14 (Þ)		3,975	4,094
Banco Bradesco SA				Intesa Sanpaolo SpA
2.339% due 05/16/14 (Ê)(Þ)		2,100	2,102	2.638% due 02/24/14 (Ê)(Þ)		700	701
Banco do Brasil SA				Italy Buoni Ordinari del Tesoro BOT
4.500% due 01/22/15 (Þ)		200	205	Zero coupon due 10/14/14	EUR	500	671
Bank of America Corp.				Itau Unibanco SA
7.375% due 05/15/14		500	510	0.010% due 10/31/14 (~)		3,900	3,863
Banque PSA Finance SA				KFW
Series 144a				Series 001
2.143% due 04/04/14 (Å)(Ê)		800	799	0.241% due 11/28/14 (Ê)		600	600
BP Capital Markets PLC				Kinder Morgan Energy Partners, LP
3.625% due 05/08/14		575	580	5.125% due 11/15/14		1,100	1,139
Cameron International Corp.				Kommunalbanken AS
1.169% due 06/02/14 (Ê)		500	501	0.259% due 01/26/15 (Ê)(Þ)		364	364
Central American Bank for Economic				Koninklijke KPN NV
Integration				Series GMTN
5.375% due 09/24/14 (Þ)		700	718	4.750% due 05/29/14	EUR	550	751
CIT Group, Inc.				Merrill Lynch & Co., Inc.
5.250% due 04/01/14 (Þ)		2,100	2,115	Series MTNC
Citigroup, Inc.				5.000% due 01/15/15		1,635	1,700
5.000% due 09/15/14		400	410	Mexico Cetes
Columbus International, Inc.				Series BI
Series REGS				Zero coupon due 02/06/14	MXN	85,000	635
11.500% due 11/20/14		400	419	MMAF Equipment Finance LLC
Credit Agricole Home Loan SFH				Series 2012-AA Class A2
0.987% due 07/21/14 (Ê)(Þ)		1,800	1,805	0.840% due 01/12/15 (Þ)		267	267
CRH Finance, Ltd.				Morgan Stanley
7.375% due 05/28/14	EUR	525	722	Series GMTN
Deutsche Telekom International Finance				4.100% due 01/26/15		2,700	2,791
BV				National Australia Bank, Ltd.
4.375% due 06/02/14	EUR	475	649	0.962% due 04/11/14 (Ê)(Þ)		2,400	2,403
Dexia Credit Local SA				Nordea Eiendomskreditt AS
0.716% due 04/29/14 (Ê)(Þ)		1,400	1,402	0.660% due 04/07/14 (Ê)(Þ)		1,300	1,301
Series EMTN				PACCAR, Inc.
0.925% due 04/01/14 (Ê)	GBP	1,700	2,795	6.875% due 02/15/14		700	701
				PC Financial Partnership
See accompanying notes which are an integral part of this quarterly report.
200 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)						Amounts in thousands (except share amounts)
	Principal			Fair				Principal	Fair
	Amount ($)			Value				Amount ($)	Value
	or Shares			$				or Shares	$
5.000% due 11/15/14		900		930		Agreement with JPMorgan and State
RCI Banque SA						Street Bank (Tri-Party) of $66,100
Series 144a						dated January 31, 2014 at 0.04%
2.112% due 04/11/14 (Ê)(Þ)		1,800		1,802		to be repurchased at $66,100 on
Regions Financial Corp.						February 3, 2014 collateralized by:
7.750% due 11/10/14		29		31		$67,449 par various United States
						Treasury Obligations, valued at
Russell U.S. Cash Management Fund	68,947,201		( ∞)	68,947		$67,494	.	66,100	66,100
Santander Drive Auto Receivables Trust						Agreement with Morgan Stanley and
Series 2010-1 Class A3						State Street Bank (Tri-Party) of
1.840% due 11/17/14		1,405		1,407		$11,100 dated January 31, 2014 at
Santander US Debt SAU						0.04% to be repurchased at $11,100
3.724% due 01/20/15 (Þ)		2,100		2,147		on February 3, 2014 collateralized
Spain Government Bond						by: $11,156 par various United
3.300% due 10/31/14	EUR	1,000		1,374		States Treasury Obligations, valued
Spain Letras del Tesoro					at $	11,234	.	11,100	11,100

Zero coupon due 10/17/14	EUR	4,600		6,175		Total Repurchase Agreements
SSIF Nevada, LP						(cost $94,400)			94,400
0.942% due 04/14/14 (Ê)(Þ)		3,700		3,705
TD Ameritrade Holding Corp.						Total Investments 103.7%
4.150% due 12/01/14		1,690		1,741		(identified cost $1,310,805)			1,316,291
Telefonos de Mexico SAB de CV
5.500% due 01/27/15		845		881		Other Assets and Liabilities,
Time Warner Cable, Inc.					Net	- (3.7%)			(47,338)
7.500% due 04/01/14		725		733		Net Assets - 100.0%			1,268,953
Union Pacific Corp.
5.375% due 05/01/14		1,000		1,011
United States Treasury Bills
Zero coupon due 10/16/14 (~)		342		342
United States Treasury Notes
0.250% due 01/31/15		1,000		1,001
Verizon Communications, Inc.
Series FRN
0.857% due 03/28/14 (Ê)		2,400		2,402
WM Wrigley Jr Co.
3.700% due 06/30/14 (Å)		2,300		2,330
WPP Finance
8.000% due 09/15/14		1,865		1,947
XLIT, Ltd.
5.250% due 09/15/14		1,101		1,131

Total Short-Term Investments
(cost $173,414)				173,435
Repurchase Agreements - 7.4%
Agreement with Deutsche Bank and
State Street Bank (Tri-Party) of
$17,200 dated January 31, 2014 at
0.03% to be repurchased at $17,200
on February 3, 2014 collateralized
by: $14,783 par various United
States Treasury Obligations, valued
at $17,296.		17,200		17,200

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 201

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal		Cost per		Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)		Unit		(000)	(000)
Securities	Date	or Shares		$		$	$
1.9%
Banque PSA Finance SA	03/28/11		800,000	100.00		800	799
Crown Castle Towers LLC	01/07/14		1,480,000	110.21		1,631	1,618
Dayton Power & Light Co. (The)	09/12/13		300,000		99.85	300	306
DG Funding Trust	11/05/03		219	10,537.12		2,308	1,551
Electricite de France	01/13/14		1,460,000		98.86	1,443	1,453
Exeter Automobile Receivables Trust	01/29/14		3,535,000		99.99	3,535	3,535
Export-Import Bank of Korea	03/15/12		1,600,000	100.00		1,600	1,623
Florida Gas Transmission Co. LLC	07/08/10		500,000		99.99	500	521
Hidden Ridge Facility Trustee	01/10/13		4,332,222	111.70		4,839	4,602
JPMorgan Chase Commercial Mortgage Securities Corp.	01/17/14		2,300,000	100.00		2,300	2,302
LB Commercial Mortgage Trust	10/24/13		665,012	101.36		674	672
Mercator CLO II PLC	02/28/13	EUR	360,793	126.18		455	476
NBCUniversal Enterprise, Inc.	10/25/13		100,000	100.51		101	100
NorthStar Mortgage Trust	10/26/12		544,411		99.91	544	545
Pacific Rubiales Energy	11/25/13		2,055,000	104.92		2,156	2,158
WM Wrigley Jr Co.	02/28/13		2,300,000	101.18		2,327	2,330
							24,591
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of	Notional		Expiration		(Depreciation)
		Contracts	Amount		Date		$

Long Positions
Australia Government 10 Year Treasury Bond Futures (Australia)		18	AUD	2,105	03/14		24
Australia Government 3 Year Treasury Bond Futures (Australia)		9	AUD	981	03/14		1
Euro-Bund Futures (Germany)		2	EUR	288	03/14		3
Euro-Buxl 30 Year Bond Futures (Germany)		4	EUR	513	03/14		29
Eurodollar Futures (CME)		156	USD	38,764	06/15		(21)
Eurodollar Futures (CME)		2,111	USD	523,581	09/15		893
Eurodollar Futures (CME)		931	USD	230,387	12/15		137
Eurodollar Futures (CME)		27	USD	6,645	06/16		(5)
Eurodollar Futures (CME)		27	USD	6,627	09/16		(5)
Eurodollar Futures (CME)		26	USD	6,364	12/16		(3)
United Kingdom Long Gilt Bond Futures (United Kingdom)		5	GBP	552	03/14		1
United States Treasury 2 Year Note Futures		1,228	USD	270,409	03/14		45
United States Treasury 5 Year Note Futures		55	USD	6,634	03/14		27
Short Positions
Euro-Bobl Futures (Germany)		17	EUR	2,155	03/14		(16)
Euro-BTP Italian Government Bond Futures		2	EUR	235	03/14		—
Japan Government 10 Year Bond Futures (Japan)		2	JPY	289,480	03/14		(11)
Japan Government mini-10 Year Bond Futures (Japan)		20	JPY	289,540	03/14		(17)
United States Treasury 5 Year Note Futures		650	USD	78,406	03/14		120
United States Treasury 10 Year Note Futures		352	USD	44,264	03/14		(100)
United States Treasury Long-Term Bond Futures		14	USD	1,870	03/14		(35)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							1,067

See accompanying notes which are an integral part of this quarterly report.

202 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Eurodollar Futures (CME)	Put	516	97.38	USD	1,290	03/14/14	(71)
Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 0.400%	Call	3	0.00		5,000	03/12/14	(10)
USD Three Month LIBOR/USD 0.600%	Call	1	0.00		17,600	02/06/14	—
USD Three Month LIBOR/USD 0.600%	Call	1	0.00		1,400	03/19/14	—
USD 0.400%/USD Three Month LIBOR	Put	3	0.00		5,000	03/12/14	—
USD 0.900%/USD Three Month LIBOR	Put	1	0.00		1,400	03/19/14	(1)
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		17,600	02/06/14	(1)
USD 2.000%/USD Three Month LIBOR	Put	1	0.00		5,200	03/31/14	(5)
Total Liability for Options Written (premiums received $243)							(88)

Transactions in options written contracts for the period ended January 31, 2014 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2013				63	$424
Opened				473	206
Closed				(3)	(55)
Expired				(6)	(332)
Outstanding January 31, 2014				527	$243

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty			Sold	Bought		Settlement Date	$
Bank of America		USD	276	JPY	28,600	02/28/14	4
Bank of America		AUD	77	USD	67	02/28/14	—
Bank of America		CHF	605	USD	664	02/28/14	(4)
Bank of America		COP	33,800	USD	17	02/28/14	1
Barclays		USD	608	EUR	449	02/04/14	(2)
Barclays		AUD	2,720	USD	2,364	02/28/14	(12)
Barclays		GBP	46	USD	76	02/28/14	—
Barclays		GBP	7,471	USD	12,224	03/12/14	(55)
BNP Paribas		USD	82	GBP	50	02/28/14	—
BNP Paribas		COP	67,700	USD	35	02/28/14	2
BNP Paribas		EUR	65	USD	88	02/28/14	1
BNP Paribas		JPY	123,300	USD	1,197	02/18/14	(10)
BNP Paribas		MXN	8,414	USD	651	02/06/14	22
BNP Paribas		MXN	311	USD	23	02/28/14	—
Citigroup		USD	68	AUD	78	02/28/14	—
Citigroup		USD	274	CHF	249	02/28/14	—
Citigroup		USD	766	EUR	563	02/03/14	(7)
Citigroup		USD	113	EUR	83	02/28/14	(1)
Citigroup		USD	136	EUR	100	02/28/14	(1)
Citigroup		USD	63	GBP	38	02/28/14	—
Citigroup		USD	186	GBP	113	02/28/14	—
Citigroup		USD	91	NZD	110	02/28/14	(3)
Citigroup		USD	36	RUB	1,210	02/28/14	(2)
Citigroup		CAD	150	USD	134	02/28/14	—
Citigroup		CAD	3,547	USD	3,342	03/20/14	161
Citigroup		EUR	53	USD	72	02/04/14	1
Citigroup		EUR	31,930	USD	43,957	02/04/14	892
Citigroup		EUR	136	USD	185	02/28/14	1
Citigroup		EUR	563	USD	766	03/04/14	7
Citigroup		GBP	1,674	USD	2,754	02/28/14	3

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 203

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Citigroup	JPY	11,750	USD	115	02/28/14	—
Citigroup	MXN	1,193	USD	91	02/28/14	2
Citigroup	SEK	440	USD	68	02/28/14	1
Commonwealth Bank of Australia	USD	69	NZD	83	02/28/14	(2)
Commonwealth Bank of Australia	AUD	75	USD	67	02/28/14	1
Credit Suisse	USD	39,221	EUR	28,712	02/04/14	(497)
Credit Suisse	USD	94	EUR	70	02/28/14	—
Credit Suisse	USD	68	NZD	82	02/28/14	(2)
Credit Suisse	EUR	97	USD	132	03/04/14	2
Credit Suisse	EUR	28,712	USD	39,220	03/04/14	495
Credit Suisse	RUB	1,210	USD	36	02/28/14	2
Deutsche Bank	USD	1,776	EUR	1,299	02/04/14	(24)
Deutsche Bank	USD	2,082	EUR	1,523	02/04/14	(28)
Deutsche Bank	USD	616	GBP	374	02/28/14	(1)
Deutsche Bank	GBP	55	USD	91	02/28/14	1
Deutsche Bank	GBP	55	USD	91	02/28/14	—
Deutsche Bank	JPY	20,900	USD	201	02/18/14	(3)
Deutsche Bank	JPY	51,300	USD	500	02/18/14	(2)
Deutsche Bank	JPY	135,500	USD	1,297	02/18/14	(29)
Deutsche Bank	JPY	11,750	USD	115	02/28/14	—
Deutsche Bank	NOK	1,709	USD	278	02/28/14	6
Goldman Sachs	USD	136	GBP	83	02/28/14	1
Goldman Sachs	USD	44	NZD	53	02/28/14	(2)
Goldman Sachs	AUD	50	USD	45	02/28/14	1
Goldman Sachs	AUD	75	USD	67	02/28/14	1
Goldman Sachs	NZD	83	USD	69	02/28/14	3
Goldman Sachs	SEK	440	USD	68	02/28/14	1
HSBC	GBP	46	USD	76	02/28/14	—
HSBC	JPY	56,166	USD	566	02/18/14	16
HSBC	MXN	308	USD	23	02/28/14	—
JPMorgan Chase	USD	170	EUR	125	02/28/14	(2)
JPMorgan Chase	USD	170	EUR	125	02/28/14	(2)
JPMorgan Chase	USD	186	EUR	136	02/28/14	(2)
JPMorgan Chase	USD	275	EUR	201	02/28/14	(4)
JPMorgan Chase	USD	134	GBP	82	02/28/14	1
JPMorgan Chase	USD	517	GBP	312	02/28/14	(4)
JPMorgan Chase	USD	24	ILS	85	02/28/14	—
JPMorgan Chase	USD	184	JPY	19,040	02/28/14	2
JPMorgan Chase	USD	39	NOK	240	02/28/14	(1)
JPMorgan Chase	USD	91	NZD	108	02/28/14	(3)
JPMorgan Chase	USD	136	NZD	165	02/28/14	(3)
JPMorgan Chase	USD	46	PLN	145	02/28/14	—
JPMorgan Chase	AUD	100	USD	90	02/28/14	2
JPMorgan Chase	AUD	155	USD	135	02/28/14	—
JPMorgan Chase	CZK	830	USD	41	02/28/14	1
JPMorgan Chase	EUR	2,701	GBP	2,232	02/28/14	25
JPMorgan Chase	EUR	134	USD	184	02/28/14	3
JPMorgan Chase	GBP	312	USD	517	02/03/14	4
JPMorgan Chase	GBP	105	USD	172	02/28/14	—
JPMorgan Chase	GBP	105	USD	172	02/28/14	—
JPMorgan Chase	JPY	31,500	USD	299	02/18/14	(10)
JPMorgan Chase	JPY	61,900	USD	602	02/18/14	(3)
JPMorgan Chase	JPY	28,425	USD	277	02/28/14	(1)
JPMorgan Chase	NZD	18	USD	15	02/28/14	—
JPMorgan Chase	NZD	165	USD	136	02/28/14	2
JPMorgan Chase	PLN	10	USD	3	02/28/14	—
JPMorgan Chase	RUB	920	USD	27	02/28/14	1
JPMorgan Chase	SEK	89	USD	14	02/28/14	—

See accompanying notes which are an integral part of this quarterly report.
204 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
JPMorgan Chase	SEK	880	USD	136	02/28/14	2
JPMorgan Chase	SEK	2,952	USD	449	02/28/14	(1)
JPMorgan Chase	SGD	350	USD	275	02/28/14	1
Morgan Stanley	USD	68	AUD	77	02/28/14	—
Morgan Stanley	USD	128	BRL	310	02/04/14	1
Morgan Stanley	USD	126	BRL	310	03/06/14	1
Morgan Stanley	USD	112	EUR	82	02/28/14	(1)
Morgan Stanley	USD	1,518	EUR	1,111	02/28/14	(21)
Morgan Stanley	USD	184	JPY	18,800	02/28/14	—
Morgan Stanley	BRL	310	USD	127	02/04/14	(1)
Morgan Stanley	GBP	48	USD	79	02/28/14	—
Morgan Stanley	GBP	85	USD	139	02/28/14	—
Morgan Stanley	JPY	11,750	USD	115	02/28/14	—
Morgan Stanley	KRW	98,172	USD	90	02/28/14	(1)
Morgan Stanley	MXN	596	USD	45	02/28/14	—
Morgan Stanley	MXN	611	USD	46	02/28/14	—
Morgan Stanley	MXN	1,778	USD	135	02/28/14	3
Morgan Stanley	NZD	82	USD	68	02/28/14	2
National Australia Bank	USD	322	AUD	364	02/28/14	(4)
National Australia Bank	USD	607	JPY	63,597	02/28/14	15
National Australia Bank	AUD	45	USD	39	02/28/14	—
Royal Bank of Canada	USD	130	CAD	141	02/28/14	(3)
Royal Bank of Canada	CAD	1,027	USD	926	02/28/14	5
Royal Bank of Scotland	USD	36	CNY	220	02/28/14	—
Royal Bank of Scotland	USD	35	ZAR	380	02/28/14	(1)
Royal Bank of Scotland	EUR	2,066	USD	2,825	02/28/14	40
Royal Bank of Scotland	TRY	165	USD	75	02/28/14	2
Royal Bank of Scotland	TWD	1,040	USD	35	02/27/14	—
Standard Chartered	USD	46	BRL	110	02/04/14	—
Standard Chartered	USD	46	BRL	110	02/04/14	(1)
Standard Chartered	USD	22	COP	43,262	02/28/14	(1)
Standard Chartered	USD	1,518	MXN	20,447	02/28/14	7
Standard Chartered	AUD	30	USD	26	02/28/14	—
Standard Chartered	BRL	220	USD	91	02/04/14	—
Standard Chartered	CLP	24,450	USD	46	02/28/14	2
Standard Chartered	CLP	24,450	USD	46	02/28/14	2
Standard Chartered	CLP	63,200	USD	118	02/28/14	4
Standard Chartered	CLP	63,200	USD	119	02/28/14	6
Standard Chartered	COP	33,800	USD	17	02/28/14	1
Standard Chartered	JPY	144,367	USD	1,411	02/28/14	(2)
Standard Chartered	SGD	130	USD	102	02/28/14	—
State Street	EUR	6,220	USD	8,488	02/28/14	99
Toronto Dominion Bank	USD	935	GBP	568	02/28/14	(2)
UBS	USD	40	BRL	95	02/04/14	(1)
UBS	USD	46	BRL	110	02/04/14	(1)
UBS	USD	13	COP	24,438	02/28/14	—
UBS	USD	513	EUR	375	02/28/14	(7)
UBS	USD	92	JPY	9,400	02/28/14	—
UBS	USD	91	MXN	1,220	02/28/14	—
UBS	USD	45	NZD	54	02/28/14	(2)
UBS	AUD	50	USD	45	02/28/14	1
UBS	AUD	78	USD	68	02/28/14	—
UBS	BRL	90	USD	37	02/04/14	—
UBS	BRL	115	USD	48	02/04/14	—
UBS	CLP	24,450	USD	46	02/28/14	2
Westpac	USD	495	GBP	301	02/28/14	(1)
Westpac	GBP	301	USD	495	02/05/14	1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,093

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 205

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
				Amount		Amount			(Depreciation)
Counterparty				Sold		Bought		Settlement Date	$

Interest Rate Swaps

Amounts in thousands
									Fair
								Termination	Value
Counterparty	Notional Amount		Fund Receives		Fund Pays			Date	$
Barclays	MXN	60,000	4.120%	Mexico Interbank 28 Day Deposit Rate				10/26/15	(19)
BNP Paribas	BRL	2,700	9.120%	Brazil Interbank Deposit Rate				01/02/17	(81)
Citigroup	USD	27,000	1.000%	Federal Fund Effective Rate - 1 Year				10/15/17	(224)
Credit Suisse	JPY	15,400	Six Month LIBOR	0.820%				02/18/23	(1)
Deutsche Bank	EUR	34,000	Six Month EURIBOR	0.550%				01/17/16	(104)
Deutsche Bank	JPY	15,400	Six Month LIBOR	0.816%				02/18/23	(1)
Deutsche Bank	MXN	885	8.410%	Mexico Interbank 28 Day Deposit Rate				12/13/23	(1)
Goldman Sachs	USD	36,500	1.500%	Three Month LIBOR				03/18/16	278
HSBC	BRL	700	8.950%	Brazil Interbank Deposit Rate				01/02/17	(22)
HSBC	MXN	19,000	5.500%	Mexico Interbank 28 Day Deposit Rate				09/13/17	15
JPMorgan Chase	GBP	600	Six Month LIBOR	0.910%				09/17/15	—
JPMorgan Chase	CHF	1,990	Six Month LIBOR	0.183%				03/19/16	(5)
JPMorgan Chase	GBP	700	Six Month LIBOR	2.705%				03/16/18	(5)
JPMorgan Chase	GBP	1,460	Six Month LIBOR	2.688%				03/16/18	(10)
JPMorgan Chase	GBP	3,740	Six Month LIBOR	2.585%				03/16/18	(11)
JPMorgan Chase	USD	550	3.820%	Three Month LIBOR				01/21/26	8
JPMorgan Chase	USD	270	Three Month LIBOR	4.131%				01/21/46	(7)
Morgan Stanley	MXN	60,000	4.120%	Mexico Interbank 28 Day Deposit Rate				10/26/15	(19)
Morgan Stanley	BRL	2,300	9.140%	Brazil Interbank Deposit Rate				01/02/17	(68)
Morgan Stanley	MXN	10,000	5.500%	Mexico Interbank 28 Day Deposit Rate				09/13/17	8
Morgan Stanley	USD	25,000	Three Month LIBOR	3.000%				12/18/23	(515)
Morgan Stanley	USD	17,100	Three Month LIBOR	3.500%				12/18/43	335
UBS	BRL	4,000	8.900%	Brazil Interbank Deposit Rate				01/02/17	(127)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $747 (å)									(576)

Credit Default Swap Contracts

Amounts in thousands
Corporate Issues
				Implied		Fund (Pays)/			Fair
				Credit	Notional		Receives	Termination	Value
Reference Entity			Counterparty	Spread	Amount		Fixed Rate	Date	$
Ally Financial, Inc.		JPMorgan Chase		3.766%	USD	500	5.000%	06/20/15	9
Bank of America Corp.		Deutsche Bank		0.224%	USD	1,400	1.000%	09/20/14	7
Berkshire Hathaway, Inc.		Bank of America		0.319%	USD	400	1.000%	03/20/16	6
Citigroup, Inc.		Deutsche Bank		0.253%	USD	3,700	1.000%	09/20/14	18
Export-Import Bank of China		Deutsche Bank		0.685%	USD	700	1.000%	12/20/16	4
Export-Import Bank of Korea		Deutsche Bank		0.404%	USD	300	1.000%	12/20/16	5
GE Capital Corp.		Bank of America		0.416%	USD	300	1.000%	09/20/15	3
GE Capital Corp.		Barclays		0.416%	USD	1,000	1.000%	09/20/15	10
GE Capital Corp.		Deutsche Bank		0.416%	USD	1,300	1.000%	09/20/15	13
HSBC Bank PLC		Deutsche Bank		0.814%	EUR	900	1.000%	12/20/18	9
JPMorgan Chase & Co.		Citigroup		0.228%	USD	2,000	1.000%	09/20/14	10
JPMorgan Chase & Co.		Citigroup		0.228%	USD	2,800	1.000%	06/20/14	9
JPMorgan Chase & Co.		Deutsche Bank		0.355%	USD	1,000	1.000%	09/20/15	11
MetLife, Inc.		Citigroup		0.216%	USD	1,700	1.000%	12/20/14	13
MetLife, Inc.		Bank of America		0.492%	USD	1,200	1.000%	09/20/16	18
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - ($1)									145

See accompanying notes which are an integral part of this quarterly report.
206 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Credit Indices
					Fund (Pays)/		Fair
			Notional		Receives	Termination	Value
Reference Entity	Counterparty		Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Barclays		USD	1,000	5.000%	06/20/15	19
CDX Emerging Markets Index	Morgan Stanley		USD	300	5.000%	06/20/15	6
CDX High Yield Index	Bank of America		USD	1,800	5.000%	12/20/16	126
CDX Investment Grade Index	Credit Suisse		USD	4,000	1.000%	06/20/16	64
CDX Investment Grade Index	JPMorgan Chase		USD	97	0.553%	12/20/17	2
CDX Investment Grade Index	Pershing		USD	96	0.548%	12/20/17	1
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($230)							218

Sovereign Issues
		Implied			Fund (Pays)/		Fair
		Credit	Notional		Receives	Termination	Value
Reference Entity	Counterparty	Spread	Amount		Fixed Rate	Date	$
Brazil Government International Bond	Bank of America	0.950%	USD	500	1.000%	09/20/15	1
Brazil Government International Bond	Barclays	0.950%	USD	1,700	1.000%	09/20/15	3
Brazil Government International Bond	Citigroup	0.950%	USD	1,300	1.000%	09/20/15	2
Brazil Government International Bond	HSBC	0.950%	USD	700	1.000%	09/20/15	1
Brazil Government International Bond	Morgan Stanley	0.950%	USD	300	1.000%	09/20/15	—
Brazil Government International Bond	UBS	0.950%	USD	500	1.000%	09/20/15	1
Brazil Government International Bond	Credit Suisse	1.223%	USD	2,200	1.000%	06/20/16	(11)
China Government International Bond	Barclays	0.324%	USD	700	1.000%	09/20/15	7
China Government International Bond	Barclays	0.481%	USD	400	1.000%	09/20/16	5
China Government International Bond	Deutsche Bank	0.947%	USD	400	1.000%	12/20/18	1
China Government International Bond	JPMorgan Chase	0.947%	USD	1,500	1.000%	12/20/18	5
China Government International Bond	Deutsche Bank	0.995%	USD	1,000	1.000%	03/20/19	1
Japan Government International Bond	Barclays	0.171%	USD	800	1.000%	06/20/15	9
Japan Government International Bond	Bank of America	0.213%	USD	400	1.000%	12/20/15	6
Japan Government International Bond	Barclays	0.213%	USD	500	1.000%	12/20/15	8
Japan Government International Bond	UBS	0.213%	USD	400	1.000%	12/20/15	6
Mexico Government International Bond	Bank of America	0.449%	USD	200	1.000%	09/20/15	2
Mexico Government International Bond	Barclays	0.449%	USD	1,800	1.000%	09/20/15	15
Mexico Government International Bond	HSBC	0.449%	USD	500	1.000%	09/20/15	4
Mexico Government International Bond	Deutsche Bank	0.498%	USD	1,000	1.000%	03/20/16	10
Mexico Government International Bond	Deutsche Bank	0.555%	USD	2,500	1.000%	06/20/16	25
Mexico Government International Bond	Citigroup	0.600%	USD	300	1.000%	09/20/16	3
Mexico Government International Bond	Deutsche Bank	0.600%	USD	200	1.000%	09/20/16	2
Mexico Government International Bond	Goldman Sachs	0.600%	USD	500	1.000%	09/20/16	5
Mexico Government International Bond	HSBC	0.600%	USD	200	1.000%	09/20/16	2
Mexico Government International Bond	JPMorgan Chase	0.600%	USD	200	1.000%	09/20/16	2
Mexico Government International Bond	Barclays	0.861%	USD	2,400	1.000%	03/20/18	12
Mexico Government International Bond	Morgan Stanley	1.030%	USD	400	1.000%	12/20/18	(1)
United Kingdom Gilt	Goldman Sachs	0.071%	USD	100	1.000%	03/20/15	1
United Mexican States	Bank of America	1.030%	USD	300	1.000%	12/20/18	(1)
United Mexican States	Citigroup	1.030%	USD	400	1.000%	12/20/18	(1)
United States Government Bond	BNP Paribas	0.302%	EUR	2,000	0.250%	09/20/16	(3)
Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - ($4)							122
Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($235) (å)							485

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 207

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$112,585		$5,120	$117,705
Corporate Bonds and Notes	—	178,768		4,602	183,370
International Debt	—	134,651		2,193	136,844
Mortgage-Backed Securities	—	407,164		7,482	414,646
Municipal Bonds	—	1,326		—	1,326
Non-US Bonds	—	39,668		—	39,668
United States Government Treasuries	—	153,346		—	153,346
Preferred Stocks	—	—		1,551	1,551
Short-Term Investments	—	173,435		—	173,435
Repurchase Agreements	—	94,400		—	94,400
Total Investments	—	1,295,343		20,948	1,316,291

Other Financial Instruments
Futures Contracts	1,067	—		—	1,067
Options Written	(70)	(18)		—	(88)
Foreign Currency Exchange Contracts	(3)	1,096		—	1,093
Interest Rate Swap Contracts	—	(576)		—	(576)
Credit Default Swap Contracts	—	485		—	485
Total Other Financial Instruments*	$994	$987		$—	$1,981

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2014, see note 2 in the Notes to Quarterly Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended January 31, 2014 were as follows:

										Net Change in
										Unrealized
										Appreciation/
										(Depreciation)
						Net	Net	Net Change		on
	Beginning			Accrued	Realized Transfers Transfers in Unrealized				Ending	Investments
Category and	Balance	Gross	Gross	Discounts/	Gain	into	out of Appreciation/ Balance of			held as of
Subcategory	11/1/2013 Purchases		Sales	(Premiums)	(Loss)	Level 3	Level 3 (Depreciation)		1/31/2014	1/31/2014
Long-Term Investments
Asset Backed Securities	$5,205	$—	$48	$(1)	$—	$—	$21	$(15)	$5,120	$—
Corporate Bonds and Notes	5,380	—	757	(77)	(89)	—	—	145	4,602	145
International Debt	—	2,190	—	—	—	—	—	3	2,193	3
Mortgage-Backed Securities	9,783	198	514	(92)	—	—	1,907	14	7,482	14
Preferred Stocks	1,551	—	—	—	—	—	—	—	1,551	—
Total Investments	21,919	2,388	1,319	(170)	(89)	—	1,928	147	20,948	162

See accompanying notes which are an integral part of this quarterly report.

208 Russell Short Duration Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date	Fair
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$

Municipal Bonds - 94.4%
Alabama - 1.3%
Alabama 21st Century Authority Revenue Bonds	1,120	5.000	06/01/18	1,285
Alabama 21st Century Authority Revenue Bonds	545	5.000	06/01/20	627
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/14	1,011
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/15	1,060
Birmingham Water Works Board Revenue Bonds(µ)	1,275	5.000	01/01/17	1,426
County of Jefferson Alabama General Obligation Limited(µ)	4,100	5.000	04/01/22	4,091
County of Jefferson Alabama Sewer Revenue Bonds	2,230	5.000	10/01/22	2,385
Homewood Educational Building Authority Revenue Bonds(µ)	485	5.000	12/01/26	524
				12,409

Alaska - 0.1%
City of Valdez Alaska Revenue Bonds	750	5.000	01/01/21	871

Arizona - 1.8%
Arizona Department of Transportation State Highway Fund Revenue Bonds	735	5.000	07/01/14	749
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,300
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,171
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,000	5.000	10/01/18	1,177
Maricopa County Pollution Control Corp. Revenue Bonds(Ê)	2,310	5.200	06/01/43	2,505
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,635	5.000	01/01/25	1,796
Salt Verde Financial Corp. Revenue Bonds	1,045	5.250	12/01/24	1,160
Tangerine Farms Road Improvement District Revenue Bonds	2,240	5.000	07/01/26	2,500
Tangerine Farms Road Improvement District Revenue Bonds	800	5.000	07/01/27	892
Tangerine Farms Road Improvement District Revenue Bonds	1,735	5.000	07/01/28	1,917
				17,167

California - 9.2%
Burbank Unified School District General Obligation Unlimited	1,125	5.000	08/01/26	1,262
California Health Facilities Financing Authority Revenue Bonds	1,550	5.000	07/01/16	1,704
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	11/15/29	1,011
California State Public Works Board Revenue Bonds	1,000	5.000	12/01/16	1,123
California Statewide Communities Development Authority Revenue Bonds	2,260	5.000	04/01/19	2,641
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,527
Centinela Valley Union High School District General Obligation Unlimited	500	5.750	08/01/27	593
Centinela Valley Union High School District General Obligation Unlimited	1,000	5.750	08/01/28	1,177
Centinela Valley Union High School District General Obligation Unlimited	650	5.750	08/01/29	758
City of Fresno California Airport Revenue Bonds(µ)	225	5.000	07/01/22	248
City of Los Angeles Department of Airports Revenue Bonds	1,655	5.000	05/15/29	1,801
City of Sacramento Unified School District General Obligation Unlimited(µ)	4,000	5.000	07/01/31	4,254
City of Vallejo California Water Revenue Bonds	2,755	5.250	05/01/27	2,979
City of Vallejo California Water Revenue Bonds	3,105	5.250	05/01/29	3,306
County of Los Angeles California Certificate Of Participation	200	5.000	09/01/20	232
County of Los Angeles California Certificate Of Participation	500	5.000	03/01/21	578
County of Los Angeles California Certificate Of Participation	125	5.000	09/01/21	145
County of Los Angeles California Certificate Of Participation	430	5.000	09/01/22	494
County of Sacramento California Airport System Revenue Bonds	2,000	5.000	07/01/22	2,194
El Monte Union High School District General Obligation Unlimited(µ)	4,750	5.500	06/01/34	5,117
Golden State Tobacco Securitization Corp. Revenue Bonds(µ)	750	4.600	06/01/23	803
Kings River Conservation District Certificate Of Participation	340	5.000	05/01/15	357
Los Angeles Department of Water & Power Revenue Bonds	1,280	5.000	01/01/16	1,381
Modesto Irrigation District Revenue Bonds	1,425	5.000	07/01/17	1,622
Northern California Power Agency Revenue Bonds	1,000	5.000	06/01/15	1,062
San Francisco City & County Public Utilities Commission Water Revenue Bonds	2,685	5.000	11/01/27	3,039
South Orange County Public Financing Authority Special Tax	900	5.000	08/15/29	953
Southern California Public Power Authority Revenue Bonds	1,500	5.000	07/01/18	1,758
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,157
State of California Department of Water Resources Revenue Bonds	1,000	5.000	05/01/16	1,104
State of California Department of Water Resources Revenue Bonds	1,000	5.000	05/01/17	1,142

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 209

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date	Fair
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
State of California Department of Water Resources Revenue Bonds	2,500	5.000	05/01/19	2,981
State of California Department of Water Resources Revenue Bonds	2,500	5.000	12/01/20	3,027
State of California Department of Water Resources Revenue Bonds	1,000	5.000	12/01/21	1,159
State of California General Obligation Unlimited(µ)	1,000	6.000	02/01/17	1,160
State of California General Obligation Unlimited	1,000	5.000	10/01/17	1,153
State of California General Obligation Unlimited	2,000	5.000	02/01/20	2,370
State of California General Obligation Unlimited	1,250	5.000	07/01/20	1,486
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,928
State of California General Obligation Unlimited	1,000	5.250	07/01/21	1,183
State of California General Obligation Unlimited	1,000	5.250	03/01/22	1,171
State of California General Obligation Unlimited	3,500	5.000	10/01/24	3,927
State of California General Obligation Unlimited	7,095	5.000	11/01/25	8,169
State of California General Obligation Unlimited	2,500	5.250	09/01/28	2,812
State of California General Obligation Unlimited	2,685	5.000	10/01/29	2,919
State of California General Obligation Unlimited	450	5.000	02/01/31	483
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,729
University of California Revenue Bonds	500	4.000	05/15/14	505
				86,684

Colorado - 2.8%
City & County of Denver Colorado Airport System Revenue Bonds	1,965	5.000	11/15/25	2,188
City of Colorado Springs Colorado Utilities System Revenue Bonds	4,000	5.000	11/15/18	4,694
Colorado Educational & Cultural Facilities Authority Revenue Bonds	2,000	5.000	04/01/18	2,258
Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	1,037
Colorado Housing & Finance Authority Revenue Bonds	11,350	5.000	05/15/14	11,501
Denver Urban Renewal Authority Tax Allocation	1,575	5.000	12/01/21	1,787
E-470 Public Highway Authority Revenue Bonds(µ)	850	5.000	09/01/17	909
E-470 Public Highway Authority Revenue Bonds	2,250	5.375	09/01/26	2,395
				26,769

Connecticut - 1.4%
City of New Haven Connecticut General Obligation Unlimited(µ)	2,000	5.000	08/01/21	2,248
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	5.000	07/01/25	2,841
State of Connecticut General Obligation Unlimited	2,490	5.000	01/01/16	2,709
State of Connecticut Special Tax Revenue Bonds	4,470	5.000	10/01/25	5,178
				12,976

Delaware - 0.3%
Delaware Transportation Authority Revenue Bonds(µ)(ae)	1,305	5.000	07/01/15	1,393
Delaware Transportation Authority Revenue Bonds	1,000	5.000	07/01/17	1,145
				2,538

Florida - 9.8%
Citizens Property Insurance Corp. Revenue Bonds(µ)	1,000	5.000	03/01/15	1,049
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/18	2,843
Citizens Property Insurance Corp. Revenue Bonds	2,495	5.000	06/01/19	2,860
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/20	2,889
Citizens Property Insurance Corp. Revenue Bonds	7,385	5.000	06/01/22	8,384
City of Lakeland Florida Department of Electric Utilities Revenue Bonds(µ)	2,000	5.000	10/01/17	2,280
City of North Port Florida Special Assessment(µ)	705	5.000	07/01/25	785
City of North Port Florida Special Assessment(µ)	1,135	5.000	07/01/26	1,246
City of Pembroke Pines Florida Revenue Bonds(µ)	1,000	5.000	10/01/16	1,091
City of Tampa Florida Revenue Bonds	500	5.000	11/15/15	540
County of Miami-Dade Florida Revenue Bonds	3,000	5.000	10/01/28	3,229
County of Miami-Dade Florida Water & Sewer System Revenue Bonds(µ)	1,500	5.250	10/01/19	1,786
County of Orange Florida Sales Tax Revenue Bonds	8,885	5.000	01/01/20	10,515
Escambia County Health Facilities Authority	2,345	6.000	08/15/36	2,465
Florida Department of Children & Family Services Certificate Of Participation(µ)	1,175	5.000	10/01/15	1,257
Hillsborough County Aviation Authority Revenue Bonds	1,000	5.000	10/01/14	1,031
JEA Electric System Revenue Bonds	1,000	5.000	10/01/17	1,149
JEA Electric System Revenue Bonds	645	5.000	10/01/20	768
Kissimmee Utility Authority Revenue Bonds(µ)	1,000	5.000	10/01/17	1,137

See accompanying notes which are an integral part of this quarterly report.

210 Russell Tax Exempt Bond Fund

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date	Fair
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
Miami Beach Health Facilities Authority Revenue Bonds	1,265	5.000	11/15/29	1,268
Miami-Dade County Educational Facilities Authority Revenue Bonds(µ)(ae)	1,750	5.000	04/01/14	1,763
Mid-Bay Bridge Authority Revenue Bonds	2,500	7.250	10/01/34	2,792
Orlando Utilities Commission Revenue Bonds	3,000	5.000	10/01/19	3,542
Orlando-Orange County Expressway Authority Revenue Bonds	4,145	5.000	07/01/20	4,846
Palm Beach County School District Certificate Of Participation(µ)	1,000	5.000	08/01/14	1,023
Reedy Creek Improvement District General Obligation Limited	850	5.000	06/01/20	995
Reedy Creek Improvement District General Obligation Limited	5,000	5.000	06/01/25	5,664
Reedy Creek Improvement District General Obligation Limited	4,870	5.000	06/01/26	5,459
South Miami Health Facilities Authority Revenue Bonds	750	5.000	08/15/18	846
State of Florida General Obligation Unlimited	8,450	5.000	06/01/15	8,978
State of Florida General Obligation Unlimited	1,000	5.000	06/01/16	1,109
State of Florida General Obligation Unlimited	3,515	5.000	06/01/17	3,768
State of Florida Revenue Bonds	1,300	5.000	07/01/16	1,437
Tampa-Hillsborough County Expressway Authority Revenue Bonds(µ)	1,000	5.000	07/01/14	1,020
				91,814

Georgia - 1.6%
City of Atlanta Department of Aviation Revenue Bonds	2,000	5.000	01/01/16	2,173
City of Atlanta Department of Aviation Revenue Bonds	2,500	5.000	01/01/20	2,899
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,000	6.000	11/01/20	1,228
City of Atlanta Georgia Water & Wastewater Revenue Bonds(µ)	2,000	5.500	11/01/23	2,263
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,300	6.000	11/01/25	1,545
Municipal Electric Authority of Georgia Revenue Bonds(µ)	850	6.250	01/01/17	983
Private Colleges & Universities Authority Revenue Bonds	1,500	5.000	09/01/16	1,676
Savannah Hospital Authority Revenue Bonds	1,000	5.500	07/01/28	1,085
State of Georgia General Obligation Unlimited	1,240	5.000	07/01/17	1,423
				15,275

Guam - 0.5%
Guam Government Waterworks Authority Revenue Bonds	1,240	5.000	07/01/28	1,252
Guam Power Authority Revenue Bonds	1,000	5.000	10/01/34	976
Territory of Guam General Obligation Unlimited	1,000	6.750	11/15/29	1,039
Territory of Guam Revenue Bonds	500	5.375	12/01/24	520
Territory of Guam Revenue Bonds	785	5.000	01/01/32	801
				4,588

Hawaii - 0.5%
City & County Honolulu Hawaii Wastewater System Revenue Bonds(µ)	1,500	5.000	07/01/19	1,709
Hawaii Housing & Community Development Corp. Revenue Bonds	60	3.700	01/01/22	60
State of Hawaii Department of Budget & Finance Revenue Bonds(µ)(Ê)	2,140	0.210	07/01/24	1,990
State of Hawaii General Obligation Unlimited	1,000	5.000	02/01/15	1,047
				4,806

Idaho - 0.5%
Idaho Housing & Finance Association Revenue Bonds(µ)	1,330	5.250	07/15/21	1,489
Idaho Housing & Finance Association Revenue Bonds	1,670	5.000	07/15/31	1,791
Idaho State Building Authority Revenue Bonds	940	5.000	09/01/23	1,079
				4,359

Illinois - 5.0%
Chicago O'Hare International Airport Revenue Bonds(µ)	1,000	5.000	01/01/19	1,075
City of Chicago Illinois General Obligation Unlimited(µ)	2,500	5.000	01/01/17	2,593
City of Chicago Illinois General Obligation Unlimited(µ)	2,135	5.000	12/01/23	2,229
City of Chicago Illinois General Obligation Unlimited(µ)(Ê)	500	0.030	01/01/42	500
City of Peoria Illinois General Obligation Unlimited	625	5.000	01/01/22	676
Cook County Community College District No. 508 General Obligation Unlimited	1,500	5.250	12/01/28	1,607
Illinois Finance Authority Revenue Bonds	1,000	5.000	03/01/15	1,048
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/23	1,058
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/24	1,048
Illinois Finance Authority Revenue Bonds	1,000	6.000	10/01/28	1,047

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 211

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date	Fair
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
Lake County Community Unit School District No. 116 Round Lake General Obligation
Unlimited(µ)	400	7.600	02/01/14	400
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	5.000	12/15/22	1,659
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/18	1,135
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,147
Railsplitter Tobacco Settlement Authority Revenue Bonds	2,750	5.500	06/01/23	3,118
State of Illinois General Obligation Unlimited	2,000	5.000	04/01/21	2,257
State of Illinois General Obligation Unlimited	3,000	5.000	07/01/21	3,385
State of Illinois General Obligation Unlimited	1,000	5.000	08/01/22	1,118
State of Illinois Revenue Bonds(µ)	1,000	5.000	06/15/16	1,101
State of Illinois Revenue Bonds	12,500	5.000	06/15/21	14,570
State of Illinois Unemployment Compensation Trust Fund Revenue Bonds	2,300	5.000	12/15/15	2,495
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,284
West Chicago Park District General Obligation Unlimited(µ)	795	5.250	12/01/29	827
				47,377

Indiana - 0.6%
Ball State University Revenue Bonds(µ)	1,000	5.000	07/01/16	1,107
City of Indianapolis Indiana Gas Utility Revenue Bonds(µ)	1,000	5.000	08/15/23	1,097
Indiana Finance Authority Revenue Bonds	1,000	4.900	01/01/16	1,070
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,150	5.000	06/01/16	1,248
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,150
				5,672

Iowa - 0.8%
Iowa Finance Authority Revenue Bonds(µ)	1,000	5.000	07/01/14	1,018
Iowa Finance Authority Revenue Bonds	4,000	5.000	07/01/28	4,250
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,898
				7,166

Louisiana - 1.4%
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,135
Louisiana Public Facilities Authority Revenue Bonds(µ)(Ê)	200	0.020	10/01/33	200
Louisiana State Citizens Property Insurance Corp. Revenue Bonds(µ)	2,460	6.750	06/01/26	2,881
Louisiana State University & Agricultural & Mechanical College Revenue Bonds	1,000	5.000	07/01/16	1,103
State of Louisiana Gasoline & Fuels Tax Revenue Bonds	7,000	5.000	05/01/21	8,315
				13,634

Maryland - 0.8%
County of Montgomery Maryland General Obligation Unlimited	1,350	5.000	07/01/19	1,609
County of Prince George's Maryland General Obligation Limited	1,000	5.000	07/15/16	1,111
Maryland Economic Development Corp. Revenue Bonds	1,250	5.125	06/01/20	1,321
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	1,038
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(Ê)	465	5.000	05/15/48	493
State of Maryland General Obligation Unlimited	1,500	5.000	08/01/14	1,536
				7,108

Massachusetts - 0.7%
Commonwealth of Massachusetts General Obligation Limited	930	5.500	11/01/15	1,014
Commonwealth of Massachusetts General Obligation Limited	1,000	5.500	10/01/16	1,134
Massachusetts Department of Transportation Revenue Bonds	1,380	5.000	01/01/15	1,437
Massachusetts Water Pollution Abatement Trust (The) Revenue Bonds	1,090	5.000	08/01/16	1,215
Massachusetts Water Resources Authority Revenue Bonds	1,525	5.000	08/01/14	1,561
				6,361

Michigan - 2.6%
Brighton Area School District General Obligation Unlimited	1,525	5.000	05/01/26	1,684
City of Detroit Michigan Sewage Disposal System Revenue Bonds(µ)	1,000	5.000	07/01/14	1,000
City of Detroit Michigan Sewage Disposal System Revenue Bonds	3,500	5.000	07/01/32	3,223
City of Detroit Michigan Water Supply System Revenue Bonds(µ)	1,015	5.000	07/01/18	1,021
City of Detroit Michigan Water Supply System Revenue Bonds(µ)	170	4.500	07/01/25	158
Detroit City School District General Obligation Unlimited(µ)	1,000	6.000	05/01/19	1,153

See accompanying notes which are an integral part of this quarterly report.

212 Russell Tax Exempt Bond Fund

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date	Fair
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,729
Michigan Finance Authority Revenue Bonds	5,000	5.000	07/01/14	5,099
Michigan Finance Authority Revenue Bonds	1,500	5.000	06/01/19	1,650
Michigan Strategic Fund Revenue Bonds	2,000	6.250	06/01/14	2,032
Michigan Strategic Fund Revenue Bonds	1,015	5.250	06/01/32	941
Saline Economic Development Corp. Revenue Bonds	485	5.250	06/01/32	449
Wayne County Airport Authority Revenue Bonds	2,000	5.000	12/01/17	2,253
Wayne County Airport Authority Revenue Bonds(µ)	2,500	4.500	12/01/24	2,528
				24,920

Minnesota - 2.3%
City of Minneapolis Minnesota Revenue Bonds	1,250	5.000	08/01/17	1,361
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	2,126
City of Rochester Minnesota Revenue Bonds(Ê)	1,125	4.000	11/15/30	1,261
City of Saint Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,314
City of Saint Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	831
Elk River Independent School District No. 728 General Obligation Unlimited	5,175	4.000	02/01/15	5,370
Elk River Independent School District No. 728 General Obligation Unlimited	2,465	5.000	02/01/16	2,684
Minnesota Municipal Power Agency Revenue Bonds	2,220	5.250	10/01/21	2,349
State of Minnesota General Obligation Unlimited	545	5.000	06/01/14	553
State of Minnesota General Obligation Unlimited	1,000	5.000	08/01/15	1,071
State of Minnesota General Obligation Unlimited	1,990	5.000	06/01/17	2,280
				21,200

Mississippi - 0.3%
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	07/01/15	1,053
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	1,555	5.000	10/01/17	1,773
				2,826

Missouri - 1.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	800	5.000	10/01/28	863
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	1,775	5.000	10/01/33	1,911
City of Saint Louis Missouri Airport Revenue Bonds	1,680	6.125	07/01/24	1,907
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds(Ê)	1,500	0.080	10/01/24	1,500
Missouri Highway & Transportation Commission Revenue Bonds	2,500	5.250	05/01/23	2,832
				9,013

Nebraska - 0.8%
Nebraska Public Power District Revenue Bonds	2,000	4.000	01/01/21	2,207
Nebraska Public Power District Revenue Bonds	3,795	5.000	01/01/28	4,193
Nebraska Public Power District Revenue Bonds	1,250	5.000	01/01/29	1,362
				7,762

Nevada - 0.7%
City of Reno Nevada General Obligation Limited	1,100	5.000	06/01/18	1,240
City of Reno Nevada General Obligation Limited	1,000	5.000	06/01/22	1,115
Clark County Department of Aviation Revenue Bonds(µ)	2,500	5.000	07/01/22	2,838
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/16	1,095
				6,288

New Jersey - 3.6%
New Jersey Economic Development Authority Revenue Bonds	1,020	5.375	06/15/15	1,091
New Jersey Economic Development Authority Revenue Bonds(µ)	1,500	5.500	06/15/16	1,681
New Jersey Economic Development Authority Revenue Bonds	2,500	5.000	09/01/18	2,894
New Jersey Economic Development Authority Revenue Bonds	2,765	5.000	06/15/20	3,136
New Jersey Economic Development Authority Revenue Bonds	75	5.000	06/15/21	85
New Jersey Educational Facilities Authority Revenue Bonds	2,000	5.000	07/01/16	2,223
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	09/15/17	1,155
New Jersey State Turnpike Authority Revenue Bonds	3,485	5.000	01/01/23	4,035
New Jersey State Turnpike Authority Revenue Bonds	3,080	5.000	01/01/24	3,550

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 213

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date	Fair
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
New Jersey State Turnpike Authority Revenue Bonds	2,500	5.000	01/01/27	2,767
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)(ae)	1,500	5.000	06/15/15	1,597
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/16	1,125
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/18	1,163
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,120	5.250	06/15/30	1,217
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,750	5.500	06/15/31	4,120
State of New Jersey General Obligation Unlimited(µ)	2,080	5.500	07/15/18	2,481
				34,320

New Mexico - 0.5%
County of Taos New Mexico Revenue Bonds(µ)	750	3.000	04/01/17	779
State of New Mexico Revenue Bonds	3,500	5.000	07/01/15	3,734
				4,513

New York - 12.9%
Albany Industrial Development Agency Revenue Bonds	2,380	5.250	11/15/32	2,473
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,544
City of New York New York General Obligation Unlimited	1,000	5.000	08/01/15	1,070
City of New York New York General Obligation Unlimited	3,920	5.000	08/01/16	4,359
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,762
City of New York New York General Obligation Unlimited	2,105	5.000	08/01/20	2,476
City of New York New York General Obligation Unlimited	3,445	5.000	08/01/22	4,023
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/17	1,150
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/21	1,159
Metropolitan Transportation Authority Revenue Bonds	1,410	5.000	11/15/24	1,581
Metropolitan Transportation Authority Revenue Bonds	8,320	5.000	11/15/25	9,262
Metropolitan Transportation Authority Revenue Bonds	1,430	6.500	11/15/28	1,685
New York City Health & Hospital Corp. Revenue Bonds	1,500	5.000	02/15/17	1,683
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	3,030	5.000	02/01/15	3,175
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	3,855	5.000	11/01/15	4,170
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	1,000	5.000	11/01/18	1,173
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,500	5.000	11/15/18	2,937
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	890	5.000	11/01/20	1,057
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,175	5.000	05/01/21	2,569
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,180	5.000	11/01/21	2,592
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	1,080
New York City Water & Sewer System Revenue Bonds(µ)(ae)	375	5.000	12/15/14	391
New York City Water & Sewer System Revenue Bonds(µ)	490	5.000	06/15/21	509
New York State Dormitory Authority Revenue Bonds	3,415	5.000	07/01/16	3,672
New York State Dormitory Authority Revenue Bonds	1,755	5.000	07/01/17	1,995
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,196
New York State Dormitory Authority Revenue Bonds	1,000	5.250	02/15/21	1,172
New York State Dormitory Authority Revenue Bonds	180	5.000	07/01/21	213
New York State Dormitory Authority Revenue Bonds	2,400	5.000	05/01/22	2,685
New York State Dormitory Authority Revenue Bonds	725	5.000	05/15/23	839
New York State Dormitory Authority Revenue Bonds	6,700	5.000	12/15/23	7,821
New York State Dormitory Authority Revenue Bonds	700	5.000	07/01/24	794
New York State Dormitory Authority Revenue Bonds	6,790	5.000	07/01/26	7,646
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,784
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	881
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,850
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds	4,000	5.000	04/01/14	4,030
New York State Thruway Authority Revenue Bonds	2,300	5.000	03/15/19	2,718
New York State Thruway Authority Revenue Bonds	12,485	5.000	05/01/19	14,501
New York State Urban Development Corp. Revenue Bonds	2,500	5.000	03/15/17	2,839
Sales Tax Asset Receivable Corp. Revenue Bonds(µ)	1,700	5.000	10/15/25	1,752
State of New York General Obligation Unlimited	1,500	5.000	02/15/14	1,502
State of New York General Obligation Unlimited	2,000	5.000	12/15/21	2,407
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,098
Triborough Bridge & Tunnel Authority Revenue Bonds(µ)	1,000	5.500	11/15/20	1,203
Triborough Bridge & Tunnel Authority Revenue Bonds(Ê)	900	5.000	11/15/38	973

See accompanying notes which are an integral part of this quarterly report.

214 Russell Tax Exempt Bond Fund

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date	Fair
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
Troy Capital Resource Corp. Revenue Bonds	1,000	5.000	09/01/20	1,150
				121,601

North Carolina - 0.9%
North Carolina Capital Facilities Finance Agency Revenue Bonds	750	5.000	04/01/19	860
North Carolina Eastern Municipal Power Agency Revenue Bonds	650	5.000	01/01/16	705
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	2,998
State of North Carolina Revenue Bonds	1,660	5.000	05/01/16	1,828
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,179
University of North Carolina at Chapel Hill Revenue Bonds	1,205	5.000	12/01/31	1,329
				8,899

North Dakota - 0.2%
City of Williston North Dakota Revenue Bonds(µ)	1,425	4.000	11/01/20	1,489

Ohio - 1.8%
City of Cleveland Ohio Airport System Revenue Bonds	585	5.000	01/01/28	607
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,255
Kent State University Revenue Bonds(µ)	2,000	5.000	05/01/16	2,179
Ohio Air Quality Development Authority Revenue Bonds	1,110	5.700	02/01/14	1,110
State of Ohio Revenue Bonds	4,105	5.000	06/15/16	4,542
State of Ohio Revenue Bonds	3,500	5.000	12/15/22	4,065
State of Ohio Revenue Bonds	2,815	5.000	12/15/23	3,240
				16,998

Oklahoma - 0.6%
Cushing Educational Facilities Authority Revenue Bonds	3,000	5.000	09/01/20	3,409
Oklahoma County Finance Authority Revenue Bonds	1,000	5.000	09/01/21	1,126
Tulsa County Industrial Authority Revenue Bonds	1,000	4.000	09/01/14	1,021
				5,556

Oregon - 0.7%
City of Portland Oregon Sewer System Revenue Bonds	2,000	5.000	06/15/18	2,338
Morrow County School District No. 1 General Obligation Unlimited(µ)	1,955	5.500	06/15/21	2,319
State of Oregon Department of Transportation Revenue Bonds	2,000	5.250	11/15/14	2,079
				6,736

Pennsylvania - 6.2%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,223
Allegheny County Industrial Development Authority Revenue Bonds	920	6.500	05/01/17	966
Berks County Municipal Authority Revenue Bonds	1,960	5.250	11/01/24	2,142
Berks County Vocational Technical School Authority Revenue Bonds(µ)	1,260	5.000	06/01/15	1,305
City of Philadelphia Pennsylvania General Obligation Unlimited(µ)	1,000	5.000	08/01/24	1,092
City of Philadelphia Pennsylvania General Obligation Unlimited	3,210	5.250	07/15/27	3,503
Commonwealth of Pennsylvania General Obligation Unlimited	3,870	5.000	04/01/16	4,256
Commonwealth of Pennsylvania General Obligation Unlimited(µ)	1,300	5.375	07/01/17	1,505
County of Allegheny Pennsylvania General Obligation Unlimited(µ)	1,000	5.000	10/01/15	1,067
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	665	5.000	11/01/25	730
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	970	5.000	11/01/26	1,055
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,120	5.000	11/01/27	1,210
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,140	5.000	11/01/28	1,225
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,500	5.250	11/01/33	1,600
Indiana County Hospital Authority Revenue Bonds	325	5.000	06/01/25	325
Indiana County Hospital Authority Revenue Bonds	550	5.500	06/01/29	552
Montgomery County Industrial Development Authority Revenue Bonds	1,000	5.000	11/15/17	1,088
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,600	5.000	07/01/16	2,889
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,000	5.000	07/01/18	1,172
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,270	5.000	01/01/22	2,542
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,000	5.000	07/01/22	2,199
Pennsylvania Economic Development Financing Authority Revenue Bonds	4,460	5.000	01/01/23	4,796
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,000	5.000	09/01/17	1,143
Pennsylvania Higher Educational Facilities Authority Revenue Bonds(µ)	3,000	5.000	06/15/20	3,134

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 215

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date	Fair
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,125	6.000	07/01/21	1,220
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,940	5.250	05/01/24	2,174
Pennsylvania Intergovernmental Cooperation Authority Special Tax	1,000	5.000	06/15/17	1,133
Philadelphia Authority for Industrial Development Revenue Bonds(µ)(Ê)	1,000	0.020	03/01/27	1,000
Philadelphia Authority for Industrial Development Revenue Bonds	2,000	8.000	01/01/33	2,034
State Public School Building Authority Revenue Bonds	2,000	5.000	04/01/20	2,265
State Public School Building Authority Revenue Bonds	3,030	5.000	04/01/25	3,279
University of Pittsburgh Revenue Bonds	1,000	5.500	09/15/21	1,177
				58,001

Puerto Rico - 2.5%
Commonwealth of Puerto Rico General Obligation Unlimited	750	5.250	07/01/15	686
Commonwealth of Puerto Rico General Obligation Unlimited(ae)	620	5.250	07/01/16	693
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	500	5.500	07/01/20	475
Government Development Bank for Puerto Rico Revenue Bonds(µ)	2,830	4.750	12/01/15	2,773
Puerto Rico Electric Power Authority Revenue Bonds(µ)	2,105	5.500	07/01/16	2,062
Puerto Rico Electric Power Authority Revenue Bonds	1,000	5.000	07/01/17	820
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,280	5.375	07/01/18	1,136
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,000	5.000	07/01/26	912
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	950	5.500	07/01/22	940
Puerto Rico Housing Finance Authority Revenue Bonds	180	5.500	12/01/15	188
Puerto Rico Housing Finance Authority Revenue Bonds	1,830	5.500	12/01/16	1,940
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	500	5.500	07/01/17	459
Puerto Rico Municipal Finance Agency General Obligation Unlimited(µ)	3,000	5.000	08/01/27	2,764
Puerto Rico Municipal Finance Agency Revenue Bonds(µ)	115	5.250	08/01/22	112
Puerto Rico Public Buildings Authority Revenue Bonds(ae)	2,000	5.500	07/01/14	2,043
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(ae)	30	6.125	02/01/14	30
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	5.500	08/01/22	2,290
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	970	6.125	08/01/29	803
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	6.500	08/01/35	2,029
				23,155

Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. Revenue Bonds	1,500	5.000	09/01/22	1,794

South Carolina - 0.2%
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,148
South Carolina State Public Service Authority Revenue Bonds	1,000	5.000	12/01/16	1,122
				2,270

Tennessee - 1.6%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds	1,800	5.000	10/01/25	1,808
Chattanooga Industrial Development Board Revenue Bonds(µ)	4,000	5.000	10/01/30	4,136
City of Memphis Tennessee Electric System Revenue Bonds	1,135	5.000	12/01/15	1,231
Shelby County Tennessee Health, Educational & Housing Facilities Board Revenue
Bonds(µ)(Ê)	8,250	0.080	06/01/42	8,250
				15,425

Texas - 6.5%
Canadian River Municipal Water Authority Corp. Revenue Bonds(µ)	800	5.000	02/15/17	864
Canadian River Municipal Water Authority Corp. Revenue Bonds(µ)	415	5.000	02/15/18	447
City of Austin Texas Water & Wastewater System Revenue Bonds(µ)	1,000	5.250	11/15/14	1,039
City of Bryan Texas Electric System Revenue Bonds	1,000	5.000	07/01/15	1,062
City of Corpus Christi Texas Utility System Revenue Bonds	1,660	5.000	07/15/22	1,926
City of Fort Worth Texas Water & Sewer System Revenue Bonds	1,340	5.000	02/15/17	1,514
City of Houston Texas Airport System Revenue Bonds	1,500	5.000	07/01/17	1,701
City of Houston Texas General Obligation Limited	1,375	5.250	03/01/28	1,524
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	2,109
City of Lubbock Texas General Obligation Limited	5,000	5.000	02/15/19	5,847
City of New Braunfels Texas General Obligation Limited(µ)(ae)	665	5.250	10/01/14	687
City of San Antonio Texas Water System Revenue Bonds	2,250	5.000	05/15/24	2,561

See accompanying notes which are an integral part of this quarterly report.

216 Russell Tax Exempt Bond Fund

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date	Fair
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
City Public Service Board of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/18	1,158
Conroe Independent School District General Obligation Unlimited	1,085	5.000	02/15/25	1,242
County of Fort Bend Texas General Obligation Limited(µ)	1,000	5.000	03/01/16	1,092
County of Travis Texas General Obligation Limited	1,000	5.000	03/01/15	1,052
Dallas/Fort Worth International Airport Revenue Bonds	280	5.000	11/01/22	310
Dallas/Fort Worth International Airport Revenue Bonds	200	5.000	11/01/23	221
Dallas/Fort Worth International Airport Revenue Bonds	250	5.000	11/01/24	276
Dallas/Fort Worth International Airport Revenue Bonds	1,000	5.250	11/01/28	1,108
Dallas/Fort Worth International Airport Revenue Bonds	2,000	5.250	11/01/29	2,200
Dallas/Fort Worth International Airport Revenue Bonds	1,500	5.250	11/01/30	1,637
Goose Creek Consolidated Independent School District General Obligation Unlimited	915	5.000	02/15/24	1,058
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	842
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds	1,385	6.375	01/01/33	1,402
Houston Independent School District General Obligation Limited	1,250	4.000	02/15/16	1,343
Lower Colorado River Authority Revenue Bonds	5	5.000	05/15/16	6
Lower Colorado River Authority Revenue Bonds	3,585	5.500	05/15/31	3,957
North East Independent School District General Obligation Unlimited(µ)(ae)	1,000	5.000	08/01/14	1,024
North Texas Tollway Authority Revenue Bonds	960	6.000	01/01/24	1,079
North Texas Tollway Authority Revenue Bonds(Ê)	1,235	5.750	01/01/38	1,347
State of Texas General Obligation Unlimited	2,500	5.000	04/01/15	2,639
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	1,500	5.000	11/15/16	1,671
Texas A&M University Revenue Bonds	2,000	5.000	05/15/15	2,123
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	3,515	5.000	12/15/27	3,598
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,652
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,433
Texas Public Finance Authority Revenue Bonds	1,905	5.000	07/01/14	1,943
Texas Transportation Commission Revenue Bonds	2,500	5.000	04/01/25	2,729
				61,423

Utah - 0.7%
Intermountain Power Agency Revenue Bonds	2,150	5.000	07/01/16	2,380
State of Utah General Obligation Unlimited	2,000	5.000	07/01/16	2,225
Utah State Charter School Finance Authority Revenue Bonds	465	5.250	10/15/28	510
Utah State Charter School Finance Authority Revenue Bonds	1,215	5.000	10/15/33	1,253
				6,368

Virgin Islands - 0.7%
Virgin Islands Public Finance Authority Revenue Bonds	5,000	5.000	10/01/18	5,546
Virgin Islands Public Finance Authority Revenue Bonds	1,000	4.000	10/01/22	1,047
				6,593

Virginia - 1.8%
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	710
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,140
County of Fairfax Virginia General Obligation Unlimited	1,750	5.250	04/01/14	1,764
County of Fairfax Virginia General Obligation Unlimited	3,000	5.000	04/01/18	3,498
Virginia College Building Authority Revenue Bonds	1,065	5.000	02/01/14	1,065
Virginia College Building Authority Revenue Bonds	2,350	5.000	02/01/22	2,792
Virginia Commonwealth Transportation Board Revenue Bonds	1,950	5.000	03/15/18	2,253
Virginia Commonwealth Transportation Board Revenue Bonds	1,250	4.750	05/15/21	1,264
Virginia Public Building Authority Revenue Bonds	1,000	5.000	08/01/14	1,024
Virginia Public School Authority Revenue Bonds	1,000	5.000	08/01/17	1,147
				16,657

Washington - 4.1%
County of King Washington Sewer Revenue Bonds	3,085	5.000	01/01/28	3,469
Energy Northwest Revenue Bonds	1,000	5.000	07/01/14	1,020
Energy Northwest Revenue Bonds	2,500	5.000	07/01/15	2,668
Energy Northwest Revenue Bonds	1,000	7.125	07/01/16	1,156
Energy Northwest Revenue Bonds	2,000	5.000	07/01/19	2,378
King County School District No. 405 Bellevue General Obligation Unlimited(µ)	1,000	5.000	12/01/14	1,040
Mason County School District No. 309 Shelton General Obligation Unlimited(µ)	1,115	5.000	12/01/18	1,278

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 217

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date	Fair
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
Pierce County School District No. 3 Puyallup General Obligation Unlimited(µ)(ae)	1,000	5.000	12/01/15	1,085
Port of Seattle Washington Revenue Bonds	1,000	5.000	06/01/22	1,123
Snohomish County School District No. 15 Edmonds General Obligation Unlimited(µ)(ae)	2,000	5.000	06/01/16	2,212
State of Washington General Obligation Unlimited	10,445	5.000	07/01/17	11,980
State of Washington Revenue Bonds	8,000	5.000	09/01/20	9,423
				38,832
West Virginia - 0.2%
West Virginia University Revenue Bonds	1,350	5.000	10/01/21	1,588

Wisconsin - 1.4%
City of Marshfield Wisconsin Electric System Revenue Bonds	4,000	5.500	12/01/30	4,469
Wisconsin Department of Transportation Revenue Bonds(µ)	1,500	5.000	07/01/19	1,779
Wisconsin Department of Transportation Revenue Bonds	5,950	5.000	07/01/22	7,042
				13,290
Wyoming - 0.3%
County of Laramie Wyoming Revenue Bonds	1,000	4.000	05/01/22	1,025
County of Sweetwater Wyoming Revenue Bonds	1,000	5.000	12/15/16	1,102
County of Sweetwater Wyoming Revenue Bonds	1,000	5.000	12/15/18	1,108
				3,235
Total Municipal Bonds (cost $866,284)				888,326

Short-Term Investments - 4.2%
Russell U.S. Cash Management Fund	39,866,862 (∞)			39,867
Total Short-Term Investments (cost $39,866)				39,867

Total Investments 98.6% (identified cost $906,150)				928,193
Other Assets and Liabilities,
Net - 1.4%				13,055
Net Assets - 100.0%				941,248

See accompanying notes which are an integral part of this quarterly report.

218 Russell Tax Exempt Bond Fund

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Municipal Bonds
Alabama	$—	$12,409	$—	$12,409
Alaska	—	871	—	871
Arizona	—	17,167	—	17,167
California	—	86,684	—	86,684
Colorado	—	26,769	—	26,769
Connecticut	—	12,976	—	12,976
Delaware	—	2,538	—	2,538
Florida	—	91,814	—	91,814
Georgia	—	15,275	—	15,275
Guam	—	4,588	—	4,588
Hawaii	—	2,816	1,990	4,806
Idaho	—	4,359	—	4,359
Illinois	—	47,377	—	47,377
Indiana	—	5,672	—	5,672
Iowa	—	7,166	—	7,166
Louisiana	—	13,634	—	13,634
Maryland	—	7,108	—	7,108
Massachusetts	—	6,361	—	6,361
Michigan	—	24,920	—	24,920
Minnesota	—	21,200	—	21,200
Mississippi	—	2,826	—	2,826
Missouri	—	9,013	—	9,013
Nebraska	—	7,762	—	7,762
Nevada	—	6,288	—	6,288
New Jersey	—	34,320	—	34,320
New Mexico	—	4,513	—	4,513
New York	—	121,601	—	121,601
North Carolina	—	8,899	—	8,899
North Dakota	—	1,489	—	1,489
Ohio	—	16,998	—	16,998
Oklahoma	—	5,556	—	5,556
Oregon	—	6,736	—	6,736
Pennsylvania	—	58,001	—	58,001
Puerto Rico	—	23,155	—	23,155
Rhode Island	—	1,794	—	1,794
South Carolina	—	2,270	—	2,270
Tennessee	—	15,425	—	15,425
Texas	—	61,423	—	61,423
Utah	—	6,368	—	6,368
Virgin Islands	—	6,593	—	6,593
Virginia	—	16,657	—	16,657
Washington	—	38,832	—	38,832
West Virginia	—	1,588	—	1,588
Wisconsin	—	13,290	—	13,290
Wyoming	—	3,235	—	3,235
Short-Term Investments	—	39,867	—	39,867
Total Investments	$—	$926,203	$1,990	$928,193

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 219

Russell Investment Company Russell Commodity Strategies Fund

Consolidated Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$ or Shares				$
Long-Term Investments - 16.7%			0.330% due 12/29/14		6,000	6,010
United States Government Agencies - 13.9%			0.625% due 12/29/14		8,000	8,034
Federal Farm Credit Banks			0.305% due 01/02/15		8,000	8,011
0.138% due 02/06/15 (Ê)	10,000	10,003	Federal National Mortgage Association
0.230% due 03/16/15 (Ê)	20,000	20,015	0.360% due 06/23/14 (Ê)		12,000	12,012
0.350% due 05/01/15 (Ê)	10,000	10,022	0.136% due 09/11/14 (Ê)		9,000	9,003
0.210% due 10/22/15 (Ê)	9,500	9,500	0.750% due 12/19/14		7,500	7,539
0.330% due 11/13/15	6,000	5,998	0.167% due 01/20/15 (Ê)		6,295	6,299
0.200% due 12/02/15 (Ê)	9,000	8,998	Federal National Mortgage Association
			Discount Notes
Federal Home Loan Banks			Zero coupon due 05/01/14		9,000	8,999
0.220% due 08/14/15 (Ê)	8,000	8,002	Zero coupon due 06/02/14		6,000	5,999
0.210% due 10/01/15 (Ê)	12,000	12,001	Zero coupon due 08/18/14		6,000	5,998
0.181% due 12/16/15 (Ê)	7,000	6,999	Freddie Mac Discount Notes
Series _			Zero coupon due 04/24/14		7,700	7,699
0.220% due 10/07/15 (Ê)	10,000	10,002	Zero coupon due 05/08/14		8,000	7,999
Series __
0.220% due 08/19/15 (Ê)	6,000	6,002	Zero coupon due 06/18/14 (~)		8,000	7,999
Series 1			Russell U.S. Cash Management Fund	569,564,178(∞)		569,564
			United States Treasury Bills
0.220% due 10/07/15 (Ê)	8,000	8,002	0.155% due 02/06/14 (ç)(~)		85,000	84,998
Series 2			Zero coupon due 05/22/14 (§)	USD	45,000	44,996
0.200% due 08/19/15 (Ê)	17,500	17,499
Federal Home Loan Mortgage Corp.			Zero coupon due 09/18/14 (§)		10,000	9,996
0.305% due 02/23/15	8,000	8,012	United States Treasury Notes
0.400% due 04/30/15	3,600	3,602	1.875% due 02/28/14		5,000	5,006
0.550% due 09/18/15	5,000	5,003	1.250% due 04/15/14 (§)		5,000	5,012
Federal National Mortgage Association			0.250% due 04/30/14 (§)		5,000	5,002
0.128% due 02/27/15 (Ê)	8,000	8,001	1.000% due 05/15/14 (§)		7,000	7,018
		157,661	0.625% due 07/15/14		7,000	7,017
United States Government Treasuries - 2.8%			0.250% due 01/31/15		4,000	4,003
United States Treasury Notes			Total Short-Term Investments
0.125% due 04/30/15	6,500	6,496	(cost $894,656)			894,736
0.375% due 06/15/15 (§)	9,000	9,022
0.250% due 07/15/15	8,000	8,005	Total Investments 95.9%
0.375% due 08/31/15	8,000	8,017	(identified cost $1,083,738)			1,083,937
		31,540	Other Assets and Liabilities,

Total Long-Term Investments			Net - 4.1%			45,966
(cost $189,082)		189,201	Net Assets - 100.0%			1,129,903
Short-Term Investments - 79.2%
Federal Farm Credit Banks
0.250% due 10/16/14	4,500	4,504
0.190% due 01/26/15 (Ê)	6,000	6,006
0.151% due 01/28/15 (Ê)	8,000	8,004
Federal Home Loan Bank Discount
Notes
Zero coupon due 04/01/14	5,000	5,000
Zero coupon due 05/01/14	8,000	7,999
Federal Home Loan Banks
0.100% due 07/30/14	8,000	7,999
0.230% due 10/15/14	6,000	6,004
Federal Home Loan Mortgage Corp.
0.320% due 12/03/14	5,000	5,007

See accompanying notes which are an integral part of this quarterly report.

220 Russell Commodity Strategies Fund

Russell Investment Company Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Light Sweet Crude Oil Futures	189	USD	16,995	11/14	(284)
Natural Gas Futures	260	USD	11,580	03/14	745
Natural Gas Futures	43	USD	1,883	04/14	76
Short Positions
Natural Gas Futures	303	USD	14,977	02/14	(1,913)
WTI Crude Futures	189	USD	18,426	02/14	(620)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,996)

Index Swap Contracts
Amounts in thousands
					Termination
Fund Receives Underlying Security	Counterparty	Notional Amount		Terms	Date	Fair Value $
Dow Jones-UBS Aluminum Index	Merrill Lynch	USD	14	0.180%	04/29/14	—
Dow Jones-UBS Brent Crude Oil Index	Merrill Lynch	USD	13	0.150%	05/15/14	—
Dow Jones-UBS Brent Crude Oil Index	UBS	USD	4	0.130%	08/28/14	—
Dow Jones-UBS Coffee Index	Merrill Lynch	USD	60	0.000%	05/15/14	—
Dow Jones-UBS Commodity Index Total				3 Month T-Bill plus
Return	BNP Paribas	USD	147	0.150%	02/26/14	(434)
Dow Jones-UBS Commodity Index Total				3 Month T-Bill plus
Return	Morgan Stanley	USD	42	0.160%	02/26/14	(125)
Dow Jones-UBS Commodity Index Total				3 Month T-Bill plus
Return	Societe Generale	USD	200	0.150%	02/26/14	(593)
Dow Jones-UBS Commodity Index Total				3 Month T-Bill plus
Return	UBS	USD	108	0.160%	02/26/14	(320)
Dow Jones-UBS Commodity Index Total				3 Month T-Bill plus
Return 2 Month Forward	BNP Paribas	USD	44	0.260%	02/26/14	(70)
Dow Jones-UBS Commodity Index Total				3 Month T-Bill plus
Return 2 Month Forward	Morgan Stanley	USD	309	0.250%	02/26/14	(485)
Dow Jones-UBS Commodity Index Total				3 Month T-Bill plus
Return 2 Month Forward	Societe Generale	USD	79	0.240%	02/26/14	(124)
Dow Jones-UBS Commodity Index Total				3 Month T-Bill plus
Return 2 Month Forward	UBS	USD	102	0.240%	02/26/14	(161)
Dow Jones-UBS Copper Index	Merrill Lynch	USD	4	0.180%	05/15/14	—
Dow Jones-UBS Copper Index	UBS	USD	7	0.130%	08/13/14	—
Dow Jones-UBS Copper Index	UBS	USD	4	0.130%	08/13/14	—
Dow Jones-UBS Cotton Index	Merrill Lynch	USD	42	0.000%	07/14/14	—
Dow Jones-UBS Crude Oil Index	Merrill Lynch	USD	6	0.180%	05/15/14	—
Dow Jones-UBS Heating Oil Index	Merrill Lynch	USD	11	0.150%	05/15/14	—
Dow Jones-UBS Kansas Wheat Index	Merrill Lynch	USD	11	0.180%	05/15/14	—
Dow Jones-UBS Lead Index	Merrill Lynch	USD	4	0.180%	07/14/14	—
Dow Jones-UBS Lean Hogs Index	Merrill Lynch	USD	103	0.000%	07/14/14	—
Dow Jones-UBS Live Cattle Index	Merrill Lynch	USD	26	0.000%	07/14/14	—
Dow Jones-UBS Natural Gas Index	Merrill Lynch	USD	1,433	0.150%	05/15/14	—
Dow Jones-UBS Natural Gas Index	Merrill Lynch	USD	1,786	0.150%	05/15/14	—
Dow Jones-UBS Natural Gas Index	Merrill Lynch	USD	1,400	0.150%	05/15/14	—
Dow Jones-UBS Natural Gas Index	UBS	USD	766	0.150%	05/15/14	—
Dow Jones-UBS Nickel Index	Merrill Lynch	USD	14	0.180%	07/14/14	—
Dow Jones-UBS Platinum Index	Merrill Lynch	USD	36	0.180%	05/15/14	—
Dow Jones-UBS Soybeans Index	Merrill Lynch	USD	12	0.000%	07/14/14	—
Dow Jones-UBS Soybeans Index	UBS	USD	3	0.200%	09/19/14	—
Dow Jones-UBS Soymeal Index	UBS	USD	1	0.200%	09/19/14	—
Dow Jones-UBS Sugar Index	Merrill Lynch	USD	7	0.000%	07/14/14	—
Dow Jones-UBS Unleaded Gasoline Index	Merrill Lynch	USD	5	0.150%	05/15/14	—
Dow Jones-UBS Wheat Index	UBS	USD	122	0.000%	07/14/14	—
Dow Jones-UBS WTI Crude Oil Index	UBS	USD	12	0.200%	01/28/15	—

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund 221

Russell Investment Company Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Dow Jones-UBS Zinc Index	Merrill Lynch	USD	12	0.180%	03/12/14	—
Dow Jones-UBS Zinc Index	UBS	USD	28	0.180%	08/13/14	—
Goldman Sachs BIN 1 Index	Goldman Sachs	USD	583	0.120%	02/28/14	—
Merrill Lynch Commodity Corn Excess
Return Index	Merrill Lynch	USD	31	0.180%	05/15/14	—
Merrill Lynch Commodity GSM9 Index	Merrill Lynch	USD	640	0.250%	07/14/14	—
Merrill Lynch Commodity Index	Merrill Lynch	USD	9	0.000%	07/16/14	—
Russell CoreCommodity Diversified I Index	Newedge Group	USD	280	0.350%	09/09/31	29
S&P GSCI 3 Month Forward Crude Oil Index	Merrill Lynch	USD	35	0.180%	07/14/14	—
S&P GSCI Brent Crude Index Excess Return	Merrill Lynch	USD	34	0.150%	07/14/14	—
S&P GSCI Copper Excess Return Index	Merrill Lynch	USD	5	0.180%	07/14/14	—
S&P GSCI Copper Index Excess Return	Merrill Lynch	USD	16	0.180%	07/14/14	—
S&P GSCI Lead Excess Return Index	Merrill Lynch	USD	5	0.180%	07/14/14	—
S&P GSCI Lead Excess Return Index	Merrill Lynch	USD	13	0.150%	07/14/14	—
S&P GSCI Natural Gas Excess Return Index	Merrill Lynch	USD	103	0.150%	07/14/14	—
S&P GSCI Nickel Excess Return Index	Merrill Lynch	USD	2	0.180%	07/14/14	—
S&P GSCI Platinum Excess Return Index	Merrill Lynch	USD	23	0.180%	07/14/14	—
S&P GSCI Unleaded Gasoline Excess Return
Index	Merrill Lynch	USD	3	0.150%	07/14/14	—
S&P GSCI Zinc Index Excess Return	Merrill Lynch	USD	23	0.180%	07/14/14	—
S&P Heating Oil Excess Return Index	Merrill Lynch	USD	19	0.150%	07/14/14	—
UBS Custom IB220 Index	Merrill Lynch	USD	1,094	0.220%	01/31/15	—
UBS Custom IB220 Index	UBS	USD	628	0.200%	01/22/15	—
UBS Custom IB220 Index	UBS	USD	376	0.200%	01/22/15	—
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)						(2,283)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Long-Term Investments
United States Government Agencies	$—	$157,661		$—	$157,661
United States Government Treasuries	—	31,540		—	31,540
Short-Term Investments	—	894,736		—	894,736
Total Investments	—	1,083,937		—	1,083,937

Other Financial Instruments
Futures Contracts	(1,996)	—		—	(1,996)
Index Swap Contracts	—	(2,312)		29	(2,283)
Total Other Financial Instruments*	$(1,996)	$(2,312)		$29	$(4,279)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2014, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31, 2014 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

222 Russell Commodity Strategies Fund

Russell Investment Company Russell Global Infrastructure Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$

Common Stocks – 96.0%			Chile - 0.4%
Australia - 6.2%			Aguas Andinas SA Class A	5,255,925	3,360
Asciano, Ltd.	3,668,993	18,045	Empresa Nacional de Electricidad SA
Aurizon Holdings, Ltd.	1,108,183	4,772	- ADR(Ñ)	58,429	2,254
DUET Group	685,761	1,254	Enersis SA - ADR	109,948	1,459
Macquarie Atlas Roads Group	942,753	2,327			7,073
SP AusNet Class Miscellaneous	8,024,869	8,708
Spark Infrastructure Group	845,761	1,214	China - 1.6%
Sydney Airport	2,133,978	7,358	COSCO Pacific, Ltd.	7,832,560	10,018
Transurban Group - ADR(Æ)	9,335,715	56,456	ENN Energy Holdings, Ltd.	636,324	4,127
		100,134	Huadian Power International Corp., Ltd.
			Class H	8,678,000	3,622
Austria - 0.1%			Jiangsu Expressway Co., Ltd. Class H	1,180,000	1,489
Flughafen Wien AG	22,509	1,811	Towngas China Co., Ltd.	4,061,915	4,745
Oesterreichische Post AG	4,645	214	Zhejiang Expressway Co., Ltd. Class H	1,890,000	1,699
		2,025			25,700

Belgium - 0.2%			France - 9.4%
bpost SA	133,239	2,597	Aeroports de Paris	109,493	12,360
Elia System Operator SA	12,563	578	Eutelsat Communications SA	388,620	11,801
			GDF Suez	1,468,342	32,448
		3,175	Groupe Eurotunnel SA	4,795,597	52,946
			Rubis SCA	270,108	17,554
Bermuda - 0.2%			Suez Environnement Co.	167,773	3,006
China Water Affairs Group, Ltd.	5,144,000	1,603	Vinci SA	320,695	21,005
Sinopec Kantons Holdings, Ltd.(Ñ)	1,848,835	2,136			151,120
		3,739
			Germany - 3.1%
Brazil - 1.1%			E.ON SE	1,790,972	32,537
Alupar Investimento SA(Æ)	225,046	1,454	Fraport AG Frankfurt Airport Services
CCR SA	137,652	886	Worldwide	232,549	17,209
Cia de Saneamento Basico do Estado de					49,746
Sao Paulo - ADR(Æ)	366,964	3,350
Cia de Saneamento de Minas			Hong Kong - 5.0%
Gerais-COPASA(Æ)	31,298	408
CPFL Energias Renovaveis SA(Æ)	100,458	541	Beijing Enterprises Holdings, Ltd.	584,491	4,969
EDP - Energias do Brasil SA	205,033	820	Cheung Kong Infrastructure Holdings,
Light SA	401,002	3,169	Ltd.	241,111	1,418
Ultrapar Participacoes SA	172,741	3,815	China Everbright International, Ltd.	5,468,942	7,213
Wilson Sons, Ltd. Class BDR	293,356	3,404	China Merchants Holdings International
			Co., Ltd.	13,261,165	45,093
		17,847	China Resources Power Holdings Co.,
			Ltd.	428,881	1,018
Canada - 9.0%			Guangdong Investment, Ltd.	2,514,982	2,332
AltaGas, Ltd. - ADR(Ñ)	143,037	5,319	Hong Kong & China Gas Co., Ltd.	1,454,241	2,993
Brookfield Infrastructure Partners, LP(Ñ)	110,589	4,069	MTR Corp., Ltd.	838,010	2,963
Canadian Utilities, Ltd. Class A(Ñ)	51,527	1,753	Power Assets Holdings, Ltd.	1,594,787	11,976
Enbridge, Inc.(Ñ)	1,319,030	55,381			79,975
Fortis, Inc.	98,277	2,702
Gibson Energy, Inc.	224,666	5,463	India - 0.3%
Inter Pipeline, Ltd.	21,895	545
Keyera Corp.(Ñ)	21,123	1,252	GAIL India, Ltd. - GDR	32,873	1,122
Pembina Pipeline Corp.(Ñ)	503,450	17,281	Power Grid Corp. of India, Ltd.	2,024,293	3,085
Progressive Waste Solutions, Ltd.	165,685	3,802			4,207
TransAlta Renewables, Inc.	22,027	225
TransCanada Corp.	977,427	42,485	Indonesia - 0.1%
Westshore Terminals Investment Corp.	155,020	4,930	Jasa Marga Persero Tbk PT	4,491,064	1,904
		145,207

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Sarana Menara Nusantara Tbk PT(Æ)	58,052	15	Norway - 0.0%
		1,919	Hafslund ASA Class B	70,355	537

Italy - 6.2%			Philippines - 0.9%
Atlantia SpA	2,930,245	66,789	International Container Terminal
Enel SpA	3,311,165	15,130	Services, Inc.	6,203,782	13,470
Hera SpA	689,200	1,593	Manila Water Co., Inc.	2,347,947	1,191
Snam Rete Gas SpA	2,221,797	12,196			14,661
Societa Iniziative Autostradali e Servizi

SpA	155,523	1,552	Poland - 0.3%
Terna Rete Elettrica Nazionale SpA	479,832	2,331
		99,591	Energa SA(Æ)	859,881	4,392

Japan - 2.5%			Portugal - 0.1%
Central Japan Railway Co.	20,300	2,249	Energias de Portugal SA	562,163	2,112
Chubu Electric Power Co., Inc.	66,600	797
East Japan Railway Co.	76,100	5,685	Singapore - 1.8%
Japan Airport Terminal Co., Ltd.	38,392	782	CitySpring Infrastructure Trust(Æ)	3,836,313	1,412
Kamigumi Co., Ltd.	2,676,557	24,206	ComfortDelGro Corp., Ltd.	1,920,657	2,911
Mitsubishi Logistics Corp.	143,147	2,039	Hutchison Port Holdings Trust Class U	16,304,491	10,843
Osaka Gas Co., Ltd.	414,200	1,690	Hyflux, Ltd.(Ñ)	630,898	568
Sumitomo Warehouse Co., Ltd. (The)	441,320	2,380	K-Green Trust(Æ)	888,563	700
Tokyo Gas Co., Ltd.	204,849	1,026	Parkway Life Real Estate Investment
		40,854	Trust(Æ)(ö)	1,190,248	2,107
			SATS, Ltd.	658,104	1,613
Malaysia - 0.2%			Sembcorp Industries, Ltd.	246,588	1,014
			SIA Engineering Co., Ltd.	870,000	3,359
Petronas Gas BHD	400,086	2,795	Singapore Post, Ltd.	2,587,327	2,705
Westports Holdings BHD(Æ)	638,308	483
					27,232
		3,278

Marshall Islands - 0.3%			Spain - 2.8%
			Abertis Infraestructuras SA	1,556,623	34,798
Teekay Corp.	90,032	4,877	EDP Renovaveis SA	51,087	294
			Ferrovial SA	437,120	8,404
Mexico - 1.9%			Red Electrica Corp. SA	27,308	1,912
Grupo Aeroportuario del Centro Norte					45,408
Sab de CV - ADR(Æ)	41,541	1,031
Grupo Aeroportuario del Pacifico SAB			Switzerland - 2.5%
de CV - ADR	135,310	7,333
Grupo Aeroportuario del Sureste SAB de			Dufry AG(Æ)	8,534	1,339
CV - ADR	43,716	4,923	Flughafen Zuerich AG	66,950	39,359
Infraestructura Energetica Nova SAB					40,698
de CV	1,287,306	5,543
OHL Mexico SAB de CV(Æ)	2,906,434	7,154	United Kingdom - 7.1%
Promotora y Operadora de			BBA Aviation PLC	3,824,271	19,401
Infraestructura SAB de CV(Æ)	397,626	4,835	Centrica PLC	408,851	2,092
		30,819	National Grid PLC	3,826,967	49,637
			National Grid PLC - ADR(Ñ)	219,451	14,216
Netherlands - 1.7%			Scottish & Southern Energy PLC	1,387,197	29,805
Koninklijke Vopak NV	511,387	28,126			115,151

New Zealand - 1.2%			United States - 29.8%
Auckland International Airport, Ltd.	4,609,919	13,606	Access Midstream Partners, LP	39,421	2,210
Infratil, Ltd.	891,495	1,586	AES Corp.	871,302	12,251
Port of Tauranga, Ltd.	311,930	3,657	Alliant Energy Corp.	15,650	813
Vector, Ltd.	205,707	421	American Tower Corp. Class A(ö)	235,441	19,042
		19,270	American Water Works Co., Inc.	134,449	5,724
			Aqua America, Inc.	24,103	577

See accompanying notes which are an integral part of this quarterly report.

224 Russell Global Infrastructure Fund

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Atmos Energy Corp.	218,046	10,468	Total Common Stocks
CenterPoint Energy, Inc.	453,896	10,621	(cost $1,431,721)		1,550,238
Cheniere Energy, Inc.(Æ)	30,600	1,345
CMS Energy Corp.	225,884	6,277	Short-Term Investments - 3.7%
Connecticut Water Service, Inc.	54,336	1,831	United States - 3.7%
Corrections Corp. of America(ö)	93,620	3,143	Russell U.S. Cash Management Fund	59,057,374 (∞)	59,057
Covanta Holding Corp.	314,010	5,652
Crown Castle International Corp.(ö)	232,267	16,482	Total Short-Term Investments
Dominion Resources, Inc.	384,126	26,086	(cost $59,057)		59,057
DTE Energy Co.	44,045	3,005	Other Securities - 3.6%
Duke Energy Corp.	237,404	16,765	Russell U.S. Cash Collateral Fund(×)	58,951,508 (∞)	58,952
Energy Transfer Equity, LP	65,000	2,712
Enterprise Products Partners, LP	7,127	473	Total Other Securities
Equities Midstream Partners, LP	69,369	4,315	(cost $58,952)		58,952
Exelon Corp.	776,776	22,527	Total Investments 103.3%
FirstEnergy Corp.	51,228	1,613	(identified cost $1,549,730)		1,668,247
Genesee & Wyoming, Inc. Class A(Æ)	86,915	7,852
Geo Group, Inc. (The)(ö)	35,852	1,200	Other Assets and Liabilities,
ITC Holdings Corp.	159,555	16,514	Net - (3.3%)		(52,324)
Kinder Morgan, Inc.	334,346	11,371
Laclede Group, Inc. (The)	46,785	2,147	Net Assets - 100.0%		1,615,923
Magellan Midstream Partners, LP	7,597	505
MarkWest Energy Partners, LP	17,098	1,200
MPLX, LP(Ñ)	78,776	3,625
NextEra Energy, Inc.	237,334	21,818
NiSource, Inc.	433,610	14,903
Norfolk Southern Corp.	91,622	8,483
Northeast Utilities	184,185	8,067
OGE Energy Corp.	69,568	2,370
Oiltanking Partners, LP(Ñ)	64,754	4,120
ONEOK, Inc.	69,768	4,778
PG&E Corp.	550,121	23,188
Piedmont Natural Gas Co., Inc.(Ñ)	12,410	410
Pinnacle West Capital Corp.	147,694	7,773
Plains All American Pipeline, LP	68,077	3,437
Plains GP Holdings, LP Class A(Ñ)	197,236	5,014
PPL Corp.	928,000	28,369
Public Service Enterprise Group, Inc.	342,850	11,431
QEP Midstream Partners, LP Class
Limited Partnership	53,633	1,282
Rose Rock Midstream, LP	15,027	548
SBA Communications Corp. Class A(Æ)	11,679	1,083
SemGroup Corp. Class A	193,863	11,973
Sempra Energy	191,609	17,764
South Jersey Industries, Inc.	18,801	1,003
Southcross Energy Partners(Æ)	850	15
Southern Co.	91,077	3,756
SP Plus Corp.(Æ)	38,607	975
Spectra Energy Corp.	652,433	23,455
Tallgrass Energy Partners, LP	63,760	1,675
Targa Resources Corp.	5,513	498
Union Pacific Corp.	118,530	20,653
Unitil Corp.	244	7
Valero Energy Partners, LP(Ñ)	38,145	1,356
Waste Connections, Inc.	149,315	6,104
Western Gas Partners, LP	66,652	3,963
Williams Cos., Inc. (The)	544,137	22,032
Wisconsin Energy Corp.	16,788	716
		481,365

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund 225

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$

Long Positions
CAC 40 Index Futures (France)		76	EUR	3,167	02/14	(126)
DAX Index Futures (Germany)		13	EUR	3,030	03/14	(124)
EURO STOXX 50 Index Futures (Germany)		78	EUR	2,354	03/14	(105)
FTSE 100 Index Futures (United Kingdom)		51	GBP	3,294	03/14	(199)
Hang Seng Index Futures (Hong Kong)		34	HKD	37,415	02/14	16
IBEX 35 Index Futures (Spain)		29	EUR	2,883	02/14	(175)
S&P 500 E-Mini Index Futures (CME)		130	USD	11,548	03/14	(307)
S&P E-Mini Utilities Select Sector Index Futures (CME)		301	USD	11,820	03/14	331
S&P TSX 60 Index Futures (Canada)		53	CAD	8,312	03/14	(49)
SPI 200 Index Futures (Australia)		51	AUD	6,557	03/14	(60)
TOPIX Index Futures (Japan)		23	JPY	279,450	03/14	(145)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(943)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Australia and New Zealand Banking Group	USD	883	JPY	90,763	02/04/14	5
Bank of America	USD	225	AUD	253	03/19/14	(4)
Bank of America	USD	349	CAD	372	03/19/14	(16)
Bank of America	USD	1,514	EUR	1,099	03/19/14	(33)
Bank of America	USD	175	GBP	106	03/19/14	(1)
Bank of America	USD	158	HKD	1,223	03/19/14	—
Bank of America	USD	201	JPY	21,091	03/19/14	6
Bank of New York	AUD	9,800	USD	8,562	03/19/14	11
Bank of New York	CAD	11,700	USD	10,651	03/19/14	158
Bank of New York	EUR	1,000	USD	1,350	03/19/14	1
Bank of New York	EUR	20,200	USD	27,320	03/19/14	76
Bank of New York	GBP	4,900	USD	8,037	03/19/14	(15)
Bank of New York	HKD	58,000	USD	7,479	03/19/14	7
Bank of New York	JPY	430,000	USD	4,125	03/19/14	(85)
Brown Brothers Harriman	USD	1,517	AUD	1,700	03/19/14	(33)
Brown Brothers Harriman	USD	1,874	CAD	2,000	03/19/14	(80)
Brown Brothers Harriman	USD	5,045	EUR	3,700	03/19/14	(55)
Brown Brothers Harriman	USD	1,476	GBP	900	03/19/14	4
Brown Brothers Harriman	USD	1,419	HKD	11,000	03/19/14	(2)
Brown Brothers Harriman	USD	768	JPY	80,000	03/19/14	16
Citigroup	USD	90	CAD	100	02/03/14	—
Citigroup	USD	532	EUR	390	02/03/14	(6)
Citigroup	USD	414	EUR	305	02/04/14	(2)
Citigroup	USD	794	EUR	588	02/05/14	(1)
Citigroup	USD	1,512	GBP	917	02/04/14	(4)
Citigroup	AUD	310	USD	272	02/04/14	—
Citigroup	AUD	400	USD	354	03/19/14	5
Citigroup	CAD	400	USD	375	03/19/14	17
Citigroup	EUR	600	USD	821	03/19/14	13
Citigroup	GBP	200	USD	328	03/19/14	(1)
Citigroup	HKD	2,000	USD	258	03/19/14	—
Citigroup	JPY	80,654	USD	790	02/03/14	1
Citigroup	JPY	15,000	USD	143	03/19/14	(4)
Credit Suisse	USD	14	CAD	15	02/04/14	—
Credit Suisse	USD	447	HKD	3,470	02/04/14	—
Credit Suisse	USD	90	SGD	115	02/04/14	—

See accompanying notes which are an integral part of this quarterly report.

226 Russell Global Infrastructure Fund

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Credit Suisse	USD	55	SGD	70	02/05/14	—
Credit Suisse	SGD	78	USD	61	02/03/14	—
Deutsche Bank	USD	2,536	GBP	1,551	03/19/14	12
Deutsche Bank	USD	105	HKD	813	02/04/14	—
Deutsche Bank	USD	654	HKD	5,078	02/05/14	—
Deutsche Bank	USD	807	HKD	6,267	02/05/14	—
Deutsche Bank	HKD	694	USD	89	02/04/14	—
Goldman Sachs	USD	3,762	EUR	2,767	03/19/14	(30)
Goldman Sachs	USD	1,477	GBP	900	03/19/14	2
Goldman Sachs	USD	5,256	GBP	3,200	03/19/14	3
Goldman Sachs	USD	4,901	HKD	38,000	03/19/14	(6)
Goldman Sachs	USD	542	JPY	56,667	03/19/14	13
Goldman Sachs	USD	2,783	JPY	290,000	03/19/14	56
HSBC	USD	3,285	CAD	3,494	03/19/14	(151)
JPMorgan Chase	USD	3,761	EUR	2,767	03/19/14	(30)
JPMorgan Chase	USD	1,223	HKD	9,477	03/19/14	(2)
JPMorgan Chase	USD	541	JPY	56,667	03/19/14	14
Morgan Stanley	USD	10	CAD	12	02/03/14	1
Morgan Stanley	USD	34	EUR	24	02/03/14	(1)
Morgan Stanley	USD	24	GBP	15	02/03/14	—
Morgan Stanley	USD	—	HKD	—	02/03/14	—
Morgan Stanley	USD	21	JPY	2,066	02/03/14	—
Morgan Stanley	AUD	6	USD	6	02/03/14	—
Morgan Stanley	HKD	—	USD	—	02/03/14	—
National Australia Bank	USD	5,615	AUD	6,300	03/19/14	(118)
National Australia Bank	USD	7,016	CAD	7,700	03/19/14	(109)
National Australia Bank	USD	17,903	EUR	13,100	03/19/14	(236)
Royal Bank of Canada	USD	4,358	EUR	3,161	03/19/14	(95)
Royal Bank of Canada	USD	1,301	JPY	133,189	03/19/14	3
Standard Chartered	USD	1,223	HKD	9,477	03/19/14	(2)
State Street	USD	712	AUD	814	02/03/14	—
State Street	USD	89	AUD	100	03/19/14	(1)
State Street	USD	133	AUD	150	03/19/14	(2)
State Street	USD	178	AUD	200	03/19/14	(3)
State Street	USD	266	AUD	300	03/19/14	(5)
State Street	USD	347	AUD	400	03/19/14	2
State Street	USD	352	AUD	400	03/19/14	(3)
State Street	USD	353	AUD	400	03/19/14	(4)
State Street	USD	356	AUD	400	03/19/14	(7)
State Street	USD	435	AUD	500	03/19/14	1
State Street	USD	437	AUD	500	03/19/14	(1)
State Street	USD	541	AUD	600	03/19/14	(18)
State Street	USD	1,243	AUD	1,400	03/19/14	(21)
State Street	USD	1,756	AUD	2,000	03/19/14	(11)
State Street	USD	3,558	AUD	4,000	03/19/14	(68)
State Street	USD	1	BRL	2	02/03/14	—
State Street	USD	29	BRL	69	02/03/14	—
State Street	USD	4	BRL	10	02/04/14	—
State Street	USD	26	BRL	62	02/04/14	—
State Street	USD	316	CAD	354	02/04/14	2
State Street	USD	94	CAD	100	03/19/14	(4)
State Street	USD	140	CAD	150	03/19/14	(6)
State Street	USD	185	CAD	200	03/19/14	(6)
State Street	USD	360	CAD	400	03/19/14	(2)
State Street	USD	361	CAD	400	03/19/14	(2)
State Street	USD	373	CAD	400	03/19/14	(15)
State Street	USD	376	CAD	400	03/19/14	(17)
State Street	USD	377	CAD	400	03/19/14	(18)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund 227

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
State Street	USD	448	CAD	500	03/19/14	1
State Street	USD	626	CAD	700	03/19/14	2
State Street	USD	828	CAD	900	03/19/14	(21)
State Street	USD	1,551	CAD	1,700	03/19/14	(26)
State Street	USD	1,828	CAD	2,000	03/19/14	(34)
State Street	USD	4,034	CAD	4,300	03/19/14	(176)
State Street	USD	445	CHF	399	02/03/14	(6)
State Street	USD	391	CHF	354	02/04/14	(1)
State Street	USD	960	CHF	870	02/05/14	—
State Street	USD	442	EUR	326	02/03/14	(2)
State Street	USD	286	EUR	212	02/04/14	—
State Street	USD	206	EUR	150	03/19/14	(4)
State Street	USD	272	EUR	200	03/19/14	(3)
State Street	USD	273	EUR	200	03/19/14	(4)
State Street	USD	406	EUR	300	03/19/14	(2)
State Street	USD	678	EUR	500	03/19/14	(4)
State Street	USD	683	EUR	500	03/19/14	(9)
State Street	USD	684	EUR	500	03/19/14	(9)
State Street	USD	824	EUR	600	03/19/14	(15)
State Street	USD	948	EUR	700	03/19/14	(4)
State Street	USD	957	EUR	700	03/19/14	(13)
State Street	USD	1,096	EUR	800	03/19/14	(17)
State Street	USD	1,366	EUR	1,000	03/19/14	(17)
State Street	USD	1,368	EUR	1,000	03/19/14	(19)
State Street	USD	1,504	EUR	1,100	03/19/14	(21)
State Street	USD	3,758	EUR	2,767	03/19/14	(27)
State Street	USD	4,081	EUR	3,000	03/19/14	(35)
State Street	USD	4,358	EUR	3,161	03/19/14	(94)
State Street	USD	4,765	EUR	3,500	03/19/14	(44)
State Street	USD	114	GBP	70	03/19/14	1
State Street	USD	164	GBP	100	03/19/14	—
State Street	USD	164	GBP	100	03/19/14	—
State Street	USD	165	GBP	100	03/19/14	(1)
State Street	USD	166	GBP	100	03/19/14	(1)
State Street	USD	244	GBP	150	03/19/14	2
State Street	USD	327	GBP	200	03/19/14	1
State Street	USD	328	GBP	200	03/19/14	1
State Street	USD	496	GBP	300	03/19/14	(3)
State Street	USD	497	GBP	300	03/19/14	(4)
State Street	USD	574	GBP	350	03/19/14	2
State Street	USD	1,146	GBP	700	03/19/14	5
State Street	USD	1,472	GBP	900	03/19/14	7
State Street	USD	1,476	GBP	900	03/19/14	4
State Street	USD	53	HKD	415	02/05/14	—
State Street	USD	67	HKD	520	02/05/14	—
State Street	USD	94	HKD	733	02/05/14	—
State Street	USD	140	HKD	1,084	02/05/14	—
State Street	USD	129	HKD	1,000	03/19/14	—
State Street	USD	129	HKD	1,000	03/19/14	—
State Street	USD	129	HKD	1,000	03/19/14	—
State Street	USD	129	HKD	1,000	03/19/14	—
State Street	USD	258	HKD	2,000	03/19/14	—
State Street	USD	258	HKD	2,000	03/19/14	—
State Street	USD	386	HKD	3,000	03/19/14	—
State Street	USD	386	HKD	3,000	03/19/14	—
State Street	USD	386	HKD	3,000	03/19/14	—
State Street	USD	387	HKD	3,000	03/19/14	—
State Street	USD	516	HKD	4,000	03/19/14	(1)

See accompanying notes which are an integral part of this quarterly report.

228 Russell Global Infrastructure Fund

Russell Investment Company Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
State Street	USD	1,161	HKD	9,000	03/19/14	(1)
State Street	USD	1,290	HKD	10,000	03/19/14	(2)
State Street	USD	2,966	HKD	23,000	03/19/14	(4)
State Street	USD	148	JPY	15,112	02/03/14	—
State Street	USD	256	JPY	26,239	02/04/14	1
State Street	USD	96	JPY	10,000	03/19/14	2
State Street	USD	96	JPY	10,000	03/19/14	2
State Street	USD	97	JPY	10,000	03/19/14	—
State Street	USD	192	JPY	20,000	03/19/14	4
State Street	USD	192	JPY	20,000	03/19/14	4
State Street	USD	194	JPY	20,000	03/19/14	2
State Street	USD	194	JPY	20,000	03/19/14	1
State Street	USD	196	JPY	20,000	03/19/14	—
State Street	USD	291	JPY	30,000	03/19/14	2
State Street	USD	294	JPY	30,000	03/19/14	—
State Street	USD	541	JPY	56,667	03/19/14	14
State Street	USD	574	JPY	60,000	03/19/14	14
State Street	USD	767	JPY	80,000	03/19/14	16
State Street	USD	22	NZD	27	02/03/14	—
State Street	USD	288	NZD	352	02/04/14	(3)
State Street	USD	93	SGD	119	02/04/14	—
State Street	AUD	100	USD	90	03/19/14	3
State Street	AUD	100	USD	89	03/19/14	2
State Street	AUD	150	USD	132	03/19/14	1
State Street	AUD	150	USD	133	03/19/14	2
State Street	AUD	200	USD	175	03/19/14	—
State Street	AUD	300	USD	269	03/19/14	7
State Street	AUD	550	USD	485	03/19/14	5
State Street	AUD	600	USD	535	03/19/14	12
State Street	AUD	4,000	USD	3,550	03/19/14	59
State Street	CAD	2	USD	1	02/03/14	—
State Street	CAD	3	USD	3	02/03/14	—
State Street	CAD	100	USD	90	03/19/14	—
State Street	CAD	100	USD	94	03/19/14	4
State Street	CAD	100	USD	94	03/19/14	4
State Street	CAD	150	USD	141	03/19/14	7
State Street	CAD	150	USD	140	03/19/14	6
State Street	CAD	600	USD	559	03/19/14	21
State Street	CAD	750	USD	684	03/19/14	11
State Street	CAD	4,500	USD	4,158	03/19/14	122
State Street	EUR	520	USD	703	02/03/14	2
State Street	EUR	100	USD	138	03/19/14	3
State Street	EUR	200	USD	276	03/19/14	6
State Street	EUR	200	USD	274	03/19/14	4
State Street	EUR	200	USD	275	03/19/14	5
State Street	EUR	400	USD	547	03/19/14	7
State Street	EUR	400	USD	546	03/19/14	7
State Street	EUR	1,250	USD	1,710	03/19/14	24
State Street	EUR	1,300	USD	1,786	03/19/14	32
State Street	EUR	8,500	USD	11,543	03/19/14	79
State Street	GBP	36	USD	59	02/03/14	—
State Street	GBP	214	USD	352	02/05/14	—
State Street	GBP	60	USD	98	03/19/14	(1)
State Street	GBP	60	USD	99	03/19/14	1
State Street	GBP	80	USD	131	03/19/14	(1)
State Street	GBP	300	USD	493	03/19/14	—
State Street	GBP	300	USD	494	03/19/14	1
State Street	GBP	2,000	USD	3,289	03/19/14	2

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
State Street	HKD	401	USD	52	02/05/14	—
State Street	HKD	513	USD	66	02/05/14	—
State Street	HKD	1,000	USD	129	03/19/14	—
State Street	HKD	1,000	USD	129	03/19/14	—
State Street	HKD	2,000	USD	258	03/19/14	—
State Street	HKD	4,000	USD	516	03/19/14	1
State Street	HKD	4,000	USD	516	03/19/14	1
State Street	HKD	24,000	USD	3,096	03/19/14	4
State Street	JPY	10,000	USD	96	03/19/14	(2)
State Street	JPY	10,000	USD	98	03/19/14	—
State Street	JPY	10,000	USD	97	03/19/14	(1)
State Street	JPY	20,000	USD	192	03/19/14	(4)
State Street	JPY	30,000	USD	288	03/19/14	(6)
State Street	JPY	30,000	USD	285	03/19/14	(8)
State Street	JPY	175,000	USD	1,671	03/19/14	(42)
State Street	MXN	9,044	USD	679	02/04/14	3
State Street	MXN	6,735	USD	501	02/05/14	(2)
State Street	PHP	44	USD	1	02/03/14	—
State Street	PLN	4,676	USD	1,487	02/03/14	4
Westpac	USD	2,969	AUD	3,297	03/19/14	(92)
Westpac	USD	146	CHF	131	02/03/14	(2)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,155)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$100,134	$—		$—	$100,134
Austria	2,025	—		—	2,025
Belgium	3,175	—		—	3,175
Bermuda	3,739	—		—	3,739
Brazil	17,847	—		—	17,847
Canada	145,207	—		—	145,207
Chile	7,073	—		—	7,073
China	25,700	—		—	25,700
France	151,120	—		—	151,120
Germany	49,746	—		—	49,746
Hong Kong	79,975	—		—	79,975
India	4,207	—		—	4,207
Indonesia	1,919	—		—	1,919
Italy	99,591	—		—	99,591
Japan	40,854	—		—	40,854
Malaysia	3,278	—		—	3,278
Marshall Islands	4,877	—		—	4,877
Mexico	30,819	—		—	30,819
Netherlands	28,126	—		—	28,126
New Zealand	19,270	—		—	19,270
Norway	537	—		—	537
Philippines	14,661	—		—	14,661
Poland	4,392	—		—	4,392
Portugal	2,112	—		—	2,112

See accompanying notes which are an integral part of this quarterly report.

230 Russell Global Infrastructure Fund

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Singapore	27,232	—		—	27,232
Spain	45,408	—		—	45,408
Switzerland	40,698	—		—	40,698
United Kingdom	115,151	—		—	115,151
United States	481,365	—		—	481,365
Short-Term Investments	—	59,057		—	59,057
Other Securities	—	58,952		—	58,952
Total Investments	1,550,238	118,009		—	1,668,247

Other Financial Instruments
Futures Contracts	(943)	—		—	(943)
Foreign Currency Exchange Contracts	(10)	(1,145)		—	(1,155)
Total Other Financial Instruments*	$(953)	$(1,145)		$—	$(2,098)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

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Russell Global Real Estate Securities Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$

Common Stocks - 96.7%			France - 3.4%
Australia - 6.4%			Fonciere Des Regions(ö)	4,907	402
Australand Property Group(ö)	616,222	2,092	Gecina SA(ö)	32,323	3,946
BGP Holdings PLC(Å)(Æ)	4,619,419	—	ICADE(ö)	6,420	564
CFS Retail Property Trust Group(ö)	4,395,348	7,462	Klepierre - GDR(ö)	275,419	11,953
Cromwell Property Group(ö)	2,248,015	1,879	Mercialys SA(ö)	132,010	2,704
Dexus Property Group(ö)	17,145,082	14,929	Unibail-Rodamco SE(ö)	153,812	37,071
Federation Centres, Ltd.(ö)	6,982,185	13,871			56,640
Goodman Group(ö)	4,430,740	18,108
Mirvac Group(ö)	9,870,340	14,426	Germany - 1.6%
Stockland(ö)	2,547,335	8,092	Deutsche Annington Immobilien SE(Æ)	4,751	122
Westfield Group(ö)	1,288,396	11,501	Deutsche Euroshop AG	33,955	1,435
Westfield Retail Trust(ö)	5,373,379	14,202	Deutsche Wohnen AG	626,843	11,747
		106,562	Deutsche Wohnen AG(Æ)	280,612	5,102
			LEG Immobilien AG	139,213	8,289
Austria - 0.1%					26,695
CA Immobilien Anlagen AG(Æ)	35,069	610
Conwert Immobilien Invest SE(Æ)	123,233	1,597	Hong Kong - 9.0%
		2,207	Agile Property Holdings, Ltd.	1,347,000	1,239
			Champion REIT(Æ)(ö)	1,680,000	714
Belgium - 0.0%			Cheung Kong Holdings, Ltd.	140,300	2,076
Cofinimmo(ö)	1,871	218	China Overseas Land & Investment, Ltd.	4,174,003	11,263
			Franshion Properties China, Ltd.	2,686,000	861
			Hang Lung Properties, Ltd. - ADR	2,991,000	8,302
Bermuda - 0.0%			Henderson Land Development Co., Ltd.	1,751,775	9,431
Kerry Logistics Network, Ltd.(Æ)	62,750	106	Hongkong Land Holdings, Ltd.	3,754,772	22,604
			Hysan Development Co., Ltd.	1,888,436	7,467
Brazil - 0.2%			Kerry Properties, Ltd.	46,000	148
Multiplan Empreendimentos			Link REIT (The)(ö)	2,606,042	11,782
Imobiliarios SA	143,639	2,596	New World Development Co., Ltd.	10,365,425	12,950
			Orient-Express Hotels, Ltd. Class A(Æ)	373,234	5,285

Canada - 2.5%			Shimao Property Holdings, Ltd.	5,042,833	11,016
			Sino Land Co., Ltd.	164,000	218
Allied Properties Real Estate Investment			Sun Hung Kai Properties, Ltd.	1,936,872	23,650
Trust(Ñ)(ö)	378,460	11,112	Swire Properties, Ltd.	806,200	2,082
Boardwalk Real Estate Investment			Wharf Holdings, Ltd.	2,878,424	19,650
Trust(ö)	81,600	4,286			150,738
Brookfield Office Properties, Inc.	86,653	1,620
Calloway Real Estate Investment
Trust(Ñ)(ö)	54,200	1,209	Japan - 13.2%
Canadian Apartment Properties REIT(ö)	276,700	5,264	Activia Properties, Inc.(ö)	979	8,193
Canadian Real Estate Investment			Advance Residence Investment Corp.
Trust(Ñ)(ö)	108,700	4,150	Class A(ö)	188	400
Chartwell Retirement Residences(Ñ)	176,278	1,685	Aeon Mall Co., Ltd.	194,000	5,753
Dundee Real Estate Investment Trust			AEON REIT Investment Corp.(ö)	1,022	1,323
Class A(Ñ)(ö)	111,400	2,932	Frontier Real Estate Investment Corp.
First Capital Realty, Inc. Class A(Ñ)	82,700	1,299	(Ñ)(ö)	841	4,338
H&R Real Estate Investment Trust(ö)	292,474	5,554	GLP J-Reit(ö)	1,734	1,804
RioCan Real Estate Investment Trust(Ñ)			Hulic Co., Ltd.	639,400	8,217
(ö)	151,600	3,373	Hulic Reit, Inc.(Æ)(ö)	715	756
		42,484	Industrial & Infrastructure Fund
			Investment Corp.(Ñ)(ö)	548	4,538

Finland - 0.1%			Japan Excellent, Inc. Class A(ö)	1,285	1,537
			Japan Logistics Fund, Inc. Class A(ö)	994	2,212
Citycon OYJ	372,167	1,270	Japan Prime Realty Investment Corp.
Sponda OYJ	165,900	803	Class A(ö)	2,811	9,657
		2,073	Japan Real Estate Investment Corp.
			Class A(ö)	1,572	8,139
			Japan Retail Fund Investment Corp.
			Class A(ö)	4,693	9,449

See accompanying notes which are an integral part of this quarterly report.

232 Russell Global Real Estate Securities Fund

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Kenedix Office Investment Corp. Class			Sweden - 0.9%
A(ö)	1,239	6,197	Castellum AB	502,535	8,024
Mitsubishi Estate Co., Ltd.	1,509,008	37,589	Fabege AB	357,179	4,533
Mitsui Fudosan Co., Ltd.	1,798,350	57,891	Fastighets AB Balder Class B(Æ)	17,273	184
Mori Hills REIT Investment Corp. Class			Hufvudstaden AB Class A	125,078	1,677
A(ö)	3,335	4,436	Wihlborgs Fastigheter AB	56,500	1,033
Nippon Building Fund, Inc.(ö)	979	5,586
Nippon Prologis REIT, Inc. Class A(ö)	325	3,292			15,451
Orix JREIT, Inc.(ö)	1,418	1,887
Sumitomo Realty & Development Co.,			Switzerland - 0.3%
Ltd.	682,000	30,652	PSP Swiss Property AG(Æ)	48,438	4,173
Tokyo Tatemono Co., Ltd.	521,000	4,946	Swiss Prime Site AG Class A(Æ)	5,407	420
United Urban Investment Corp. Class					4,593
A(ö)	1,050	1,571
		220,363	United Kingdom - 6.9%
			Big Yellow Group PLC(ö)	695,956	5,926
Luxembourg - 0.2%			British Land Co. PLC(ö)	636,166	6,866
Gagfah SA(Æ)	233,899	3,363	Capital & Counties Properties PLC	320,415	1,874
			Derwent London PLC(ö)	240,262	9,835
Netherlands - 1.0%			Great Portland Estates PLC(ö)	1,146,064	11,389
Corio NV(ö)	159,930	6,805	Hammerson PLC(ö)	3,188,257	27,542
Eurocommercial Properties NV	29,902	1,230	Intu Properties PLC Class H(ö)	514,252	2,668
Nieuwe Steen Investments NV(ö)	1,074,410	6,374	Land Securities Group PLC(ö)	1,899,388	32,130
Vastned Retail NV(ö)	15,500	742	Londonmetric Property PLC(ö)	2,133,641	4,833
Wereldhave NV(ö)	30,300	2,305	Quintain Estates & Development
			PLC(Æ)	1,187,795	1,943
		17,456	Safestore Holdings PLC(ö)	166,368	525
			Segro PLC(ö)	817,810	4,532
Norway - 0.3%			Shaftesbury PLC(ö)	149,991	1,536
Norwegian Property ASA	4,381,874	5,061	ST Modwen Properties PLC	66,198	418
			Unite Group PLC	556,487	3,749
Singapore - 3.8%			Workspace Group PLC(ö)	54,476	486
Ascendas Real Estate Investment					116,252
Trust(ö)	1,841,000	3,071
CapitaCommercial Trust(Æ)(ö)	2,261,000	2,515	United States - 46.8%
CapitaLand, Ltd.	8,782,000	18,984	Acadia Realty Trust(ö)	113,100	2,878
CapitaMall Trust Class A(Æ)(ö)	4,903,000	7,181	Alexander & Baldwin, Inc.	25,900	1,013
CapitaMalls Asia, Ltd.	3,805,000	5,245	Alexandria Real Estate Equities, Inc.(ö)	70,103	4,916
CDL Hospitality Trusts(Æ)(ö)	1,089,000	1,369	American Assets Trust, Inc.(ö)	115,499	3,866
City Developments, Ltd.	75,000	514	American Campus Communities, Inc.(ö)	61,574	2,140
Fortune Real Estate Investment Trust(Æ)			American Homes 4 Rent Class A(ö)	106,782	1,781
(ö)	145,000	112	American Realty Capital Properties, Inc.
Global Logistic Properties, Ltd.	4,104,000	9,033	(Ñ)(ö)	73,503	1,017
Keppel Land, Ltd.	1,057,654	2,618	Apartment Investment & Management
Keppel REIT(ö)	745,000	656	Co. Class A(ö)	249,187	6,970
Mapletree Commercial Trust(Ñ)(ö)	2,528,178	2,307	Armada Hoffler Properties, Inc.(ö)	91,900	836
Mapletree Greater China Commercial			AvalonBay Communities, Inc.(ö)	242,521	29,951
Trust(Æ)(ö)	2,556,800	1,632	Aviv REIT, Inc.(ö)	108,070	2,636
Mapletree Industrial Trust(Æ)(ö)	883,000	906	BioMed Realty Trust, Inc.(ö)	217,300	4,240
Mapletree Logistics Trust(Æ)(ö)	907,000	714	Boston Properties, Inc.(ö)	269,744	29,157
Perennial China Retail Trust(Æ)(Ñ)	3,239,000	1,370	BRE Properties, Inc. Class A(ö)	57,210	3,381
Suntec Real Estate Investment Trust(Æ)			Brixmor Property Group, Inc.(ö)	125,052	2,586
(ö)	3,052,000	3,849	Brookdale Senior Living, Inc. Class
UOL Group, Ltd.	341,000	1,568	A(Æ)	102,613	2,818
Wing Tai Holdings, Ltd.	21,000	28	Camden Property Trust(ö)	82,978	5,130
Yanlord Land Group, Ltd.	58,000	51	Cole Real Estate Investment, Inc.(Ñ)(ö)	455,892	6,907
		63,723	Corporate Office Properties Trust(ö)	266,111	6,613
			Cousins Properties, Inc.(ö)	420,723	4,523
			CubeSmart Class A(ö)	395,868	6,524
			DDR Corp.(ö)	1,438,537	22,542

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Digital Realty Trust, Inc.(Ñ)(ö)	201,446	10,272	Vornado Realty Trust(ö)	246,295	22,617
Douglas Emmett, Inc.(ö)	408,692	10,393			785,150
DuPont Fabros Technology, Inc.(ö)	183,231	4,762
EastGroup Properties, Inc.(ö)	70,475	4,182	Total Common Stocks
Empire State Realty Trust, Inc. Class			(cost $1,343,626)		1,621,731
A(ö)	672,439	9,858
EPR Properties(ö)	97,040	4,957	Short-Term Investments - 2.7%
Equity Lifestyle Properties, Inc. Class			United States - 2.7%
A(ö)	81,046	3,186	Russell U.S. Cash Management Fund	45,054,158 (∞)	45,054
Equity Residential(ö)	592,690	32,823
Essex Property Trust, Inc.(Ñ)(ö)	53,058	8,403	Total Short-Term Investments
Extra Space Storage, Inc.(ö)	307,255	14,029	(cost $45,054)		45,054
Federal Realty Investment Trust(ö)	134,773	14,690	Other Securities - 4.8%
FelCor Lodging Trust, Inc.(ö)	22,133	181	Russell U.S. Cash Collateral Fund(×)	80,136,503 (∞)	80,137
First Industrial Realty Trust, Inc.(ö)	238,411	4,091
First Potomac Realty Trust(ö)	137,100	1,791	Total Other Securities
Forest City Enterprises, Inc. Class A(Æ)	675,089	12,280	(cost $80,137)		80,137
General Growth Properties, Inc.(ö)	311,422	6,272	Total Investments 104.2%
Glimcher Realty Trust(ö)	273,465	2,341	(identified cost $1,468,817)		1,746,922
HCP, Inc.(ö)	421,885	16,517
Health Care, Inc.(ö)	413,486	23,949	Other Assets and Liabilities,
Healthcare Trust of America, Inc. Class			Net - (4.2%)		(70,032)
A(ö)	438,382	4,704
Hersha Hospitality Trust Class A(ö)	494,133	2,683	Net Assets - 100.0%		1,676,890
Hilton Worldwide Holdings, Inc.(Æ)	113,300	2,453
Home Properties, Inc.(ö)	76,224	4,249
Host Hotels & Resorts, Inc.(ö)	1,257,248	23,121
Hudson Pacific Properties, Inc.(ö)	216,800	4,711
Inland Real Estate Corp.(ö)	14,601	154
Kilroy Realty Corp.(ö)	162,985	8,606
Kimco Realty Corp.(ö)	546,428	11,426
LaSalle Hotel Properties(ö)	175,206	5,389
Liberty Property Trust(ö)	256,223	9,327
Macerich Co. (The)(ö)	134,784	7,629
Mid-America Apartment Communities,
Inc.(Ñ)(ö)	110,300	7,119
National Health Investors, Inc.(ö)	70,628	4,447
National Retail Properties, Inc.(Ñ)(ö)	274,062	9,099
Omega Healthcare Investors, Inc.(Ñ)(ö)	5,193	166
Parkway Properties, Inc.(ö)	221,820	3,935
Pebblebrook Hotel Trust(ö)	1,245	37
Piedmont Office Realty Trust, Inc. Class
A(Ñ)(ö)	452,080	7,536
Prologis, Inc.(ö)	1,129,283	43,771
PS Business Parks, Inc.(ö)	65,702	5,162
Public Storage(ö)	170,077	26,803
Ramco-Gershenson Properties Trust(ö)	71,100	1,136
Realty Income Corp.(Ñ)(ö)	286,403	11,680
Regency Centers Corp.(Ñ)(ö)	312,012	15,020
Retail Opportunity Investments Corp.(ö)	463,073	6,696
RLJ Lodging Trust(ö)	384,552	9,606
Senior Housing Properties Trust(ö)	72,303	1,628
Simon Property Group, Inc.(ö)	640,629	99,195
SL Green Realty Corp.(ö)	279,992	26,255
Sovran Self Storage, Inc.(ö)	121,725	8,266
Strategic Hotels & Resorts, Inc.(Æ)(ö)	518,457	4,827
Tanger Factory Outlet Centers, Inc.(ö)	82,882	2,766
Taubman Centers, Inc.(ö)	68,183	4,433
UDR, Inc.(Ñ)(ö)	788,038	19,181
Ventas, Inc.(ö)	351,255	21,915

See accompanying notes which are an integral part of this quarterly report.

234 Russell Global Real Estate Securities Fund

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal		Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)		Unit	(000)	(000)
Securities	Date	or Shares		$ $		$
0.0%
BGP Holdings PLC	08/06/09	4,619,419		—	—	—
						—
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$

Long Positions
Dow Jones US Real Estate Index Futures (CBT)		190	USD	4,807	03/14	149
FTSE EPRA Europe Futures (Germany)		365	EUR	5,906	03/14	370
Hang Seng Index Futures (Hong Kong)		31	HKD	34,114	02/14	14
MSCI Singapore Index ETS Futures (Singapore)		38	SGD	2,617	02/14	6
S&P Midcap 400 E-Mini Index Futures (CME)		33	USD	4,324	03/14	(108)
S&P TSX 60 Index Futures (Canada)		17	CAD	2,666	03/14	70
SPI 200 Index Futures (Australia)		28	AUD	3,600	03/14	(13)
TOPIX Index Futures (Japan)		61	JPY	741,150	03/14	(291)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						197

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Bank of New York	GBP	87	EUR	106	02/05/14	—
Brown Brothers Harriman	USD	444	AUD	500	03/19/14	(7)
Brown Brothers Harriman	USD	281	CAD	300	03/19/14	(12)
Brown Brothers Harriman	USD	825	EUR	600	03/19/14	(16)
Brown Brothers Harriman	USD	516	HKD	4,000	03/19/14	(1)
Brown Brothers Harriman	USD	775	JPY	80,000	03/19/14	8
Brown Brothers Harriman	USD	319	SGD	400	03/19/14	(5)
Citigroup	AUD	400	USD	354	03/19/14	5
Citigroup	CAD	200	USD	188	03/19/14	8
Citigroup	EUR	500	USD	684	03/19/14	10
Citigroup	HKD	4,000	USD	516	03/19/14	1
Citigroup	JPY	70,000	USD	668	03/19/14	(17)
Citigroup	SGD	300	USD	236	03/19/14	1
Deutsche Bank	USD	117	HKD	910	02/04/14	—
Deutsche Bank	EUR	100	USD	136	03/19/14	1
Deutsche Bank	HKD	1,000	USD	129	03/19/14	—
Deutsche Bank	JPY	20,000	USD	192	03/19/14	(4)
Goldman Sachs	USD	453	EUR	333	03/19/14	(4)
Goldman Sachs	USD	382	JPY	40,000	03/19/14	10
HSBC	USD	6,635	EUR	4,812	03/19/14	(145)
JPMorgan Chase	USD	1,883	CAD	2,003	03/19/14	(86)
JPMorgan Chase	USD	453	EUR	333	03/19/14	(4)
JPMorgan Chase	USD	1,748	HKD	13,553	03/19/14	(3)
JPMorgan Chase	USD	382	JPY	40,000	03/19/14	10
Royal Bank of Canada	USD	3,233	JPY	331,058	03/19/14	8
Standard Chartered	USD	1,748	HKD	13,553	03/19/14	(3)
Standard Chartered	USD	957	SGD	1,196	03/19/14	(20)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 235

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Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
State Street	USD	225	AUD	257	02/03/14	—
State Street	USD	285	AUD	324	02/04/14	(1)
State Street	USD	89	AUD	100	03/19/14	(2)
State Street	USD	175	AUD	200	03/19/14	—
State Street	USD	175	AUD	200	03/19/14	—
State Street	USD	178	AUD	200	03/19/14	(3)
State Street	USD	534	AUD	600	03/19/14	(10)
State Street	USD	263	BRL	638	02/04/14	2
State Street	USD	20	CAD	22	02/03/14	—
State Street	USD	63	CAD	71	02/04/14	—
State Street	USD	6	CAD	7	02/05/14	—
State Street	USD	91	CAD	100	03/19/14	(1)
State Street	USD	91	CAD	100	03/19/14	(2)
State Street	USD	180	CAD	200	03/19/14	(1)
State Street	USD	375	CAD	400	03/19/14	(17)
State Street	USD	625	CHF	565	02/04/14	(2)
State Street	USD	441	EUR	326	02/03/14	(1)
State Street	USD	563	EUR	415	02/04/14	(3)
State Street	USD	1,113	EUR	823	02/04/14	(3)
State Street	USD	269	EUR	199	02/05/14	—
State Street	USD	1,197	EUR	887	02/05/14	—
State Street	USD	1,361	EUR	1,009	02/05/14	—
State Street	USD	272	EUR	200	03/19/14	(2)
State Street	USD	275	EUR	200	03/19/14	(5)
State Street	USD	406	EUR	300	03/19/14	(1)
State Street	USD	453	EUR	333	03/19/14	(3)
State Street	USD	685	EUR	500	03/19/14	(10)
State Street	USD	2	GBP	1	02/03/14	—
State Street	USD	71	GBP	43	02/03/14	—
State Street	USD	—	GBP	—	02/04/14	—
State Street	USD	16	GBP	9	02/04/14	—
State Street	USD	174	HKD	1,352	02/04/14	—
State Street	USD	11	HKD	83	02/05/14	—
State Street	USD	93	HKD	725	02/05/14	—
State Street	USD	161	HKD	1,248	02/05/14	—
State Street	USD	129	HKD	1,000	03/19/14	—
State Street	USD	129	HKD	1,000	03/19/14	—
State Street	USD	258	HKD	2,000	03/19/14	—
State Street	USD	258	HKD	2,000	03/19/14	—
State Street	USD	387	HKD	3,000	03/19/14	—
State Street	USD	774	HKD	6,000	03/19/14	(1)
State Street	USD	42	JPY	4,331	02/03/14	—
State Street	USD	198	JPY	20,228	02/03/14	—
State Street	USD	200	JPY	20,404	02/03/14	—
State Street	USD	1,038	JPY	106,101	02/03/14	1
State Street	USD	42	JPY	4,319	02/04/14	—
State Street	USD	49	JPY	5,067	02/04/14	—
State Street	USD	192	JPY	19,700	02/04/14	1
State Street	USD	297	JPY	30,502	02/04/14	1
State Street	USD	497	JPY	50,999	02/04/14	2
State Street	USD	69	JPY	7,048	02/05/14	—
State Street	USD	89	JPY	9,105	02/05/14	—
State Street	USD	811	JPY	82,913	02/05/14	—
State Street	USD	371	JPY	37,908	02/07/14	—
State Street	USD	385	JPY	39,312	02/07/14	—
State Street	USD	285	JPY	30,000	03/19/14	9
State Street	USD	382	JPY	40,000	03/19/14	10
State Street	USD	382	JPY	40,000	03/19/14	9

See accompanying notes which are an integral part of this quarterly report.

236 Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
State Street	USD	384	JPY	40,000	03/19/14	8
State Street	USD	679	JPY	70,000	03/19/14	7
State Street	USD	3,233	JPY	331,058	03/19/14	8
State Street	USD	590	SEK	3,866	02/04/14	—
State Street	USD	179	SGD	228	02/03/14	—
State Street	USD	33	SGD	43	02/05/14	—
State Street	USD	118	SGD	150	03/19/14	—
State Street	USD	120	SGD	150	03/19/14	(3)
State Street	USD	156	SGD	200	03/19/14	—
State Street	USD	157	SGD	200	03/19/14	—
State Street	USD	355	SGD	450	03/19/14	(3)
State Street	USD	958	SGD	1,196	03/19/14	(22)
State Street	AUD	179	USD	156	02/03/14	—
State Street	AUD	640	USD	560	02/03/14	—
State Street	AUD	933	USD	816	02/03/14	—
State Street	AUD	188	USD	165	02/04/14	1
State Street	AUD	521	USD	458	02/04/14	2
State Street	AUD	90	USD	78	02/05/14	—
State Street	AUD	100	USD	88	03/19/14	1
State Street	AUD	100	USD	88	03/19/14	1
State Street	AUD	100	USD	87	03/19/14	—
State Street	AUD	200	USD	178	03/19/14	3
State Street	AUD	300	USD	262	03/19/14	—
State Street	AUD	400	USD	361	03/19/14	11
State Street	CAD	13	USD	11	02/03/14	—
State Street	CAD	100	USD	94	03/19/14	4
State Street	CAD	100	USD	89	03/19/14	—
State Street	CAD	100	USD	94	03/19/14	4
State Street	CAD	200	USD	184	03/19/14	5
State Street	CAD	250	USD	225	03/19/14	—
State Street	EUR	487	USD	659	02/03/14	3
State Street	EUR	10	USD	13	02/04/14	—
State Street	EUR	16	USD	21	02/04/14	—
State Street	EUR	67	USD	91	02/04/14	—
State Street	EUR	109	USD	147	02/04/14	1
State Street	EUR	8	USD	11	02/05/14	—
State Street	EUR	50	USD	67	02/05/14	—
State Street	EUR	94	USD	127	02/05/14	—
State Street	EUR	156	USD	211	02/05/14	—
State Street	EUR	161	USD	218	02/05/14	—
State Street	EUR	686	USD	925	02/05/14	—
State Street	EUR	100	USD	137	03/19/14	2
State Street	EUR	150	USD	203	03/19/14	1
State Street	EUR	200	USD	274	03/19/14	4
State Street	EUR	200	USD	273	03/19/14	3
State Street	EUR	200	USD	273	03/19/14	3
State Street	EUR	600	USD	820	03/19/14	11
State Street	EUR	600	USD	820	03/19/14	11
State Street	GBP	33	EUR	39	02/03/14	—
State Street	GBP	111	EUR	135	02/04/14	—
State Street	GBP	128	USD	212	02/03/14	1
State Street	GBP	150	USD	248	02/03/14	2
State Street	GBP	176	USD	290	02/03/14	1
State Street	GBP	102	USD	168	02/04/14	—
State Street	GBP	109	USD	180	02/04/14	—
State Street	GBP	283	USD	467	02/04/14	1
State Street	GBP	41	USD	67	02/05/14	—
State Street	GBP	42	USD	68	02/05/14	—

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 237

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
State Street		GBP	55	USD	91	02/05/14	—
State Street		GBP	67	USD	111	02/05/14	—
State Street		GBP	162	USD	267	02/05/14	—
State Street		HKD	281	USD	36	02/04/14	—
State Street		HKD	865	USD	111	02/04/14	—
State Street		HKD	215	USD	28	02/05/14	—
State Street		HKD	284	USD	37	02/05/14	—
State Street		HKD	1,203	USD	155	02/05/14	—
State Street		HKD	2,204	USD	284	02/05/14	—
State Street		HKD	7,633	USD	983	02/05/14	—
State Street		HKD	9,039	USD	1,164	02/05/14	—
State Street		HKD	800	USD	103	03/19/14	—
State Street		HKD	1,000	USD	129	03/19/14	—
State Street		HKD	3,000	USD	386	03/19/14	—
State Street		HKD	4,000	USD	516	03/19/14	1
State Street		JPY	7,735	USD	76	02/03/14	—
State Street		JPY	20,770	USD	203	02/03/14	—
State Street		JPY	2,552	USD	25	02/04/14	—
State Street		JPY	2,545	USD	25	02/05/14	—
State Street		JPY	10,000	USD	96	03/19/14	(2)
State Street		JPY	10,000	USD	98	03/19/14	—
State Street		JPY	20,000	USD	192	03/19/14	(4)
State Street		JPY	40,000	USD	381	03/19/14	(11)
State Street		JPY	50,000	USD	486	03/19/14	(4)
State Street		JPY	90,000	USD	877	03/19/14	(4)
State Street		SGD	153	USD	120	02/04/14	—
State Street		SGD	1,941	USD	1,518	02/05/14	(2)
State Street		SGD	150	USD	118	03/19/14	1
State Street		SGD	300	USD	235	03/19/14	—
State Street		SGD	400	USD	316	03/19/14	3
UBS		USD	189	AUD	212	03/19/14	(4)
UBS		USD	3	CAD	4	02/03/14	—
UBS		USD	143	CAD	152	03/19/14	(6)
UBS		USD	19	EUR	13	02/03/14	(1)
UBS		USD	333	EUR	242	03/19/14	(7)
UBS		USD	—	HKD	—	02/03/14	—
UBS		USD	309	HKD	2,392	03/19/14	—
UBS		USD	54	JPY	5,185	02/03/14	(3)
UBS		USD	765	JPY	80,370	03/19/14	22
UBS		USD	—	SGD	—	02/03/14	—
UBS		USD	50	SGD	63	03/19/14	(1)
UBS		AUD	4	USD	4	02/03/14	—
UBS		HKD	—	USD	—	02/03/14	—
UBS		SGD	—	USD	—	02/03/14	—
Westpac		USD	3,054	AUD	3,391	03/19/14	(95)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(344)

Index Swap Contracts
Amounts in thousands
						Termination
Fund Receives Underlying Security	Counterparty	Notional Amount			Terms	Date	Fair Value $
iShares Dow Jones US Real Estate Index
Fund	Bank of America	USD	—	3 Month LIBOR		08/30/14	421
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)							421

See accompanying notes which are an integral part of this quarterly report.

238 Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$106,562	$—		$—	$106,562
Austria	2,207	—		—	2,207
Belgium	218	—		—	218
Bermuda	106	—		—	106
Brazil	2,596	—		—	2,596
Canada	42,484	—		—	42,484
Finland	2,073	—		—	2,073
France	56,640	—		—	56,640
Germany	26,695	—		—	26,695
Hong Kong	150,738	—		—	150,738
Japan	220,363	—		—	220,363
Luxembourg	3,363	—		—	3,363
Netherlands	17,456	—		—	17,456
Norway	5,061	—		—	5,061
Singapore	63,723	—		—	63,723
Sweden	15,451	—		—	15,451
Switzerland	4,593	—		—	4,593
United Kingdom	116,252	—		—	116,252
United States	785,150	—		—	785,150
Short-Term Investments	—	45,054		—	45,054
Other Securities	—	80,137		—	80,137
Total Investments	1,621,731	125,191		—	1,746,922

Other Financial Instruments
Futures Contracts	197	—		—	197
Foreign Currency Exchange Contracts	2	(346)		—	(344)
Index Swap Contracts	—	421		—	421
Total Other Financial Instruments*	$199	$75		$—	$274

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 239

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Long-Term Investments - 14.5%			Aurora Diagnostics Holdings / Aurora
Asset-Backed Securities - 0.5%			Diagnostics Financing, Inc.
			10.750% due 01/15/18	845	634
ALM VII, Ltd.			BMC Software Finance, Inc.
Series 2012-7A Class C			8.125% due 07/15/21 (Þ)	600	619
4.737% due 10/19/24 (Ê)(Þ)	745	748	Bon-Ton Department Stores, Inc. (The)
Carlyle Global Market Strategies			8.000% due 06/15/21	445	431
Series 2012-3A Class C			Chester Downs & Marina LLC /
4.742% due 10/14/24 (Ê)(Þ)	745	748	Chester Downs Finance Corp.
Carrington Mortgage Loan Trust			9.250% due 02/01/20 (Þ)	1,280	1,258
Series 2006-NC5 Class A5			CHS/Community Health Systems, Inc.
0.262% due 01/25/37 (Ê)	604	438	6.875% due 02/01/22 (Å)	745	764
Countrywide Asset-Backed			Citigroup, Inc.
Certificates			Zero coupon due 01/05/21	6,455	2,120
Series 2004-5 Class M1			Compass Investors, Inc.
1.013% due 08/25/34 (Ê)	300	280	7.750% due 01/15/21 (Þ)	560	575
Series 2005-11 Class AF3			Cornerstone Chemical Co.
4.778% due 02/25/36	258	248	9.375% due 03/15/18 (Þ)	290	307
Series 2006-5 Class 2A2			Credit Acceptance Corp.
0.338% due 08/25/36 (Ê)	252	244	6.125% due 02/15/21 (Å)	295	300
Madison Park Funding XI, Ltd.			Energy Future Intermediate Holdings
Series 2013-11A Class D			Co LLC / EFIH Finance Inc.
3.800% due 10/23/25 (Ê)(Þ)	250	243	10.250% due 12/01/20 (Þ)	690	726
Marine Park CLO, Ltd.			Energy Transfer Equity, LP
Series 2012-1A Class C			5.875% due 01/15/24	755	747
4.739% due 05/18/23 (Ê)(Þ)	335	337	Energy XXI Gulf Coast, Inc.
OFSI Fund V, Ltd.			7.500% due 12/15/21 (Þ)	1,085	1,126
Series 2013-5A Class B1L			First Data Corp.
4.488% due 04/17/25 (Å)(Ê)	270	266	11.250% due 01/15/21 (Þ)	580	639
OHA Loan Funding, Ltd.			11.750% due 08/15/21 (Å)	235	242
Series 2013-1A Class D			Series 144a
3.837% due 07/23/25 (Å)(Ê)	250	244	11.750% due 08/15/21 (Å)	325	334
Park Place Securities, Inc. Asset-			Forest Oil Corp.
Backed Pass-Through Certificates			7.500% due 09/15/20	1,430	1,409
Series 2004-WHQ1 Class M2			GeOn Americas Generation LLC
1.148% due 09/25/34 (Ê)	977	867	9.125% due 05/01/31	415	396
Sound Point CLO III, Ltd.			Halcon Resources Corp.
Series 2013-2A Class D			8.875% due 05/15/21	1,420	1,416
4.139% due 07/15/25 (Å)(Ê)	470	468	Harland Escrow Corp.
		5,131	9.250% due 03/01/21 (Å)	810	806
Corporate Bonds and Notes - 6.2%			Immucor, Inc.
Advanced Micro Devices, Inc.			11.125% due 08/15/19	965	1,084
7.500% due 08/15/22	1,220	1,177	INC Research LLC
Albertsons, Inc.			11.500% due 07/15/19 (Þ)	770	864
7.450% due 08/01/29	45	36	JC Penney Corp., Inc.
8.000% due 05/01/31	1,335	1,098	7.950% due 04/01/17	320	261
Ally Financial, Inc.			5.650% due 06/01/20	280	199
8.000% due 11/01/31	320	385	JPMorgan Chase & Co.
American Achievement Corp.			Series Q
10.875% due 04/15/16 (Þ)	355	375	5.150% due 12/31/49 (ƒ)	1,250	1,136
American International Group, Inc.			Lantheus Medical Imaging, Inc.
8.175% due 05/15/58	1,000	1,242	9.750% due 05/15/17	565	523
APX Group, Inc.			Liberty Interactive LLC
6.375% due 12/01/19	360	362	4.000% due 11/15/29	234	144
8.750% due 12/01/20	1,240	1,261	8.250% due 02/01/30	435	460
Arch Coal, Inc.			3.750% due 02/15/30	1,722	1,020
7.250% due 10/01/20	180	138	Logan's Roadhouse, Inc.
			10.750% due 10/15/17	460	307

See accompanying notes which are an integral part of this quarterly report.

240 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$ or Shares				$
McClatchy Co. (The)			SandRidge Energy, Inc.
9.000% due 12/15/22	460	511	7.500% due 02/15/23		1,590	1,620
MetroPCS Wireless, Inc.			Shingle Springs Tribal Gaming
6.625% due 04/01/23 (Þ)	575	597	Authority
MModal, Inc.			9.750% due 09/01/21 (Þ)		1,350	1,472
10.750% due 08/15/20 (Þ)	480	182	SLM Corp.
Mohegan Tribal Gaming Authority			3.875% due 09/10/15		600	618
9.750% due 09/01/21 (Þ)	640	699	Spencer Spirit Holdings, Inc.
Monitronics International, Inc.			9.000% due 05/01/18 (Þ)		285	291
9.125% due 04/01/20	1,245	1,326	Sprint Corp.
Morgan Stanley			7.875% due 09/15/23 (Þ)		1,285	1,372
0.719% due 10/15/15 (Ê)	1,900	1,898	7.125% due 06/15/24 (Þ)		320	321
MTR Gaming Group, Inc.			SUPERVALU, Inc.
11.500% due 08/01/19	1,385	1,559	6.750% due 06/01/21		1,155	1,113
Murray Energy Corp.			Time Warner Entertainment Co., LP
8.625% due 06/15/21 (Þ)	885	927	8.375% due 07/15/33		180	208
Nationstar Mortgage LLC / Nationstar			T-Mobile USA, Inc.
Capital Corp.			6.125% due 01/15/22		360	368
7.875% due 10/01/20	200	204	6.500% due 01/15/24		540	552
6.500% due 06/01/22	420	390	Toys R Us, Inc.
NCR Corp.			10.375% due 08/15/17		605	490
6.375% due 12/15/23 (Þ)	215	224	TRAC Intermodal LLC / TRAC
New Albertsons, Inc.			Intermodal Corp.
7.750% due 06/15/26	35	28	11.000% due 08/15/19		875	998
Niska Gas Storage US LLC / Niska			USB Realty Corp.
Gas Storage Canada ULC			1.386% due 12/29/49 (Ê)(ƒ)(Þ)		2,000	1,800
8.875% due 03/15/18	565	590	Viasystems, Inc.
Noranda Aluminum Acquisition Corp.			7.875% due 05/01/19 (Þ)		290	310
11.000% due 06/01/19 (Þ)	330	290	Walter Energy, Inc.
NRG Energy, Inc.			9.500% due 10/15/19 (Þ)		300	304
6.250% due 07/15/22 (Å)	485	486	Series WI
Nuveen Investments, Inc.			9.875% due 12/15/20		760	574
9.125% due 10/15/17 (Þ)	195	200	8.500% due 04/15/21		665	492
9.500% due 10/15/20 (Þ)	700	723				61,028
PF Chang's China Bistro, Inc.			International Debt - 1.3%
10.250% due 06/30/20 (Þ)	655	711	Alinta Energy Finance Pty., Ltd.
PNC Preferred Funding Trust II			1.000% due 08/13/18		57	57
Series 144a			American International Group, Inc.
1.465% due 12/31/49 (Ê)(ƒ)(Þ)	2,600	2,314	6.765% due 11/15/17	GBP	273	521
Quiksilver, Inc. / QS Wholesale Inc			Banco do Brasil SA
7.875% due 08/01/18 (Þ)	370	401	3.875% due 10/10/22		1,700	1,454
Range Resources Corp.			Barclays PLC
5.000% due 03/15/23	1,440	1,424	8.250% due 12/31/49 (ƒ)		330	340
Rite Aid Corp.			Bluewater Holding BV
7.700% due 02/15/27	740	766	10.000% due 12/10/19 (Þ)		500	506
Rockies Express Pipeline LLC			Cathedral Lake CLO 2013, Ltd.
6.000% due 01/15/19 (Å)	390	363	Series 2014-1A Class C
5.625% due 04/15/20 (Þ)	920	826	3.890% due 01/15/26 (Ê)(Þ)		250	238
Roundy's Supermarkets, Inc.			Cemex SAB de CV
10.250% due 12/15/20 (Þ)	395	417	7.250% due 01/15/21 (Þ)		500	514
Ryerson, Inc. / Joseph T Ryerson &			Hildene CLO, Ltd.
Son Inc			Series 2014-1A Class D
9.000% due 10/15/17	795	861	4.001% due 01/17/26 (Ê)(Þ)		250	244
11.250% due 10/15/18	510	557	IAMGOLD Corp.
Sabine Pass Liquefaction LLC			6.750% due 10/01/20 (Þ)		1,275	1,093
5.625% due 02/01/21 (Å)	300	299	ICICI Bank, Ltd.
6.250% due 03/15/22 (Þ)	290	291	4.750% due 11/25/16 (Þ)		100	104
5.625% due 04/15/23 (Þ)	1,200	1,140	LBG Capital No 1 PLC

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 241

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$ or Shares			$
8.500% due 12/29/49 (ƒ)(Þ)		100	107	Carestream Health, Inc. 2nd Lien
Lloyds Bank PLC				Term Loan
12.000% due 12/29/49 (ƒ)(Þ)		300	410	9.500% due 06/07/19	860	875
Millennium Offshore Services				Chromaflo Technologies Corp. 2nd
Superholdings LLC				Lien Term Loan
9.500% due 02/15/18 (Þ)		605	632	1.000% due 05/27/20	115	116
Morgan Stanley				Clear Channel Communications, Inc.
Series GMTN				1st Lien Term Loan D
0.702% due 01/16/17 (Ê)	EUR	100	134	6.918% due 01/30/19	1,427	1,384
New Look Bondco I PLC				Dell International LLC 1st Lien Term
8.375% due 05/14/18 (Þ)		215	225	Loan B
Ocean Rig UDW, Inc.				4.500% due 04/29/20	584	581
9.500% due 04/27/16 (Þ)		700	740	Eagle Bulk Shipping, Inc. Term Loan
Sberbank of Russia Via SB Capital SA				1.000% due 12/31/15	425	407
4.950% due 02/07/17 (Þ)		600	632	Graton Economic Development
Sea Trucks Group				Authority Term Loan B
9.000% due 03/26/18 (Þ)		900	864	9.000% due 08/22/18	770	810
SLM Student Loan Trust				HJ Heinz Co. 1st Lien Term Loan B2
Series 2003-2 Class A5				3.500% due 06/05/20 (Ê)	1,692	1,707
0.537% due 12/15/23 (Ê)	EUR	757	1,004	JC Penney Co., Inc. 1st Lien Term
Sound Point CLO II, Ltd.				Loan
Series 2013-1A Class B1L				6.000% due 05/21/18	498	482
3.989% due 04/26/25 (Ê)(Þ)		280	276	Maschantucket Western Pequot Tribe
St. Barbara, Ltd.				Term Loan B
8.875% due 04/15/18 (Þ)		285	237	9.375% due 06/30/20	1,180	1,123
Stackpole International Intermediate /				MModal, Inc. Term Loan B
Stackpole International Powder				7.750% due 08/17/19	1,560	1,332
7.750% due 10/15/21 (Þ)		515	537	Mohegan Tribal Gaming Authority
Trinseo Materials Operating SCA /				Term Loan
Trinseo Materials Finance, Inc.				1.000% due 11/19/19	1,160	1,178
8.750% due 02/01/19 (Þ)		1,415	1,447	Mount Airy Lodge LLC 1st Lien Term
Valeant Pharmaceuticals				Loan
International, Inc.				13.000% due 04/01/18	592	625
5.625% due 12/01/21 (Þ)		230	238	Moxie Liberty LLC Term Loan B1
VTR Finance BV				7.500% due 08/20/20	765	782
6.875% due 01/15/24 (Å)		250	250	Moxie Patriot, LLC Term Loan
			12,804	1.000% due 12/18/20	385	395
Loan Agreements - 2.7%				Murray Energy Corp. Term Loan
Albertsons LLC Term Loan B				1.000% due 11/21/19	350	354
4.250% due 03/21/16		755	761	Navistar International Corp., Inc.
Albertsons LLC Term Loan B2				Term Loan B
4.750% due 03/21/19		440	444	5.750% due 08/17/17 (Ê)	417	422
Alinta, Ltd. Term Loan				OCI Beaumont LLC Term Loan B2
6.375% due 05/08/19		862	867	6.250% due 08/20/19	625	636
Aquilex, LLC 1st Lien Term Loan B				Otter Products LLC Term Loan B
1.000% due 12/31/20		465	469	5.250% due 04/29/19	575	577
Astoria Generating Co. Acquisition				Panda Sherman Power LLC Term
LLC Term Loan				Loan
8.500% due 10/26/17		1,502	1,544	9.000% due 09/13/18	675	692
Axalta Coating Systems U.S.				Raven Power Finance, LLC 1st Lien
Holdings, Inc. Term Loan				Term Loan B
4.750% due 02/01/20 (Ê)		496	500	1.000% due 12/19/20	350	353
Bowie Resource Holdings LLC 1st				Rite Aid Corp. Term Loan
Lien Term Loan				5.750% due 08/21/20	265	271
6.750% due 08/16/20		676	683	Sears Roebuck Acceptance Corp. 1st
Carestream Health, Inc. 1st Lien Term				Lien Term Loan B
Loan				1.000% due 06/30/18	355	355
5.000% due 06/07/19		683	692

See accompanying notes which are an integral part of this quarterly report.

242 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$ or Shares				$
Sheridan Holdings, Inc. 2nd Lien			4.000%		—	—
Term Loan			Fannie Mae Aces
8.250% due 12/18/21	230	235	Series 2012-M16 Class X
Shingle Springs Tribal Gaming			Interest Only STRIP
Authority 1st Lien Term Loan B			0.998% due 09/25/22		18,737	1,169
6.250% due 08/16/19	511	520	GE Commercial Mortgage Corp. Trust
SIRVA Worldwide, Inc. Term Loan			Series 2007-C1 Class A1A
7.500% due 03/27/19	556	567	5.483% due 12/10/49		870	950
Texas Competitive Electric Holdings			Lehman Brothers Holdings, Inc.
Co. LLC Extended Term Loan			5.625% due 01/24/49 (Ø)		5,000	1,100
4.674% due 10/10/17 (Ê)	470	327	Merrill Lynch Mortgage Investors
Toys "R" Us-Delaware, Inc.1st Lien			Trust
Term Loan B			Series 2003-A2 Class 2A3
1.000% due 09/01/16	555	488	2.006% due 03/25/33 (Ê)		434	427
Toys R Us Property Co. I, LLC Term			Morgan Stanley Capital I, Inc.
Loan B			Series 2010-IQ14 Class A2FX
6.000% due 08/21/19	698	664	5.610% due 04/15/49		449	456
Tribune Co. Term Loan			Sequoia Mortgage Trust
4.000% due 11/12/20	300	299	Series 2003-4 Class 2A1
Vince Intermediate Holding, LLC			0.553% due 07/20/33 (Ê)		220	220
Term Loan			Wachovia Bank Commercial Mortgage
6.000% due 11/04/19	763	770	Trust
Walter Investment Management Corp.			Series 2007-WHL8 Class A2
1st Lien Term Loan			0.300% due 06/15/20 (Ê)(Þ)		1,000	978
1.000% due 12/19/20	535	539	Wells Fargo Mortgage Backed
Wilton Brands LLC Term Loan B			Securities
7.500% due 08/30/18 (Ê)	829	784	Series 2004-DD Class 2A6
		26,610	2.617% due 01/25/33 (Ê)		821	825
Mortgage-Backed Securities - 1.2%						11,734
Adjustable Rate Mortgage Trust			Municipal Bonds - 0.5%
Series 2005-5 Class 2A1			Buckeye Tobacco Settlement
2.801% due 09/25/35 (Ê)	863	773	Financing Authority Revenue
Alternative Loan Trust			Bonds
Series 2003-11T1 Class A3			5.875% due 06/01/47		685	542
0.602% due 07/25/18 (Ê)	125	121	Golden State Tobacco Securitization
Bear Stearns Alt-A Trust			Corp. Revenue Bonds
Series 2005-10 Class 24A1			5.125% due 06/01/47		1,100	793
2.325% due 01/25/36 (Ê)	803	580	5.750% due 06/01/47		860	676
Series 2006-3 Class 31A1			Tobacco Settlement Financing Corp.
2.928% due 05/25/36 (Ê)	879	517	Revenue Bonds
Bear Stearns Structured Products, Inc.			5.000% due 06/01/29		240	196
Series 2007-R6 Class 1A1			4.750% due 06/01/34		580	427
2.545% due 01/26/36 (Ê)	964	733	5.000% due 06/01/41		2,470	1,818
CHL Mortgage Pass-Through Trust						4,452
Series 2004-12 Class 11A1			Non-US Bonds - 1.0%
3.026% due 08/25/34 (Ê)	456	406	Avoca CLO IV PLC
Series 2004-16 Class 1A4A			Series 2006-X Class A1A
0.962% due 09/25/34 (Ê)	138	133	0.833% due 02/18/22 (Ê)	EUR	147	197
Series 2004-25 Class 1A1			Barclays Bank PLC
0.532% due 02/25/35 (Ê)	131	123	Series RCI
Series 2004-25 Class 2A1			14.000% due 12/31/49 (ƒ)	GBP	300	658
0.542% due 02/25/34 (Ê)	161	143	Cloverie PLC for Zurich Insurance
DSLA Mortgage Loan Trust			Co., Ltd.
Series 2004-AR3 Class 2A1			12.000% due 12/31/49 (ƒ)	EUR	700	987
2.498% due 07/19/44 (Ê)	135	136	Deutsche Bundesrepublik Inflation
Fannie Mae			Linked Bond
30 Year TBA(Ï)			1.500% due 04/15/16	EUR	—	—
3.000%	2,000	1,944	1.750% due 04/15/20	EUR	—	—

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 243

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$ or Shares			$
France Government Bond OAT				Takashimaya Co., Ltd.	83,000	782
Series OATi				Toshiba Corp.	247,000	1,044
1.300% due 07/25/19	EUR	—	—	Tribune Co.(Æ)	39,500	2,943
2.100% due 07/25/23	EUR	—	—	Vivendi SA - ADR	104,900	2,821
LightPoint Pan-European CLO PLC						33,607
Series 2006-1 Class A
0.476% due 01/31/22 (Ê)	EUR	535	709	Consumer Staples - 0.2%
Magi Funding PLC				Coca-Cola Enterprises, Inc.	25,000	1,082
Series 2006-A Class A				CVS Caremark Corp.	15,000	1,016
0.671% due 04/11/21 (Ê)(Þ)	EUR	320	426	SUPERVALU, Inc.(Æ)	17,300	100
Mall Funding PLC						2,198
Series 2005-1 Class A

1.191% due 04/22/17 (Ê)	GBP	370	602	Energy - 2.2%
New Zealand Government Bond
2.000% due 09/20/25	NZD	1,700	1,314	Anadarko Petroleum Corp.	12,500	1,009
Spain Government Bond				Cameron International Corp.(Æ)	20,300	1,217
4.250% due 10/31/16	EUR	600	871	Cobalt International Energy, Inc.(Æ)	17,700	290
3.750% due 10/31/18	EUR	2,800	4,036	Denbury Resources, Inc.	71,800	1,154
United Kingdom Gilt Inflation Linked				Energy XXI Bermuda, Ltd.	24,800	569
				Gulf Coast Ultra Deep Royalty Trust(Æ)	235,875	594
Bond				Halliburton Co.	48,000	2,353
1.875% due 11/22/22	GBP	—	—	Hess Corp.(Û)	15,000	1,132
0.125% due 03/22/24	GBP	—	—	JX Holdings, Inc.	134,400	654
			9,800	Kinder Morgan, Inc.	47,900	1,629
United States Government Treasuries - 1.1%				McDermott International, Inc.(Æ)	95,000	792
United States Treasury Notes				Oil States International, Inc.(Æ)	10,000	940
2.125% due 08/31/20		4,200	4,224	QEP Resources, Inc.	25,000	772
2.000% due 11/30/20		2,900	2,881	SandRidge Energy, Inc.(Æ)	603,124	3,709
1.750% due 05/15/23		1,600	1,484	SunCoke Energy, Inc.(Æ)	50,000	1,109
2.500% due 08/15/23		1,600	1,581	Transocean, Ltd.	37,300	1,614
			10,170	Triangle Petroleum Corp.(Æ)	50,000	381
Total Long-Term Investments				Western Refining Logistics, LP	22,032	608
(cost $143,056)			141,729	WPX Energy, Inc.(Æ)	44,400	846
						21,372
Common Stocks - 22.7%
Consumer Discretionary - 3.4%				Financial Services - 7.6%
Caesars Entertainment Corp.(Æ)		95,000	2,091	AIA Group, Ltd.	378,600	1,743
Cie Generale des Etablissements				Altisource Portfolio Solutions SA(Æ)	11,700	1,530
Michelin Class B		17,044	1,800	American Capital, Ltd.(Æ)	4,500	70
Comcast Corp. Class A		19,500	1,021	American International Group, Inc.	76,600	3,674
Daiwa House Industry Co., Ltd.		72,000	1,384	Assured Guaranty, Ltd.	29,300	620
Dana Holding Corp.		40,000	757	Caesars Acquisition Co. Class A(Æ)	33,445	443
Diamond Resorts International, Inc.(Æ)		50,000	875	Capital One Financial Corp.	21,800	1,539
DISH Network Corp. Class A(Æ)		55,100	3,107	Chimera Investment Corp.(ö)	932,800	2,910
eBay, Inc.(Æ)		41,400	2,203	Citigroup, Inc.	109,100	4,186
Gannett Co., Inc.		15,000	413	Colony Financial, Inc.(ö)	37,000	821
General Motors Co.		25,000	902	E*Trade Financial Corp.(Æ)	78,400	1,570
Goodyear Tire & Rubber Co. (The)		40,000	946	Fannie Mae(Æ)	80,000	250
Hertz Global Holdings, Inc.(Æ)(Û)		45,000	1,171	Forest City Enterprises, Inc. Class A(Æ)	20,000	364
Hudson's Bay Co. - ADR		37,500	555	Gaming and Leisure Properties, Inc.(ö)	34,400	1,194
KAR Auction Services, Inc.		24,600	684	Harbinger Group, Inc.(Æ)	90,600	1,076
LIN Media LLC Class A(Æ)		25,000	618	ING US, Inc.	37,500	1,266
Makita Corp.		29,900	1,577	IntercontinentalExchange Group, Inc.	5,529	1,154
Men's Wearhouse, Inc. (The)		40,000	1,922	iShares MSCI Mexico Capped ETF	16,400	1,031
Mitsubishi Corp.		35,600	663	Jafco Co., Ltd.(Û)	78,900	4,325
Nintendo Co., Ltd.		4,300	511	Japan Retail Fund Investment Corp.
Potbelly Corp.(Æ)		4,200	95	Class A(ö)(Û)	1,678	3,378
PVH Corp.		4,300	520	JPMorgan Chase & Co.	39,200	2,170
Scientific Games Corp. Class A(Æ)		60,000	845	KKR & Co., LP	6,800	164
Sirius XM Holdings, Inc.(Æ)		379,100	1,357	KKR Financial Holdings LLC	177,400	2,147

See accompanying notes which are an integral part of this quarterly report.

244 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Mitsubishi UFJ Financial Group, Inc.(Û)	434,600	2,650	Taisei Corp.	250,000	1,106
Mizuho Financial Group, Inc.(Û)	1,228,900	2,634	United Continental Holdings, Inc.(Æ)	15,000	688
Monitise PLC(Æ)	2,170,000	2,372			8,299
New Residential Investment Corp.(ö)	129,000	819
Newcastle Investment Corp.(ö)	144,600	787	Technology - 2.8%
Nomura Holdings, Inc. (Û)	292,400	2,075
ORIX Corp.(Û)	169,500	2,638	Amadeus IT Holding SA Class A	24,800	982
PennyMac Mortgage Investment Trust(ö)	32,000	754	Apple, Inc.(Û)	3,000	1,502
Phoenix Group Holdings	75,000	906	Google, Inc. Class A(Æ)	1,500	1,771
Realogy Holdings Corp.(Æ)	51,000	2,324	Hitachi, Ltd.	148,000	1,147
Ryman Hospitality Properties, Inc.(ö)	25,000	1,034	Loral Space & Communications, Inc.(Æ)	12,400	922
SLM Corp.	150,400	3,423	Marvell Technology Group, Ltd.	75,000	1,120
Sumitomo Mitsui Financial Group,			Micron Technology, Inc.(Æ)	65,000	1,498
Inc.(Û)	56,100	2,649	Motorola Solutions, Inc.	42,400	2,705
Sumitomo Mitsui Trust Holdings, Inc.(Û)	562,000	2,723	Nichicon Corp.	149,200	1,295
Tetragon Financial Group, Ltd.	306,802	3,221	Nidec Corp.(Û)	20,000	2,256
Tokyo Tatemono Co., Ltd.	210,000	1,994	QUALCOMM, Inc.	34,800	2,583
Tokyu Fudosan Holdings Corp.	183,500	1,593	Sony Corp.	67,700	1,077
Weyerhaeuser Co.(ö)	30,700	917	SunEdison, Inc.(Æ)	104,600	1,455
XL Group PLC Class A	45,000	1,293	Tele2 AB Class B	56,300	621
			Telenet Group Holding NV	52,300	3,107
		74,431	Vodafone Group PLC - ADR(Û)	100,000	3,706

Health Care - 1.4%					27,747

AbbVie, Inc.	25,000	1,231	Utilities - 2.2%
Actavis PLC(Æ)	1,100	208
Boston Scientific Corp.(Æ)	112,500	1,522	Atlas Energy, LP	72,376	3,428
Endo Health Solutions, Inc.(Æ)	25,000	1,647	Atlas Pipeline Partners, LP	73,100	2,444
Fresenius SE & Co. KGaA	5,900	920	Atlas Resource Partners, LP	95,015	2,134
HCA Holdings, Inc.(Æ)	32,200	1,619	Black Hills Corp.	25,000	1,371
McKesson Corp.	9,200	1,604	Linn Energy LLC	43,175	1,417
Omnicare, Inc.	32,500	2,030	NiSource, Inc.	15,000	516
Thermo Fisher Scientific, Inc.	11,900	1,370	NRG Energy, Inc.	25,000	696
UnitedHealth Group, Inc.	19,600	1,417	Penn West Petroleum, Ltd. Class A
			- ADR	75,000	560
		13,568	SoftBank Corp.	20,000	1,481
			Sprint Corp.(Æ)	619,476	5,123
Materials and Processing - 2.0%			T-Mobile US, Inc.(Æ)	69,100	2,112
Asahi Kasei Corp.	118,000	907			21,282
Constellium NV Class A(Æ)	35,000	907
Eastman Chemical Co.	29,100	2,269	Total Common Stocks
Freeport-McMoRan Copper & Gold, Inc.	47,400	1,536	(cost $191,140)		222,038
Lanxess AG	11,300	743
LIXIL Group Corp.	64,900	1,697	Investments in Other Funds - 0.2%
LyondellBasell Industries NV Class A	25,500	2,008
Nippon Steel & Sumitomo Metal Corp.	219,000	675	Financial Services - 0.2%
Nissan Chemical Industries, Ltd.(Û)	153,500	2,228	Market Vectors Gold Miners ETF	97,125	2,281
Nitto Denko Corp.	26,000	1,171	Total Investments in Other Funds
Rinnai Corp.	26,600	2,085	(cost $2,217)		2,281
Shin-Etsu Chemical Co., Ltd.(Û)	35,000	1,974
Ube Industries, Ltd.	643,000	1,334	Preferred Stocks - 0.9%
		19,534	Consumer Discretionary - 0.5%
			Porsche Automobile Holding SE	50,000	4,897
Producer Durables - 0.9%

Airbus Group NV	10,000	710	Financial Services - 0.4%
Amada Co., Ltd.	170,000	1,399
American Airlines Group, Inc.(Æ)	94,962	1,118	Ally Financial, Inc.	2,700	2,613
Komatsu, Ltd.	33,700	709	Fannie Mae	58,500	551
Manitowoc Co., Inc. (The)	40,000	1,138	Freddie Mac(Æ)(ƒ)	27,000	383
Nippon Yusen KK	215,000	675			3,547
Ricoh Co., Ltd.	70,800	756

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 245

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$ or Shares				$
Total Preferred Stocks				Feb 2014 12.75 Put (1)	USD	14,950(ÿ)	1
(cost $8,446)			8,444	Cross Currency Options
Options Purchased - 2.8%				(USD/TRY)
(Number of Contracts)				Mar 2014 2.10 Call (1)	USD	14,950(ÿ)	1,288
				Mar 2014 2.20 Call (1)	USD	14,950(ÿ)	726
ARM Holdings PLC				Feb 2014 2.30 Put (1)	USD	14,500(ÿ)	331
Feb 2014 48.00 Put (45)	USD	5(ÿ)	15	Cross Currency Options
Avon Products, Inc.				(USD/ZAR)
Apr 2014 17.00 Call (625)	USD	63(ÿ)	31	Feb 2014 10.90 Put (1)	USD	14,500(ÿ)	143
BJ'S Restaurants, Inc.				Demandware, Inc.
Feb 2014 35.00 Call (101)	USD	10(ÿ)	—	Feb 2014 60.00 Put (48)	USD	5(ÿ)	9
Feb 2014 30.00 Put (62)	USD	6(ÿ)	14	Edwards Lifesciences
BP Prudhoe Bay Royalty				Corp.
Trust				Feb 2014 67.50 Put (31)	USD	3(ÿ)	12
Feb 2014 70.00 Put (20)	USD	2(ÿ)	1	EURO STOXX 50 Index
Feb 2014 75.00 Put (50)	USD	5(ÿ)	5	Jun 2014 2,500.00 Call (59)	EUR	1(ÿ)	382
Feb 2014 80.00 Put (26)	USD	3(ÿ)	8	Jun 2014 2,700.00 Call (152)	EUR	2(ÿ)	635
CBS Corp.				Dec 2014 100.00 Call (141)	EUR	1(ÿ)	246
Feb 2014 65.00 Call (31)	USD	3(ÿ)	1	Dec 2014 300.00 Call (71)	EUR	1(ÿ)	61
Cerner Corp.				Dec 2014 2,700.00 Call (28)	EUR	—(ÿ)	134
Feb 2014 55.00 Put (42)	USD	4(ÿ)	5	Dec 2014 3,000.00 Call (362)	EUR	4(ÿ)	849
Coca-Cola Enterprises,				Jun 2015 2,800.00 Call (40)	EUR	—(ÿ)	159
Inc.				Jun 2015 3,000.00 Call (45)	EUR	—(ÿ)	117
Feb 2014 40.00 Call (100)	USD	10(ÿ)	36	Mar 2014 3,000.00 Put (26)	EUR	—(ÿ)	28
Cross Currency Options				Jun 2014 2,000.00 Put (113)	EUR	1(ÿ)	8
(AUD/USD)				Jun 2014 3,000.00 Put (90)	EUR	1(ÿ)	193
Apr 2014 0.87 Put (1)	AUD	14,650(ÿ)	233	Dec 2014 100.00 Put (108)	EUR	1(ÿ)	431
Cross Currency Options				Dec 2014 300.00 Put (39)	EUR	—(ÿ)	226
(EUR/CHF)				Dec 2014 2,000.00 Put (207)	EUR	2(ÿ)	57
Oct 2014 1.25 Call (1)	EUR	32,700(ÿ)	347	Dec 2014 2,400.00 Put (9)	EUR	—(ÿ)	7
Cross Currency Options				Dec 2014 2,500.00 Put (535)	EUR	5(ÿ)	547
(EUR/GBP)				Dec 2014 2,700.00 Put (618)	EUR	6(ÿ)	1,023
Jul 2014 0.81 Put (1)	EUR	43,950(ÿ)	142	Dec 2014 2,900.00 Put (121)	EUR	1(ÿ)	317
Feb 2014 0.83 Put (1)	EUR	32,200(ÿ)	451	Dec 2014 3,000.00 Put (97)	EUR	1(ÿ)	315
Cross Currency Options				Jun 2015 2,800.00 Put (130)	EUR	1(ÿ)	411
(EUR/NOK)				Jun 2015 3,000.00 Put (45)	EUR	—(ÿ)	201
Jun 2014 8.30 Put (1)	EUR	13,520(ÿ)	173	Eurodollar Mid-Curve
Feb 2014 8.29 Put (1)	EUR	879(ÿ)	—	3-Year Futures (CME)
Cross Currency Options				Mar 2014 97.00 Put (329)	USD	823(ÿ)	8
(EUR/USD)				ExlService Holdings, Inc.
Mar 2014 1.32 Call (1)	EUR	29,900(ÿ)	147	Feb 2014 25.00 Put (54)	USD	5(ÿ)	3
Cross Currency Options				Exxon Mobil Corp.
(USD/BRL)				Feb 2014 94.00 Call (89)	USD	9(ÿ)	2
Mar 2014 2.10 Put (1)	USD	2,000(ÿ)	—	Feb 2014 92.00 Put (107)	USD	18(ÿ)	23
Feb 2014 2.15 Put (1)	USD	2,000(ÿ)	—	Feb 2014 94.00 Put (99)	USD	10(ÿ)	27
Cross Currency Options				Feb 2014 96.00 Put (179)	USD	18(ÿ)	74
(USD/CAD)				Fossil Group, Inc.
Apr 2014 1.13 Call (1)	USD	14,650(ÿ)	150	Feb 2014 130.00 Call (78)	USD	8(ÿ)	8
Cross Currency Options				Feb 2014 135.00 Call (20)	USD	2(ÿ)	1
(USD/CNY)				Feb 2014 105.00 Put (26)	USD	3(ÿ)	8
Jan 2015 6.15 Call (1)	USD	29,900(ÿ)	244	Hanesbrands, Inc.
Cross Currency Options				Feb 2014 65.00 Put (27)	USD	3(ÿ)	—
(USD/JPY)				iShares Russell 2000
Jun 2014 108.50 Call (1)	USD	18,300(ÿ)	84	ETF
Feb 2014 103.00 Call (1)	USD	17,200(ÿ)	118	Feb 2014 112.00 Put (179)	USD	18(ÿ)	23
Apr 2014 105.50 Call (1)	USD	14,650(ÿ)	77	Feb 2014 113.00 Put (850)	USD	85(ÿ)	200
Cross Currency Options				Feb 2014 113.00 Put (358)	USD	36(ÿ)	61
(USD/MXN)				Feb 2014 114.00 Put (89)	USD	9(ÿ)	27

See accompanying notes which are an integral part of this quarterly report.

246 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
		Amount ($)	Value			Amount ($)	Value
		or Shares	$ or Shares				$
Feb 2014 114.00 Put (89)	USD	9(ÿ)	21	Feb 2014 178.00 Put (179)	USD	18(ÿ)	28
iShares Russell Microcap				Feb 2014 179.00 Put (537)	USD	54(ÿ)	108
Index ETF				Feb 2014 179.50 Put (268)	USD	27(ÿ)	61
Feb 2014 76.00 Put (89)	USD	9(ÿ)	19	Feb 2014 180.00 Put (850)	USD	85(ÿ)	266
Feb 2014 78.00 Put (699)	USD	70(ÿ)	248	SPX Volatility Index
Liberty Global PLC				Futures (CBOE)
Apr 2014 80.00 Call (125)	USD	13(ÿ)	46	Feb 2014 15.00 Call (1,275)	USD	128(ÿ)	379
Lorillard, Inc.				Steven Madden, Ltd.
Feb 2014 50.00 Put (61)	USD	6(ÿ)	10	Feb 2014 35.00 Put (54)	USD	5(ÿ)	15
Mallinckrodt PLC				Swaptions
Apr 2014 55.00 Put (50)	USD	5(ÿ)	16	(Fund Receives/Fund Pays)
Micron Technology, Inc.				USD 3 Month LIBOR/USD 0.600%
Feb 2014 23.00 Call (100)	USD	10(ÿ)	6	Mar 2014 0.00 Call (1)		290,000(ÿ)	—
NRG Energy, Inc.				USD 3 Month LIBOR/USD 3.000%
Mar 2014 27.00 Call (250)	USD	25(ÿ)	43	Aug 2014 0.00 Call (1)		4,400(ÿ)	13
Penn West Petroleum,				USD 1.450%/USD 3 Month LIBOR
Ltd.				Sep 2014 0.00 Put (1)		53,000(ÿ)	55
Jun 2014 8.00 Call (250)	USD	25(ÿ)	11	USD 1.500%/USD 3 Month LIBOR
Jan 2015 10.00 Call (750)	USD	75(ÿ)	26	Sep 2014 0.00 Put (1)		53,000(ÿ)	51
Philip Morris				USD 1.500%/USD 3 Month LIBOR
International, Inc.				Mar 2014 0.00 Put (1)		26,100(ÿ)	5
Feb 2014 77.50 Put (45)	USD	5(ÿ)	5	USD 4.020%/USD 3 Month LIBOR
Polypore International,				Aug 2014 0.00 Put (1)		2,200(ÿ)	43
Inc.				USD 4.058%/USD 3 Month LIBOR
Feb 2014 32.50 Put (45)	USD	5(ÿ)	5	Aug 2014 0.00 Put (1)		2,200(ÿ)	38
Potbelly Corp.				USD 4.118%/USD 3 Month LIBOR
Feb 2014 25.00 Put (42)	USD	4(ÿ)	11	Aug 2014 0.00 Put (1)		2,200(ÿ)	33
Rent-A-Center, Inc.				Mar 2014 0.00 Put (1)		17,545(ÿ)	11
Feb 2014 25.00 Put (45)	USD	5(ÿ)	4	Under Armour, Inc.
ResMed, Inc.				Feb 2014 107.00 Put (45)	USD	5(ÿ)	7
Feb 2014 45.00 Put (22)	USD	2(ÿ)	5	Whole Foods Market,
S&P 500 Index				Inc.
Jun 2014 1,450.00 Call (6)	USD	1(ÿ)	198	Feb 2014 53.50 Put (45)	USD	5(ÿ)	7
Jun 2014 1,600.00 Call (26)	USD	3(ÿ)	507	Total Options Purchased
Dec 2014 800.00 Call (98)	USD	10(ÿ)	849	(cost $27,540)			27,635
Dec 2014 1,750.00 Call (92)	USD	9(ÿ)	1,050
Dec 2014 1,900.00 Call (23)	USD	2(ÿ)	101	Warrants & Rights - 0.0%
Jun 2014 750.00 Put (100)	USD	10(ÿ)	614	Kinder Morgan, Inc. (Æ)
Dec 2014 750.00 Put (223)	USD	22(ÿ)	2,402	2017 Warrants		39,700	117
Dec 2014 1,300.00 Put (60)	USD	6(ÿ)	98
Dec 2014 1,600.00 Put (287)	USD	29(ÿ)	1,716	Total Warrants & Rights
Dec 2014 1,800.00 Put (120)	USD	12(ÿ)	1,562	(cost $139)			117
Dec 2014 1,900.00 Put (10)	USD	1(ÿ)	187	Short-Term Investments - 47.1%
Jun 2015 1,600.00 Put (43)	USD	4(ÿ)	389
SGX NIKKEI Futures				Ally Financial, Inc.
Jun 2014 12,500.00 Call (19)	JPY	10(ÿ)	228	3.439% due 02/11/14 (Ê)		265	265
Jun 2014 14,000.00 Call (130)	JPY	65(ÿ)	828	Banco Santander Brasil SA
Dec 2014 500.00 Call (65)	JPY	33(ÿ)	281	2.343% due 03/18/14 (Å)(Ê)		1,750	1,750
Dec 2014 15,000.00 Call (105)	JPY	53(ÿ)	557	DryShips, Inc.
Jun 2015 16,500.00 Call (140)	JPY	70(ÿ)	541	5.000% due 12/01/14		415	410
Jun 2015 17,000.00 Call (86)	JPY	43(ÿ)	280	Fannie Mae Discount Notes
Jun 2015 18,000.00 Call (177)	JPY	89(ÿ)	412	Zero coupon due 02/05/14 (ç)(~)		700	700
Dec 2014 12,500.00 Put (35)	JPY	18(ÿ)	77	Russell U.S. Cash Management Fund		349,110,884 (∞)	349,111
Dec 2014 15,000.00 Put (70)	JPY	35(ÿ)	483	Texas Competitive Electric Holdings
Dec 2014 16,500.00 Put (80)	JPY	40(ÿ)	938	Co. LLC Extended Term Loan
SPDR S&P 500 ETF				4.766% due 10/10/14 (Ê)		2,655	1,865
Trust				United States Treasury Bills
Feb 2014 177.50 Put (89)	USD	98(ÿ)	137	Zero coupon due 02/06/14 (ç)(~)		4,816	4,815
				Zero coupon due 02/06/14		1,208	1,208

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 247

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Zero coupon due 02/13/14 (Û)	20,000	20,000	Energy - (0.1)%
Zero coupon due 02/27/14 (ç)(~)	15,000	15,000	Exxon Mobil Corp.	(10,832)	(1,040)
Zero coupon due 03/13/14 (ç)(~)	24,500	24,498
Zero coupon due 03/20/14 (ç)(~)	10,200	10,199
Zero coupon due 04/03/14 (~)	3,000	3,000	Financial Services - (0.1)%
Zero coupon due 04/17/14 (~)	2,900	2,900	US Bancorp	(20,816)	(827)
Zero coupon due 05/29/14	1,150	1,150
Zero coupon due 05/29/14 (~)	3,500	3,500	Health Care - (0.4)%
Zero coupon due 06/05/14 (~)	3,500	3,499	Alexion Pharmaceuticals, Inc.(Æ)	(89)	(14)
Zero coupon due 06/05/14	1,150	1,150	Amedisys, Inc.(Æ)	(6,344)	(96)
Zero coupon due 06/19/14 (Û)	7,500	7,499	Bristol-Myers Squibb Co.	(4,500)	(227)
Zero coupon due 07/31/14	7,058	7,056	Humana, Inc.	(671)	(66)
United States Treasury Notes			Mindray Medical International, Ltd.
0.250% due 09/30/14	1,000	1,001	- ADR	(7,000)	(245)
Total Short-Term Investments			Sysmex Corp.	(53,600)	(2,985)
(cost $460,578)		460,576			(3,633)

Repurchase Agreements - 0.8%			Materials and Processing - (0.8)%
			JSR Corp.	(211,800)	(3,833)
Agreement with Barclays and State			Kuraray Co., Ltd.	(343,200)	(3,903)
Street Bank (Tri-Party) of $6,600			United States Steel Corp.	(9,500)	(248)
dated January 31, 2014 at 0.04%					(7,984)
to be repurchased at $6,600 on			Producer Durables - (0.9)%
February 3, 2014 collateralized by:			Advantest Corp.	(194,400)	(2,089)
$6,826 par various United States			Colfax Corp.(Æ)	(3,637)	(219)
Treasury Obligations, valued at			Hirose Electric Co., Ltd.	(13,900)	(1,974)
$6,732.	6,600	6,600	Hitachi Construction Machinery Co.,
Agreement with Credit Suisse and			Ltd.	(146,400)	(2,862)
State Street Bank (Tri-Party) of			Kubota Corp.	(116,000)	(1,814)
$1,400 dated January 31, 2014 at			Melco Holdings, Inc.	(18,100)	(300)
0.04% to be repurchased at $1,400					(9,258)
on February 3, 2014 collateralized			Technology - (0.5)%
by: $1,431 par various United			Gree, Inc.	(132,300)	(1,312)
States Treasury Obligations, valued			Ibiden Co., Ltd.	(102,900)	(1,916)
at $1,431.	1,400	1,400	Rohm Co., Ltd.	(19,300)	(978)
Total Repurchase Agreements			Ryosan Co., Ltd.	(25,900)	(544)
(cost $8,000)		8,000			(4,750)
Total Investments - 89.0%			Utilities - (0.5)%
(identified cost $841,116)		870,820	AT&T, Inc.	(2,235)	(75)
Securities Sold Short - (10.3)%			Consolidated Edison, Inc.	(8,341)	(454)
Common Stocks - (5.2)%			Kansai Electric Power Co., Inc. (The)	(277,000)	(3,009)
			Verizon Communications, Inc.	(34,470)	(1,655)
Consumer Discretionary - (1.9)%					(5,193)
CBS Corp. Class B	(1,513)	(89)
Ford Motor Co.	(3,659)	(55)	Total Common Stocks
Hilton Worldwide Holdings, Inc.(Æ)	(18,000)	(390)	(proceeds $52,283)		(51,144)
Honda Motor Co., Ltd.	(104,200)	(3,970)	Investments in Other Funds - (4.8)%
McDonald's Corp.	(6,256)	(589)	Energy Select Sector SPDR Fund	(23,000)	(1,918)
Minebea Co., Ltd.	(123,000)	(940)	iShares 20+ Year Treasury Bond ETF	(57,978)	(6,278)
Murata Manufacturing Co., Ltd.	(14,500)	(1,363)	iShares Micro-Cap ETF	(22,215)	(1,660)
Nissan Motor Co., Ltd.	(446,700)	(3,869)	SPDR S&P 500 ETF Trust	(124,129)	(22,117)
Outerwall, Inc.(Æ)	(5,000)	(321)	SPDR S&P Retail ETF	(6,934)	(554)
Yamaha Motor Co., Ltd.	(285,300)	(3,840)	WisdomTree Japan Hedged Equity
Yaskawa Electric Corp.	(207,000)	(2,877)	Fund	(311,400)	(14,514)
		(18,303)	Total Investments in Other Funds - (4.8)%
Consumer Staples - 0.0%			(proceeds $47,716)		(47,041)
Safeway, Inc.	(5,000)	(156)
			Preferred Stocks – (0.3)%
			Volkswagen AG	(21,100)	(3,069)

See accompanying notes which are an integral part of this quarterly report.

248 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($)	Value
or Shares	$

Total Preferred Stocks
(proceeds $3,165)	(3,069)
Total Securities Sold Short
(proceeds $103,164)	(101,254)

Other Assets and Liabilities,
Net - 21.3%	208,842

Net Assets - 100.0%	978,408

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 249

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or Shares	$ $		$
0.7%
Banco Santander Brasil SA	01/17/13	1,750,000	99.99	1,750	1,750
CHS/Community Health Systems, Inc.	01/15/14	745,000	100.00	745	764
Credit Acceptance Corp.	01/16/14	295,000	100.00	295	300
First Data Corp.	01/21/14	325,000	105.86	344	334
First Data Corp.	01/23/14	235,000	104.94	247	242
Harland Escrow Corp.	01/27/14	810,000	100.00	810	806
NRG Energy, Inc.	01/10/14	485,000	100.00	485	486
OFSI Fund V, Ltd.	06/28/13	270,000	96.54	261	266
OHA Loan Funding, Ltd.	06/26/13	250,000	94.38	236	244
Rockies Express Pipeline LLC	01/16/14	390,000	94.03	367	363
Sabine Pass Liquefaction LLC	01/07/14	300,000	99.38	298	299
Sound Point CLO III, Ltd.	07/26/13	470,000	94.80	445	468
VTR Finance BV	01/17/14	250,000	100.00	250	250
					6,572
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

250 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$

Long Positions
Aluminum Futures	65	USD	2,739	03/14	145
Amsterdam Index Futures (Netherlands)	13	EUR	1,004	02/14	(56)
Australia Bank Bill 90 Day Futures (Australia)	554	AUD	550,484	03/14	(15)
Australia Bank Bill 90 Day Futures (Australia)	493	AUD	489,884	06/14	(42)
Australia Government 3 Year Treasury Bond Futures (SFE) (Australia)	384	AUD	41,843	03/14	34
BIST-30 Futures (Turkey)	876	TRY	6,616	02/14	(119)
Brent Crude Oil Futures	22	USD	2,341	02/14	(71)
CAC 40 Index Futures (EOP) (France)	8	EUR	333	02/14	(16)
Cocoa Futures	23	USD	349	03/14	46
Corn Futures	74	USD	1,606	03/14	9
Cotton No 2 Futures	11	USD	472	03/14	(3)
DAX Index Futures (EUX) (Germany)	10	EUR	2,331	03/14	10
Dow Jones E-Mini Futures (CBOT)	34	USD	2,657	03/14	(25)
Euribor Interest Rate Futures (Germany)	80	EUR	19,903	12/15	37
EURO STOXX 50 Index Futures (Germany)	103	EUR	3,109	03/14	(22)
Euro-Bobl Futures (EUX) (Germany)	859	EUR	108,861	03/14	1,181
Euro-Bund Futures (EUX) (Germany)	49	EUR	7,050	03/14	104
Eurodollar Futures (CME)	15	USD	3,740	06/14	—
Eurodollar Futures (CME)	10	USD	2,492	09/14	—
Eurodollar Futures (CME)	503	USD	125,291	12/14	48
Eurodollar Futures (CME)	7	USD	1,742	03/15	—
Euro-Schatz Futures (Germany)	846	EUR	93,606	03/14	183
EuroSwiss Futures (Switzerland)	6	CHF	1,501	09/14	—
FTSE 100 Index Futures (LIF) (United Kingdom)	2	GBP	129	03/14	(8)
FTSE JSE Top 40 Index Futures (South Africa)	38	ZAR	15,415	03/14	(20)
FTSE MIB Index Futures (MIL) (Italy)	34	EUR	3,298	03/14	15
Gas Oil Futures	6	USD	550	02/14	5
Gasoline RBOB Futures	3	USD	332	02/14	(6)
Gold 100 Oz. Futures	36	USD	4,464	02/14	42
IBEX 35 Index Futures (MFI) (Spain)	8	EUR	795	02/14	(32)
Japan Government 10 Year Bond Futures (TSE) (Japan)	54	JPY	7,815,960	03/14	78
Japan Government mini-10 Year Bond Futures (SGX) (Japan)	131	JPY	1,896,487	03/14	91
Lean Hogs Futures	1	USD	38	04/14	2
Live Cattle Futures	8	USD	453	02/14	26
LME Copper Futures	20	USD	3,542	03/14	(88)
LME Lead Futures	3	USD	158	03/14	1
Mexico Bolsa Index Futures (Mexico)	140	MXN	57,338	03/14	(152)
MSCI Taiwan Index Futures (Taiwan)	25	USD	740	02/14	(19)
NASDAQ 100 E-Mini Index Futures (CME)	47	USD	3,303	03/14	33
Natural Gas Futures	41	USD	2,027	02/14	261
New York Harbor ULSD Futures	4	USD	504	02/14	9
Nickel Futures	4	USD	335	03/14	13
NIKKEI 225 Index Futures (CME)	12	JPY	87,660	03/14	(24)
NIKKEI 225 Index Futures (OSE) (Japan)	39	JPY	579,150	03/14	(289)
Platinum Futures	13	USD	894	04/14	(27)
Russell 2000 Mini Index Futures (NYF)	16	USD	1,805	03/14	26
S&P 500 E-Mini Index Futures	72	USD	6,396	03/14	(78)
S&P Midcap 400 E-Mini Index Futures (CME)	14	USD	1,834	03/14	28
S&P TSX 60 Index Futures (Canada)	33	CAD	5,175	03/14	126
SGX CNX Nifty Index Futures (Japan)	5	USD	61	02/14	(1)
Silver Futures	23	USD	2,199	03/14	(81)
Soybean Futures	78	USD	5,003	03/14	(115)
Soybean Meal Futures	41	USD	1,747	03/14	4
Soybean Oil Futures	10	USD	226	03/14	139
SPX Volatility Index Futures (CBOE)	3	USD	53	02/14	10
Swiss Market Index Futures (Switzerland)	20	CHF	1,618	03/14	(60)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 251

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
TAIEX Futures (Taiwan)	8	TWD	13,518	02/14	(7)
Three Month Aluminum Futures	13	USD	541	02/14	(49)
Three Month Aluminum Futures	13	USD	545	03/14	(25)
Three Month Aluminum Futures	21	USD	892	04/14	(34)
Three Month Canada Bankers Acceptance Futures (Canada)	689	CAD	170,105	03/14	(6)
Three Month Canada Bankers Acceptance Futures (Canada)	26	CAD	6,422	06/14	(1)
Three Month Canada Bankers Acceptance Futures (Canada)	50	CAD	12,354	09/14	1
Three Month Canada Bankers Acceptance Futures (Canada)	825	CAD	203,837	12/14	110
Three Month Copper Futures	7	USD	1,243	02/14	20
Three Month Copper Futures	15	USD	2,837	03/14	(1)
Three Month Copper Futures	14	USD	2,474	04/14	(58)
Three Month Euribor Interest Rate Futures (Germany)	29	EUR	7,233	09/14	6
Three Month Euribor Interest Rate Futures (Germany)	1,262	EUR	314,711	12/14	248
Three Month Euribor Interest Rate Futures (Germany)	75	EUR	18,697	03/15	21
Three Month Euribor Interest Rate Futures (Germany)	79	EUR	19,685	06/15	29
Three Month Euribor Interest Rate Futures (Germany)	79	EUR	19,672	09/15	34
Three Month EuroSwiss Interest Rate Futures (Switzerland)	262	CHF	65,539	06/14	16
Three Month Lead Futures	3	USD	106	04/14	(2)
Three Month Nickel Futures	1	USD	251	02/14	5
Three Month Nickel Futures	6	USD	503	04/14	13
Three Month Sterling Interest Rate Futures (United Kingdom)	1,539	GBP	191,336	03/14	(2)
Three Month Sterling Interest Rate Futures (United Kingdom)	227	GBP	28,213	06/14	9
Three Month Sterling Interest Rate Futures (United Kingdom)	836	GBP	103,695	12/14	76
Three Month Zinc Futures	6	USD	491	02/14	19
Three Month Zinc Futures	14	USD	786	03/14	9
Three Month Zinc Futures	6	USD	394	04/14	(6)
TOPIX Index Futures (TSE) (Japan)	28	JPY	340,200	03/14	(112)
United States Treasury 2 Year Note Futures	1,757	USD	386,897	03/14	314
United States Treasury 5 Year Note Futures	226	USD	27,261	03/14	67
United States Treasury Ultra Long-Term Bond Futures	8	USD	1,150	03/14	17
Wheat Futures	162	USD	3,976	03/14	(36)
Wheat Futures	2	USD	56	05/14	(1)
WIG20 Index Futures (Poland)	828	PLN	19,549	03/14	(147)
WTI Crude Futures	26	USD	2,535	02/14	62
Zinc Futures	94	USD	934	03/14	(37)
Short Positions
Aluminum Futures	97	USD	3,960	03/14	(152)
Australia Government 10 Year Treasury Bond Futures (SFE) (Australia)	233	AUD	27,246	03/14	(303)
Brent Crude Oil Futures	45	USD	1,497	02/14	21
Canada Government 10 Year Bond Futures (Canada)	192	CAD	25,235	03/14	(296)
Canola Futures	33	CAD	284	03/14	(15)
Cocoa Futures	24	USD	773	03/14	(26)
Coffee C Futures	10	USD	470	03/14	(58)
Copper High Grade Futures	30	USD	2,398	03/14	48
Corn Futures	151	USD	3,277	03/14	(50)
Cotton No 2 Futures	1	USD	43	03/14	(3)
EURO STOXX 50 Index Futures (Germany)	193	EUR	5,825	03/14	157
Euro-Bund Futures (EUX) (Germany)	63	EUR	9,064	03/14	(92)
Euro-Buxl 30 Year Bond Futures (EUX) (Germany)	5	EUR	641	03/14	(36)
Eurodollar Futures (CME)	49	USD	8,259	03/14	143
Eurodollar Futures (CME)	59	USD	14,633	09/15	(8)
Eurodollar Futures (CME)	120	USD	29,695	12/15	(22)
Eurodollar Futures (CME)	107	USD	26,408	03/16	(18)
Eurodollar Futures (CME)	107	USD	26,334	06/16	(19)
Eurodollar Futures (CME)	116	USD	28,471	09/16	(23)
Eurodollar Futures (CME)	107	USD	26,190	12/16	(23)
Eurodollar Futures (CME)	99	USD	24,170	03/17	(23)
Eurodollar Futures (CME)	116	USD	28,249	06/17	(33)
Eurodollar Futures (CME)	54	USD	13,121	09/17	(21)
FTSE JSE Top 40 Index Futures (South Africa)	130	ZAR	52,735	03/14	66
Gas Oil Futures	8	USD	734	02/14	12

See accompanying notes which are an integral part of this quarterly report.

252 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
Gasoline RBOB Futures	18	USD	1,989	02/14	9
Gold 100 Oz. Futures	36	USD	4,464	02/14	50
Gold 100 Oz. Futures	32	USD	3,967	04/14	6
Hang Seng Index Futures (Hong Kong)	12	HKD	13,205	02/14	7
H-shares Index Futures (Hong Kong)	12	HKD	5,884	02/14	7
Japanese Yen Currency Futures	99	USD	12,097	03/14	(89)
KOSPI 200 Index Futures (KFE) (South Korea)	14	KRW	1,781,500	03/14	(8)
Lean Hogs Futures	16	USD	607	04/14	(17)
Live Cattle Futures	8	USD	453	02/14	(24)
Live Cattle Futures	6	USD	316	06/14	5
Live Cattle Futures	15	USD	779	08/14	14
LME Copper Futures	31	USD	5,489	03/14	(23)
LME Lead Futures	3	USD	158	03/14	—
MSCI Emerging Markets Mini Index Futures (NYL)	198	USD	9,160	03/14	325
MSCI Singapore Index ETS Futures (Singapore)	2	SGD	138	02/14	—
Natural Gas Futures	9	USD	445	02/14	(6)
New York Harbor ULSD Futures	12	USD	1,511	02/14	2
Nickel Futures	9	USD	754	03/14	(18)
NIKKEI 225 Index Futures (SGX) (Japan)	303	JPY	2,249,017	03/14	824
Platinum Futures	33	USD	2,270	04/14	(52)
S&P 500 E-Mini Index Futures	119	USD	10,571	03/14	103
SGX CNX Nifty Index Futures (Japan)	387	USD	4,724	02/14	49
Silver Futures	46	USD	4,398	03/14	175
Soybean Futures	48	USD	3,079	03/14	(14)
Soybean Meal Futures	8	USD	341	03/14	(11)
Soybean Oil Futures	110	USD	2,484	03/14	(1)
Sterling Interest Rate Futures (United Kingdom)	102	GBP	12,547	12/15	(27)
Sugar 11 Futures	256	USD	4,458	02/14	192
Three Month Aluminum Futures	13	USD	541	02/14	49
Three Month Aluminum Futures	13	USD	545	03/14	26
Three Month Aluminum Futures	21	USD	892	04/14	36
Three Month Copper Futures	7	USD	1,243	02/14	(23)
Three Month Copper Futures	16	USD	2,837	03/14	2
Three Month Copper Futures	14	USD	2,474	04/14	57
Three Month Euribor Interest Rate Futures (Germany)	3	EUR	748	06/14	(1)
Three Month EuroSwiss Interest Rate Futures (Switzerland)	19	CHF	4,753	06/14	(3)
Three Month Lead Futures	3	USD	106	04/14	2
Three Month Nickel Futures	1	USD	251	02/14	(2)
Three Month Nickel Futures	6	USD	503	04/14	(15)
Three Month Sterling Interest Rate Futures (United Kingdom)	30	GBP	3,729	06/14	(4)
Three Month Sterling Interest Rate Futures (United Kingdom)	33	GBP	4,099	09/14	(6)
Three Month Sterling Interest Rate Futures (United Kingdom)	56	GBP	6,946	12/14	(13)
Three Month Sterling Interest Rate Futures (United Kingdom)	78	GBP	9,658	03/15	(19)
Three Month Sterling Interest Rate Futures (United Kingdom)	96	GBP	11,862	06/15	(22)
Three Month Sterling Interest Rate Futures (United Kingdom)	100	GBP	12,329	09/15	(22)
Three Month Zinc Futures	6	USD	491	02/14	(19)
Three Month Zinc Futures	14	USD	786	03/14	(10)
Three Month Zinc Futures	6	USD	394	04/14	5
United Kingdom Long Gilt Bond Futures (United Kingdom)	249	GBP	27,487	03/14	(498)
United States Treasury 2 Year Note Futures	15	USD	3,303	03/14	—
United States Treasury 5 Year Note Futures	87	USD	10,494	03/14	(93)
United States Treasury 10 Year Note Futures	339	USD	42,629	03/14	(298)
United States Treasury Long-Term Bond Futures	224	USD	29,925	03/14	(584)
Wheat Futures	169	USD	4,810	03/14	597
Wheat Futures	182	USD	5,080	05/14	31
WTI Crude Futures	31	USD	3,022	02/14	(64)
Zinc Futures	20	USD	983	03/14	(17)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,685

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 253

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price	Amount		Date	$
American Airlines Group, Inc.	Call	25	34.00	USD	3	02/22/14	(2)
Cross Currency Options (AUD/USD)	Call	1	0.90	AUD	14,950	02/14/14	(14)
Cross Currency Options (AUD/USD)	Call	1	0.93	AUD	14,650	04/11/14	(17)
Cross Currency Options (EUR/CHF)	Put	1	1.20	EUR	32,700	10/30/14	(368)
Cross Currency Options (EUR/GBP)	Call	1	0.86	EUR	16,100	02/26/14	(6)
Cross Currency Options (EUR/GBP)	Put	1	0.80	EUR	48,300	02/26/14	(78)
Cross Currency Options (EUR/NOK)	Put	1	8.30	EUR	879	02/07/14	—
Cross Currency Options (EUR/USD)	Put	1	1.30	EUR	29,900	03/20/14	(50)
Cross Currency Options (NOK/SEK)	Put	1	1.04	NOK	45,750	02/07/14	(20)
Cross Currency Options (NOK/SEK)	Put	1	1.03	NOK 143,650		03/13/14	(113)
Cross Currency Options (NOK/SEK)	Put	1	1.03	NOK 116,800		04/15/14	(144)
Cross Currency Options (NZD/USD)	Call	1	0.87	NZD	21,975	04/14/14	(20)
Cross Currency Options (USD/CAD)	Put	1	1.07	USD	14,650	04/14/14	(31)
Cross Currency Options (USD/JPY)	Put	1	100.00	USD	17,200	02/26/14	(61)
Cross Currency Options (USD/JPY)	Put	1	100.50	USD	29,300	03/19/14	(226)
Cross Currency Options (USD/JPY)	Put	1	97.50	USD	18,300	06/09/14	(167)
Cross Currency Options (USD/JPY)	Put	1	90.00	USD	87,900	01/19/15	(832)
Cross Currency Options (USD/KRW)	Call	1	1,085.00	USD	23,920	04/07/14	(367)
Cross Currency Options (USD/MXN)	Call	1	13.50	USD	8,760	02/20/14	(69)
Cross Currency Options (USD/RUB)	Call	1	34.00	USD	879	02/21/14	(33)
Cross Currency Options (USD/TRY)	Call	1	2.15	USD	29,900	03/19/14	(1,981)
EURO STOXX 50 Index	Call	61	3,250.00	EUR	1	02/21/14	(1)
EURO STOXX 50 Index	Call	40	3,300.00	EUR	—	03/21/14	(2)
EURO STOXX 50 Index	Put	61	2,900.00	EUR	1	02/21/14	(19)
EURO STOXX 50 Index	Put	61	3,050.00	EUR	1	02/21/14	(60)
EURO STOXX 50 Index	Put	46	3,100.00	EUR	—	02/21/14	(64)
EURO STOXX 50 Index	Put	136	2,800.00	EUR	1	03/21/14	(50)
EURO STOXX 50 Index	Put	26	3,000.00	EUR	—	03/21/14	(27)
EURO STOXX 50 Index	Put	113	2,000.00	EUR	1	06/20/14	(8)
EURO STOXX 50 Index	Put	464	2,500.00	EUR	5	06/20/14	(181)
EURO STOXX 50 Index	Put	206	2,700.00	EUR	2	06/20/14	(163)
EURO STOXX 50 Index	Put	207	2,000.00	EUR	2	12/19/14	(57)
EURO STOXX 50 Index	Put	207	2,300.00	EUR	2	12/19/14	(126)
Eurodollar Mid-Curve 3-Year Futures (CME)	Call	293	97.75	USD	733	03/14/14	(79)
Fossil Group, Inc.	Call	41	110.00	USD	4	03/22/14	(33)
Micron Technology, Inc.	Call	200	25.00	USD	20	02/07/14	(2)
S&P 500 Index	Call	15	1,850.00	USD	2	02/22/14	(3)
S&P 500 Index	Call	43	900.00	USD	4	06/21/14	(64)
S&P 500 Index	Put	21	1,775.00	USD	2	02/22/14	(53)
S&P 500 Index	Put	18	1,800.00	USD	2	02/22/14	(66)
S&P 500 Index	Put	101	1,150.00	USD	10	06/21/14	(20)
S&P 500 Index	Put	165	1,450.00	USD	17	06/21/14	(176)
S&P 500 Index	Put	8	1,550.00	USD	1	06/21/14	(15)
S&P 500 Index	Put	154	1,600.00	USD	15	06/21/14	(391)
S&P 500 Index	Put	175	450.00	USD	18	12/20/14	(560)
S&P 500 Index	Put	25	1,200.00	USD	3	12/20/14	(25)
S&P 500 Index	Put	149	1,300.00	USD	15	12/20/14	(244)
SGX NIKKEI Futures	Call	45	16,500.00	JPY	23	06/12/14	(57)
SGX NIKKEI Futures	Call	35	18,000.00	JPY	18	12/11/14	(50)
SGX NIKKEI Futures	Put	35	14,500.00	JPY	18	02/14/14	(30)
SGX NIKKEI Futures	Put	43	12,500.00	JPY	22	06/12/14	(43)

See accompanying notes which are an integral part of this quarterly report.

254 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price	Amount		Date	$
SGX NIKKEI Futures	Put	143	13,000.00	JPY	72	06/12/14	(199)
SGX NIKKEI Futures	Put	50	500.00	JPY	25	06/13/14	(97)
SGX NIKKEI Futures	Put	20	10,500.00	JPY	10	12/11/14	(16)
SGX NIKKEI Futures	Put	30	13,000.00	JPY	15	12/12/14	(84)
SGX NIKKEI Futures	Put	103	500.00	JPY	52	06/12/15	(516)
SPX Volatility Index Futures (CBOE)	Put	1,275	15.00	USD	128	02/19/14	(61)
Swaptions
(Fund Receives/Fund Pays)
USD 3 Month LIBOR/USD 4.350%	Call	1	0.00		1,100	08/20/14	(13)
USD 1.000%/USD 3 Month LIBOR	Put	1	0.00		70,000	03/18/14	(1)
USD 2.925%/USD 3 Month LIBOR	Put	1	0.00		22,100	09/05/14	(57)
USD 2.950%/USD 3 Month LIBOR	Put	1	0.00		22,100	09/05/14	(54)
USD 3.625%/USD 3 Month LIBOR	Put	1	0.00		4,700	08/20/14	(31)
USD 3.625%/USD 3 Month LIBOR	Put	1	0.00		4,700	08/26/14	(32)
USD 3.630%/USD 3 Month LIBOR	Put	1	0.00		8,700	03/26/14	(2)
USD 3.700%/USD 3 Month LIBOR	Put	1	0.00		4,700	08/21/14	(27)
USD 4.125%/USD 3 Month LIBOR	Put	2	0.00		2,200	02/17/14	—
Total Liability for Options Written (premiums received $9,470) (å)							(8,458)

Transactions in options written contracts for the period ended January 31, 2014 were as follows:
			Number of	Premiums
			Contracts	Received
Outstanding October 31, 2013				6,063	$ 10,025
Opened				10,910	8,522
Closed				(6,169)	(6,469)
Expired				(5,934)	(2,608)
Outstanding January 31, 2014				4,870	$ 9,470

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Bank of America		USD	94	AUD	107	02/04/14	(1)
Bank of America		USD	3	EUR	2	03/19/14	—
Bank of America		USD	12	EUR	9	03/19/14	—
Bank of America		USD	25	EUR	18	03/19/14	—
Bank of America		USD	37	EUR	27	03/19/14	—
Bank of America		USD	58	EUR	43	03/19/14	—
Bank of America		USD	92	EUR	68	03/19/14	(1)
Bank of America		USD	35	MXN	457	03/06/14	(1)
Bank of America		USD	1,546	NZD	1,869	02/04/14	(35)
Bank of America		AUD	123	USD	109	02/04/14	1
Bank of America		EUR	27	USD	37	02/04/14	—
Bank of America		EUR	3	USD	4	03/19/14	—
Bank of America		EUR	8	USD	11	03/19/14	—
Bank of America		EUR	30	USD	41	03/19/14	—
Bank of America		EUR	33	USD	45	03/19/14	1
Bank of America		EUR	58	USD	78	03/19/14	—
Bank of America		EUR	80	USD	109	03/19/14	1
Bank of America		EUR	119	USD	162	03/19/14	2
Bank of America		EUR	126	USD	171	03/19/14	1
Bank of America		EUR	137	USD	188	03/19/14	3
Bank of America		NZD	1,869	USD	1,543	03/04/14	35
Barclays		USD	1,316	AUD	1,495	03/19/14	(11)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 255

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Barclays	USD	1,317	AUD	1,465	03/19/14	(39)
Barclays	USD	2,618	AUD	2,930	03/19/14	(61)
Barclays	USD	2,620	AUD	2,930	03/19/14	(63)
Barclays	USD	112	BRL	266	02/04/14	(2)
Barclays	USD	2,920	CAD	3,214	03/19/14	(37)
Barclays	USD	1,733	CHF	1,532	03/19/14	(42)
Barclays	USD	8,390	CZK	167,491	03/19/14	(184)
Barclays	USD	4,071	EUR	2,990	03/19/14	(38)
Barclays	USD	6,240	HUF	1,399,220	03/19/14	(215)
Barclays	USD	2,900	IDR 35,263,876		02/27/14	(23)
Barclays	USD	3,120	INR	196,559	02/28/14	—
Barclays	USD	4,317	JPY	444,440	03/19/14	34
Barclays	USD	5,800	JPY	595,500	03/19/14	30
Barclays	USD	5,980	JPY	622,267	03/19/14	112
Barclays	USD	6,240	JPY	640,450	03/19/14	30
Barclays	USD	6,240	JPY	637,756	03/19/14	3
Barclays	USD	1,540	MXN	20,513	02/04/14	(6)
Barclays	USD	2,930	MXN	38,300	02/10/14	(67)
Barclays	USD	1,540	MXN	20,692	03/19/14	2
Barclays	USD	6,160	MXN	82,797	03/19/14	10
Barclays	USD	2,990	NOK	18,585	03/19/14	(34)
Barclays	USD	4,347	NOK	26,784	03/19/14	(87)
Barclays	USD	1,214	NZD	1,495	03/19/14	(9)
Barclays	USD	1,225	NZD	1,495	03/19/14	(20)
Barclays	USD	2,406	NZD	2,920	03/19/14	(52)
Barclays	USD	2,429	NZD	2,930	03/19/14	(67)
Barclays	USD	2,003	PLN	6,125	03/19/14	(66)
Barclays	USD	1,436	TRY	3,186	03/19/14	(44)
Barclays	USD	2,930	TRY	6,452	03/19/14	(112)
Barclays	USD	3,120	TRY	7,029	03/19/14	(50)
Barclays	USD	1,460	ZAR	15,937	03/19/14	(35)
Barclays	USD	2,930	ZAR	31,717	03/19/14	(94)
Barclays	AUD	3,040	JPY	278,017	03/19/14	69
Barclays	AUD	2,900	JPY	257,021	03/20/14	(14)
Barclays	AUD	2,900	USD	2,512	03/19/14	(19)
Barclays	AUD	2,900	USD	2,514	03/19/14	(16)
Barclays	AUD	5,563	USD	4,940	03/19/14	86
Barclays	BRL	266	USD	110	02/04/14	(1)
Barclays	BRL	7,625	USD	3,120	02/04/14	(40)
Barclays	BRL	266	USD	111	03/06/14	2
Barclays	BRL	20,893	USD	8,790	03/19/14	231
Barclays	CAD	4,818	USD	4,380	03/19/14	59
Barclays	CAD	581	USD	537	03/20/14	16
Barclays	EUR	18,240	CHF	22,236	03/19/14	(67)
Barclays	EUR	1,794	CZK	49,324	03/19/14	(2)
Barclays	EUR	2,930	GBP	2,424	03/19/14	33
Barclays	EUR	2,930	JPY	414,215	03/19/14	103
Barclays	EUR	2,930	NOK	24,431	03/19/14	(66)
Barclays	EUR	3,040	NOK	25,791	03/19/14	2
Barclays	EUR	7,600	SEK	68,809	03/19/14	245
Barclays	EUR	2,900	USD	3,955	03/19/14	43
Barclays	EUR	2,990	USD	4,073	03/19/14	41
Barclays	EUR	6,080	USD	8,378	03/19/14	178
Barclays	GBP	1,129	USD	1,847	03/12/14	(8)
Barclays	GBP	3,222	USD	5,252	03/19/14	(43)
Barclays	HUF	642,343	USD	2,930	03/19/14	164
Barclays	HUF	833,895	USD	3,800	03/19/14	209
Barclays	HUF	1,299,374	USD	5,800	03/19/14	204

See accompanying notes which are an integral part of this quarterly report.

256 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Barclays	JPY	272,398	AUD	2,990	03/19/14	(58)
Barclays	JPY	18,100	USD	173	02/18/14	(4)
Barclays	JPY	150,040	USD	1,450	03/19/14	(19)
Barclays	JPY	188,311	USD	1,830	03/19/14	(14)
Barclays	JPY	188,313	USD	1,830	03/19/14	(14)
Barclays	JPY	312,063	USD	2,990	03/19/14	(65)
Barclays	MXN	20,619	USD	1,540	02/04/14	(2)
Barclays	MXN	78,538	USD	5,800	03/19/14	(53)
Barclays	NZD	5,928	USD	4,861	03/19/14	83
Barclays	PLN	8,497	USD	2,781	03/19/14	93
Barclays	RON	25,533	USD	7,700	02/03/14	45
Barclays	RUB	109,987	USD	3,080	03/19/14	(21)
Barclays	RUB	218,619	USD	6,160	03/19/14	(3)
Barclays	RUB	219,020	USD	6,160	03/19/14	(15)
Barclays	SEK	64,642	EUR	7,325	03/19/14	20
Barclays	TRY	6,695	USD	2,900	03/18/14	(26)
Barclays	ZAR	32,123	USD	2,920	03/19/14	48
Barclays	ZAR	35,129	USD	3,120	03/19/14	(21)
Barclays	ZAR	125,477	USD	11,978	03/19/14	759
BNP Paribas	USD	1,189	JPY	124,800	02/18/14	32
BNP Paribas	USD	12,616	MXN	164,014	03/19/14	(394)
BNP Paribas	USD	6,440	PEN	18,222	02/21/14	(14)
Citigroup	USD	83	AUD	95	03/04/14	—
Citigroup	USD	7,698	AUD	8,790	03/19/14	(27)
Citigroup	USD	537	CAD	596	03/20/14	(2)
Citigroup	USD	5,840	CHF	5,310	03/19/14	19
Citigroup	USD	1,976	EUR	1,460	03/19/14	(7)
Citigroup	USD	8,010	EUR	5,860	03/19/14	(106)
Citigroup	USD	2,456	GBP	1,495	03/19/14	1
Citigroup	USD	6,240	JPY	639,390	03/19/14	19
Citigroup	USD	8,790	JPY	907,809	03/19/14	97
Citigroup	USD	1,460	MXN	19,544	03/19/14	(4)
Citigroup	USD	1,460	MXN	19,509	03/19/14	(6)
Citigroup	USD	1,465	MXN	19,299	03/19/14	(27)
Citigroup	USD	2,920	MXN	39,092	03/19/14	(7)
Citigroup	USD	2,920	MXN	39,091	03/19/14	(7)
Citigroup	USD	2,189	PLN	6,672	03/19/14	(78)
Citigroup	USD	1,540	RON	5,107	02/03/14	(9)
Citigroup	USD	6,160	RON	20,427	02/03/14	(36)
Citigroup	USD	7,250	TRY	17,120	03/19/14	229
Citigroup	USD	1,560	ZAR	17,561	03/19/14	10
Citigroup	USD	5,800	ZAR	65,042	03/19/14	15
Citigroup	AUD	2,920	USD	2,561	03/19/14	13
Citigroup	AUD	8,760	USD	7,688	03/19/14	44
Citigroup	CAD	6	USD	5	03/20/14	—
Citigroup	CAD	231	USD	214	03/20/14	6
Citigroup	EUR	3,120	JPY	434,545	03/19/14	46
Citigroup	EUR	1,520	MXN	27,230	03/19/14	(21)
Citigroup	EUR	3,040	PLN	12,768	03/19/14	(61)
Citigroup	EUR	6,611	USD	9,101	02/04/14	185
Citigroup	HUF	1,301,586	USD	5,860	03/19/14	255
Citigroup	ILS	10,913	USD	3,120	03/19/14	18
Citigroup	INR	394,057	USD	6,240	02/28/14	(14)
Citigroup	JPY	431,464	EUR	3,040	03/19/14	(124)
Citigroup	MXN	78,535	USD	5,800	03/19/14	(52)
Citigroup	PLN	4,591	USD	1,495	03/19/14	43
Citigroup	PLN	9,011	USD	2,930	03/19/14	79
Citigroup	RON	5,133	USD	1,540	03/19/14	9

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 257

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Citigroup	RON	20,510	USD	6,160	03/19/14	43
Citigroup	THB	206,982	USD	6,240	03/19/14	(15)
Citigroup	TRY	7,136	USD	3,120	03/19/14	3
Citigroup	ZAR	17,350	USD	1,560	03/19/14	9
Citigroup	ZAR	35,127	USD	3,120	03/19/14	(21)
Credit Suisse	USD	4	AUD	5	03/19/14	—
Credit Suisse	USD	18	AUD	20	03/19/14	—
Credit Suisse	USD	101	AUD	116	03/19/14	—
Credit Suisse	USD	752	AUD	838	03/19/14	(21)
Credit Suisse	USD	796	AUD	890	03/19/14	(20)
Credit Suisse	USD	2,343	AUD	2,636	03/19/14	(42)
Credit Suisse	USD	68	BRL	165	03/19/14	(1)
Credit Suisse	USD	224	BRL	540	03/19/14	(3)
Credit Suisse	USD	68	CAD	75	03/19/14	(1)
Credit Suisse	USD	1,082	CAD	1,158	03/19/14	(44)
Credit Suisse	USD	3,732	CAD	3,971	03/19/14	(170)
Credit Suisse	USD	9	CHF	9	03/19/14	—
Credit Suisse	USD	268	CZK	5,400	03/19/14	(3)
Credit Suisse	USD	8,863	EUR	6,488	02/04/14	(111)
Credit Suisse	USD	16	EUR	12	03/19/14	—
Credit Suisse	USD	147	EUR	108	03/19/14	(2)
Credit Suisse	USD	193	EUR	143	03/19/14	(1)
Credit Suisse	USD	202	EUR	148	03/19/14	(3)
Credit Suisse	USD	288	EUR	212	03/19/14	(2)
Credit Suisse	USD	499	EUR	362	03/19/14	(11)
Credit Suisse	USD	961	EUR	706	03/19/14	(9)
Credit Suisse	USD	1,352	EUR	991	03/19/14	(16)
Credit Suisse	USD	1,924	EUR	1,416	03/19/14	(14)
Credit Suisse	USD	3,835	EUR	2,814	03/19/14	(40)
Credit Suisse	USD	4,295	EUR	3,118	03/19/14	(90)
Credit Suisse	USD	7,078	EUR	5,177	03/19/14	(96)
Credit Suisse	USD	11,993	EUR	8,725	03/19/14	(225)
Credit Suisse	USD	13,631	EUR	10,034	03/19/14	(97)
Credit Suisse	USD	7	GBP	4	03/19/14	—
Credit Suisse	USD	31	GBP	19	03/19/14	—
Credit Suisse	USD	57	GBP	35	03/19/14	—
Credit Suisse	USD	66	GBP	40	03/19/14	—
Credit Suisse	USD	81	GBP	50	03/19/14	—
Credit Suisse	USD	288	GBP	174	03/19/14	(3)
Credit Suisse	USD	305	GBP	187	03/19/14	2
Credit Suisse	USD	336	GBP	202	03/19/14	(4)
Credit Suisse	USD	404	GBP	246	03/19/14	—
Credit Suisse	USD	473	GBP	290	03/19/14	3
Credit Suisse	USD	565	GBP	346	03/19/14	4
Credit Suisse	USD	574	GBP	350	03/19/14	—
Credit Suisse	USD	704	GBP	431	03/19/14	4
Credit Suisse	USD	706	GBP	431	03/19/14	2
Credit Suisse	USD	777	GBP	472	03/19/14	(1)
Credit Suisse	USD	1,846	GBP	1,127	03/19/14	5
Credit Suisse	USD	2,035	GBP	1,226	03/19/14	(20)
Credit Suisse	USD	2,118	GBP	1,288	03/19/14	(2)
Credit Suisse	USD	2,904	GBP	1,773	03/19/14	8
Credit Suisse	USD	3,043	GBP	1,835	03/19/14	(28)
Credit Suisse	USD	9	HUF	2,000	03/19/14	(1)
Credit Suisse	USD	35	HUF	7,741	03/19/14	(1)
Credit Suisse	USD	35	HUF	7,741	03/19/14	(1)
Credit Suisse	USD	102	HUF	22,500	03/19/14	(5)
Credit Suisse	USD	134	HUF	29,519	03/19/14	(7)

See accompanying notes which are an integral part of this quarterly report.

258 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Credit Suisse	USD	180	HUF	39,500	03/19/14	(10)
Credit Suisse	USD	29	IDR	350,000	03/19/14	(1)
Credit Suisse	USD	19	ILS	65	03/19/14	—
Credit Suisse	USD	123	ILS	430	03/19/14	(1)
Credit Suisse	USD	165	ILS	584	03/19/14	1
Credit Suisse	USD	178	ILS	625	03/19/14	(1)
Credit Suisse	USD	561	ILS	1,980	03/19/14	1
Credit Suisse	USD	644	ILS	2,256	03/19/14	(3)
Credit Suisse	USD	16	INR	1,000	03/19/14	—
Credit Suisse	USD	112	INR	7,000	03/19/14	(2)
Credit Suisse	USD	113	INR	7,000	03/19/14	(2)
Credit Suisse	USD	128	INR	8,000	03/19/14	(2)
Credit Suisse	USD	152	INR	9,500	03/19/14	(2)
Credit Suisse	USD	262	INR	16,500	03/19/14	(1)
Credit Suisse	USD	5	JPY	500	03/19/14	—
Credit Suisse	USD	172	JPY	18,000	03/19/14	4
Credit Suisse	USD	217	JPY	22,318	03/19/14	1
Credit Suisse	USD	231	JPY	24,000	03/19/14	4
Credit Suisse	USD	391	JPY	40,128	03/19/14	2
Credit Suisse	USD	491	JPY	50,546	03/19/14	4
Credit Suisse	USD	593	JPY	61,330	03/19/14	7
Credit Suisse	USD	683	JPY	69,920	03/19/14	2
Credit Suisse	USD	897	JPY	91,874	03/19/14	3
Credit Suisse	USD	915	JPY	93,775	03/19/14	3
Credit Suisse	USD	1,411	JPY	144,635	03/19/14	5
Credit Suisse	USD	1,572	JPY	162,715	03/19/14	21
Credit Suisse	USD	9,366	JPY	976,988	03/19/14	199
Credit Suisse	USD	5	KRW	5,000	03/19/14	—
Credit Suisse	USD	37	KRW	40,000	03/19/14	—
Credit Suisse	USD	42	KRW	45,000	03/19/14	—
Credit Suisse	USD	158	KRW	170,000	03/19/14	—
Credit Suisse	USD	476	KRW	508,252	03/19/14	(3)
Credit Suisse	USD	754	KRW	805,000	03/19/14	(4)
Credit Suisse	USD	2,316	KRW 2,451,748		03/19/14	(31)
Credit Suisse	USD	30	MXN	400	03/19/14	—
Credit Suisse	USD	309	MXN	4,050	03/19/14	(8)
Credit Suisse	USD	396	MXN	5,150	03/19/14	(12)
Credit Suisse	USD	461	MXN	6,150	03/19/14	(3)
Credit Suisse	USD	5	MYR	15	03/19/14	—
Credit Suisse	USD	5	MYR	15	03/19/14	—
Credit Suisse	USD	8	MYR	25	03/19/14	—
Credit Suisse	USD	726	NOK	4,496	03/19/14	(11)
Credit Suisse	USD	1,114	NOK	6,863	03/19/14	(23)
Credit Suisse	USD	61	NZD	74	03/19/14	(1)
Credit Suisse	USD	264	NZD	320	03/19/14	(7)
Credit Suisse	USD	382	NZD	460	03/19/14	(12)
Credit Suisse	USD	692	NZD	839	03/19/14	(16)
Credit Suisse	USD	1,447	NZD	1,777	03/19/14	(14)
Credit Suisse	USD	1,700	NZD	2,087	03/19/14	(18)
Credit Suisse	USD	4,343	NZD	5,279	03/19/14	(88)
Credit Suisse	USD	64	PHP	2,900	03/19/14	—
Credit Suisse	USD	87	PHP	3,950	03/19/14	—
Credit Suisse	USD	57	PLN	175	03/19/14	(2)
Credit Suisse	USD	98	PLN	305	03/19/14	(1)
Credit Suisse	USD	137	PLN	420	03/19/14	(5)
Credit Suisse	USD	168	PLN	521	03/19/14	(4)
Credit Suisse	USD	211	PLN	657	03/19/14	(3)
Credit Suisse	USD	221	PLN	675	03/19/14	(7)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 259

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Credit Suisse	USD	641	PLN	1,995	03/19/14	(10)
Credit Suisse	USD	813	PLN	2,487	03/19/14	(26)
Credit Suisse	USD	34	RUB	1,200	03/19/14	—
Credit Suisse	USD	38	RUB	1,350	03/19/14	—
Credit Suisse	USD	51	RUB	1,695	03/19/14	(3)
Credit Suisse	USD	413	RUB	13,900	03/19/14	(21)
Credit Suisse	USD	25	SEK	167	03/19/14	—
Credit Suisse	USD	30	SEK	192	03/19/14	—
Credit Suisse	USD	176	SEK	1,151	03/19/14	—
Credit Suisse	USD	191	SEK	1,238	03/19/14	(2)
Credit Suisse	USD	226	SEK	1,457	03/19/14	(4)
Credit Suisse	USD	256	SEK	1,659	03/19/14	(3)
Credit Suisse	USD	296	SEK	1,908	03/19/14	(5)
Credit Suisse	USD	341	SEK	2,223	03/19/14	(2)
Credit Suisse	USD	570	SEK	3,715	03/19/14	(4)
Credit Suisse	USD	610	SEK	3,974	03/19/14	(4)
Credit Suisse	USD	612	SEK	3,959	03/19/14	(8)
Credit Suisse	USD	841	SEK	5,437	03/19/14	(12)
Credit Suisse	USD	16	SGD	20	03/19/14	—
Credit Suisse	USD	244	SGD	305	03/19/14	(5)
Credit Suisse	USD	263	SGD	330	03/19/14	(4)
Credit Suisse	USD	872	SGD	1,090	03/19/14	(19)
Credit Suisse	USD	2	TRY	5	03/19/14	—
Credit Suisse	USD	30	TRY	70	03/19/14	—
Credit Suisse	USD	100	TRY	235	03/19/14	3
Credit Suisse	USD	523	TRY	1,155	03/19/14	(19)
Credit Suisse	USD	63	TWD	1,839	03/19/14	(2)
Credit Suisse	USD	155	TWD	4,650	03/19/14	(1)
Credit Suisse	USD	203	TWD	5,961	03/19/14	(6)
Credit Suisse	AUD	5	USD	4	03/19/14	—
Credit Suisse	AUD	10	USD	9	03/19/14	—
Credit Suisse	AUD	20	USD	18	03/19/14	—
Credit Suisse	AUD	66	USD	57	03/19/14	—
Credit Suisse	AUD	131	USD	115	03/19/14	1
Credit Suisse	AUD	176	USD	156	03/19/14	2
Credit Suisse	AUD	255	USD	224	03/19/14	2
Credit Suisse	AUD	275	USD	244	03/19/14	4
Credit Suisse	AUD	282	USD	249	03/19/14	4
Credit Suisse	AUD	358	USD	316	03/19/14	4
Credit Suisse	AUD	417	USD	361	03/19/14	(3)
Credit Suisse	AUD	534	USD	468	03/19/14	2
Credit Suisse	AUD	1,002	USD	877	03/19/14	3
Credit Suisse	AUD	1,244	USD	1,126	03/19/14	41
Credit Suisse	AUD	3,394	USD	3,073	03/19/14	113
Credit Suisse	AUD	3,489	USD	3,053	03/19/14	9
Credit Suisse	AUD	3,687	USD	3,332	03/19/14	115
Credit Suisse	BRL	15	USD	6	03/19/14	—
Credit Suisse	BRL	20	USD	8	03/19/14	—
Credit Suisse	BRL	45	USD	19	03/19/14	—
Credit Suisse	BRL	105	USD	44	03/19/14	1
Credit Suisse	BRL	195	USD	81	03/19/14	1
Credit Suisse	BRL	250	USD	104	03/19/14	2
Credit Suisse	BRL	290	USD	120	03/19/14	1
Credit Suisse	BRL	360	USD	148	03/19/14	1
Credit Suisse	BRL	370	USD	152	03/19/14	1
Credit Suisse	BRL	545	USD	221	03/19/14	(3)
Credit Suisse	CAD	8	USD	7	03/19/14	—
Credit Suisse	CAD	82	USD	75	03/19/14	1

See accompanying notes which are an integral part of this quarterly report.

260 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Credit Suisse	CAD	100	USD	92	03/19/14
Credit Suisse	CAD	235	USD	210	03/19/14	(1)
Credit Suisse	CAD	321	USD	298	03/19/14	11
Credit Suisse	CAD	327	USD	298	03/19/14
Credit Suisse	CAD	485	USD	453	03/19/14	19
Credit Suisse	CAD	485	USD	452	03/19/14	17
Credit Suisse	CAD	513	USD	479	03/19/14	19
Credit Suisse	CAD	558	USD	502	03/19/14
Credit Suisse	CAD	599	USD	551	03/19/14	13
Credit Suisse	CAD	609	USD	560	03/19/14	14
Credit Suisse	CAD	613	USD	561	03/19/14	12
Credit Suisse	CAD	660	USD	604	03/19/14	12
Credit Suisse	CAD	675	USD	632	03/19/14	27
Credit Suisse	CAD	737	USD	660	03/19/14	(1)
Credit Suisse	CAD	1,474	USD	1,383	03/19/14	61
Credit Suisse	CAD	1,583	USD	1,489	03/19/14	70
Credit Suisse	CAD	3,068	USD	2,873	03/19/14	122
Credit Suisse	CAD	3,433	USD	3,072	03/19/14	(7)
Credit Suisse	CLP	5,000	USD	9	03/19/14	—
Credit Suisse	CLP	30,000	USD	56	03/19/14
Credit Suisse	CLP	48,500	USD	90	03/19/14
Credit Suisse	CLP	55,000	USD	102	03/19/14
Credit Suisse	CLP	105,000	USD	195	03/19/14
Credit Suisse	COP	30,000	USD	15	03/19/14	—
Credit Suisse	COP	55,000	USD	28	03/19/14
Credit Suisse	COP	60,000	USD	31	03/19/14
Credit Suisse	COP	100,000	USD	51	03/19/14
Credit Suisse	COP	145,000	USD	74	03/19/14
Credit Suisse	COP	225,000	USD	111	03/19/14	—
Credit Suisse	CZK	700	USD	34	03/19/14	—
Credit Suisse	CZK	750	USD	38	03/19/14
Credit Suisse	CZK	2,050	USD	101	03/19/14	—
Credit Suisse	CZK	5,250	USD	261	03/19/14
Credit Suisse	CZK	13,150	USD	657	03/19/14	12
Credit Suisse	EUR	6,488	USD	8,862	03/04/14	113
Credit Suisse	EUR	57	USD	78	03/19/14
Credit Suisse	EUR	70	USD	95	03/19/14
Credit Suisse	EUR	125	USD	171	03/19/14
Credit Suisse	EUR	173	USD	235	03/19/14
Credit Suisse	EUR	199	USD	272	03/19/14
Credit Suisse	EUR	211	USD	289	03/19/14
Credit Suisse	EUR	232	USD	317	03/19/14
Credit Suisse	EUR	265	USD	361	03/19/14
Credit Suisse	EUR	392	USD	535	03/19/14
Credit Suisse	EUR	418	USD	569	03/19/14
Credit Suisse	EUR	547	USD	744	03/19/14
Credit Suisse	EUR	4,443	USD	6,051	03/19/14	60
Credit Suisse	EUR	6,432	USD	8,765	03/19/14	91
Credit Suisse	GBP	45	USD	73	03/19/14	(1)
Credit Suisse	GBP	45	USD	74	03/19/14	—
Credit Suisse	GBP	50	USD	82	03/19/14	(1)
Credit Suisse	GBP	50	USD	82	03/19/14	—
Credit Suisse	GBP	70	USD	115	03/19/14	—
Credit Suisse	GBP	225	USD	366	03/19/14	(3)
Credit Suisse	GBP	247	USD	404	03/19/14	(1)
Credit Suisse	GBP	891	USD	1,461	03/19/14	(4)
Credit Suisse	GBP	1,106	USD	1,812	03/19/14	(5)
Credit Suisse	HKD	10	USD	1	03/19/14	—

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 261

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Credit Suisse	HUF	3,000	USD	14	03/19/14	1
Credit Suisse	HUF	4,000	USD	18	03/19/14	1
Credit Suisse	HUF	11,500	USD	52	03/19/14	2
Credit Suisse	HUF	14,500	USD	65	03/19/14	2
Credit Suisse	HUF	22,500	USD	100	03/19/14	3
Credit Suisse	HUF	23,000	USD	103	03/19/14	4
Credit Suisse	HUF	29,500	USD	131	03/19/14	4
Credit Suisse	HUF	35,000	USD	158	03/19/14	7
Credit Suisse	HUF	47,500	USD	213	03/19/14	8
Credit Suisse	IDR	6,000,000	USD	487	03/19/14	(1)
Credit Suisse	ILS	90	USD	26	03/19/14	—
Credit Suisse	ILS	155	USD	44	03/19/14	—
Credit Suisse	ILS	155	USD	44	03/19/14	—
Credit Suisse	ILS	360	USD	103	03/19/14	—
Credit Suisse	ILS	1,680	USD	480	03/19/14	2
Credit Suisse	INR	1,500	USD	24	03/19/14	—
Credit Suisse	INR	2,000	USD	32	03/19/14	—
Credit Suisse	INR	2,000	USD	31	03/19/14	—
Credit Suisse	INR	4,500	USD	71	03/19/14	—
Credit Suisse	INR	7,000	USD	110	03/19/14	—
Credit Suisse	INR	9,500	USD	151	03/19/14	1
Credit Suisse	INR	11,000	USD	176	03/19/14	2
Credit Suisse	INR	16,500	USD	259	03/19/14	(2)
Credit Suisse	INR	31,000	USD	494	03/19/14	4
Credit Suisse	INR	37,650	USD	601	03/19/14	6
Credit Suisse	JPY	71,600	USD	699	02/18/14	(2)
Credit Suisse	JPY	552	USD	5	03/19/14	—
Credit Suisse	JPY	1,416	USD	14	03/19/14	—
Credit Suisse	JPY	3,372	USD	32	03/19/14	(1)
Credit Suisse	JPY	5,632	USD	54	03/19/14	(1)
Credit Suisse	JPY	14,190	USD	136	03/19/14	(3)
Credit Suisse	JPY	35,074	USD	334	03/19/14	(9)
Credit Suisse	JPY	45,366	USD	437	03/19/14	(8)
Credit Suisse	JPY	75,080	USD	720	03/19/14	(15)
Credit Suisse	JPY	344,008	USD	3,358	03/19/14	(10)
Credit Suisse	JPY	519,257	USD	5,033	03/19/14	(50)
Credit Suisse	JPY	1,079,013	USD	10,499	03/19/14	(64)
Credit Suisse	JPY	1,974,460	USD	19,184	03/19/14	(145)
Credit Suisse	KRW	10,000	USD	9	03/19/14	—
Credit Suisse	KRW	25,000	USD	23	03/19/14	—
Credit Suisse	KRW	30,000	USD	28	03/19/14	—
Credit Suisse	KRW	30,000	USD	28	03/19/14	—
Credit Suisse	KRW	30,000	USD	28	03/19/14	—
Credit Suisse	KRW	60,000	USD	56	03/19/14	—
Credit Suisse	KRW	60,000	USD	56	03/19/14	—
Credit Suisse	KRW	145,000	USD	136	03/19/14	—
Credit Suisse	KRW	240,000	USD	224	03/19/14	1
Credit Suisse	KRW	245,000	USD	228	03/19/14	(1)
Credit Suisse	KRW	280,000	USD	259	03/19/14	(2)
Credit Suisse	KRW 1,090,000		USD	1,016	03/19/14	—
Credit Suisse	MXN	200	USD	15	03/19/14	—
Credit Suisse	MXN	250	USD	19	03/19/14	—
Credit Suisse	MXN	750	USD	57	03/19/14	1
Credit Suisse	MXN	1,000	USD	76	03/19/14	2
Credit Suisse	MXN	1,050	USD	77	03/19/14	(1)
Credit Suisse	MXN	1,050	USD	79	03/19/14	—
Credit Suisse	MXN	1,150	USD	87	03/19/14	1
Credit Suisse	MXN	1,500	USD	115	03/19/14	3

See accompanying notes which are an integral part of this quarterly report.

262 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Credit Suisse	MXN	1,650	USD	126	03/19/14	3
Credit Suisse	MXN	2,500	USD	191	03/19/14	5
Credit Suisse	MXN	3,000	USD	225	03/19/14	1
Credit Suisse	MXN	5,200	USD	388	03/19/14	—
Credit Suisse	MXN	5,300	USD	395	03/19/14	—
Credit Suisse	MYR	5	USD	2	03/19/14	—
Credit Suisse	MYR	10	USD	3	03/19/14	—
Credit Suisse	MYR	25	USD	8	03/19/14	—
Credit Suisse	MYR	25	USD	8	03/19/14	—
Credit Suisse	MYR	25	USD	8	03/19/14	—
Credit Suisse	MYR	305	USD	93	03/19/14	2
Credit Suisse	MYR	480	USD	149	03/19/14	5
Credit Suisse	MYR	590	USD	182	03/19/14	7
Credit Suisse	MYR	620	USD	190	03/19/14	5
Credit Suisse	NOK	54	USD	9	03/19/14	—
Credit Suisse	NOK	243	USD	39	03/19/14	1
Credit Suisse	NOK	1,367	USD	221	03/19/14	3
Credit Suisse	NOK	1,390	USD	225	03/19/14	4
Credit Suisse	NOK	2,802	USD	456	03/19/14	11
Credit Suisse	NOK	3,143	USD	505	03/19/14	5
Credit Suisse	NOK	4,259	USD	678	03/19/14	1
Credit Suisse	NOK	4,470	USD	725	03/19/14	15
Credit Suisse	NOK	5,372	USD	876	03/19/14	22
Credit Suisse	NOK	6,722	USD	1,090	03/19/14	21
Credit Suisse	NOK	15,882	USD	2,574	03/19/14	48
Credit Suisse	NOK	17,027	USD	2,765	03/19/14	57
Credit Suisse	NZD	166	USD	135	03/19/14	1
Credit Suisse	NZD	227	USD	186	03/19/14	3
Credit Suisse	NZD	283	USD	230	03/19/14	3
Credit Suisse	NZD	454	USD	374	03/19/14	8
Credit Suisse	NZD	504	USD	409	03/19/14	3
Credit Suisse	NZD	561	USD	461	03/19/14	9
Credit Suisse	NZD	632	USD	520	03/19/14	11
Credit Suisse	NZD	1,360	USD	1,114	03/19/14	18
Credit Suisse	PHP	700	USD	16	03/19/14	—
Credit Suisse	PHP	950	USD	21	03/19/14	—
Credit Suisse	PHP	4,250	USD	96	03/19/14	2
Credit Suisse	PHP	7,250	USD	160	03/19/14	—
Credit Suisse	PHP	8,050	USD	182	03/19/14	4
Credit Suisse	PHP	8,850	USD	200	03/19/14	5
Credit Suisse	PHP	27,250	USD	617	03/19/14	16
Credit Suisse	PLN	60	USD	20	03/19/14	1
Credit Suisse	PLN	100	USD	32	03/19/14	—
Credit Suisse	PLN	125	USD	41	03/19/14	1
Credit Suisse	PLN	130	USD	42	03/19/14	1
Credit Suisse	PLN	145	USD	47	03/19/14	1
Credit Suisse	PLN	335	USD	109	03/19/14	3
Credit Suisse	PLN	345	USD	112	03/19/14	3
Credit Suisse	PLN	410	USD	133	03/19/14	3
Credit Suisse	PLN	650	USD	212	03/19/14	6
Credit Suisse	PLN	2,735	USD	889	03/19/14	24
Credit Suisse	RUB	250	USD	7	03/19/14	—
Credit Suisse	RUB	450	USD	13	03/19/14	1
Credit Suisse	RUB	500	USD	14	03/19/14	—
Credit Suisse	RUB	1,250	USD	37	03/19/14	2
Credit Suisse	RUB	1,500	USD	44	03/19/14	2
Credit Suisse	RUB	1,850	USD	55	03/19/14	3
Credit Suisse	RUB	2,150	USD	65	03/19/14	4

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 263

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Credit Suisse	RUB	3,111	USD	93	03/19/14	5
Credit Suisse	RUB	3,750	USD	111	03/19/14	6
Credit Suisse	RUB	4,650	USD	139	03/19/14	8
Credit Suisse	RUB	6,450	USD	191	03/19/14	9
Credit Suisse	RUB	6,750	USD	196	03/19/14	6
Credit Suisse	RUB	11,550	USD	341	03/19/14	16
Credit Suisse	RUB	16,600	USD	469	03/19/14	1
Credit Suisse	RUB	21,450	USD	634	03/19/14	29
Credit Suisse	SEK	620	USD	96	03/19/14	1
Credit Suisse	SEK	797	USD	121	03/19/14	—
Credit Suisse	SEK	2,095	USD	320	03/19/14	1
Credit Suisse	SEK	2,371	USD	363	03/19/14	1
Credit Suisse	SEK	3,429	USD	525	03/19/14	2
Credit Suisse	SEK	4,052	USD	620	03/19/14	2
Credit Suisse	SEK	4,412	USD	677	03/19/14	4
Credit Suisse	SEK	9,848	USD	1,503	03/19/14	1
Credit Suisse	SGD	10	USD	8	03/19/14	—
Credit Suisse	SGD	20	USD	16	03/19/14	—
Credit Suisse	SGD	35	USD	28	03/19/14	—
Credit Suisse	SGD	35	USD	28	03/19/14	—
Credit Suisse	SGD	80	USD	63	03/19/14	—
Credit Suisse	SGD	95	USD	75	03/19/14	—
Credit Suisse	SGD	140	USD	111	03/19/14	1
Credit Suisse	SGD	150	USD	118	03/19/14	1
Credit Suisse	SGD	155	USD	121	03/19/14	—
Credit Suisse	SGD	280	USD	221	03/19/14	2
Credit Suisse	SGD	325	USD	256	03/19/14	2
Credit Suisse	SGD	350	USD	278	03/19/14	4
Credit Suisse	SGD	470	USD	369	03/19/14	1
Credit Suisse	TRY	40	USD	19	03/19/14	2
Credit Suisse	TRY	175	USD	77	03/19/14	—
Credit Suisse	TRY	225	USD	98	03/19/14	(1)
Credit Suisse	TRY	245	USD	117	03/19/14	10
Credit Suisse	TRY	245	USD	115	03/19/14	8
Credit Suisse	TRY	265	USD	128	03/19/14	12
Credit Suisse	TRY	295	USD	140	03/19/14	11
Credit Suisse	TRY	305	USD	143	03/19/14	10
Credit Suisse	TRY	395	USD	190	03/19/14	18
Credit Suisse	TRY	595	USD	268	03/19/14	8
Credit Suisse	TRY	680	USD	327	03/19/14	30
Credit Suisse	TRY	1,095	USD	529	03/19/14	51
Credit Suisse	TWD	500	USD	17	03/19/14	—
Credit Suisse	TWD	900	USD	30	03/19/14	—
Credit Suisse	TWD	1,050	USD	35	03/19/14	—
Credit Suisse	TWD	1,250	USD	41	03/19/14	—
Credit Suisse	TWD	1,450	USD	48	03/19/14	—
Credit Suisse	TWD	1,900	USD	63	03/19/14	—
Credit Suisse	TWD	3,800	USD	127	03/19/14	2
Credit Suisse	TWD	4,600	USD	155	03/19/14	3
Credit Suisse	TWD	4,750	USD	160	03/19/14	2
Credit Suisse	TWD	5,000	USD	170	03/19/14	4
Credit Suisse	TWD	6,050	USD	206	03/19/14	6
Credit Suisse	TWD	17,850	USD	590	03/19/14	—
Credit Suisse	ZAR	1,400	USD	133	03/19/14	8
Credit Suisse	ZAR	1,949	USD	184	03/19/14	10
Credit Suisse	ZAR	2,600	USD	246	03/19/14	14
Credit Suisse	ZAR	2,750	USD	261	03/19/14	15
Credit Suisse	ZAR	4,350	USD	389	03/19/14	—

See accompanying notes which are an integral part of this quarterly report.

264 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Credit Suisse	ZAR	6,550	USD	624	03/19/14	38
Credit Suisse	ZAR	6,601	USD	629	03/19/14	39
Deutsche Bank	JPY	16,200	USD	156	02/18/14	(3)
Goldman Sachs	USD	200	CAD	222	03/20/14	(1)
HSBC	USD	90	AUD	103	02/04/14	—
HSBC	USD	5,960	COP 11,597,266		03/19/14	(224)
HSBC	USD	168	EUR	123	02/04/14	(2)
HSBC	AUD	103	USD	90	03/04/14	—
HSBC	BRL	21,659	USD	9,070	03/19/14	197
HSBC	JPY	25,000	USD	252	02/18/14	7
HSBC	KRW 15,770,925		USD	14,500	02/28/14	(211)
HSBC	MXN	39,070	USD	2,990	02/10/14	70
HSBC	PEN	16,560	USD	5,860	02/21/14	20
HSBC	TRY	16,662	USD	7,475	03/19/14	196
Jefferies	USD	2,930	THB	97,217	03/19/14	8
Jefferies	TRY	16,799	USD	8,073	03/19/14	735
JPMorgan Chase	USD	3,120	IDR 37,907,866		02/28/14	(28)
JPMorgan Chase	USD	2,587	MXN	34,308	02/04/14	(21)
JPMorgan Chase	USD	7,600	SGD	9,546	03/19/14	(123)
JPMorgan Chase	CHF	7,017	USD	7,800	03/19/14	58
JPMorgan Chase	CNY	188,158	USD	30,800	02/09/14	(249)
JPMorgan Chase	EUR	217	USD	297	03/04/14	5
JPMorgan Chase	EUR	280	USD	381	03/19/14	3
JPMorgan Chase	THB	135,673	USD	4,195	03/19/14	95
JPMorgan Chase	TRY	12,542	USD	6,050	03/19/14	570
Merrill Lynch	MXN	92,209	USD	7,000	03/19/14	129
Merrill Lynch	TRY	4,445	USD	2,000	03/19/14	58
Morgan Stanley	USD	110	BRL	266	02/04/14	1
Morgan Stanley	BRL	266	USD	113	02/04/14	2
Newedge	USD	7,300	BRL	17,462	03/19/14	(147)
Newedge	USD	1,495	SGD	1,893	03/19/14	(12)
Royal Bank of Scotland	USD	4	AUD	5	03/19/14	—
Royal Bank of Scotland	USD	18	AUD	20	03/19/14	—
Royal Bank of Scotland	USD	46	AUD	53	03/19/14	—
Royal Bank of Scotland	USD	101	AUD	116	03/19/14	—
Royal Bank of Scotland	USD	752	AUD	838	03/19/14	(21)
Royal Bank of Scotland	USD	796	AUD	890	03/19/14	(20)
Royal Bank of Scotland	USD	2,080	AUD	2,332	03/19/14	(46)
Royal Bank of Scotland	USD	2,343	AUD	2,636	03/19/14	(43)
Royal Bank of Scotland	USD	29	BRL	70	03/19/14	—
Royal Bank of Scotland	USD	54	BRL	130	03/19/14	(1)
Royal Bank of Scotland	USD	68	BRL	165	03/19/14	(1)
Royal Bank of Scotland	USD	168	BRL	410	03/19/14	—
Royal Bank of Scotland	USD	224	BRL	540	03/19/14	(3)
Royal Bank of Scotland	USD	2	CAD	2	03/19/14	—
Royal Bank of Scotland	USD	6	CAD	7	03/19/14	—
Royal Bank of Scotland	USD	68	CAD	75	03/19/14	(1)
Royal Bank of Scotland	USD	959	CAD	1,062	03/19/14	(7)
Royal Bank of Scotland	USD	1,082	CAD	1,158	03/19/14	(44)
Royal Bank of Scotland	USD	1,868	CAD	1,993	03/19/14	(81)
Royal Bank of Scotland	USD	3,732	CAD	3,971	03/19/14	(170)
Royal Bank of Scotland	USD	2	CHF	2	02/03/14	—
Royal Bank of Scotland	USD	12	CHF	11	02/04/14	—
Royal Bank of Scotland	USD	3	CHF	3	03/19/14	—
Royal Bank of Scotland	USD	4	CHF	4	03/19/14	—
Royal Bank of Scotland	USD	9	CHF	9	03/19/14	—
Royal Bank of Scotland	USD	23	CHF	21	03/19/14	—
Royal Bank of Scotland	USD	69	CHF	63	03/19/14	—

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 265

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Royal Bank of Scotland	USD	109	CHF	99	03/19/14	—
Royal Bank of Scotland	USD	112	CLP	60,000	03/19/14	(4)
Royal Bank of Scotland	USD	138	CLP	76,000	03/19/14	(2)
Royal Bank of Scotland	USD	40	CZK	800	03/19/14	(1)
Royal Bank of Scotland	USD	268	CZK	5,400	03/19/14	(3)
Royal Bank of Scotland	USD	318	CZK	6,400	03/19/14	(5)
Royal Bank of Scotland	USD	16	EUR	12	03/19/14	—
Royal Bank of Scotland	USD	23	EUR	17	03/19/14	—
Royal Bank of Scotland	USD	38	EUR	28	03/19/14	(1)
Royal Bank of Scotland	USD	114	EUR	84	03/19/14	(1)
Royal Bank of Scotland	USD	147	EUR	108	03/19/14	(2)
Royal Bank of Scotland	USD	193	EUR	143	03/19/14	(1)
Royal Bank of Scotland	USD	202	EUR	148	03/19/14	(3)
Royal Bank of Scotland	USD	288	EUR	212	03/19/14	(2)
Royal Bank of Scotland	USD	499	EUR	362	03/19/14	(11)
Royal Bank of Scotland	USD	608	EUR	444	03/19/14	(8)
Royal Bank of Scotland	USD	961	EUR	706	03/19/14	(9)
Royal Bank of Scotland	USD	1,352	EUR	991	03/19/14	(16)
Royal Bank of Scotland	USD	1,924	EUR	1,416	03/19/14	(14)
Royal Bank of Scotland	USD	2,734	EUR	2,012	03/19/14	(20)
Royal Bank of Scotland	USD	3,395	EUR	2,472	03/19/14	(61)
Royal Bank of Scotland	USD	3,835	EUR	2,814	03/19/14	(40)
Royal Bank of Scotland	USD	4,295	EUR	3,118	03/19/14	(89)
Royal Bank of Scotland	USD	4,392	EUR	3,218	03/19/14	(51)
Royal Bank of Scotland	USD	7,078	EUR	5,177	03/19/14	(96)
Royal Bank of Scotland	USD	11,993	EUR	8,725	03/19/14	(225)
Royal Bank of Scotland	USD	13,631	EUR	10,034	03/19/14	(98)
Royal Bank of Scotland	USD	2	GBP	1	03/19/14	—
Royal Bank of Scotland	USD	6	GBP	4	03/19/14	—
Royal Bank of Scotland	USD	7	GBP	4	03/19/14	—
Royal Bank of Scotland	USD	13	GBP	8	03/19/14	—
Royal Bank of Scotland	USD	31	GBP	19	03/19/14	—
Royal Bank of Scotland	USD	41	GBP	25	03/19/14	—
Royal Bank of Scotland	USD	57	GBP	35	03/19/14	—
Royal Bank of Scotland	USD	66	GBP	40	03/19/14	—
Royal Bank of Scotland	USD	81	GBP	50	03/19/14	—
Royal Bank of Scotland	USD	288	GBP	174	03/19/14	(3)
Royal Bank of Scotland	USD	305	GBP	187	03/19/14	2
Royal Bank of Scotland	USD	336	GBP	202	03/19/14	(4)
Royal Bank of Scotland	USD	404	GBP	246	03/19/14	—
Royal Bank of Scotland	USD	473	GBP	290	03/19/14	3
Royal Bank of Scotland	USD	491	GBP	297	03/19/14	(4)
Royal Bank of Scotland	USD	565	GBP	346	03/19/14	4
Royal Bank of Scotland	USD	574	GBP	350	03/19/14	—
Royal Bank of Scotland	USD	704	GBP	431	03/19/14	4
Royal Bank of Scotland	USD	706	GBP	431	03/19/14	2
Royal Bank of Scotland	USD	777	GBP	472	03/19/14	(1)
Royal Bank of Scotland	USD	989	GBP	603	03/19/14	2
Royal Bank of Scotland	USD	1,567	GBP	955	03/19/14	3
Royal Bank of Scotland	USD	1,846	GBP	1,127	03/19/14	5
Royal Bank of Scotland	USD	2,035	GBP	1,226	03/19/14	(20)
Royal Bank of Scotland	USD	2,118	GBP	1,288	03/19/14	(2)
Royal Bank of Scotland	USD	2,240	GBP	1,353	03/19/14	(16)
Royal Bank of Scotland	USD	2,905	GBP	1,773	03/19/14	8
Royal Bank of Scotland	USD	3,043	GBP	1,835	03/19/14	(28)
Royal Bank of Scotland	USD	9	HKD	70	03/19/14	—
Royal Bank of Scotland	USD	83	HKD	645	03/19/14	—
Royal Bank of Scotland	USD	9	HUF	2,000	03/19/14	(1)

See accompanying notes which are an integral part of this quarterly report.

266 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Royal Bank of Scotland	USD	35	HUF	7,741	03/19/14	(1)
Royal Bank of Scotland	USD	35	HUF	7,741	03/19/14	(1)
Royal Bank of Scotland	USD	102	HUF	22,500	03/19/14	(5)
Royal Bank of Scotland	USD	134	HUF	29,519	03/19/14	(7)
Royal Bank of Scotland	USD	180	HUF	39,500	03/19/14	(10)
Royal Bank of Scotland	USD	840	HUF	185,000	03/19/14	(43)
Royal Bank of Scotland	USD	8	IDR	100,000	03/19/14	—
Royal Bank of Scotland	USD	25	IDR	300,000	03/19/14	(1)
Royal Bank of Scotland	USD	29	IDR	350,000	03/19/14	(1)
Royal Bank of Scotland	USD	97	IDR	1,200,000	03/19/14	1
Royal Bank of Scotland	USD	292	IDR	3,600,000	03/19/14	1
Royal Bank of Scotland	USD	9	ILS	30	03/19/14	—
Royal Bank of Scotland	USD	19	ILS	65	03/19/14	—
Royal Bank of Scotland	USD	23	ILS	80	03/19/14	—
Royal Bank of Scotland	USD	123	ILS	430	03/19/14	(1)
Royal Bank of Scotland	USD	165	ILS	584	03/19/14	1
Royal Bank of Scotland	USD	178	ILS	625	03/19/14	(1)
Royal Bank of Scotland	USD	561	ILS	1,980	03/19/14	1
Royal Bank of Scotland	USD	644	ILS	2,256	03/19/14	(3)
Royal Bank of Scotland	USD	16	INR	1,000	03/19/14	—
Royal Bank of Scotland	USD	112	INR	7,000	03/19/14	(2)
Royal Bank of Scotland	USD	113	INR	7,000	03/19/14	(2)
Royal Bank of Scotland	USD	126	INR	8,000	03/19/14	1
Royal Bank of Scotland	USD	129	INR	8,000	03/19/14	(2)
Royal Bank of Scotland	USD	152	INR	9,500	03/19/14	(2)
Royal Bank of Scotland	USD	157	INR	10,000	03/19/14	1
Royal Bank of Scotland	USD	262	INR	16,500	03/19/14	(1)
Royal Bank of Scotland	USD	4	JPY	458	03/19/14	—
Royal Bank of Scotland	USD	5	JPY	500	03/19/14	—
Royal Bank of Scotland	USD	10	JPY	987	03/19/14	—
Royal Bank of Scotland	USD	11	JPY	1,084	03/19/14	—
Royal Bank of Scotland	USD	172	JPY	18,000	03/19/14	4
Royal Bank of Scotland	USD	217	JPY	22,318	03/19/14	1
Royal Bank of Scotland	USD	231	JPY	24,000	03/19/14	4
Royal Bank of Scotland	USD	391	JPY	40,128	03/19/14	2
Royal Bank of Scotland	USD	491	JPY	50,546	03/19/14	4
Royal Bank of Scotland	USD	593	JPY	61,330	03/19/14	7
Royal Bank of Scotland	USD	683	JPY	69,920	03/19/14	2
Royal Bank of Scotland	USD	897	JPY	91,874	03/19/14	3
Royal Bank of Scotland	USD	915	JPY	93,775	03/19/14	3
Royal Bank of Scotland	USD	1,411	JPY	144,635	03/19/14	5
Royal Bank of Scotland	USD	1,572	JPY	162,715	03/19/14	21
Royal Bank of Scotland	USD	4,219	JPY	440,182	03/19/14	91
Royal Bank of Scotland	USD	9,366	JPY	976,988	03/19/14	199
Royal Bank of Scotland	USD	10,454	JPY	1,070,422	03/19/14	25
Royal Bank of Scotland	USD	5	KRW	5,000	03/19/14	—
Royal Bank of Scotland	USD	9	KRW	10,000	03/19/14	—
Royal Bank of Scotland	USD	37	KRW	40,000	03/19/14	—
Royal Bank of Scotland	USD	38	KRW	40,000	03/19/14	(1)
Royal Bank of Scotland	USD	42	KRW	45,000	03/19/14	—
Royal Bank of Scotland	USD	158	KRW	170,000	03/19/14	—
Royal Bank of Scotland	USD	476	KRW	508,252	03/19/14	(3)
Royal Bank of Scotland	USD	754	KRW	805,000	03/19/14	(4)
Royal Bank of Scotland	USD	2,316	KRW 2,451,748		03/19/14	(31)
Royal Bank of Scotland	USD	15	MXN	200	03/19/14	—
Royal Bank of Scotland	USD	30	MXN	400	03/19/14	—
Royal Bank of Scotland	USD	309	MXN	4,050	03/19/14	(8)
Royal Bank of Scotland	USD	396	MXN	5,150	03/19/14	(12)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 267

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Royal Bank of Scotland	USD	461	MXN	6,150	03/19/14	(3)
Royal Bank of Scotland	USD	3	MYR	10	03/19/14	—
Royal Bank of Scotland	USD	5	MYR	15	03/19/14	—
Royal Bank of Scotland	USD	5	MYR	15	03/19/14	—
Royal Bank of Scotland	USD	8	MYR	25	03/19/14	—
Royal Bank of Scotland	USD	143	MYR	470	03/19/14	(3)
Royal Bank of Scotland	USD	215	MYR	720	03/19/14	—
Royal Bank of Scotland	USD	726	NOK	4,496	03/19/14	(11)
Royal Bank of Scotland	USD	1,114	NOK	6,863	03/19/14	(23)
Royal Bank of Scotland	USD	1,340	NOK	8,293	03/19/14	(21)
Royal Bank of Scotland	USD	61	NZD	74	03/19/14	(1)
Royal Bank of Scotland	USD	264	NZD	320	03/19/14	(7)
Royal Bank of Scotland	USD	382	NZD	460	03/19/14	(12)
Royal Bank of Scotland	USD	692	NZD	839	03/19/14	(16)
Royal Bank of Scotland	USD	1,446	NZD	1,777	03/19/14	(14)
Royal Bank of Scotland	USD	1,700	NZD	2,087	03/19/14	(18)
Royal Bank of Scotland	USD	4,343	NZD	5,279	03/19/14	(88)
Royal Bank of Scotland	USD	7	PHP	300	03/19/14	—
Royal Bank of Scotland	USD	64	PHP	2,900	03/19/14	—
Royal Bank of Scotland	USD	87	PHP	3,950	03/19/14	—
Royal Bank of Scotland	USD	257	PHP	11,500	03/19/14	(3)
Royal Bank of Scotland	USD	439	PHP	20,000	03/19/14	2
Royal Bank of Scotland	USD	729	PHP	32,600	03/19/14	(10)
Royal Bank of Scotland	USD	16	PLN	50	03/19/14	(1)
Royal Bank of Scotland	USD	57	PLN	175	03/19/14	(2)
Royal Bank of Scotland	USD	98	PLN	305	03/19/14	(1)
Royal Bank of Scotland	USD	134	PLN	410	03/19/14	(4)
Royal Bank of Scotland	USD	137	PLN	420	03/19/14	(5)
Royal Bank of Scotland	USD	168	PLN	521	03/19/14	(4)
Royal Bank of Scotland	USD	211	PLN	657	03/19/14	(3)
Royal Bank of Scotland	USD	221	PLN	675	03/19/14	(7)
Royal Bank of Scotland	USD	236	PLN	720	03/19/14	(8)
Royal Bank of Scotland	USD	641	PLN	1,995	03/19/14	(9)
Royal Bank of Scotland	USD	813	PLN	2,487	03/19/14	(26)
Royal Bank of Scotland	USD	26	RUB	925	03/19/14	—
Royal Bank of Scotland	USD	34	RUB	1,200	03/19/14	—
Royal Bank of Scotland	USD	38	RUB	1,350	03/19/14	—
Royal Bank of Scotland	USD	51	RUB	1,695	03/19/14	(3)
Royal Bank of Scotland	USD	103	RUB	3,481	03/19/14	(5)
Royal Bank of Scotland	USD	150	RUB	5,320	03/19/14	—
Royal Bank of Scotland	USD	413	RUB	13,900	03/19/14	(21)
Royal Bank of Scotland	USD	557	RUB	19,500	03/19/14	(7)
Royal Bank of Scotland	USD	682	RUB	22,900	03/19/14	(37)
Royal Bank of Scotland	USD	25	SEK	167	03/19/14	—
Royal Bank of Scotland	USD	30	SEK	192	03/19/14	—
Royal Bank of Scotland	USD	176	SEK	1,151	03/19/14	—
Royal Bank of Scotland	USD	191	SEK	1,238	03/19/14	(2)
Royal Bank of Scotland	USD	226	SEK	1,457	03/19/14	(4)
Royal Bank of Scotland	USD	256	SEK	1,659	03/19/14	(3)
Royal Bank of Scotland	USD	296	SEK	1,908	03/19/14	(5)
Royal Bank of Scotland	USD	341	SEK	2,223	03/19/14	(2)
Royal Bank of Scotland	USD	570	SEK	3,715	03/19/14	(4)
Royal Bank of Scotland	USD	610	SEK	3,974	03/19/14	(4)
Royal Bank of Scotland	USD	612	SEK	3,959	03/19/14	(8)
Royal Bank of Scotland	USD	841	SEK	5,437	03/19/14	(12)
Royal Bank of Scotland	USD	1,253	SEK	8,174	03/19/14	(6)
Royal Bank of Scotland	USD	16	SGD	20	03/19/14	—
Royal Bank of Scotland	USD	244	SGD	305	03/19/14	(5)

See accompanying notes which are an integral part of this quarterly report.

268 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Royal Bank of Scotland	USD	263	SGD	330	03/19/14	(4)
Royal Bank of Scotland	USD	872	SGD	1,090	03/19/14	(19)
Royal Bank of Scotland	USD	2	TRY	5	03/19/14	—
Royal Bank of Scotland	USD	30	TRY	70	03/19/14	—
Royal Bank of Scotland	USD	100	TRY	235	03/19/14	3
Royal Bank of Scotland	USD	444	TRY	980	03/19/14	(16)
Royal Bank of Scotland	USD	523	TRY	1,155	03/19/14	(19)
Royal Bank of Scotland	USD	660	TRY	1,540	03/19/14	13
Royal Bank of Scotland	USD	63	TWD	1,839	03/19/14	(2)
Royal Bank of Scotland	USD	155	TWD	4,650	03/19/14	(1)
Royal Bank of Scotland	USD	203	TWD	5,961	03/19/14	(6)
Royal Bank of Scotland	USD	270	ZAR	2,900	03/19/14	(10)
Royal Bank of Scotland	USD	489	ZAR	5,500	03/19/14	3
Royal Bank of Scotland	USD	1,231	ZAR	13,200	03/19/14	(50)
Royal Bank of Scotland	AUD	5	USD	4	03/19/14	—
Royal Bank of Scotland	AUD	10	USD	9	03/19/14	—
Royal Bank of Scotland	AUD	20	USD	18	03/19/14	—
Royal Bank of Scotland	AUD	66	USD	57	03/19/14	—
Royal Bank of Scotland	AUD	131	USD	115	03/19/14	1
Royal Bank of Scotland	AUD	176	USD	156	03/19/14	2
Royal Bank of Scotland	AUD	255	USD	224	03/19/14	2
Royal Bank of Scotland	AUD	275	USD	244	03/19/14	4
Royal Bank of Scotland	AUD	282	USD	249	03/19/14	4
Royal Bank of Scotland	AUD	358	USD	316	03/19/14	4
Royal Bank of Scotland	AUD	417	USD	361	03/19/14	(3)
Royal Bank of Scotland	AUD	534	USD	468	03/19/14	2
Royal Bank of Scotland	AUD	884	USD	785	03/19/14	13
Royal Bank of Scotland	AUD	1,002	USD	877	03/19/14	3
Royal Bank of Scotland	AUD	1,244	USD	1,126	03/19/14	41
Royal Bank of Scotland	AUD	1,468	USD	1,302	03/19/14	21
Royal Bank of Scotland	AUD	1,522	USD	1,352	03/19/14	24
Royal Bank of Scotland	AUD	3,394	USD	3,073	03/19/14	113
Royal Bank of Scotland	AUD	3,489	USD	3,053	03/19/14	9
Royal Bank of Scotland	AUD	3,687	USD	3,331	03/19/14	115
Royal Bank of Scotland	BRL	15	USD	6	03/19/14	—
Royal Bank of Scotland	BRL	20	USD	8	03/19/14	—
Royal Bank of Scotland	BRL	45	USD	19	03/19/14	—
Royal Bank of Scotland	BRL	105	USD	44	03/19/14	1
Royal Bank of Scotland	BRL	195	USD	81	03/19/14	1
Royal Bank of Scotland	BRL	250	USD	104	03/19/14	2
Royal Bank of Scotland	BRL	290	USD	120	03/19/14	1
Royal Bank of Scotland	BRL	310	USD	131	03/19/14	4
Royal Bank of Scotland	BRL	360	USD	148	03/19/14	1
Royal Bank of Scotland	BRL	370	USD	152	03/19/14	1
Royal Bank of Scotland	BRL	545	USD	221	03/19/14	(3)
Royal Bank of Scotland	BRL	780	USD	329	03/19/14	10
Royal Bank of Scotland	BRL	890	USD	373	03/19/14	9
Royal Bank of Scotland	CAD	2	USD	2	03/19/14	—
Royal Bank of Scotland	CAD	2	USD	2	03/19/14	—
Royal Bank of Scotland	CAD	8	USD	7	03/19/14	—
Royal Bank of Scotland	CAD	8	USD	7	03/19/14	—
Royal Bank of Scotland	CAD	9	USD	9	03/19/14	—
Royal Bank of Scotland	CAD	10	USD	9	03/19/14	—
Royal Bank of Scotland	CAD	10	USD	9	03/19/14	—
Royal Bank of Scotland	CAD	14	USD	13	03/19/14	—
Royal Bank of Scotland	CAD	82	USD	75	03/19/14	1
Royal Bank of Scotland	CAD	100	USD	92	03/19/14	3
Royal Bank of Scotland	CAD	235	USD	210	03/19/14	(1)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 269

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Royal Bank of Scotland	CAD	315	USD	295	03/19/14	13
Royal Bank of Scotland	CAD	321	USD	298	03/19/14	11
Royal Bank of Scotland	CAD	327	USD	298	03/19/14	4
Royal Bank of Scotland	CAD	485	USD	452	03/19/14	17
Royal Bank of Scotland	CAD	485	USD	453	03/19/14	19
Royal Bank of Scotland	CAD	513	USD	479	03/19/14	19
Royal Bank of Scotland	CAD	558	USD	502	03/19/14	1
Royal Bank of Scotland	CAD	599	USD	551	03/19/14	13
Royal Bank of Scotland	CAD	609	USD	560	03/19/14	14
Royal Bank of Scotland	CAD	613	USD	561	03/19/14	12
Royal Bank of Scotland	CAD	660	USD	604	03/19/14	12
Royal Bank of Scotland	CAD	675	USD	632	03/19/14	27
Royal Bank of Scotland	CAD	737	USD	660	03/19/14	(1)
Royal Bank of Scotland	CAD	1,069	USD	1,008	03/19/14	49
Royal Bank of Scotland	CAD	1,474	USD	1,383	03/19/14	61
Royal Bank of Scotland	CAD	1,583	USD	1,489	03/19/14	70
Royal Bank of Scotland	CAD	3,068	USD	2,873	03/19/14	122
Royal Bank of Scotland	CAD	3,433	USD	3,072	03/19/14	(7)
Royal Bank of Scotland	CHF	1	USD	1	03/19/14	—
Royal Bank of Scotland	CHF	5	USD	6	03/19/14	—
Royal Bank of Scotland	CHF	6	USD	7	03/19/14	—
Royal Bank of Scotland	CHF	7	USD	8	03/19/14	—
Royal Bank of Scotland	CHF	10	USD	11	03/19/14	—
Royal Bank of Scotland	CHF	13	USD	15	03/19/14	—
Royal Bank of Scotland	CHF	21	USD	24	03/19/14	1
Royal Bank of Scotland	CHF	33	USD	37	03/19/14	1
Royal Bank of Scotland	CHF	41	USD	46	03/19/14	1
Royal Bank of Scotland	CHF	102	USD	115	03/19/14	2
Royal Bank of Scotland	CLP	5,000	USD	9	03/19/14	—
Royal Bank of Scotland	CLP	20,000	USD	37	03/19/14	2
Royal Bank of Scotland	CLP	30,000	USD	56	03/19/14	2
Royal Bank of Scotland	CLP	48,500	USD	90	03/19/14	3
Royal Bank of Scotland	CLP	55,000	USD	102	03/19/14	3
Royal Bank of Scotland	CLP	105,000	USD	195	03/19/14	7
Royal Bank of Scotland	COP	30,000	USD	15	03/19/14	—
Royal Bank of Scotland	COP	40,000	USD	20	03/19/14	1
Royal Bank of Scotland	COP	55,000	USD	28	03/19/14	1
Royal Bank of Scotland	COP	60,000	USD	31	03/19/14	1
Royal Bank of Scotland	COP	90,000	USD	45	03/19/14	—
Royal Bank of Scotland	COP	100,000	USD	51	03/19/14	2
Royal Bank of Scotland	COP	145,000	USD	74	03/19/14	2
Royal Bank of Scotland	COP	220,000	USD	112	03/19/14	3
Royal Bank of Scotland	COP	225,000	USD	111	03/19/14	—
Royal Bank of Scotland	CZK	700	USD	34	03/19/14	—
Royal Bank of Scotland	CZK	750	USD	38	03/19/14	1
Royal Bank of Scotland	CZK	1,200	USD	60	03/19/14	1
Royal Bank of Scotland	CZK	1,900	USD	95	03/19/14	2
Royal Bank of Scotland	CZK	2,050	USD	101	03/19/14	—
Royal Bank of Scotland	CZK	3,200	USD	161	03/19/14	4
Royal Bank of Scotland	CZK	3,300	USD	163	03/19/14	1
Royal Bank of Scotland	CZK	5,250	USD	261	03/19/14	3
Royal Bank of Scotland	CZK	13,150	USD	657	03/19/14	12
Royal Bank of Scotland	EUR	84	USD	114	02/03/14	1
Royal Bank of Scotland	EUR	3,218	USD	4,391	02/03/14	50
Royal Bank of Scotland	EUR	1	USD	1	03/19/14	—
Royal Bank of Scotland	EUR	1	USD	1	03/19/14	—
Royal Bank of Scotland	EUR	2	USD	3	03/19/14	—
Royal Bank of Scotland	EUR	2	USD	3	03/19/14	—

See accompanying notes which are an integral part of this quarterly report.

270 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Royal Bank of Scotland	EUR	2	USD	3	03/19/14	—
Royal Bank of Scotland	EUR	2	USD	3	03/19/14	—
Royal Bank of Scotland	EUR	3	USD	4	03/19/14	—
Royal Bank of Scotland	EUR	3	USD	4	03/19/14	—
Royal Bank of Scotland	EUR	5	USD	7	03/19/14	—
Royal Bank of Scotland	EUR	7	USD	10	03/19/14	—
Royal Bank of Scotland	EUR	7	USD	10	03/19/14	—
Royal Bank of Scotland	EUR	8	USD	11	03/19/14	—
Royal Bank of Scotland	EUR	8	USD	11	03/19/14	—
Royal Bank of Scotland	EUR	10	USD	14	03/19/14	—
Royal Bank of Scotland	EUR	11	USD	15	03/19/14	—
Royal Bank of Scotland	EUR	57	USD	78	03/19/14	1
Royal Bank of Scotland	EUR	70	USD	95	03/19/14	1
Royal Bank of Scotland	EUR	125	USD	171	03/19/14	3
Royal Bank of Scotland	EUR	150	USD	207	03/19/14	4
Royal Bank of Scotland	EUR	173	USD	235	03/19/14	2
Royal Bank of Scotland	EUR	199	USD	272	03/19/14	4
Royal Bank of Scotland	EUR	211	USD	289	03/19/14	4
Royal Bank of Scotland	EUR	232	USD	317	03/19/14	4
Royal Bank of Scotland	EUR	265	USD	361	03/19/14	3
Royal Bank of Scotland	EUR	392	USD	535	03/19/14	7
Royal Bank of Scotland	EUR	418	USD	569	03/19/14	6
Royal Bank of Scotland	EUR	547	USD	744	03/19/14	7
Royal Bank of Scotland	EUR	1,853	USD	2,533	03/19/14	34
Royal Bank of Scotland	EUR	3,631	USD	4,943	03/19/14	46
Royal Bank of Scotland	EUR	4,443	USD	6,052	03/19/14	60
Royal Bank of Scotland	EUR	6,432	USD	8,765	03/19/14	91
Royal Bank of Scotland	EUR	10,325	USD	14,076	03/19/14	151
Royal Bank of Scotland	GBP	2	USD	3	03/19/14	—
Royal Bank of Scotland	GBP	45	USD	74	03/19/14	—
Royal Bank of Scotland	GBP	45	USD	73	03/19/14	(1)
Royal Bank of Scotland	GBP	49	USD	80	03/19/14	(1)
Royal Bank of Scotland	GBP	50	USD	82	03/19/14	—
Royal Bank of Scotland	GBP	50	USD	82	03/19/14	(1)
Royal Bank of Scotland	GBP	70	USD	115	03/19/14	—
Royal Bank of Scotland	GBP	225	USD	366	03/19/14	(3)
Royal Bank of Scotland	GBP	247	USD	404	03/19/14	(1)
Royal Bank of Scotland	GBP	285	USD	464	03/19/14	(4)
Royal Bank of Scotland	GBP	891	USD	1,461	03/19/14	(4)
Royal Bank of Scotland	GBP	1,106	USD	1,812	03/19/14	(5)
Royal Bank of Scotland	GBP	1,632	USD	2,676	03/19/14	(6)
Royal Bank of Scotland	GBP	1,641	USD	2,718	03/19/14	22
Royal Bank of Scotland	HKD	10	USD	1	03/19/14	—
Royal Bank of Scotland	HKD	13	USD	2	03/19/14	—
Royal Bank of Scotland	HKD	28	USD	4	03/19/14	—
Royal Bank of Scotland	HKD	45	USD	6	03/19/14	—
Royal Bank of Scotland	HKD	207	USD	27	03/19/14	—
Royal Bank of Scotland	HUF	3,000	USD	14	03/19/14	1
Royal Bank of Scotland	HUF	4,000	USD	18	03/19/14	1
Royal Bank of Scotland	HUF	8,000	USD	37	03/19/14	2
Royal Bank of Scotland	HUF	11,500	USD	52	03/19/14	2
Royal Bank of Scotland	HUF	14,500	USD	65	03/19/14	2
Royal Bank of Scotland	HUF	18,000	USD	80	03/19/14	3
Royal Bank of Scotland	HUF	21,000	USD	94	03/19/14	4
Royal Bank of Scotland	HUF	22,500	USD	100	03/19/14	3
Royal Bank of Scotland	HUF	23,000	USD	103	03/19/14	4
Royal Bank of Scotland	HUF	29,000	USD	131	03/19/14	6
Royal Bank of Scotland	HUF	29,000	USD	131	03/19/14	6

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 271

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Royal Bank of Scotland	HUF	29,500	USD	131	03/19/14	4
Royal Bank of Scotland	HUF	35,000	USD	158	03/19/14	7
Royal Bank of Scotland	HUF	47,500	USD	213	03/19/14	8
Royal Bank of Scotland	HUF	57,000	USD	258	03/19/14	12
Royal Bank of Scotland	IDR	100,000	USD	8	03/19/14	—
Royal Bank of Scotland	IDR	100,000	USD	8	03/19/14	—
Royal Bank of Scotland	IDR	200,000	USD	16	03/19/14	—
Royal Bank of Scotland	IDR	200,000	USD	16	03/19/14	—
Royal Bank of Scotland	IDR	3,000,000	USD	247	03/19/14	3
Royal Bank of Scotland	IDR	6,000,000	USD	487	03/19/14	(1)
Royal Bank of Scotland	ILS	90	USD	26	03/19/14	—
Royal Bank of Scotland	ILS	155	USD	44	03/19/14	—
Royal Bank of Scotland	ILS	155	USD	44	03/19/14	—
Royal Bank of Scotland	ILS	360	USD	103	03/19/14	—
Royal Bank of Scotland	ILS	990	USD	281	03/19/14	—
Royal Bank of Scotland	ILS	1,190	USD	340	03/19/14	2
Royal Bank of Scotland	ILS	1,680	USD	480	03/19/14	2
Royal Bank of Scotland	INR	1,500	USD	24	03/19/14	—
Royal Bank of Scotland	INR	2,000	USD	31	03/19/14	—
Royal Bank of Scotland	INR	2,000	USD	32	03/19/14	—
Royal Bank of Scotland	INR	4,500	USD	71	03/19/14	—
Royal Bank of Scotland	INR	7,000	USD	110	03/19/14	—
Royal Bank of Scotland	INR	9,500	USD	151	03/19/14	1
Royal Bank of Scotland	INR	11,000	USD	176	03/19/14	2
Royal Bank of Scotland	INR	14,000	USD	219	03/19/14	(2)
Royal Bank of Scotland	INR	16,500	USD	259	03/19/14	(2)
Royal Bank of Scotland	INR	31,000	USD	494	03/19/14	4
Royal Bank of Scotland	INR	37,650	USD	601	03/19/14	6
Royal Bank of Scotland	INR	49,000	USD	773	03/19/14	(1)
Royal Bank of Scotland	JPY	1,084	USD	11	02/03/14	—
Royal Bank of Scotland	JPY	552	USD	5	03/19/14	—
Royal Bank of Scotland	JPY	742	USD	7	03/19/14	—
Royal Bank of Scotland	JPY	782	USD	7	03/19/14	—
Royal Bank of Scotland	JPY	1,416	USD	14	03/19/14	—
Royal Bank of Scotland	JPY	2,384	USD	23	03/19/14	—
Royal Bank of Scotland	JPY	3,372	USD	32	03/19/14	(1)
Royal Bank of Scotland	JPY	5,632	USD	54	03/19/14	(1)
Royal Bank of Scotland	JPY	14,190	USD	136	03/19/14	(3)
Royal Bank of Scotland	JPY	35,074	USD	334	03/19/14	(9)
Royal Bank of Scotland	JPY	45,366	USD	437	03/19/14	(8)
Royal Bank of Scotland	JPY	47,989	USD	466	03/19/14	(3)
Royal Bank of Scotland	JPY	75,080	USD	720	03/19/14	(15)
Royal Bank of Scotland	JPY	96,119	USD	928	03/19/14	(13)
Royal Bank of Scotland	JPY	219,766	USD	2,135	03/19/14	(17)
Royal Bank of Scotland	JPY	344,008	USD	3,358	03/19/14	(10)
Royal Bank of Scotland	JPY	519,257	USD	5,033	03/19/14	(50)
Royal Bank of Scotland	JPY	1,079,013	USD	10,499	03/19/14	(65)
Royal Bank of Scotland	JPY	1,974,460	USD	19,184	03/19/14	(145)
Royal Bank of Scotland	KRW	10,000	USD	9	03/19/14	—
Royal Bank of Scotland	KRW	10,000	USD	9	03/19/14	—
Royal Bank of Scotland	KRW	25,000	USD	23	03/19/14	—
Royal Bank of Scotland	KRW	30,000	USD	28	03/19/14	—
Royal Bank of Scotland	KRW	30,000	USD	28	03/19/14	—
Royal Bank of Scotland	KRW	30,000	USD	28	03/19/14	—
Royal Bank of Scotland	KRW	60,000	USD	56	03/19/14	—
Royal Bank of Scotland	KRW	60,000	USD	56	03/19/14	—
Royal Bank of Scotland	KRW	145,000	USD	136	03/19/14	—
Royal Bank of Scotland	KRW	240,000	USD	224	03/19/14	1

See accompanying notes which are an integral part of this quarterly report.

272 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Royal Bank of Scotland	KRW	245,000	USD	228	03/19/14	(1)
Royal Bank of Scotland	KRW	280,000	USD	259	03/19/14	(2)
Royal Bank of Scotland	KRW	690,000	USD	645	03/19/14	2
Royal Bank of Scotland	KRW	880,000	USD	809	03/19/14	(11)
Royal Bank of Scotland	KRW 1,090,000		USD	1,016	03/19/14	—
Royal Bank of Scotland	MXN	200	USD	15	03/19/14	—
Royal Bank of Scotland	MXN	250	USD	19	03/19/14	—
Royal Bank of Scotland	MXN	300	USD	23	03/19/14	1
Royal Bank of Scotland	MXN	750	USD	57	03/19/14	1
Royal Bank of Scotland	MXN	1,000	USD	76	03/19/14	2
Royal Bank of Scotland	MXN	1,050	USD	77	03/19/14	(1)
Royal Bank of Scotland	MXN	1,050	USD	79	03/19/14	—
Royal Bank of Scotland	MXN	1,150	USD	87	03/19/14	1
Royal Bank of Scotland	MXN	1,500	USD	115	03/19/14	3
Royal Bank of Scotland	MXN	1,650	USD	126	03/19/14	3
Royal Bank of Scotland	MXN	2,500	USD	191	03/19/14	5
Royal Bank of Scotland	MXN	2,700	USD	208	03/19/14	6
Royal Bank of Scotland	MXN	3,000	USD	225	03/19/14	1
Royal Bank of Scotland	MXN	5,200	USD	388	03/19/14	—
Royal Bank of Scotland	MXN	5,300	USD	395	03/19/14	—
Royal Bank of Scotland	MXN	7,600	USD	584	03/19/14	17
Royal Bank of Scotland	MXN	8,700	USD	661	03/19/14	12
Royal Bank of Scotland	MYR	5	USD	2	03/19/14	—
Royal Bank of Scotland	MYR	10	USD	3	03/19/14	—
Royal Bank of Scotland	MYR	10	USD	3	03/19/14	—
Royal Bank of Scotland	MYR	25	USD	8	03/19/14	—
Royal Bank of Scotland	MYR	25	USD	8	03/19/14	—
Royal Bank of Scotland	MYR	25	USD	8	03/19/14	—
Royal Bank of Scotland	MYR	30	USD	9	03/19/14	—
Royal Bank of Scotland	MYR	305	USD	93	03/19/14	2
Royal Bank of Scotland	MYR	480	USD	149	03/19/14	5
Royal Bank of Scotland	MYR	590	USD	182	03/19/14	7
Royal Bank of Scotland	MYR	620	USD	190	03/19/14	5
Royal Bank of Scotland	MYR	1,370	USD	421	03/19/14	13
Royal Bank of Scotland	NOK	54	USD	9	03/19/14	—
Royal Bank of Scotland	NOK	241	USD	39	03/19/14	1
Royal Bank of Scotland	NOK	243	USD	39	03/19/14	1
Royal Bank of Scotland	NOK	1,026	USD	166	03/19/14	3
Royal Bank of Scotland	NOK	1,367	USD	221	03/19/14	3
Royal Bank of Scotland	NOK	1,390	USD	225	03/19/14	4
Royal Bank of Scotland	NOK	2,802	USD	456	03/19/14	11
Royal Bank of Scotland	NOK	3,143	USD	505	03/19/14	5
Royal Bank of Scotland	NOK	4,259	USD	678	03/19/14	1
Royal Bank of Scotland	NOK	4,470	USD	725	03/19/14	15
Royal Bank of Scotland	NOK	5,372	USD	876	03/19/14	22
Royal Bank of Scotland	NOK	6,722	USD	1,090	03/19/14	21
Royal Bank of Scotland	NOK	15,882	USD	2,574	03/19/14	48
Royal Bank of Scotland	NOK	17,027	USD	2,765	03/19/14	57
Royal Bank of Scotland	NZD	166	USD	135	03/19/14	1
Royal Bank of Scotland	NZD	227	USD	186	03/19/14	3
Royal Bank of Scotland	NZD	283	USD	230	03/19/14	3
Royal Bank of Scotland	NZD	454	USD	374	03/19/14	8
Royal Bank of Scotland	NZD	504	USD	409	03/19/14	3
Royal Bank of Scotland	NZD	561	USD	461	03/19/14	9
Royal Bank of Scotland	NZD	574	USD	472	03/19/14	9
Royal Bank of Scotland	NZD	632	USD	520	03/19/14	11
Royal Bank of Scotland	NZD	1,018	USD	834	03/19/14	13
Royal Bank of Scotland	NZD	1,360	USD	1,114	03/19/14	18

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 273

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Royal Bank of Scotland	NZD	1,446	USD	1,189	03/19/14	23
Royal Bank of Scotland	NZD	1,499	USD	1,230	03/19/14	22
Royal Bank of Scotland	PHP	700	USD	16	03/19/14	—
Royal Bank of Scotland	PHP	950	USD	21	03/19/14	—
Royal Bank of Scotland	PHP	4,250	USD	96	03/19/14	2
Royal Bank of Scotland	PHP	7,250	USD	160	03/19/14	—
Royal Bank of Scotland	PHP	8,050	USD	182	03/19/14	4
Royal Bank of Scotland	PHP	8,850	USD	200	03/19/14	5
Royal Bank of Scotland	PHP	13,800	USD	313	03/19/14	9
Royal Bank of Scotland	PHP	14,700	USD	332	03/19/14	8
Royal Bank of Scotland	PHP	15,300	USD	347	03/19/14	9
Royal Bank of Scotland	PHP	27,250	USD	617	03/19/14	16
Royal Bank of Scotland	PLN	60	USD	20	03/19/14	1
Royal Bank of Scotland	PLN	100	USD	32	03/19/14	—
Royal Bank of Scotland	PLN	125	USD	41	03/19/14	1
Royal Bank of Scotland	PLN	130	USD	42	03/19/14	1
Royal Bank of Scotland	PLN	145	USD	47	03/19/14	1
Royal Bank of Scotland	PLN	335	USD	109	03/19/14	3
Royal Bank of Scotland	PLN	345	USD	112	03/19/14	3
Royal Bank of Scotland	PLN	410	USD	133	03/19/14	3
Royal Bank of Scotland	PLN	650	USD	212	03/19/14	6
Royal Bank of Scotland	PLN	1,700	USD	550	03/19/14	13
Royal Bank of Scotland	PLN	1,710	USD	556	03/19/14	15
Royal Bank of Scotland	PLN	2,735	USD	889	03/19/14	24
Royal Bank of Scotland	RUB	250	USD	7	03/19/14	—
Royal Bank of Scotland	RUB	450	USD	13	03/19/14	1
Royal Bank of Scotland	RUB	500	USD	14	03/19/14	—
Royal Bank of Scotland	RUB	1,250	USD	37	03/19/14	2
Royal Bank of Scotland	RUB	1,500	USD	44	03/19/14	2
Royal Bank of Scotland	RUB	1,850	USD	55	03/19/14	3
Royal Bank of Scotland	RUB	2,150	USD	65	03/19/14	4
Royal Bank of Scotland	RUB	3,111	USD	93	03/19/14	5
Royal Bank of Scotland	RUB	3,750	USD	111	03/19/14	6
Royal Bank of Scotland	RUB	4,650	USD	139	03/19/14	8
Royal Bank of Scotland	RUB	6,450	USD	191	03/19/14	9
Royal Bank of Scotland	RUB	6,750	USD	196	03/19/14	6
Royal Bank of Scotland	RUB	11,550	USD	341	03/19/14	16
Royal Bank of Scotland	RUB	12,600	USD	377	03/19/14	21
Royal Bank of Scotland	RUB	13,000	USD	389	03/19/14	23
Royal Bank of Scotland	RUB	14,100	USD	423	03/19/14	25
Royal Bank of Scotland	RUB	16,600	USD	469	03/19/14	1
Royal Bank of Scotland	RUB	21,450	USD	634	03/19/14	29
Royal Bank of Scotland	SEK	620	USD	96	03/19/14	1
Royal Bank of Scotland	SEK	797	USD	121	03/19/14	—
Royal Bank of Scotland	SEK	2,095	USD	320	03/19/14	1
Royal Bank of Scotland	SEK	2,371	USD	363	03/19/14	1
Royal Bank of Scotland	SEK	2,672	USD	407	03/19/14	(1)
Royal Bank of Scotland	SEK	3,429	USD	525	03/19/14	2
Royal Bank of Scotland	SEK	4,052	USD	620	03/19/14	2
Royal Bank of Scotland	SEK	4,412	USD	677	03/19/14	4
Royal Bank of Scotland	SEK	4,885	USD	741	03/19/14	(4)
Royal Bank of Scotland	SEK	9,848	USD	1,503	03/19/14	1
Royal Bank of Scotland	SGD	10	USD	8	03/19/14	—
Royal Bank of Scotland	SGD	20	USD	16	03/19/14	—
Royal Bank of Scotland	SGD	35	USD	28	03/19/14	—
Royal Bank of Scotland	SGD	35	USD	28	03/19/14	—
Royal Bank of Scotland	SGD	70	USD	55	03/19/14	—
Royal Bank of Scotland	SGD	80	USD	63	03/19/14	—

See accompanying notes which are an integral part of this quarterly report.

274 Russell Multi-Strategy Alternative Fund

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Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Royal Bank of Scotland	SGD	95	USD	75	03/19/14	—
Royal Bank of Scotland	SGD	130	USD	102	03/19/14	—
Royal Bank of Scotland	SGD	140	USD	111	03/19/14	1
Royal Bank of Scotland	SGD	150	USD	119	03/19/14	2
Royal Bank of Scotland	SGD	150	USD	118	03/19/14	1
Royal Bank of Scotland	SGD	155	USD	121	03/19/14	—
Royal Bank of Scotland	SGD	280	USD	221	03/19/14	2
Royal Bank of Scotland	SGD	325	USD	256	03/19/14	2
Royal Bank of Scotland	SGD	350	USD	278	03/19/14	4
Royal Bank of Scotland	SGD	420	USD	335	03/19/14	6
Royal Bank of Scotland	SGD	470	USD	369	03/19/14	1
Royal Bank of Scotland	SGD	550	USD	438	03/19/14	7
Royal Bank of Scotland	SGD	660	USD	521	03/19/14	4
Royal Bank of Scotland	TRY	40	USD	19	03/19/14	2
Royal Bank of Scotland	TRY	175	USD	77	03/19/14	—
Royal Bank of Scotland	TRY	225	USD	97	03/19/14	(1)
Royal Bank of Scotland	TRY	245	USD	117	03/19/14	10
Royal Bank of Scotland	TRY	245	USD	115	03/19/14	8
Royal Bank of Scotland	TRY	265	USD	128	03/19/14	12
Royal Bank of Scotland	TRY	295	USD	140	03/19/14	11
Royal Bank of Scotland	TRY	305	USD	143	03/19/14	10
Royal Bank of Scotland	TRY	395	USD	190	03/19/14	18
Royal Bank of Scotland	TRY	470	USD	227	03/19/14	22
Royal Bank of Scotland	TRY	595	USD	268	03/19/14	8
Royal Bank of Scotland	TRY	680	USD	327	03/19/14	30
Royal Bank of Scotland	TRY	910	USD	438	03/19/14	40
Royal Bank of Scotland	TRY	1,095	USD	529	03/19/14	51
Royal Bank of Scotland	TWD	500	USD	17	03/19/14	—
Royal Bank of Scotland	TWD	900	USD	30	03/19/14	—
Royal Bank of Scotland	TWD	1,050	USD	35	03/19/14	—
Royal Bank of Scotland	TWD	1,250	USD	41	03/19/14	—
Royal Bank of Scotland	TWD	1,450	USD	48	03/19/14	—
Royal Bank of Scotland	TWD	1,900	USD	63	03/19/14	—
Royal Bank of Scotland	TWD	3,800	USD	127	03/19/14	2
Royal Bank of Scotland	TWD	4,200	USD	143	03/19/14	4
Royal Bank of Scotland	TWD	4,600	USD	155	03/19/14	3
Royal Bank of Scotland	TWD	4,750	USD	159	03/19/14	2
Royal Bank of Scotland	TWD	5,000	USD	170	03/19/14	4
Royal Bank of Scotland	TWD	5,600	USD	184	03/19/14	(1)
Royal Bank of Scotland	TWD	5,900	USD	200	03/19/14	5
Royal Bank of Scotland	TWD	6,050	USD	206	03/19/14	6
Royal Bank of Scotland	TWD	17,850	USD	590	03/19/14	—
Royal Bank of Scotland	ZAR	1,400	USD	133	03/19/14	8
Royal Bank of Scotland	ZAR	1,949	USD	184	03/19/14	10
Royal Bank of Scotland	ZAR	2,400	USD	227	03/19/14	13
Royal Bank of Scotland	ZAR	2,600	USD	246	03/19/14	14
Royal Bank of Scotland	ZAR	2,750	USD	261	03/19/14	15
Royal Bank of Scotland	ZAR	4,350	USD	389	03/19/14	—
Royal Bank of Scotland	ZAR	6,550	USD	624	03/19/14	38
Royal Bank of Scotland	ZAR	6,601	USD	629	03/19/14	39
Saxo Bank	USD	3,120	NOK	19,306	03/19/14	(49)
Saxo Bank	EUR	2,930	USD	3,983	03/19/14	31
State Street	USD	506	CHF	460	03/27/14	1
State Street	USD	279	EUR	204	03/19/14	(4)
State Street	USD	14	EUR	10	03/24/14	—
State Street	USD	34	EUR	25	03/24/14	(1)
State Street	USD	14	EUR	10	03/25/14	—
State Street	USD	28	EUR	20	03/25/14	(1)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 275

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
State Street	USD	110	EUR	80	03/25/14	(2)
State Street	USD	255	EUR	185	03/25/14	(5)
State Street	USD	629	EUR	460	03/25/14	(9)
State Street	USD	175	EUR	130	03/26/14	1
State Street	USD	578	EUR	425	03/26/14	(4)
State Street	USD	623	EUR	455	03/26/14	(10)
State Street	USD	95	EUR	70	04/22/14	—
State Street	USD	249	EUR	180	06/18/14	(6)
State Street	USD	28	EUR	20	06/19/14	(1)
State Street	USD	356	EUR	260	06/19/14	(5)
State Street	USD	320	GBP	195	03/28/14	—
State Street	USD	82	GBP	50	04/23/14	—
State Street	USD	206	GBP	125	06/18/14	(1)
State Street	USD	33	GBP	20	06/19/14	—
State Street	USD	130	GBP	80	06/19/14	1
State Street	USD	132	GBP	80	06/19/14	—
State Street	USD	3,900	JPY	398,670	02/20/14	2
State Street	USD	10,000	JPY	1,040,640	02/20/14	186
State Street	USD	10,000	JPY	1,029,485	02/20/14	77
State Street	USD	20,000	JPY	2,056,340	02/20/14	128
State Street	USD	2,920	MXN	38,893	03/19/14	(22)
State Street	USD	2,920	RUB	98,864	03/19/14	(133)
State Street	USD	88	SEK	580	06/18/14	—
State Street	USD	336	SEK	2,210	06/18/14	—
State Street	CHF	460	USD	494	03/27/14	(14)
State Street	EUR	204	USD	279	03/19/14	4
State Street	EUR	361	USD	497	03/19/14	10
State Street	EUR	495	USD	677	03/19/14	10
State Street	EUR	570	USD	771	03/19/14	2
State Street	EUR	709	USD	976	03/19/14	20
State Street	EUR	710	USD	977	03/19/14	20
State Street	EUR	2,106	USD	2,877	03/19/14	36
State Street	EUR	10	USD	14	03/24/14	—
State Street	EUR	20	USD	27	03/24/14	—
State Street	EUR	25	USD	33	03/24/14	—
State Street	EUR	90	USD	124	03/24/14	3
State Street	EUR	110	USD	148	03/24/14	—
State Street	EUR	120	USD	162	03/24/14	—
State Street	EUR	160	USD	219	03/24/14	3
State Street	EUR	160	USD	219	03/24/14	3
State Street	EUR	660	USD	877	03/24/14	(13)
State Street	EUR	7	USD	9	03/25/14	—
State Street	EUR	40	USD	53	03/25/14	(1)
State Street	EUR	50	USD	68	03/25/14	—
State Street	EUR	60	USD	81	03/25/14	—
State Street	EUR	70	USD	97	03/25/14	2
State Street	EUR	100	USD	135	03/25/14	—
State Street	EUR	120	USD	163	03/25/14	1
State Street	EUR	1,930	USD	2,562	03/25/14	(41)
State Street	EUR	50	USD	68	03/26/14	—
State Street	EUR	350	USD	474	03/26/14	2
State Street	EUR	610	USD	810	03/26/14	(13)
State Street	EUR	70	USD	95	04/22/14	1
State Street	EUR	10	USD	14	05/16/14	—
State Street	EUR	20	USD	27	05/16/14	—
State Street	EUR	30	USD	41	05/16/14	—
State Street	EUR	40	USD	54	05/16/14	—
State Street	EUR	40	USD	55	05/16/14	1

See accompanying notes which are an integral part of this quarterly report.

276 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
State Street		EUR	60	USD	83	05/16/14	2
State Street		EUR	80	USD	109	05/16/14	1
State Street		EUR	110	USD	148	05/16/14	—
State Street		EUR	150	USD	202	05/16/14	—
State Street		EUR	270	USD	365	05/16/14	1
State Street		EUR	350	USD	479	05/16/14	7
State Street		EUR	20	USD	27	05/19/14	—
State Street		EUR	180	USD	241	06/18/14	(1)
State Street		EUR	30	USD	41	06/19/14	1
State Street		EUR	30	USD	41	06/19/14	1
State Street		EUR	30	USD	41	06/19/14	—
State Street		EUR	400	USD	548	06/19/14	8
State Street		EUR	2,090	USD	2,811	06/19/14	(8)
State Street		EUR	80	USD	109	09/22/14	1
State Street		EUR	180	USD	246	09/23/14	3
State Street		GBP	500	USD	819	03/19/14	(3)
State Street		GBP	195	USD	321	03/28/14	1
State Street		GBP	50	USD	82	04/23/14	—
State Street		GBP	70	USD	114	06/18/14	(1)
State Street		GBP	80	USD	132	06/18/14	—
State Street		GBP	350	USD	558	06/18/14	(17)
State Street		GBP	160	USD	264	06/19/14	1
State Street		GBP	170	USD	279	06/19/14	—
State Street		GBP	320	USD	523	06/19/14	(3)
State Street		GBP	810	USD	1,287	06/19/14	(43)
State Street		JPY	407,017	USD	3,873	02/20/14	(111)
State Street		JPY	1,001,990	USD	10,000	02/20/14	192
State Street		JPY	1,011,680	USD	10,000	02/20/14	97
State Street		JPY	1,019,790	USD	10,000	02/20/14	18
State Street		JPY	1,030,595	USD	10,000	02/20/14	(88)
State Street		JPY	1,043,630	USD	10,000	02/20/14	(215)
State Street		JPY	8,759,222	USD	88,260	02/20/14	2,523
State Street		JPY	102,228	USD	1,001	03/19/14	1
State Street		SEK	6,910	USD	1,047	06/18/14	(5)
UBS		USD	2,556	MXN	34,308	02/18/14	7
UBS		AUD	85	USD	75	02/04/14	—
UBS		EUR	1,622	MXN	29,410	03/19/14	3
UBS		MXN	34,308	USD	2,559	02/04/14	(7)
UBS		NZD	1,869	USD	1,522	02/04/14	12
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							5,690

Index Swap Contracts
Amounts in thousands
		Notional				Termination
Fund Receives Underlying Security	Counterparty	Amount		Terms		Date	Fair Value $
				3 Month USD LIBOR
New Czech Republic Index	JPMorgan Chase	USD	3,228	minus 0.60%		11/17/14	(205)
				1 Month USD LIBOR
Russian Depository Index	Morgan Stanley	USD	2,206	plus 0.65%		01/14/15	(158)
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)							(363)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 277

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Interest Rate Swaps

Amounts in thousands
									Fair
								Termination	Value
Counterparty	Notional Amount		Fund Receives		Fund Pays			Date	$
Bank of America	BRL	600	8.940%	Brazil Interbank Deposit Rate				01/02/17	(19)
Citigroup	NOK 125,000		Six Month LIBOR	2.035%				01/14/17	(40)
Citigroup	MXN	43,000	6.630%	Mexico Interbank 28 Day Deposit Rate				12/18/23	(72)
Credit Suisse	BRL	5,600	8.935%	Brazil Interbank Deposit Rate				01/02/17	(175)
Credit Suisse	GBP	1,400	Six Month LIBOR	3.000%				03/21/23	56
Credit Suisse	USD	2,200	3.000%	Three Month LIBOR				03/21/23	(91)
Credit Suisse	USD	3,100	Three Month LIBOR	2.000%				06/19/23	186
Credit Suisse	JPY	40,000	Six Month LIBOR	1.000%				09/18/23	(8)
Credit Suisse	EUR	1,000	2.456%	Six Month EURIBOR				10/09/24	46
Credit Suisse	EUR	2,900	2.450%	Six Month EURIBOR				10/09/24	130
Credit Suisse	JPY	342,000	Six Month LIBOR	1.500%				06/19/28	(127)
Credit Suisse	GBP	400	Six Month LIBOR	3.750%				09/18/43	(7)
Credit Suisse	EUR	400	Six Month EURIBOR	2.845%				10/09/44	(30)
	EUR
Credit Suisse	1,300		Six Month EURIBOR	2.841%				10/09/44	(95)
Deutsche Bank	MXN	6,000	5.095%	Mexico Interbank 28 Day Deposit Rate				10/22/18	(10)
Goldman Sachs	BRL	100	10.910%	Brazil Interbank Deposit Rate				01/02/17	(1)
Goldman Sachs	MXN	9,000	5.235%	Mexico Interbank 28 Day Deposit Rate				10/05/18	(11)
HSBC	BRL	2,600	8.950%	Brazil Interbank Deposit Rate				01/02/17	(82)
	ZAR
JPMorgan Chase	1,450,000		6.270%	Three Month JIBAR				11/12/14	(372)
JPMorgan Chase	PLN	165,000	Three Month WIBOR	3.400%				04/04/16	—
JPMorgan Chase	PLN	72,000	4.100%	Three Month WIBOR				04/04/19	—
JPMorgan Chase	MXN	40,000	6.535%	Mexico Interbank 28 Day Deposit Rate				01/10/24	(91)
Morgan Stanley	GBP	500	Six Month LIBOR	3.758%				09/18/43	(9)
UBS	AUD	28,300	4.000%	Three Month BBSW				10/09/17	135
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $86 (å)									(687)

Credit Default Swap Contracts

Amounts in thousands
Corporate Issues
				Implied			Fund (Pays)/		Fair
				Credit	Notional		Receives	Termination	Value
Reference Entity			Counterparty	Spread	Amount		Fixed Rate	Date	$
AES Corp. (The)		JPMorgan Chase		2.023%	USD	1,000	5.000%	12/20/18	137
Aktiebolaget Electrolux		JPMorgan Chase		0.930%	EUR	1,500	(1.000%)	12/20/18	(7)
Alcoa, Inc.		JPMorgan Chase		1.776%	USD	1,000	1.000%	12/20/18	(36)
Alcoa, Inc.		JPMorgan Chase		1.776%	USD	1,000	1.000%	12/20/18	(36)
Alstomal		JPMorgan Chase		1.855%	EUR	1,500	(1.000%)	12/20/18	80
Altria Group, Inc.		JPMorgan Chase		0.513%	USD	3,000	1.000%	03/20/19	73
American Axle & Manufacturing, Inc.		JPMorgan Chase		2.774%	USD	1,000	(5.000%)	12/20/18	(101)
AmerisourceBergen Corp.		JPMorgan Chase		0.389%	USD	2,000	(1.000%)	12/20/18	(58)
Amkor Technology, Inc.		JPMorgan Chase		3.062%	USD	1,000	5.000%	12/20/18	87
Anadarko Petroleum Corporation		JPMorgan Chase		1.013%	USD	1,500	(1.000%)	03/20/19	1
Anadarko Petroleum Corporation		JPMorgan Chase		1.013%	USD	1,500	1.000%	03/20/19	(1)
Anglo American plc		JPMorgan Chase		1.832%	EUR	1,000	(1.000%)	03/20/19	54
Archer-Daniels-Midland Co.		JPMorgan Chase		0.392%	USD	2,000	(1.000%)	12/20/18	(58)
Arrow Electronics, Inc.		JPMorgan Chase		0.996%	USD	2,000	(1.000%)	12/20/18	—
Astrazeneca PLC		JPMorgan Chase		0.470%	EUR	2,000	1.000%	03/20/19	72
AT&T, Inc.		JPMorgan Chase		0.687%	USD	2,000	1.000%	12/20/18	30
AT&T, Inc.		JPMorgan Chase		0.687%	USD	1,000	1.000%	12/20/18	15
AutoZone, Inc.		JPMorgan Chase		0.469%	USD	2,000	1.000%	12/20/18	51
AvalonBay Communities, Inc.		JPMorgan Chase		0.604%	USD	3,000	1.000%	03/20/19	59
Avnet, Inc.		JPMorgan Chase		1.091%	USD	2,000	(1.000%)	12/20/18	9
Avon Products, Inc.		JPMorgan Chase		2.818%	USD	1,000	(1.000%)	12/20/18	82

See accompanying notes which are an integral part of this quarterly report.

278 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Avon Products, Inc.	JPMorgan Chase	2.818%	USD	2,000	1.000%	12/20/18	(164)
Bae Systems PLC	JPMorgan Chase	0.825%	EUR	1,000	(1.000%)	12/20/18	(11)
Barrick Gold Corp.	JPMorgan Chase	1.793%	USD	1,000	(1.000%)	12/20/18	37
Bayer Aktiengesellschaft	JPMorgan Chase	0.482%	EUR	2,000	1.000%	03/20/19	70
Berkshire Hathaway, Inc.	JPMorgan Chase	0.778%	USD	3,000	1.000%	03/20/19	33
Best Buy Co., Inc.	JPMorgan Chase	3.380%	USD	1,000	(5.000%)	12/20/18	(72)
BHP Billiton Limited	JPMorgan Chase	0.670%	USD	1,000	1.000%	12/20/18	16
BHP Billiton Limited	JPMorgan Chase	0.698%	USD	2,000	1.000%	03/20/19	30
Boieng Co. (The)	JPMorgan Chase	0.289%	USD	2,000	(1.000%)	12/20/18	(68)
Boston Scientific Corp.	JPMorgan Chase	0.645%	USD	2,000	(1.000%)	12/20/18	(34)
Bouygues	JPMorgan Chase	0.968%	EUR	1,000	(1.000%)	03/20/19	(2)
BP PLC	JPMorgan Chase	0.525%	EUR	2,000	1.000%	03/20/19	64
British Sky Broadcasting Group PLC	JPMorgan Chase	0.578%	EUR	1,500	1.000%	12/20/18	41
British Telecommunications PLC	JPMorgan Chase	0.488%	EUR	1,500	1.000%	12/20/18	42
British Telecommunications PLC	JPMorgan Chase	0.607%	EUR	1,500	(1.000%)	12/20/18	(38)
CA, Inc.	JPMorgan Chase	0.717%	USD	2,000	1.000%	12/20/18	27
CA, Inc.	JPMorgan Chase	0.717%	USD	1,000	1.000%	12/20/18	13
Campbell Soup Company	JPMorgan Chase	0.704%	USD	3,000	1.000%	03/20/19	44
Cardinal Health, Inc.	JPMorgan Chase	0.364%	USD	1,000	(1.000%)	03/20/19	(32)
Carrefour	JPMorgan Chase	0.900%	EUR	1,500	(1.000%)	12/20/18	(10)
CBS Corporation	JPMorgan Chase	0.663%	USD	1,000	(1.000%)	12/20/18	(16)
CBS Corporation	JPMorgan Chase	0.663%	USD	1,000	1.000%	12/20/18	16
CBS Corporation	JPMorgan Chase	0.702%	USD	2,000	1.000%	03/20/19	30
Centrica PLC	JPMorgan Chase	0.737%	EUR	1,000	(1.000%)	12/20/18	(17)
CenturyLink, Inc.	JPMorgan Chase	2.401%	USD	1,000	1.000%	12/20/18	(64)
CenturyLink, Inc.	JPMorgan Chase	2.401%	USD	1,000	1.000%	12/20/18	(64)
Chesapeake Energy Corp.	JPMorgan Chase	1.914%	USD	1,000	5.000%	12/20/18	141
Chesapeake Energy Corp.	JPMorgan Chase	1.914%	USD	1,000	5.000%	12/20/18	141
Clariant AG	JPMorgan Chase	1.049%	EUR	1,000	1.000%	03/20/19	(3)
Clariant AG	JPMorgan Chase	1.049%	EUR	1,000	1.000%	03/20/19	(3)
Comcast Corporation	JPMorgan Chase	0.545%	USD	1,500	1.000%	03/20/19	34
ConAgra Foods, Inc.	JPMorgan Chase	0.652%	USD	2,000	1.000%	03/20/19	35
Constellation Brands, Inc.	JPMorgan Chase	1.126%	USD	1,000	5.000%	12/20/18	182
CSX Corp.	JPMorgan Chase	0.306%	USD	2,000	(1.000%)	12/20/18	(67)
Cytec Industries, Inc.	JPMorgan Chase	0.846%	USD	2,000	1.000%	12/20/18	15
Cytec Industries, Inc.	JPMorgan Chase	0.846%	USD	1,000	1.000%	12/20/18	7
Danone	JPMorgan Chase	0.525%	EUR	2,000	1.000%	03/20/19	64
Darden Restaurants, Inc.	JPMorgan Chase	1.825%	USD	2,000	(1.000%)	12/20/18	76
Darden Restaurants, Inc.	JPMorgan Chase	1.825%	USD	2,000	1.000%	12/20/18	(76)
Darden Restaurants, Inc.	JPMorgan Chase	1.940%	USD	2,000	1.000%	03/20/19	(91)
Deere & Co.	JPMorgan Chase	0.292%	USD	2,000	(1.000%)	12/20/18	(68)
Deutsche	JPMorgan Chase	1.268%	EUR	1,000	1.000%	03/20/19	(18)
Devon Energy Corporation	JPMorgan Chase	0.800%	USD	1,000	(1.000%)	12/20/18	(9)
Diageo PLC	JPMorgan Chase	0.555%	EUR	2,000	1.000%	03/20/19	60
Dillard's, Inc.	JPMorgan Chase	1.442%	USD	1,500	5.000%	12/20/18	249
DIRECTV Holdings LLC	JPMorgan Chase	1.029%	USD	1,000	1.000%	12/20/18	(1)
DIRECTV Holdings LLC	JPMorgan Chase	1.029%	USD	2,000	1.000%	12/20/18	(3)
DIRECTV Holdings LLC	JPMorgan Chase	1.029%	USD	3,000	(1.000%)	12/20/18	4
DIRECTV Holdings LLC	JPMorgan Chase	1.098%	USD	2,500	1.000%	03/20/19	(12)
Dixons Retail PLC	JPMorgan Chase	2.722%	EUR	1,000	(1.000%)	12/20/18	(139)
Duke Realty LP	JPMorgan Chase	1.247%	USD	1,000	(1.000%)	03/20/19	12
E. I. du Pont de Nemours and Co.	JPMorgan Chase	0.406%	USD	2,000	1.000%	12/20/18	57
Enbridge, Inc.	JPMorgan Chase	0.830%	USD	2,000	1.000%	12/20/18	16
Encana Corp.	JPMorgan Chase	1.025%	USD	2,000	(1.000%)	12/20/18	2
Energy Transfer Partners LP	JPMorgan Chase	0.967%	USD	2,000	1.000%	12/20/18	3
Energy Transfer Partners LP	JPMorgan Chase	0.967%	USD	1,000	1.000%	12/20/18	2
Enterprise Products Operating LLC	JPMorgan Chase	0.549%	USD	2,000	1.000%	12/20/18	43
Enterprise Products Operating LLC	JPMorgan Chase	0.549%	USD	1,000	1.000%	12/20/18	21
Exelon Corp.	JPMorgan Chase	0.782%	USD	2,000	(1.000%)	12/20/18	(21)
FirstEnergy Corp.	JPMorgan Chase	1.198%	USD	1,000	(1.000%)	12/20/18	9
Freeport-McMoRan Copper & Gold, Inc.	JPMorgan Chase	1.331%	USD	2,000	(1.000%)	12/20/18	31
Fresenius SE & Co. KGaA	JPMorgan Chase	0.933%	EUR	1,000	1.000%	12/20/18	4
Fresenius SE & Co. KGaA	JPMorgan Chase	0.933%	EUR	1,000	1.000%	12/20/18	4
Gannett Co, Inc.	JPMorgan Chase	1.908%	USD	1,000	(5.000%)	03/20/19	(149)
Gas Natural SDG SA	JPMorgan Chase	1.141%	EUR	1,500	(1.000%)	12/20/18	13

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 279

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

GKN Holdings PLC	JPMorgan Chase	1.115%	EUR	1,500	(1.000%)	12/20/18	11
Glaxosmithkline PLC	JPMorgan Chase	0.447%	EUR	1,000	1.000%	03/20/19	38
Glencore International AG	JPMorgan Chase	1.723%	EUR	1,000	1.000%	12/20/18	(45)
Glencore International AG	JPMorgan Chase	1.723%	EUR	1,000	(1.000%)	12/20/18	45
Halliburton Company	JPMorgan Chase	0.365%	USD	1,000	(1.000%)	12/20/18	(30)
Halliburton Company	JPMorgan Chase	0.392%	USD	1,000	(1.000%)	03/20/19	(30)
Health Care REIT, Inc.	JPMorgan Chase	1.000%	USD	1,000	1.000%	12/20/18	—
HeidelbergCement AG	JPMorgan Chase	2.053%	EUR	1,000	5.000%	03/20/19	191
Heineken N.V.	JPMorgan Chase	0.585%	EUR	1,000	1.000%	03/20/19	28
Hewlett-Packard Co.	JPMorgan Chase	1.083%	USD	2,000	(1.000%)	12/20/18	8
Holcim, Ltd	JPMorgan Chase	1.282%	EUR	1,500	1.000%	12/20/18	(27)
Holcim, Ltd	JPMorgan Chase	1.282%	EUR	1,000	1.000%	12/20/18	(18)
Host Hotels & Resorts L.P.	JPMorgan Chase	1.102%	USD	2,000	1.000%	12/20/18	(10)
International Paper Co.	JPMorgan Chase	0.836%	USD	1,500	(1.000%)	12/20/18	(12)
ITV PLC	JPMorgan Chase	1.230%	EUR	1,500	5.000%	12/20/18	360
Johnson & Johnson	JPMorgan Chase	0.154%	USD	2,000	(1.000%)	12/20/18	(81)
Kellogg Company	JPMorgan Chase	0.504%	USD	2,000	1.000%	03/20/19	49
Kinder Morgan Energy Partners LP	JPMorgan Chase	0.906%	USD	2,000	1.000%	12/20/18	9
Kinder Morgan, Inc.	JPMorgan Chase	1.736%	USD	2,000	1.000%	12/20/18	(68)
Kingfisher PLC	JPMorgan Chase	0.748%	EUR	1,500	(1.000%)	12/20/18	(24)
Klepierre	JPMorgan Chase	0.795%	EUR	1,000	1.000%	12/20/18	13
Kohl's Corp.	JPMorgan Chase	1.646%	USD	1,000	1.000%	12/20/18	(30)
Koninklijke Ahold NV	JPMorgan Chase	0.841%	EUR	1,500	1.000%	12/20/18	15
Koninklijke Ahold NV	JPMorgan Chase	0.841%	EUR	1,000	1.000%	12/20/18	10
Koninklijke DSM N.V.	JPMorgan Chase	0.489%	EUR	1,000	(1.000%)	03/20/19	(35)
Ladbrokes PLC	JPMorgan Chase	3.164%	EUR	1,000	5.000%	12/20/18	(130)
Lafarge	JPMorgan Chase	2.275%	EUR	1,000	1.000%	03/20/19	(82)
Lanxess Aktiengesellschaft	JPMorgan Chase	1.347%	EUR	1,000	(1.000%)	12/20/18	22
Louisiana-Pacific Corporation	JPMorgan Chase	1.459%	USD	1,000	(5.000%)	03/20/19	(172)
Lowe's, Inc.	JPMorgan Chase	0.334%	USD	2,000	(1.000%)	03/20/19	(67)
M.D.C. Holdings, Inc.	JPMorgan Chase	1.681%	USD	1,000	(1.000%)	03/20/19	33
Marks and Spencer PLC	JPMorgan Chase	1.529%	EUR	1,500	1.000%	12/20/18	(50)
Masco Corp.	JPMorgan Chase	1.304%	USD	1,500	(5.000%)	12/20/18	(259)
Mattel, Inc.	JPMorgan Chase	0.592%	USD	2,000	1.000%	03/20/19	41
MeadWestvaco Corp.	JPMorgan Chase	0.970%	USD	2,000	1.000%	12/20/18	3
MeadWestvaco Corp.	JPMorgan Chase	0.970%	USD	1,000	1.000%	12/20/18	1
Metro AG	JPMorgan Chase	1.254%	EUR	1,000	(1.000%)	03/20/19	17
Metso OYJ	JPMorgan Chase	1.080%	EUR	1,000	(1.000%)	12/20/18	5
Motorola Solutions, Inc.	JPMorgan Chase	0.734%	USD	2,000	1.000%	12/20/18	25
Motorola Solutions, Inc.	JPMorgan Chase	0.734%	USD	1,000	1.000%	12/20/18	13
Nabors Industries, Inc.	JPMorgan Chase	1.415%	USD	2,000	(1.000%)	12/20/18	39
National Grid PLC	JPMorgan Chase	0.566%	EUR	1,000	1.000%	03/20/19	29
Newell Rubbermaid, Inc.	JPMorgan Chase	0.631%	USD	3,000	1.000%	12/20/18	53
Newmont Mining Corp.	JPMorgan Chase	2.416%	USD	1,000	(1.000%)	12/20/18	65
Next PLC	JPMorgan Chase	0.615%	EUR	1,500	1.000%	03/20/19	39
NextEra Energy Capital Holdings, Inc.	JPMorgan Chase	0.753%	USD	3,000	1.000%	03/20/19	37
Noble Energy, Inc.	JPMorgan Chase	0.675%	USD	3,000	1.000%	12/20/18	46
Norfolk Southern Corp.	JPMorgan Chase	0.265%	USD	2,000	(1.000%)	12/20/18	(71)
Occidental Petroleum Corp.	JPMorgan Chase	0.560%	USD	2,000	1.000%	12/20/18	42
Olin Corporation	JPMorgan Chase	1.398%	USD	1,000	1.000%	03/20/19	(19)
ONEOK, Inc.	JPMorgan Chase	1.161%	USD	1,000	1.000%	12/20/18	(8)
Packaging Corporation of America	JPMorgan Chase	0.763%	USD	1,000	(1.000%)	03/20/19	(12)
Pearson PLC	JPMorgan Chase	0.601%	EUR	1,500	1.000%	12/20/18	39
Pernod Ricard	JPMorgan Chase	0.890%	EUR	1,500	1.000%	12/20/18	11
Pernod Ricard	JPMorgan Chase	0.890%	EUR	1,000	1.000%	12/20/18	7
Pioneer Natural Resources Co.	JPMorgan Chase	0.746%	USD	2,000	1.000%	12/20/18	24
Pitney Bowes, Inc.	JPMorgan Chase	1.167%	USD	2,000	(1.000%)	12/20/18	16
PostNL N.V.	JPMorgan Chase	1.491%	EUR	1,000	(1.000%)	03/20/19	32
Potash Corporation of Saskatchewan Inc.	JPMorgan Chase	0.727%	USD	2,000	1.000%	03/20/19	27
Prologis LP	JPMorgan Chase	0.919%	USD	2,000	1.000%	12/20/18	8
Prologis LP	JPMorgan Chase	0.919%	USD	1,000	1.000%	12/20/18	4
Quest Diagnostics, Inc.	JPMorgan Chase	1.376%	USD	2,500	1.000%	03/20/19	(46)
R.R. Donnelley & Sons Co.	JPMorgan Chase	2.677%	USD	1,000	(5.000%)	12/20/18	(106)
Rentokil Initial PLC	JPMorgan Chase	1.194%	EUR	1,500	1.000%	12/20/18	(19)
Rentokil Initial PLC	JPMorgan Chase	1.243%	EUR	1,000	1.000%	03/20/19	(16)

See accompanying notes which are an integral part of this quarterly report.

280 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Reynolds American, Inc.	JPMorgan Chase	0.677%	USD	2,000	1.000%	12/20/18	31
Reynolds American, Inc.	JPMorgan Chase	0.677%	USD	1,000	1.000%	12/20/18	15
Rolls-Royce PLC	JPMorgan Chase	0.648%	EUR	1,500	(1.000%)	12/20/18	(34)
RPM International, Inc.	JPMorgan Chase	0.697%	USD	2,000	1.000%	12/20/18	29
RWE Aktiengesellschaft	JPMorgan Chase	0.958%	EUR	1,000	(1.000%)	03/20/19	(3)
Ryder System, Inc.	JPMorgan Chase	0.657%	USD	2,000	(1.000%)	12/20/18	(33)
Ryland Group, Inc. (The)	JPMorgan Chase	2.181%	USD	1,000	(5.000%)	12/20/18	(129)
SABMiller PLC	JPMorgan Chase	0.561%	EUR	1,500	1.000%	12/20/18	43
Safeway Inc.	JPMorgan Chase	2.124%	USD	1,000	(1.000%)	03/20/19	54
Safeway, Ltd.	JPMorgan Chase	1.122%	EUR	1,500	1.000%	12/20/18	(12)
Schneider Electric SA	JPMorgan Chase	0.655%	EUR	1,500	(1.000%)	12/20/18	(33)
Sempra Energy	JPMorgan Chase	0.432%	USD	1,000	1.000%	03/20/19	28
Simon Property Group L.P.	JPMorgan Chase	0.617%	USD	3,000	1.000%	03/20/19	57
Solvay	JPMorgan Chase	0.766%	EUR	1,000	(1.000%)	03/20/19	(16)
Spectra Energy Capital LLC	JPMorgan Chase	0.883%	USD	2,000	1.000%	12/20/18	11
Starwood Hotels & Resorts Worldwide, Inc.	JPMorgan Chase	0.598%	USD	2,000	1.000%	03/20/19	40
Starwood Hotels & Resorts Worldwide, Inc.	JPMorgan Chase	0.598%	USD	1,000	1.000%	03/20/19	20
Stora Enso OYJ	JPMorgan Chase	2.762%	EUR	1,000	5.000%	03/20/19	144
Suedzucker Mannheim Ochsenfurt AG	JPMorgan Chase	0.768%	EUR	1,500	(1.000%)	12/20/18	(22)
Tate & Lyle Public Limited Company	JPMorgan Chase	0.669%	EUR	1,000	1.000%	12/20/18	21
Tate & Lyle Public Limited Company	JPMorgan Chase	0.704%	EUR	1,000	1.000%	03/20/19	20
Teck Resources Limited	JPMorgan Chase	1.599%	USD	1,000	(1.000%)	12/20/18	28
Telstra Corporation Limited	JPMorgan Chase	0.606%	USD	1,000	1.000%	12/20/18	19
Telstra Corporation Limited	JPMorgan Chase	0.633%	USD	1,000	1.000%	03/20/19	18
Tesoro Corp.	JPMorgan Chase	2.313%	USD	1,000	(5.000%)	12/20/18	(123)
The GAP, Inc.	JPMorgan Chase	1.171%	USD	1,000	(1.000%)	03/20/19	8
The GAP, Inc.	JPMorgan Chase	1.171%	USD	1,000	(1.000%)	03/20/19	8
The Hillshire Brands Co.	JPMorgan Chase	0.867%	USD	2,000	1.000%	12/20/18	13
The Hillshire Brands Co.	JPMorgan Chase	0.867%	USD	1,000	1.000%	12/20/18	6
The Kroger Co.	JPMorgan Chase	0.771%	USD	1,000	(1.000%)	03/20/19	(11)
The Sherwin-Williams Co. (The)	JPMorgan Chase	0.515%	USD	2,000	1.000%	12/20/18	46
The Sherwin-Williams Company	JPMorgan Chase	0.540%	USD	1,000	1.000%	03/20/19	23
The Western Union Co.	JPMorgan Chase	1.650%	USD	3,000	1.000%	12/20/18	(91)
The Williams Companies, Inc.	JPMorgan Chase	1.445%	USD	2,000	1.000%	03/20/19	(43)
Time Warner Cable, Inc.	JPMorgan Chase	1.805%	USD	1,000	1.000%	12/20/18	(37)
Time Warner Cable, Inc.	JPMorgan Chase	1.805%	USD	1,000	1.000%	12/20/18	(37)
Transocean, Inc.	JPMorgan Chase	1.478%	USD	2,000	(1.000%)	12/20/18	45
Tyson Foods Inc.	JPMorgan Chase	0.840%	USD	1,000	1.000%	03/20/19	8
Tyson Foods, Inc.	JPMorgan Chase	0.840%	USD	2,000	1.000%	03/20/19	16
United Utilities PLC	JPMorgan Chase	1.233%	EUR	1,500	1.000%	12/20/18	(22)
UnitedHealth Group, Inc.	JPMorgan Chase	0.420%	USD	1,000	(1.000%)	12/20/18	(28)
Universal Health Services Inc.	JPMorgan Chase	1.105%	USD	2,000	1.000%	12/20/18	(10)
Valero Energy Corp.	JPMorgan Chase	0.884%	USD	2,000	(1.000%)	12/20/18	(11)
Valero Energy Corp.	JPMorgan Chase	0.969%	EUR	1,500	(1.000%)	12/20/18	(3)
Veolia Environment	JPMorgan Chase	1.176%	EUR	1,000	(1.000%)	03/20/19	12
Verizon Communications, Inc.	JPMorgan Chase	0.583%	USD	2,000	1.000%	12/20/18	40
Vivendi	JPMorgan Chase	0.924%	EUR	1,500	(1.000%)	12/20/18	(7)
Vornado Realty LP	JPMorgan Chase	0.788%	USD	2,000	1.000%	12/20/18	20
Vornado Realty LP	JPMorgan Chase	0.788%	USD	1,000	1.000%	12/20/18	10
Vulcan Materials Co.	JPMorgan Chase	1.237%	USD	2,000	5.000%	12/20/18	354
Waste Management, Inc.	JPMorgan Chase	0.493%	USD	3,000	1.000%	12/20/18	73
Weatherford International, Ltd.	JPMorgan Chase	1.344%	USD	2,000	(1.000%)	12/20/18	32
Whirlpool Corp.	JPMorgan Chase	1.071%	USD	2,000	(1.000%)	12/20/18	7
Wolters Kluwer NV	JPMorgan Chase	0.671%	EUR	1,500	1.000%	12/20/18	32
WPP, Ltd.	JPMorgan Chase	0.704%	EUR	1,000	(1.000%)	03/20/19	(20)
YUM! Brands, Inc.	JPMorgan Chase	0.633%	USD	3,000	1.000%	03/20/19	55
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - ($1,574) (å)							1,538

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund 281

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2014 (Unaudited)

Consolidated Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$ —	$ 5,131	$ —	$ 5,131
Corporate Bonds and Notes	—	58,908	2,120	61,028
International Debt	—	12,804	—	12,804
Loan Agreements	—	26,610	—	26,610
Mortgage-Backed Securities	—	11,734	—	11,734
Municipal Bonds	—	4,452	—	4,452
Non-US Bonds	—	9,800	—	9,800
United States Government Treasuries	—	10,170	—	10,170
Common Stocks
Consumer Discretionary	33,607	—	—	33,607
Consumer Staples	2,198	—	—	2,198
Energy	21,372	—	—	21,372
Financial Services	74,431	—	—	74,431
Health Care	13,568	—	—	13,568
Materials and Processing	19,534	—	—	19,534
Producer Durables	7,851	—	448	8,299
Technology	27,747	—	—	27,747
Utilities	21,282	—	—	21,282
Investments in Other Funds	2,281	—	—	2,281
Preferred Stocks	8,444	—	—	8,444
Options Purchased	22,731	4,904	—	27,635
Warrants & Rights	117	—	—	117
Short-Term Investments	—	460,576	—	460,576
Repurchase Agreements	—	8,000	—	8,000
Total Investments	255,163	613,089	2,568	870,820
Securities Sold Short
Common Stocks	(51,144)	—	—	(51,144)
Investments in Other Funds	(47,041)	—	—	(47,041)
Preferred Stocks	(3,069)	—	—	(3,069)
Other Financial Instruments
Futures Contracts	1,685	—	—	1,685
Options Written	(3,644)	(4,814)	—	(8,458)
Foreign Currency Exchange Contracts	51	5,639	—	5,690
Index Swap Contracts	—	(363)	—	(363)
Interest Rate Swap Contracts	—	(687)	—	(687)
Credit Default Swap Contracts	—	1,538	—	1,538
Total Other Financial Instruments*	$ (1,908)	$ 1,313	$ —	$ (595)

*    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2014, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31, 2014 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

282 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)

	Principal	Fair			Principal	Fair
	Amount ($)	Value			Amount ($)	Value
	or Shares	$ or Shares				$

Common Stocks - 93.3%				Netflix, Inc.(Æ)	367	150
				Newell Rubbermaid, Inc.	1,515	47
Consumer Discretionary - 12.9%				News Corp. Class A	3,122	50
Abercrombie & Fitch Co. Class A	705		25	Nielsen Holdings NV	237	10
Advance Auto Parts, Inc.	242		28	Nike, Inc. Class B	4,702	343
Amazon.com, Inc.(Æ)	2,145		769	Nu Skin Enterprises, Inc. Class A	284	24
AMC Networks, Inc. Class A(Æ)	208		13	Pandora Media, Inc.(Æ)	1,810	65
Ascena Retail Group, Inc.(Æ)	3,338		63	PulteGroup, Inc.	2,943	60
AutoNation, Inc.(Æ)	793		39	PVH Corp.	797	96
Avon Products, Inc.	3,858		57	Regal Entertainment Group Class A	1,672	33
Bally Technologies, Inc.(Æ)	834		61	Sally Beauty Holdings, Inc.(Æ)	375	11
Best Buy Co., Inc.	2,196		52	Scripps Networks Interactive, Inc. Class A	1,021	74
Big Lots, Inc.(Æ)	981		26	SeaWorld Entertainment, Inc.	715	23
Cablevision Systems Corp. Class A	2,094		34	Starbucks Corp.	4,137	294
CarMax, Inc.(Æ)	2,143		97	Taylor Morrison Home Corp. Class A(Æ)	957	20
Carter's, Inc.	1,537		103	Tempur Sealy International, Inc.(Æ)	219	11
Charter Communications, Inc. Class A(Æ)	238		33	Tesla Motors, Inc.(Æ)	344	62
Chico's FAS, Inc.	1,305		22	Tiffany & Co.	1,156	96
Choice Hotels International, Inc.	141		7	Time Warner, Inc.	6,059	381
Cinemark Holdings, Inc.	781		23	TJX Cos., Inc.	5,458	313
Clear Channel Outdoor Holdings, Inc. Class				TripAdvisor, Inc.(Æ)	769	59
A	2,880		27	Urban Outfitters, Inc.(Æ)	1,573	56
Comcast Corp. Class A(Æ)	15,330		835	Visteon Corp.(Æ)	226	18
Costco Wholesale Corp.	3,082		346	Wal-Mart Stores, Inc.	9,080	678
Darden Restaurants, Inc.	768		38	Walt Disney Co. (The)	10,256	745
Deckers Outdoor Corp.(Æ)	368		29	Weight Watchers International, Inc.	592	16
DIRECTV(Æ)	4,121		286	Whirlpool Corp.	556	74
Dollar General Corp.(Æ)	2,083		117	Wyndham Worldwide Corp.	1,962	139
DR Horton, Inc.	2,712		64
DreamWorks Animation SKG, Inc. Class						10,633
A(Æ)	725		25
DSW, Inc. Class A	958		36	Consumer Staples - 7.6%
Dunkin' Brands Group, Inc.	958		45	Altria Group, Inc.	14,720	519
eBay, Inc.(Æ)	6,241		332	Bunge, Ltd.	647	49
Expedia, Inc.	692		45	Campbell Soup Co.	3,540	146
Family Dollar Stores, Inc.	1,048		65	Coca-Cola Co. (The)	22,028	833
Ford Motor Co.	23,278		348	Colgate-Palmolive Co.	6,052	371
Fortune Brands Home & Security, Inc.	621		28	Constellation Brands, Inc. Class A(Æ)	969	74
Fossil Group, Inc.(Æ)	397		44	CVS Caremark Corp.	7,136	483
GameStop Corp. Class A	1,714		60	GNC Holdings, Inc. Class A	545	28
Gannett Co., Inc.	2,937		81	Green Mountain Coffee Roasters, Inc.	526	43
General Motors Co.	7,169		259	Herbalife, Ltd.	359	23
Gentex Corp.	1,627		53	Hillshire Brands Co. (The)	755	27
Goodyear Tire & Rubber Co. (The)	2,724		64	Hormel Foods Corp.	3,024	137
Graham Holdings Co. Class B	105		66	Kimberly-Clark Corp.	2,919	319
H&R Block, Inc.	2,631		80	Kraft Foods Group, Inc.(Æ)	3,862	202
Harman International Industries, Inc.	482		50	Mead Johnson Nutrition Co. Class A	722	56
Hasbro, Inc.	1,950		96	Molson Coors Brewing Co. Class B	1,487	78
Home Depot, Inc.	8,950		688	Mondelez International, Inc. Class A	10,761	352
Hyatt Hotels Corp. Class A(Æ)	488		23	PepsiCo, Inc.	9,581	770
International Game Technology	2,651		38	Philip Morris International, Inc.	5,239	409
Interpublic Group of Cos., Inc. (The)	3,532		58	Procter & Gamble Co. (The)	14,110	1,081
Lamar Advertising Co. Class A(Æ)	451		22	Safeway, Inc.	2,324	73
Lear Corp.	1,437		104	Tyson Foods, Inc. Class A	2,568	96
Leggett & Platt, Inc.	680		20	Walgreen Co.	2,059	118
Lennar Corp. Class A	954		38			6,287
Liberty Media Corp. - Interactive(Æ)	2,762		74
Madison Square Garden Co. (The) Class				Energy - 9.1%
A(Æ)	323		19	Anadarko Petroleum Corp.	3,508	283
McDonald's Corp.	5,971		562	Apache Corp.	3,229	259
Michael Kors Holdings, Ltd.(Æ)	852		68	Cheniere Energy, Inc.(Æ)	1,236	54

See accompanying notes which are an integral part of this quarterly report.

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Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Chevron Corp.	10,996	1,228	Hudson City Bancorp, Inc.	5,916	53
Cobalt International Energy, Inc.(Æ)	440	7	Huntington Bancshares, Inc.	11,657	106
ConocoPhillips	8,741	568	IntercontinentalExchange Group, Inc.	514	107
CONSOL Energy, Inc.	4,549	170	JPMorgan Chase & Co.	19,843	1,098
Denbury Resources, Inc.	5,120	82	Kilroy Realty Corp.(ö)	1,430	75
Exxon Mobil Corp.	23,773	2,191	Legg Mason, Inc.	2,165	92
First Solar, Inc.(Æ)	501	25	Leucadia National Corp.	2,584	71
Halliburton Co.	7,617	373	Lincoln National Corp.	3,179	153
Helmerich & Payne, Inc.	1,227	108	Macerich Co. (The)(ö)	1,138	64
HollyFrontier Corp.	948	44	MasterCard, Inc. Class A	6,910	523
Kosmos Energy, Ltd.(Æ)	1,026	11	MBIA, Inc.(Æ)	504	6
Nabors Industries, Ltd.	4,749	81	MetLife, Inc.	6,782	333
National Oilwell Varco, Inc.	2,857	214	NASDAQ OMX Group, Inc. (The)	2,333	89
Noble Corp. PLC	1,228	38	Old Republic International Corp.	1,160	18
Occidental Petroleum Corp.	5,447	477	People's United Financial, Inc.	6,651	95
Peabody Energy Corp.	1,825	31	Plum Creek Timber Co., Inc.(ö)	2,000	86
QEP Resources, Inc.	1,612	50	Raymond James Financial, Inc.	1,908	97
Rowan Companies PLC(Æ)	1,570	49	Realty Income Corp.(ö)	1,467	60
Schlumberger, Ltd.	8,398	736	RenaissanceRe Holdings, Ltd.	1,137	103
SM Energy Co.	785	65	SEI Investments Co.	2,715	92
Superior Energy Services, Inc.	1,913	45	Simon Property Group, Inc.(ö)	2,569	398
Tesoro Corp.	1,113	58	SL Green Realty Corp.(ö)	803	75
Transocean, Ltd.	1,802	78	StanCorp Financial Group, Inc.	824	53
Ultra Petroleum Corp.(Æ)	832	20	Synovus Financial Corp.	8,193	27
Whiting Petroleum Corp.(Æ)	1,117	65	TD Ameritrade Holding Corp.	4,432	138
WPX Energy, Inc.(Æ)	2,077	40	Torchmark Corp.	2,123	160
		7,450	Total System Services, Inc.	2,598	78
			Unum Group	6,038	194
Financial Services - 17.3%			US Bancorp	13,270	527
Affiliated Managers Group, Inc.(Æ)	867	173	Visa, Inc. Class A	3,172	683
Alliance Data Systems Corp.(Æ)	375	90	Waddell & Reed Financial, Inc. Class A	2,936	190
American Capital Agency Corp.(ö)	1,397	29	Weingarten Realty Investors(ö)	2,356	68
American Express Co.	7,265	618	Wells Fargo & Co.	28,279	1,282
American International Group, Inc.	9,212	442	WR Berkley Corp.	1,829	71
Apartment Investment & Management Co.			XL Group PLC Class A	3,586	103
Class A(ö)	2,311	65	Zions Bancorporation	4,152	119
Ares Capital Corp.	3,489	62			14,255
Assurant, Inc.	1,255	82
Bank of America Corp.	57,159	957	Health Care - 12.3%
Berkshire Hathaway, Inc. Class B(Æ)	10,016	1,118	Abbott Laboratories	8,513	312
CapitalSource, Inc.	2,125	29	AbbVie, Inc.	8,513	419
CBRE Group, Inc. Class A(Æ)	3,976	106	Actavis PLC(Æ)	444	84
Chimera Investment Corp.(ö)	2,226	7	Aetna, Inc.	1,106	76
Cincinnati Financial Corp.	4,053	196	Allergan, Inc.	921	106
Citigroup, Inc.	15,471	734	Allscripts Healthcare Solutions, Inc.(Æ)	993	16
Comerica, Inc.	2,923	134	Amgen, Inc.	4,568	543
DDR Corp.(ö)	6,591	103	Baxter International, Inc.	4,204	287
Duke Realty Corp.(ö)	4,212	66	Biogen Idec, Inc.(Æ)	1,744	545
Dun & Bradstreet Corp. (The)	600	66	Bristol-Myers Squibb Co.	9,054	452
E*Trade Financial Corp.(Æ)	4,055	81	Bruker Corp.(Æ)	746	15
Eaton Vance Corp.	3,867	147	CareFusion Corp.(Æ)	2,178	89
Equifax, Inc.	1,139	80	Catamaran Corp.(Æ)	762	37
Federal Realty Investment Trust(ö)	1,153	126	Celgene Corp.(Æ)	1,645	250
Federated Investors, Inc. Class B	2,001	54	Dentsply International, Inc.	2,494	115
Fidelity National Financial, Inc. Class A	4,299	136	Eli Lilly & Co.	6,412	346
Fidelity National Information Services, Inc.	2,319	118	Express Scripts Holding Co.(Æ)	4,536	339
First Horizon National Corp.	3,802	45	Gilead Sciences, Inc.(Æ)	8,082	652
Fotex Holding SE(Æ)	12,491	397	HCA Holdings, Inc.(Æ)	842	42
Genworth Financial, Inc. Class A(Æ)	4,514	67	Health Net, Inc.(Æ)	409	13
Goldman Sachs Group, Inc. (The)	2,678	440	Henry Schein, Inc.(Æ)	1,290	148

See accompanying notes which are an integral part of this quarterly report.

284 Russell Strategic Call Overwriting Fund

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Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$ or Shares			$
Hill-Rom Holdings, Inc.	428	16	Ametek, Inc.	1,493	74
Hospira, Inc.(Æ)	1,347	59	Avery Dennison Corp.	1,187	58
IDEXX Laboratories, Inc.(Æ)	612	70	Boeing Co. (The)	4,758	596
Incyte Corp., Ltd.(Æ)	500	33	Booz Allen Hamilton Holding Corp. Class A	1,211	22
Johnson & Johnson	15,478	1,369	Caterpillar, Inc.	4,430	416
Medivation, Inc.(Æ)	424	34	Chicago Bridge & Iron Co.	461	35
Medtronic, Inc.	8,389	474	Cintas Corp.	1,276	73
Merck & Co., Inc.	16,419	870	Copa Holdings SA Class A	212	28
Myriad Genetics, Inc.(Æ)	401	11	Delta Air Lines, Inc.	3,227	99
Patterson Cos., Inc.	2,093	84	Emerson Electric Co.	6,226	411
PerkinElmer, Inc.	2,794	122	Flir Systems, Inc.	1,971	63
Pfizer, Inc.	38,135	1,159	Flowserve Corp.	2,703	195
Regeneron Pharmaceuticals, Inc.(Æ)	525	152	GATX Corp.	511	30
ResMed, Inc.	905	39	General Electric Co.	53,459	1,343
Sirona Dental Systems, Inc.(Æ)	468	34	Genpact, Ltd.(Æ)	676	11
Tenet Healthcare Corp.(Æ)	1,398	64	Harsco Corp.	1,543	39
United Therapeutics Corp.(Æ)	369	38	Honeywell International, Inc.	5,476	500
UnitedHealth Group, Inc.	6,346	459	IDEX Corp.	2,248	162
Varian Medical Systems, Inc.(Æ)	1,286	105	IHS, Inc. Class A(Æ)	339	38
		10,078	Iron Mountain, Inc.	1,017	27
			Jacobs Engineering Group, Inc.(Æ)	2,018	123
Materials and Processing - 3.6%			Joy Global, Inc.	1,124	59
Airgas, Inc.	844	87	Kennametal, Inc.	1,039	45
Albemarle Corp.	615	39	L-3 Communications Holdings, Inc.	1,630	181
Allegheny Technologies, Inc.	1,360	43	Mettler-Toledo International, Inc.(Æ)	508	125
Ball Corp.	2,047	105	Navistar International Corp.(Æ)	312	10
Bemis Co., Inc.	1,486	57	Oshkosh Corp.	638	35
Cabot Corp.	555	27	Pall Corp.	1,518	122
Cliffs Natural Resources, Inc.	1,341	26	Pitney Bowes, Inc.	2,023	51
Domtar Corp.	329	35	Quanta Services, Inc.(Æ)	1,940	60
Dow Chemical Co. (The)	7,301	332	Robert Half International, Inc.	1,651	69
EI du Pont de Nemours & Co.	5,841	356	Rockwell Collins, Inc.	1,972	149
FMC Corp.	1,611	114	RR Donnelley & Sons Co.	1,424	26
Huntsman Corp.	1,323	29	Ryder System, Inc.	494	35
International Flavors & Fragrances, Inc.	861	75	Snap-on, Inc.	769	77
Kronos Worldwide, Inc.	478	7	Southwest Airlines Co.	4,139	87
Lennox International, Inc.	551	48	Teekay Corp.	526	28
Masco Corp.	3,011	64	Textron, Inc.	2,991	106
MeadWestvaco Corp.	1,933	70	Tidewater, Inc.	722	37
Monsanto Co.	3,711	395	TransDigm Group, Inc.	332	55
Newmont Mining Corp.	2,293	50	Trimble Navigation, Ltd.(Æ)	1,732	56
Owens-Illinois, Inc.(Æ)	1,379	44	Union Pacific Corp.	3,294	574
Packaging Corp. of America	995	64	United Parcel Service, Inc. Class B	5,379	512
Praxair, Inc.	2,502	312	United Technologies Corp.	5,616	640
Reliance Steel & Aluminum Co.	589	41	URS Corp.	512	26
Rockwood Holdings, Inc.	1,147	79	Waters Corp.(Æ)	1,678	182
Royal Gold, Inc.	2,815	158	WESCO International, Inc.(Æ)	875	73
Sealed Air Corp.	2,145	67	Xylem, Inc.	2,411	80
Southern Copper Corp.	1,575	44			8,810
Steel Dynamics, Inc.	1,639	27
Tahoe Resources, Inc.(Æ)	2,899	52	Technology - 15.4%
United States Steel Corp.	2,527	66	3D Systems Corp.(Æ)	304	24
Vulcan Materials Co.	817	50	Advanced Micro Devices, Inc.(Æ)	5,010	17
		2,963	Akamai Technologies, Inc.(Æ)	1,200	57
			Ansys, Inc.(Æ)	309	24
Producer Durables - 10.7%			AOL, Inc.(Æ)	413	19
3M Co.	4,620	592	Apple, Inc.	4,783	2,394
Accenture PLC Class A	3,913	313	Avago Technologies, Ltd. Class A	839	46
AGCO Corp.	898	48	Avnet, Inc.	1,478	61
Allison Transmission Holdings, Inc.	500	14	Cadence Design Systems, Inc.(Æ)	4,432	63

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Call Overwriting Fund 285

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Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$ or Shares				$
Cisco Systems, Inc.	27,749	608	SCANA Corp.		3,235	153
Computer Sciences Corp.	949	57	TECO Energy, Inc.		7,299	120
Cree, Inc.(Æ)	943	57	Verizon Communications, Inc.		15,910	764
Electronic Arts, Inc.(Æ)	3,031	80	Westar Energy, Inc. Class A		1,532	51
Facebook, Inc. Class A(Æ)	8,223	514				3,580
Fortinet, Inc.(Æ)	757	16
Freescale Semiconductor, Ltd.(Æ)	543	10	Total Common Stocks
Google, Inc. Class A(Æ)	1,356	1,601	(cost $61,217)			76,712
Harris Corp.	1,332	92
Hewlett-Packard Co.	10,709	311	Options Purchased - 0.7%
IAC/InterActiveCorp	410	29	(Number of Contracts)
Informatica Corp.(Æ)	1,102	44	SPX Volatility Index Futures
Intel Corp.	26,046	639	(CBOE)
International Business Machines Corp.	6,238	1,102	Feb 2014 18.00 Call (550)	USD	55 (ÿ)	89
Jabil Circuit, Inc.	2,062	37	Mar 2014 20.00 Call (200)	USD	20 (ÿ)	29
JDS Uniphase Corp.(Æ)	3,969	53	Mar 2014 22.00 Call (150)	USD	15 (ÿ)	18
Lam Research Corp.(Æ)	1,621	82	Mar 2014 27.00 Call (450)	USD	45 (ÿ)	33
Leidos Holdings, Inc.	900	41	Apr 2014 20.00 Call (350)	USD	35 (ÿ)	60
Linear Technology Corp.	4,274	190	Apr 2014 25.00 Call (450)	USD	45 (ÿ)	48
LinkedIn Corp. Class A(Æ)	183	39	May 2014 20.00 Call (150)	USD	15 (ÿ)	30
LSI Corp.	5,065	56	May 2014 25.00 Call (450)	USD	45 (ÿ)	57
Marvell Technology Group, Ltd.	1,954	29	Feb 2014 12.00 Put (550)	USD	55 (ÿ)	1
Maxim Integrated Products, Inc.	1,820	55	Feb 2014 16.00 Put (200)	USD	20 (ÿ)	18
Microchip Technology, Inc.	2,564	115	Feb 2014 17.00 Put (300)	USD	30 (ÿ)	44
Micron Technology, Inc.(Æ)	7,807	180	Mar 2014 17.00 Put (500)	USD	50 (ÿ)	94
Microsoft Corp.	40,184	1,521	Apr 2014 16.00 Put (300)	USD	30 (ÿ)	44
NetSuite, Inc.(Æ)	320	34	Total Options Purchased
NeuStar, Inc. Class A(Æ)	844	29	(cost $545)			565
Oracle Corp.	21,559	796
QUALCOMM, Inc.	9,380	696	Short-Term Investments - 7.4%
SBA Communications Corp. Class A(Æ)	1,440	134	Russell U.S. Cash Management Fund	6,067,795 (∞)		6,068
Science Applications International Corp.	514	19
Seagate Technology PLC	2,065	109	Total Short-Term Investments
Skyworks Solutions, Inc.(Æ)	674	20	(cost $6,068)			6,068
SolarWinds, Inc.(Æ)	314	12	Total Investments 101.4%
Splunk, Inc.(Æ)	453	35	(identified cost $67,830)			83,345
Teradyne, Inc.(Æ)	2,531	48
Texas Instruments, Inc.	7,670	325	Other Assets and Liabilities,
VeriSign, Inc.(Æ)	1,322	78	Net - (1.4%)			(1,118)
Vishay Intertechnology, Inc.	1,240	17
VMware, Inc. Class A(Æ)	362	33	Net Assets - 100.0%			82,227
Zynga, Inc. Class A(Æ)	1,760	8
		12,656

Utilities - 4.4%
AGL Resources, Inc.	1,337	64
Ameren Corp.	4,785	181
American Electric Power Co., Inc.	4,308	210
AT&T, Inc.	19,527	651
Calpine Corp.(Æ)	2,233	42
CMS Energy Corp.	8,171	227
Duke Energy Corp.	5,607	396
Frontier Communications Corp.	4,965	23
Integrys Energy Group, Inc.	1,111	60
NiSource, Inc.	5,272	181
NRG Energy, Inc.	4,610	129
OGE Energy Corp.	621	21
Pepco Holdings, Inc.	4,275	83
Pinnacle West Capital Corp.	2,955	156
Questar Corp.	2,916	68

See accompanying notes which are an integral part of this quarterly report.

286 Russell Strategic Call Overwriting Fund

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures (CME)			42	USD	3,731	03/14	(20)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(20)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price	Amount		Date	$
S&P 500 Index	Call	100	1,780.00	USD	10	02/07/14	(178)
S&P 500 Index	Call	55	1,770.00	USD	5	02/07/14	(153)
S&P 500 Index	Call	60	1,790.00	USD	6	02/07/14	(82)
S&P 500 Index	Call	55	1,765.00	USD	6	02/14/14	(160)
S&P 500 Index	Call	60	1,800.00	USD	6	02/14/14	(88)
S&P 500 Index	Call	60	1,765.00	USD	6	02/22/14	(216)
S&P 500 Index	Call	60	1,750.00	USD	6	02/28/14	(290)
SPX Volatility Index Futures (CBOE)	Call	550	13.00	USD	55	02/19/14	(253)
Total Liability for Options Written (premiums received $1,320)							(1,420)

Transactions in options written contracts for the period ended January 31, 2014 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2013	930	$ 331
Opened	16,431	5,812
Closed	(16,361)	(4,823)
Outstanding January 31, 2014	1,000	$ 1,320

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$10,633	$—		$—	$10,633
Consumer Staples	6,287	—		—	6,287
Energy	7,450	—		—	7,450
Financial Services	14,255	—		—	14,255
Health Care	10,078	—		—	10,078
Materials and Processing	2,963	—		—	2,963
Producer Durables	8,810	—		—	8,810
Technology	12,656	—		—	12,656
Utilities	3,580	—		—	3,580
Options Purchased	565	—		—	565
Short-Term Investments	—	6,068		—	6,068
Total Investments	77,277	6,068		—	83,345

Other Financial Instruments
Futures Contracts	(20)	—		—	(20)
Options Written	(1,420)	—		—	(1,420)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Call Overwriting Fund 287

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Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Total Other Financial Instruments*	$(1,440)	$—	$—	$(1,440)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

288 Russell Strategic Call Overwriting Fund

Russell Investment Company Russell Funds

Notes to Schedules of Investments — January 31, 2014 (Unaudited)

Footnotes:

(Æ) Nonincome-producing security.

(Ï) Forward commitment.

(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.

(ö) Real Estate Investment Trust (REIT).

(µ) Bond is insured by a guarantor.

(Ø) In default.

(ç) At amortized cost, which approximates market value. (~ ) Rate noted is yield-to-maturity from date of acquisition.

(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

(§) All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.

(x) The security is purchased with the cash collateral from the securities loaned.

(Ñ) All or a portion of the shares of this security are on loan.

(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.

(Å) Illiquid and restricted security.

(Û) All or a portion of the shares of this security are held as collateral in connection with securities sold short.

(ÿ) Notional Amount.

(∞) Unrounded units.

(å) Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Statement of Assets and Liabilities.

(¡) All or a portion of the shares of this security are held as collateral in connection with options written contracts.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

BBR - Bank Bill Rate

BBSW - Bank Bill Swap Reference Rate

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

 EMU - European Economic and Monetary Union

 EURIBOR - Euro Interbank Offered Bank

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

SFE - Sydney Futures Exchange

TBA - To Be Announced Security

UK - United Kingdom

Notes to Schedules of Investments 289

Russell Investment Company Russell Funds

Notes to Schedules of Investments, continued — January 31, 2014 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD - Hong Kong dollar	PHP - Philippine peso
AUD - Australian dollar	HUF - Hungarian forint	PKR - Pakistani rupee
BRL - Brazilian real	IDR - Indonesian rupiah	PLN - Polish zloty
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNY - Chinese renminbi yuan	ITL - Italian lira	SKK - Slovakian koruna
COP - Colombian peso	JPY - Japanese yen	THB - Thai baht
CRC - Costa Rican colon	KES - Kenyan schilling	TRY - Turkish lira
CZK - Czech koruna	KRW - South Korean won	TWD - Taiwanese dollar
DKK - Danish krone	MXN - Mexican peso	USD - United States dollar
DOP - Dominican peso	MYR - Malaysian ringgit	UYU – Uruguayan peso
EGP - Egyptian pound	NOK - Norwegian krone	VEB - Venezuelan bolivar
EUR - Euro	NGN – Nigerian naira	VND - Vietnamese dong
GBP - British pound sterling	NZD - New Zealand dollar	ZAR - South African rand
GHS - Ghana cedi	PEN - Peruvian nuevo sol

290 Notes to Schedules of Investments

Russell Investment Company Russell Funds

Notes to Quarterly Report — January 31, 2014 (Unaudited)

1. Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 37 different investment portfolios referred to as Funds. This Quarterly Report reports on 22 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Debt obligation securities maturing within 60 days at the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent the fair value of such short-term debt obligation securities. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• •

Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RFSC, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows: Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. If the redemption terms require greater than 90 days notice for redemptions, then the investment will be categorized as Level 3. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally

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cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of significant events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

The Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity, Russell U.S. Large Cap Equity, Russell U.S. Mid Cap Equity, Russell U.S. Small Cap Equity, Russell International Developed Markets, Russell Tax-Managed U.S. Large Cap, Russell Tax-Managed U.S. Mid & Small Cap, Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond, Russell Tax Exempt Bond, Russell Commodity Strategies, Russell Global Infrastructure, Russell Global Real Estate Securities, Russell Multi-Strategy Alternative and Russell Strategic Call Overwriting Funds had no transfers between Levels 1, 2 and 3 for the period ended January 31, 2014.

The Russell Global Equity and Russell Emerging Markets Funds had transfers from Level 1 to Level 2 representing securities that were fair valued due to a foreign market holiday. The amounts transferred were as follows:

Russell Global Equity Fund	$ 4,959
Russell Emerging Markets Fund	1,346,531

Level 3 Fair Value Investments

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows: Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RFSC and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RFSC believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RFSC would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

RFSC employs third party pricing vendors to provide fair value measurements. RFSC oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases (decreases) in the redemption value would have a direct and proportional impact to fair value.

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The significant unobservable input used in the fair value measurement of certain of the Funds’ debt securities is the yield to worst ratio. Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Schedule of Investments for each respective fund as applicable.

If third party evaluated vendor pricing is neither available or deemed to be indicative of fair value, RFSC may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RFSC does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RFSC is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation and additional disclosure about fair value measurements, if any, have been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed subsequent to the ex-dividend date. Interest income is recorded daily on the accrual basis. The fixed income Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects

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of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectuses and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Russell Tax Exempt Bond Fund, Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund, may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-traded or cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearinghouse and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-traded and cleared transactions are noted as collateral or margin requirements in the Schedule of Investments.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements of Operations, for the period ended January 31, 2014, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended January 31, 2014, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

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Funds	Strategies
Russell International Developed Markets Fund	Exposing cash to markets and trade settlement
Russell Global Equity Fund	Exposing cash to markets and trade settlement
Russell Emerging Markets Fund	Exposing cash to markets and trade settlement
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Global Infrastructure Fund	Exposing cash to markets and trade settlement
Russell Global Real Estate Securities Fund	Exposing cash to markets and trade settlement
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds’ period end foreign currency exchange contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2014.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell (write) call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

As of January 31, 2014, the Russell Strategic Call Overwriting Fund pledged securities valued at $27,344,384 as collateral in connection with options.

For the period ended January 31, 2014, the Funds purchased/sold options primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Strategic Call Overwriting Fund	Return enhancement and hedging

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The Funds’ period end options contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2014.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency, index futures contracts) and commodity futures contracts (Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund only). The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended January 31, 2014, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Core Equity Fund	Exposing cash to markets
Russell U.S. Defensive Equity Fund	Exposing cash to markets
Russell U.S. Dynamic Equity Fund	Exposing cash to markets
Russell U.S. Strategic Equity Fund	Exposing cash to markets
Russell U.S. Large Cap Equity Fund	Exposing cash to markets
Russell U.S. Mid Cap Equity Fund	Exposing cash to markets
Russell U.S. Small Cap Equity Fund	Exposing cash to markets
Russell International Developed Markets Fund	Return enhancement and exposing cash to markets
Russell Global Equity Fund	Return enhancement and exposing cash to markets
Russell Emerging Markets Fund	Exposing cash to markets
Russell Tax-Managed U.S. Large Cap Fund	Exposing cash to markets
Russell Tax-Managed U.S. Mid & Small Cap Fund	Exposing cash to markets
Russell Global Opportunistic Credit Fund	Exposing cash to markets
Russell Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Investment Grade Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Short Duration Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Commodity Strategies Fund	Return enhancement
Russell Global Infrastructure Fund	Exposing cash to markets
Russell Global Real Estate Securities Fund	Exposing cash to markets
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Strategic Call Overwriting Fund	Hedging and exposing cash to markets

As of January 31, 2014, the Funds had cash collateral balances in connection with futures contracts purchased/sold as follows:

	Cash Collateral for Futures	Due to Broker
Russell U.S. Core Equity Fund	$ 42,892,271	$ (35,580,000)
Russell U.S. Defensive Equity Fund	$ 2,283,000	$ —
Russell U.S. Dynamic Equity Fund	$ 1,805,417	$ —
Russell U.S. Strategic Equity Fund	$ 8,041,000	$ —
Russell U.S. Large Cap Equity Fund	$ 1,219,000	$ —
Russell U.S. Mid Cap Equity Fund	$ 492,000	$ —
Russell U.S. Small Cap Equity Fund	$ 9,820,062	$ —
Russell International Developed Markets Fund	$ 52,822,518	$ —
Russell Global Equity Fund	$ 37,050,000	$ —
Russell Emerging Markets Fund	$ 23,045,000	$ —
Russell Tax-Managed U.S. Large Cap Fund	$ 2,800,000	$ —
Russell Tax-Managed U.S. Mid & Small Cap Fund $	1,245,007	$ —
Russell Global Opportunistic Credit Fund	$ 1,460,000	$ —
Russell Strategic Bond Fund	$ 21,361,000	$ —
Russell Investment Grade Bond Fund	$ 3,094,000	$ —

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	Cash Collateral for Futures	Due to Broker
Russell Short Duration Bond Fund	$ 1,900,000	$ —
Russell Global Infrastructure Fund	$ 7,540,000	$ —
Russell Global Real Estate Securities Fund	$ 3,400,000	$ —
Russell Strategic Call Overwriting Fund	$ 450,000	$ —

The Funds’ period end futures contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2014.

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked (Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund only), index (total return) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on it’s obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. The Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet the credit quality limitations of RIMCo. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of BBB- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

As of January 31, 2014, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:

	Cash Collateral for Swaps	Due to Broker
Russell Global Opportunistic Credit Fund	$ 6,809,665	$ 450,000
Russell Strategic Bond Fund	$ 10,965,725	$ 3,319,000
Russell Investment Grade Bond Fund	$ 3,437,966	$ 3,564,120
Russell Short Duration Bond Fund	$ 2,574,507	$ 597,143
Russell Commodity Strategies Fund	$ 104,048,000	$ —
Russell Global Real Estate Securities Fund	$ 1,500,000	$ —
Russell Multi-Strategy Alternative Fund	$ 24,636,000	$ —

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Credit Default Swaps

The fixed income funds and the Russell Multi-Strategy Alternative Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Each fixed income fund and the Russell Multi-Strategy Alternative Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The fixed income funds and the Russell Multi-Strategy Alternative Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and

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may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31, 2014 for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended January 31, 2014, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Russell Global Opportunistic Credit Fund	Exposing cash to markets
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds’ period end credit default swap contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2014.

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIMCo or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended January 31, 2014, the Funds entered into interest rate swaps primarily for the strategies listed below:

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Funds	Strategies
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

Index Swaps

Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended January 31, 2014, the Funds entered into index swaps primarily for the strategies listed below:

Funds	Strategies
Russell Emerging Markets Fund	Exposing cash to markets
Russell Strategic Bond Fund	Exposing cash to markets
Russell Investment Grade Bond Fund	Exposing cash to markets
Russell Commodity Strategies Fund	Return enhancement
Russell Global Real Estate Securities Fund	Exposing cash to markets
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds’ period end index swap contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2014.

Currency Swaps

Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

The Funds’ period end currency swap contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2014.

Commodity-Linked Instruments

The Russell Commodity Strategies and the Russell Multi-Strategy Alternative Funds invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.

The Russell Commodity Strategies and the Russell Multi-Strategy Alternative Funds may invest in commodity-linked notes. Commodity linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.

The Funds’ period end interest rate swap contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2014.

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ISDA Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Loan Agreements

The Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond and Russell Multi-Strategy Alternative Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. As of January 31, 2014, the Russell Multi-Strategy Alternative Fund had $0 in unfunded loan commitments.

Certificates of Participation

Certain Funds may purchase certificates of participation, also known as participation notes or participation interest notes. Certificates of participation are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of certificates of participation will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in certificates of participation involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of certificates of participation will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the certificates of participation and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the certificates of participation are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit Linked Notes

The Russell Global Opportunistic Credit and Russell Multi-Strategy Alternative Funds may purchase credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales

The Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity and Russell Multi-Strategy Alternative Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must return the borrowed security. The Funds will realize a gain if the security declines in price between those dates. Short sales expose the Funds to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

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Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds also may use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short). As of January 31, 2014, the Russell U.S. Dynamic Equity Fund held $146,474,158, the Russell U.S. Strategic Equity Fund held $109,522,709 and the Russell Multi-Strategy Alternative Fund held $62,784,350 as collateral.

Emerging Markets Securities

The Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt

The Funds may invest in emerging markets debt. A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements

The fixed income funds and the Russell Multi-Strategy Alternative and Russell Strategic Call Overwriting Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial

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mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be

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sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

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A to be announced (“TBA”) security is a forward mortgage-backed securities trade in which the fixed income funds may invest. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

As of January 31, 2014, the Funds had cash collateral balance in connection with TBAs as follows:

Due to Broker
Russell Strategic Bond Fund	$ 4,017,000

Inflation-Indexed Bonds

The fixed income funds and the Russell Multi-Strategy Alternative Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. This could cause a Fund to underperform other types of investments.

3. Investment in Russell Cayman Commodity Strategies Fund Ltd. and Russell Cayman Multi-Strategy Alternative Fund Ltd.

The Russell Cayman Commodity Strategies Fund Ltd. and Russell Cayman Multi-Strategy Alternative Fund Ltd. (each a “Subsidiary”) are Cayman Island exempted companies and wholly owned subsidiaries of the Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. Each Fund is the sole shareholder of its respective Subsidiary and it is intended that each Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of January 31, 2014, net assets of the Russell Commodity Strategies Fund were $1,129,903,375 of which $212,726,950, or approximately 19%, represents the Fund’s ownership of the shares of its Subsidiary, and net assets of the Russell Multi-Strategy Alternative Fund were $978,407,975 of which $33,944,744, or approximately 3%, represents the Fund’s ownership of the shares of its Subsidiary.

The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest up to 25% of their total assets in their Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that

306 Notes to Quarterly Report

Russell Investment Company Russell Funds

Notes to Quarterly Report, continued — January 31, 2014 (Unaudited)

provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The Schedule of Investments for each of the Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 331/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. As of January 31, 2014, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and BBH and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by BBH and approved by RIMCo.

Each Fund that participates in the securities lending program has cash collateral invested in the Russell U.S. Cash Collateral Fund.

4. Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. RIMCo is a wholly-owned subsidiary of Frank Russell Company (an indirect subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIC and RIMCo.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of January 31, 2014, the Funds had invested $4,141,866,612 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $746,684,775 is invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo.

5. Federal Income Taxes

At January 31, 2014, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

	Russell U.S. Core	Russell U.S. Defensive Russell U.S. Dynamic		Russell U.S. Strategic	Russell U.S. Large
	Equity Fund	Equity Fund	Equity Fund	Equity Fund	Cap Equity Fund
Cost of Investments	$ 1,650,735,017	$ 1,247,467,028 $	677,658,222 $	2,761,018,524	$ 310,009,809
Unrealized Appreciation	$ 366,271,805	$ 160,745,146	$ 99,989,974	$ 420,128,676	$ 55,812,964
Unrealized Depreciation	(31,816,074)	(15,842,610)	(11,090,270)	(44,814,448)	(2,698,603)
Net Unrealized Appreciation (Depreciation)	$ 334,455,731	$ 144,902,536	$ 88,899,704	$ 375,314,228	$ 53,114,361
			Russell International
	Russell U.S. Mid Cap	Russell U.S. Small	Developed Markets	Russell Global Equity	Russell Emerging
	Equity Fund	Cap Equity Fund	Fund	Fund	Markets Fund
Cost of Investments	$ 152,997,402	$ 2,063,264,861 $	3,840,355,688 $	2,671,568,599	$ 2,677,661,968
Unrealized Appreciation	$ 25,793,649	$ 247,893,494	$ 507,014,807	$ 684,069,561	$ 84,425,442
Unrealized Depreciation	(2,756,318)	(41,303,115)	(114,428,996)	(64,087,131)	(57,303,100)
Net Unrealized Appreciation (Depreciation)	$ 23,037,331	$ 206,590,379	$ 392,585,811	$ 619,982,430	$ 27,122,342

Notes to Quarterly Report 307

Russell Investment Company Russell Funds

Notes to Quarterly Report, continued — January 31, 2014 (Unaudited)

		Russell Tax-Managed	Russell Global
	Russell Tax-Managed	U.S. Mid & Small Cap	Opportunistic Credit	Russell Strategic Bond	Russell Investment
	U.S. Large Cap Fund	Fund	Fund	Fund	Grade Bond Fund
Cost of Investments	$ 701,540,272	$ 208,933,450	$ 1,464,569,804	$8,569,120,353	$ 1,896,237,447
Unrealized Appreciation	$ 199,902,294	$85,267,470	$ 23,537,846	$168,833,921	$ 25,196,161
Unrealized Depreciation	(8,965,426)	(2,982,894)	(48,759,209)	(97,020,640)	(15,531,052)
Net Unrealized Appreciation (Depreciation)	$ 190,936,868	$82,284,576	$ (25,221,363)	$71,813,281	$ 9,665,109

	Russell Short	Russell Tax Exempt	Russell Commodity	Russell Global	Russell Global Real
	Duration Bond Fund	Bond Fund	Strategies Fund Infrastructure Fund		Estate Securities Fund
Cost of Investments	$ 1,310,963,794	$ 906,246,583	$ 1,084,112,301	$1,567,759,454 $ 1,571,524,301
Unrealized Appreciation	$ 12,861,412	$ 27,305,393	$ 2,266	$125,273,708	$ 202,070,170
Unrealized Depreciation	(7,534,057)	(5,358,492)	(177,720)	(24,785,937)	(26,672,215)
Net Unrealized Appreciation (Depreciation)	$ 5,327,355	$ 21,946,901	$ (175,454)	$100,487,771	$ 175,397,955

Russell Multi-Strategy Russell Strategic Call
	Alternative Fund	Overwriting Fund
Cost of Investments	$ 850,724,890	$ 67,845,811
Unrealized Appreciation	$ 27,655,127	$ 16,445,921
Unrealized Depreciation	(7,560,446)	(946,955)
Net Unrealized Appreciation (Depreciation)	$ 20,094,681	$ 15,498,966

6. Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.

7. Pending Legal Proceedings

On October 17, 2013, Fred McClure filed a derivative lawsuit against Russell Investment Management Company (“RIMCo”) on behalf of ten funds: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended, for the alleged payment of excessive investment management fees to RIMCo. Although this action was purportedly filed on behalf of these ten Funds, none of these ten Funds are themselves parties to the suit. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of these funds. The plaintiffs seek recovery of the amount of compensation or payments received from these ten Funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid. RIMCo intends to vigorously defend the action.

8. Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

308 Notes to Quarterly Report

Russell Investment Company Russell Funds

Shareholder Requests for Additional Information — January 31, 2014 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2013 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information 309

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

2014 QUARTERLY REPORT

LifePoints® Funds

JANUARY 31, 2014

FUND	SHARE CLASS
Conservative Strategy Fund	A, C, E, R1, R2, R3, S
Moderate Strategy Fund	A, C, E, R1, R2, R3, S
Balanced Strategy Fund	A, C, E, R1, R2, R3, S
Growth Strategy Fund	A, C, E, R1, R2, R3, S
Equity Growth Strategy Fund	A, C, E, R1, R2, R3, S
2015 Strategy Fund	R1, R2, R3
2020 Strategy Fund	A, E, R1, R2, R3, S
2025 Strategy Fund	R1, R2, R3
2030 Strategy Fund	A, E, R1, R2, R3, S
2035 Strategy Fund	R1, R2, R3
2040 Strategy Fund	A, E, R1, R2, R3, S
2045 Strategy Fund	R1, R2, R3
2050 Strategy Fund	R1, R2, R3
2055 Strategy Fund	R1, R2, R3
In Retirement Fund	A, R1, R2, R3

Russell Investment
Company

Russell Investment Company is a
series investment company with
37 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 15 of
these Funds.

RussellInvestmentCompany

LifePoints® Funds

QuarterlyReport

January 31, 2014 (Unaudited)

Table of Contents

Page
Conservative Strategy Fund	3
Moderate Strategy Fund	4
Balanced Strategy Fund	5
Growth Strategy Fund	6
Equity Growth Strategy Fund	7
2015 Strategy Fund	8
2020 Strategy Fund	9
2025 Strategy Fund	10
2030 Strategy Fund	11
2035 Strategy Fund	12
2040 Strategy Fund	13
2045 Strategy Fund	14
2050 Strategy Fund	15
2055 Strategy Fund	16
In Retirement Fund	17
Notes to Quarterly Report	18
ShareholderRequestsforAdditionalInformation	23

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2014. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Company Conservative Strategy Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 9.0%
RussellCommodityStrategiesFund	998,734	8,329
Russell Global Infrastructure Fund	1,903,059	22,228
Russell Global Real Estate Securities
Fund	229,499	8,324
RussellMulti-StrategyAlternativeFund	1,090,634	11,125
		50,006

Domestic Equities - 8.9%
Russell U.S.Core EquityFund	354,458	13,753
Russell U.S.DefensiveEquityFund	543,786	22,105
Russell U.S.DynamicEquityFund	727,034	8,259
Russell U.S.Small Cap EquityFund	182,527	5,461
		49,578

Fixed Income - 72.3%
Russell Global Opportunistic Credit Fund	2,257,688	22,238
Russell InvestmentGrade Bond Fund	3,304,763	72,540
Russell ShortDurationBondFund	7,470,538	144,928
Russell StrategicBond Fund	14,844,598	161,806
		401,512

International Equities - 9.8%
RussellEmergingMarketsFund	487,666	8,203
Russell Global Equity Fund	2,237,634	24,569
RussellInternationalDevelopedMarkets
Fund	612,645	21,712
		54,484

Total Investments 100.0%
(identified cost $504,386)		555,580

Other Assets and Liabilities,
Net - (0.0%)		(59)

Net Assets - 100.0%		555,521

See accompanying notes which are an integral part of this quarterly report.

ConservativeStrategyFund3

Russell Investment Company Moderate Strategy Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 12.5%
RussellCommodityStrategiesFund	2,443,529	20,379
Russell Global Infrastructure Fund	3,881,399	45,335
Russell Global Real Estate Securities
Fund	561,199	20,355
RussellMulti-StrategyAlternativeFund	2,665,809	27,191
		113,260

Domestic Equities - 14.4%
Russell U.S.Core EquityFund	1,149,255	44,591
Russell U.S.DefensiveEquityFund	1,216,001	49,430
Russell U.S.DynamicEquityFund	1,565,557	17,785
Russell U.S.Small Cap EquityFund	594,504	17,788
		129,594

Fixed Income - 55.5%
Russell Global Opportunistic Credit Fund	3,676,921	36,217
Russell InvestmentGrade Bond Fund	7,466,959	163,900
Russell StrategicBond Fund	27,565,522	300,464
		500,581

International Equities - 17.6%
RussellEmergingMarketsFund	1,704,878	28,676
Russell Global Equity Fund	5,452,406	59,868
RussellInternationalDevelopedMarkets
Fund	1,994,334	70,679
		159,223

Total Investments 100.0%
(identified cost $797,651)		902,658

Other Assets and Liabilities,
Net - 0.0%		35

Net Assets - 100.0%		902,693

See accompanying notes which are an integral part of this quarterly report.

4 Moderate Strategy Fund

Russell Investment Company Balanced Strategy Fund

Schedule of Investments — Janury 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 12.1%
RussellCommodityStrategiesFund	9,044,373	75,430
Russell Global Infrastructure Fund	16,130,340	188,402
Russell Global Real Estate Securities
Fund	2,071,537	75,135
RussellMulti-StrategyAlternativeFund	11,078,558	113,001
		451,968

Domestic Equities - 26.3%
Russell U.S.Core EquityFund	7,633,839	296,193
Russell U.S.DefensiveEquityFund	7,338,889	298,326
Russell U.S.DynamicEquityFund	19,487,954	221,383
Russell U.S.Small Cap EquityFund	5,552,180	166,121
		982,023

Fixed Income - 32.6%
Russell Global Opportunistic Credit Fund	15,255,974	150,272
Russell StrategicBond Fund	97,684,700	1,064,763
		1,215,035

International Equities - 29.0%
RussellEmergingMarketsFund	13,053,181	219,554
Russell Global Equity Fund	36,883,323	404,979
RussellInternationalDevelopedMarkets
Fund	12,934,107	458,385
		1,082,918

Total Investments 100.0%
(identified cost $3,392,637)		3,731,944

Other Assets and Liabilities,
Net - 0.0%		48

Net Assets - 100.0%		3,731,992

See accompanying notes which are an integral part of this quarterly report.

BalancedStrategyFund 5

Russell Investment Company Growth Strategy Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 16.7%
RussellCommodityStrategiesFund	10,679,017	89,063
Russell Global Infrastructure Fund	12,198,736	142,481
Russell Global Real Estate Securities
Fund	1,795,910	65,138
RussellMulti-StrategyAlternativeFund	9,288,486	94,742
		391,424

Domestic Equities - 31.0%
Russell U.S.Core EquityFund	5,427,543	210,589
Russell U.S.DefensiveEquityFund	4,916,771	199,867
Russell U.S.DynamicEquityFund	14,367,476	163,214
Russell U.S.Small Cap EquityFund	5,086,591	152,191
		725,861

Fixed Income - 16.2%
Russell Global Opportunistic Credit Fund	14,395,490	141,796
Russell StrategicBond Fund	21,938,297	239,127
		380,923

International Equities - 36.1%
RussellEmergingMarketsFund	10,286,751	173,023
Russell Global Equity Fund	30,708,539	337,180
RussellInternationalDevelopedMarkets
Fund	9,472,041	335,689
		845,892

Total Investments 100.0%
(identified cost $2,123,468)		2,344,100

Other Assets and Liabilities,
Net - (0.0%)		(315)

Net Assets - 100.0%		2,343,785

See accompanying notes which are an integral part of this quarterly report.

6 Growth Strategy Fund

Russell Investment Company Equity Growth Strategy Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 16.2%
RussellCommodityStrategiesFund	3,022,871	25,211
Russell Global Infrastructure Fund	5,182,284	60,529
Russell Global Real Estate Securities
Fund	693,406	25,150
RussellMulti-StrategyAlternativeFund	4,938,788	50,375
		161,265

Domestic Equities - 34.5%
Russell U.S.Core EquityFund	2,566,657	99,586
Russell U.S.DefensiveEquityFund	1,969,789	80,072
Russell U.S.DynamicEquityFund	7,878,918	89,505
Russell U.S.Small Cap EquityFund	2,489,147	74,475
		343,638

Fixed Income - 8.1%
Russell Global Opportunistic Credit Fund	8,168,099	80,456

International Equities - 41.2%
RussellEmergingMarketsFund	4,692,910	78,935
Russell Global Equity Fund	14,437,226	158,520
RussellInternationalDevelopedMarkets
Fund	4,881,543	173,002
		410,457

Total Investments 100.0%
(identified cost $911,772)		995,816

Other Assets and Liabilities,
Net - (0.0%)		(127)

Net Assets - 100.0%		995,689

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 7

Russell Investment Company 2015 Strategy Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares

Alternative - 5.4%
RussellCommodityStrategiesFund	107,296	895
Russell Global Real Estate Securities
Fund	24,608	892
		1,787

Domestic Equities - 13.8%
Russell U.S.Core EquityFund	34,616	1,343
Russell U.S.DefensiveEquityFund	43,731	1,778
Russell U.S.DynamicEquityFund	69,183	786
Russell U.S.Small Cap EquityFund	22,876	684
		4,591

Fixed Income - 66.5%
Russell InvestmentGrade Bond Fund	305,039	6,696
Russell ShortDurationBondFund	103,185	2,002
Russell StrategicBond Fund	1,227,837	13,383
		22,081

International Equities - 14.3%
RussellEmergingMarketsFund	27,106	456
Russell Global Equity Fund	169,160	1,857
RussellInternationalDevelopedMarkets
Fund	68,722	2,436
		4,749

Total Investments 100.0%
(identified cost $28,277)		33,208

Other Assets and Liabilities,
Net - (0.0%)		(5)

Net Assets - 100.0%		33,203

See accompanying notes which are an integral part of this quarterly report.

8 2015 Strategy Fund

Russell Investment Company 2020 Strategy Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares

Alternative - 6.2%
RussellCommodityStrategiesFund	693,955	5,787
Russell Global Real Estate Securities
Fund	149,570	5,425
		11,212

Domestic Equities - 19.0%
Russell U.S.Core EquityFund	276,409	10,725
Russell U.S.DefensiveEquityFund	273,887	11,133
Russell U.S.DynamicEquityFund	597,317	6,786
Russell U.S.Small Cap EquityFund	190,389	5,696
		34,340

Fixed Income - 56.5%
Russell InvestmentGrade Bond Fund	1,325,928	29,104
Russell StrategicBond Fund	6,673,564	72,742
		101,846

International Equities - 18.3%
RussellEmergingMarketsFund	232,134	3,904
Russell Global Equity Fund	1,036,327	11,379
RussellInternationalDevelopedMarkets
Fund	499,958	17,719
		33,002

Total Investments 100.0%
(identified cost $144,494)		180,400

Other Assets and Liabilities,
Net - (0.0%)		(27)

Net Assets - 100.0%		180,373

See accompanying notes which are an integral part of this quarterly report.

2020 Strategy Fund 9

Russell Investment Company 2025 Strategy Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares

Alternative - 6.7%
RussellCommodityStrategiesFund	189,553	1,581
Russell Global Real Estate Securities
Fund	35,092	1,273
		2,854

Domestic Equities - 25.2%
Russell U.S.Core EquityFund	95,199	3,694
Russell U.S.DefensiveEquityFund	70,226	2,854
Russell U.S.DynamicEquityFund	223,147	2,535
Russell U.S.Small Cap EquityFund	52,811	1,580
		10,663

Fixed Income - 45.2%
Russell InvestmentGrade Bond Fund	96,719	2,123
Russell StrategicBond Fund	1,557,641	16,978
		19,101

International Equities - 22.9%
RussellEmergingMarketsFund	68,836	1,158
Russell Global Equity Fund	287,631	3,158
RussellInternationalDevelopedMarkets
Fund	151,123	5,356
		9,672

Total Investments 100.0%
(identified cost $34,522)		42,290

Other Assets and Liabilities,
Net - (0.0%)		(7)

Net Assets - 100.0%		42,283

See accompanying notes which are an integral part of this quarterly report.

10 2025 Strategy Fund

Russell Investment Company 2030 Strategy Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares

Alternative - 8.5%
RussellCommodityStrategiesFund	1,010,327	8,426
Russell Global Real Estate Securities
Fund	162,967	5,911
		14,337

Domestic Equities - 32.5%
Russell U.S.Core EquityFund	519,804	20,169
Russell U.S.DefensiveEquityFund	310,759	12,632
Russell U.S.DynamicEquityFund	1,185,334	13,465
Russell U.S.Small Cap EquityFund	280,827	8,402
		54,668

Fixed Income - 30.1%
Russell StrategicBond Fund	4,650,325	50,689

International Equities - 28.9%
RussellEmergingMarketsFund	349,793	5,884
Russell Global Equity Fund	1,375,586	15,104
RussellInternationalDevelopedMarkets
Fund	778,483	27,589
		48,577

Total Investments 100.0%
(identified cost $126,507)		168,271

Other Assets and Liabilities,
Net - (0.0%)		(20)

Net Assets - 100.0%		168,251

See accompanying notes which are an integral part of this quarterly report.

2030 Strategy Fund 11

Russell Investment Company 2035 Strategy Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares

Alternative - 11.1%
RussellCommodityStrategiesFund	216,721	1,807
Russell Global Real Estate Securities
Fund	41,085	1,490
		3,297

Domestic Equities - 41.9%
Russell U.S.Core EquityFund	122,057	4,736
Russell U.S.DefensiveEquityFund	58,429	2,375
Russell U.S.DynamicEquityFund	299,890	3,407
Russell U.S.Small Cap EquityFund	64,127	1,918
		12,436

Fixed Income - 10.3%
Russell StrategicBond Fund	279,418	3,046

International Equities - 36.7%
RussellEmergingMarketsFund	78,833	1,326
Russell Global Equity Fund	308,456	3,387
RussellInternationalDevelopedMarkets
Fund	174,011	6,167
		10,880

Total Investments 100.0%
(identified cost $22,843)		29,659

Other Assets and Liabilities,
Net - (0.0%)		(6)

Net Assets - 100.0%		29,653

See accompanying notes which are an integral part of this quarterly report.

12 2035 Strategy Fund

Russell Investment Company 2040 Strategy Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares

Alternative - 11.0%
RussellCommodityStrategiesFund	963,180	8,033
Russell Global Real Estate Securities
Fund	185,007	6,710
		14,743

Domestic Equities - 42.0%
Russell U.S.Core EquityFund	549,900	21,336
Russell U.S.DefensiveEquityFund	262,834	10,685
Russell U.S.DynamicEquityFund	1,351,691	15,355
Russell U.S.Small Cap EquityFund	289,776	8,670
		56,046

Fixed Income - 10.1%
Russell StrategicBond Fund	1,232,364	13,433

International Equities - 36.9%
RussellEmergingMarketsFund	358,107	6,023
Russell Global Equity Fund	1,396,058	15,329
RussellInternationalDevelopedMarkets
Fund	789,701	27,987
		49,339

Total Investments 100.0%
(identified cost $94,736)		133,561

Other Assets and Liabilities,
Net - (0.0%)		(9)

Net Assets - 100.0%		133,552

See accompanying notes which are an integral part of this quarterly report.

2040 Strategy Fund 13

Russell Investment Company 2045 Strategy Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares

Alternative - 11.0%
RussellCommodityStrategiesFund	111,079	926
Russell Global Real Estate Securities
Fund	21,332	774
		1,700

Domestic Equities - 42.0%
Russell U.S.Core EquityFund	63,480	2,463
Russell U.S.DefensiveEquityFund	30,347	1,234
Russell U.S.DynamicEquityFund	156,059	1,773
Russell U.S.Small Cap EquityFund	33,438	1,000
		6,470

Fixed Income - 10.1%
Russell StrategicBond Fund	142,473	1,553

International Equities - 36.9%
RussellEmergingMarketsFund	41,159	693
Russell Global Equity Fund	160,941	1,767
RussellInternationalDevelopedMarkets
Fund	90,866	3,220
		5,680

Total Investments 100.0%
(identified cost $11,828)		15,403

Other Assets and Liabilities,
Net - (0.0%)		(3)

Net Assets - 100.0%		15,400

See accompanying notes which are an integral part of this quarterly report.

14 2045 Strategy Fund

Russell Investment Company 2050 Strategy Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 11.0%
RussellCommodityStrategiesFund	145,114	1,210
Russell Global Real Estate Securities
Fund	27,753	1,007
		2,217

Domestic Equities - 42.0%
Russell U.S.Core EquityFund	82,646	3,207
Russell U.S.DefensiveEquityFund	39,496	1,606
Russell U.S.DynamicEquityFund	203,127	2,307
Russell U.S.Small Cap EquityFund	43,508	1,302
		8,422

Fixed Income - 10.2%
Russell StrategicBond Fund	187,447	2,043

International Equities - 36.8%
RussellEmergingMarketsFund	53,643	902
Russell Global Equity Fund	209,408	2,299
RussellInternationalDevelopedMarkets
Fund	118,338	4,194
		7,395

Total Investments 100.0%
(identified cost $14,426)		20,077

Other Assets and Liabilities,
Net - (0.0%)		(3)

Net Assets - 100.0%		20,074

See accompanying notes which are an integral part of this quarterly report.

2050 Strategy Fund 15

Russell Investment Company 2055 Strategy Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.1%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 11.0%
RussellCommodityStrategiesFund	17,869	149
Russell Global Real Estate Securities
Fund	3,428	124
		273

Domestic Equities - 42.1%
Russell U.S.Core EquityFund	10,246	398
Russell U.S.DefensiveEquityFund	4,890	199
Russell U.S.DynamicEquityFund	25,196	286
Russell U.S.Small Cap EquityFund	5,399	161
		1,044

Fixed Income - 10.0%
Russell StrategicBond Fund	22,846	249

International Equities - 37.0%
RussellEmergingMarketsFund	6,646	112
Russell Global Equity Fund	26,003	286
RussellInternationalDevelopedMarkets
Fund	14,708	521
		919

Total Investments 100.1%
(identified cost $2,153)		2,485

Other Assets and Liabilities,
Net - (0.1%)		(2)

Net Assets - 100.0%		2,483

See accompanying notes which are an integral part of this quarterly report.

16 2055 Strategy Fund

Russell Investment Company In Retirement Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Other Russell Investment Company
Series Mutual Funds - Class Y
Shares
Alternative - 5.2%
RussellCommodityStrategiesFund	156,961	1,309
Russell Global Real Estate Securities
Fund	36,107	1,310
		2,619

Domestic Equities - 13.0%
Russell U.S.Core EquityFund	49,255	1,911
Russell U.S.DefensiveEquityFund	64,400	2,618
Russell U.S.DynamicEquityFund	97,491	1,108
Russell U.S.Small Cap EquityFund	30,261	905
		6,542

Fixed Income - 68.1%
Russell InvestmentGrade Bond Fund	458,988	10,075
Russell ShortDurationBondFund	207,706	4,029
Russell StrategicBond Fund	1,848,580	20,150
		34,254

International Equities - 13.7%
RussellEmergingMarketsFund	35,923	604
Russell Global Equity Fund	256,061	2,812
RussellInternationalDevelopedMarkets
Fund	98,854	3,503
		6,919

Total Investments 100.0%
(identified cost $40,774)		50,334

Other Assets and Liabilities,
Net - (0.0%)		(9)

Net Assets - 100.0%		50,325

See accompanying notes which are an integral part of this quarterly report.

In Retirement Fund 17

Russell Investment Company LifePoints® Funds

Notes to Quarterly Report — January 31, 2014 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 37 different investment portfolios referred to as Funds. This Quarterly Report reports on 15 of these Funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a Second Amended and Restated
Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust
Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

TargetPortfolioFunds

Each of the Target Portfolio Funds listed in the table below is a “fund of funds” and diversifies its assets by investing, at present, in Shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. Each Fund currently intends to invest only in the Underlying Funds.
Each Fund intends its strategy of investing in combinations of equity, fixed income and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell
Investment Management Company (“RIMCo”), the Funds’ investment adviser,may modify the target asset allocation forany Fund, including changes to the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1)
due to market movements, (2) by up to +/- 3% at the equity, fixed income or alternative category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each Underlying Fund, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.
In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current
Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following table shows the Underlying Funds in which each Fund invests and the target strategic asset allocation to each
UnderlyingFundeffectiveonoraboutJanuary13,2014.

		Target Strategic Asset Allocation of the Funds
		to the Underlying Funds on or about January 13, 2014*
	Conservative	Moderate	Balanced	Growth	Equity Growth
Underlying Funds	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
AlternativeFunds**
RussellCommodityStrategiesFund	2%	3%	3%	5%	4%
Russell Global Infrastructure Fund	4	5	5	6	6
Russell Global Real Estate Securities Fund	2	3	3	4	4
RussellMulti-StrategyAlternativeFund	2	3	3	4	5
DomesticEquityFunds
Russell U.S. Core EquityFund	2	5	8	9	10
Russell U.S. Defensive Equity Fund	3	4	6	6	5
Russell U.S. DynamicEquityFund	2	2	6	7	9
Russell U.S. Small Cap Equity Fund	2	4	7	9	10
Fixed Income Funds
Russell Global Opportunistic Credit Fund	4	4	4	6	8
Russell Investment Grade Bond Fund	15	18	—	—	—
Russell Short Duration Bond Fund	24	—	—	—	—
Russell Strategic Bond Fund	29	33	28	10	—
International Equity Funds
RussellEmergingMarketsFund	2	4	7	9	10
Russell Global Equity Fund	4	6	10	13	14
Russell International Developed Markets Fund	3	6	10	12	15
	100%	100%	100%	100%	100%

*	Prospectus dated March 1, 2013, as supplemented through January 10, 2014.Actual asset allocation may vary.
**	Alternative Funds pursue investmentstrategiesthatdiffer fromthoseoftraditional broadmarket equityorfixed income funds orthatseekreturns witha lowcorrelationtoglobalequitymarkets.

18NotestoQuarterlyReport

Russell Investment Company LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2014 (Unaudited)

Target Date Funds

Each of the Target Date Funds listed in the table below is a “fund of funds” and seeks to achieve its objective by investing in
Shares of several of the Underlying Funds which represent various asset classes. Each Fund currently intends to invest only in the
Underlying Funds. The 2015 Strategy, 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy,
2050 Strategy and 2055 Strategy Funds are referred to herein as the “Strategy Funds.” The allocation of each Strategy Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately the year indicated
in the Fund name, the “target year,” at which time the allocation will remain fixed. The Strategy Funds are designed for investors who plan to retire close to the target year indicated in the Fund name. The allocation of the In Retirement Fund’s assets to the
Underlying Funds in which it invests does not shift over time. The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. RIMCo may modify the target asset allocation for any
Fund, including changes to the Underlying Funds in which a Fund invests, from time to time based on strategic capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the asset allocation or changes to the Underlying Funds may be based on strategic, long-term allocation decisions and not on tactical, short-term positioning. There may not be changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying
Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following tables show the Underlying Funds in which each Fund invests and the approximate target asset allocation as of March
1, 2013, to each Underlying Fund.

		Asset Allocation Targets as of March 1, 2013*
	2015	2020	2025	2030	2035
Underlying Funds	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
AlternativeFunds**
RussellCommodityStrategiesFund	3%	3%	4%	5%	6%
Russell Global Real Estate Securities Fund	3	3	3	4	5
DomesticEquityFunds
Russell U.S. Core EquityFund	4	7	9	13	16
Russell U.S. Defensive Equity Fund	5	6	7	8	8
Russell U.S. DynamicEquityFund	3	4	7	8	11
Russell U.S. Small Cap Equity Fund	2	3	4	5	7
Fixed Income Funds
Russell Investment Grade Bond Fund	20	14	2	—	—
Russell Short Duration Bond Fund	4	—	—	—	—
Russell Strategic Bond Fund	40	40	40	26	10
International Equity Funds
RussellEmergingMarketsFund	2	2	3	4	5
Russell Global Equity Fund	6	7	8	9	11
Russell International Developed Markets Fund	8	11	13	18	21
	100%	100%	100%	100%	100%
		Asset Allocation Targets as of March 1, 2013*
	2040	2045	2050	2055	InRetirement
Underlying Funds	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Fund
AlternativeFunds**
RussellCommodityStrategiesFund	6%	6%	6%	6%	3%
Russell Global Real Estate Securities Fund	5	5	5	5	3
DomesticEquityFunds
Russell U.S. Core EquityFund	16	16	16	16	4
Russell U.S. Defensive Equity Fund	8	8	8	8	5
Russell U.S. DynamicEquityFund	11	11	11	11	2
Russell U.S. Small Cap Equity Fund	7	7	7	7	2
Fixed Income Funds
Russell Investment Grade Bond Fund	—	—	—	—	20
Russell Short Duration Bond Fund	—	—	—	—	8
Russell Strategic Bond Fund	10	10	10	10	40

NotestoQuarterlyReport19

Russell Investment Company LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2014 (Unaudited)

		Asset Allocation Targets as of March 1, 2013*
	2040	2045	2050	2055	InRetirement
Underlying Funds	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Fund
International Equity Funds
RussellEmergingMarketsFund	5	5	5	5	1
Russell Global Equity Fund	11	11	11	11	5
Russell International Developed Markets Fund	21	21	21	21	7
	100%	100%	100%	100%	100%

*	Prospectus dated March 1, 2013, as supplemented through January 10, 2014. Actual asset allocation may vary.
**	Alternative Funds pursueinvestmentstrategiesthatdiffer fromthoseoftraditional broadmarketequityoffixed incomefunds orthatseekreturns witha lowcorrelationtoglobalequitymarkets.

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity withU.S. generally accepted accountingprinciples (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each
Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk
(e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The fair value hierarchy of inputs is summarized in the three broad levels listed below.

  Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
  Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted pricesfor similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or othermarketcorroboratedinputs.
  Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by Russell Fund Services Company, acting at the discretionof the Board, thatare used in determiningthe fair valueof investments.

The levels associated with valuing the Funds’ investments for the period ended January 31, 2014 were Level 1 for all Funds.

Investment Transactions

Investmenttransactionsare reflected as of the trade date for financial reporting purposes. This may cause the net asset valuestated
in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securitiestransactions, if applicable, are recorded on thebasis of specific identified cost.

Investment Income
Distributionsofincomeand capital gainsfrom theUnderlying Fundsare recordedonthe ex-dividend date.

20NotestoQuarterlyReport

Russell Investment Company LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2014 (Unaudited)

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximumexposure underthesearrangements is unknown as this wouldinvolvefuture claims that may be madeagainst the Fundsthat have not yet occurred. However, the Funds expect the riskof loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or the risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

Globaleconomiesandfinancialmarketsarebecomingincreasinglyinterconnectedandpoliticalandeconomicconditions(including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficultyinvaluingportfolioinstrumentsheldbyanUnderlyingFund.ThiscouldcauseanUnderlyingFundtounderperformother typesofinvestments.

3. Federal Income Taxes

AtJanuary31,2014,thecostofinvestmentsandnetunrealizedappreciation(depreciation) forincometaxpurposeswereasfollows:

	Conservative	Moderate Strategy	Balanced Strategy
	Strategy Fund	Fund	Fund
Cost of Investments	$ 508,355,949 $	806,304,882 $	3,410,645,510
UnrealizedAppreciation	$ 49,174,343 $	100,652,038 $	337,459,447
UnrealizedDepreciation	(1,950,261)	(4,299,158)	(16,160,663)
NetUnrealizedAppreciation(Depreciation)	$ 47,224,082 $	96,352,880 $	321,298,784
	Growth Strategy	Equity Growth
	Fund	Strategy Fund 2015 Strategy Fund
Cost of Investments	$ 2,131,405,816 $	927,441,463 $	28,533,580
UnrealizedAppreciation	$ 231,881,853 $	89,107,752 $	4,796,198
UnrealizedDepreciation	(19,187,416)	(20,732,788)	(121,588)
NetUnrealizedAppreciation(Depreciation)	$ 212,694,437 $	68,374,964 $	4,674,610
	2020 Strategy Fund 2025 Strategy Fund 2030 Strategy Fund
Cost of Investments	$ 146,895,692 $	34,935,459 $	128,807,391
UnrealizedAppreciation	$ 34,477,230 $	7,598,354 $	40,919,917
UnrealizedDepreciation	(972,465)	(243,652)	(1,456,458)
NetUnrealizedAppreciation(Depreciation)	$ 33,504,765 $	7,354,702 $	39,463,459
	2035 Strategy Fund 2040 Strategy Fund 2045 Strategy Fund
Cost of Investments	$ 23,207,132 $	97,296,341 $	12,061,760
UnrealizedAppreciation	$ 6,674,826 $	37,459,318 $	3,432,118
UnrealizedDepreciation	(222,535)	(1,195,025)	(91,200)
NetUnrealizedAppreciation(Depreciation)	$ 6,452,291 $	36,264,293 $	3,340,918
	2050 Strategy Fund 2055 Strategy Fund In Retirement Fund
Cost of Investments	$ 14,673,613 $	2,180,409 $	41,624,716
UnrealizedAppreciation	$ 5,534,022 $	317,059 $	8,919,686
UnrealizedDepreciation	(130,643)	(12,477)	(210,896)
NetUnrealizedAppreciation(Depreciation)	$ 5,403,379 $	304,582 $	8,708,790

NotestoQuarterlyReport21

Russell Investment Company LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2014 (Unaudited)

4. Pending Legal Proceedings

On October 17, 2013, Fred McClure filed a derivative lawsuit against Russell Investment Management Company (“RIMCo”) on behalf of ten funds, some of which are Underlying Funds in which the RIC LifePoints Funds invest: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended, for the alleged payment of excessive investment management fees to RIMCo. Although this action was purportedly filed on behalf of these ten Funds, none of these ten Funds are themselves parties to the suit. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of these funds. The plaintiffs seek recovery of the amount of compensation or payments received from these ten Funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid. RIMCo intends to vigorously defend the action.

5. Subsequent Events

Managementhasevaluatedtheeventsand/ortransactionsthathave occurred through the datethis Quarterly Reportwas issuedand noted noitemsrequiringadjustments ofthe Quarterly Reportor additional disclosures.

22NotestoQuarterlyReport

Russell Investment Company LifePoints® Funds

Shareholder Requests for Additional Information — January 31, 2014 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at
www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange
Commission’spublicreferenceroom.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring; evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the
P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’
Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2013 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www.
sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.
Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

ShareholderRequestsforAdditionalInformation23

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495

www.russell.com

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”))are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-
15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the
Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a)
under the Act and certification for principal financial officer of Registrant as required by
Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By: /s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: March 31, 2014

By: /s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:March 31, 2014